UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

One Congress Street,

Boston, Massachusetts 02114

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Andrew J. DeLorme, Esq. Chief Legal Officer c/o SSGA Funds Management, Inc. One Congress Street Boston, Massachusetts 02114	Adam M. Schlichtmann, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders.

(a)	The Reports to Shareholders are attached herewith.

State Street Aggregate Bond Index Fund

Class A: SSFCX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,376,762,098
  Number of Portfolio Holdings6,823
  Portfolio Turnover Rate11%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFCX

State Street Aggregate Bond Index Fund

Class I: SSFDX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,376,762,098
  Number of Portfolio Holdings6,823
  Portfolio Turnover Rate11%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFDX

State Street Aggregate Bond Index Fund

Class K: SSFEX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,376,762,098
  Number of Portfolio Holdings6,823
  Portfolio Turnover Rate11%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFEX

State Street Aggregate Bond Index Portfolio

SSAFX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$6,439,916,661
  Number of Portfolio Holdings6,823
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Balanced Index Fund

Class K: SSBIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$618,361,845
  Number of Portfolio Holdings2,494
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Common Stocks	60.3%
Mutual Funds and Exchange Traded Products	39.2%
Short-Term Investments	0.9%

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	39.2%
NVIDIA Corp.	4.0%
Apple, Inc.	3.5%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.4%
Micron Technology, Inc.	1.1%
Meta Platforms, Inc., Class A	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSBIX

State Street Emerging Markets Equity Index Fund

Class K: SSKEX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$812,725,459
  Number of Portfolio Holdings1,102
  Portfolio Turnover Rate4%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Taiwan	25.9%
South Korea	22.5%
China	14.7%
India	10.6%
Brazil	3.5%
Switzerland	2.9%
South Africa	2.4%
Saudi Arabia	2.3%
Mexico	1.7%
United Arab Emirates	1.1%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	14.3%
Samsung Electronics Co. Ltd.	7.7%
SK Hynix, Inc.	7.2%
Tencent Holdings Ltd.	2.6%
Alibaba Group Holding Ltd.	1.5%
MediaTek, Inc.	1.5%
MSCI CHINA A INCLUSION Net Return USD Index, due 08/31/27	1.2%
UBS AG, due 06/04/27	0.9%
Delta Electronics, Inc.	0.9%
Samsung Electronics Co. Ltd.	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-800-647-7327 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 28, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective May 28, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the MSCI Emerging Markets Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf .

TSR SAR SSKEX

State Street Equity 500 Index Fund

Administrative Shares: STFAX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR STFAX

State Street Equity 500 Index Fund

Class A: SSSVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSSVX

State Street Equity 500 Index Fund

Class I: SSSWX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSSWX

State Street Equity 500 Index Fund

Class K: SSSYX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSSYX

State Street Equity 500 Index Fund

Class R Shares: SSFRX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR SSFRX

State Street Equity 500 Index Fund

Service Shares: STBIX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: https://www.ssga.com/us/en/institutional/fund-finder?type=mf.

TSR SAR STBIX

State Street Equity 500 Index II Portfolio

SSEYX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$24,967,693,908
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Federal Government Money Market Fund

Advantage Class: AGFXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Federal Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$191,471,683
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR AGFXX

State Street Federal Treasury Money Market Fund

Advantage Class: AFTXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Federal Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$143,263,438
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR AFTXX

State Street Federal Treasury Plus Money Market Fund

Advantage Class: ATPXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Federal Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$107,652,690
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR ATPXX

State Street Global All Cap Equity ex-U.S. Index Fund

Class A: SSGHX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,480,235,742
  Number of Portfolio Holdings5,631
  Portfolio Turnover Rate6%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSGHX

State Street Global All Cap Equity ex-U.S. Index Fund

Class I: SSGJX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,480,235,742
  Number of Portfolio Holdings5,631
  Portfolio Turnover Rate6%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSGJX

State Street Global All Cap Equity ex-U.S. Index Fund

Class K: SSGLX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,480,235,742
  Number of Portfolio Holdings5,631
  Portfolio Turnover Rate6%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSGLX

State Street Global All Cap Equity ex-U.S. Index Portfolio

SSGVX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$12,141,019,088
  Number of Portfolio Holdings5,631
  Portfolio Turnover Rate4%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Hedged International Developed Equity Index Fund

Class K: SSHQX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,700,201,015
  Number of Portfolio Holdings763
  Portfolio Turnover Rate5%

Portfolio turnover rate is from the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	21.7%
United Kingdom	10.2%
Germany	8.0%
France	7.6%
United States	6.8%
Australia	6.7%
Switzerland	5.8%
Netherlands	5.6%
Spain	3.5%
Italy	3.1%

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	3.3%
HSBC Holdings PLC	1.4%
Roche Holding AG	1.2%
Novartis AG	1.2%
AstraZeneca PLC	1.2%
Nestle SA	1.1%
Siemens AG	1.0%
Shell PLC	0.9%
Tokyo Electron Ltd.	0.9%
Mitsubishi UFJ Financial Group, Inc.	0.9%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSHQX

State Street Institutional Treasury Money Market Fund

Administration Class: SSKXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SSKXX

State Street Institutional Treasury Money Market Fund

Bancroft Capital Class: VTTXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR VTTXX

State Street Institutional Treasury Money Market Fund

Cabrera Capital Markets Class: CSJXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR CSJXX

State Street Institutional Treasury Money Market Fund

Institutional Class: SSJXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SSJXX

State Street Institutional Treasury Money Market Fund

Investment Class: TRVXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR TRVXX

State Street Institutional Treasury Money Market Fund

Investor Class : SSNXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SSNXX

State Street Institutional Treasury Money Market Fund

Opportunity Class: OPRXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR OPRXX

State Street Institutional Treasury Money Market Fund

Premier Class: TRIXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$14,908,472,302
  Number of Portfolio Holdings62

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR TRIXX

State Street Institutional Treasury Plus Money Market Fund

Administration Class: SSQXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SSQXX

State Street Institutional Treasury Plus Money Market Fund

Bancroft Capital Class: VTLXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR VTLXX

State Street Institutional Treasury Plus Money Market Fund

Blaylock Van Class: BVYXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR BVYXX

State Street Institutional Treasury Plus Money Market Fund

Cabrera Capital Markets Class: CAJXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR CAJXX

State Street Institutional Treasury Plus Money Market Fund

Institutional Class: SAJXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

30000120TSR SAR SAJXX

State Street Institutional Treasury Plus Money Market Fund

Investment Class: TPVXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR TPVXX

State Street Institutional Treasury Plus Money Market Fund

Investor Class: SAEXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SAEXX

State Street Institutional Treasury Plus Money Market Fund

Opportunity Class: OPTXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR OPTXX

State Street Institutional Treasury Plus Money Market Fund

Premier Class: TPIXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR TPIXX

State Street Institutional Treasury Plus Money Market Fund

Trust Class: TPLXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$80,785,024,474
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR TPLXX

State Street Institutional U.S. Government Money Market Fund

Administration Class: SALXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SALXX

State Street Institutional U.S. Government Money Market Fund

Bancroft Capital Class: VTGXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR VTGXX

State Street Institutional U.S. Government Money Market Fund

Blaylock Van Class: BUYXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR BUYXX

State Street Institutional U.S. Government Money Market Fund

Cabrera Capital Markets Class: CAHXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR CAHXX

State Street Institutional U.S. Government Money Market Fund

Class G: SSOXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please contact us at 1-866-392-0869.

TSR SAR SSOXX

State Street Institutional U.S. Government Money Market Fund

Institutional Class: SAHXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

30000119 TSR SAR SAHXX

State Street Institutional U.S. Government Money Market Fund

Investment Class: GVVXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR GVVXX

State Street Institutional U.S. Government Money Market Fund

Investor Class: SAMXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SAMXX

State Street Institutional U.S. Government Money Market Fund

Mercury Class: MRGXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of June 24, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercury Class	$0	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR MRGXX

State Street Institutional U.S. Government Money Market Fund

Opportunity Class: OPGXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR OPGXX

State Street Institutional U.S. Government Money Market Fund

Premier Class: GVMXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR GVMXX

State Street Institutional U.S. Government Money Market Fund

Select Class: GVSXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR GVSXX

State Street Institutional U.S. Government Money Market Fund

Trust Class: GVBXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$209,802,712,266
  Number of Portfolio Holdings241

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR GVBXX

State Street Small/Mid Cap Equity Index Fund

Class A: SSMJX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$925,618,045
  Number of Portfolio Holdings2,473
  Portfolio Turnover Rate5%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSMJX

State Street Small/Mid Cap Equity Index Fund

Class I: SSMLX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$925,618,045
  Number of Portfolio Holdings2,473
  Portfolio Turnover Rate5%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSMLX

State Street Small/Mid Cap Equity Index Fund

Class K: SSMKX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$925,618,045
  Number of Portfolio Holdings2,473
  Portfolio Turnover Rate5%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSMKX

State Street Small/Mid Cap Equity Index Portfolio

SSMHX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,967,156,008
  Number of Portfolio Holdings2,473
  Portfolio Turnover Rate18%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents.

State Street Target Retirement 2025 Fund

Class R3: SSAHX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,875,424,955
  Number of Portfolio Holdings12
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	41.4%
Domestic Equity	22.0%
Inflation Linked	17.9%
International Equity	13.7%
Real Estate	4.9%
Short-Term Investments	1.8%

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	21.1%
State Street Equity 500 Index II Portfolio	19.6%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	17.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	13.7%
State Street SPDR Portfolio Short Term Treasury ETF	7.8%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAHX

State Street Target Retirement 2025 Fund

Class I: SSBRX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,875,424,955
  Number of Portfolio Holdings12
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	41.4%
Domestic Equity	22.0%
Inflation Linked	17.9%
International Equity	13.7%
Real Estate	4.9%
Short-Term Investments	1.8%

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	21.1%
State Street Equity 500 Index II Portfolio	19.6%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	17.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	13.7%
State Street SPDR Portfolio Short Term Treasury ETF	7.8%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSBRX

State Street Target Retirement 2025 Fund

Class K: SSBSX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,875,424,955
  Number of Portfolio Holdings12
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	41.4%
Domestic Equity	22.0%
Inflation Linked	17.9%
International Equity	13.7%
Real Estate	4.9%
Short-Term Investments	1.8%

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	21.1%
State Street Equity 500 Index II Portfolio	19.6%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	17.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	13.7%
State Street SPDR Portfolio Short Term Treasury ETF	7.8%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSBSX

State Street Target Retirement 2030 Fund

Class R3: SSAJX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,476,848,136
  Number of Portfolio Holdings13
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	32.2%
Domestic Equity	31.4%
International Equity	21.0%
Inflation Linked	12.1%
Real Estate	3.2%
Short-Term Investments	2.9%

Top Ten Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	27.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.0%
State Street Aggregate Bond Index Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	12.1%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.4%
State Street SPDR Dow Jones Global Real Estate ETF	3.2%
State Street SPDR Portfolio Short Term Treasury ETF	1.1%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAJX

State Street Target Retirement 2030 Fund

Class I: SSBWX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,476,848,136
  Number of Portfolio Holdings13
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	32.2%
Domestic Equity	31.4%
International Equity	21.0%
Inflation Linked	12.1%
Real Estate	3.2%
Short-Term Investments	2.9%

Top Ten Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	27.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.0%
State Street Aggregate Bond Index Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	12.1%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.4%
State Street SPDR Dow Jones Global Real Estate ETF	3.2%
State Street SPDR Portfolio Short Term Treasury ETF	1.1%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSBWX

State Street Target Retirement 2030 Fund

Class K: SSBYX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,476,848,136
  Number of Portfolio Holdings13
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	32.2%
Domestic Equity	31.4%
International Equity	21.0%
Inflation Linked	12.1%
Real Estate	3.2%
Short-Term Investments	2.9%

Top Ten Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	27.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.0%
State Street Aggregate Bond Index Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	12.1%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.4%
State Street SPDR Dow Jones Global Real Estate ETF	3.2%
State Street SPDR Portfolio Short Term Treasury ETF	1.1%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSBYX

State Street Target Retirement 2035 Fund

Class R3: SSAZX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,875,729,092
  Number of Portfolio Holdings10
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	29.2%
International Equity	28.0%
Inflation Linked	2.9%
Short-Term Investments	1.2%
Real Estate	0.7%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.0%
State Street Aggregate Bond Index Portfolio	15.8%
State Street SPDR Portfolio Long Term Treasury ETF	8.1%
State Street Small/Mid Cap Equity Index Portfolio	5.8%
State Street SPDR Bloomberg High Yield Bond ETF	5.2%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.9%
State Street SPDR Dow Jones Global Real Estate ETF	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAZX

State Street Target Retirement 2035 Fund

Class I: SSCJX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,875,729,092
  Number of Portfolio Holdings10
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	29.2%
International Equity	28.0%
Inflation Linked	2.9%
Short-Term Investments	1.2%
Real Estate	0.7%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.0%
State Street Aggregate Bond Index Portfolio	15.8%
State Street SPDR Portfolio Long Term Treasury ETF	8.1%
State Street Small/Mid Cap Equity Index Portfolio	5.8%
State Street SPDR Bloomberg High Yield Bond ETF	5.2%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.9%
State Street SPDR Dow Jones Global Real Estate ETF	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSCJX

State Street Target Retirement 2035 Fund

Class K: SSCKX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,875,729,092
  Number of Portfolio Holdings10
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	29.2%
International Equity	28.0%
Inflation Linked	2.9%
Short-Term Investments	1.2%
Real Estate	0.7%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.0%
State Street Aggregate Bond Index Portfolio	15.8%
State Street SPDR Portfolio Long Term Treasury ETF	8.1%
State Street Small/Mid Cap Equity Index Portfolio	5.8%
State Street SPDR Bloomberg High Yield Bond ETF	5.2%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.9%
State Street SPDR Dow Jones Global Real Estate ETF	0.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSCKX

State Street Target Retirement 2040 Fund

Class R3: SSAKX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,659,144,589
  Number of Portfolio Holdings8
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	43.4%
International Equity	31.7%
Domestic Fixed Income	24.7%
Short-Term Investments	1.7%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	31.8%
State Street Aggregate Bond Index Portfolio	12.2%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	7.5%
State Street SPDR Bloomberg High Yield Bond ETF	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAKX

State Street Target Retirement 2040 Fund

Class I: SSCNX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,659,144,589
  Number of Portfolio Holdings8
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	43.4%
International Equity	31.7%
Domestic Fixed Income	24.7%
Short-Term Investments	1.7%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	31.8%
State Street Aggregate Bond Index Portfolio	12.2%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	7.5%
State Street SPDR Bloomberg High Yield Bond ETF	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSCNX

State Street Target Retirement 2040 Fund

Class K: SSCQX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,659,144,589
  Number of Portfolio Holdings8
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	43.4%
International Equity	31.7%
Domestic Fixed Income	24.7%
Short-Term Investments	1.7%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	31.8%
State Street Aggregate Bond Index Portfolio	12.2%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	7.5%
State Street SPDR Bloomberg High Yield Bond ETF	2.8%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSCQX

State Street Target Retirement 2045 Fund

Class R3: SSAOX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,496,455,714
  Number of Portfolio Holdings7
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	47.2%
International Equity	34.6%
Domestic Fixed Income	18.0%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	34.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	9.4%
State Street Aggregate Bond Index Portfolio	8.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAOX

State Street Target Retirement 2045 Fund

Class I: SSDDX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,496,455,714
  Number of Portfolio Holdings7
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	47.2%
International Equity	34.6%
Domestic Fixed Income	18.0%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	34.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	9.4%
State Street Aggregate Bond Index Portfolio	8.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDDX

State Street Target Retirement 2045 Fund

Class K: SSDEX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,496,455,714
  Number of Portfolio Holdings7
  Portfolio Turnover Rate7%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	47.2%
International Equity	34.6%
Domestic Fixed Income	18.0%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	34.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	9.4%
State Street Aggregate Bond Index Portfolio	8.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDEX

State Street Target Retirement 2050 Fund

Class R3: SSAUX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,063,838,130
  Number of Portfolio Holdings6
  Portfolio Turnover Rate6%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	50.1%
International Equity	36.7%
Domestic Fixed Income	13.0%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	36.7%
State Street Small/Mid Cap Equity Index Portfolio	11.4%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Aggregate Bond Index Portfolio	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAUX

State Street Target Retirement 2050 Fund

Class I: SSDJX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,063,838,130
  Number of Portfolio Holdings6
  Portfolio Turnover Rate6%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	50.1%
International Equity	36.7%
Domestic Fixed Income	13.0%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	36.7%
State Street Small/Mid Cap Equity Index Portfolio	11.4%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Aggregate Bond Index Portfolio	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDJX

State Street Target Retirement 2050 Fund

Class K: SSDLX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,063,838,130
  Number of Portfolio Holdings6
  Portfolio Turnover Rate6%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	50.1%
International Equity	36.7%
Domestic Fixed Income	13.0%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	36.7%
State Street Small/Mid Cap Equity Index Portfolio	11.4%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Aggregate Bond Index Portfolio	3.4%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDLX

State Street Target Retirement 2055 Fund

Class R3: SSAWX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,440,323,367
  Number of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAWX

State Street Target Retirement 2055 Fund

Class I: SSDOX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,440,323,367
  Number of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDOX

State Street Target Retirement 2055 Fund

Class K: SSDQX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,440,323,367
  Number of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDQX

State Street Target Retirement 2060 Fund

Class R3: SSAYX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,816,038,285
  Number of Portfolio Holdings5
  Portfolio Turnover Rate6%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSAYX

State Street Target Retirement 2060 Fund

Class I: SSDWX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,816,038,285
  Number of Portfolio Holdings5
  Portfolio Turnover Rate6%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDWX

State Street Target Retirement 2060 Fund

Class K: SSDYX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,816,038,285
  Number of Portfolio Holdings5
  Portfolio Turnover Rate6%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSDYX

State Street Target Retirement 2065 Fund

Class R3: SSFPX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$663,928,435
  Number of Portfolio Holdings5
  Portfolio Turnover Rate4%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.0%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFPX

State Street Target Retirement 2065 Fund

Class I: SSFJX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$663,928,435
  Number of Portfolio Holdings5
  Portfolio Turnover Rate4%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.0%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFJX

State Street Target Retirement 2065 Fund

Class K: SSFKX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$663,928,435
  Number of Portfolio Holdings5
  Portfolio Turnover Rate4%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.0%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFKX

State Street Target Retirement 2070 Fund

Class I: SSGQX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$94,789,074
  Number of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSGQX

State Street Target Retirement 2070 Fund

Class K: SSGNX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$94,789,074
  Number of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSGNX

State Street Target Retirement 2070 Fund

Class R3: SSGUX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$94,789,074
  Number of Portfolio Holdings5
  Portfolio Turnover Rate5%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSGUX

State Street Target Retirement Fund

Class R3: SSFQX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,395,140,994
  Number of Portfolio Holdings12
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	50.1%
Inflation Linked	18.0%
Domestic Equity	16.7%
International Equity	10.2%
Real Estate	4.9%
Short-Term Investments	1.5%

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	15.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFQX

State Street Target Retirement Fund

Class I: SSFNX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,395,140,994
  Number of Portfolio Holdings12
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	50.1%
Inflation Linked	18.0%
Domestic Equity	16.7%
International Equity	10.2%
Real Estate	4.9%
Short-Term Investments	1.5%

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	15.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFNX

State Street Target Retirement Fund

Class K: SSFOX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,395,140,994
  Number of Portfolio Holdings12
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	50.1%
Inflation Linked	18.0%
Domestic Equity	16.7%
International Equity	10.2%
Real Estate	4.9%
Short-Term Investments	1.5%

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	15.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.7%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf.

TSR SAR SSFOX

State Street Treasury Obligations Money Market Fund

TAQXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,721,462,836
  Number of Portfolio Holdings96

Reflects holdings of the Portfolio, in which the Fund invests.

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

Reflects holdings of the Portfolio, in which the Fund invests.

Availability of Additional Information

You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.

TSR SAR TAQXX

State Street® Stablecoin Reserves Money Market Fund

Capital Class: SSCXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® Stablecoin Reserves Money Market Fund (the "Fund") for the period of June 8, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Class	$1	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$121,044,641
  Number of Portfolio Holdings10

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Treasury Repurchase Agreements	96.9%
Treasury Debt	4.3%

Top Ten Holdings

Table Summary
Holdings	%
Deutsche Tri Party A, 3.64%, due 07/01/26	16.5%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	16.5%
Wells Fargo Bank NA A, 3.64%, due 07/01/26	16.5%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	12.6%
HSBC Tri Party A, 3.64%, due 07/01/26	12.4%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	12.4%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	9.9%
U.S. Treasury Bills, 3.64%, due 08/18/26	1.6%
U.S. Treasury Bills, 3.63%, due 09/17/26	1.6%
U.S. Treasury Bills, 3.66%, due 08/13/26	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SSCXX

State Street® Stablecoin Reserves Money Market Fund

Preferred Class: SSRXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® Stablecoin Reserves Money Market Fund (the "Fund") for the period of June 8, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Class	$1	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$121,044,641
  Number of Portfolio Holdings10

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Treasury Repurchase Agreements	96.9%
Treasury Debt	4.3%

Top Ten Holdings

Table Summary
Holdings	%
Deutsche Tri Party A, 3.64%, due 07/01/26	16.5%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	16.5%
Wells Fargo Bank NA A, 3.64%, due 07/01/26	16.5%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	12.6%
HSBC Tri Party A, 3.64%, due 07/01/26	12.4%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	12.4%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	9.9%
U.S. Treasury Bills, 3.64%, due 08/18/26	1.6%
U.S. Treasury Bills, 3.63%, due 09/17/26	1.6%
U.S. Treasury Bills, 3.66%, due 08/13/26	1.0%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR SSRXX

State Street Prime Retail Reserves Money Market Fund

Advantage Class: PAVXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$10	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$29,467,148
  Number of Portfolio Holdings102

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR PAVXX

State Street Prime Retail Reserves Money Market Fund

Advisory Class: PRDXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$11	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$29,467,148
  Number of Portfolio Holdings102

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR PRDXX

State Street Prime Retail Reserves Money Market Fund

Agency Class: PRAXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Agency Class	$8	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$29,467,148
  Number of Portfolio Holdings102

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR PRAXX

State Street Prime Retail Reserves Money Market Fund

Capital Class: PCPXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Class	$5	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$29,467,148
  Number of Portfolio Holdings102

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR PCPXX

State Street Prime Retail Reserves Money Market Fund

Cash Management Class: PCMXX

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 . This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$5	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$29,467,148
  Number of Portfolio Holdings102

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash.

TSR SAR PCMXX

State Street® Prime Money Market ETF

MMK

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® Prime Money Market ETF (the "Fund") for the period of February 12, 2026 (commencement of operations) through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Prime Money Market ETF	$7	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$27,076,219
  Number of Portfolio Holdings69

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Security Types

Table Summary
Assets	%
Financial Company Commercial Paper	25.3%
Certificates Of Deposit	15.9%
Treasury Repurchase Agreements	14.8%
Asset Backed Commercial Paper	14.5%
Other Repurchase Agreements	10.5%
Government Agency Repurchase Agreements	7.9%
Treasury Debt	6.4%
Other Notes	4.6%

Top Holdings

Table Summary
Holdings	%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	7.4%
Goldman Sachs & Co. Tri Party D, 3.65%, due 07/01/26	4.1%
Mizuho Securities USA, 3.64%, due 07/01/26	3.7%
RBC Dominion Securities Tri Party, 3.65%, due 07/01/26	3.7%
NatWest Markets Securities, 3.64%, due 07/01/26	3.7%
Toronto Dominion Bank USA Tri Party B Repo, 3.72%, due 07/01/26	3.7%
Credit Agricole Corporate, 3.65%, due 07/01/26	3.7%
Verto Capital I Compartment D, 3.72%, due 07/02/26	1.8%
U.S. Treasury Bill, 3.70%, due 09/24/26	1.8%
Mackinac Funding Co LLC, 0.01%, due 09/01/26	1.5%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MMK

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the Registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Aggregate Bond Index Fund
State Street Global All Cap Equity ex-U.S. Index Fund
State Street Small/Mid Cap Equity Index Fund
State Street Equity 500 Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex-U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Portfolio
State Street Equity 500 Index II Portfolio
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (Unaudited) (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund	State Street Equity 500 Index Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value*	$3,376,811,456	$4,481,114,139	$925,709,607	$16,370,189,954
Cash	73	—	—	856
Receivable for investments sold	—	967,441	819,179	11,375,491
Receivable for fund shares sold	4,334,014	1,266,221	129,227	5,956,494
Receivable from Adviser	313,569	455,398	47,186	1,161,572
TOTAL ASSETS	3,381,459,112	4,483,803,199	926,705,199	16,388,684,367
LIABILITIES
Payable for investments purchased	3,352,396	—	—	—
Payable for fund shares repurchased	981,691	2,195,853	948,406	17,332,841
Advisory fee payable	67,631	222,104	22,102	266,546
Custodian fees payable	17,892	17,875	17,877	22,618
Administration fees payable	135,263	185,087	36,837	660,706
Distribution fees payable	3,266	4,767	8,834	88,440
Trustees’ fees and expenses payable	116	116	116	117
Transfer agent fees payable	64,590	51,935	16,007	99,352
Sub-transfer agent fee payable	7,718	9,417	12,664	30,950
Registration and filing fees payable	52,031	36,896	8,345	71,888
Professional fees payable	9,346	12,402	7,508	16,708
Printing and postage fees payable	2,768	9,843	6,142	56,707
Accrued expenses and other liabilities	2,306	821,162	2,316	5,887
TOTAL LIABILITIES	4,697,014	3,567,457	1,087,154	18,652,760
NET ASSETS	$3,376,762,098	$4,480,235,742	$925,618,045	$16,370,031,607
NET ASSETS CONSIST OF:
Paid-in capital	$3,469,154,232	$3,217,497,501	$684,104,133	$10,394,511,590
Total distributable earnings (loss)	(92,392,134)	1,262,738,241	241,513,912	5,975,520,017
NET ASSETS	$3,376,762,098	$4,480,235,742	$925,618,045	$16,370,031,607
NET ASSET VALUE PER SHARE
Administrative Shares
Net Assets	$—	$—	$—	$168,084,466
Shares Outstanding	—	—	—	299,586
Net asset value, offering and redemption price per share	$—	$—	$—	$561.06
Service Shares
Net Assets	$—	$—	$—	$26,279,596
Shares Outstanding	—	—	—	46,909
Net asset value, offering and redemption price per share	$—	$—	$—	$560.22
Class R Shares
Net Assets	$—	$—	$—	$43,883,872
Shares Outstanding	—	—	—	78,436
Net asset value, offering and redemption price per share	$—	$—	$—	$559.49
Class A Shares
Net Assets	$15,688,377	$22,719,455	$43,559,733	$200,585,491
Shares Outstanding	181,193	155,107	114,063	357,930
Net asset value, offering and redemption price per share	$86.58	$146.48	$381.89	$560.40
Maximum sales charge	3.75%	5.25%	5.25%	5.25%
Maximum offering price per share	$89.95	$154.60	$403.05	$591.45
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund	State Street Equity 500 Index Fund
Class I Shares
Net Assets	$558,363	$5,231,159	$10,964,898	$87,992,390
Shares Outstanding	6,456	35,647	28,680	156,867
Net asset value, offering and redemption price per share	$86.48	$146.75	$382.32	$560.94
Class K Shares
Net Assets	$3,360,515,358	$4,452,285,128	$871,093,414	$15,843,205,792
Shares Outstanding	38,931,228	30,250,131	2,275,181	28,205,940
Net asset value, offering and redemption price per share	$86.32	$147.18	$382.87	$561.70
COST OF INVESTMENTS:
*Investment in corresponding affiliated Portfolio, at cost	$3,365,702,999	$3,280,494,818	$712,152,249	$10,370,111,702
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Aggregate Bond Index Fund	State Street Global All Cap Equity ex-U.S. Index Fund	State Street Small/Mid Cap Equity Index Fund	State Street Equity 500 Index Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$73	$1,474	$—	$1,764
Dividend income from corresponding affiliated Portfolio	53,611,399	—	—	—
TOTAL INVESTMENT INCOME (LOSS)	53,611,472	1,474	—	1,764
EXPENSES
Advisory fee	394,614	1,255,134	122,623	1,455,351
Administration fees	789,228	1,045,945	204,371	3,638,377
Sub-transfer agent fee
Class A Shares	15,166	21,428	39,650	171,513
Class I Shares	—	2,715	11,381	100,287
Distribution fees
Administrative Shares	—	—	—	119,511
Service Shares	—	—	—	27,449
Class R Shares	—	—	—	120,574
Class A Shares	18,685	26,158	50,357	237,435
Custodian fees	17,935	17,919	17,920	22,682
Trustees’ fees and expenses	116	116	116	56
Transfer agent fees	122,821	97,629	24,930	181,990
Registration and filing fees	206,145	155,641	40,876	325,947
Professional fees and expenses	15,200	15,453	12,198	27,885
Printing and postage fees	26,712	20,514	16,464	62,953
Insurance expense	2,679	4,102	786	13,869
Miscellaneous expenses	3,417	821,997	1,707	23,684
TOTAL EXPENSES	1,612,718	3,484,751	543,379	6,529,563
Expenses waived/reimbursed by the Adviser	(1,474,689)	(2,758,769)	(314,871)	(5,323,465)
NET EXPENSES	138,029	725,982	228,508	1,206,098
NET INVESTMENT INCOME (LOSS)	$53,473,443	$(724,508)	$(228,508)	$(1,204,334)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(28,902,705)	62,099,046	265,419	(1,456,095)
Net change in unrealized appreciation/depreciation on:
Investments in corresponding affiliated Portfolio	(1,323,243)	462,199,414	140,382,824	1,474,629,986
NET REALIZED AND UNREALIZED GAIN (LOSS)	(30,225,948)	524,298,460	140,648,243	1,473,173,891
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,247,495	$523,573,952	$140,419,735	$1,471,969,557
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Fund		State Street Global All Cap Equity ex-U.S. Index Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$53,473,443	$92,232,347	$(724,508)	$127,462,901
Net realized gain (loss)	(28,902,705)	(16,456,853)	62,099,046	45,802,390
Net change in unrealized appreciation/depreciation	(1,323,243)	78,550,523	462,199,414	738,561,128
Net increase (decrease) in net assets resulting from operations	23,247,495	154,326,017	523,573,952	911,826,419
DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares	(227,664)	(490,884)	—	(721,349)
Class I Shares	(31,632)	(268,146)	—	(235,817)
Class K Shares	(53,217,400)	(91,526,470)	—	(166,832,151)
Total distributions to shareholders	(53,476,696)	(92,285,500)	—	(167,789,317)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A Shares
Proceeds from sale of shares sold	4,269,108	6,033,305	4,965,415	8,843,582
Reinvestment of distributions	198,539	415,773	—	701,021
Cost of shares redeemed	(3,066,555)	(4,746,824)	(3,474,070)	(10,028,485)
Net increase (decrease) from capital share transactions	1,401,092	1,702,254	1,491,345	(483,882)
Class I Shares
Proceeds from sale of shares sold	314,094	777,280	44,039	635,478
Reinvestment of distributions	9,911	27,078	—	235,817
Cost of shares redeemed	(6,524,418)	(1,124,999)	(1,221,725)	(1,808,891)
Net increase (decrease) from capital share transactions	(6,200,413)	(320,641)	(1,177,686)	(937,596)
Class K Shares
Proceeds from sale of shares sold	973,831,203	1,626,132,146	402,602,812	1,199,531,899
Reinvestment of distributions	52,948,557	90,661,004	—	165,473,116
Cost of shares redeemed	(596,289,604)	(357,070,096)	(414,667,170)	(483,172,538)
Net increase (decrease) from capital share transactions	430,490,156	1,359,723,054	(12,064,358)	881,832,477
Net increase (decrease) in net assets from beneficial interest transactions	425,690,835	1,361,104,667	(11,750,699)	880,410,999
Contribution from affiliates (Note 6)	—	—	—	803
Net increase (decrease) in net assets during the period	395,461,634	1,423,145,184	511,823,253	1,624,448,904
Net assets at beginning of period	2,981,300,464	1,558,155,280	3,968,412,489	2,343,963,585
NET ASSETS AT END OF PERIOD	$3,376,762,098	$2,981,300,464	$4,480,235,742	$3,968,412,489
SHARES OF BENEFICIAL INTEREST:
Class A Shares
Shares sold	48,985	69,503	35,539	75,629
Reinvestment of distributions	2,284	4,789	—	5,412
Shares redeemed	(35,169)	(54,772)	(24,592)	(87,490)
Net increase (decrease) from share transactions	16,100	19,520	10,947	(6,449)
Class I Shares
Shares sold	3,592	9,005	316	5,456
Reinvestment of distributions	114	313	—	1,820
Shares redeemed	(73,967)	(13,034)	(8,270)	(15,047)
Net increase (decrease) from share transactions	(70,261)	(3,716)	(7,954)	(7,771)
Class K Shares
Shares sold	11,258,881	18,866,122	2,845,361	10,429,278
Reinvestment of distributions	611,205	1,046,641	—	1,274,341
Shares redeemed	(6,888,301)	(4,133,799)	(2,966,495)	(4,059,278)
Net increase (decrease) from share transactions	4,981,785	15,778,964	(121,134)	7,644,341
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Small/Mid Cap Equity Index Fund		State Street Equity 500 Index Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(228,508)	$14,530,367	$(1,204,334)	$165,582,870
Net realized gain (loss)	265,419	33,657,754	(1,456,095)	45,056,450
Net change in unrealized appreciation/depreciation	140,382,824	36,784,834	1,474,629,986	1,877,271,442
Net increase (decrease) in net assets resulting from operations	140,419,735	84,972,955	1,471,969,557	2,087,910,762
DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Shares	—	—	—	(2,048,471)
Service Shares	—	—	—	(194,650)
Class R Shares	—	—	—	(329,805)
Class A Shares	—	(1,728,282)	—	(1,921,758)
Class I Shares	—	(439,981)	—	(935,240)
Class K Shares	—	(35,550,652)	—	(187,091,947)
Total distributions to shareholders	—	(37,718,915)	—	(192,521,871)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administrative Shares
Proceeds from sale of shares sold	—	—	5,447,139	5,785,651
Reinvestment of distributions	—	—	—	2,048,472
Cost of shares redeemed	—	—	(13,857,425)	(53,343,244)
Net increase (decrease) from capital share transactions	—	—	(8,410,286)	(45,509,121)
Service Shares
Proceeds from sale of shares sold	—	—	10,287,210	4,123,839
Reinvestment of distributions	—	—	—	194,650
Cost of shares redeemed	—	—	(3,026,110)	(1,944,083)
Net increase (decrease) from capital share transactions	—	—	7,261,100	2,374,406
Class R Shares
Proceeds from sale of shares sold	—	—	4,256,240	5,289,216
Reinvestment of distributions	—	—	—	329,805
Cost of shares redeemed	—	—	(4,472,740)	(10,180,369)
Net increase (decrease) from capital share transactions	—	—	(216,500)	(4,561,348)
Class A Shares
Proceeds from sale of shares sold	2,543,818	6,008,962	17,830,850	68,324,644
Reinvestment of distributions	—	1,709,141	—	1,914,403
Cost of shares redeemed	(4,802,691)	(9,892,684)	(22,200,410)	(33,529,309)
Net increase (decrease) from capital share transactions	(2,258,873)	(2,174,581)	(4,369,560)	36,709,738
Class I Shares
Proceeds from sale of shares sold	2,242,138	2,472,101	22,721,963	15,992,494
Reinvestment of distributions	—	439,981	—	935,240
Cost of shares redeemed	(2,102,559)	(3,664,163)	(14,178,561)	(15,775,248)
Net increase (decrease) from capital share transactions	139,579	(752,081)	8,543,402	1,152,486
Class K Shares
Proceeds from sale of shares sold	84,616,231	191,083,604	1,979,664,208	4,099,448,734
Reinvestment of distributions	—	34,143,019	—	185,713,744
Cost of shares redeemed	(79,965,414)	(129,345,991)	(714,364,431)	(1,404,259,227)
Net increase (decrease) from capital share transactions	4,650,817	95,880,632	1,265,299,777	2,880,903,251
Net increase (decrease) in net assets from beneficial interest transactions	2,531,523	92,953,970	1,268,107,933	2,871,069,412
Net increase (decrease) in net assets during the period	142,951,258	140,208,010	2,740,077,490	4,766,458,303
Net assets at beginning of period	782,666,787	642,458,777	13,629,954,117	8,863,495,814
NET ASSETS AT END OF PERIOD	$925,618,045	$782,666,787	$16,370,031,607	$13,629,954,117
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Small/Mid Cap Equity Index Fund		State Street Equity 500 Index Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
SHARES OF BENEFICIAL INTEREST:
Administrative Shares
Shares sold	—	—	10,163	12,491
Reinvestment of distributions	—	—	—	3,971
Shares redeemed	—	—	(26,759)	(109,563)
Net increase (decrease) from share transactions	$—	$—	$(16,596)	$(93,101)
Service Shares
Shares sold	—	—	19,921	8,752
Reinvestment of distributions	—	—	—	378
Shares redeemed	—	—	(5,614)	(4,133)
Net increase (decrease) from share transactions	—	—	14,307	4,997
Class R Shares
Shares sold	—	—	7,939	11,490
Reinvestment of distributions	—	—	—	640
Shares redeemed	—	—	(8,453)	(21,855)
Net increase (decrease) from share transactions	—	—	(514)	(9,725)
Class A Shares
Shares sold	7,364	19,304	33,787	167,965
Reinvestment of distributions	—	5,160	—	3,710
Shares redeemed	(13,682)	(32,208)	(41,579)	(71,662)
Net increase (decrease) from share transactions	(6,318)	(7,744)	(7,792)	100,013
Class I Shares
Shares sold	6,598	8,306	44,008	35,567
Reinvestment of distributions	—	1,328	—	1,813
Shares redeemed	(6,176)	(11,570)	(26,768)	(34,946)
Net increase (decrease) from share transactions	422	(1,936)	17,240	2,434
Class K Shares
Shares sold	247,031	608,985	3,752,137	9,206,998
Reinvestment of distributions	—	103,049	—	359,889
Shares redeemed	(233,254)	(417,209)	(1,349,584)	(3,030,141)
Net increase (decrease) from share transactions	13,777	294,825	2,402,553	6,536,746
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$87.48	$85.01	$86.99	$85.06	$100.32	$105.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	3.15	2.86	2.37	1.79	1.45
Net realized and unrealized gain (loss)	(0.87)	2.48	(1.99)	1.91	(15.40)	(3.79)
Total from investment operations	0.41	5.63	0.87	4.28	(13.61)	(2.34)
Contribution from affiliates	—	—	—	—	0.06	—
Distributions to shareholders from:
Net investment income	(1.31)	(3.16)	(2.85)	(2.35)	(1.70)	(1.44)
Net realized gains	—	—	—	(0.00)(b)	(0.01)	(1.43)
Total distributions	(1.31)	(3.16)	(2.85)	(2.35)	(1.71)	(2.87)
Net asset value, end of period	$86.58	$87.48	$85.01	$86.99	$85.06	$100.32
Total return (c)	0.47%	6.72%	1.01%	5.14%	(13.57)%(d)	(2.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,688	$14,443	$12,375	$14,851	$14,390	$10,742
Ratios to Average Net Assets:
Total expenses (e)	0.55%(f)	0.52%	0.45%	0.57%	0.58%	0.58%
Net expenses (e)	0.46%(f)	0.43%	0.34%	0.45%	0.45%	0.47%
Net investment income (loss)	2.97%(f)	3.64%	3.32%	2.78%	2.01%	1.41%
Portfolio turnover rate (g)	11%(h)	17%	16%	14%	21%	21%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.63)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$87.35	$84.84	$86.73	$84.81	$100.03	$105.23
Income (loss) from investment operations:
Net investment income (loss) (a)	1.68	3.50	3.11	2.79	1.94	1.69
Net realized and unrealized gain (loss)	(1.07)	2.48	(1.95)	1.69	(15.29)	(3.77)
Total from investment operations	0.61	5.98	1.16	4.48	(13.35)	(2.08)
Contribution from affiliates	—	—	—	—	0.06	—
Distributions to shareholders from:
Net investment income	(1.48)	(3.47)	(3.05)	(2.56)	(1.92)	(1.69)
Net realized gains	—	—	—	(0.00)(b)	(0.01)	(1.43)
Total distributions	(1.48)	(3.47)	(3.05)	(2.56)	(1.93)	(3.12)
Net asset value, end of period	$86.48	$87.35	$84.84	$86.73	$84.81	$100.03
Total return (c)	0.70%	7.15%	1.35%	5.40%	(13.36)%(d)	(1.97)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$558	$6,702	$6,824	$12,588	$6,870	$7,160
Ratios to Average Net Assets:
Total expenses (e)	0.10%(f)	0.10%	0.16%	0.32%	0.33%	0.33%
Net expenses (e)	0.01%(f)	0.01%	0.05%	0.20%	0.20%	0.22%
Net investment income (loss)	3.83%(f)	4.04%	3.62%	3.31%	2.16%	1.65%
Portfolio turnover rate (g)	11%(h)	17%	16%	14%	21%	21%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.42)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$87.19	$84.70	$86.73	$84.80	$100.01	$105.20
Income (loss) from investment operations:
Net investment income (loss) (a)	1.46	3.60	3.34	2.77	2.13	1.92
Net realized and unrealized gain (loss)	(0.85)	2.36	(2.19)	1.88	(15.30)	(3.79)
Total from investment operations	0.61	5.96	1.15	4.65	(13.17)	(1.87)
Contribution from affiliates	—	—	—	—	0.06	—
Distributions to shareholders from:
Net investment income	(1.48)	(3.47)	(3.18)	(2.72)	(2.09)	(1.89)
Net realized gains	—	—	—	(0.00)(b)	(0.01)	(1.43)
Total distributions	(1.48)	(3.47)	(3.18)	(2.72)	(2.10)	(3.32)
Net asset value, end of period	$86.32	$87.19	$84.70	$86.73	$84.80	$100.01
Total return (c)	0.70%	7.15%	1.34%	5.61%	(13.19)%(d)	(1.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,360,515	$2,960,156	$1,538,957	$789,581	$588,019	$621,039
Ratios to Average Net Assets:
Total expenses (e)	0.10%(f)	0.10%	0.12%	0.12%	0.13%	0.13%
Net expenses (e)	0.00%(f)(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.00%(g)	0.02%
Net investment income (loss)	3.39%(f)	4.17%	3.90%	3.26%	2.38%	1.88%
Portfolio turnover rate (h)	11%(i)	17%	16%	14%	21%	21%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	If the Adviser had not made a contribution during the year ended December 31, 2022, the total return would have been (13.25)%.
(e)	Ratio does not include the expenses of the corresponding Portfolio.
(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)	Portfolio turnover rate is from the corresponding Portfolio.
(i)	Not annualized.
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$129.53	$101.98	$101.47	$90.38	$111.26	$107.01
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.34)	3.87	2.72	2.53	1.73	2.53
Net realized and unrealized gain (loss)	17.29	28.83	1.89	11.13	(20.44)	5.89
Total from investment operations	16.95	32.70	4.61	13.66	(18.71)	8.42
Contribution from affiliates (Note 6)	—	0.00 (b)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(3.77)	(2.73)	(2.51)	(1.76)	(2.40)
Net realized gains	—	(1.38)	(1.37)	(0.06)	(0.41)	(1.77)
Total distributions	—	(5.15)	(4.10)	(2.57)	(2.17)	(4.17)
Net asset value, end of period	$146.48	$129.53	$101.98	$101.47	$90.38	$111.26
Total return (c)	13.09%	32.06%	4.53%	15.15%	(16.83)%	7.88%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,719	$18,673	$15,359	$14,026	$11,845	$12,507
Ratios to Average Net Assets:
Total expenses (d)	0.62%(e)	0.61%	0.62%	0.64%	0.63%	0.63%
Net expenses (d)	0.49%(e)	0.46%	0.44%	0.47%	0.47%	0.46%
Net investment income (loss)	(0.49)%(e)	3.27%	2.55%	2.61%	1.82%	2.21%
Portfolio turnover rate (f)	6%(g)	6%	1%	1%	2%	2%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$129.54	$102.01	$101.51	$90.44	$111.37	$107.12
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.09)	3.68	3.08	6.17	2.11	2.87
Net realized and unrealized gain (loss)	17.30	29.48	1.94	7.88	(20.57)	5.91
Total from investment operations	17.21	33.16	5.02	14.05	(18.46)	8.78
Contribution from affiliates (Note 6)	—	0.00 (b)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.25)	(3.15)	(2.92)	(2.06)	(2.76)
Net realized gains	—	(1.38)	(1.37)	(0.06)	(0.41)	(1.77)
Total distributions	—	(5.63)	(4.52)	(2.98)	(2.47)	(4.53)
Net asset value, end of period	$146.75	$129.54	$102.01	$101.51	$90.44	$111.37
Total return (c)	13.29%	32.50%	4.92%	15.58%	(16.58)%	8.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,231	$5,648	$5,240	$5,203	$788	$676
Ratios to Average Net Assets:
Total expenses (d)	0.26%(e)	0.27%	0.25%	0.24%	0.33%	0.32%
Net expenses (d)	0.12%(e)	0.13%	0.07%	0.07%	0.17%	0.16%
Net investment income (loss)	(0.12)%(e)	3.12%	2.88%	6.38%	2.23%	2.50%
Portfolio turnover rate (f)	6%(g)	6%	1%	1%	2%	2%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$129.86	$102.23	$101.70	$90.58	$111.50	$107.24
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	4.73	4.37	3.15	2.23	3.41
Net realized and unrealized gain (loss)	17.34	28.63	0.72	11.00	(20.57)	5.54
Total from investment operations	17.32	33.36	5.09	14.15	(18.34)	8.95
Contribution from affiliates (Note 6)	—	0.00 (b)	—	—	—	—
Distributions to shareholders from:
Net investment income	—	(4.35)	(3.19)	(2.97)	(2.17)	(2.92)
Net realized gains	—	(1.38)	(1.37)	(0.06)	(0.41)	(1.77)
Total distributions	—	(5.73)	(4.56)	(3.03)	(2.58)	(4.69)
Net asset value, end of period	$147.18	$129.86	$102.23	$101.70	$90.58	$111.50
Total return (c)	13.34%	32.63%	4.98%	15.67%	(16.45)%	8.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,452,285	$3,944,091	$2,323,364	$1,451,657	$1,125,177	$1,136,787
Ratios to Average Net Assets:
Total expenses (d)	0.16%(e)	0.17%	0.20%	0.19%	0.18%	0.18%
Net expenses (d)	0.02%(e)	0.02%	0.02%	0.02%	0.02%	0.01%
Net investment income (loss)	(0.03)%(e)	3.95%	4.08%	3.24%	2.35%	2.97%
Portfolio turnover rate (f)	6%(g)	6%	1%	1%	2%	2%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$324.65	$302.28	$263.26	$215.67	$338.94	$330.61
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.81)	4.74	5.55	2.47	2.63	10.39
Net realized and unrealized gain (loss)	58.05	32.63	38.83	50.64	(90.34)	29.12
Total from investment operations	57.24	37.37	44.38	53.11	(87.71)	39.51
Contribution from affiliates	—	—	—	—	0.17	—
Distributions to shareholders from:
Net investment income	—	(4.95)	(5.36)	(3.02)	(2.60)	(10.62)
Net realized gains	—	(10.05)	—	(2.34)	(33.13)	(20.56)
Return of capital	—	—	—	(0.16)	—	—
Total distributions	—	(15.00)	(5.36)	(5.52)	(35.73)	(31.18)
Net asset value, end of period	$381.89	$324.65	$302.28	$263.26	$215.67	$338.94
Total return (b)	17.63%	12.26%	16.81%	24.60%	(25.74)%(c)	11.95%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,560	$39,082	$38,729	$33,064	$29,512	$44,290
Ratios to Average Net Assets:
Total expenses (d)	0.56%(e)	0.57%	0.44%	0.58%	0.59%	0.60%
Net expenses (d)	0.48%(e)	0.48%	0.35%	0.47%	0.47%	0.49%
Net investment income (loss)	(0.48)%(e)	1.52%	1.96%	1.05%	0.95%	2.82%
Portfolio turnover rate (f)	5%(g)	26%	24%	24%	19%	28%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.80)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$324.68	$302.34	$263.30	$215.69	$338.99	$330.66
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.46)	5.90	6.09	3.24	3.58	9.73
Net realized and unrealized gain (loss)	58.10	32.78	39.08	50.56	(90.69)	30.71
Total from investment operations	57.64	38.68	45.17	53.80	(87.11)	40.44
Contribution from affiliates	—	—	—	—	0.17	—
Distributions to shareholders from:
Net investment income	—	(6.29)	(6.13)	(3.66)	(3.23)	(11.55)
Net realized gains	—	(10.05)	—	(2.34)	(33.13)	(20.56)
Return of capital	—	—	—	(0.19)	—	—
Total distributions	—	(16.34)	(6.13)	(6.19)	(36.36)	(32.11)
Net asset value, end of period	$382.32	$324.68	$302.34	$263.30	$215.69	$338.99
Total return (b)	17.75%	12.68%	17.10%	24.92%	(25.56)%(c)	12.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,965	$9,175	$9,129	$9,921	$8,058	$11,663
Ratios to Average Net Assets:
Total expenses (d)	0.35%(e)	0.21%	0.20%	0.33%	0.34%	0.35%
Net expenses (d)	0.27%(e)	0.11%	0.11%	0.22%	0.22%	0.24%
Net investment income (loss)	(0.27)%(e)	1.88%	2.15%	1.37%	1.31%	2.65%
Portfolio turnover rate (f)	5%(g)	26%	24%	24%	19%	28%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.62)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$324.76	$302.35	$263.34	$215.72	$339.03	$330.71
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.05)	6.77	6.56	3.97	4.39	12.44
Net realized and unrealized gain (loss)	58.16	32.20	38.86	50.38	(91.00)	28.74
Total from investment operations	58.11	38.97	45.42	54.35	(86.61)	41.18
Contribution from affiliates	—	—	—	—	0.17	—
Distributions to shareholders from:
Net investment income	—	(6.51)	(6.41)	(4.17)	(3.74)	(12.30)
Net realized gains	—	(10.05)	—	(2.34)	(33.13)	(20.56)
Return of capital	—	—	—	(0.22)	—	—
Total distributions	—	(16.56)	(6.41)	(6.73)	(36.87)	(32.86)
Net asset value, end of period	$382.87	$324.76	$302.35	$263.34	$215.72	$339.03
Total return (b)	17.89%	12.78%	17.19%	25.17%	(25.41)%(c)	12.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$871,093	$734,411	$594,601	$489,362	$329,843	$354,408
Ratios to Average Net Assets:
Total expenses (d)	0.11%(e)	0.12%	0.12%	0.13%	0.14%	0.15%
Net expenses (d)	0.03%(e)	0.03%	0.03%	0.02%	0.02%	0.04%
Net investment income (loss)	(0.03)%(e)	2.15%	2.31%	1.68%	1.60%	3.38%
Portfolio turnover rate (f)	5%(g)	26%	24%	24%	19%	28%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made a contribution during the year ended December 31, 2022, the total return would have been (25.47)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Administrative Shares
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$509.59	$438.73	$356.58	$287.43	$358.78	$286.86
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.41)	4.51	6.11	4.53	2.18	3.57
Net realized and unrealized gain (loss)	51.88	72.91	82.50	70.44	(67.90)	77.70
Total from investment operations	51.47	77.42	88.61	74.97	(65.72)	81.27
Contribution from affiliates	—	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	—	(5.52)	(6.46)	(4.61)	(2.69)	(4.40)
Net realized gains	—	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	—	(6.56)	(6.46)	(5.82)	(5.76)	(9.35)
Net asset value, end of period	$561.06	$509.59	$438.73	$356.58	$287.43	$358.78
Total return (b)	10.10%	17.63%	24.80%	26.08%	(18.28)%(c)	28.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$168,084	$161,123	$179,564	$162,604	$140,376	$231,075
Ratios to Average Net Assets:
Total expenses (d)	0.23%(e)	0.23%	0.23%	0.24%	0.23%	0.25%
Net expenses (d)	0.16%(e)	0.16%	0.15%	0.15%	0.15%	0.17%
Net investment income (loss)	(0.16)%(e)	0.97%	1.50%	1.41%	0.70%	1.09%
Portfolio turnover rate (f)	1%(g)	2%	4%	4%	2%	6%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.32)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Service Shares
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$509.09	$438.30	$356.24	$287.16	$358.44	$286.59
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.67)	5.76	6.11	6.39	2.40	0.94
Net realized and unrealized gain (loss)	51.80	71.07	81.95	68.15	(68.34)	79.89
Total from investment operations	51.13	76.83	88.06	74.54	(65.94)	80.83
Contribution from affiliates	—	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	—	(5.00)	(6.00)	(4.25)	(2.40)	(4.03)
Net realized gains	—	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	—	(6.04)	(6.00)	(5.46)	(5.47)	(8.98)
Net asset value, end of period	$560.22	$509.09	$438.30	$356.24	$287.16	$358.44
Total return (b)	10.04%	17.51%	24.68%	25.95%	(18.36)%(c)	28.19%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$26,280	$16,597	$12,099	$12,036	$6,431	$8,134
Ratios to Average Net Assets:
Total expenses (d)	0.33%(e)	0.33%	0.33%	0.34%	0.33%	0.35%
Net expenses (d)	0.26%(e)	0.26%	0.25%	0.25%	0.25%	0.27%
Net investment income (loss)	(0.26)%(e)	1.24%	1.51%	1.97%	0.77%	0.29%
Portfolio turnover rate (f)	1%(g)	2%	4%	4%	2%	6%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.40)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R Shares
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$509.31	$438.47	$356.37	$287.26	$358.56	$286.68
Income (loss) from investment operations:
Net investment income (loss) (a)	(1.58)	3.09	4.21	3.46	1.06	2.52
Net realized and unrealized gain (loss)	51.76	71.96	82.29	69.84	(68.05)	77.04
Total from investment operations	50.18	75.05	86.50	73.30	(66.99)	79.56
Contribution from affiliates	—	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	—	(3.17)	(4.40)	(2.98)	(1.37)	(2.73)
Net realized gains	—	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	—	(4.21)	(4.40)	(4.19)	(4.44)	(7.68)
Net asset value, end of period	$559.49	$509.31	$438.47	$356.37	$287.26	$358.56
Total return (b)	9.85%	17.10%	24.24%	25.51%	(18.64)%(c)	27.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$43,884	$40,210	$38,882	$34,017	$27,008	$39,359
Ratios to Average Net Assets:
Total expenses (d)	0.68%(e)	0.68%	0.68%	0.69%	0.68%	0.70%
Net expenses (d)	0.61%(e)	0.61%	0.60%	0.60%	0.60%	0.62%
Net investment income (loss)	(0.61)%(e)	0.67%	1.04%	1.08%	0.34%	0.78%
Portfolio turnover rate (f)	1%(g)	2%	4%	4%	2%	6%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.70)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class A Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$509.70	$438.79	$356.63	$287.47	$358.82	$286.88
Income (loss) from investment operations:
Net investment income (loss) (a)	(1.14)	4.91	5.28	3.73	1.67	3.49
Net realized and unrealized gain (loss)	51.84	71.16	82.02	70.16	(68.27)	76.69
Total from investment operations	50.70	76.07	87.30	73.89	(66.60)	80.18
Contribution from affiliates	—	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	—	(4.12)	(5.14)	(3.52)	(1.81)	(3.29)
Net realized gains	—	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	—	(5.16)	(5.14)	(4.73)	(4.88)	(8.24)
Net asset value, end of period	$560.40	$509.70	$438.79	$356.63	$287.47	$358.82
Total return (b)	9.95%	17.32%	24.44%	25.70%	(18.52)%(c)	27.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$200,585	$186,410	$116,590	$91,891	$74,420	$95,176
Ratios to Average Net Assets:
Total expenses (d)	0.51%(e)	0.49%	0.52%	0.54%	0.53%	0.55%
Net expenses (d)	0.44%(e)	0.41%	0.44%	0.45%	0.45%	0.47%
Net investment income (loss)	(0.44)%(e)	1.05%	1.30%	1.16%	0.54%	1.07%
Portfolio turnover rate (f)	1%(g)	2%	4%	4%	2%	6%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.56)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$509.72	$438.91	$356.72	$287.54	$358.91	$286.96
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.65)	5.81	6.96	5.23	2.50	4.85
Net realized and unrealized gain (loss)	51.87	71.79	82.00	69.59	(68.38)	76.26
Total from investment operations	51.22	77.60	88.96	74.82	(65.88)	81.11
Contribution from affiliates	—	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	—	(5.75)	(6.77)	(4.43)	(2.55)	(4.21)
Net realized gains	—	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	—	(6.79)	(6.77)	(5.64)	(5.62)	(9.16)
Net asset value, end of period	$560.94	$509.72	$438.91	$356.72	$287.54	$358.91
Total return (b)	10.05%	17.66%	24.89%	26.02%	(18.32)%(c)	28.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$87,992	$71,170	$60,215	$53,036	$33,286	$38,162
Ratios to Average Net Assets:
Total expenses (d)	0.32%(e)	0.21%	0.16%	0.29%	0.28%	0.30%
Net expenses (d)	0.25%(e)	0.13%	0.08%	0.20%	0.20%	0.22%
Net investment income (loss)	(0.25)%(e)	1.25%	1.71%	1.62%	0.80%	1.47%
Portfolio turnover rate (f)	1%(g)	2%	4%	4%	2%	6%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.36)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Portfolio turnover rate is from the corresponding Portfolio.
(g)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K Shares
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$509.80	$438.90	$356.72	$287.55	$358.92	$286.97
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	7.02	8.93	5.73	3.53	5.43
Net realized and unrealized gain (loss)	51.92	71.23	80.39	69.80	(68.82)	76.42
Total from investment operations	51.90	78.25	89.32	75.53	(65.29)	81.85
Contribution from affiliates	—	—	—	—	0.13	—
Distributions to shareholders from:
Net investment income	—	(6.31)	(7.14)	(5.15)	(3.14)	(4.95)
Net realized gains	—	(1.04)	—	(1.21)	(3.07)	(4.95)
Total distributions	—	(7.35)	(7.14)	(6.36)	(6.21)	(9.90)
Net asset value, end of period	$561.70	$509.80	$438.90	$356.72	$287.55	$358.92
Total return (b)	10.18%	17.81%	24.99%	26.26%	(18.15)%(c)	28.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,843,206	$13,154,444	$8,456,146	$4,819,793	$3,139,654	$2,950,849
Ratios to Average Net Assets:
Total expenses (d)	0.08%(e)	0.08%	0.08%	0.09%	0.08%	0.10%
Net expenses (d)	0.01%(e)	0.01%	0.00%(f)	0.00%(f)	0.00%(f)	0.02%
Net investment income (loss)	(0.01)%(e)	1.50%	2.18%	1.77%	1.14%	1.65%
Portfolio turnover rate (g)	1%(h)	2%	4%	4%	2%	6%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	If the affiliates had not made contributions during the year ended December 31, 2022, the total return would have been (18.19)%.
(d)	Ratio does not include the expenses of the corresponding Portfolio.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	Portfolio turnover rate is from the corresponding Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.0%
ADVERTISING — 0.0% *
Omnicom Group, Inc.:
2.45%, 4/30/2030	$100,000	$91,870
2.60%, 8/1/2031	200,000	179,416
4.75%, 3/30/2030	750,000	750,472
5.30%, 11/1/2034 (a)	200,000	198,248
5.30%, 6/2/2036 (a)	350,000	341,187
		1,561,193
AEROSPACE & DEFENSE — 0.4%
Boeing Co.:
2.95%, 2/1/2030	50,000	47,025
3.25%, 2/1/2028	50,000	48,959
3.25%, 3/1/2028	25,000	24,484
3.38%, 6/15/2046	25,000	17,542
3.50%, 3/1/2039	250,000	203,895
3.55%, 3/1/2038	165,000	138,126
3.63%, 2/1/2031	30,000	28,535
3.65%, 3/1/2047	100,000	72,221
3.75%, 2/1/2050	50,000	36,492
3.83%, 3/1/2059	250,000	173,982
5.15%, 5/1/2030	1,200,000	1,214,544
5.71%, 5/1/2040	1,150,000	1,168,917
5.81%, 5/1/2050	200,000	197,454
5.93%, 5/1/2060	900,000	886,626
6.30%, 5/1/2029	625,000	650,650
6.39%, 5/1/2031	55,000	58,439
6.53%, 5/1/2034	430,000	467,505
6.86%, 5/1/2054	695,000	780,923
7.01%, 5/1/2064	1,075,000	1,222,533
Embraer Netherlands Finance BV:
5.40%, 1/9/2038	115,000	111,058
5.98%, 2/11/2035	80,000	83,297
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	198,322
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500,000	476,940
General Dynamics Corp.:
2.25%, 6/1/2031	1,045,000	937,031
2.85%, 6/1/2041	790,000	588,526
3.63%, 4/1/2030	100,000	96,725
4.25%, 4/1/2050	60,000	50,333
General Electric Co.:
4.30%, 7/29/2030	165,000	163,462
4.90%, 1/29/2036	750,000	749,205
Hexcel Corp.:
4.90%, 5/15/2031	50,000	49,811
5.88%, 2/26/2035	70,000	72,459
Honeywell Aerospace, Inc.:
4.00%, 3/16/2029 (b)	1,500,000	1,479,855
4.95%, 3/16/2036 (b)	500,000	492,380
5.73%, 3/16/2056 (b)	1,000,000	999,850
Security Description	Principal Amount	Value
Howmet Aerospace, Inc.:
3.75%, 3/3/2028	$45,000	$44,444
3.90%, 4/15/2029	100,000	98,319
4.55%, 11/15/2032	80,000	78,584
4.75%, 4/15/2036	70,000	68,029
4.85%, 10/15/2031	500,000	501,515
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	14,176
4.40%, 6/15/2028	100,000	99,658
5.35%, 6/1/2034	800,000	813,368
5.40%, 7/31/2033	250,000	255,707
5.50%, 8/15/2054 (a)	100,000	96,748
5.60%, 7/31/2053	675,000	661,527
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	356,132
3.60%, 3/1/2035	50,000	45,597
3.90%, 6/15/2032 (a)	70,000	67,534
4.15%, 6/15/2053	500,000	396,200
4.40%, 8/15/2030	500,000	497,710
4.70%, 12/15/2031	40,000	40,251
4.70%, 5/15/2046	110,000	97,957
4.80%, 8/15/2034	500,000	497,150
5.00%, 8/15/2035	140,000	140,469
5.20%, 2/15/2055 (a)	75,000	70,402
5.25%, 1/15/2033	500,000	516,805
5.70%, 11/15/2054	500,000	502,720
5.90%, 11/15/2063	500,000	514,495
Northrop Grumman Corp.:
3.25%, 1/15/2028	550,000	540,474
4.03%, 10/15/2047	100,000	79,617
4.65%, 7/15/2030	555,000	555,705
4.70%, 3/15/2033	205,000	203,311
4.75%, 6/1/2043	25,000	22,788
4.95%, 3/15/2053	515,000	460,976
5.20%, 6/1/2054	750,000	699,727
5.25%, 7/15/2035 (a)	35,000	35,564
RTX Corp.:
1.90%, 9/1/2031	125,000	109,237
2.25%, 7/1/2030	700,000	640,738
2.38%, 3/15/2032	750,000	662,737
2.82%, 9/1/2051	200,000	124,098
3.13%, 7/1/2050	200,000	133,466
4.13%, 11/16/2028	1,060,000	1,051,849
4.35%, 4/15/2047	450,000	375,835
4.45%, 11/16/2038	20,000	18,607
4.50%, 6/1/2042	600,000	536,892
4.63%, 11/16/2048	35,000	30,387
5.38%, 2/27/2053	600,000	574,542
6.00%, 3/15/2031	350,000	369,362
6.40%, 3/15/2054	750,000	823,290
		28,512,805
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	219,980
3.40%, 2/4/2041	550,000	420,343
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 9/16/2046	$100,000	$74,267
4.45%, 5/6/2050	500,000	394,795
4.50%, 8/6/2030	125,000	124,025
4.50%, 5/2/2043	25,000	20,989
4.80%, 2/14/2029	1,040,000	1,043,775
5.25%, 8/6/2035	105,000	104,919
5.63%, 2/6/2035 (a)	500,000	513,470
5.80%, 2/14/2039	285,000	288,782
5.95%, 2/14/2049	75,000	73,650
6.20%, 11/1/2028	500,000	517,265
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032	115,000	104,521
3.25%, 3/27/2030	250,000	238,485
4.50%, 8/15/2033	500,000	491,840
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	505,197
2.73%, 3/25/2031	50,000	45,661
3.46%, 9/6/2029	100,000	96,489
3.56%, 8/15/2027	100,000	99,023
3.98%, 9/25/2050	250,000	184,000
4.39%, 8/15/2037	100,000	91,425
4.54%, 8/15/2047	105,000	86,652
4.76%, 9/6/2049	100,000	83,923
5.35%, 8/15/2032	750,000	767,595
5.63%, 8/15/2035 (a)	1,000,000	1,031,050
6.25%, 8/15/2055	680,000	695,973
6.42%, 8/2/2033 (a)	250,000	270,210
7.08%, 8/2/2043	200,000	222,544
7.08%, 8/2/2053	125,000	141,058
BAT International Finance PLC:
4.45%, 3/16/2028	250,000	249,455
5.93%, 2/2/2029	355,000	366,033
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031	200,000	182,526
3.75%, 9/25/2027	30,000	29,740
4.20%, 9/17/2029	350,000	345,887
4.55%, 8/4/2030	200,000	198,370
5.15%, 8/4/2035	200,000	199,016
5.15%, 3/19/2036	350,000	347,588
Philip Morris International, Inc.:
1.75%, 11/1/2030	150,000	132,848
2.10%, 5/1/2030	550,000	501,429
3.13%, 3/2/2028	200,000	195,692
3.88%, 10/27/2028	150,000	147,980
4.00%, 10/29/2030	250,000	243,435
4.13%, 4/28/2028	500,000	497,355
4.13%, 4/27/2029	1,500,000	1,483,950
4.13%, 3/4/2043	25,000	20,938
4.25%, 10/29/2032	250,000	242,305
4.25%, 11/10/2044	250,000	210,228
4.38%, 4/30/2030	250,000	247,478
4.50%, 3/20/2042	50,000	43,964
4.63%, 11/1/2029	150,000	150,156
4.63%, 10/29/2035	405,000	389,772
4.88%, 2/15/2028	100,000	100,625
Security Description	Principal Amount	Value
4.88%, 4/30/2035	$475,000	$468,269
4.88%, 4/29/2036 (a)	145,000	141,984
4.90%, 11/1/2034	150,000	148,947
5.13%, 2/15/2030	100,000	101,522
5.25%, 2/13/2034	750,000	762,292
5.38%, 2/15/2033	100,000	102,660
5.63%, 9/7/2033	400,000	415,924
5.75%, 11/17/2032	750,000	785,467
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	25,742
5.85%, 8/15/2045	1,175,000	1,157,763
		19,589,246
AIRLINES — 0.0% *
American Airlines Pass-Through Trust:
Series AA, Class AA, 3.15%, 8/15/2033	50,582	47,479
Series AA, Class AA, 3.35%, 4/15/2031	56,702	54,442
Series A, Class A, 4.90%, 11/11/2039	675,000	655,155
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	64,124	61,956
Delta Air Lines, Inc.:
4.95%, 7/10/2028	165,000	165,697
5.25%, 7/10/2030	175,000	176,883
JetBlue Pass-Through Trust Series 1A, Class A, 4.00%, 5/15/2034	16,002	15,122
Southwest Airlines Co. 2.63%, 2/10/2030	100,000	92,541
United Airlines Pass-Through Trust:
Series AA, Class AA, 2.70%, 11/1/2033	45,879	41,680
Series AA, Class AA, 3.10%, 1/7/2030	27,574	26,960
Series AA, Class AA, 3.50%, 9/1/2031	71,404	68,954
Series AA, Class AA, 4.15%, 2/25/2033	48,907	47,563
Series 2023-1, Class A, 5.80%, 7/15/2037	682,971	708,869
Series 20-1, Class A, 5.88%, 4/15/2029	183,581	185,674
		2,348,975
APPAREL — 0.0% *
NIKE, Inc.:
2.85%, 3/27/2030	500,000	471,505
3.25%, 3/27/2040 (a)	200,000	158,876
3.38%, 3/27/2050	150,000	105,775
3.88%, 11/1/2045	30,000	23,653
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Ralph Lauren Corp.:
2.95%, 6/15/2030	$15,000	$14,064
5.00%, 6/15/2032	665,000	671,298
Tapestry, Inc.:
5.10%, 3/11/2030	400,000	403,084
5.50%, 3/11/2035	35,000	35,231
		1,883,486
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 2.00%, 3/24/2028	115,000	110,023
Series MTN, 2.25%, 1/12/2029	100,000	94,262
4.15%, 1/8/2029	70,000	69,133
4.45%, 1/8/2031	100,000	97,963
4.55%, 7/9/2027	210,000	210,382
4.55%, 3/3/2028	500,000	499,390
Series A, 4.55%, 4/10/2028	750,000	748,822
Series GMTN, 4.85%, 10/23/2031	250,000	248,305
4.90%, 3/13/2029 (a)	100,000	100,507
Series A, 4.90%, 4/10/2031	125,000	124,571
Series GMTN, 4.90%, 1/10/2034	125,000	122,513
Series GMTN, 5.05%, 7/10/2031	250,000	250,517
5.10%, 1/8/2036	100,000	98,186
5.15%, 7/9/2032	250,000	250,590
Series A, 5.20%, 4/8/2033	40,000	40,054
5.65%, 11/15/2028	100,000	102,065
Series GMTN, 5.85%, 10/4/2030 (a)	175,000	181,451
Cummins, Inc.:
1.50%, 9/1/2030	200,000	177,324
4.70%, 2/15/2031	100,000	100,429
5.15%, 2/20/2034	60,000	60,866
5.30%, 5/9/2035	600,000	611,814
5.45%, 2/20/2054	500,000	490,010
Ford Motor Co. 3.25%, 2/12/2032	750,000	660,750
Ford Motor Credit Co. LLC:
5.30%, 9/6/2029	1,000,000	996,430
5.42%, 4/9/2031	1,000,000	991,490
5.73%, 9/5/2030	1,000,000	1,005,850
5.75%, 4/6/2033	200,000	198,420
5.80%, 3/8/2029	500,000	504,675
5.87%, 10/31/2035	250,000	244,590
5.88%, 11/7/2029	500,000	506,140
5.92%, 3/20/2028	200,000	202,408
6.13%, 3/8/2034	750,000	755,160
6.47%, 5/22/2036	200,000	203,266
6.50%, 2/7/2035	1,000,000	1,024,200
6.53%, 3/19/2032	200,000	206,602
6.80%, 11/7/2028	200,000	206,422
Security Description	Principal Amount	Value
7.12%, 11/7/2033	$200,000	$212,820
7.35%, 3/6/2030	1,000,000	1,057,830
General Motors Co.:
5.15%, 4/1/2038	200,000	190,528
5.20%, 4/1/2045	1,200,000	1,064,220
5.35%, 4/15/2028	85,000	85,858
5.63%, 4/15/2030	200,000	204,926
6.25%, 4/15/2035	200,000	209,534
6.60%, 4/1/2036	100,000	107,308
6.75%, 4/1/2046	25,000	26,347
General Motors Financial Co., Inc.:
2.40%, 4/10/2028	100,000	96,132
2.40%, 10/15/2028	250,000	237,523
2.70%, 6/10/2031	500,000	449,995
4.20%, 10/27/2028	1,000,000	989,120
4.30%, 4/6/2029	150,000	148,083
4.60%, 1/8/2031 (a)	100,000	98,642
4.75%, 4/6/2029	625,000	624,606
5.00%, 7/15/2027	750,000	753,945
5.05%, 4/4/2028	210,000	211,277
5.10%, 9/15/2031	200,000	200,352
5.35%, 7/15/2027	135,000	136,134
5.35%, 1/7/2030	1,500,000	1,524,225
5.45%, 7/15/2030	250,000	255,102
5.45%, 9/6/2034	110,000	110,210
5.45%, 1/8/2036	90,000	89,616
5.55%, 7/15/2029	545,000	556,222
5.60%, 6/18/2031	65,000	66,566
5.80%, 6/23/2028	750,000	764,692
5.90%, 1/7/2035 (a)	250,000	257,020
5.95%, 4/4/2034	545,000	564,113
6.00%, 1/9/2028	100,000	101,882
6.10%, 1/7/2034	300,000	313,095
6.15%, 7/15/2035 (a)	115,000	119,881
Honda Motor Co. Ltd.:
4.44%, 7/8/2028	650,000	647,211
4.69%, 7/8/2030	750,000	744,847
5.34%, 7/8/2035 (a)	250,000	249,910
PACCAR Financial Corp.:
Series R, 3.90%, 2/5/2029	60,000	59,318
4.00%, 8/8/2028	585,000	581,151
Series R, 4.00%, 11/7/2028	90,000	89,354
Series R, 4.30%, 6/18/2029	70,000	69,783
4.45%, 8/6/2027	165,000	165,571
4.55%, 3/3/2028	200,000	200,702
4.60%, 1/10/2028	100,000	100,459
Toyota Motor Credit Corp.:
Series MTN, 1.15%, 8/13/2027	60,000	58,005
Series MTN, 1.90%, 4/6/2028	100,000	95,907
Series GMTN, 3.05%, 1/11/2028	50,000	49,081
Series B, 3.75%, 1/12/2028	155,000	153,754
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 9/5/2028	$120,000	$119,087
Series B, 4.20%, 1/10/2031	165,000	162,023
Series MTN, 4.35%, 10/8/2027	100,000	100,078
4.55%, 8/9/2029	750,000	749,850
Series B, 4.55%, 5/14/2031	250,000	247,895
Series MTN, 4.60%, 10/10/2031 (a)	100,000	99,415
4.63%, 1/12/2028 (a)	125,000	125,610
4.65%, 9/3/2032	200,000	197,754
Series MTN, 4.65%, 1/5/2029	1,000,000	1,004,060
4.80%, 5/15/2030	500,000	502,895
Series B, 4.80%, 1/11/2036 (a)	250,000	244,927
4.95%, 1/9/2030	100,000	101,158
5.05%, 5/16/2029	400,000	405,744
5.10%, 3/21/2031	1,250,000	1,271,075
5.35%, 1/9/2035	100,000	102,138
5.45%, 11/10/2027	200,000	203,054
5.55%, 11/20/2030	250,000	258,612
		33,483,812
AUTO PARTS & EQUIPMENT — 0.0% *
Aptiv Swiss Holdings Ltd.:
3.10%, 12/1/2051	250,000	155,075
4.15%, 5/1/2052	500,000	376,025
BorgWarner, Inc.:
2.65%, 7/1/2027	50,000	49,114
4.95%, 8/15/2029	100,000	100,630
5.40%, 8/15/2034 (a)	75,000	76,371
Lear Corp.:
3.50%, 5/30/2030	25,000	23,787
3.55%, 1/15/2052	500,000	341,260
4.25%, 5/15/2029	25,000	24,638
5.25%, 5/15/2049 (a)	30,000	27,151
Magna International, Inc.:
5.50%, 3/21/2033	200,000	205,004
5.88%, 6/1/2035	75,000	78,050
		1,457,105
BANKS — 5.1%
Australia & New Zealand Banking Group Ltd.:
3.92%, 9/30/2027	200,000	199,048
4.62%, 12/16/2029	250,000	251,675
Banco Bilbao Vizcaya Argentaria SA:
4.97%, 5/8/2031	295,000	294,439
5.13%, 3/3/2036	250,000	243,333
5.38%, 3/13/2029	250,000	254,895
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (c)	400,000	416,092
Banco Santander SA:
2.75%, 12/3/2030	200,000	181,380
2.96%, 3/25/2031	200,000	183,256
Security Description	Principal Amount	Value
1 yr. CMT + 1.60%, 3.23%, 11/22/2032 (c)	$400,000	$361,984
4.38%, 4/12/2028	200,000	199,186
4.55%, 11/6/2030	200,000	196,964
4.60%, 4/15/2029	1,600,000	1,592,672
4.87%, 4/15/2031	250,000	248,630
5.13%, 11/6/2035	600,000	588,264
1 yr. CMT + 0.95%, 5.37%, 7/15/2028 (c)	600,000	604,926
5.44%, 7/15/2031	250,000	256,512
5.44%, 4/15/2036	200,000	200,288
1 yr. CMT + 1.45%, 5.54%, 3/14/2030 (c)	200,000	203,886
5.57%, 1/17/2030	1,000,000	1,024,680
5.59%, 8/8/2028	300,000	305,415
6.03%, 1/17/2035	200,000	209,900
6.92%, 8/8/2033	200,000	217,354
Bank of America Corp.:
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	446,470
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	88,737
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	666,449
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	176,658
5 yr. CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	174,616
Series MTN, 3 mo. USD Term SOFR + 1.25%, 2.50%, 2/13/2031 (c)	250,000	231,058
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	178,038
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	678,273
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	135,998
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	3,350,000	2,429,822
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	1,650,000	1,494,768
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	172,128
Series MTN, 3 mo. USD Term SOFR + 1.45%, 2.88%, 10/22/2030 (c)	75,000	70,742
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	129,252
Series MTN, SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	789,862
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	2,100,000	2,007,096
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	542,822
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.30%, 3.42%, 12/20/2028 (c)	$1,250,000	$1,228,950
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	248,780
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (c)	250,000	247,643
5 yr. CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	185,884
3 mo. USD Term SOFR + 1.45%, 3.95%, 1/23/2049 (c)	100,000	78,439
Series MTN, 3 mo. USD Term SOFR + 1.47%, 3.97%, 2/7/2030 (c)	150,000	147,207
Series MTN, 3 mo. USD Term SOFR + 1.58%, 4.08%, 4/23/2040 (c)	150,000	131,447
Series MTN, 3 mo. USD Term SOFR + 3.41%, 4.08%, 3/20/2051 (c)	1,600,000	1,266,688
3 mo. USD Term SOFR + 2.08%, 4.24%, 4/24/2038 (c)	200,000	182,790
Series MTN, 3 mo. USD Term SOFR + 1.57%, 4.27%, 7/23/2029 (c)	500,000	496,075
Series MTN, 3 mo. USD Term SOFR + 2.25%, 4.44%, 1/20/2048 (c)	150,000	127,614
SOFR + 0.87%, 4.46%, 2/6/2032 (c)	500,000	491,135
SOFR + 0.87%, 4.48%, 4/23/2030 (c)	1,345,000	1,336,553
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	490,405
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	735,000	734,750
SOFR + 1.04%, 4.70%, 4/23/2032 (c)	2,060,000	2,042,778
Series MTN, 4.88%, 4/1/2044	50,000	46,454
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	251,025
SOFR + 0.83%, 4.98%, 1/24/2029 (c)	500,000	502,760
Series MTN, 5.00%, 1/21/2044	100,000	94,046
Series MTN, SOFR + 2.16%, 5.02%, 7/22/2033 (c)	500,000	500,715
SOFR + 1.13%, 5.05%, 2/6/2037 (c)	1,500,000	1,477,185
SOFR + 1.00%, 5.16%, 1/24/2031 (c)	1,625,000	1,646,824
SOFR + 1.63%, 5.20%, 4/25/2029 (c)	1,450,000	1,463,630
Security Description	Principal Amount	Value
SOFR + 1.91%, 5.29%, 4/25/2034 (c)	$1,100,000	$1,114,828
Series MTN, SOFR + 1.91%, 5.43%, 8/15/2035 (c)	600,000	602,514
SOFR + 1.64%, 5.46%, 5/9/2036 (c)	850,000	867,722
SOFR + 1.65%, 5.47%, 1/23/2035 (c)	450,000	459,022
SOFR + 1.57%, 5.49%, 4/23/2037 (c)	375,000	374,059
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	1,190,000	1,215,442
SOFR + 1.74%, 5.52%, 10/25/2035 (c)	350,000	351,792
SOFR + 1.70%, 5.74%, 2/12/2036 (c)	505,000	516,125
SOFR + 1.57%, 5.82%, 9/15/2029 (c)	300,000	306,978
SOFR + 1.84%, 5.87%, 9/15/2034 (c)	1,050,000	1,097,218
6.11%, 1/29/2037	75,000	78,995
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	331,812
Bank of Montreal:
5 yr. CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	179,368
SOFR + 0.75%, 4.06%, 9/22/2028 (c)	180,000	179,012
SOFR + 1.08%, 4.35%, 9/22/2031 (c)	150,000	147,593
Series J, SOFR + 0.97%, 4.44%, 1/14/2032 (c)	575,000	564,955
Series J, SOFR + 0.63%, 4.55%, 6/2/2029 (c)	200,000	199,592
SOFR + 1.25%, 4.64%, 9/10/2030 (c)	500,000	498,595
Series J, SOFR + 0.96%, 4.88%, 6/2/2032 (c)	145,000	144,906
SOFR + 0.67%, 5.00%, 1/27/2029 (a) (c)	350,000	352,212
5.20%, 2/1/2028	100,000	101,057
Series J, SOFR + 1.21%, 5.30%, 6/2/2037 (c)	200,000	200,178
5.51%, 6/4/2031	300,000	309,543
Bank of New York Mellon SOFR + 1.14%, 4.73%, 4/20/2029 (c)	1,000,000	1,004,370
Bank of New York Mellon Corp.:
Series MTN, 1.65%, 7/14/2028	100,000	94,898
Series J, 1.90%, 1/25/2029	150,000	140,864
Series MTN, 3.30%, 8/23/2029	250,000	240,133
SOFR + 0.63%, 4.03%, 1/22/2030 (c)	115,000	113,344
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.90%, 4.54%, 4/23/2032 (c)	$250,000	$247,615
SOFR + 0.84%, 4.89%, 7/21/2028 (c)	100,000	100,456
SOFR + 0.89%, 4.94%, 2/11/2031 (c)	1,250,000	1,260,962
Series J, SOFR + 1.61%, 4.97%, 4/26/2034 (c)	350,000	349,594
Series MTN, SOFR + 1.09%, 4.98%, 3/14/2030 (c)	500,000	504,365
SOFR + 1.23%, 5.06%, 7/22/2032 (c)	100,000	101,182
SOFR + 1.18%, 5.09%, 4/23/2037 (c)	250,000	247,658
Series MTN, SOFR + 1.42%, 5.19%, 3/14/2035 (c)	335,000	338,313
SOFR + 1.77%, 5.61%, 7/21/2039 (c)	65,000	66,451
Series MTN, SOFR + 1.80%, 5.80%, 10/25/2028 (c)	145,000	147,514
Series MTN, SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	120,835
Series MTN, SOFR + 1.85%, 6.47%, 10/25/2034 (c)	250,000	271,912
Bank of Nova Scotia:
2.15%, 8/1/2031	100,000	88,278
SOFR + 0.76%, 4.04%, 9/15/2028 (c)	250,000	248,558
SOFR + 0.73%, 4.25%, 2/2/2030 (c)	42,000	41,484
SOFR + 1.09%, 4.34%, 9/15/2031 (c)	250,000	245,095
5 yr. CMT + 2.05%, 4.59%, 5/4/2037 (c)	500,000	483,050
SOFR + 1.44%, 4.74%, 11/10/2032 (c)	200,000	198,478
SOFR + 1.05%, 4.81%, 2/2/2034 (c)	200,000	196,942
4.85%, 2/1/2030	85,000	85,527
SOFR + 0.97%, 4.90%, 6/5/2032 (c)	500,000	498,730
SOFR + 0.89%, 4.93%, 2/14/2029 (c)	750,000	753,712
Series GMTN, 5.45%, 8/1/2029	145,000	148,632
Barclays PLC:
1 yr. CMT + 1.20%, 2.67%, 3/10/2032 (c)	200,000	180,122
1 yr. CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	179,282
1 yr. CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	186,978
5 yr. CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	234,445
1 yr. CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	434,225
Security Description	Principal Amount	Value
SOFR + 0.93%, 4.22%, 5/24/2030 (c)	$200,000	$196,570
SOFR + 1.08%, 4.48%, 11/11/2029 (c)	265,000	263,166
SOFR + 1.14%, 4.52%, 2/24/2032 (c)	200,000	195,382
SOFR + 1.34%, 4.84%, 9/10/2028 (c)	500,000	500,890
SOFR + 0.91%, 4.91%, 6/26/2030 (c)	280,000	280,109
SOFR + 1.56%, 4.94%, 9/10/2030 (c)	200,000	200,404
3 mo. USD Term SOFR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	200,752
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	1,000,000	1,005,410
SOFR + 1.14%, 5.10%, 6/26/2032 (c)	350,000	349,538
SOFR + 1.51%, 5.21%, 2/24/2037 (c)	200,000	194,740
5.25%, 8/17/2045 (a)	25,000	23,512
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	200,000	198,636
SOFR + 1.23%, 5.37%, 2/25/2031 (c)	1,000,000	1,013,960
SOFR + 1.51%, 5.59%, 6/26/2037 (c)	350,000	349,436
SOFR + 1.74%, 5.69%, 3/12/2030 (c)	800,000	816,840
SOFR + 1.59%, 5.79%, 2/25/2036 (c)	1,200,000	1,222,356
SOFR + 1.83%, 5.86%, 8/11/2046 (c)	550,000	549,263
SOFR + 2.42%, 6.04%, 3/12/2055 (a) (c)	350,000	364,091
SOFR + 2.98%, 6.22%, 5/9/2034 (c)	200,000	210,356
SOFR + 2.22%, 6.49%, 9/13/2029 (c)	250,000	258,700
SOFR + 2.62%, 6.69%, 9/13/2034 (c)	200,000	215,974
1 yr. CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	206,850
Canadian Imperial Bank of Commerce:
3.60%, 4/7/2032	1,290,000	1,210,355
SOFR + 0.60%, 4.24%, 9/8/2028 (c)	235,000	234,248
SOFR + 0.79%, 4.28%, 1/29/2030 (c)	460,000	455,060
SOFR + 1.17%, 4.58%, 9/8/2031 (c)	350,000	346,486
SOFR + 1.34%, 4.63%, 9/11/2030 (c)	160,000	159,363
SOFR + 0.67%, 4.72%, 6/16/2029 (c)	120,000	120,163
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.03%, 4.86%, 3/30/2029 (c)	$150,000	$150,662
SOFR + 1.01%, 5.05%, 6/16/2032 (c)	200,000	200,832
SOFR + 1.11%, 5.25%, 1/13/2031 (c)	100,000	101,468
5.26%, 4/8/2029	65,000	66,055
6.09%, 10/3/2033	125,000	132,964
Citibank NA:
SOFR + 0.60%, 4.55%, 6/18/2029 (c)	250,000	249,725
4.84%, 8/6/2029	455,000	458,685
SOFR + 0.91%, 4.85%, 6/18/2032 (c)	2,090,000	2,088,579
4.91%, 5/29/2030	1,355,000	1,370,135
5.57%, 4/30/2034	250,000	259,082
5.80%, 9/29/2028	350,000	360,024
Citigroup, Inc.:
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	128,493
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	773,192
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	137,802
SOFR + 1.38%, 2.90%, 11/3/2042 (c)	2,408,000	1,746,860
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	94,451
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	1,135,000	1,028,117
3 mo. USD Term SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	246,635
3 mo. USD Term SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	99,114
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	469,920
3 mo. USD Term SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	247,713
4.13%, 7/25/2028	70,000	69,271
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	1,750,000	1,724,940
4.45%, 9/29/2027	650,000	649,064
SOFR + 1.34%, 4.54%, 9/19/2030 (c)	1,050,000	1,042,671
4.65%, 7/30/2045	25,000	22,092
SOFR + 0.87%, 4.79%, 3/4/2029 (c)	1,600,000	1,604,032
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	497,535
SOFR + 1.46%, 4.95%, 5/7/2031 (c)	350,000	351,218
SOFR + 1.36%, 5.17%, 2/13/2030 (c)	550,000	555,841
Security Description	Principal Amount	Value
SOFR + 1.49%, 5.17%, 9/11/2036 (c)	$210,000	$208,935
5.30%, 5/6/2044	50,000	46,944
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	246,570
SOFR + 1.47%, 5.33%, 3/27/2036 (c)	500,000	503,720
SOFR + 1.45%, 5.45%, 6/11/2035 (c)	300,000	304,929
5 yr. CMT + 1.28%, 5.59%, 11/19/2034 (c)	750,000	759,795
SOFR + 1.75%, 5.61%, 3/4/2056 (c)	1,000,000	978,550
SOFR + 2.06%, 5.83%, 2/13/2035 (c)	250,000	255,172
SOFR + 1.83%, 6.02%, 1/24/2036 (c)	820,000	845,666
SOFR + 2.66%, 6.17%, 5/25/2034 (c)	285,000	297,899
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	943,330
6.68%, 9/13/2043	175,000	192,329
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	69,246
SOFR + 1.26%, 5.25%, 3/5/2031 (c)	655,000	661,733
5 yr. CMT + 1.45%, 5.30%, 1/29/2036 (c)	54,000	53,484
SOFR + 1.91%, 5.72%, 7/23/2032 (c)	300,000	308,220
SOFR + 2.01%, 5.84%, 1/23/2030 (c)	125,000	128,063
SOFR + 2.33%, 6.65%, 4/25/2035 (c)	190,000	204,349
Commonwealth Bank of Australia:
Series C, 4.36%, 3/27/2029	350,000	349,356
4.42%, 3/14/2028	250,000	250,235
Cooperatieve Rabobank UA:
3.74%, 1/14/2028	250,000	247,818
3.96%, 10/17/2028	250,000	247,458
4.16%, 1/14/2031	250,000	245,710
4.32%, 4/1/2029	250,000	249,575
4.35%, 6/9/2028	500,000	499,755
5.12%, 6/9/2036	500,000	497,670
5.75%, 12/1/2043	50,000	49,528
Deutsche Bank AG:
SOFR + 1.10%, 4.47%, 12/10/2031 (c)	680,000	668,501
SOFR + 1.14%, 4.73%, 2/6/2032 (c)	150,000	147,735
SOFR + 1.30%, 4.95%, 8/4/2031 (c)	180,000	179,383
SOFR + 1.70%, 5.00%, 9/11/2030 (c)	150,000	150,552
SOFR + 1.41%, 5.06%, 4/14/2032 (c)	660,000	658,363
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.72%, 5.30%, 5/9/2031 (c)	$650,000	$656,565
SOFR + 1.21%, 5.37%, 1/10/2029 (c)	165,000	166,587
SOFR + 2.05%, 5.40%, 9/11/2035 (c)	505,000	505,268
5.41%, 5/10/2029	1,000,000	1,022,100
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	154,479
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	215,800
Fifth Third Bancorp:
3.95%, 3/14/2028	100,000	98,988
4.00%, 2/1/2029 (b)	50,000	49,060
SOFR + 0.95%, 4.57%, 4/29/2032 (c)	1,000,000	982,910
SOFR + 1.49%, 4.90%, 9/6/2030 (c)	90,000	90,124
SOFR + 1.24%, 5.14%, 1/29/2037 (c)	150,000	147,351
SOFR + 1.84%, 5.63%, 1/29/2032 (c)	435,000	447,380
SOFR + 2.34%, 6.34%, 7/27/2029 (c)	750,000	774,750
Fifth Third Bank NA SOFR + 2.61%, 5.33%, 8/25/2033 (a) (c)	250,000	250,145
First Citizens BancShares, Inc.:
SOFR + 1.49%, 4.87%, 3/3/2032 (c)	350,000	340,448
SOFR + 1.41%, 5.23%, 3/12/2031 (c)	250,000	249,415
First Horizon Corp. SOFR + 1.77%, 5.51%, 3/7/2031 (c)	160,000	161,982
FNB Corp. SOFR + 1.93%, 5.72%, 12/11/2030 (c)	350,000	352,667
Goldman Sachs Bank USA SOFR + 0.72%, 4.66%, 6/3/2029 (c)	480,000	480,192
Goldman Sachs Group, Inc.:
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	79,156
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	464,053
2.60%, 2/7/2030	750,000	697,350
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	161,710
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	102,326
SOFR + 1.41%, 3.10%, 2/24/2033 (c)	200,000	181,128
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	655,000	494,767
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	1,350,000	1,032,196
Security Description	Principal Amount	Value
3.80%, 3/15/2030	$250,000	$241,888
3 mo. USD Term SOFR + 1.63%, 4.02%, 10/31/2038 (c)	200,000	175,416
SOFR + 0.71%, 4.15%, 1/21/2029 (c)	690,000	684,149
SOFR + 0.90%, 4.15%, 10/21/2029 (c)	295,000	290,846
3 mo. USD Term SOFR + 1.56%, 4.22%, 5/1/2029 (c)	500,000	495,565
SOFR + 1.06%, 4.37%, 10/21/2031 (c)	350,000	342,282
3 mo. USD Term SOFR + 1.69%, 4.41%, 4/23/2039 (c)	350,000	316,641
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	384,650
SOFR + 0.96%, 4.52%, 1/21/2032 (c)	1,750,000	1,716,890
SOFR + 0.99%, 4.59%, 4/20/2030 (c)	865,000	860,277
SOFR + 1.14%, 4.69%, 10/23/2030 (c)	85,000	84,627
4.75%, 10/21/2045	50,000	44,146
Series MTN, 4.80%, 7/8/2044	50,000	44,860
SOFR + 1.03%, 4.97%, 6/3/2032 (c)	440,000	439,710
SOFR + 1.21%, 5.05%, 7/23/2030 (c)	1,140,000	1,146,943
SOFR + 1.19%, 5.07%, 1/21/2037 (c)	1,430,000	1,397,653
SOFR + 1.34%, 5.09%, 4/20/2034 (c)	340,000	338,545
5.15%, 5/22/2045	250,000	228,075
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	205,000	207,218
SOFR + 1.58%, 5.22%, 4/23/2031 (c)	2,120,000	2,140,076
SOFR + 1.55%, 5.33%, 7/23/2035 (c)	1,120,000	1,123,942
5 yr. CMT + 1.18%, 5.39%, 2/2/2041 (c)	1,250,000	1,220,587
SOFR + 1.31%, 5.43%, 6/3/2037 (c)	1,855,000	1,862,030
SOFR + 1.32%, 5.54%, 1/21/2047 (c)	365,000	352,762
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	1,265,000	1,284,962
SOFR + 1.58%, 5.56%, 11/19/2045 (c)	1,400,000	1,360,814
SOFR + 1.27%, 5.73%, 4/25/2030 (c)	150,000	153,699
SOFR + 1.70%, 5.73%, 1/28/2056 (c)	785,000	772,730
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.55%, 5.85%, 4/25/2035 (c)	$560,000	$580,731
6.25%, 2/1/2041	200,000	212,810
SOFR + 1.77%, 6.48%, 10/24/2029 (c)	1,000,000	1,037,310
SOFR + 1.95%, 6.56%, 10/24/2034 (c)	750,000	811,447
6.75%, 10/1/2037	150,000	163,455
HSBC Holdings PLC:
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	193,814
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	189,684
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	180,780
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	185,282
SOFR + 0.99%, 4.40%, 3/10/2030 (c)	250,000	247,340
3 mo. USD Term SOFR + 1.80%, 4.58%, 6/19/2029 (c)	250,000	249,255
SOFR + 1.19%, 4.62%, 11/6/2031 (c)	435,000	428,880
SOFR + 1.21%, 4.68%, 3/10/2032 (c)	335,000	330,320
SOFR + 0.94%, 4.71%, 5/12/2030 (c)	1,350,000	1,344,195
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	487,655
SOFR + 1.03%, 4.90%, 3/3/2029 (c)	955,000	958,543
4.95%, 3/31/2030	250,000	252,270
SOFR + 1.29%, 5.13%, 3/3/2031 (c)	250,000	251,610
SOFR + 1.43%, 5.13%, 11/6/2036 (c)	870,000	855,445
SOFR + 1.32%, 5.21%, 5/12/2034 (c)	750,000	747,367
SOFR + 1.57%, 5.24%, 5/13/2031 (c)	2,295,000	2,320,084
5.25%, 3/14/2044	250,000	236,693
SOFR + 1.55%, 5.28%, 3/10/2037 (c)	375,000	370,631
SOFR + 1.29%, 5.29%, 11/19/2030 (c)	1,000,000	1,012,580
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	253,235
SOFR + 1.56%, 5.45%, 3/3/2036 (c)	200,000	201,418
SOFR + 1.46%, 5.55%, 3/4/2030 (c)	250,000	254,460
SOFR + 1.78%, 5.72%, 3/4/2035 (c)	250,000	256,815
SOFR + 1.52%, 5.73%, 5/17/2032 (c)	1,000,000	1,031,020
Security Description	Principal Amount	Value
SOFR + 1.96%, 5.74%, 9/10/2036 (c)	$510,000	$514,258
SOFR + 1.88%, 5.79%, 5/13/2036 (c)	265,000	273,173
SOFR + 1.90%, 5.87%, 11/18/2035 (c)	500,000	511,975
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	767,865
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	211,932
SOFR + 2.65%, 6.33%, 3/9/2044 (a) (c)	1,000,000	1,069,800
6.50%, 9/15/2037	1,200,000	1,279,824
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	517,760
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	574,600
HSBC USA, Inc. 4.65%, 6/3/2028	205,000	205,617
Huntington Bancshares, Inc.:
SOFR + 0.99%, 4.62%, 1/28/2032 (c)	200,000	196,700
SOFR + 1.28%, 5.27%, 1/15/2031 (c)	145,000	146,676
5 yr. CMT + 1.35%, 5.61%, 1/28/2041 (a) (c)	125,000	122,366
SOFR + 1.87%, 5.71%, 2/2/2035 (c)	200,000	204,670
5 yr. CMT + 1.70%, 6.14%, 11/18/2039 (c)	500,000	510,515
SOFR + 2.02%, 6.21%, 8/21/2029 (c)	300,000	308,808
ING Groep NV:
4.55%, 10/2/2028	200,000	199,970
SOFR + 1.01%, 4.86%, 3/25/2029 (c)	1,300,000	1,305,083
SOFR + 1.23%, 5.07%, 3/25/2031 (c)	300,000	302,418
SOFR + 1.44%, 5.34%, 3/19/2030 (c)	210,000	213,289
SOFR + 1.61%, 5.53%, 3/25/2036 (c)	250,000	253,880
SOFR + 2.09%, 6.11%, 9/11/2034 (c)	200,000	211,592
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	88,097
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	572,182
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	460,930
3 mo. USD Term SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	70,863
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	137,842
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3 mo. USD Term SOFR + 1.25%, 2.58%, 4/22/2032 (c)	$905,000	$815,486
3 mo. USD Term SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	527,478
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	100,000	90,496
3 mo. USD Term SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	127,286
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	167,345
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (c)	1,700,000	1,292,918
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	335,829
3 mo. USD Term SOFR + 1.21%, 3.51%, 1/23/2029 (c)	185,000	181,959
3 mo. USD Term SOFR + 1.42%, 3.70%, 5/6/2030 (c)	125,000	121,586
3 mo. USD Term SOFR + 1.62%, 3.88%, 7/24/2038 (c)	200,000	176,744
3 mo. USD Term SOFR + 1.64%, 3.96%, 11/15/2048 (c)	1,100,000	865,997
3 mo. USD Term SOFR + 1.72%, 4.03%, 7/24/2048 (c)	50,000	39,945
3 mo. USD Term SOFR + 1.52%, 4.20%, 7/23/2029 (c)	200,000	198,298
4.25%, 10/1/2027	80,000	79,905
3 mo. USD Term SOFR + 1.84%, 4.26%, 2/22/2048 (c)	100,000	82,795
SOFR + 0.93%, 4.26%, 10/22/2031 (c)	280,000	273,790
SOFR + 0.84%, 4.35%, 1/22/2032 (c)	1,480,000	1,449,645
SOFR + 0.82%, 4.41%, 4/23/2030 (c)	635,000	629,634
3 mo. USD Term SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	247,843
SOFR + 0.86%, 4.51%, 10/22/2028 (c)	140,000	139,972
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	139,483
SOFR + 1.04%, 4.60%, 10/22/2030 (c)	265,000	263,839
SOFR + 0.99%, 4.62%, 4/23/2032 (c)	1,900,000	1,878,378
Security Description	Principal Amount	Value
SOFR + 1.19%, 4.81%, 10/22/2036 (c)	$840,000	$816,052
4.85%, 2/1/2044	50,000	46,213
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	501,490
SOFR + 1.07%, 4.90%, 1/22/2037 (c)	2,295,000	2,235,973
SOFR + 2.08%, 4.91%, 7/25/2033 (c)	1,000,000	999,050
SOFR + 0.80%, 4.92%, 1/24/2029 (c)	1,225,000	1,231,064
4.95%, 6/1/2045	50,000	46,099
SOFR + 1.34%, 4.95%, 10/22/2035 (c)	130,000	128,218
SOFR + 0.93%, 4.98%, 7/22/2028 (c)	95,000	95,419
SOFR + 1.13%, 5.00%, 7/22/2030 (c)	200,000	201,318
SOFR + 1.31%, 5.01%, 1/23/2030 (c)	100,000	100,695
SOFR + 1.44%, 5.10%, 4/22/2031 (c)	1,645,000	1,663,769
SOFR + 1.01%, 5.14%, 1/24/2031 (c)	915,000	925,303
SOFR + 1.26%, 5.15%, 4/23/2037 (c)	1,235,000	1,225,947
SOFR + 1.30%, 5.19%, 2/5/2037 (c)	1,000,000	985,390
SOFR + 1.46%, 5.29%, 7/22/2035 (c)	1,085,000	1,096,403
SOFR + 1.45%, 5.30%, 7/24/2029 (c)	915,000	927,014
SOFR + 1.62%, 5.34%, 1/23/2035 (c)	1,095,000	1,111,469
SOFR + 1.85%, 5.35%, 6/1/2034 (c)	1,065,000	1,083,062
5.40%, 1/6/2042	50,000	49,824
5.50%, 10/15/2040	150,000	152,910
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	235,000	240,285
SOFR + 1.55%, 5.53%, 11/29/2045 (c)	1,500,000	1,487,565
SOFR + 1.16%, 5.58%, 4/22/2030 (c)	3,085,000	3,152,346
SOFR + 1.64%, 5.58%, 7/23/2036 (c)	1,145,000	1,163,366
5.63%, 8/16/2043	250,000	252,690
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	775,110
SOFR + 1.49%, 5.77%, 4/22/2035 (c)	395,000	410,903
SOFR + 1.57%, 6.09%, 10/23/2029 (c)	290,000	298,796
SOFR + 1.81%, 6.25%, 10/23/2034 (c)	200,000	214,114
Keybank National Association:
4.39%, 12/14/2027	300,000	299,388
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/26/2033	$500,000	$495,015
5.85%, 11/15/2027	250,000	254,032
KeyCorp:
Series GMTN, SOFR + 1.23%, 5.12%, 4/4/2031 (a) (c)	750,000	755,055
SOFR + 1.37%, 5.31%, 1/28/2037 (c)	50,000	49,274
Kreditanstalt fuer Wiederaufbau:
3.75%, 2/15/2028	425,000	422,331
3.88%, 6/15/2028	795,000	790,699
4.00%, 3/15/2029	2,580,000	2,568,958
4.13%, 7/15/2033	1,000,000	987,020
4.38%, 2/28/2034	910,000	911,183
4.75%, 10/29/2030	400,000	408,548
Landwirtschaftliche Rentenbank:
Series 44, 3.88%, 6/14/2028	750,000	745,425
Series MTN, 5.00%, 10/24/2033	250,000	259,437
Lloyds Banking Group PLC:
1 yr. CMT + 0.60%, 4.24%, 2/10/2030 (c)	1,000,000	987,080
4.34%, 1/9/2048	200,000	163,770
1 yr. CMT + 0.82%, 4.43%, 11/4/2031 (c)	200,000	196,422
4.55%, 8/16/2028	250,000	249,800
1 yr. CMT + 0.83%, 4.82%, 6/13/2029 (c)	200,000	200,312
1 yr. CMT + 0.97%, 4.94%, 11/4/2036 (c)	250,000	242,665
1 yr. CMT + 2.30%, 4.98%, 8/11/2033 (a) (c)	250,000	248,858
1 yr. CMT + 1.20%, 5.59%, 11/26/2035 (a) (c)	200,000	204,110
1 yr. CMT + 0.82%, 5.67%, 2/10/2047 (c)	1,350,000	1,330,128
1 yr. CMT + 1.75%, 5.68%, 1/5/2035 (c)	500,000	513,965
1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (c)	750,000	773,617
1 yr. CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	283,562
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	164,919
Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	60,000	60,128
SOFR + 1.40%, 5.18%, 7/8/2031 (c)	90,000	90,665
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	65,000	64,976
5 yr. CMT + 1.43%, 5.40%, 7/30/2035 (a) (c)	560,000	559,378
Security Description	Principal Amount	Value
Manufacturers & Traders Trust Co.:
SOFR + 0.94%, 4.55%, 4/18/2030 (c)	$500,000	$496,425
4.70%, 1/27/2028	500,000	501,405
SOFR + 0.95%, 4.76%, 7/6/2028 (c)	500,000	500,840
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.95%, 2.31%, 7/20/2032 (c)	500,000	440,770
3.29%, 7/25/2027	50,000	49,468
3.74%, 3/7/2029	250,000	245,083
3.96%, 3/2/2028	50,000	49,612
4.05%, 9/11/2028	100,000	98,954
4.29%, 7/26/2038 (a)	35,000	32,576
1 yr. CMT + 0.80%, 4.51%, 1/14/2032 (c)	220,000	216,148
1 yr. CMT + 0.80%, 4.53%, 9/12/2031 (c)	700,000	690,389
1 yr. CMT + 0.92%, 4.85%, 4/21/2032 (c)	600,000	596,910
1 yr. CMT + 1.95%, 5.02%, 7/20/2028 (c)	250,000	251,215
1 yr. CMT + 0.90%, 5.06%, 1/14/2037 (c)	295,000	289,451
1 yr. CMT + 1.17%, 5.16%, 4/24/2031 (c)	250,000	252,557
1 yr. CMT + 0.93%, 5.19%, 9/12/2036 (c)	200,000	198,630
1 yr. CMT + 0.78%, 5.20%, 1/16/2031 (c)	200,000	202,426
1 yr. CMT + 1.70%, 5.24%, 4/19/2029 (c)	700,000	706,755
1 yr. CMT + 0.82%, 5.26%, 4/17/2030 (c)	950,000	961,856
1 yr. CMT + 1.90%, 5.35%, 9/13/2028 (c)	200,000	201,708
1 yr. CMT + 1.38%, 5.42%, 2/22/2029 (c)	500,000	505,815
1 yr. CMT + 1.00%, 5.43%, 4/17/2035 (c)	700,000	710,143
1 yr. CMT + 1.63%, 5.44%, 2/22/2034 (c)	200,000	204,070
1 yr. CMT + 2.13%, 5.47%, 9/13/2033 (c)	200,000	204,054
1 yr. CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	204,066
1 yr. CMT + 0.95%, 5.57%, 1/16/2036 (c)	250,000	255,510
1 yr. CMT + 1.27%, 5.62%, 4/24/2036 (c)	250,000	255,980
1 yr. CMT + 0.98%, 5.87%, 4/21/2047 (c)	200,000	201,856
See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Mizuho Financial Group, Inc.:
3 mo. USD Term SOFR + 1.77%, 2.20%, 7/10/2031 (c)	$500,000	$451,035
2.56%, 9/13/2031	215,000	190,021
3 mo. USD Term SOFR + 1.57%, 2.87%, 9/13/2030 (c)	200,000	188,622
4.02%, 3/5/2028	200,000	198,488
1 yr. CMT + 0.70%, 4.44%, 5/12/2032 (c)	1,200,000	1,170,744
4.78%, 7/13/2030 (c) (d)	200,000	199,686
4.97%, 7/13/2032 (c) (d)	200,000	199,586
1 yr. CMT + 0.85%, 5.05%, 5/12/2037 (a) (c)	200,000	196,016
1 yr. CMT + 0.82%, 5.10%, 5/13/2031 (c)	200,000	201,630
1 yr. CMT + 1.07%, 5.32%, 7/8/2036 (c)	250,000	250,727
5.34%, 7/13/2037 (c) (d)	500,000	497,040
1 yr. CMT + 1.08%, 5.38%, 7/10/2030 (c)	200,000	203,216
1 yr. CMT + 1.12%, 5.38%, 5/26/2030 (c)	300,000	305,148
1 yr. CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	202,010
1 yr. CMT + 0.98%, 5.42%, 5/13/2036 (c)	250,000	252,612
1 yr. CMT + 1.30%, 5.58%, 5/26/2035 (c)	500,000	511,545
1 yr. CMT + 1.30%, 5.59%, 7/10/2035 (c)	250,000	256,065
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (c)	350,000	356,590
1 yr. CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	207,644
1 yr. CMT + 1.65%, 5.78%, 7/6/2029 (c)	240,000	245,227
5.82%, 7/13/2047 (c) (d)	500,000	494,810
Morgan Stanley:
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	56,555
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	456,519
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	2,200,000	1,929,862
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	173,560
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	97,237
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	232,260
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (a) (c)	250,000	155,500
Security Description	Principal Amount	Value
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	$135,000	$121,422
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	1,395,000	1,065,041
3.59%, 7/22/2028 (c)	100,000	98,898
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	478,905
3.97%, 7/22/2038 (c)	100,000	87,743
Series I, SOFR + 0.91%, 4.13%, 10/18/2029 (c)	180,000	177,529
SOFR + 0.80%, 4.24%, 1/9/2030 (c)	175,000	172,690
4.30%, 1/27/2045	50,000	42,141
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (c)	745,000	728,580
Series MTN, 4.38%, 1/22/2047	100,000	83,501
Series GMTN, 3 mo. USD Term SOFR + 1.89%, 4.43%, 1/23/2030 (c)	250,000	247,748
3 mo. USD Term SOFR + 1.69%, 4.46%, 4/22/2039 (c)	250,000	230,610
SOFR + 0.95%, 4.49%, 1/16/2032 (c)	145,000	142,177
SOFR + 0.96%, 4.56%, 4/10/2030 (c)	370,000	367,665
SOFR + 1.10%, 4.65%, 10/18/2030 (c)	920,000	915,023
SOFR + 1.20%, 4.71%, 3/12/2032 (c)	1,865,000	1,842,433
SOFR + 1.18%, 4.81%, 4/16/2032 (c)	1,345,000	1,334,509
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (c)	125,000	121,054
SOFR + 1.38%, 4.99%, 4/12/2029 (c)	1,150,000	1,156,290
SOFR + 1.22%, 5.04%, 7/19/2030 (c)	135,000	135,960
SOFR + 1.18%, 5.07%, 1/30/2037 (c)	1,915,000	1,873,234
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	638,956
Series MTN, SOFR + 1.59%, 5.16%, 4/20/2029 (c)	155,000	156,217
SOFR + 1.45%, 5.17%, 1/16/2030 (c)	170,000	171,523
SOFR + 1.51%, 5.19%, 4/17/2031 (c)	190,000	191,995
SOFR + 1.11%, 5.23%, 1/15/2031 (c)	265,000	268,021
Series MTN, SOFR + 1.87%, 5.25%, 4/21/2034 (c)	180,000	181,201
SOFR + 1.41%, 5.30%, 4/10/2037 (c)	1,785,000	1,776,075
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	159,430
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 1.17%, 5.31%, 1/18/2041 (c)	$160,000	$156,240
SOFR + 1.56%, 5.32%, 7/19/2035 (c)	200,000	201,070
Series MTN, SOFR + 1.88%, 5.42%, 7/21/2034 (c)	190,000	192,907
SOFR + 1.63%, 5.45%, 7/20/2029 (c)	290,000	293,860
SOFR + 1.73%, 5.47%, 1/18/2035 (c)	140,000	142,237
SOFR + 1.71%, 5.52%, 11/19/2055 (c)	1,220,000	1,179,362
SOFR + 1.42%, 5.59%, 1/18/2036 (c)	2,250,000	2,298,352
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (a) (c)	500,000	490,545
SOFR + 1.26%, 5.66%, 4/18/2030 (c)	915,000	934,755
SOFR + 1.58%, 5.83%, 4/19/2035 (c)	115,000	119,364
SOFR + 1.78%, 5.90%, 3/13/2047 (c)	585,000	592,008
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (c)	1,000,000	1,031,810
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	139,127
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	255,340
SOFR + 2.56%, 6.34%, 10/18/2033 (c)	980,000	1,044,709
6.38%, 7/24/2042	65,000	70,716
SOFR + 1.83%, 6.41%, 11/1/2029 (c)	1,040,000	1,076,826
SOFR + 2.05%, 6.63%, 11/1/2034 (c)	230,000	249,706
Morgan Stanley Bank NA:
SOFR + 0.97%, 4.79%, 5/10/2030 (c)	250,000	250,180
SOFR + 0.93%, 4.97%, 7/14/2028 (c)	300,000	301,311
SOFR + 0.91%, 5.02%, 1/12/2029 (c)	1,500,000	1,509,480
Morgan Stanley Private Bank NA:
SOFR + 0.78%, 4.20%, 11/17/2028 (c)	845,000	841,028
SOFR + 0.76%, 4.21%, 2/8/2030 (c)	370,000	365,157
SOFR + 0.77%, 4.47%, 7/6/2028 (c)	250,000	249,805
SOFR + 1.02%, 4.47%, 11/19/2031 (c)	405,000	398,070
SOFR + 1.08%, 4.73%, 7/18/2031 (c)	1,000,000	995,540
National Australia Bank Ltd.:
4.15%, 1/13/2031 (a)	250,000	246,555
Security Description	Principal Amount	Value
4.31%, 6/13/2028	$350,000	$349,471
Series B, 4.43%, 6/4/2029	250,000	249,783
4.50%, 10/26/2027	250,000	250,602
4.79%, 1/10/2029	250,000	252,525
4.90%, 1/14/2030 (a)	250,000	253,550
4.94%, 1/12/2028	300,000	302,751
National Bank of Canada:
SOFR + 0.76%, 4.17%, 1/20/2029 (c)	285,000	283,179
4.50%, 10/10/2029	350,000	348,092
Series MTN, SOFR + 1.01%, 4.93%, 6/4/2032 (c)	250,000	249,480
NatWest Group PLC:
3 mo. USD Term SOFR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	198,082
1 yr. CMT + 1.22%, 4.96%, 8/15/2030 (c)	550,000	551,787
1 yr. CMT + 0.80%, 4.98%, 6/18/2032 (c)	1,500,000	1,499,340
1 yr. CMT + 1.05%, 5.12%, 5/23/2031 (c)	200,000	201,172
1 yr. CMT + 1.50%, 5.78%, 3/1/2035 (c)	750,000	776,955
1 yr. CMT + 1.95%, 5.81%, 9/13/2029 (c)	750,000	766,545
1 yr. CMT + 1.30%, 5.91%, 3/3/2047 (c)	200,000	195,194
Northern Trust Corp.:
1.95%, 5/1/2030	75,000	68,238
3.65%, 8/3/2028	100,000	98,625
4.15%, 11/19/2030	145,000	142,790
5 yr. CMT + 1.05%, 5.12%, 11/19/2040 (c)	145,000	141,785
6.13%, 11/2/2032	250,000	267,262
Pinnacle Bank/Nashville TN 5.63%, 2/15/2028	250,000	252,502
Pinnacle Financial Partners, Inc. SOFR + 1.70%, 5.60%, 5/19/2032 (c)	85,000	85,236
PNC Bank NA:
3.25%, 1/22/2028	250,000	245,670
SOFR + 0.73%, 4.43%, 7/21/2028 (c)	500,000	499,340
PNC Financial Services Group, Inc.:
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	120,373
2.55%, 1/22/2030	500,000	465,425
3.45%, 4/23/2029	100,000	97,264
SOFR + 0.61%, 4.08%, 1/26/2029 (c)	320,000	317,466
SOFR + 0.68%, 4.62%, 10/26/2029 (c)	165,000	164,573
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	97,249
See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.26%, 4.81%, 10/21/2032 (c)	$135,000	$134,507
SOFR + 1.33%, 4.90%, 5/13/2031 (c)	625,000	628,306
SOFR + 1.07%, 5.22%, 1/29/2031 (c)	1,000,000	1,016,280
SOFR + 1.42%, 5.37%, 7/21/2036 (c)	150,000	151,554
SOFR + 1.60%, 5.40%, 7/23/2035 (c)	2,040,000	2,066,520
5 yr. CMT + 1.17%, 5.42%, 1/25/2041 (c)	330,000	324,466
SOFR + 1.20%, 5.49%, 5/14/2030 (c)	500,000	510,665
SOFR + 1.90%, 5.68%, 1/22/2035 (c)	125,000	128,864
SOFR + 2.28%, 6.88%, 10/20/2034 (c)	200,000	220,872
Regions Bank SOFR + 0.81%, 4.76%, 7/27/2029 (c)	250,000	250,088
Regions Financial Corp.:
SOFR + 2.06%, 5.50%, 9/6/2035 (c)	615,000	622,152
SOFR + 1.49%, 5.72%, 6/6/2030 (a) (c)	180,000	184,662
Royal Bank of Canada:
Series GMTN, 2.30%, 11/3/2031	100,000	89,181
3.88%, 5/4/2032	500,000	478,135
SOFR + 0.70%, 4.00%, 11/3/2028 (c)	190,000	188,695
SOFR + 0.98%, 4.31%, 11/3/2031 (a) (c)	250,000	245,223
SOFR + 0.84%, 4.40%, 4/17/2030 (c)	115,000	114,065
SOFR + 0.89%, 4.50%, 8/6/2029 (c)	195,000	194,341
Series GMTN, SOFR + 0.86%, 4.52%, 10/18/2028 (c)	160,000	160,010
SOFR + 1.01%, 4.61%, 5/3/2032 (c)	165,000	163,317
Series GMTN, SOFR + 1.08%, 4.65%, 10/18/2030 (c)	200,000	199,546
SOFR + 1.06%, 4.70%, 8/6/2031 (c)	1,210,000	1,204,749
Series GMTN, 4.90%, 1/12/2028	500,000	503,595
Series GMTN, 4.95%, 2/1/2029	500,000	506,350
Series GMTN, SOFR + 0.83%, 4.97%, 1/24/2029 (c)	210,000	211,216
Series GMTN, SOFR + 1.10%, 4.97%, 8/2/2030 (c)	70,000	70,520
Security Description	Principal Amount	Value
Series GMTN, SOFR + 1.13%, 4.97%, 5/2/2031 (c)	$250,000	$251,777
Series GMTN, SOFR + 1.03%, 5.15%, 2/4/2031 (c)	250,000	253,025
Series GMTN, 5.20%, 8/1/2028	500,000	507,565
Series MTN, 6.00%, 11/1/2027	200,000	204,312
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	49,938
SOFR + 1.10%, 5.04%, 6/5/2030 (c)	150,000	149,958
SOFR + 1.28%, 5.22%, 6/5/2032 (c)	250,000	249,448
SOFR + 1.94%, 5.35%, 9/6/2030 (c)	200,000	201,718
SOFR + 1.61%, 5.47%, 3/20/2029 (c)	155,000	156,466
SOFR + 1.60%, 5.70%, 6/5/2037 (c)	140,000	139,930
SOFR + 1.88%, 5.74%, 3/20/2031 (a) (c)	780,000	796,513
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	692,469
Santander U.K. Group Holdings PLC:
3 mo. USD Term SOFR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	197,772
SOFR + 1.07%, 4.32%, 9/22/2029 (c)	700,000	692,937
SOFR + 1.55%, 4.86%, 9/11/2030 (c)	200,000	199,850
SOFR + 1.58%, 5.14%, 9/22/2036 (c)	200,000	194,474
SOFR + 1.52%, 5.69%, 4/15/2031 (c)	500,000	512,780
Sumitomo Mitsui Financial Group, Inc.:
1.90%, 9/17/2028	550,000	518,595
2.13%, 7/8/2030	1,000,000	902,060
2.30%, 1/12/2041	750,000	515,205
3.04%, 7/16/2029	200,000	190,286
3.36%, 7/12/2027	50,000	49,487
3.94%, 7/19/2028	50,000	49,438
4.31%, 10/16/2028 (a)	100,000	99,359
SOFR + 1.02%, 4.49%, 1/15/2032 (c)	200,000	196,238
SOFR + 1.19%, 4.66%, 7/8/2031 (c)	500,000	495,400
SOFR + 1.05%, 4.93%, 7/7/2032 (c) (d)	200,000	199,340
SOFR + 1.22%, 5.05%, 1/15/2037 (a) (c)	200,000	196,420
See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.05%, 5.14%, 7/7/2034 (c) (d)	$200,000	$199,152
5.24%, 4/15/2030	1,000,000	1,015,770
SOFR + 1.50%, 5.25%, 7/8/2036 (c)	250,000	250,145
5 yr. CMT + 1.30%, 5.33%, 3/3/2041 (c)	200,000	195,038
5.42%, 7/9/2031	500,000	510,755
5.52%, 1/13/2028	1,150,000	1,166,974
5.56%, 7/9/2034	200,000	205,064
5.71%, 1/13/2030	350,000	360,192
5.77%, 1/13/2033	200,000	208,096
5.80%, 7/13/2028	500,000	511,270
SOFR + 1.78%, 5.80%, 7/8/2046 (c)	250,000	246,748
Toronto-Dominion Bank:
Series MTN, 2.00%, 9/10/2031	100,000	88,456
Series GMTN, 2.45%, 1/12/2032	150,000	132,999
Series MTN, 3.20%, 3/10/2032	200,000	183,986
3.91%, 1/13/2028	100,000	99,131
4.11%, 10/13/2028	250,000	247,443
4.36%, 4/23/2029	250,000	248,628
4.41%, 1/13/2031	100,000	98,868
Series MTN, 4.57%, 6/2/2028	250,000	250,075
4.78%, 12/17/2029	400,000	402,696
Series MTN, 4.81%, 6/3/2030	500,000	502,355
4.87%, 4/22/2033	1,125,000	1,116,709
4.93%, 10/15/2035	250,000	245,625
Series GMTN, 4.99%, 4/5/2029	100,000	101,068
5 yr. CMT + 1.50%, 5.15%, 9/10/2034 (c)	760,000	762,432
Series MTN, 5.52%, 7/17/2028	200,000	203,822
Truist Bank:
SOFR + 0.91%, 4.14%, 10/23/2029 (c)	250,000	247,065
Series I, SOFR + 0.66%, 4.14%, 1/27/2029 (c)	250,000	248,288
SOFR + 0.77%, 4.42%, 7/24/2028 (c)	250,000	249,773
Truist Financial Corp.:
Series MTN, 1.13%, 8/3/2027	100,000	96,622
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	47,444
Series MTN, 3.88%, 3/19/2029	100,000	97,918
SOFR + 0.97%, 4.60%, 1/27/2032 (c)	175,000	172,569
Series I, SOFR + 1.09%, 4.68%, 4/23/2032 (c)	400,000	395,100
Security Description	Principal Amount	Value
Series MTN, SOFR + 1.44%, 4.87%, 1/26/2029 (c)	$105,000	$105,452
Series MTN, SOFR + 1.40%, 4.96%, 10/23/2036 (c)	250,000	243,068
Series MTN, SOFR + 1.31%, 5.07%, 5/20/2031 (c)	1,415,000	1,428,174
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (c)	250,000	251,887
Series I, SOFR + 1.41%, 5.28%, 4/23/2037 (c)	400,000	396,076
Series MTN, SOFR + 1.62%, 5.44%, 1/24/2030 (c)	110,000	111,856
Series MTN, SOFR + 1.92%, 5.71%, 1/24/2035 (c)	95,000	97,844
Series MTN, SOFR + 2.36%, 5.87%, 6/8/2034 (c)	750,000	780,105
Series MTN, SOFR + 2.30%, 6.12%, 10/28/2033 (a) (c)	350,000	369,243
U.S. Bancorp:
Series MTN, 1.38%, 7/22/2030	150,000	131,946
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	200,000	177,824
Series DMTN, 3.00%, 7/30/2029	100,000	95,218
SOFR + 0.87%, 4.48%, 1/26/2032 (c)	180,000	177,320
SOFR + 1.23%, 4.65%, 2/1/2029 (c)	200,000	200,196
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	400,000	394,676
SOFR + 1.10%, 5.03%, 1/26/2037 (c)	250,000	246,563
SOFR + 1.06%, 5.05%, 2/12/2031 (c)	115,000	116,033
SOFR + 1.30%, 5.08%, 5/15/2031 (c)	840,000	849,206
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	915,000	925,980
SOFR + 1.56%, 5.38%, 1/23/2030 (c)	130,000	132,188
SOFR + 1.41%, 5.42%, 2/12/2036 (a) (c)	75,000	76,361
SOFR + 1.86%, 5.68%, 1/23/2035 (c)	500,000	516,200
5 yr. CMT + 1.25%, 5.72%, 5/20/2041 (c)	1,000,000	1,005,960
SOFR + 2.02%, 5.78%, 6/12/2029 (c)	750,000	765,885
SOFR + 2.26%, 5.84%, 6/12/2034 (c)	250,000	260,525
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	161,617
U.S. Bank NA SOFR + 0.67%, 4.54%, 5/20/2029 (c)	350,000	349,321
See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
UBS AG:
SOFR + 0.81%, 4.30%, 3/16/2029 (c)	$250,000	$249,025
4.50%, 6/26/2048	1,000,000	866,390
SOFR + 1.11%, 4.63%, 2/16/2032 (c)	250,000	248,000
SOFR + 0.74%, 4.68%, 11/29/2030 (c)	355,000	354,368
5.65%, 9/11/2028	450,000	460,813
Webster Financial Corp. 5 yr. CMT + 2.13%, 5.78%, 9/11/2035 (c)	55,000	55,408
Wells Fargo & Co.:
Series MTN, 3 mo. USD Term SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	231,485
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	1,665,000	1,272,243
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	638,816
SOFR + 0.88%, 4.08%, 9/15/2029 (c)	260,000	256,389
Series MTN, 4.15%, 1/24/2029	250,000	247,738
SOFR + 0.74%, 4.18%, 1/23/2030 (c)	165,000	162,845
Series GMTN, 4.30%, 7/22/2027	50,000	49,980
Series MTN, 3 mo. USD Term SOFR + 4.03%, 4.48%, 4/4/2031 (c)	150,000	148,383
SOFR + 0.72%, 4.58%, 5/20/2029 (c)	355,000	354,173
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,050,262
Series MTN, SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	165,465
SOFR + 0.97%, 4.84%, 5/20/2032 (c)	2,300,000	2,291,996
SOFR + 1.34%, 4.89%, 9/15/2036 (c)	900,000	878,301
Series GMTN, 4.90%, 11/17/2045	150,000	131,118
Series MTN, SOFR + 2.10%, 4.90%, 7/25/2033 (c)	500,000	496,390
SOFR + 1.10%, 4.96%, 1/23/2037 (c)	1,250,000	1,220,112
SOFR + 1.37%, 4.97%, 4/23/2029 (c)	1,220,000	1,226,088
Series MTN, 3 mo. USD Term SOFR + 4.50%, 5.01%, 4/4/2051 (c)	1,500,000	1,344,705
SOFR + 1.50%, 5.15%, 4/23/2031 (c)	2,165,000	2,187,213
SOFR + 1.50%, 5.20%, 1/23/2030 (c)	640,000	647,264
Security Description	Principal Amount	Value
SOFR + 1.38%, 5.21%, 12/3/2035 (c)	$150,000	$149,760
SOFR + 1.11%, 5.24%, 1/24/2031 (c)	1,965,000	1,991,783
5.38%, 11/2/2043	150,000	141,108
SOFR + 2.02%, 5.39%, 4/24/2034 (c)	760,000	771,696
SOFR + 1.23%, 5.43%, 1/23/2047 (c)	1,525,000	1,465,083
SOFR + 1.78%, 5.50%, 1/23/2035 (c)	530,000	540,430
Series MTN, SOFR + 1.99%, 5.56%, 7/25/2034 (c)	600,000	614,658
Series MTN, SOFR + 1.74%, 5.57%, 7/25/2029 (c)	435,000	442,417
5.61%, 1/15/2044	325,000	312,946
SOFR + 1.79%, 6.30%, 10/23/2029 (c)	270,000	279,261
SOFR + 2.06%, 6.49%, 10/23/2034 (c)	250,000	269,935
Westpac Banking Corp.:
2.15%, 6/3/2031	600,000	536,328
5 yr. CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	36,051
2.96%, 11/16/2040	530,000	391,972
3.40%, 1/25/2028	100,000	98,651
5 yr. CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	29,230
Series MTN, 4.15%, 5/11/2028	1,000,000	996,360
4.35%, 7/1/2030 (a)	750,000	747,082
4.42%, 7/24/2039	25,000	22,431
Series DMTN, 4.45%, 6/12/2031	265,000	262,967
1 yr. CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	252,857
5.46%, 11/18/2027	250,000	253,820
Series GMTN, 1 yr. CMT + 1.20%, 5.62%, 11/20/2035 (c)	200,000	201,614
6.82%, 11/17/2033 (a)	750,000	816,885
Zions Bancorp NA 3.25%, 10/29/2029	250,000	235,730
		329,300,372
BEVERAGES — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,925,000	1,873,525
4.90%, 2/1/2046	2,750,000	2,505,607
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	482,510
4.38%, 4/15/2038	215,000	200,670
4.75%, 1/23/2029	750,000	754,102
4.90%, 1/23/2031	65,000	65,871
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 1/15/2042	$250,000	$235,768
5.00%, 6/15/2034	400,000	403,892
5.45%, 1/23/2039	350,000	356,244
5.55%, 1/23/2049	350,000	344,260
5.80%, 1/23/2059	1,045,000	1,064,249
Brown-Forman Corp.:
4.00%, 4/15/2038	50,000	44,545
4.75%, 4/15/2033	200,000	197,610
Coca-Cola Co.:
1.00%, 3/15/2028	250,000	236,913
1.38%, 3/15/2031 (a)	200,000	174,434
1.50%, 3/5/2028	60,000	57,415
2.00%, 3/5/2031	65,000	58,375
2.13%, 9/6/2029	150,000	140,387
2.25%, 1/5/2032	1,000,000	894,340
2.50%, 3/15/2051	250,000	148,623
2.60%, 6/1/2050	350,000	214,827
2.88%, 5/5/2041	100,000	76,238
3.00%, 3/5/2051 (a)	90,000	59,568
4.65%, 8/14/2034 (a)	110,000	109,879
5.00%, 5/13/2034	1,100,000	1,126,246
5.20%, 1/14/2055 (a)	100,000	95,353
5.30%, 5/13/2054	1,350,000	1,302,898
5.40%, 5/13/2064	90,000	86,782
Coca-Cola Consolidated, Inc. 5.45%, 6/1/2034	500,000	512,815
Coca-Cola Femsa SAB de CV:
1.85%, 9/1/2032	250,000	208,320
5.10%, 5/6/2035	200,000	198,826
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	220,640
2.88%, 5/1/2030	25,000	23,352
3.15%, 8/1/2029	100,000	95,616
3.75%, 5/1/2050	20,000	14,754
4.50%, 5/9/2047	50,000	41,726
4.65%, 11/15/2028	30,000	30,013
4.75%, 5/9/2032	1,000,000	988,550
4.85%, 5/6/2031	125,000	124,971
4.95%, 11/1/2035	335,000	325,854
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	433,215
3.88%, 5/18/2028	200,000	197,996
5.30%, 10/24/2027	550,000	556,297
Diageo Investment Corp.:
4.25%, 5/11/2042	25,000	21,443
5.63%, 4/15/2035 (a)	500,000	516,650
Keurig Dr. Pepper, Inc.:
Series 31, 2.25%, 3/15/2031	40,000	35,522
3.20%, 5/1/2030	45,000	42,343
3.35%, 3/15/2051	280,000	183,714
3.80%, 5/1/2050	70,000	49,957
3.95%, 4/15/2029	200,000	195,882
4.50%, 4/15/2052	1,500,000	1,204,440
5.05%, 3/15/2029	665,000	669,781
Security Description	Principal Amount	Value
5.30%, 3/15/2034 (a)	$200,000	$200,550
Molson Coors Beverage Co.:
4.20%, 7/15/2046	530,000	422,935
5.50%, 7/8/2036	300,000	301,476
Pepsico Singapore Financing I Pte. Ltd. 4.70%, 2/16/2034	250,000	248,118
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	34,905
1.63%, 5/1/2030	75,000	67,572
2.63%, 7/29/2029	50,000	47,495
2.75%, 3/19/2030	1,000,000	942,150
2.75%, 10/21/2051	200,000	124,450
2.88%, 10/15/2049	100,000	65,228
3.38%, 7/29/2049	35,000	24,978
3.45%, 10/6/2046	150,000	111,711
3.60%, 2/18/2028 (a)	550,000	544,082
4.30%, 7/23/2030	85,000	84,902
4.45%, 2/7/2028	1,000,000	1,002,330
4.45%, 5/15/2028	100,000	100,322
4.45%, 2/15/2033	100,000	99,320
4.50%, 7/17/2029	100,000	100,325
4.60%, 2/7/2030	180,000	181,445
4.65%, 7/23/2032	750,000	753,420
4.65%, 2/15/2053	850,000	747,209
4.80%, 7/17/2034 (a)	100,000	100,369
5.00%, 7/23/2035 (a)	85,000	85,582
5.25%, 7/17/2054	100,000	96,372
		26,691,054
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.65%, 8/15/2028	250,000	235,675
2.30%, 2/25/2031	100,000	90,112
2.77%, 9/1/2053	65,000	38,394
3.15%, 2/21/2040	850,000	662,702
3.20%, 11/2/2027	250,000	246,238
3.38%, 2/21/2050	100,000	70,626
4.05%, 8/18/2029	500,000	492,440
4.20%, 2/19/2031	1,300,000	1,274,559
4.20%, 2/22/2052	500,000	392,220
4.40%, 5/1/2045	50,000	42,486
4.56%, 6/15/2048	200,000	169,036
4.66%, 6/15/2051	150,000	127,305
4.85%, 2/19/2036 (a)	1,200,000	1,175,244
4.88%, 3/1/2053	500,000	435,200
5.25%, 3/2/2030	1,000,000	1,018,880
5.25%, 3/2/2033	680,000	692,036
5.50%, 2/19/2046	200,000	193,880
5.65%, 3/2/2053	2,160,000	2,102,177
5.65%, 2/19/2056	200,000	195,118
Biogen, Inc.:
2.25%, 5/1/2030	535,000	488,273
3.25%, 2/15/2051	308,000	202,378
5.75%, 5/15/2035	500,000	520,655
6.45%, 5/15/2055 (a)	140,000	149,547
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Gilead Sciences, Inc.:
1.20%, 10/1/2027	$295,000	$284,044
1.65%, 10/1/2030	290,000	257,210
2.60%, 10/1/2040	350,000	253,991
2.80%, 10/1/2050	150,000	94,617
4.15%, 3/1/2047	120,000	98,260
4.25%, 5/20/2028	250,000	249,287
4.40%, 5/20/2029	250,000	249,397
4.50%, 2/1/2045	25,000	21,777
4.60%, 5/20/2031	250,000	249,145
4.60%, 9/1/2035	100,000	97,224
4.75%, 3/1/2046	175,000	156,779
4.80%, 11/15/2029	695,000	701,429
4.80%, 4/1/2044	25,000	22,778
4.90%, 5/20/2034	115,000	114,739
5.10%, 6/15/2035 (a)	50,000	50,407
5.50%, 11/15/2054 (a)	650,000	634,699
5.55%, 10/15/2053 (a)	850,000	839,128
5.60%, 11/15/2064	100,000	98,358
Illumina, Inc.:
4.75%, 12/12/2030	200,000	198,686
5.75%, 12/13/2027	100,000	101,544
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	30,961
2.80%, 9/15/2050	30,000	18,224
Royalty Pharma PLC:
2.20%, 9/2/2030	40,000	36,132
3.30%, 9/2/2040	65,000	50,350
3.55%, 9/2/2050	315,000	220,068
4.45%, 3/25/2031	250,000	245,845
5.20%, 9/25/2035	250,000	247,740
5.40%, 9/2/2034	250,000	252,020
5.90%, 9/2/2054	210,000	207,719
5.95%, 9/25/2055 (a)	125,000	124,534
		17,222,273
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.05%, 5/15/2030	20,000	18,208
2.70%, 5/15/2040	50,000	36,964
2.80%, 5/15/2050	35,000	22,077
4.30%, 6/11/2028	100,000	99,823
4.60%, 2/8/2029	750,000	752,452
4.80%, 3/3/2033	250,000	251,165
4.90%, 10/11/2032	100,000	100,799
Cabot Corp. 4.00%, 7/1/2029	25,000	24,450
CF Industries, Inc. 5.38%, 3/15/2044	750,000	702,585
Dow Chemical Co.:
2.10%, 11/15/2030	500,000	441,555
3.60%, 11/15/2050	750,000	496,080
4.25%, 10/1/2034	36,000	32,711
4.38%, 11/15/2042	50,000	40,337
4.80%, 11/30/2028	100,000	100,248
Security Description	Principal Amount	Value
4.80%, 5/15/2049	$65,000	$52,022
5.65%, 3/15/2036 (a)	500,000	497,100
5.95%, 3/15/2055 (a)	250,000	232,378
6.90%, 5/15/2053 (a)	500,000	521,665
DuPont de Nemours, Inc. 4.73%, 11/15/2028 (b)	565,000	564,531
Eastman Chemical Co.:
4.50%, 12/1/2028	100,000	99,505
4.50%, 2/20/2031	100,000	98,060
5.00%, 8/1/2029	65,000	65,311
5.63%, 2/20/2034	500,000	509,035
5.75%, 3/8/2033	250,000	258,257
Ecolab, Inc.:
2.75%, 8/18/2055	500,000	297,055
4.60%, 6/15/2029	700,000	701,120
4.80%, 6/15/2031	200,000	200,904
5.00%, 9/1/2035	630,000	628,368
5.15%, 6/15/2033	140,000	141,905
5.35%, 6/15/2036	100,000	101,692
EIDP, Inc. 5.13%, 5/15/2032	145,000	146,625
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	44,867
Linde, Inc.:
1.10%, 8/10/2030	500,000	437,685
3.55%, 11/7/2042	25,000	19,929
LYB International Finance BV 4.88%, 3/15/2044	25,000	20,980
LYB International Finance III LLC:
2.25%, 10/1/2030	25,000	22,332
3.38%, 10/1/2040	280,000	204,677
3.63%, 4/1/2051	40,000	26,415
3.80%, 10/1/2060	30,000	18,991
4.20%, 10/15/2049	50,000	36,375
4.20%, 5/1/2050	550,000	399,503
5.13%, 1/15/2031	70,000	69,805
5.50%, 3/1/2034	500,000	495,770
5.88%, 1/15/2036	500,000	501,540
6.15%, 5/15/2035 (a)	85,000	87,050
LyondellBasell Industries NV 4.63%, 2/26/2055 (a)	25,000	19,070
Mosaic Co.:
4.05%, 11/15/2027	250,000	248,340
4.35%, 1/15/2029	105,000	104,046
4.60%, 11/15/2030	125,000	123,586
5.63%, 11/15/2043	25,000	23,705
Nutrien Ltd.:
2.95%, 5/13/2030	750,000	703,350
4.13%, 3/15/2035	25,000	22,995
4.20%, 4/1/2029	85,000	84,114
4.85%, 5/29/2031	60,000	59,925
4.90%, 3/27/2028	140,000	140,603
5.00%, 4/1/2049	150,000	133,593
5.35%, 5/29/2036	165,000	164,629
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.80%, 3/27/2053	$750,000	$744,450
PPG Industries, Inc.:
2.80%, 8/15/2029	100,000	94,739
4.38%, 3/15/2031	250,000	245,813
RPM International, Inc.:
2.95%, 1/15/2032	500,000	450,235
4.25%, 1/15/2048	200,000	160,868
5.25%, 6/1/2045	25,000	23,219
Sherwin-Williams Co.:
2.20%, 3/15/2032 (a)	155,000	135,354
2.30%, 5/15/2030	60,000	54,880
2.95%, 8/15/2029 (a)	50,000	47,585
3.30%, 5/15/2050	100,000	67,621
3.80%, 8/15/2049	50,000	37,686
4.30%, 8/15/2028	500,000	497,275
4.50%, 8/15/2030	170,000	168,496
4.50%, 6/1/2047	500,000	420,515
4.55%, 3/1/2028	100,000	99,994
5.15%, 8/15/2035 (a)	115,000	115,175
Westlake Corp.:
3.13%, 8/15/2051	350,000	214,869
4.38%, 11/15/2047	150,000	116,369
5.00%, 8/15/2046	100,000	86,029
6.38%, 11/15/2055	250,000	246,425
		16,476,459
COMMERCIAL SERVICES — 0.3%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	65,968
1.70%, 5/15/2028	60,000	57,259
4.75%, 5/8/2032	395,000	395,648
5.00%, 5/7/2036	355,000	352,313
Block Financial LLC:
3.88%, 8/15/2030	30,000	28,488
5.38%, 9/15/2032 (a)	115,000	112,670
California Institute of Technology 3.65%, 9/1/2119	45,000	28,692
Cintas Corp. No. 2 4.20%, 5/1/2028	115,000	114,595
Cornell University Series 2025, 4.73%, 6/15/2035	150,000	147,643
Equifax, Inc.:
4.80%, 9/15/2029	350,000	350,154
5.10%, 12/15/2027	115,000	115,721
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	81,003
Georgetown University:
Series 20A, 2.94%, 4/1/2050 (a)	25,000	16,276
5.12%, 4/1/2053 (a)	500,000	462,320
Global Payments, Inc.:
2.90%, 5/15/2030	1,000,000	917,890
Security Description	Principal Amount	Value
3.20%, 8/15/2029	$500,000	$472,135
4.45%, 6/1/2028	100,000	99,152
4.50%, 11/15/2028	95,000	93,869
4.55%, 3/15/2028	85,000	84,657
4.88%, 11/15/2030	400,000	393,120
5.20%, 11/15/2032	125,000	121,955
5.40%, 3/15/2033	115,000	112,720
5.55%, 11/15/2035	400,000	387,528
Leland Stanford Junior University:
Series 2025, 4.15%, 8/1/2030	165,000	163,560
4.68%, 3/1/2035	250,000	246,172
Massachusetts Institute of Technology:
Series F, 2.99%, 7/1/2050	100,000	67,263
3.96%, 7/1/2038	50,000	45,818
5.62%, 6/1/2055 (a)	1,145,000	1,167,694
Mobility Global, Inc. 5.45%, 6/15/2031 (b)	1,000,000	1,010,960
Moody's Corp.:
2.00%, 8/19/2031 (a)	600,000	527,616
2.75%, 8/19/2041	350,000	247,996
5.00%, 8/5/2034	70,000	69,929
Northwestern University:
Series 2017, 3.66%, 12/1/2057	150,000	109,644
4.94%, 12/1/2035	320,000	320,659
PayPal Holdings, Inc.:
2.30%, 6/1/2030	55,000	50,184
2.85%, 10/1/2029	30,000	28,309
3.25%, 6/1/2050	65,000	42,110
3.90%, 6/1/2027	70,000	69,675
4.45%, 3/6/2028	125,000	124,874
5.05%, 6/1/2052	500,000	428,785
5.10%, 4/1/2035 (a)	1,000,000	985,520
5.15%, 6/1/2034	250,000	248,487
5.55%, 6/1/2036	245,000	244,993
President & Fellows of Harvard College:
3.15%, 7/15/2046	225,000	164,380
4.61%, 2/15/2035 (a)	350,000	347,287
Quanta Services, Inc.:
2.35%, 1/15/2032	55,000	48,241
3.05%, 10/1/2041	250,000	185,522
4.30%, 8/9/2028	500,000	497,930
5.25%, 8/9/2034	350,000	354,046
RELX Capital, Inc.:
4.00%, 3/18/2029	100,000	98,386
4.75%, 3/27/2030	1,110,000	1,111,931
5.25%, 3/27/2035	110,000	110,895
S&P Global, Inc.:
2.50%, 12/1/2029 (a)	55,000	51,424
2.90%, 3/1/2032	70,000	63,414
2.95%, 3/1/2029	1,500,000	1,440,495
3.25%, 12/1/2049	65,000	45,195
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 3/1/2052	$525,000	$389,356
3.90%, 3/1/2062	30,000	21,640
4.80%, 12/4/2035 (b)	100,000	97,589
5.25%, 9/15/2033	250,000	255,345
Triton Container International Ltd./TAL International Container Corp. 5.15%, 2/15/2033	65,000	63,751
Trustees of Princeton University:
Series 2020, 2.52%, 7/1/2050	20,000	12,415
4.65%, 7/1/2030	75,000	75,740
Trustees of the University of Pennsylvania 3.61%, 2/15/2119 (a)	25,000	15,680
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,870
University of Southern California:
2.81%, 10/1/2050	50,000	31,811
3.03%, 10/1/2039	25,000	20,543
Series A, 3.23%, 10/1/2120	35,000	19,839
4.98%, 10/1/2053	490,000	452,427
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	118,529
5.13%, 3/15/2036	250,000	244,270
5.25%, 6/5/2034	180,000	179,599
5.25%, 3/15/2035	140,000	139,212
5.75%, 4/1/2033 (a)	115,000	119,151
Yale University Series 2025, 4.70%, 4/15/2032	45,000	45,244
		18,041,181
COMPUTERS — 0.2%
Apple, Inc.:
1.20%, 2/8/2028	500,000	476,770
1.25%, 8/20/2030 (a)	200,000	176,550
1.40%, 8/5/2028	500,000	471,915
1.65%, 5/11/2030	90,000	81,401
1.65%, 2/8/2031	200,000	177,572
2.38%, 2/8/2041	50,000	35,379
2.40%, 8/20/2050 (a)	110,000	63,587
2.65%, 5/11/2050	300,000	183,726
2.65%, 2/8/2051	1,200,000	728,976
2.70%, 8/5/2051	350,000	213,514
2.80%, 2/8/2061	100,000	57,137
3.00%, 11/13/2027	100,000	98,565
3.25%, 8/8/2029	750,000	727,717
3.45%, 2/9/2045	350,000	265,940
3.85%, 5/4/2043	25,000	20,687
3.85%, 8/4/2046	150,000	118,716
3.95%, 8/8/2052	500,000	386,575
4.38%, 5/13/2045	75,000	65,007
Security Description	Principal Amount	Value
4.50%, 2/23/2036 (a)	$350,000	$346,122
4.65%, 2/23/2046	1,075,000	961,974
Dell International LLC/EMC Corp.:
5.25%, 2/1/2028	500,000	505,375
5.75%, 2/1/2033	65,000	67,553
6.20%, 7/15/2030	250,000	262,112
8.35%, 7/15/2046	252,000	318,336
DXC Technology Co. 2.38%, 9/15/2028	100,000	94,221
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035 (a)	10,000	10,738
6.35%, 10/15/2045	10,000	10,244
HP, Inc.:
4.00%, 4/15/2029	1,500,000	1,470,690
4.20%, 4/15/2032	200,000	190,774
6.00%, 9/15/2041 (a)	250,000	251,488
International Business Machines Corp.:
1.95%, 5/15/2030	350,000	316,291
2.72%, 2/9/2032	100,000	89,564
2.85%, 5/15/2040	100,000	73,014
2.95%, 5/15/2050 (a)	100,000	61,961
3.50%, 5/15/2029	215,000	208,948
4.15%, 7/27/2027	250,000	249,535
4.15%, 5/15/2039	100,000	87,079
4.25%, 5/15/2049	1,000,000	782,550
4.70%, 2/19/2046	325,000	278,115
5.88%, 11/29/2032 (a)	25,000	26,408
Leidos, Inc.:
2.30%, 2/15/2031	55,000	48,879
5.75%, 3/15/2033	95,000	97,663
		11,159,368
CONSTRUCTION MATERIALS — 0.2%
Amrize Finance U.S. LLC 4.95%, 4/7/2030	1,000,000	1,006,400
Carlisle Cos., Inc.:
2.75%, 3/1/2030	65,000	60,679
5.25%, 9/15/2035	535,000	533,395
5.55%, 9/15/2040	85,000	84,411
Carrier Global Corp.:
2.70%, 2/15/2031	250,000	229,122
2.72%, 2/15/2030	300,000	280,512
3.38%, 4/5/2040	515,000	413,782
3.58%, 4/5/2050	550,000	400,796
CRH America Finance, Inc.:
4.40%, 2/9/2031	200,000	196,948
5.00%, 2/9/2036	200,000	195,688
5.50%, 1/9/2035	500,000	508,335
5.60%, 2/9/2056	90,000	87,890
CRH SMW Finance DAC 5.20%, 5/21/2029	500,000	506,910
Eagle Materials, Inc. 5.00%, 3/15/2036	250,000	241,545
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Fortune Brands Innovations, Inc.:
4.00%, 3/25/2032	$200,000	$189,338
5.88%, 6/1/2033	65,000	67,649
Johnson Controls International PLC 4.50%, 2/15/2047	320,000	274,339
Johnson Controls International PLC/Tyco Fire & Security Finance SCA:
1.75%, 9/15/2030	15,000	13,328
4.90%, 12/1/2032	125,000	125,041
5.50%, 4/19/2029	200,000	204,612
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	44,495
3.20%, 7/15/2051	70,000	46,190
4.25%, 12/15/2047	100,000	81,202
5.15%, 12/1/2034	645,000	645,213
5.50%, 12/1/2054	70,000	67,012
Masco Corp.:
2.00%, 2/15/2031	100,000	88,020
3.13%, 2/15/2051 (a)	500,000	326,310
4.50%, 5/15/2047	100,000	83,603
Mohawk Industries, Inc. 3.63%, 5/15/2030	100,000	95,844
Owens Corning:
3.95%, 8/15/2029	70,000	68,522
4.30%, 7/15/2047	100,000	81,165
5.70%, 6/15/2034 (a)	610,000	630,221
Trane Technologies Financing Ltd.:
3.80%, 3/21/2029	100,000	98,278
5.10%, 6/13/2034	650,000	656,578
5.25%, 3/3/2033	90,000	91,895
Trane Technologies Holdco, Inc. 5.75%, 6/15/2043	25,000	25,735
Vulcan Materials Co.:
4.70%, 3/1/2048	100,000	87,486
5.70%, 12/1/2054	1,350,000	1,339,605
		10,178,094
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc.:
4.90%, 3/22/2033	150,000	150,615
5.05%, 3/22/2053	1,000,000	913,240
Unilever Capital Corp.:
4.88%, 9/8/2028	200,000	202,182
5.00%, 12/8/2033	200,000	203,242
		1,469,279
DISTRIBUTION & WHOLESALE — 0.0% *
WW Grainger, Inc.:
4.45%, 9/15/2034	145,000	140,734
4.60%, 6/15/2045	50,000	44,646
		185,380
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Aercap Funding DAC 4.88%, 7/7/2031 (d)	$500,000	$498,025
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.00%, 10/29/2028	1,500,000	1,444,545
3.40%, 10/29/2033	150,000	133,466
3.65%, 7/21/2027	150,000	148,838
4.63%, 9/10/2029	300,000	298,827
4.75%, 1/15/2033	150,000	146,619
4.88%, 4/1/2028	220,000	220,950
4.95%, 9/10/2034	1,500,000	1,462,890
5.00%, 11/15/2035	150,000	145,941
5.38%, 12/15/2031	235,000	238,964
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	70,000	66,218
5.50%, 8/20/2034	250,000	250,582
5.50%, 2/15/2036	155,000	153,369
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	94,423
SOFR + 1.73%, 5.54%, 1/17/2031 (c)	165,000	165,840
SOFR + 1.96%, 5.74%, 5/15/2029 (c)	580,000	587,882
SOFR + 2.29%, 6.18%, 7/26/2035 (c)	250,000	254,207
SOFR + 2.82%, 6.85%, 1/3/2030 (c)	200,000	207,882
SOFR + 3.26%, 6.99%, 6/13/2029 (c)	125,000	129,619
7.10%, 11/15/2027	200,000	205,982
American Express Co.:
SOFR + 0.58%, 4.01%, 2/9/2029 (c)	1,625,000	1,611,464
SOFR + 0.81%, 4.35%, 7/20/2029 (c)	175,000	174,097
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	243,292
SOFR + 0.81%, 4.44%, 5/3/2030 (c)	815,000	810,037
SOFR + 0.87%, 4.46%, 2/10/2032 (c)	135,000	133,056
SOFR + 1.24%, 4.80%, 10/24/2036 (c)	500,000	484,855
SOFR + 1.22%, 4.92%, 7/20/2033 (c)	805,000	804,750
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	104,371
SOFR + 1.44%, 5.02%, 4/25/2031 (c)	90,000	90,918
SOFR + 0.93%, 5.04%, 7/26/2028 (c)	575,000	578,375
SOFR + 1.02%, 5.09%, 1/30/2031 (c)	1,000,000	1,012,360
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.28%, 5.28%, 7/27/2029 (c)	$250,000	$253,282
SOFR + 1.42%, 5.28%, 7/26/2035 (c)	420,000	424,469
5 yr. CMT + 1.15%, 5.41%, 2/8/2041 (c)	85,000	85,011
SOFR + 1.09%, 5.53%, 4/25/2030 (c)	250,000	255,542
SOFR + 1.79%, 5.67%, 4/25/2036 (c)	65,000	67,345
SOFR + 1.94%, 6.49%, 10/30/2031 (c)	85,000	90,678
Ameriprise Financial, Inc.:
4.50%, 5/13/2032	70,000	68,948
4.80%, 6/15/2031	35,000	34,993
5.15%, 5/15/2033	60,000	60,712
5.20%, 4/15/2035	150,000	149,439
5.35%, 6/15/2036	60,000	59,757
5.70%, 12/15/2028	350,000	359,418
Apollo Global Management, Inc.:
5.15%, 8/12/2035 (a)	795,000	772,827
5.70%, 3/30/2036	500,000	501,920
5.80%, 5/21/2054 (a)	135,000	127,880
ARES Management Corp. 5.60%, 10/11/2054	200,000	181,098
BGC Group, Inc. 8.00%, 5/25/2028	200,000	209,006
BlackRock Funding, Inc.:
4.60%, 7/26/2027	55,000	55,218
4.70%, 3/14/2029	115,000	116,109
4.90%, 1/8/2035	45,000	44,946
5.00%, 3/14/2034	495,000	499,524
5.25%, 3/14/2054	385,000	362,866
5.35%, 1/8/2055	390,000	372,610
Blackrock, Inc.:
1.90%, 1/28/2031 (a)	25,000	22,304
2.40%, 4/30/2030	45,000	41,672
3.25%, 4/30/2029	60,000	58,270
4.75%, 5/25/2033	235,000	235,543
Blackstone Reg Finance Co. LLC 5.00%, 12/6/2034 (a)	350,000	344,631
Blue Owl Finance LLC 6.25%, 4/18/2034 (a)	500,000	489,325
Brookfield Asset Management Ltd.:
4.65%, 11/15/2030	250,000	246,725
5.30%, 1/15/2036	500,000	487,615
6.08%, 9/15/2055 (a)	195,000	195,895
Brookfield Capital Finance LLC 6.09%, 6/14/2033	350,000	366,499
Brookfield Finance, Inc.:
2.72%, 4/15/2031 (a)	80,000	72,718
3.50%, 3/30/2051	50,000	34,048
3.90%, 1/25/2028	50,000	49,433
Security Description	Principal Amount	Value
4.35%, 4/15/2030	$100,000	$98,214
4.70%, 9/20/2047	50,000	42,313
4.85%, 3/29/2029	100,000	100,176
5.33%, 1/15/2036	400,000	393,552
5.68%, 1/15/2035	250,000	253,837
5.81%, 3/3/2055	165,000	159,941
6.35%, 1/5/2034	100,000	105,940
Capital One Financial Corp.:
SOFR + 1.27%, 2.62%, 11/2/2032 (a) (c)	300,000	265,221
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	192,516
3.80%, 1/31/2028	250,000	246,967
SOFR + 1.25%, 4.49%, 9/11/2031 (c)	655,000	642,791
SOFR + 1.63%, 5.20%, 9/11/2036 (c)	140,000	136,520
SOFR + 1.51%, 5.40%, 1/30/2037 (c)	145,000	143,359
SOFR + 1.56%, 5.46%, 7/26/2030 (c)	750,000	762,397
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	156,989
SOFR + 1.91%, 5.70%, 2/1/2030 (c)	85,000	86,770
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	513,680
SOFR + 2.04%, 6.18%, 1/30/2036 (c)	1,000,000	1,024,910
SOFR + 2.64%, 6.31%, 6/8/2029 (c)	750,000	771,487
SOFR + 2.86%, 6.38%, 6/8/2034 (c)	165,000	174,585
6.70%, 11/29/2032	400,000	434,556
Cboe Global Markets, Inc. 1.63%, 12/15/2030	100,000	87,350
Charles Schwab Corp.:
1.65%, 3/11/2031	250,000	218,388
2.00%, 3/20/2028	500,000	479,810
2.30%, 5/13/2031	100,000	89,677
3.20%, 1/25/2028	50,000	49,088
4.00%, 2/1/2029	50,000	49,524
SOFR + 0.94%, 4.34%, 11/14/2031 (c)	150,000	147,540
SOFR + 0.62%, 4.60%, 7/27/2029 (c)	350,000	349,611
SOFR + 0.78%, 4.74%, 5/21/2030 (c)	640,000	641,427
SOFR + 1.23%, 4.91%, 11/14/2036 (c)	150,000	146,700
SOFR + 1.28%, 5.49%, 5/21/2037 (c)	145,000	146,979
SOFR + 2.21%, 5.64%, 5/19/2029 (c)	200,000	203,850
SOFR + 2.50%, 5.85%, 5/19/2034 (c)	500,000	522,340
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.01%, 6.14%, 8/24/2034 (c)	$250,000	$265,657
SOFR + 1.88%, 6.20%, 11/17/2029 (c)	140,000	144,803
CI Financial Corp. 3.20%, 12/17/2030	250,000	225,987
CME Group, Inc.:
2.65%, 3/15/2032	145,000	130,950
3.75%, 6/15/2028	100,000	98,978
4.40%, 3/15/2030	250,000	248,932
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	88,046
Hercules Capital, Inc. 6.00%, 6/16/2030 (a)	100,000	99,813
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	27,230
2.65%, 9/15/2040	50,000	36,262
3.00%, 6/15/2050	25,000	16,286
3.00%, 9/15/2060	50,000	29,305
3.10%, 9/15/2027	100,000	98,545
3.63%, 9/1/2028	800,000	785,240
3.95%, 12/1/2028	115,000	113,431
4.00%, 9/15/2027	200,000	199,026
4.20%, 3/15/2031	1,000,000	979,970
4.25%, 9/21/2048	150,000	123,458
4.35%, 6/15/2029	85,000	84,361
4.60%, 3/15/2033	55,000	54,062
4.95%, 6/15/2052 (a)	95,000	85,847
5.20%, 6/15/2062	145,000	131,595
5.25%, 6/15/2031	780,000	797,519
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	217,760
2.75%, 10/15/2032	40,000	34,184
4.15%, 1/23/2030	550,000	531,514
5.13%, 4/28/2031	215,000	212,340
5.50%, 2/15/2036	115,000	110,965
5.88%, 7/21/2028	110,000	112,143
6.20%, 4/14/2034	190,000	194,465
6.50%, 1/20/2043	50,000	50,317
Lazard Group LLC:
4.50%, 9/19/2028	100,000	99,261
5.63%, 8/1/2035	125,000	125,534
6.00%, 3/15/2031	70,000	72,604
LPL Holdings, Inc.:
5.15%, 6/15/2030	250,000	250,587
5.20%, 3/15/2030	300,000	301,680
Marex Group PLC:
5.68%, 4/21/2031	125,000	125,014
5.83%, 5/8/2028	100,000	100,657
Mastercard, Inc.:
2.95%, 6/1/2029	100,000	96,304
3.35%, 3/26/2030	50,000	48,089
3.50%, 2/26/2028	30,000	29,652
3.65%, 6/1/2049	100,000	74,602
3.85%, 3/26/2050	515,000	398,533
Security Description	Principal Amount	Value
3.95%, 2/26/2048	$30,000	$23,730
4.10%, 1/15/2028	910,000	907,388
4.33%, 6/8/2028	155,000	154,924
4.35%, 1/15/2032	200,000	197,104
4.43%, 6/8/2029	150,000	149,780
4.55%, 3/15/2028	350,000	351,120
4.55%, 1/15/2035	90,000	87,706
4.60%, 6/8/2031	250,000	249,555
4.88%, 3/9/2028	215,000	216,656
4.88%, 5/9/2034	235,000	235,576
5.00%, 6/8/2036	250,000	249,115
Nasdaq, Inc.:
1.65%, 1/15/2031 (a)	200,000	175,538
2.50%, 12/21/2040 (a)	250,000	175,050
3.25%, 4/28/2050	40,000	27,158
3.95%, 3/7/2052	500,000	375,555
5.95%, 8/15/2053	500,000	505,585
Nomura Holdings, Inc.:
4.90%, 7/1/2030	200,000	199,454
5.00%, 6/29/2029	1,000,000	1,002,370
5 yr. CMT + 1.30%, 5.04%, 6/10/2036 (c)	700,000	683,179
5.49%, 6/29/2035 (a)	200,000	203,052
5.78%, 7/3/2034	1,000,000	1,031,430
6.07%, 7/12/2028	400,000	410,192
ORIX Corp.:
2.25%, 3/9/2031	100,000	89,015
3.70%, 7/18/2027	50,000	49,538
4.00%, 4/13/2032	100,000	95,473
4.45%, 9/9/2030	250,000	246,167
4.65%, 9/10/2029	250,000	249,855
5.40%, 2/25/2035	100,000	101,118
Raymond James Financial, Inc.:
3.75%, 4/1/2051	165,000	119,566
4.90%, 9/11/2035	175,000	170,609
5.65%, 9/11/2055 (a)	580,000	562,530
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	96,602
Sumisho Air Lease Corp.:
3.13%, 12/1/2030	100,000	92,580
4.85%, 3/24/2031 (b)	500,000	494,680
5.10%, 3/1/2029	300,000	301,791
Series MTN, 5.20%, 7/15/2031	600,000	602,652
5.30%, 2/1/2028	150,000	151,260
5.85%, 12/15/2027	250,000	253,905
Synchrony Financial:
2.88%, 10/28/2031	150,000	132,272
SOFR + 1.40%, 5.02%, 7/29/2029 (a) (c)	350,000	350,045
SOFR + 1.68%, 5.45%, 3/6/2031 (c)	190,000	189,970
SOFR + 2.13%, 5.94%, 8/2/2030 (c)	400,000	407,512
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 2.07%, 6.00%, 7/29/2036 (a) (c)	$35,000	$35,125
TPG Operating Group II LP:
4.88%, 5/15/2031	500,000	492,605
5.38%, 1/15/2036	200,000	194,582
UBS Americas, Inc. 7.13%, 7/15/2032	50,000	55,639
Visa, Inc.:
0.75%, 8/15/2027	45,000	43,321
1.10%, 2/15/2031	500,000	432,550
2.05%, 4/15/2030	150,000	137,918
2.70%, 4/15/2040	350,000	265,314
2.75%, 9/15/2027	250,000	245,657
3.65%, 9/15/2047	100,000	76,938
3.80%, 2/12/2029	200,000	197,520
4.10%, 2/12/2031	200,000	197,676
4.15%, 12/14/2035 (a)	50,000	47,713
4.30%, 12/14/2045	950,000	814,815
4.40%, 2/12/2033	200,000	196,946
4.70%, 2/12/2036	200,000	197,430
Voya Financial, Inc.:
5.00%, 9/20/2034 (a)	110,000	108,117
5.05%, 3/2/2036	250,000	242,960
Western Union Co. 4.75%, 6/15/2029	350,000	347,046
		55,289,662
ELECTRIC — 2.3%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	33,696
Series H, 3.45%, 1/15/2050	100,000	68,395
3.80%, 10/1/2047	25,000	18,607
4.70%, 5/15/2032	200,000	197,426
Series Q, 5.20%, 4/15/2036	145,000	142,850
5.85%, 10/15/2055	155,000	152,047
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	75,670
3.80%, 6/15/2049	50,000	37,477
4.25%, 9/15/2048	20,000	16,355
5.15%, 4/1/2034	500,000	503,485
5.25%, 6/1/2036	165,000	165,610
5.40%, 3/15/2053	1,000,000	956,120
AES Corp.:
2.45%, 1/15/2031	500,000	446,995
5.20%, 7/15/2029	25,000	25,149
5.75%, 7/15/2033	20,000	20,119
5.80%, 3/15/2032	250,000	253,337
Alabama Power Co.:
Series 20-A, 1.45%, 9/15/2030	50,000	43,944
3.13%, 7/15/2051	50,000	32,931
3.85%, 12/1/2042	75,000	61,098
Series A, 4.30%, 7/15/2048	65,000	53,194
Ameren Corp.:
1.75%, 3/15/2028	50,000	47,662
5.00%, 1/15/2029	200,000	201,656
Security Description	Principal Amount	Value
5.38%, 3/15/2035	$500,000	$505,600
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	37,790
3.80%, 5/15/2028	25,000	24,711
4.15%, 3/15/2046	50,000	40,884
4.50%, 3/15/2049	50,000	42,209
4.95%, 6/1/2033	400,000	400,468
5.55%, 7/1/2054 (a)	250,000	242,810
5.63%, 3/1/2055	210,000	206,216
American Electric Power Co., Inc.:
Series J, 4.30%, 12/1/2028	100,000	99,366
5.20%, 1/15/2029	1,250,000	1,268,825
5.63%, 3/1/2033	190,000	196,882
Series D, 5 yr. CMT + 1.94%, 6.05%, 3/15/2056 (c)	500,000	497,025
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	21,068
Series BB, 4.50%, 8/1/2032	85,000	83,270
7.00%, 4/1/2038	25,000	27,875
Appalachian Power Recovery Funding LLC Series A-3, 5.84%, 4/1/2048	214,000	219,341
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	51,146
3.75%, 5/15/2046	25,000	18,867
4.20%, 8/15/2048	25,000	19,850
4.25%, 3/1/2049	50,000	39,528
4.35%, 11/15/2045	50,000	41,037
5.10%, 3/15/2036	70,000	68,859
5.55%, 8/1/2033	350,000	359,383
5.70%, 8/15/2034	140,000	144,470
5.90%, 8/15/2055	85,000	85,236
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031	400,000	356,768
5.40%, 6/1/2053	500,000	473,170
5.45%, 6/1/2035	110,000	111,881
6.35%, 10/1/2036	50,000	54,007
Basin Electric Power Cooperative 5.85%, 10/15/2055	500,000	487,490
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	25,982
2.85%, 5/15/2051	300,000	183,651
3.25%, 4/15/2028	30,000	29,368
3.70%, 7/15/2030	250,000	241,442
4.25%, 10/15/2050	500,000	398,795
4.50%, 2/1/2045	50,000	42,768
4.60%, 5/1/2053	500,000	416,120
5.15%, 11/15/2043	150,000	141,342
Black Hills Corp.:
3.88%, 10/15/2049	100,000	73,651
4.35%, 5/1/2033	30,000	28,576
4.55%, 1/31/2031	225,000	221,443
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2028	$200,000	$203,958
6.00%, 1/15/2035	40,000	41,534
CenterPoint Energy Houston Electric LLC:
Series AE, 2.35%, 4/1/2031	55,000	49,567
Series AF, 3.35%, 4/1/2051	350,000	241,640
3.95%, 3/1/2048	50,000	39,407
Series AC, 4.25%, 2/1/2049	200,000	163,506
4.80%, 3/15/2030	240,000	241,459
Series AR, 4.85%, 4/1/2036	110,000	107,592
4.95%, 4/1/2033	500,000	500,975
Series AQ, 4.95%, 8/15/2035	205,000	202,501
CenterPoint Energy, Inc.:
5.40%, 6/1/2029	465,000	474,825
5 yr. CMT + 2.22%, 5.95%, 4/1/2056 (a) (c)	500,000	499,350
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,050
CMS Energy Corp.:
3.45%, 8/15/2027	50,000	49,398
5 yr. CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	48,956
5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (a) (c)	750,000	766,072
Commonwealth Edison Co.:
Series 131, 2.75%, 9/1/2051	285,000	173,844
Series 130, 3.13%, 3/15/2051	150,000	98,465
Series 132, 3.15%, 3/15/2032	100,000	92,133
Series 123, 3.75%, 8/15/2047	150,000	112,917
4.00%, 3/1/2048	125,000	97,895
4.55%, 6/1/2031	115,000	114,270
5.30%, 6/1/2034	55,000	56,262
5.65%, 6/1/2054	65,000	64,060
5.85%, 6/1/2056	125,000	126,016
5.95%, 6/1/2055	80,000	81,440
Connecticut Light & Power Co.:
Series A, 4.15%, 6/1/2045	100,000	82,348
4.90%, 7/1/2033	350,000	351,645
5.25%, 1/15/2053	1,000,000	937,020
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	179,934
Series C, 3.00%, 12/1/2060	150,000	88,584
3.20%, 12/1/2051	500,000	328,950
3.60%, 6/15/2061 (a)	250,000	169,182
3.70%, 11/15/2059	85,000	58,897
3.85%, 6/15/2046	50,000	38,705
Series 20B, 3.95%, 4/1/2050	250,000	194,335
Series D, 4.00%, 12/1/2028	100,000	98,948
Series A, 4.13%, 5/15/2049	100,000	78,902
Security Description	Principal Amount	Value
4.45%, 3/15/2044	$75,000	$64,652
4.50%, 5/15/2058	100,000	80,668
5.13%, 3/15/2035	100,000	100,185
5.15%, 6/15/2036	250,000	249,222
5.38%, 5/15/2034	160,000	163,424
5.50%, 3/15/2034	200,000	206,944
5.50%, 3/15/2055	1,100,000	1,048,003
5.70%, 5/15/2054	200,000	196,874
5.75%, 11/15/2055	625,000	616,975
5.88%, 6/15/2056	125,000	125,672
5.90%, 11/15/2053	100,000	100,886
Series 06-B, 6.20%, 6/15/2036	25,000	26,864
Constellation Energy Generation LLC:
3.90%, 1/8/2028	95,000	94,188
4.40%, 1/15/2031	930,000	914,032
4.80%, 1/15/2032	175,000	173,589
5.30%, 6/1/2036	145,000	144,223
5.60%, 3/1/2028	125,000	126,945
5.75%, 3/15/2054	120,000	118,213
5.80%, 3/1/2033	145,000	151,387
5.88%, 1/15/2066	70,000	68,288
6.50%, 10/1/2053	750,000	805,102
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	35,595
3.75%, 2/15/2050	50,000	37,519
4.05%, 5/15/2048 (a)	100,000	79,865
4.63%, 5/15/2033	100,000	98,521
4.65%, 3/1/2028 (a)	300,000	301,635
4.70%, 1/15/2030	175,000	175,460
4.90%, 2/15/2029	100,000	101,085
5.05%, 5/15/2035	125,000	125,156
5.13%, 5/1/2036	1,250,000	1,248,900
Dayton Power & Light Co. 3.95%, 6/15/2049	30,000	22,753
Dominion Energy South Carolina, Inc.:
Series A, 2.30%, 12/1/2031	150,000	133,083
6.25%, 10/15/2053	205,000	219,184
Dominion Energy, Inc.:
Series C, 2.25%, 8/15/2031	45,000	39,772
Series B, 3.30%, 4/15/2041	565,000	429,134
Series C, 3.38%, 4/1/2030	350,000	334,180
4.60%, 5/15/2028	500,000	500,220
4.70%, 12/1/2044	130,000	113,565
5.35%, 6/15/2036	65,000	65,080
5.38%, 11/15/2032 (a)	350,000	357,423
5.45%, 3/15/2035 (a)	200,000	203,022
5 yr. CMT + 1.87%, 6.15%, 12/15/2056 (c)	1,300,000	1,303,887
5 yr. CMT + 2.01%, 6.20%, 2/15/2056 (c)	545,000	546,820
5 yr. CMT + 2.21%, 6.63%, 5/15/2055 (c)	2,000,000	2,057,920
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (c)	$250,000	$258,297
Series B, 5 yr. CMT + 2.51%, 7.00%, 6/1/2054 (c)	350,000	370,709
DTE Electric Co.:
2.25%, 3/1/2030	500,000	461,285
Series A, 3.00%, 3/1/2032	100,000	91,804
3.70%, 6/1/2046	75,000	57,178
Series A, 4.85%, 3/1/2036	140,000	136,807
5.25%, 5/15/2035	240,000	242,791
Series B, 5.55%, 3/1/2056	125,000	121,985
5.85%, 5/15/2055	615,000	622,718
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	158,316
4.88%, 6/1/2028 (a)	290,000	291,302
4.95%, 7/1/2027	65,000	65,317
5.05%, 10/1/2035	250,000	245,440
5.10%, 3/1/2029	200,000	202,258
5.20%, 4/1/2030	355,000	360,172
5.85%, 6/1/2034	250,000	261,075
Series C, 5 yr. CMT + 1.81%, 6.20%, 7/1/2058 (c)	1,000,000	1,008,510
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	141,027
2.55%, 4/15/2031	75,000	68,181
2.85%, 3/15/2032	155,000	140,472
3.20%, 8/15/2049	100,000	67,620
3.45%, 4/15/2051	90,000	63,282
3.88%, 3/15/2046	150,000	117,203
3.95%, 11/15/2028	100,000	98,817
4.25%, 12/15/2041	130,000	112,520
4.85%, 3/15/2030	500,000	504,445
4.95%, 1/15/2033	250,000	251,800
5.25%, 3/15/2035	300,000	303,795
5.35%, 1/15/2053	500,000	472,900
5.75%, 6/15/2056	235,000	234,713
Duke Energy Carolinas SC Storm Funding LLC Series A-1, 4.90%, 3/1/2046	500,000	489,935
Duke Energy Corp.:
2.55%, 6/15/2031	100,000	90,179
3.15%, 8/15/2027	100,000	98,573
3.30%, 6/15/2041	850,000	647,555
3.50%, 6/15/2051	100,000	68,159
3.75%, 9/1/2046	250,000	186,707
3.95%, 8/15/2047	150,000	114,404
4.20%, 6/15/2049	1,000,000	777,790
4.50%, 8/15/2032	2,000,000	1,961,240
4.85%, 1/5/2029	300,000	301,761
4.95%, 9/15/2035	865,000	846,195
5.00%, 8/15/2052	1,700,000	1,478,949
5.45%, 6/15/2034	145,000	147,991
5.70%, 9/15/2055	160,000	153,659
5.80%, 6/15/2054	125,000	121,769
Security Description	Principal Amount	Value
6.10%, 9/15/2053	$1,000,000	$1,016,790
5 yr. CMT + 2.59%, 6.45%, 9/1/2054 (a) (c)	300,000	310,917
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	140,320
6.40%, 6/15/2038	50,000	54,526
Duke Energy Indiana LLC:
2.75%, 4/1/2050	65,000	39,944
Series DDDD, 4.95%, 3/15/2036	1,000,000	982,910
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	21,253
Duke Energy Progress LLC:
2.50%, 8/15/2050	100,000	58,160
3.40%, 4/1/2032 (a)	145,000	135,052
3.60%, 9/15/2047	50,000	36,965
3.70%, 9/1/2028	50,000	49,227
4.20%, 8/15/2045	150,000	123,559
5.05%, 3/15/2035	115,000	115,035
5.10%, 3/15/2034	50,000	50,704
Edison International:
4.13%, 3/15/2028	50,000	49,286
4.80%, 3/15/2031	150,000	145,896
5.00%, 5/5/2028	80,000	80,098
5.25%, 11/15/2028	285,000	285,504
6.95%, 11/15/2029	300,000	313,473
Emera U.S. Finance LLC:
4.50%, 4/1/2029	150,000	148,984
5.20%, 4/1/2033	75,000	74,693
Emera U.S. Finance LP 4.75%, 6/15/2046	130,000	110,746
Enel Chile SA 4.88%, 6/12/2028	50,000	50,195
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	59,045
3.35%, 6/15/2052	100,000	67,539
4.20%, 4/1/2049	25,000	19,950
4.95%, 1/15/2036	135,000	132,359
Entergy Corp.:
1.90%, 6/15/2028	125,000	118,677
2.40%, 6/15/2031	150,000	133,594
5 yr. CMT + 2.01%, 6.10%, 6/15/2056 (a) (c)	500,000	500,920
5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (c)	1,250,000	1,292,187
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,116
3.10%, 6/15/2041	250,000	189,190
3.25%, 4/1/2028	200,000	196,104
4.20%, 4/1/2050	50,000	39,685
4.90%, 4/15/2036	90,000	87,714
5.35%, 3/15/2034	500,000	511,710
5.65%, 4/15/2056	165,000	161,598
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	24,270
3.50%, 6/1/2051	145,000	101,507
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 6/1/2049	$125,000	$94,005
5.05%, 4/15/2036	100,000	98,307
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	74,386
3.55%, 9/30/2049	25,000	17,837
5.20%, 6/15/2036	500,000	496,505
5.80%, 9/1/2053	640,000	637,133
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	17,105
4.13%, 3/1/2042	30,000	25,331
5.30%, 7/1/2036 (d)	100,000	100,130
5.70%, 3/15/2053	135,000	134,322
5.90%, 11/15/2033	150,000	158,169
Evergy Metro, Inc.:
Series 2020, 2.25%, 6/1/2030	50,000	45,720
Series 2019, 4.13%, 4/1/2049	100,000	80,016
4.20%, 6/15/2047	25,000	20,306
4.20%, 3/15/2048	50,000	40,336
5.13%, 8/15/2035	125,000	123,731
5.40%, 4/1/2034	100,000	102,417
Evergy, Inc.:
4.25%, 3/15/2029	605,000	597,988
5 yr. CMT + 2.56%, 6.65%, 6/1/2055 (c)	350,000	357,815
Eversource Energy:
3.38%, 3/1/2032	100,000	91,862
Series O, 4.25%, 4/1/2029	25,000	24,749
5.95%, 2/1/2029	250,000	257,070
5.95%, 7/15/2034	500,000	522,230
Series B, 5 yr. CMT + 2.33%, 6.35%, 8/15/2056 (a) (c)	1,000,000	1,000,840
Exelon Corp.:
3.35%, 3/15/2032	100,000	92,454
4.10%, 3/15/2052	350,000	267,361
4.70%, 4/15/2050	250,000	210,250
4.95%, 3/15/2036	145,000	140,838
5.10%, 6/15/2045	330,000	301,438
5.13%, 3/15/2031	140,000	141,781
5.15%, 3/15/2028	1,050,000	1,059,838
5.30%, 3/15/2033	100,000	101,766
5.45%, 3/15/2034	1,000,000	1,019,880
5.60%, 3/15/2053	1,850,000	1,770,302
5.88%, 3/15/2055	85,000	83,994
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	500,000	497,020
FirstEnergy Pennsylvania Electric Co. 4.55%, 3/15/2031 (b)	115,000	114,208
FirstEnergy Transmission LLC:
4.55%, 1/15/2030	350,000	347,340
4.75%, 1/15/2033	100,000	97,997
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	445,910
Security Description	Principal Amount	Value
3.15%, 10/1/2049	$30,000	$20,170
3.95%, 3/1/2048	85,000	66,612
3.99%, 3/1/2049	25,000	19,479
4.05%, 10/1/2044	50,000	41,120
4.13%, 6/1/2048	100,000	80,575
5.13%, 6/1/2036	110,000	110,094
5.30%, 6/15/2034	250,000	255,012
5.70%, 3/15/2055	110,000	109,669
5.75%, 6/1/2056	100,000	100,447
5.80%, 3/15/2065	155,000	153,861
5.90%, 6/1/2066	135,000	136,318
Georgia Power Co.:
Series A, 3.25%, 3/15/2051	570,000	384,841
4.55%, 3/15/2030	100,000	99,782
4.85%, 3/15/2031	300,000	301,989
5.13%, 5/15/2052	500,000	463,315
5.50%, 10/1/2055 (a)	350,000	337,746
Idaho Power Co.:
4.85%, 3/1/2036	90,000	87,616
Series MTN, 5.70%, 3/15/2055	100,000	100,002
Series MTN, 5.80%, 4/1/2054 (a)	250,000	252,622
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	30,113
4.25%, 8/15/2048	15,000	12,163
5.60%, 3/15/2056	70,000	68,125
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	35,185
3.70%, 9/15/2046	50,000	37,833
4.10%, 9/26/2028	50,000	49,458
4.95%, 9/30/2034	300,000	294,360
5.45%, 9/30/2054	55,000	52,159
5.60%, 6/29/2035	125,000	128,236
5.60%, 10/1/2055	140,000	135,241
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	97,192
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	49,196
Jersey Central Power & Light Co.:
4.40%, 1/15/2031	250,000	245,760
5.10%, 1/15/2035	350,000	349,027
Kentucky Utilities Co. 5.85%, 8/15/2055	65,000	65,234
Louisville Gas & Electric Co. 5.85%, 8/15/2055	105,000	105,638
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	117,673
National Grid PLC:
5.41%, 6/9/2036	350,000	348,505
5.42%, 1/11/2034	350,000	354,819
National Rural Utilities Cooperative Finance Corp.:
1.35%, 3/15/2031 (a)	50,000	43,084
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.65%, 6/15/2031	$200,000	$173,250
3.40%, 2/7/2028	50,000	49,183
3.90%, 11/1/2028	100,000	98,526
3.95%, 12/10/2027	625,000	621,119
4.02%, 11/1/2032	50,000	47,747
Series D, 4.05%, 2/9/2029	100,000	98,686
4.12%, 9/16/2027	60,000	59,825
Series D, 4.15%, 8/25/2028	315,000	312,496
4.30%, 12/10/2030	100,000	98,602
4.75%, 2/7/2028	135,000	135,567
Series GMTN, 4.85%, 2/7/2029	250,000	251,485
4.95%, 2/7/2030	175,000	176,837
Series GMTN, 5.00%, 2/7/2031	250,000	252,735
Series MTN, 5.05%, 9/15/2028	500,000	505,715
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	250,000	228,070
2.44%, 1/15/2032	500,000	441,050
2.75%, 11/1/2029	165,000	155,961
3.50%, 4/1/2029	100,000	97,129
4.40%, 3/1/2031	210,000	207,073
4.69%, 9/1/2027	850,000	852,040
3 mo. USD Term SOFR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	24,659
4.85%, 2/4/2028	350,000	351,960
4.90%, 2/28/2028	1,500,000	1,508,400
4.90%, 3/15/2029	200,000	201,718
5.05%, 3/15/2030	300,000	303,840
5.05%, 2/28/2033	500,000	502,500
5.25%, 3/15/2034	200,000	202,494
5.25%, 2/28/2053	500,000	454,140
5.55%, 3/15/2054	200,000	189,698
5.85%, 3/1/2056 (a)	1,000,000	983,420
5 yr. CMT + 2.05%, 6.38%, 8/15/2055 (c)	1,000,000	1,018,410
5 yr. CMT + 1.98%, 6.50%, 8/15/2055 (c)	1,000,000	1,026,240
Series CC, 5 yr. CMT + 1.69%, 6.63%, 10/1/2066 (c)	1,000,000	1,015,180
5 yr. CMT + 2.36%, 6.70%, 9/1/2054 (c)	500,000	512,105
Northern States Power Co.:
2.60%, 6/1/2051	50,000	30,472
2.90%, 3/1/2050	30,000	19,760
3.60%, 9/15/2047	50,000	37,462
4.85%, 5/15/2036	250,000	245,345
5.10%, 5/15/2053	350,000	319,004
5.55%, 5/15/2056	500,000	487,305
NSTAR Electric Co.:
4.85%, 3/1/2030	100,000	100,655
Security Description	Principal Amount	Value
5.20%, 3/1/2035	$190,000	$191,396
OGE Energy Corp. 5.45%, 5/15/2029	85,000	86,604
Oglethorpe Power Corp.:
5.05%, 10/1/2048	100,000	88,751
5.80%, 6/1/2054	50,000	48,963
5.90%, 2/1/2055	70,000	69,073
6.20%, 12/1/2053	150,000	153,952
Ohio Power Co.:
Series Q, 1.63%, 1/15/2031	100,000	87,220
4.00%, 6/1/2049	20,000	15,270
5.00%, 6/1/2033	350,000	349,149
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	49,320
5.40%, 1/15/2033	105,000	107,708
5.80%, 4/1/2055	500,000	499,520
5.90%, 4/1/2056	200,000	203,008
Oncor Electric Delivery Co. LLC:
2.75%, 5/15/2030	75,000	69,958
3.70%, 11/15/2028	200,000	196,466
3.80%, 9/30/2047	100,000	75,973
4.15%, 6/1/2032	75,000	72,664
4.65%, 11/1/2029	110,000	110,132
5.35%, 4/1/2035 (a)	700,000	712,271
5.35%, 10/1/2052	100,000	94,065
5.55%, 6/15/2054	245,000	236,692
5.65%, 11/15/2033	355,000	370,102
5.80%, 4/1/2055	1,000,000	1,000,010
7.50%, 9/1/2038	50,000	59,369
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	314,184
3.25%, 6/1/2031	790,000	729,130
3.30%, 8/1/2040	350,000	262,195
3.50%, 8/1/2050	295,000	196,792
4.20%, 3/1/2029	70,000	68,972
4.20%, 6/1/2041	55,000	44,986
4.50%, 7/1/2040	250,000	215,440
4.55%, 7/1/2030	250,000	246,242
4.95%, 7/1/2050	250,000	208,630
5.00%, 6/4/2028	605,000	608,225
5.05%, 11/15/2031	155,000	154,839
5.05%, 10/15/2032	250,000	248,110
5.20%, 5/1/2036	65,000	63,153
5.25%, 3/1/2052	500,000	430,070
5.60%, 8/15/2036	250,000	249,985
5.90%, 10/1/2054	555,000	523,765
6.00%, 5/1/2056	65,000	62,174
6.10%, 1/15/2029	40,000	41,187
6.10%, 10/15/2055	750,000	726,075
6.15%, 1/15/2033	250,000	261,027
6.15%, 3/1/2055	1,000,000	974,850
6.30%, 8/15/2056	350,000	348,505
6.75%, 1/15/2053	1,000,000	1,050,750
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
PacifiCorp:
2.70%, 9/15/2030	$320,000	$293,846
2.90%, 6/15/2052	200,000	119,600
3.30%, 3/15/2051	65,000	42,329
5.10%, 2/15/2029	1,000,000	1,008,650
5.10%, 4/15/2031	50,000	50,452
5.45%, 4/15/2033	1,000,000	1,015,220
5.45%, 2/15/2034	1,550,000	1,567,298
5.50%, 5/15/2054	950,000	871,302
5.80%, 4/15/2036	50,000	51,286
5.80%, 1/15/2055	750,000	715,687
PECO Energy Co.:
3.05%, 3/15/2051	45,000	29,347
3.90%, 3/1/2048	125,000	96,691
4.88%, 9/15/2035	500,000	494,760
5.25%, 9/15/2054	210,000	195,111
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	206,178	201,506
Series A-2, 4.26%, 6/1/2038	500,000	479,665
Series A-4, 4.45%, 12/1/2049	500,000	436,210
Series A-2, 4.72%, 6/1/2039	300,000	295,338
Series A-4, 5.21%, 12/1/2049	500,000	473,325
Pinnacle West Capital Corp.:
4.65%, 6/1/2029	90,000	90,014
4.90%, 5/15/2028	65,000	65,241
5.15%, 5/15/2030	640,000	648,646
PPL Capital Funding, Inc. 5.25%, 9/1/2034	115,000	115,457
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	46,076
3.95%, 6/1/2047	50,000	39,661
4.85%, 2/15/2034	500,000	496,020
5.00%, 5/15/2033	145,000	145,929
5.25%, 5/15/2053	935,000	874,889
5.55%, 8/15/2055	85,000	83,174
5.75%, 5/15/2056	200,000	200,200
Public Service Co. of Colorado:
Series 35, 1.90%, 1/15/2031	500,000	442,340
Series 34, 3.20%, 3/1/2050	30,000	20,201
3.80%, 6/15/2047	150,000	114,636
5.05%, 6/15/2036	250,000	246,517
5.15%, 9/15/2035	250,000	248,550
5.35%, 5/15/2034	325,000	329,872
5.75%, 5/15/2054	600,000	594,786
5.85%, 5/15/2055	1,250,000	1,253,087
Public Service Co. of New Hampshire 4.40%, 7/1/2028	165,000	164,891
Public Service Co. of Oklahoma:
5.20%, 1/15/2035	815,000	811,561
5.25%, 1/15/2033	200,000	202,722
Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 2.05%, 8/1/2050	$50,000	$26,757
Series MTN, 3.00%, 3/1/2051	150,000	97,928
Series MTN, 3.20%, 5/15/2029	50,000	48,394
Series MTN, 3.20%, 8/1/2049	30,000	20,412
Series MTN, 3.60%, 12/1/2047	100,000	74,343
Series MTN, 3.65%, 9/1/2042	50,000	39,857
Series MTN, 3.70%, 5/1/2028	50,000	49,431
Series R, 4.20%, 1/1/2031	115,000	112,983
4.85%, 8/1/2034	200,000	198,172
4.90%, 8/15/2035	145,000	143,591
Series MTN, 4.90%, 12/15/2032	625,000	628,619
Series Q, 5.05%, 3/1/2035	140,000	140,417
Series MTN, 5.20%, 3/1/2034	250,000	253,592
Series Q, 5.50%, 3/1/2055	590,000	572,147
Series R, 5.63%, 1/1/2056 (a)	100,000	98,716
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	88,131
2.45%, 11/15/2031	100,000	88,674
4.80%, 6/15/2031	400,000	398,972
4.90%, 3/15/2030	390,000	392,831
5.20%, 4/1/2029	55,000	55,718
5.40%, 3/15/2035	85,000	85,891
5.45%, 4/1/2034	55,000	56,059
Puget Energy, Inc.:
4.22%, 3/15/2032	180,000	172,755
5.73%, 3/15/2035	125,000	125,821
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	44,226
4.22%, 6/15/2048	65,000	52,601
5.33%, 6/15/2034	195,000	198,771
5.60%, 9/15/2055	500,000	485,915
5.80%, 3/15/2040	50,000	50,708
San Diego Gas & Electric Co.:
Series VVV, 1.70%, 10/1/2030	150,000	132,747
Series WWW, 2.95%, 8/15/2051	350,000	222,978
Series RRR, 3.75%, 6/1/2047	50,000	37,750
5.35%, 4/1/2053	300,000	279,273
5.40%, 4/15/2035	1,130,000	1,149,233
5.55%, 4/15/2054	250,000	240,010
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series EEEE, 5.95%, 3/15/2056	$175,000	$177,539
SCE Recovery Funding LLC 5.54%, 9/15/2052	647,000	638,705
Sempra:
3.40%, 2/1/2028	30,000	29,435
3.80%, 2/1/2038	100,000	84,871
4.00%, 2/1/2048	30,000	22,642
5.25%, 3/15/2036	1,000,000	986,210
5.50%, 8/1/2033 (a)	200,000	205,366
5 yr. CMT + 2.63%, 6.40%, 10/1/2054 (c)	300,000	301,311
5 yr. CMT + 2.79%, 6.88%, 10/1/2054 (c)	500,000	509,915
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	90,638
2.75%, 2/1/2032	125,000	111,050
2.85%, 8/1/2029	115,000	108,555
Series 20A, 2.95%, 2/1/2051	500,000	300,510
Series C, 3.60%, 2/1/2045	50,000	35,866
3.65%, 2/1/2050	250,000	172,725
Series B, 3.65%, 3/1/2028	100,000	98,346
Series 2013-A, 3.90%, 3/15/2043	50,000	38,342
4.00%, 4/1/2047	191,000	142,364
Series A, 4.20%, 3/1/2029	100,000	98,451
4.50%, 9/1/2040	25,000	21,464
4.80%, 3/15/2033	160,000	156,586
4.95%, 9/15/2031	215,000	214,531
5.15%, 6/1/2029	250,000	252,757
5.25%, 3/15/2030	500,000	505,640
5.30%, 3/1/2028	250,000	252,387
5.45%, 6/1/2031	85,000	86,522
5.45%, 3/1/2035	750,000	751,560
5.88%, 12/1/2053	350,000	332,577
5.90%, 3/1/2055 (a)	125,000	119,294
6.20%, 9/15/2055	1,000,000	994,530
Southern Co.:
Series A, 3.70%, 4/30/2030	1,000,000	966,250
4.25%, 7/1/2036	250,000	230,565
4.40%, 7/1/2046	2,000,000	1,671,600
4.85%, 6/15/2028	500,000	502,765
5.50%, 3/15/2029	250,000	255,712
5.70%, 3/15/2034	250,000	259,017
Series 2025, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (c)	1,000,000	1,025,820
Southern Power Co.:
4.80%, 6/15/2031	145,000	144,603
Series F, 4.95%, 12/15/2046	150,000	133,893
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	163,930
Series M, 4.10%, 9/15/2028	25,000	24,702
5.20%, 4/1/2036	140,000	138,041
Security Description	Principal Amount	Value
5.90%, 4/1/2056	$250,000	$246,287
Southwestern Public Service Co.:
3.75%, 6/15/2049	100,000	73,358
5.30%, 8/15/2036	250,000	249,485
5.88%, 8/15/2056 (a)	125,000	124,277
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	108,897
4.30%, 6/15/2048	50,000	41,079
4.45%, 6/15/2049	25,000	20,799
5.15%, 3/1/2035	350,000	351,214
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	23,466
4.85%, 12/1/2048	50,000	44,101
5.50%, 4/15/2053	200,000	191,202
5.90%, 4/15/2055	500,000	505,010
Union Electric Co.:
2.15%, 3/15/2032	250,000	218,840
3.50%, 3/15/2029	250,000	243,602
4.00%, 4/1/2048	50,000	39,339
5.20%, 4/1/2034	50,000	50,617
5.25%, 4/15/2035	500,000	504,460
5.55%, 3/15/2056	155,000	150,282
5.75%, 9/15/2056	125,000	124,727
Virginia Electric & Power Co.:
2.45%, 12/15/2050	375,000	214,470
3.30%, 12/1/2049	50,000	34,152
4.60%, 12/1/2048	250,000	211,647
Series C, 4.90%, 9/15/2035	100,000	97,861
4.95%, 3/15/2036	190,000	185,923
5.05%, 8/15/2034	105,000	105,058
5.35%, 1/15/2054	350,000	327,589
5.45%, 4/1/2053	500,000	475,425
Series D, 5.60%, 9/15/2055	45,000	43,610
5.65%, 3/15/2055	350,000	341,810
5.70%, 3/15/2056	250,000	245,980
8.88%, 11/15/2038	50,000	65,269
Vistra Operations Co. LLC:
5.00%, 4/30/2031 (b)	500,000	496,215
5.55%, 4/30/2036 (b)	500,000	497,370
WEC Energy Group, Inc.:
1.80%, 10/15/2030	86,000	76,414
2.20%, 12/15/2028	100,000	94,544
Wisconsin Electric Power Co.:
3.95%, 3/1/2029	165,000	162,832
4.15%, 10/15/2030	155,000	151,982
4.30%, 10/15/2048	25,000	20,593
4.65%, 6/15/2031	115,000	114,504
5.10%, 6/15/2036	55,000	54,932
5.65%, 3/15/2056	85,000	84,589
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	238,433
4.95%, 4/1/2033	90,000	90,011
5.70%, 12/15/2055	200,000	196,650
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Public Service Corp.:
2.85%, 12/1/2051	$500,000	$309,625
4.25%, 1/15/2031	175,000	172,289
4.55%, 12/1/2029	400,000	399,556
Xcel Energy, Inc.:
2.60%, 12/1/2029	100,000	93,357
4.00%, 6/15/2028	50,000	49,435
5.45%, 8/15/2033	500,000	508,670
5.50%, 3/15/2034	100,000	101,557
5 yr. CMT + 2.17%, 5.75%, 12/3/2056 (c)	1,000,000	987,220
		147,413,117
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% *
Emerson Electric Co.:
1.95%, 10/15/2030	50,000	44,987
2.00%, 12/21/2028	200,000	188,812
2.20%, 12/21/2031	700,000	619,458
		853,257
ELECTRONICS — 0.1%
Allegion PLC 3.50%, 10/1/2029	50,000	48,014
Allegion U.S. Holding Co., Inc.:
3.55%, 10/1/2027	50,000	49,353
5.60%, 5/29/2034	200,000	204,190
Amphenol Corp.:
2.20%, 9/15/2031	60,000	53,034
2.80%, 2/15/2030	100,000	93,882
3.80%, 11/15/2027	190,000	188,489
3.90%, 11/15/2028	120,000	118,547
4.13%, 11/15/2030	105,000	102,939
4.35%, 6/1/2029	50,000	49,887
4.38%, 6/12/2028	415,000	414,514
4.40%, 2/15/2033	175,000	170,173
4.63%, 2/15/2036	250,000	241,427
5.00%, 1/15/2035	185,000	184,600
5.05%, 4/5/2029	100,000	101,555
5.25%, 4/5/2034	100,000	101,822
5.30%, 11/15/2055	580,000	550,559
Arrow Electronics, Inc.:
3.88%, 1/12/2028	25,000	24,705
5.15%, 8/21/2029	160,000	161,650
5.88%, 4/10/2034	65,000	66,912
Avnet, Inc. 3.00%, 5/15/2031	100,000	90,644
Flex Ltd.:
4.88%, 6/15/2029	75,000	75,101
5.25%, 1/15/2032	65,000	65,049
5.38%, 11/13/2035	140,000	138,065
6.00%, 1/15/2028	355,000	360,996
Fortive Corp. 5.25%, 5/15/2036	350,000	348,565
Honeywell International, Inc.:
1.75%, 9/1/2031	160,000	138,931
Security Description	Principal Amount	Value
1.95%, 6/1/2030	$250,000	$226,247
2.70%, 8/15/2029	60,000	56,779
4.50%, 1/15/2034	175,000	170,992
5.00%, 3/1/2035	150,000	150,347
5.25%, 3/1/2054	650,000	623,746
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	53,917
4.65%, 6/15/2031	160,000	159,368
4.80%, 11/15/2035	55,000	53,462
4.90%, 6/15/2033	105,000	104,240
5.15%, 6/15/2036	835,000	831,075
Jabil, Inc.:
3.60%, 1/15/2030	25,000	23,925
3.95%, 1/12/2028	25,000	24,742
4.20%, 2/1/2029	65,000	64,026
4.75%, 2/1/2033	105,000	102,412
5.45%, 2/1/2029	155,000	157,455
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	47,406
4.95%, 10/15/2034	85,000	84,010
5.35%, 7/30/2030	125,000	127,355
TD SYNNEX Corp.:
5.30%, 10/10/2035	500,000	491,915
6.10%, 4/12/2034	85,000	88,451
Trimble, Inc. 4.90%, 6/15/2028	50,000	50,009
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	39,922
4.63%, 2/1/2030	200,000	200,040
4.88%, 2/9/2036	205,000	200,777
5.00%, 5/9/2035	145,000	143,631
		8,419,852
ENGINEERING & CONSTRUCTION — 0.0% *
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	350,000	361,385
Jacobs Solutions, Inc.:
4.75%, 3/3/2031	200,000	197,816
5.38%, 3/3/2036	140,000	137,728
MasTec, Inc. 5.90%, 6/15/2029	500,000	514,330
		1,211,259
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031	100,000	86,712
3.38%, 11/15/2027	60,000	59,258
3.95%, 5/15/2028	150,000	148,758
4.75%, 7/15/2030	90,000	90,469
4.75%, 7/15/2031	100,000	100,218
4.88%, 4/1/2029	720,000	726,329
5.00%, 12/15/2033	350,000	353,286
5.00%, 7/15/2036	100,000	99,233
5.15%, 3/15/2035 (a)	145,000	147,189
5.20%, 11/15/2034	100,000	101,610
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Veralto Corp.:
4.85%, 1/15/2032	$145,000	$144,801
5.35%, 9/18/2028	500,000	507,000
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	100,653
2.95%, 1/15/2052	115,000	73,816
3.05%, 4/1/2050	20,000	13,383
3.50%, 5/1/2029	50,000	48,706
5.00%, 3/1/2034	300,000	299,514
5.25%, 9/1/2035 (a)	705,000	714,003
Waste Management, Inc.:
1.15%, 3/15/2028	30,000	28,445
1.50%, 3/15/2031	530,000	460,623
2.00%, 6/1/2029	75,000	69,968
2.50%, 11/15/2050	20,000	11,991
2.95%, 6/1/2041	55,000	41,494
4.50%, 3/15/2028	200,000	200,506
4.63%, 2/15/2030	250,000	250,627
4.63%, 2/15/2033	250,000	248,150
4.65%, 3/15/2030	200,000	200,608
4.80%, 3/15/2032	200,000	201,042
4.88%, 2/15/2029	200,000	201,968
4.95%, 7/3/2031	360,000	365,137
4.95%, 3/15/2035	135,000	134,787
5.35%, 10/15/2054	600,000	579,576
		6,809,860
FOOD — 0.3%
Campbell's Co.:
2.38%, 4/24/2030	15,000	13,597
4.15%, 3/15/2028	50,000	49,546
4.55%, 3/21/2031	250,000	243,275
4.75%, 3/23/2035 (a)	210,000	196,024
4.80%, 3/15/2048	20,000	16,358
5.20%, 3/21/2029	550,000	554,906
5.40%, 3/21/2034 (a)	40,000	39,434
Conagra Brands, Inc.:
4.85%, 11/1/2028	1,000,000	1,001,230
5.00%, 8/1/2030	85,000	84,850
5.30%, 11/1/2038	265,000	250,974
5.40%, 11/1/2048	40,000	35,152
Flowers Foods, Inc.:
2.40%, 3/15/2031	45,000	39,028
5.75%, 3/15/2035 (a)	195,000	189,413
General Mills, Inc.:
3.00%, 2/1/2051 (a)	510,000	321,876
4.20%, 4/17/2028	525,000	521,745
4.95%, 3/29/2033	145,000	143,902
5.25%, 1/30/2035 (a)	250,000	250,440
5.50%, 10/17/2028	115,000	117,318
Hershey Co.:
4.25%, 5/4/2028	175,000	174,606
4.50%, 5/4/2033	180,000	178,213
4.55%, 2/24/2028	40,000	40,134
4.75%, 2/24/2030	100,000	100,892
4.95%, 2/24/2032	100,000	101,255
Security Description	Principal Amount	Value
5.10%, 2/24/2035	$100,000	$101,626
Hormel Foods Corp.:
1.70%, 6/3/2028	570,000	541,397
3.05%, 6/3/2051	45,000	29,494
Ingredion, Inc. 2.90%, 6/1/2030	100,000	93,483
J.M. Smucker Co.:
3.38%, 12/15/2027	100,000	98,540
4.25%, 3/15/2035	50,000	46,524
6.20%, 11/15/2033	125,000	133,295
6.50%, 11/15/2043	95,000	102,149
6.50%, 11/15/2053 (a)	1,145,000	1,248,497
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings:
5.50%, 1/15/2036	250,000	249,147
5.63%, 3/10/2037 (b)	350,000	347,830
5.75%, 4/1/2033	182,000	186,596
6.25%, 3/1/2056	250,000	244,452
6.38%, 2/25/2055	500,000	498,810
6.38%, 4/15/2066	175,000	170,774
6.40%, 5/10/2057 (b)	350,000	348,068
6.50%, 12/1/2052	500,000	504,970
6.75%, 3/15/2034	22,000	23,961
7.25%, 11/15/2053	500,000	546,070
Kellanova:
4.30%, 5/15/2028	100,000	99,789
4.50%, 4/1/2046	100,000	85,941
5.25%, 3/1/2033	70,000	71,320
5.75%, 5/16/2054	640,000	633,363
Kraft Heinz Foods Co.:
4.38%, 6/1/2046	213,000	169,848
4.88%, 10/1/2049	750,000	628,965
5.20%, 3/15/2032	125,000	126,624
5.20%, 7/15/2045	1,000,000	891,400
5.40%, 3/15/2035	200,000	201,308
Kroger Co.:
3.70%, 8/1/2027	35,000	34,736
3.95%, 1/15/2050	550,000	412,885
4.45%, 2/1/2047	100,000	82,579
4.65%, 1/15/2048	100,000	84,670
5.00%, 9/15/2034	1,015,000	1,000,567
5.50%, 9/15/2054 (a)	710,000	666,378
5.65%, 9/15/2064	90,000	84,401
McCormick & Co., Inc.:
3.40%, 8/15/2027	100,000	98,862
4.15%, 2/15/2029	165,000	163,159
4.70%, 10/15/2034	235,000	227,489
Mondelez International, Inc.:
1.50%, 2/4/2031 (a)	40,000	34,802
1.88%, 10/15/2032 (a)	75,000	64,084
2.63%, 9/4/2050 (a)	35,000	21,171
2.75%, 4/13/2030	35,000	32,688
3.00%, 3/17/2032	200,000	181,528
4.25%, 5/6/2028	500,000	497,800
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/6/2030	$150,000	$149,061
4.75%, 8/28/2034	100,000	98,110
5.13%, 5/6/2035 (a)	200,000	200,574
Pilgrim's Pride Corp. 6.25%, 7/1/2033	303,000	315,971
Sysco Corp.:
2.40%, 2/15/2030	10,000	9,204
2.45%, 12/14/2031	145,000	128,805
3.15%, 12/14/2051 (a)	500,000	318,460
3.25%, 7/15/2027	50,000	49,439
3.30%, 2/15/2050	10,000	6,711
4.40%, 7/25/2031	75,000	73,093
4.45%, 3/15/2048	50,000	40,699
4.85%, 10/1/2045	5,000	4,376
4.95%, 3/25/2036	75,000	72,059
5.10%, 9/23/2030	500,000	504,775
5.40%, 3/23/2035	180,000	180,814
6.00%, 1/17/2034	350,000	367,776
6.60%, 4/1/2050	250,000	265,980
Tyson Foods, Inc.:
4.55%, 6/2/2047	285,000	240,264
4.95%, 2/20/2036	155,000	150,522
5.10%, 9/28/2048	1,000,000	901,840
5.40%, 3/15/2029	395,000	402,351
		21,257,092
FOREST PRODUCTS & PAPER — 0.0% *
Celulosa Arauco y Constitucion SA 3.88%, 11/2/2027	200,000	196,990
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	27,391
International Paper Co.:
4.35%, 8/15/2048	27,000	21,306
4.80%, 6/15/2044	500,000	430,300
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	118,590
3.13%, 1/15/2032 (a)	80,000	70,923
3.75%, 1/15/2031 (a)	150,000	140,694
5.00%, 1/15/2030	300,000	295,857
6.00%, 1/15/2029	750,000	762,233
Suzano Netherlands BV 5.50%, 1/15/2036 (a)	145,000	141,129
		2,205,413
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	87,292
2.63%, 9/15/2029	200,000	188,980
4.15%, 1/15/2043	25,000	21,171
4.75%, 1/15/2032	200,000	199,350
5.00%, 12/15/2054	140,000	125,983
5.20%, 8/15/2035 (a)	85,000	86,073
5.45%, 1/15/2056	105,000	101,174
6.20%, 11/15/2053	1,000,000	1,061,760
Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	$250,000	$253,265
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	49,578
5.50%, 3/15/2030	350,000	356,373
5.50%, 5/15/2036	135,000	134,141
5.95%, 3/15/2035	115,000	118,410
NiSource, Inc.:
1.70%, 2/15/2031	100,000	87,182
2.95%, 9/1/2029	100,000	94,926
4.38%, 5/15/2047	1,150,000	944,541
4.80%, 2/15/2044	30,000	26,600
5.20%, 7/1/2029	245,000	248,704
5.30%, 5/18/2036	90,000	90,031
5.35%, 4/1/2034	200,000	203,830
5.35%, 7/15/2035	250,000	252,110
5.85%, 4/1/2055	750,000	743,865
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	76,561
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	171,849
5.05%, 5/15/2052	750,000	672,517
5.10%, 2/15/2035	550,000	547,838
Southern California Gas Co.:
3.75%, 9/15/2042	30,000	23,801
Series VV, 4.30%, 1/15/2049	50,000	40,186
Series MM, 5.13%, 11/15/2040	25,000	24,193
5.90%, 6/1/2056	165,000	165,144
6.00%, 6/15/2055	500,000	506,285
Southern Co. Gas Capital Corp.:
Series 20-A, 1.75%, 1/15/2031	500,000	440,285
4.40%, 5/30/2047	150,000	125,118
4.95%, 9/15/2034	350,000	345,278
5.75%, 9/15/2033	300,000	311,865
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	24,624
4.05%, 3/15/2032	90,000	86,037
5.45%, 3/23/2028	165,000	167,158
Spire Missouri, Inc. Series 2034, 5.15%, 8/15/2034	155,000	156,414
Spire, Inc. 4.60%, 9/1/2031	210,000	206,844
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	35,932
		9,603,268
HAND & MACHINE TOOLS — 0.0% *
Kennametal, Inc. 5.80%, 5/28/2036	90,000	90,948
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Snap-on, Inc. 3.10%, 5/1/2050	$70,000	$47,234
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	750,000	686,100
2.75%, 11/15/2050 (a)	100,000	59,087
4.25%, 11/15/2028	100,000	99,230
		982,599
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
1.40%, 6/30/2030	500,000	444,320
3.70%, 3/9/2029	900,000	883,206
4.00%, 3/15/2031	750,000	730,965
4.30%, 3/15/2033	500,000	485,010
4.65%, 3/15/2036	520,000	504,904
4.75%, 11/30/2036	250,000	244,015
4.75%, 3/15/2038	500,000	482,040
4.75%, 4/15/2043	25,000	22,924
4.90%, 11/30/2046	1,150,000	1,057,390
5.50%, 3/15/2056	1,155,000	1,132,477
5.60%, 3/15/2066	500,000	489,945
Agilent Technologies, Inc.:
2.75%, 9/15/2029	50,000	47,234
4.20%, 9/9/2027	200,000	199,422
4.75%, 9/9/2034	200,000	196,814
4.90%, 1/15/2032 (b)	200,000	200,128
Augusta SpinCo Corp. 5.25%, 3/23/2036	1,000,000	1,000,020
Baxter International, Inc.:
1.73%, 4/1/2031	45,000	38,309
2.27%, 12/1/2028	500,000	470,900
3.13%, 12/1/2051 (a)	250,000	149,225
3.50%, 8/15/2046	50,000	34,052
4.45%, 2/15/2029	75,000	74,072
4.90%, 12/15/2030	100,000	99,162
5.65%, 12/15/2035	1,165,000	1,154,934
Boston Scientific Corp.:
2.65%, 6/1/2030	1,100,000	1,021,614
4.55%, 3/1/2039	50,000	46,800
4.70%, 3/1/2049 (a)	35,000	31,166
Danaher Corp. 2.60%, 10/1/2050	565,000	341,237
DH Europe Finance II SARL:
2.60%, 11/15/2029	30,000	28,127
3.25%, 11/15/2039	50,000	40,142
3.40%, 11/15/2049	800,000	566,496
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	545,000	540,455
4.80%, 1/15/2031	425,000	425,446
4.95%, 12/15/2035	65,000	63,406
5.50%, 6/15/2035	75,000	76,252
5.65%, 11/15/2027	500,000	507,425
6.38%, 11/22/2052	500,000	532,770
Security Description	Principal Amount	Value
Medtronic Global Holdings SCA 4.25%, 3/30/2028 (a)	$155,000	$154,640
Medtronic, Inc.:
4.38%, 3/15/2035	554,000	532,283
4.63%, 3/15/2045	345,000	309,099
Revvity, Inc.:
2.25%, 9/15/2031	105,000	92,484
2.55%, 3/15/2031	85,000	76,483
3.30%, 9/15/2029	65,000	62,075
Smith & Nephew PLC:
2.03%, 10/14/2030	550,000	488,713
5.40%, 3/20/2034	55,000	55,428
Solventum Corp.:
5.60%, 3/23/2034	300,000	306,939
5.90%, 4/30/2054	900,000	890,874
Stryker Corp.:
1.95%, 6/15/2030	50,000	45,270
2.90%, 6/15/2050 (a)	25,000	16,267
3.65%, 3/7/2028	50,000	49,299
4.25%, 9/11/2029	500,000	495,635
4.63%, 9/11/2034	250,000	243,807
4.63%, 3/15/2046	375,000	330,349
4.70%, 2/10/2028	120,000	120,323
4.85%, 12/8/2028	115,000	115,735
4.85%, 2/10/2030	145,000	146,048
5.20%, 2/10/2035	95,000	96,015
Thermo Fisher Scientific, Inc.:
2.80%, 10/15/2041	1,100,000	804,045
4.10%, 8/15/2047	100,000	82,371
4.20%, 3/1/2031	250,000	245,325
4.22%, 2/12/2031	130,000	127,660
4.47%, 10/7/2032	500,000	491,815
4.55%, 6/15/2033	150,000	147,404
4.89%, 10/7/2037	125,000	122,831
4.90%, 2/12/2036	115,000	113,602
5.00%, 1/31/2029	500,000	506,680
5.09%, 8/10/2033	150,000	151,931
5.20%, 1/31/2034	175,000	178,182
5.40%, 8/10/2043 (a)	65,000	64,175
5.55%, 2/12/2046	95,000	94,158
Zimmer Biomet Holdings, Inc.:
2.60%, 11/24/2031 (a)	100,000	89,616
5.05%, 2/19/2030	105,000	106,385
5.20%, 9/15/2034	200,000	200,044
5.35%, 12/1/2028	100,000	101,559
5.50%, 2/19/2035	500,000	508,515
		23,126,868
HEALTH CARE SERVICES — 0.8%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	155,170
Adventist Health System Series 2025, 4.74%, 12/1/2030	60,000	59,420
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	$50,000	$35,705
3.83%, 8/15/2028	750,000	740,385
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	46,887
Ascension Health:
Series B, 3.11%, 11/15/2039	500,000	395,270
3.95%, 11/15/2046	150,000	120,144
Series 2025, 4.29%, 11/15/2030	250,000	246,428
Series 2025, 4.92%, 11/15/2035	250,000	246,992
Banner Health 2.34%, 1/1/2030	40,000	37,076
Baylor Scott & White Holdings:
Series 2021, 1.78%, 11/15/2030	25,000	22,200
Series 2021, 2.84%, 11/15/2050	500,000	317,735
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,169
Cigna Group:
2.40%, 3/15/2030	120,000	110,845
3.05%, 10/15/2027	50,000	49,142
3.20%, 3/15/2040	585,000	455,651
3.40%, 3/15/2050	415,000	287,749
3.40%, 3/15/2051	290,000	199,714
4.50%, 9/15/2030	110,000	109,359
4.80%, 8/15/2038	60,000	56,834
4.80%, 7/15/2046	1,000,000	880,080
4.88%, 9/15/2032	180,000	179,640
4.90%, 12/15/2048	1,795,000	1,578,469
5.00%, 5/15/2029	250,000	253,050
5.25%, 2/15/2034	750,000	758,325
5.25%, 1/15/2036	250,000	250,545
5.60%, 2/15/2054	85,000	82,019
6.00%, 1/15/2056	610,000	621,261
6.13%, 11/15/2041	25,000	26,137
CommonSpirit Health:
4.19%, 10/1/2049	250,000	194,725
4.35%, 9/1/2030	500,000	489,280
4.35%, 11/1/2042	25,000	21,620
Series 2025, 4.98%, 9/1/2035	170,000	164,939
5.32%, 12/1/2034	195,000	195,374
5.55%, 12/1/2054	1,375,000	1,304,545
5.58%, 9/1/2045	70,000	67,964
5.66%, 9/1/2055	120,000	115,699
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	39,741
Security Description	Principal Amount	Value
Elevance Health, Inc.:
2.25%, 5/15/2030	$265,000	$242,343
2.55%, 3/15/2031	100,000	90,685
3.13%, 5/15/2050	270,000	175,962
3.60%, 3/15/2051	305,000	216,047
3.65%, 12/1/2027	130,000	128,513
4.00%, 9/15/2028	185,000	182,782
4.10%, 3/1/2028	100,000	99,294
4.10%, 5/15/2032	200,000	191,716
4.38%, 12/1/2047	130,000	106,688
4.55%, 3/1/2048	50,000	42,060
4.60%, 9/15/2032	200,000	196,056
4.65%, 1/15/2043	50,000	44,292
4.75%, 2/15/2030	145,000	145,450
4.75%, 2/15/2033	250,000	246,428
5.00%, 1/15/2036	115,000	112,806
5.13%, 2/15/2053 (a)	500,000	447,500
5.20%, 2/15/2035	865,000	866,713
5.65%, 6/15/2054	500,000	480,910
5.70%, 2/15/2055	865,000	839,906
5.70%, 9/15/2055	700,000	680,575
HCA, Inc.:
2.38%, 7/15/2031	650,000	576,849
3.50%, 9/1/2030	1,000,000	947,920
3.50%, 7/15/2051	650,000	439,413
3.63%, 3/15/2032	650,000	605,046
4.13%, 6/15/2029	1,035,000	1,019,392
4.30%, 11/15/2030	85,000	83,162
4.60%, 11/15/2032	100,000	97,388
4.63%, 3/15/2052	500,000	406,785
4.70%, 5/15/2031	250,000	247,615
4.90%, 11/15/2035	165,000	159,669
5.00%, 3/1/2028	60,000	60,337
5.00%, 5/15/2033	250,000	247,482
5.13%, 6/15/2039	275,000	261,855
5.25%, 3/1/2030	110,000	111,496
5.25%, 6/15/2049	100,000	89,874
5.30%, 5/15/2036	250,000	248,287
5.45%, 9/15/2034	65,000	65,671
5.50%, 3/1/2032	125,000	127,676
5.50%, 6/1/2033	550,000	561,660
5.50%, 6/15/2047	65,000	60,563
5.70%, 11/15/2055	425,000	405,471
5.75%, 3/1/2035	200,000	206,134
5.90%, 6/1/2053	750,000	730,342
6.00%, 4/1/2054	500,000	493,895
6.20%, 3/1/2055 (a)	375,000	381,217
Humana, Inc.:
2.15%, 2/3/2032 (a)	350,000	304,167
3.70%, 3/23/2029	105,000	102,269
4.80%, 3/15/2047	100,000	83,300
4.95%, 10/1/2044	50,000	43,561
5.38%, 4/15/2031	110,000	111,509
5.55%, 5/1/2035	180,000	180,113
5.75%, 12/1/2028	750,000	766,177
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2034	$250,000	$258,780
6.00%, 5/1/2055	500,000	484,790
Icon Investments Six DAC 5.85%, 5/8/2029 (a)	250,000	255,290
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	15,751
IQVIA, Inc. 6.25%, 2/1/2029	440,000	454,934
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	39,764
Kaiser Foundation Hospitals:
Series 2021, 2.81%, 6/1/2041	135,000	99,492
Series 2021, 3.00%, 6/1/2051	135,000	87,249
Series 2019, 3.27%, 11/1/2049	105,000	72,672
4.15%, 5/1/2047	1,250,000	1,024,200
Laboratory Corp. of America Holdings:
2.70%, 6/1/2031	100,000	90,763
2.95%, 12/1/2029	100,000	94,546
4.70%, 2/1/2045	25,000	22,298
4.80%, 10/1/2034	850,000	827,169
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	76,384
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	62,064
Memorial Sloan-Kettering Cancer Center:
Series 2020, 2.96%, 1/1/2050	55,000	36,200
4.13%, 7/1/2052	25,000	19,929
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	40,228
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	35,326
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	35,049
Series 2019, 3.95%, 8/1/2119	35,000	24,134
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	40,827
Novant Health, Inc. 3.17%, 11/1/2051	85,000	56,154
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055 (a)	100,000	67,988
Security Description	Principal Amount	Value
Orlando Health Obligated Group:
3.33%, 10/1/2050	$25,000	$17,683
5.48%, 10/1/2035	500,000	512,985
PeaceHealth Obligated Group 4.86%, 11/15/2032	500,000	495,565
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	80,000	74,764
5.37%, 10/1/2032	115,000	117,229
5.40%, 10/1/2033	250,000	255,767
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	32,765
4.20%, 6/30/2029	100,000	98,836
4.63%, 12/15/2029	250,000	249,877
4.70%, 3/30/2045	25,000	22,388
5.00%, 6/30/2036 (a)	90,000	88,494
6.40%, 11/30/2033	500,000	540,415
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	50,087
Series 20A, 3.36%, 8/15/2050	55,000	38,568
5.16%, 8/15/2033	180,000	181,820
Series 2025, 5.21%, 8/15/2032	100,000	102,044
Series 2025, 5.54%, 8/15/2035	600,000	618,516
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	36,267
UnitedHealth Group, Inc.:
2.00%, 5/15/2030	305,000	277,184
2.30%, 5/15/2031	100,000	89,540
2.75%, 5/15/2040	300,000	221,757
2.90%, 5/15/2050	200,000	127,748
3.05%, 5/15/2041	350,000	264,054
3.13%, 5/15/2060	100,000	60,557
3.25%, 5/15/2051	100,000	67,307
3.50%, 8/15/2039	200,000	164,548
3.75%, 10/15/2047	50,000	37,740
3.88%, 12/15/2028	15,000	14,798
4.25%, 4/15/2047	100,000	81,481
4.40%, 6/15/2028	75,000	74,938
4.63%, 7/15/2035	200,000	193,546
4.65%, 1/15/2031	125,000	125,000
4.75%, 7/15/2045	230,000	204,560
4.75%, 5/15/2052	500,000	429,340
4.80%, 1/15/2030	200,000	201,530
4.90%, 4/15/2031	1,500,000	1,516,335
4.95%, 1/15/2032	150,000	151,055
5.00%, 4/15/2034	350,000	349,797
5.15%, 7/15/2034	150,000	151,392
5.20%, 4/15/2063	750,000	670,260
5.25%, 2/15/2028	645,000	653,604
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.30%, 6/15/2035	$1,105,000	$1,125,177
5.35%, 2/15/2033	700,000	718,613
5.38%, 4/15/2054	750,000	706,845
5.50%, 7/15/2044	200,000	195,982
5.63%, 7/15/2054	3,150,000	3,080,794
5.75%, 7/15/2064	855,000	833,463
5.88%, 2/15/2053	500,000	503,305
5.95%, 6/15/2055	1,190,000	1,225,224
6.88%, 2/15/2038	25,000	28,532
Universal Health Services, Inc.:
4.63%, 10/15/2029	440,000	434,667
5.05%, 10/15/2034	140,000	134,128
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	349,635
		50,008,796
HOME BUILDERS — 0.0% *
Dr. Horton, Inc.:
4.85%, 10/15/2030	90,000	90,405
5.00%, 10/15/2034	105,000	103,912
5.50%, 10/15/2035	90,000	91,869
Lennar Corp.:
4.75%, 11/29/2027	250,000	250,515
5.20%, 7/30/2030	115,000	116,166
Meritage Homes Corp. 5.65%, 3/15/2035 (a)	105,000	106,108
NVR, Inc. 3.00%, 5/15/2030	130,000	121,801
PulteGroup, Inc.:
4.25%, 3/1/2031	75,000	73,216
4.90%, 3/1/2036	575,000	560,521
Sekisui House U.S., Inc. 3.97%, 8/6/2061	200,000	132,298
Toll Brothers Finance Corp. 5.60%, 6/15/2035	500,000	509,515
		2,156,326
HOME FURNISHINGS — 0.0% *
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	97,687
HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047	55,000	42,535
4.20%, 5/1/2030	695,000	691,372
4.60%, 3/1/2028	145,000	145,927
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031 (a)	95,000	83,973
2.38%, 12/1/2029	40,000	37,128
3.13%, 12/1/2049	60,000	39,559
4.38%, 5/15/2028	115,000	114,742
4.65%, 5/15/2033	125,000	122,681
5.00%, 2/14/2034 (a)	350,000	349,685
5.15%, 5/15/2053	750,000	678,930
Security Description	Principal Amount	Value
Haleon U.S. Capital LLC:
3.38%, 3/24/2029	$750,000	$726,427
3.63%, 3/24/2032	250,000	234,003
Kenvue, Inc. 4.85%, 5/22/2032	250,000	251,113
Procter & Gamble Co.:
1.20%, 10/29/2030	300,000	262,662
3.00%, 3/25/2030	100,000	95,254
3.60%, 3/25/2050	500,000	386,515
3.95%, 1/26/2028 (a)	500,000	498,260
4.05%, 1/26/2033	200,000	196,078
4.10%, 11/3/2032	200,000	195,502
4.15%, 10/24/2029	185,000	184,617
4.35%, 11/3/2035	200,000	193,702
4.55%, 10/24/2034 (a)	250,000	250,078
4.60%, 5/1/2035 (a)	350,000	347,606
Unilever Capital Corp.:
1.38%, 9/14/2030	100,000	88,276
1.75%, 8/12/2031	140,000	121,962
4.25%, 8/12/2027	250,000	250,123
4.63%, 8/12/2034	500,000	492,215
		7,080,925
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	261,337
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	35,367
5.60%, 11/15/2032	95,000	99,139
Clorox Co.:
3.10%, 10/1/2027	50,000	49,176
3.90%, 5/15/2028	50,000	49,421
4.40%, 5/1/2029	200,000	198,468
5.25%, 5/15/2036	500,000	498,065
Kimberly-Clark Corp.:
1.05%, 9/15/2027	15,000	14,465
2.00%, 11/2/2031	750,000	660,007
3.10%, 3/26/2030	40,000	38,028
3.20%, 4/25/2029	100,000	96,708
3.90%, 5/4/2047	50,000	39,245
3.95%, 11/1/2028	55,000	54,500
4.50%, 2/16/2033	100,000	99,267
		2,193,193
INSURANCE — 0.7%
AEGON Funding Co. LLC 5.63%, 5/7/2036	250,000	248,745
Aflac, Inc.:
3.60%, 4/1/2030	1,000,000	965,030
4.75%, 1/15/2049	75,000	65,671
5.15%, 5/14/2036	110,000	110,122
Alleghany Corp. 4.90%, 9/15/2044	50,000	45,012
Allstate Corp.:
1.45%, 12/15/2030	250,000	217,430
3.85%, 8/10/2049	125,000	94,604
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 12/15/2046	$50,000	$40,558
5.05%, 6/24/2029	350,000	354,287
5.25%, 3/30/2033	195,000	198,206
American Financial Group, Inc.:
4.50%, 6/15/2047	100,000	82,356
5.00%, 9/23/2035	65,000	62,826
American International Group, Inc.:
4.38%, 6/30/2050	315,000	260,269
4.85%, 5/7/2030	95,000	95,452
5.13%, 3/27/2033	500,000	503,840
American National Group, Inc.:
5.75%, 10/1/2029	100,000	101,481
6.00%, 7/15/2035	250,000	249,090
Aon Corp. 3.75%, 5/2/2029	100,000	97,575
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	574,521
Aon North America, Inc.:
5.15%, 3/1/2029	250,000	253,492
5.45%, 3/1/2034	550,000	561,297
5.75%, 3/1/2054	750,000	736,267
Arch Capital Group Ltd.:
3.64%, 6/30/2050	605,000	441,184
5.25%, 6/15/2036	125,000	124,776
5.95%, 6/15/2056	180,000	181,796
Arthur J Gallagher & Co.:
4.60%, 12/15/2027	55,000	55,096
4.85%, 12/15/2029	85,000	85,615
5.00%, 2/15/2032	85,000	85,127
5.15%, 2/15/2035	140,000	139,028
5.45%, 7/15/2034	200,000	202,602
5.55%, 2/15/2055	880,000	835,190
5.75%, 3/2/2053	350,000	339,115
Assurant, Inc.:
2.65%, 1/15/2032	600,000	526,506
4.90%, 3/27/2028	50,000	50,052
5.55%, 2/15/2036	35,000	34,859
Assured Guaranty U.S. Holdings, Inc.:
3.60%, 9/15/2051	40,000	27,878
6.13%, 9/15/2028	40,000	41,155
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	312,455
3.50%, 1/15/2031	150,000	140,570
4.13%, 1/12/2028	100,000	99,057
6.25%, 4/1/2054	515,000	474,088
6.63%, 5/19/2055 (a)	150,000	145,716
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	24,356
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	80,000	71,030
1.85%, 3/12/2030	10,000	9,156
2.50%, 1/15/2051	110,000	64,643
Security Description	Principal Amount	Value
2.85%, 10/15/2050	$340,000	$215,740
2.88%, 3/15/2032	200,000	184,846
3.85%, 3/15/2052	550,000	416,861
4.20%, 8/15/2048	850,000	696,056
4.25%, 1/15/2049	150,000	123,438
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (a)	180,000	162,072
Brighthouse Financial, Inc. 4.70%, 6/22/2047 (a)	150,000	103,023
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	133,029
4.20%, 3/17/2032	65,000	61,683
4.50%, 3/15/2029	50,000	49,651
4.90%, 6/23/2030	750,000	748,545
5.55%, 6/23/2035	450,000	449,311
5.65%, 6/11/2034	75,000	75,917
Chubb INA Holdings LLC:
1.38%, 9/15/2030	150,000	131,519
3.05%, 12/15/2061	500,000	304,510
4.15%, 3/13/2043	25,000	21,279
4.35%, 11/3/2045	125,000	107,294
4.65%, 8/15/2029	100,000	100,435
4.90%, 8/15/2035	960,000	945,725
5.00%, 3/15/2034	695,000	696,689
5.30%, 5/20/2036	120,000	121,262
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	89,505
3.45%, 8/15/2027	100,000	98,745
5.13%, 2/15/2034	55,000	54,370
5.20%, 8/15/2035	350,000	343,525
Corebridge Financial, Inc.:
4.40%, 4/5/2052	500,000	399,915
5 yr. CMT + 2.65%, 6.38%, 9/15/2054 (c)	1,000,000	998,160
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	49,835
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	149,004
5.00%, 4/20/2048	100,000	87,404
5.59%, 1/11/2033	100,000	102,084
5 yr. CMT + 2.39%, 6.70%, 3/28/2055 (a) (c)	500,000	513,745
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	340,285
F&G Annuities & Life, Inc.:
6.25%, 10/4/2034 (a)	155,000	151,683
6.50%, 6/4/2029	50,000	51,058
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	65,486
4.85%, 4/17/2028	100,000	100,324
6.00%, 12/7/2033	200,000	208,774
6.10%, 3/15/2055	350,000	344,820
6.20%, 6/8/2056 (b)	250,000	249,507
6.35%, 3/22/2054	80,000	81,729
6.50%, 5/20/2055	200,000	208,658
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	$100,000	$88,397
3.20%, 9/17/2051	250,000	158,512
4.50%, 8/15/2028	50,000	49,745
First American Financial Corp. 5.45%, 9/30/2034	200,000	196,972
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	90,238
4.55%, 9/15/2028	25,000	24,944
5.85%, 9/15/2034	350,000	361,081
Hanover Insurance Group, Inc.:
2.50%, 9/1/2030	15,000	13,657
5.50%, 9/1/2035	105,000	105,604
Hartford Insurance Group, Inc.:
2.80%, 8/19/2029	70,000	66,140
2.90%, 9/15/2051	325,000	205,540
4.40%, 3/15/2048	100,000	83,296
Horace Mann Educators Corp. 4.70%, 10/1/2030	125,000	123,816
Jackson Financial, Inc.:
3.13%, 11/23/2031	350,000	312,872
6.15%, 1/15/2037	100,000	99,757
Kemper Corp. 2.40%, 9/30/2030	100,000	87,520
Lincoln National Corp.:
3.05%, 1/15/2030	83,000	78,064
3.40%, 3/1/2032	250,000	228,015
3.80%, 3/1/2028	35,000	34,516
5.35%, 11/15/2035 (a)	290,000	283,333
6.30%, 10/9/2037	50,000	52,583
5 yr. CMT + 2.40%, 6.80%, 7/15/2056 (c)	1,000,000	998,310
Loews Corp.:
3.20%, 5/15/2030	15,000	14,233
4.94%, 4/1/2036	350,000	342,727
Manulife Financial Corp.:
3.70%, 3/16/2032	200,000	189,678
4.99%, 12/11/2035	220,000	216,396
Markel Group, Inc.:
3.45%, 5/7/2052	135,000	91,492
3.50%, 11/1/2027	50,000	49,365
4.15%, 9/17/2050	50,000	38,474
5.00%, 5/20/2049	30,000	26,314
6.00%, 5/16/2054	300,000	299,964
Marsh & McLennan Cos., Inc.:
4.38%, 3/15/2029	250,000	249,050
4.55%, 11/8/2027	40,000	40,076
4.85%, 11/15/2031	1,000,000	1,002,510
4.95%, 3/15/2036	125,000	122,925
5.00%, 3/15/2035	400,000	396,184
5.15%, 3/15/2034	145,000	146,024
5.35%, 11/15/2044	250,000	239,075
5.40%, 9/15/2033	250,000	257,042
5.40%, 3/15/2055	840,000	793,590
5.70%, 9/15/2053	400,000	396,420
Security Description	Principal Amount	Value
MetLife, Inc.:
4.05%, 3/1/2045	$150,000	$122,706
4.88%, 11/13/2043	200,000	184,226
5.25%, 1/15/2054	500,000	467,260
5.30%, 12/15/2034 (a)	1,250,000	1,271,787
5.38%, 7/15/2033	400,000	412,548
5 yr. CMT + 1.82%, 5.85%, 3/15/2056 (a) (c)	1,000,000	986,340
6.40%, 12/15/2066	100,000	101,895
Old Republic International Corp.:
3.85%, 6/11/2051	85,000	61,105
5.70%, 6/1/2036	165,000	165,594
5.75%, 3/28/2034	100,000	101,667
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	135,857
3.70%, 5/15/2029	50,000	48,707
5.30%, 1/15/2037	165,000	163,527
5.38%, 3/15/2033	140,000	142,720
Progressive Corp.:
3.00%, 3/15/2032	50,000	45,653
4.00%, 3/1/2029	50,000	49,484
4.13%, 4/15/2047	500,000	403,795
4.20%, 3/15/2048	100,000	81,709
4.60%, 3/26/2031	70,000	69,760
4.95%, 6/15/2033	400,000	402,824
5.15%, 3/26/2036	615,000	615,258
Prudential Financial, Inc.:
Series MTN, 3.70%, 3/13/2051	100,000	72,440
3.94%, 12/7/2049	100,000	75,895
3 mo. USD Term SOFR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	167,654
Series MTN, 4.60%, 5/15/2044	75,000	65,426
5.20%, 3/14/2035 (a)	110,000	110,297
3 mo. USD Term SOFR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,000,000	1,001,040
5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (c)	350,000	355,603
5 yr. CMT + 2.40%, 6.50%, 3/15/2054 (c)	500,000	516,480
Series MTN, 6.63%, 6/21/2040	25,000	27,607
5 yr. CMT + 2.85%, 6.75%, 3/1/2053 (c)	510,000	536,199
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	140,594
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	35,000	32,787
3.90%, 5/15/2029	50,000	48,900
5.75%, 9/15/2034	300,000	307,110
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5 yr. CMT + 2.39%, 6.65%, 9/15/2055 (c)	$500,000	$506,985
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	29,698
RenaissanceRe Holdings Ltd.:
5.75%, 6/5/2033	250,000	256,107
5.80%, 4/1/2035	500,000	510,570
RLI Corp. 5.38%, 6/1/2036	500,000	485,820
Selective Insurance Group, Inc. 5.90%, 4/15/2035	65,000	67,374
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,018
3.05%, 6/8/2051	250,000	163,587
3.75%, 5/15/2046	10,000	7,777
4.00%, 5/30/2047	80,000	63,900
4.05%, 3/7/2048	100,000	80,066
4.10%, 3/4/2049	100,000	80,291
5.05%, 7/24/2035	45,000	44,850
5.45%, 5/25/2053	515,000	499,102
5.70%, 7/24/2055	285,000	286,642
Series MTN, 6.25%, 6/15/2037	25,000	27,223
Unum Group:
4.00%, 6/15/2029	70,000	68,546
4.13%, 6/15/2051	100,000	74,541
4.50%, 12/15/2049	15,000	12,029
5.25%, 12/15/2035	95,000	93,550
6.00%, 6/15/2054	315,000	308,691
W.R. Berkley Corp.:
3.55%, 3/30/2052	100,000	70,408
4.00%, 5/12/2050	45,000	34,551
Willis North America, Inc.:
3.88%, 9/15/2049	70,000	52,352
4.50%, 9/15/2028	50,000	49,813
4.55%, 3/15/2031	590,000	579,539
5.15%, 3/15/2036	90,000	88,233
5.35%, 5/15/2033 (a)	250,000	253,250
5.90%, 3/5/2054	150,000	148,136
		44,063,236
INTERNET — 0.9%
Airbnb, Inc. 4.65%, 3/16/2031	500,000	496,685
Alibaba Group Holding Ltd.:
2.13%, 2/9/2031 (a)	400,000	360,372
2.70%, 2/9/2041	500,000	368,150
3.15%, 2/9/2051	100,000	66,954
3.40%, 12/6/2027	1,200,000	1,183,560
4.20%, 12/6/2047	260,000	213,489
4.88%, 5/26/2030 (a)	200,000	202,638
5.25%, 5/26/2035 (a)	200,000	204,434
5.63%, 11/26/2054	300,000	297,981
Alphabet, Inc.:
1.10%, 8/15/2030	665,000	583,325
2.05%, 8/15/2050	250,000	133,513
Security Description	Principal Amount	Value
2.25%, 8/15/2060 (a)	$1,000,000	$500,550
3.70%, 2/15/2029	135,000	132,832
3.88%, 11/15/2028	120,000	118,906
4.00%, 5/15/2030	85,000	83,773
4.10%, 11/15/2030	755,000	743,011
4.10%, 2/15/2031	900,000	884,349
4.38%, 11/15/2032	295,000	290,419
4.40%, 2/15/2033	110,000	107,657
4.50%, 5/15/2035 (a)	250,000	243,927
4.70%, 11/15/2035	305,000	298,702
4.80%, 2/15/2036	1,235,000	1,213,585
5.25%, 5/15/2055	120,000	112,202
5.30%, 5/15/2065	210,000	192,559
5.35%, 11/15/2045	1,000,000	969,560
5.45%, 11/15/2055	1,085,000	1,039,940
5.50%, 2/15/2046	1,190,000	1,171,543
5.65%, 2/15/2056	165,000	162,966
5.70%, 11/15/2075	215,000	206,789
5.75%, 2/15/2066	200,000	197,668
Amazon.com, Inc.:
1.50%, 6/3/2030	235,000	209,806
1.65%, 5/12/2028	1,150,000	1,095,720
2.10%, 5/12/2031	150,000	133,702
2.50%, 6/3/2050	390,000	225,958
2.70%, 6/3/2060	280,000	151,791
2.88%, 5/12/2041	1,650,000	1,221,759
3.10%, 5/12/2051	150,000	97,424
3.15%, 8/22/2027	100,000	98,798
3.25%, 5/12/2061	150,000	92,318
3.45%, 4/13/2029	200,000	195,178
3.60%, 4/13/2032	250,000	236,870
3.85%, 3/13/2028	1,160,000	1,152,077
3.88%, 8/22/2037	125,000	111,831
3.90%, 11/20/2028	585,000	578,934
4.00%, 3/13/2029	335,000	331,409
4.05%, 8/22/2047	625,000	495,200
4.10%, 11/20/2030	140,000	137,623
4.25%, 3/13/2031	2,345,000	2,309,239
4.25%, 8/22/2057	150,000	116,235
4.35%, 3/20/2033	250,000	243,387
4.55%, 12/1/2027	250,000	251,120
4.55%, 3/13/2033	355,000	349,245
4.65%, 12/1/2029	500,000	503,280
4.65%, 11/20/2035	500,000	486,330
4.70%, 12/1/2032	500,000	502,250
4.88%, 3/13/2036	415,000	408,460
4.95%, 12/5/2044 (a)	125,000	116,824
5.45%, 11/20/2055	500,000	472,880
5.65%, 3/13/2046	2,010,000	1,989,397
5.80%, 3/13/2056	3,280,000	3,251,661
5.95%, 3/13/2066	160,000	158,848
6.05%, 3/13/2076	225,000	224,221
AppLovin Corp. 5.38%, 12/1/2031	750,000	760,072
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Baidu, Inc. 2.38%, 8/23/2031	$1,200,000	$1,081,128
Booking Holdings, Inc. 5.38%, 5/7/2036	165,000	164,922
eBay, Inc.:
2.60%, 5/10/2031	100,000	90,087
2.70%, 3/11/2030	600,000	556,788
3.65%, 5/10/2051	550,000	400,163
4.25%, 3/6/2029	200,000	197,610
Expedia Group, Inc.:
3.25%, 2/15/2030	35,000	33,226
3.80%, 2/15/2028	50,000	49,372
4.63%, 8/1/2027	590,000	590,425
5.40%, 2/15/2035	155,000	153,472
5.50%, 4/15/2036	250,000	247,557
Meta Platforms, Inc.:
3.85%, 8/15/2032	500,000	472,320
4.20%, 11/15/2030	1,375,000	1,353,261
4.30%, 8/15/2029	145,000	144,700
4.45%, 8/15/2052	750,000	577,837
4.55%, 5/15/2031	415,000	412,767
4.55%, 8/15/2031	1,075,000	1,070,162
4.60%, 5/15/2028 (a)	250,000	251,300
4.60%, 11/15/2032	290,000	285,177
4.75%, 8/15/2034	1,135,000	1,113,957
4.88%, 5/15/2033	555,000	549,844
4.88%, 11/15/2035	1,500,000	1,459,575
4.95%, 5/15/2033	250,000	249,885
5.25%, 5/15/2036	1,390,000	1,379,867
5.40%, 8/15/2054	105,000	92,782
5.50%, 11/15/2045	280,000	259,862
5.55%, 8/15/2064	645,000	563,659
5.60%, 5/15/2053	500,000	454,920
5.63%, 11/15/2055	1,500,000	1,359,330
5.75%, 5/15/2063	500,000	450,250
5.75%, 11/15/2065	750,000	673,515
6.20%, 5/15/2046	1,000,000	1,000,230
6.30%, 5/15/2056	545,000	542,324
6.45%, 5/15/2066	2,285,000	2,259,499
Netflix, Inc.:
4.90%, 8/15/2034 (a)	60,000	59,838
5.40%, 8/15/2054	30,000	28,811
5.88%, 11/15/2028	1,250,000	1,289,600
Uber Technologies, Inc.:
4.15%, 1/15/2031	90,000	87,878
4.80%, 9/15/2034	500,000	489,450
4.80%, 9/15/2035	580,000	563,128
5.35%, 9/15/2054	300,000	278,820
VeriSign, Inc.:
2.70%, 6/15/2031	80,000	71,836
5.10%, 7/15/2031	85,000	85,244
5.25%, 6/1/2032	250,000	251,065
		55,239,329
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITIES — 0.2%
Apollo Debt Solutions BDC:
5.20%, 12/8/2028 (b)	$65,000	$63,962
5.70%, 1/23/2031 (b)	125,000	122,348
6.55%, 3/15/2032	100,000	100,822
6.70%, 7/29/2031 (a)	315,000	320,878
ARES Capital Corp.:
2.88%, 6/15/2028	500,000	478,360
5.10%, 1/15/2031	350,000	338,544
5.25%, 4/12/2031	140,000	136,048
5.50%, 9/1/2030	100,000	98,778
5.55%, 1/15/2030	200,000	198,850
5.80%, 3/8/2032 (a)	350,000	346,776
5.95%, 7/15/2029	65,000	65,608
ARES Strategic Income Fund:
5.15%, 1/15/2031	250,000	238,540
5.55%, 4/15/2031 (a)	60,000	58,134
5.70%, 3/15/2028	600,000	599,160
6.35%, 8/15/2029	250,000	252,197
Bain Capital Specialty Finance, Inc.:
5.95%, 3/15/2030 (a)	100,000	97,548
5.95%, 3/1/2031	250,000	241,625
Barings BDC, Inc.:
5.20%, 9/15/2028	135,000	132,818
7.00%, 2/15/2029 (a)	65,000	66,067
Barings Private Credit Corp.:
5.75%, 2/6/2029	340,000	337,222
6.15%, 6/11/2030 (a)	250,000	244,195
Blackstone Private Credit Fund:
4.95%, 9/26/2027	45,000	44,802
5.05%, 9/10/2030	210,000	201,064
5.35%, 3/12/2031	150,000	144,224
5.60%, 11/22/2029	250,000	246,650
5.95%, 7/16/2029	250,000	250,015
5.95%, 5/15/2031	300,000	295,530
7.30%, 11/27/2028	250,000	257,645
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	94,336
5.13%, 1/31/2031	200,000	191,504
5.30%, 6/30/2030	145,000	140,998
5.90%, 5/21/2031	125,000	123,098
Blue Owl Capital Corp.:
5.95%, 3/15/2029	165,000	164,911
6.20%, 7/15/2030 (a)	175,000	174,424
6.30%, 8/15/2031	105,000	104,383
Blue Owl Credit Income Corp.:
5.80%, 3/15/2030	200,000	194,866
6.55%, 10/15/2031 (b)	100,000	99,513
6.60%, 9/15/2029	250,000	251,550
6.65%, 3/15/2031 (a)	145,000	144,720
7.95%, 6/13/2028	200,000	206,814
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Blue Owl Technology Finance Corp.:
6.13%, 1/23/2031	$85,000	$82,164
6.50%, 10/15/2029	150,000	148,625
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031	205,000	197,409
Franklin BSP Capital Corp. 6.00%, 10/2/2030 (b)	250,000	241,835
Goldman Sachs BDC, Inc.:
5.10%, 1/28/2029	100,000	97,680
5.65%, 9/9/2030 (a)	160,000	157,248
Goldman Sachs Private Credit Corp.:
5.38%, 1/31/2029	60,000	59,476
5.88%, 1/31/2031	100,000	98,661
6.15%, 6/16/2031 (b)	95,000	94,243
6.25%, 5/6/2030	300,000	303,732
Golub Capital BDC, Inc.:
6.00%, 7/15/2029 (a)	200,000	200,212
6.25%, 6/1/2031	210,000	207,992
Golub Capital Private Credit Fund:
5.45%, 8/15/2028	300,000	296,223
5.80%, 9/12/2029	500,000	494,315
5.88%, 5/1/2030	70,000	68,952
HA Sustainable Infrastructure Capital, Inc.:
5.95%, 7/15/2033 (b)	100,000	100,415
6.15%, 1/15/2031	250,000	255,940
6.38%, 7/1/2034	125,000	127,580
6.75%, 7/15/2035	175,000	182,077
HPS Corporate Lending Fund:
5.45%, 11/15/2030	250,000	241,755
5.65%, 4/2/2031 (b)	100,000	97,018
5.85%, 6/5/2030	250,000	246,347
5.95%, 4/14/2032	175,000	171,309
6.25%, 9/30/2029	150,000	150,873
6.30%, 8/19/2031 (b)	175,000	174,297
Main Street Capital Corp. 5.40%, 8/15/2028	145,000	144,120
Morgan Stanley Direct Lending Fund:
6.00%, 5/19/2030	145,000	144,284
6.10%, 7/15/2031 (d)	250,000	246,827
MSD Investment Corp.:
6.13%, 2/5/2031 (b)	125,000	122,035
6.38%, 6/12/2029 (a) (b)	35,000	35,068
North Haven Private Income Fund LLC 5.13%, 9/25/2028 (b)	100,000	97,644
Oaktree Strategic Credit Fund:
6.19%, 7/15/2030 (a)	105,000	104,452
6.50%, 7/23/2029	40,000	40,327
Sixth Street Lending Partners:
5.75%, 1/15/2030 (a)	100,000	99,343
6.13%, 7/15/2030	125,000	125,579
Security Description	Principal Amount	Value
6.50%, 3/11/2029	$350,000	$357,143
Sixth Street Specialty Lending, Inc.:
5.63%, 8/15/2030	200,000	198,146
5.65%, 8/15/2031	250,000	245,360
6.95%, 8/14/2028	70,000	71,942
		14,398,175
IRON/STEEL — 0.1%
ArcelorMittal SA:
5.38%, 5/19/2036	250,000	247,760
6.00%, 6/17/2034 (a)	95,000	99,295
6.35%, 6/17/2054 (a)	350,000	365,851
6.55%, 11/29/2027	200,000	204,814
6.80%, 11/29/2032 (a)	175,000	192,134
Nucor Corp.:
2.70%, 6/1/2030	15,000	13,958
2.98%, 12/15/2055	50,000	31,245
3.13%, 4/1/2032	90,000	82,614
5.10%, 6/1/2035	1,000,000	1,005,040
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	9,643
3.25%, 10/15/2050	20,000	13,458
3.45%, 4/15/2030	40,000	38,149
5.25%, 5/15/2035	195,000	195,478
5.38%, 8/15/2034	105,000	106,168
5.75%, 5/15/2055	590,000	585,604
Vale Overseas Ltd.:
6.13%, 6/12/2033	375,000	393,499
6.40%, 6/28/2054	420,000	427,405
6.88%, 11/10/2039 (a)	300,000	333,549
		4,345,664
IT SERVICES — 0.3%
Accenture Capital, Inc. 4.05%, 10/4/2029	750,000	738,450
Apple, Inc.:
4.00%, 5/10/2028	925,000	921,328
4.00%, 5/12/2028	250,000	248,878
4.20%, 5/12/2030 (a)	1,250,000	1,247,112
4.30%, 5/10/2033 (a)	700,000	694,120
4.50%, 5/12/2032	250,000	251,350
4.75%, 5/12/2035 (a)	250,000	251,005
4.85%, 5/10/2053 (a)	2,000,000	1,834,680
Booz Allen Hamilton, Inc.:
5.95%, 8/4/2033 (a)	350,000	351,592
5.95%, 4/15/2035 (a)	350,000	348,390
CGI, Inc. 4.95%, 3/14/2030	250,000	248,917
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041	250,000	190,520
3.45%, 12/15/2051	250,000	174,610
4.15%, 2/15/2029	145,000	143,275
4.50%, 2/15/2031	160,000	157,854
4.75%, 7/15/2031	115,000	114,317
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 10/6/2032 (a)	$145,000	$143,280
4.85%, 2/1/2035 (a)	250,000	243,830
5.00%, 4/1/2030	1,180,000	1,190,372
5.00%, 2/15/2034	175,000	172,767
5.10%, 2/15/2036 (a)	250,000	246,378
5.25%, 2/15/2037	250,000	246,143
5.50%, 4/1/2035	250,000	254,557
Genpact Luxembourg SARL/Genpact USA, Inc. 6.00%, 6/4/2029	100,000	102,257
Genpact U.K. Finco PLC/Genpact USA, Inc. 4.95%, 11/18/2030	125,000	123,128
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	90,000	89,499
4.15%, 9/15/2028	80,000	79,182
4.40%, 9/25/2027	590,000	588,796
4.40%, 10/15/2030	250,000	245,300
4.50%, 3/23/2028	100,000	99,892
4.55%, 10/15/2029	200,000	198,856
4.60%, 3/23/2029 (a)	90,000	89,848
4.85%, 10/15/2031	200,000	199,120
5.00%, 10/15/2034	145,000	142,125
5.25%, 7/1/2028	250,000	253,030
5.25%, 4/1/2033	145,000	145,523
5.60%, 10/15/2054 (a)	600,000	556,764
HP, Inc. 6.10%, 4/25/2035	180,000	188,390
IBM International Capital Pte. Ltd.:
4.90%, 2/5/2034	500,000	494,130
5.30%, 2/5/2054	605,000	543,677
International Business Machines Corp.:
4.00%, 2/3/2029	100,000	98,738
4.30%, 2/3/2031	200,000	196,624
4.60%, 2/3/2033	140,000	137,094
4.65%, 2/10/2028	500,000	501,330
4.80%, 2/10/2030	250,000	251,322
4.95%, 2/3/2036	1,200,000	1,170,372
5.00%, 2/10/2032	500,000	502,760
5.20%, 2/10/2035	250,000	250,890
5.70%, 2/10/2055	250,000	239,350
5.80%, 2/3/2056	115,000	111,421
Kyndryl Holdings, Inc. 6.35%, 2/20/2034 (a)	490,000	461,090
Leidos, Inc.:
4.10%, 3/15/2029	85,000	83,610
5.00%, 3/15/2036	200,000	192,488
5.50%, 3/15/2035	235,000	236,732
NetApp, Inc.:
5.50%, 3/17/2032	140,000	142,953
5.70%, 3/17/2035	200,000	204,788
		19,334,804
Security Description	Principal Amount	Value
LEISURE TIME — 0.0% *
Brunswick Corp. 4.40%, 9/15/2032	$250,000	$237,117
Polaris, Inc. 6.95%, 3/15/2029	350,000	366,688
Royal Caribbean Cruises Ltd.:
4.75%, 5/15/2033	400,000	389,528
5.25%, 2/27/2038	200,000	193,494
5.38%, 1/15/2036	190,000	188,596
		1,375,423
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	50,000	47,960
5.85%, 8/1/2034 (a)	125,000	126,976
Hyatt Hotels Corp.:
4.38%, 9/15/2028	50,000	49,669
5.05%, 3/30/2028	300,000	301,695
5.25%, 6/30/2029	110,000	111,683
5.38%, 12/15/2031	200,000	203,168
5.75%, 3/30/2032	125,000	128,784
Las Vegas Sands Corp.:
5.63%, 6/15/2028	590,000	597,121
5.65%, 5/18/2033	75,000	75,028
6.00%, 8/15/2029	125,000	128,197
6.00%, 6/14/2030	125,000	128,454
6.20%, 8/15/2034	125,000	128,654
Marriott International, Inc.:
Series GG, 3.50%, 10/15/2032	500,000	460,020
4.50%, 5/1/2033	155,000	149,887
4.80%, 3/15/2030	200,000	200,828
5.00%, 10/15/2027	55,000	55,375
5.10%, 4/15/2032	660,000	667,280
5.10%, 5/1/2038	200,000	192,860
5.25%, 10/15/2035	250,000	249,992
5.35%, 3/15/2035	400,000	403,648
5.50%, 4/15/2037	250,000	252,275
5.55%, 10/15/2028	155,000	158,064
Sands China Ltd. 5.40%, 8/8/2028	750,000	755,040
		5,572,658
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
Series K, 4.10%, 8/15/2028	570,000	567,002
Series L, 4.20%, 5/15/2028	350,000	348,862
Series L, 4.30%, 5/15/2029	260,000	259,059
4.40%, 3/3/2028	500,000	500,555
Series L, 4.50%, 5/15/2031	315,000	313,368
4.60%, 11/15/2027	750,000	753,232
4.80%, 1/8/2030	100,000	101,376
Caterpillar, Inc.:
2.60%, 9/19/2029	100,000	94,499
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 4/9/2030 (a)	$95,000	$89,042
3.25%, 4/9/2050	125,000	87,930
3.80%, 8/15/2042	125,000	103,693
4.75%, 5/15/2064	25,000	21,989
5.20%, 5/15/2035	250,000	255,125
5.50%, 5/15/2055 (a)	500,000	506,630
Eaton Capital ULC 4.45%, 5/9/2030	750,000	745,357
GE Vernova, Inc. 5.50%, 2/4/2056	1,000,000	970,070
Oshkosh Corp. 3.10%, 3/1/2030	10,000	9,402
Vertiv Holdings Co. 5.80%, 3/15/2056	500,000	492,200
		6,219,391
MACHINERY-DIVERSIFIED — 0.2%
AGCO Corp. 5.80%, 3/21/2034	500,000	509,360
CNH Industrial Capital LLC:
4.38%, 3/7/2031	250,000	244,563
4.50%, 10/16/2030	350,000	344,851
4.55%, 4/10/2028	125,000	124,683
4.95%, 6/25/2031	100,000	99,856
5.10%, 4/20/2029	125,000	126,071
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	15,000	14,843
Deere & Co.:
2.88%, 9/7/2049	35,000	23,104
3.90%, 6/9/2042	225,000	190,748
5.45%, 1/16/2035 (a)	250,000	258,535
5.70%, 1/19/2055	1,000,000	1,028,180
Deere Funding Canada Corp. 4.15%, 10/9/2030	515,000	505,740
Flowserve Corp.:
2.80%, 1/15/2032	75,000	66,546
3.50%, 10/1/2030	35,000	32,991
5.70%, 5/15/2036	85,000	85,458
IDEX Corp.:
2.63%, 6/15/2031	100,000	89,983
3.00%, 5/1/2030	25,000	23,432
4.95%, 9/1/2029	35,000	35,202
Ingersoll Rand, Inc.:
5.18%, 6/15/2029	750,000	763,147
5.45%, 6/15/2034	105,000	106,912
5.70%, 6/15/2054 (a)	285,000	282,461
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	61,034
Series MTN, 1.50%, 3/6/2028	100,000	95,484
Series MTN, 2.80%, 7/18/2029	50,000	47,688
Series MTN, 3.35%, 4/18/2029	100,000	97,376
Series I, 3.90%, 3/9/2029	200,000	197,508
Security Description	Principal Amount	Value
Series I, 4.13%, 1/18/2029	$85,000	$84,479
Series I, 4.38%, 4/15/2031	125,000	123,720
Series MTN, 4.38%, 10/15/2030	175,000	173,938
4.40%, 9/8/2031	1,000,000	991,530
Series J, 4.40%, 6/15/2029	195,000	194,864
4.65%, 1/7/2028	85,000	85,479
Series MTN, 4.70%, 6/10/2030	750,000	754,935
Series MTN, 4.85%, 6/11/2029	200,000	202,534
Series MTN, 4.90%, 3/7/2031	350,000	354,536
Series MTN, 4.95%, 7/14/2028	805,000	815,054
Series MTN, 5.05%, 6/12/2034	200,000	201,986
Series MTN, 5.10%, 4/11/2034	250,000	253,617
Series I, 5.15%, 9/8/2033 (a)	100,000	102,276
Nordson Corp. 4.50%, 12/15/2029	250,000	248,270
nVent Finance SARL:
2.75%, 11/15/2031	50,000	44,668
4.55%, 4/15/2028	50,000	49,776
Otis Worldwide Corp.:
2.57%, 2/15/2030	750,000	696,487
3.11%, 2/15/2040	250,000	192,128
4.49%, 5/7/2029	155,000	154,389
5.13%, 11/19/2031	100,000	101,430
Regal Rexnord Corp.:
6.05%, 4/15/2028	500,000	510,290
6.30%, 2/15/2030	1,000,000	1,042,860
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	83,077
4.20%, 3/1/2049	250,000	207,583
Westinghouse Air Brake Technologies Corp.:
4.70%, 9/15/2028	300,000	300,414
5.50%, 5/29/2035	250,000	255,080
Xylem, Inc.:
1.95%, 1/30/2028	45,000	43,263
5.20%, 6/1/2033	140,000	141,877
5.45%, 6/1/2036	70,000	71,285
		13,937,581
MEDIA — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	296,551
2.80%, 4/1/2031	290,000	258,489
3.50%, 6/1/2041	500,000	349,615
3.50%, 3/1/2042	500,000	345,615
3.70%, 4/1/2051	730,000	453,279
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 4/1/2061	$100,000	$58,483
3.90%, 6/1/2052	850,000	541,458
4.20%, 3/15/2028	250,000	246,682
4.40%, 4/1/2033	315,000	289,794
4.40%, 12/1/2061	100,000	64,227
4.80%, 3/1/2050	655,000	488,316
5.05%, 3/30/2029	100,000	99,619
5.25%, 4/1/2053	750,000	585,600
5.38%, 5/1/2047	150,000	120,918
5.85%, 12/1/2035	1,000,000	967,620
6.10%, 6/1/2029	1,615,000	1,654,051
6.48%, 10/23/2045	685,000	629,241
6.55%, 6/1/2034	180,000	183,663
6.70%, 12/1/2055 (a)	500,000	476,280
Comcast Corp.:
1.50%, 2/15/2031 (a)	150,000	129,444
1.95%, 1/15/2031	70,000	61,725
2.45%, 8/15/2052	115,000	58,836
2.65%, 8/15/2062	75,000	36,256
2.80%, 1/15/2051	805,000	452,048
2.89%, 11/1/2051	350,000	198,188
2.94%, 11/1/2056	1,000,000	540,630
2.99%, 11/1/2063	550,000	286,302
3.20%, 7/15/2036	250,000	207,442
3.40%, 4/1/2030	550,000	525,211
3.40%, 7/15/2046	100,000	67,572
3.75%, 4/1/2040	250,000	199,928
3.90%, 3/1/2038	150,000	126,884
4.00%, 11/1/2049	69,000	48,970
4.20%, 8/15/2034	100,000	92,917
4.25%, 10/15/2030	50,000	49,026
4.25%, 1/15/2033	50,000	47,677
4.60%, 10/15/2038	305,000	275,211
4.65%, 2/15/2033	500,000	489,110
4.65%, 7/15/2042	75,000	63,974
4.70%, 10/15/2048	500,000	399,965
4.95%, 5/15/2032	600,000	601,656
4.95%, 10/15/2058	105,000	84,278
5.17%, 1/15/2037 (b)	500,000	479,980
5.30%, 6/1/2034	1,200,000	1,204,680
5.30%, 5/15/2035 (a)	150,000	150,329
5.35%, 5/15/2053	1,500,000	1,294,695
5.50%, 11/15/2032 (a)	605,000	623,102
5.65%, 6/1/2054 (a)	2,110,000	1,904,148
6.05%, 5/15/2055 (a)	1,200,000	1,148,244
Fox Corp.:
4.71%, 1/25/2029	40,000	39,972
5.48%, 1/25/2039	275,000	266,046
5.58%, 1/25/2049 (a)	525,000	486,512
6.50%, 10/13/2033	240,000	255,372
Space Exploration Technologies Corp.:
5.35%, 7/15/2031 (b)	1,500,000	1,498,365
5.88%, 7/15/2036 (b)	2,000,000	1,973,520
6.65%, 7/15/2056 (b)	1,500,000	1,446,525
Security Description	Principal Amount	Value
Time Warner Cable LLC:
4.50%, 9/15/2042	$100,000	$75,358
5.50%, 9/1/2041	425,000	363,018
5.88%, 11/15/2040	50,000	44,763
6.75%, 6/15/2039	50,000	48,876
TWDC Enterprises 18 Corp. Series MTN, 3.00%, 7/30/2046	75,000	51,360
Walt Disney Co.:
2.00%, 9/1/2029	185,000	171,811
2.20%, 1/13/2028	570,000	553,065
2.65%, 1/13/2031	440,000	406,336
3.50%, 5/13/2040	1,650,000	1,352,224
3.60%, 1/13/2051	1,575,000	1,149,419
3.75%, 3/14/2029	260,000	255,840
3.80%, 5/13/2060	90,000	65,085
4.00%, 3/14/2031	350,000	341,957
4.63%, 3/14/2036	350,000	339,521
4.70%, 3/23/2050 (a)	700,000	612,787
5.40%, 10/1/2043	75,000	73,418
6.65%, 11/15/2037	250,000	279,900
		32,108,979
METAL FABRICATE & HARDWARE — 0.0% *
Timken Co.:
4.13%, 4/1/2032	55,000	52,240
4.50%, 12/15/2028	20,000	19,891
		72,131
MINING — 0.2%
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	252,125
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	125,000	107,681
4.75%, 2/28/2028	350,000	351,823
5.00%, 2/21/2030	200,000	202,480
5.00%, 2/15/2036	250,000	249,305
5.00%, 9/30/2043	50,000	47,139
5.10%, 9/8/2028	250,000	253,052
5.13%, 2/21/2032	200,000	203,190
5.25%, 9/8/2033	250,000	255,220
5.30%, 2/21/2035	700,000	713,342
5.50%, 9/8/2053	95,000	93,541
5.75%, 9/5/2055	130,000	131,975
Freeport-McMoRan, Inc.:
4.63%, 8/1/2030	1,000,000	992,990
5.45%, 3/15/2043	350,000	338,492
Newmont Corp. 2.60%, 7/15/2032	500,000	447,765
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35%, 3/15/2034	965,000	988,768
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	154,135
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	21,327
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 3/14/2028	$55,000	$55,106
4.75%, 3/22/2042	150,000	138,499
4.88%, 3/14/2030	115,000	116,071
5.00%, 3/14/2032	1,000,000	1,010,480
5.00%, 3/9/2033	250,000	252,040
5.13%, 3/9/2053	400,000	370,716
5.25%, 3/14/2035	585,000	594,184
5.75%, 3/14/2055 (a)	460,000	465,152
5.88%, 3/14/2065	105,000	106,697
Southern Copper Corp.:
5.35%, 6/24/2036	1,500,000	1,489,650
5.88%, 4/23/2045	607,000	608,293
		11,011,238
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.38%, 8/26/2029	100,000	93,749
2.88%, 10/15/2027	225,000	220,696
3.05%, 4/15/2030	500,000	472,570
3.25%, 8/26/2049	310,000	212,297
Series MTN, 3.38%, 3/1/2029	50,000	48,546
Series MTN, 3.63%, 10/15/2047	25,000	18,663
Series MTN, 4.00%, 9/14/2048	1,030,000	810,219
5.15%, 3/15/2035 (a)	500,000	504,870
Eaton Corp.:
3.10%, 9/15/2027	100,000	98,671
3.85%, 3/6/2028	350,000	346,710
3.95%, 3/6/2029	200,000	197,158
4.15%, 3/15/2033 (a)	500,000	483,040
4.15%, 11/2/2042	25,000	21,559
4.20%, 3/6/2031	240,000	235,279
4.35%, 5/18/2028	205,000	204,850
4.80%, 3/6/2036	200,000	196,226
5.45%, 3/6/2056	200,000	196,232
Illinois Tool Works, Inc. 3.90%, 9/1/2042	325,000	271,047
Parker-Hannifin Corp.:
4.00%, 6/14/2049	40,000	31,874
4.25%, 9/15/2027	750,000	748,650
4.50%, 9/15/2029	500,000	499,755
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	228,427
Textron, Inc.:
2.45%, 3/15/2031	30,000	27,073
3.90%, 9/17/2029	50,000	48,707
4.95%, 3/15/2036	165,000	160,608
5.50%, 5/15/2035	200,000	203,460
6.10%, 11/15/2033	200,000	211,674
		6,792,610
Security Description	Principal Amount	Value
MULTI-NATIONAL — 0.0% *
Asian Infrastructure Investment Bank:
4.13%, 1/18/2029	$205,000	$204,791
4.25%, 3/13/2034	150,000	148,804
		353,595
OFFICE & BUSINESS EQUIPMENT — 0.0% *
CDW LLC/CDW Finance Corp.:
3.57%, 12/1/2031 (a)	500,000	459,315
5.55%, 8/22/2034	140,000	138,095
		597,410
OIL & GAS — 0.8%
APA Corp. 5.10%, 9/1/2040	500,000	460,145
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	446,415
2.72%, 1/12/2032	500,000	449,695
2.94%, 6/4/2051	105,000	66,467
3.00%, 2/24/2050	250,000	162,175
3.00%, 3/17/2052	1,000,000	637,120
3.06%, 6/17/2041	500,000	376,390
3.38%, 2/8/2061	900,000	579,861
3.63%, 4/6/2030	200,000	193,258
3.94%, 9/21/2028	100,000	98,804
4.81%, 2/13/2033	535,000	531,437
4.87%, 11/25/2029	500,000	504,505
4.89%, 9/11/2033	500,000	497,690
5.02%, 11/17/2027	750,000	756,727
Canadian Natural Resources Ltd.:
Series GMTN, 4.95%, 6/1/2047	100,000	88,736
5.00%, 12/15/2029	200,000	201,998
5.40%, 12/15/2034 (a)	1,475,000	1,488,349
Cenovus Energy, Inc.:
2.65%, 1/15/2032	35,000	31,247
5.40%, 3/20/2036	125,000	123,790
6.75%, 11/15/2039	750,000	825,232
Chevron Corp.:
2.24%, 5/11/2030 (a)	100,000	91,974
3.08%, 5/11/2050	600,000	402,384
Chevron USA, Inc.:
1.02%, 8/12/2027	40,000	38,670
2.34%, 8/12/2050	65,000	37,291
3.95%, 8/13/2027	200,000	199,690
4.05%, 8/13/2028	155,000	154,225
4.30%, 10/15/2030 (a)	145,000	144,175
4.48%, 2/26/2028	750,000	752,002
4.50%, 10/15/2032	200,000	199,034
4.69%, 4/15/2030	250,000	251,740
4.82%, 4/15/2032	200,000	201,982
4.85%, 10/15/2035 (a)	200,000	199,320
4.98%, 4/15/2035	250,000	251,448
See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
CNOOC Finance 2014 ULC 4.88%, 4/30/2044 (a)	$100,000	$97,881
CNOOC Finance 2015 USA LLC 4.38%, 5/2/2028	250,000	249,418
ConocoPhillips 6.50%, 2/1/2039	75,000	83,023
ConocoPhillips Co.:
3.80%, 3/15/2052	500,000	366,395
4.03%, 3/15/2062	215,000	156,894
4.70%, 1/15/2030	250,000	250,805
5.00%, 1/15/2035	1,250,000	1,247,662
5.05%, 9/15/2033 (a)	500,000	506,505
5.30%, 5/15/2053	750,000	698,197
5.50%, 1/15/2055 (a)	145,000	138,959
5.65%, 1/15/2065	145,000	139,831
6.95%, 4/15/2029	50,000	53,126
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	22,417
5.20%, 9/15/2034 (a)	300,000	300,336
5.40%, 2/15/2035 (a) (b)	40,000	40,318
5.60%, 7/15/2041	750,000	738,577
5.75%, 9/15/2054	300,000	289,062
5.90%, 2/15/2055 (b)	385,000	379,421
Diamondback Energy, Inc.:
3.50%, 12/1/2029	100,000	96,439
5.55%, 4/1/2035	645,000	658,074
5.75%, 4/18/2054	350,000	340,238
6.25%, 3/15/2033	550,000	585,200
6.25%, 3/15/2053	250,000	258,957
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,851
4.38%, 4/15/2030	30,000	29,716
4.40%, 7/15/2028	90,000	89,815
4.40%, 1/15/2031	115,000	113,462
4.95%, 4/15/2050	35,000	31,256
5.00%, 7/15/2032	250,000	251,680
5.35%, 1/15/2036	180,000	181,935
5.65%, 12/1/2054	335,000	327,945
5.95%, 7/15/2055	155,000	157,905
EQT Corp.:
5.70%, 4/1/2028	500,000	508,205
7.50%, 6/1/2030	1,000,000	1,078,720
Equinor ASA:
3.13%, 4/6/2030	1,000,000	951,780
3.25%, 11/18/2049	305,000	211,081
3.63%, 9/10/2028	50,000	49,324
3.63%, 4/6/2040	100,000	83,412
3.70%, 4/6/2050	250,000	187,548
3.95%, 5/15/2043	50,000	41,283
4.50%, 9/3/2030	250,000	249,258
4.75%, 11/14/2035	500,000	486,875
4.80%, 11/8/2043	30,000	27,670
5.13%, 6/3/2035	250,000	252,312
Security Description	Principal Amount	Value
Expand Energy Corp.:
5.38%, 3/15/2030	$500,000	$501,995
5.70%, 1/15/2035	85,000	85,880
Exxon Mobil Corp.:
2.44%, 8/16/2029	50,000	47,240
2.61%, 10/15/2030	1,300,000	1,205,711
3.00%, 8/16/2039	50,000	39,580
3.10%, 8/16/2049	50,000	33,823
3.45%, 4/15/2051	545,000	388,405
3.48%, 3/19/2030	250,000	242,093
4.11%, 3/1/2046	625,000	516,900
4.23%, 3/19/2040	1,105,000	995,406
4.33%, 3/19/2050	250,000	208,623
Helmerich & Payne, Inc. 5.50%, 12/1/2034	250,000	245,358
Hess Corp.:
5.60%, 2/15/2041	75,000	75,944
5.80%, 4/1/2047	750,000	756,840
HF Sinclair Corp.:
5.75%, 1/15/2031	160,000	163,411
6.25%, 1/15/2035	250,000	259,312
Marathon Petroleum Corp.:
3.80%, 4/1/2028	30,000	29,614
4.50%, 4/1/2048	25,000	20,237
5.15%, 3/1/2030	800,000	810,920
5.70%, 3/1/2035	350,000	359,282
Occidental Petroleum Corp.:
5.55%, 10/1/2034 (a)	895,000	915,406
6.45%, 9/15/2036	500,000	536,075
6.63%, 9/1/2030	534,000	564,758
Ovintiv, Inc. 7.10%, 7/15/2053	800,000	883,680
Patterson-UTI Energy, Inc. 6.05%, 5/15/2036	35,000	34,861
Phillips 66 Co.:
2.15%, 12/15/2030	150,000	134,559
3.15%, 12/15/2029	100,000	95,078
3.30%, 3/15/2052	500,000	328,025
3.75%, 3/1/2028	25,000	24,671
3.90%, 3/15/2028	50,000	49,448
4.88%, 11/15/2044	95,000	84,610
4.90%, 10/1/2046	10,000	8,722
4.95%, 3/15/2035	200,000	197,042
5.30%, 6/30/2033	500,000	506,515
5.50%, 3/15/2055	200,000	186,018
5.65%, 6/15/2054 (a)	500,000	472,445
Series B, 5 yr. CMT + 2.17%, 6.20%, 3/15/2056 (c)	750,000	752,782
Pioneer Natural Resources Co. 2.15%, 1/15/2031	420,000	376,799
Shell Finance U.S., Inc.:
2.38%, 11/7/2029	100,000	93,608
2.75%, 4/6/2030	600,000	562,974
3.13%, 11/7/2049 (b)	100,000	67,549
3.25%, 4/6/2050	500,000	345,635
See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 11/13/2028 (b)	$500,000	$493,430
4.00%, 5/10/2046	100,000	79,870
4.13%, 11/6/2030	140,000	137,490
4.13%, 5/11/2035	75,000	70,662
4.38%, 5/11/2045	1,750,000	1,489,827
4.55%, 8/12/2043	250,000	219,883
4.75%, 1/6/2036	400,000	391,448
5.13%, 10/15/2041 (b)	500,000	479,750
5.50%, 3/25/2040 (b)	25,000	25,239
Shell International Finance BV 2.88%, 11/26/2041	350,000	255,591
Suncor Energy, Inc.:
3.75%, 3/4/2051	785,000	569,572
4.00%, 11/15/2047	70,000	53,635
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	374,100
3.13%, 5/29/2050	700,000	465,948
3.46%, 2/19/2029 (a)	500,000	488,035
TotalEnergies Capital SA:
3.88%, 10/11/2028	25,000	24,756
4.72%, 9/10/2034	125,000	123,509
5.15%, 4/5/2034	125,000	126,743
5.28%, 9/10/2054	250,000	234,655
5.43%, 9/10/2064	250,000	235,035
5.49%, 4/5/2054	200,000	193,266
5.64%, 4/5/2064	200,000	194,188
TotalEnergies Capital USA LLC:
4.25%, 1/13/2031	250,000	245,818
4.57%, 1/13/2033	250,000	245,128
4.86%, 1/13/2036	210,000	205,762
Valero Energy Corp.:
2.15%, 9/15/2027	550,000	535,447
3.65%, 12/1/2051	750,000	522,157
5.15%, 3/10/2036	200,000	196,966
6.63%, 6/15/2037	250,000	274,692
Viper Energy Partners LLC 5.70%, 8/1/2035	750,000	759,997
Woodside Finance Ltd.:
5.10%, 9/12/2034	500,000	491,865
5.70%, 9/12/2054	350,000	335,538
		49,223,580
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.:
3.34%, 12/15/2027	50,000	49,235
4.05%, 3/11/2029	175,000	172,506
4.08%, 12/15/2047	150,000	119,082
4.35%, 6/15/2031	250,000	245,020
4.65%, 6/15/2033	350,000	342,244
5.00%, 6/15/2036	1,500,000	1,467,315
5.85%, 6/15/2056	500,000	493,990
Security Description	Principal Amount	Value
Halliburton Co.:
2.92%, 3/1/2030	$500,000	$469,375
4.85%, 11/15/2035 (a)	150,000	145,660
5.00%, 11/15/2045	635,000	568,281
7.45%, 9/15/2039	25,000	29,229
NOV, Inc. 3.60%, 12/1/2029	100,000	96,111
Schlumberger Investment SA:
4.55%, 5/7/2031	140,000	139,121
4.80%, 5/7/2033 (a)	120,000	119,364
5.15%, 5/7/2036	100,000	99,535
		4,556,068
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 5.63%, 5/26/2033	160,000	164,480
Amcor Flexibles North America, Inc.:
2.69%, 5/25/2031	130,000	117,706
4.25%, 3/8/2029	165,000	163,424
4.80%, 3/17/2028	60,000	60,184
5.10%, 3/17/2030	110,000	111,112
5.50%, 3/17/2035	140,000	142,302
Amcor Group Finance PLC 5.45%, 5/23/2029	500,000	509,940
AptarGroup, Inc. 4.75%, 3/30/2031	625,000	619,200
Berry Global, Inc.:
5.65%, 1/15/2034	40,000	40,949
5.80%, 6/15/2031	250,000	259,255
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	23,669
3.40%, 12/15/2027	35,000	34,487
4.05%, 12/15/2049	10,000	7,787
5.20%, 8/15/2035	635,000	634,784
Smurfit Kappa Treasury ULC:
5.20%, 1/15/2030	400,000	405,568
5.44%, 4/3/2034	500,000	506,630
Smurfit Westrock Financing DAC 5.19%, 1/15/2036 (a)	200,000	198,182
Sonoco Products Co.:
4.60%, 9/1/2029	125,000	124,236
5.00%, 9/1/2034 (a)	145,000	142,043
WRKCo, Inc.:
3.00%, 6/15/2033	500,000	439,945
4.20%, 6/1/2032	50,000	47,983
		4,753,866
PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
3.20%, 11/21/2029	1,245,000	1,192,150
3.78%, 3/3/2028	300,000	297,060
4.05%, 11/21/2039	1,450,000	1,277,174
4.13%, 3/15/2031	1,180,000	1,154,335
4.25%, 11/14/2028	35,000	34,874
See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 11/21/2049	$1,340,000	$1,094,579
4.30%, 5/14/2036	50,000	47,194
4.40%, 3/15/2033	125,000	122,344
4.40%, 11/6/2042	50,000	43,991
4.45%, 5/14/2046	150,000	128,933
4.50%, 5/14/2035	50,000	48,166
4.55%, 3/15/2035	350,000	339,353
4.75%, 3/15/2036	1,095,000	1,071,304
4.75%, 3/15/2045	75,000	67,462
4.80%, 3/15/2029	150,000	151,199
4.88%, 3/15/2030	100,000	101,109
4.88%, 11/14/2048	25,000	22,480
4.95%, 3/15/2031	80,000	81,143
5.05%, 3/15/2034	250,000	252,685
5.20%, 3/15/2035	110,000	111,777
5.35%, 3/15/2044	790,000	771,672
5.40%, 3/15/2054	2,155,000	2,071,666
5.50%, 3/15/2064	110,000	105,826
5.55%, 3/15/2056	40,000	39,334
5.60%, 3/15/2055	65,000	64,421
5.65%, 3/15/2066	105,000	103,362
AstraZeneca Finance LLC:
1.75%, 5/28/2028	755,000	719,726
2.25%, 5/28/2031	20,000	17,958
4.00%, 3/2/2031	165,000	160,941
4.30%, 3/2/2033	200,000	194,534
4.60%, 3/2/2036	145,000	140,538
4.85%, 2/26/2029	165,000	166,670
4.88%, 3/3/2028	250,000	252,167
5.00%, 2/26/2034	1,085,000	1,095,470
AstraZeneca PLC:
4.00%, 1/17/2029	35,000	34,670
4.00%, 9/18/2042	25,000	21,205
4.38%, 8/17/2048	40,000	34,472
6.45%, 9/15/2037	1,025,000	1,137,996
Becton Dickinson & Co.:
1.96%, 2/11/2031	765,000	676,092
4.69%, 2/13/2028	265,000	265,429
4.87%, 2/8/2029	250,000	251,387
Bristol-Myers Squibb Co.:
1.13%, 11/13/2027	50,000	47,997
1.45%, 11/13/2030	30,000	26,390
2.35%, 11/13/2040	520,000	364,385
2.55%, 11/13/2050	30,000	17,689
2.95%, 3/15/2032	95,000	86,801
3.25%, 8/1/2042	50,000	37,928
3.40%, 7/26/2029	905,000	878,167
3.55%, 3/15/2042	550,000	437,629
3.70%, 3/15/2052	500,000	366,575
4.13%, 6/15/2039	535,000	477,166
4.25%, 10/26/2049	1,150,000	934,202
4.35%, 11/15/2047	225,000	187,493
4.55%, 2/20/2048	100,000	85,509
4.90%, 2/22/2029	115,000	116,549
5.10%, 2/22/2031	1,500,000	1,528,695
Security Description	Principal Amount	Value
5.20%, 2/22/2034	$95,000	$96,905
5.50%, 2/22/2044	35,000	34,740
5.55%, 2/22/2054 (a)	120,000	117,163
5.90%, 11/15/2033	135,000	143,350
Cardinal Health, Inc.:
4.50%, 9/15/2030	600,000	594,558
4.90%, 9/15/2045	25,000	22,340
5.13%, 2/15/2029	250,000	252,817
5.15%, 9/15/2035	70,000	69,880
5.35%, 11/15/2034	350,000	354,249
Cencora, Inc.:
2.70%, 3/15/2031	200,000	182,334
2.80%, 5/15/2030	100,000	93,200
3.45%, 12/15/2027	50,000	49,246
4.25%, 11/15/2030	100,000	97,882
4.63%, 12/15/2027	540,000	540,702
4.85%, 12/15/2029	65,000	65,410
4.90%, 2/13/2036	200,000	194,966
5.13%, 2/15/2034	145,000	145,374
5.15%, 2/15/2035	105,000	104,849
5.65%, 2/13/2056	540,000	530,258
CVS Health Corp.:
1.30%, 8/21/2027	300,000	289,458
1.88%, 2/28/2031	250,000	219,342
3.75%, 4/1/2030	250,000	241,745
4.13%, 4/1/2040	350,000	297,762
4.30%, 3/25/2028	1,179,000	1,172,940
4.78%, 3/25/2038	1,000,000	937,440
4.88%, 7/20/2035	45,000	43,601
5.00%, 1/30/2029	820,000	827,560
5.00%, 9/15/2032	60,000	60,104
5.05%, 3/25/2048	1,800,000	1,589,706
5.13%, 2/21/2030	100,000	101,121
5.13%, 7/20/2045	185,000	167,495
5.25%, 2/21/2033	100,000	101,614
5.30%, 6/1/2033	80,000	81,102
5.40%, 6/1/2029	750,000	766,552
5.45%, 9/15/2035	100,000	101,301
5.55%, 6/1/2031	1,000,000	1,029,750
5.70%, 6/1/2034	250,000	258,057
5.88%, 6/1/2053	860,000	840,151
6.00%, 6/1/2044	250,000	251,910
6.05%, 6/1/2054	250,000	249,860
6.20%, 9/15/2055	625,000	639,937
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	57,067
2.50%, 9/15/2060	250,000	135,595
4.00%, 10/15/2028	635,000	630,784
4.15%, 8/14/2027	140,000	139,909
4.15%, 5/20/2029	125,000	124,371
4.20%, 8/14/2029	90,000	89,526
4.25%, 3/15/2031	250,000	247,620
4.38%, 5/20/2031	250,000	248,002
4.50%, 2/9/2029	165,000	165,837
4.55%, 2/12/2028	170,000	170,743
See accompanying notes to financial statements.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 10/15/2032	$180,000	$178,997
4.60%, 8/14/2034	145,000	142,993
4.65%, 5/20/2033	250,000	248,605
4.70%, 2/27/2033	225,000	225,720
4.70%, 2/9/2034	250,000	248,340
4.75%, 2/12/2030	145,000	146,553
4.85%, 5/20/2036	350,000	346,706
4.88%, 2/27/2053	140,000	126,666
4.90%, 10/15/2035	140,000	139,730
5.00%, 2/9/2054	1,090,000	1,005,906
5.05%, 8/14/2054	100,000	92,779
5.10%, 2/12/2035	250,000	253,962
5.10%, 2/9/2064	300,000	274,092
5.20%, 8/14/2064	90,000	83,484
5.50%, 2/12/2055	1,755,000	1,743,066
5.55%, 10/15/2055	155,000	155,047
5.60%, 5/20/2056	120,000	120,540
5.65%, 10/15/2065	545,000	545,011
5.70%, 5/20/2066	115,000	115,608
GlaxoSmithKline Capital PLC 3.38%, 6/1/2029	835,000	813,165
GlaxoSmithKline Capital, Inc.:
3.88%, 5/15/2028	100,000	99,283
4.20%, 3/18/2043	25,000	21,629
4.88%, 4/15/2035	850,000	842,316
6.38%, 5/15/2038	50,000	55,064
Johnson & Johnson:
0.95%, 9/1/2027	815,000	786,744
1.30%, 9/1/2030	1,070,000	948,127
2.10%, 9/1/2040	565,000	395,669
2.25%, 9/1/2050	100,000	57,954
2.45%, 9/1/2060	65,000	35,277
2.90%, 1/15/2028	250,000	245,600
3.40%, 1/15/2038	100,000	86,593
3.55%, 3/1/2036	150,000	136,124
3.63%, 3/3/2037	200,000	178,986
3.75%, 3/3/2047	100,000	79,462
4.50%, 12/5/2043 (a)	50,000	46,284
4.55%, 3/1/2028	135,000	135,756
4.70%, 3/1/2030	125,000	126,551
4.80%, 6/1/2029	165,000	167,866
4.85%, 3/1/2032	200,000	204,306
4.95%, 6/1/2034	105,000	107,820
5.00%, 3/1/2035	700,000	717,395
5.25%, 6/1/2054 (a)	460,000	458,887
McKesson Corp.:
4.25%, 9/15/2029	100,000	98,969
4.65%, 5/30/2030	250,000	250,037
4.95%, 5/30/2032	500,000	504,210
5.25%, 5/30/2035	250,000	254,045
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	22,081
Merck & Co., Inc.:
1.45%, 6/24/2030	55,000	48,908
1.90%, 12/10/2028	100,000	94,369
Security Description	Principal Amount	Value
2.15%, 12/10/2031	$195,000	$172,121
2.35%, 6/24/2040	570,000	405,384
2.75%, 12/10/2051	150,000	92,075
3.40%, 3/7/2029	100,000	97,543
3.60%, 9/15/2042	25,000	20,011
3.70%, 2/10/2045	50,000	39,274
3.85%, 9/15/2027	250,000	249,050
3.85%, 3/15/2029	180,000	177,700
3.90%, 3/7/2039	100,000	88,124
4.00%, 3/7/2049	65,000	51,707
4.05%, 5/17/2028	100,000	99,681
4.15%, 9/15/2030	145,000	143,288
4.15%, 3/15/2031	250,000	245,277
4.30%, 5/22/2028	140,000	139,944
4.30%, 5/17/2030	200,000	198,742
4.45%, 12/4/2032	250,000	246,062
4.50%, 5/17/2033	120,000	118,648
4.65%, 5/22/2031	90,000	90,139
4.75%, 12/4/2035	645,000	632,171
4.95%, 5/22/2033	175,000	176,134
4.95%, 9/15/2035	655,000	653,533
5.00%, 5/17/2053	750,000	682,980
5.20%, 5/22/2036	165,000	167,003
5.50%, 3/15/2046	625,000	617,519
5.55%, 12/4/2055	125,000	123,010
5.70%, 9/15/2055	250,000	251,330
5.70%, 12/4/2065	1,000,000	992,040
5.75%, 5/22/2046	1,210,000	1,231,151
5.85%, 5/22/2056	95,000	97,297
Novartis Capital Corp.:
2.20%, 8/14/2030	100,000	91,460
3.80%, 9/18/2029	595,000	583,814
3.90%, 11/5/2028	95,000	94,029
4.00%, 9/18/2031	125,000	122,101
4.00%, 11/20/2045	50,000	41,382
4.10%, 3/16/2029	125,000	124,086
4.10%, 11/5/2030	250,000	245,580
4.20%, 9/18/2034	125,000	120,311
4.40%, 3/18/2031	625,000	620,437
4.60%, 3/18/2033	110,000	108,973
4.60%, 11/5/2035	250,000	244,242
4.70%, 9/18/2054	95,000	83,649
4.90%, 3/18/2036	200,000	198,808
5.20%, 11/5/2045	250,000	241,190
5.30%, 11/5/2055	250,000	240,982
5.60%, 3/18/2046	1,145,000	1,156,003
5.70%, 3/18/2056	235,000	239,580
Pfizer Investment Enterprises Pte. Ltd.:
4.45%, 5/19/2028	1,000,000	1,000,910
4.65%, 5/19/2030	750,000	752,220
4.75%, 5/19/2033	2,500,000	2,476,250
5.11%, 5/19/2043	1,000,000	947,610
5.30%, 5/19/2053	1,660,000	1,562,259
5.34%, 5/19/2063	1,250,000	1,150,112
See accompanying notes to financial statements.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Pfizer, Inc.:
1.70%, 5/28/2030	$150,000	$134,874
1.75%, 8/18/2031	65,000	56,760
2.55%, 5/28/2040	900,000	653,589
2.70%, 5/28/2050	250,000	154,645
3.45%, 3/15/2029	100,000	97,675
3.60%, 9/15/2028 (a)	100,000	98,559
3.88%, 11/15/2027	200,000	199,062
3.90%, 3/15/2039	25,000	21,713
4.00%, 12/15/2036 (a)	150,000	137,642
4.00%, 3/15/2049	100,000	78,786
4.10%, 9/15/2038	200,000	180,722
4.20%, 11/15/2030	135,000	133,225
4.20%, 9/15/2048	35,000	28,527
4.50%, 11/15/2032	150,000	147,947
4.88%, 11/15/2035	250,000	247,162
5.60%, 11/15/2055	150,000	148,740
5.70%, 11/15/2065	150,000	147,009
7.20%, 3/15/2039	75,000	87,889
Sanofi SA:
3.63%, 6/19/2028	100,000	98,741
3.75%, 11/3/2027	250,000	248,565
3.80%, 11/3/2028	200,000	197,472
4.20%, 11/3/2032	250,000	244,545
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	227,190
3.03%, 7/9/2040	200,000	151,538
3.18%, 7/9/2050	500,000	332,390
5.00%, 11/26/2028	500,000	503,500
5.30%, 7/5/2034	250,000	252,985
Takeda U.S. Financing, Inc.:
5.20%, 7/7/2035	200,000	199,696
5.90%, 7/7/2055	1,000,000	1,008,800
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	211,548
Viatris, Inc.:
2.70%, 6/22/2030	150,000	136,908
3.85%, 6/22/2040	500,000	392,505
4.00%, 6/22/2050	900,000	618,453
Wyeth LLC 6.00%, 2/15/2036	25,000	26,561
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	49,225
3.00%, 5/15/2050	105,000	68,440
3.90%, 8/20/2028	50,000	49,360
4.15%, 8/17/2028	105,000	104,264
4.45%, 8/20/2048	25,000	20,916
4.70%, 2/1/2043	25,000	22,369
5.00%, 8/17/2035	140,000	138,254
5.60%, 11/16/2032	500,000	519,365
		81,062,532
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	41,981
Security Description	Principal Amount	Value
4.80%, 5/3/2029	$40,000	$40,037
5.38%, 2/15/2036	165,000	164,079
5.63%, 8/1/2034	250,000	254,917
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	637,590
3.70%, 11/15/2029	90,000	87,007
Cheniere Energy Partners LP:
4.50%, 10/1/2029	500,000	496,220
5.35%, 11/30/2036 (b)	125,000	124,364
5.55%, 10/30/2035	85,000	86,318
5.75%, 8/15/2034	750,000	773,272
5.95%, 6/30/2033	250,000	261,052
6.05%, 11/30/2056 (b)	75,000	75,731
Cheniere Energy, Inc.:
4.63%, 10/15/2028	500,000	498,920
5.20%, 7/30/2036 (b)	160,000	157,398
5.65%, 4/15/2034	115,000	118,003
6.00%, 7/30/2056 (b)	165,000	164,906
DCP Midstream Operating LP 3.25%, 2/15/2032	300,000	273,795
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	750,000	718,275
Enbridge Energy Partners LP 7.38%, 10/15/2045	500,000	577,785
Enbridge, Inc.:
2.50%, 8/1/2033	200,000	170,456
3.40%, 8/1/2051	145,000	98,462
3.70%, 7/15/2027	50,000	49,653
4.00%, 11/15/2049	100,000	76,477
4.85%, 3/27/2031	250,000	249,785
5.20%, 11/20/2035	210,000	208,438
5.45%, 3/27/2036	250,000	252,547
5.55%, 6/20/2035	165,000	167,996
5.63%, 4/5/2034	155,000	159,554
5.70%, 3/8/2033	610,000	629,935
5.95%, 4/5/2054	160,000	160,586
6.00%, 11/15/2028	150,000	154,500
6.20%, 11/15/2030	500,000	525,910
6.70%, 11/15/2053	500,000	549,845
5 yr. CMT + 2.97%, 7.20%, 6/27/2054 (c)	500,000	531,245
Energy Transfer LP:
4.00%, 10/1/2027	50,000	49,680
4.15%, 9/15/2029	100,000	98,221
4.55%, 1/15/2031	180,000	177,682
4.95%, 5/15/2028	30,000	30,165
5.00%, 5/15/2050	250,000	211,733
5.15%, 2/1/2043	25,000	22,585
5.15%, 3/15/2045	225,000	200,408
5.20%, 4/1/2030	80,000	81,217
5.25%, 4/15/2029	275,000	278,701
5.25%, 7/1/2029	1,250,000	1,269,337
5.30%, 4/1/2044	25,000	22,837
5.35%, 1/15/2036	625,000	622,762
See accompanying notes to financial statements.
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.35%, 5/15/2045	$25,000	$22,737
5.40%, 10/1/2047	150,000	135,975
5.55%, 5/15/2034	175,000	177,849
5.60%, 9/1/2034	250,000	254,932
5.70%, 4/1/2035	1,125,000	1,153,530
5.75%, 2/15/2033	500,000	517,635
5.95%, 5/15/2054	750,000	717,930
6.10%, 12/1/2028	250,000	257,812
6.20%, 4/1/2055	1,085,000	1,073,315
6.25%, 4/15/2049	1,275,000	1,272,361
6.30%, 1/15/2056	105,000	105,437
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	95,902
3.20%, 2/15/2052	200,000	132,312
3.30%, 2/15/2053	250,000	167,500
3.70%, 1/31/2051	750,000	552,217
4.15%, 10/16/2028	25,000	24,817
4.20%, 1/31/2050	65,000	52,461
4.30%, 6/20/2028	1,000,000	996,580
4.60%, 1/15/2031	250,000	249,225
4.80%, 2/1/2049	525,000	461,029
4.85%, 3/15/2044	50,000	45,665
4.90%, 5/15/2046	50,000	45,038
4.95%, 2/15/2035	640,000	635,373
5.10%, 2/15/2045	200,000	186,632
5.20%, 1/15/2036	1,440,000	1,444,867
Series E, 3 mo. USD Term SOFR + 3.29%, 5.25%, 8/16/2077 (c)	150,000	149,391
5.35%, 1/31/2033	500,000	512,960
5.55%, 2/16/2055	625,000	605,375
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,520
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	97,252
3.25%, 8/1/2050	650,000	431,054
3.60%, 2/15/2051	600,000	422,322
5.00%, 2/1/2029	1,200,000	1,210,896
5.05%, 2/15/2046	50,000	44,974
5.10%, 8/1/2029	115,000	116,410
5.15%, 6/1/2030	590,000	599,835
5.20%, 6/1/2033	675,000	684,585
5.30%, 12/1/2034	200,000	201,492
5.40%, 2/1/2034	500,000	509,515
5.55%, 6/1/2045	150,000	144,153
5.85%, 6/1/2035	540,000	563,998
5.95%, 8/1/2054 (a)	180,000	180,722
MPLX LP:
2.65%, 8/15/2030	500,000	460,205
4.50%, 4/15/2038	180,000	163,017
4.70%, 4/15/2048	100,000	83,095
4.80%, 2/15/2029	105,000	105,183
4.80%, 2/15/2031	250,000	249,185
4.90%, 4/15/2058	25,000	20,600
Security Description	Principal Amount	Value
4.95%, 3/14/2052	$1,000,000	$845,490
5.00%, 3/1/2033	145,000	144,026
5.20%, 3/1/2047	100,000	90,033
5.20%, 12/1/2047	100,000	89,212
5.30%, 4/1/2036	1,000,000	985,640
5.40%, 9/15/2035	1,165,000	1,161,761
5.50%, 6/1/2034	610,000	616,814
6.10%, 4/1/2056	250,000	247,335
6.20%, 9/15/2055	90,000	90,392
ONEOK, Inc.:
3.10%, 3/15/2030	525,000	494,681
3.40%, 9/1/2029	100,000	96,064
4.00%, 7/13/2027	30,000	29,844
4.20%, 10/3/2047	50,000	38,421
4.25%, 9/24/2027	1,200,000	1,195,872
4.40%, 10/15/2029	100,000	98,913
4.45%, 9/1/2049	40,000	31,986
4.55%, 7/15/2028	50,000	49,928
4.75%, 10/15/2031	100,000	98,844
4.85%, 2/1/2049	275,000	231,281
4.95%, 10/15/2032	250,000	248,157
4.95%, 7/13/2047	150,000	129,084
5.05%, 11/1/2034	700,000	684,628
5.20%, 7/15/2048	25,000	22,198
5.40%, 10/15/2035	250,000	249,605
5.65%, 9/1/2034	100,000	101,902
5.70%, 11/1/2054	200,000	185,614
5.85%, 11/1/2064	200,000	187,460
6.05%, 9/1/2033	145,000	151,774
6.25%, 10/15/2055	750,000	751,815
6.63%, 9/1/2053	500,000	524,040
Plains All American Pipeline LP/PAA Finance Corp.:
3.55%, 12/15/2029	1,000,000	962,720
4.70%, 1/15/2031	200,000	198,320
4.70%, 6/15/2044 (a)	25,000	21,658
5.60%, 1/15/2036	200,000	200,706
5.70%, 9/15/2034	250,000	255,417
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	99,337
4.50%, 5/15/2030	250,000	247,605
South Bow USA Infrastructure Holdings LLC 5.58%, 10/1/2034	750,000	747,075
Targa Resources Corp.:
4.35%, 1/15/2029	500,000	496,245
4.90%, 9/15/2030	90,000	90,136
5.20%, 7/1/2027	85,000	85,520
5.50%, 2/15/2035	155,000	156,606
5.55%, 8/15/2035	250,000	252,932
5.65%, 2/15/2036	145,000	147,429
6.05%, 5/15/2056	95,000	93,975
6.13%, 5/15/2055 (a)	210,000	209,519
6.15%, 3/1/2029	200,000	207,124
See accompanying notes to financial statements.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 3/30/2034	$500,000	$538,935
6.50%, 2/15/2053	500,000	523,425
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	474,535
TransCanada PipeLines Ltd.:
4.10%, 4/15/2030	700,000	684,327
4.25%, 5/15/2028	500,000	497,055
4.63%, 3/1/2034	250,000	241,668
5.10%, 3/15/2049	500,000	468,595
5 yr. CMT + 2.12%, 6.38%, 10/17/2056 (c)	500,000	506,665
7.63%, 1/15/2039	25,000	29,428
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	711,907
5.10%, 3/15/2036	115,000	113,803
5.75%, 3/15/2056	125,000	123,136
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	49,961
Western Midstream Operating LP:
4.80%, 3/1/2031	250,000	247,158
5.25%, 2/1/2050	500,000	433,820
5.70%, 7/1/2036	200,000	200,374
6.15%, 4/1/2033	605,000	631,142
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	678,870
3.50%, 11/15/2030	100,000	94,844
4.63%, 6/30/2030	115,000	114,405
5.10%, 9/15/2045	125,000	113,811
5.15%, 3/15/2036	95,000	93,422
5.60%, 3/15/2035	1,160,000	1,183,942
5.65%, 3/15/2033	600,000	617,742
5.75%, 6/24/2044	25,000	24,696
5.95%, 3/15/2056	1,115,000	1,103,961
6.00%, 3/15/2055	590,000	589,345
		56,397,347
REAL ESTATE — 0.0% *
CBRE Services, Inc.:
4.80%, 6/15/2030	500,000	499,555
4.90%, 1/15/2033	145,000	142,863
5.25%, 6/1/2036	165,000	162,705
5.50%, 4/1/2029	115,000	117,345
5.50%, 6/15/2035	145,000	146,392
5.95%, 8/15/2034	155,000	161,539
		1,230,399
REAL ESTATE INVESTMENT TRUSTS — 0.8%
Agree LP:
2.00%, 6/15/2028	65,000	61,860
4.80%, 10/1/2032	250,000	246,947
5.60%, 6/15/2035	500,000	512,555
Security Description	Principal Amount	Value
Alexandria Real Estate Equities, Inc.:
1.88%, 2/1/2033	$1,000,000	$815,480
2.00%, 5/18/2032	125,000	105,254
3.38%, 8/15/2031	60,000	55,258
4.70%, 7/1/2030	35,000	34,625
5.15%, 4/15/2053	500,000	440,715
5.25%, 3/15/2036	90,000	88,379
5.25%, 5/15/2036	115,000	112,440
American Homes 4 Rent LP:
4.95%, 6/15/2030	125,000	125,236
5.25%, 3/15/2035	120,000	119,488
5.50%, 2/1/2034	300,000	303,627
American Tower Corp.:
2.30%, 9/15/2031	145,000	127,920
3.10%, 6/15/2050	100,000	64,953
4.05%, 3/15/2032	1,000,000	957,400
4.70%, 12/15/2032	455,000	447,620
4.90%, 3/15/2030	250,000	251,115
5.20%, 2/15/2029	500,000	506,580
5.35%, 3/15/2035	455,000	457,885
5.40%, 1/31/2035	500,000	505,790
5.45%, 2/15/2034	100,000	101,562
5.50%, 3/15/2028	750,000	760,620
5.80%, 11/15/2028	250,000	256,142
5.90%, 11/15/2033	250,000	260,822
Americold Realty Operating Partnership LP 5.60%, 5/15/2032	65,000	65,187
AvalonBay Communities, Inc.:
2.05%, 1/15/2032	140,000	122,384
Series MTN, 2.45%, 1/15/2031	70,000	63,783
Series MTN, 3.20%, 1/15/2028	40,000	39,261
Series MTN, 3.30%, 6/1/2029	65,000	62,765
Series MTN, 3.90%, 10/15/2046	50,000	39,428
5.00%, 2/15/2033	500,000	504,460
5.00%, 8/1/2035	250,000	248,475
5.30%, 12/7/2033	250,000	256,512
Boston Properties LP:
2.45%, 10/1/2033	50,000	41,118
2.55%, 4/1/2032	200,000	174,112
2.90%, 3/15/2030	35,000	32,617
3.40%, 6/21/2029	100,000	96,129
5.75%, 1/15/2035	200,000	202,082
6.50%, 1/15/2034	500,000	529,860
6.75%, 12/1/2027	100,000	102,755
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	48,039
2.50%, 8/16/2031	50,000	44,519
4.05%, 7/1/2030	25,000	24,288
4.13%, 5/15/2029	100,000	98,524
See accompanying notes to financial statements.
74

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 2/15/2033	$125,000	$123,074
5.20%, 4/1/2032	85,000	85,498
5.38%, 6/15/2036	125,000	124,738
5.50%, 2/15/2034 (a)	175,000	178,456
Broadstone Net Lease LLC 5.00%, 11/1/2032	105,000	103,526
Camden Property Trust:
3.15%, 7/1/2029	65,000	62,401
4.10%, 10/15/2028	20,000	19,842
4.90%, 2/28/2036 (a)	250,000	243,955
COPT Defense Properties LP:
2.75%, 4/15/2031 (a)	40,000	36,259
4.50%, 10/15/2030	125,000	123,109
Cousins Properties LP:
4.88%, 3/1/2033	625,000	608,387
5.25%, 7/15/2030	250,000	252,547
5.38%, 2/15/2032	65,000	65,932
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	439,740
2.50%, 7/15/2031	500,000	444,195
2.90%, 4/1/2041	1,250,000	908,987
3.65%, 9/1/2027	150,000	148,502
4.75%, 5/15/2047	100,000	84,853
4.90%, 9/1/2029	85,000	85,244
5.00%, 1/11/2028	785,000	789,427
5.20%, 9/1/2034	200,000	198,080
5.80%, 3/1/2034	110,000	112,987
CubeSmart LP:
3.00%, 2/15/2030	100,000	94,036
4.38%, 2/15/2029	30,000	29,756
5.13%, 11/1/2035	300,000	296,577
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	148,689
4.45%, 7/15/2028	500,000	498,215
5.55%, 1/15/2028	140,000	141,985
DOC Dr. LLC:
2.63%, 11/1/2031	25,000	22,279
3.95%, 1/15/2028	100,000	99,045
EPR Properties 4.75%, 11/15/2030	500,000	489,040
Equinix Europe 2 Financing Corp. LLC:
4.60%, 11/15/2030	250,000	247,047
4.70%, 3/15/2033	115,000	112,064
5.50%, 6/15/2034	1,195,000	1,212,232
Equinix, Inc.:
1.55%, 3/15/2028	75,000	71,303
2.00%, 5/15/2028	70,000	66,809
2.50%, 5/15/2031	100,000	89,584
2.95%, 9/15/2051	150,000	94,197
3.20%, 11/18/2029	45,000	42,847
3.40%, 2/15/2052	50,000	34,018
3.90%, 4/15/2032	100,000	94,501
ERP Operating LP:
1.85%, 8/1/2031	200,000	174,738
Security Description	Principal Amount	Value
3.00%, 7/1/2029	$25,000	$23,893
3.50%, 3/1/2028	100,000	98,490
4.00%, 8/1/2047	50,000	40,116
4.15%, 12/1/2028	100,000	99,056
4.65%, 9/15/2034	110,000	107,043
4.95%, 6/15/2032	615,000	618,155
Essential Properties LP:
5.38%, 7/15/2036	115,000	113,497
5.40%, 12/1/2035	105,000	104,110
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	157,658
2.55%, 6/15/2031	30,000	26,948
3.00%, 1/15/2030	25,000	23,577
4.00%, 3/1/2029	65,000	63,932
4.50%, 3/15/2048	50,000	41,270
4.88%, 2/15/2036	250,000	241,700
5.38%, 4/1/2035	105,000	106,313
5.50%, 4/1/2034	200,000	203,898
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	60,856
2.40%, 10/15/2031	70,000	61,800
3.90%, 4/1/2029	520,000	509,345
4.00%, 6/15/2029	100,000	98,036
4.90%, 2/1/2032 (d)	250,000	248,952
4.95%, 1/15/2033	820,000	811,726
Federal Realty OP LP:
3.20%, 6/15/2029	75,000	71,921
3.25%, 7/15/2027	50,000	49,350
5.38%, 5/1/2028	250,000	253,325
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	89,418
4.00%, 1/15/2030	65,000	62,488
4.00%, 1/15/2031	50,000	47,233
5.25%, 2/15/2033	100,000	97,930
5.63%, 9/15/2034	200,000	198,302
5.63%, 3/1/2036	125,000	122,205
5.75%, 6/1/2028	20,000	20,223
5.75%, 11/1/2037	100,000	98,306
6.75%, 12/1/2033	490,000	518,626
Healthcare Realty Holdings LP 2.00%, 3/15/2031	55,000	48,135
Healthpeak OP LLC:
2.13%, 12/1/2028	125,000	117,805
2.88%, 1/15/2031	125,000	114,790
5.25%, 12/15/2032	300,000	302,463
5.38%, 2/15/2035	360,000	362,264
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	23,292
5.35%, 1/15/2033	55,000	54,683
7.65%, 2/1/2034	200,000	223,416
Host Hotels & Resorts LP:
Series H, 3.38%, 12/15/2029	150,000	142,992
5.50%, 4/15/2035	250,000	250,805
See accompanying notes to financial statements.
75

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.70%, 6/15/2032	$500,000	$514,075
5.70%, 7/1/2034	1,000,000	1,020,800
Invitation Homes Operating Partnership LP:
4.95%, 2/1/2032 (d)	115,000	114,185
4.95%, 1/15/2033	550,000	542,146
5.45%, 8/15/2030	500,000	508,375
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	46,127
4.75%, 12/15/2028	25,000	24,815
5.88%, 10/15/2035	250,000	246,975
6.25%, 1/15/2036	60,000	60,862
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	158,857
2.70%, 10/1/2030	500,000	464,020
3.70%, 10/1/2049	100,000	74,516
4.60%, 2/1/2033	250,000	245,827
4.85%, 3/1/2035	45,000	44,047
5.30%, 2/1/2036	250,000	252,315
Kite Realty Group LP:
5.20%, 8/15/2032	105,000	105,862
5.50%, 3/1/2034	75,000	76,124
Lineage OP LP 5.25%, 7/15/2030	500,000	500,785
Mid-America Apartments LP:
3.95%, 3/15/2029	100,000	98,343
4.65%, 1/15/2033	310,000	304,618
5.30%, 2/15/2032 (a)	300,000	306,645
National Health Investors, Inc. 5.35%, 2/1/2033	105,000	103,854
NNN REIT, Inc.:
3.00%, 4/15/2052	250,000	158,483
3.10%, 4/15/2050	100,000	65,051
3.50%, 4/15/2051	45,000	31,786
4.30%, 10/15/2028	35,000	34,752
4.60%, 2/15/2031	250,000	247,470
5.50%, 6/15/2034	100,000	101,797
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	177,408
3.63%, 10/1/2029	50,000	47,938
5.20%, 7/1/2030	350,000	351,704
Phillips Edison Grocery Center Operating Partnership I LP:
4.75%, 3/15/2033	85,000	83,326
4.95%, 1/15/2035	200,000	195,730
Piedmont Operating Partnership LP:
3.15%, 8/15/2030	100,000	91,740
5.63%, 1/15/2033	140,000	139,320
6.88%, 7/15/2029	105,000	109,610
Prologis LP:
1.25%, 10/15/2030	30,000	26,075
1.63%, 3/15/2031	250,000	218,157
1.75%, 2/1/2031	70,000	61,531
2.25%, 4/15/2030	65,000	59,693
Security Description	Principal Amount	Value
2.25%, 1/15/2032	$100,000	$87,962
3.00%, 4/15/2050	50,000	32,839
3.05%, 3/1/2050	10,000	6,671
4.00%, 9/15/2028	100,000	98,967
4.38%, 2/1/2029	65,000	64,838
4.75%, 1/15/2031	125,000	125,649
4.75%, 6/15/2033	200,000	198,070
4.88%, 6/15/2028	500,000	504,415
4.90%, 6/15/2036	80,000	78,356
5.00%, 3/15/2034	1,000,000	996,170
5.25%, 5/15/2035	250,000	252,352
5.25%, 6/15/2053 (a)	350,000	331,828
Public Storage Operating Co.:
1.85%, 5/1/2028	250,000	238,767
2.25%, 11/9/2031 (a)	65,000	57,585
4.38%, 7/1/2030	200,000	198,638
5.00%, 7/1/2035	200,000	199,220
5.00%, 12/15/2035	70,000	69,268
5.10%, 8/1/2033	400,000	404,584
Realty Income Corp.:
1.80%, 3/15/2033	300,000	248,637
2.10%, 3/15/2028	50,000	48,045
2.70%, 2/15/2032	60,000	53,596
2.85%, 12/15/2032	250,000	222,042
3.10%, 12/15/2029	150,000	142,848
3.40%, 1/15/2030	600,000	574,362
3.65%, 1/15/2028	100,000	98,777
3.95%, 8/15/2027	40,000	39,799
3.95%, 2/1/2029	165,000	162,617
4.50%, 2/1/2033	160,000	155,731
4.70%, 12/15/2028	140,000	140,367
4.75%, 2/15/2029	250,000	251,142
4.75%, 4/15/2033	170,000	167,708
5.38%, 9/1/2054 (a)	290,000	280,868
Regency Centers LP:
4.13%, 3/15/2028	50,000	49,677
4.40%, 2/1/2047	150,000	127,269
4.50%, 3/15/2033	30,000	29,162
5.10%, 1/15/2035	375,000	374,940
Sabra Health Care LP 3.20%, 12/1/2031	150,000	135,927
Simon Property Group LP:
1.75%, 2/1/2028	250,000	239,950
2.20%, 2/1/2031	250,000	224,475
2.45%, 9/13/2029	500,000	468,380
2.65%, 7/15/2030	350,000	324,775
2.65%, 2/1/2032	500,000	446,760
4.25%, 11/30/2046	50,000	41,317
4.30%, 1/15/2031	200,000	196,694
4.38%, 10/1/2030	850,000	840,913
4.75%, 9/26/2034	40,000	39,078
5.13%, 10/1/2035	65,000	65,045
5.50%, 3/8/2033	200,000	206,708
6.65%, 1/15/2054	250,000	280,417
See accompanying notes to financial statements.
76

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Store Capital LLC:
2.70%, 12/1/2031	$100,000	$87,984
4.50%, 3/15/2028	50,000	49,727
4.95%, 2/11/2031	70,000	69,101
5.40%, 4/30/2030	140,000	140,939
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	61,640
2.70%, 7/15/2031	40,000	35,975
4.20%, 4/15/2032	50,000	47,769
Tanger Properties LP 3.88%, 7/15/2027	50,000	49,635
UDR, Inc.:
Series MTN, 1.90%, 3/15/2033	250,000	206,520
Series GMTN, 3.50%, 1/15/2028	150,000	147,602
Series MTN, 3.50%, 7/1/2027	50,000	49,580
Ventas Realty LP:
3.00%, 1/15/2030	50,000	47,159
4.00%, 3/1/2028	100,000	98,983
4.38%, 2/1/2045	75,000	63,189
5.00%, 1/15/2035	1,190,000	1,170,781
5.10%, 7/15/2032	180,000	181,170
5.63%, 7/1/2034	205,000	210,469
VICI Properties LP:
5.13%, 11/15/2031	215,000	213,934
5.13%, 5/15/2032	750,000	743,902
5.63%, 4/1/2035	500,000	500,225
Welltower OP LLC:
2.05%, 1/15/2029	560,000	527,122
2.80%, 6/1/2031	200,000	183,442
3.10%, 1/15/2030	55,000	52,223
4.13%, 3/15/2029	100,000	98,931
4.50%, 7/1/2030	430,000	427,833
5.13%, 7/1/2035	250,000	250,932
Weyerhaeuser Co.:
3.38%, 3/9/2033	60,000	54,314
4.00%, 11/15/2029	200,000	195,428
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	41,959
3.85%, 7/15/2029	100,000	97,760
4.65%, 7/15/2030	350,000	347,350
5.20%, 9/15/2036 (d)	180,000	177,617
		52,216,759
RETAIL — 0.5%
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	186,578
4.75%, 6/1/2030	50,000	49,603
5.89%, 3/15/2035	645,000	658,132
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	34,884
4.00%, 4/15/2030	500,000	487,160
4.50%, 2/1/2028	105,000	104,903
Security Description	Principal Amount	Value
4.75%, 2/1/2033	$95,000	$93,525
5.13%, 6/15/2030	65,000	65,843
5.20%, 8/1/2033	250,000	251,770
5.40%, 7/15/2034 (a)	180,000	182,927
6.55%, 11/1/2033 (a)	140,000	151,697
Best Buy Co., Inc. 4.45%, 10/1/2028	50,000	49,847
Costco Wholesale Corp.:
1.60%, 4/20/2030	65,000	58,756
1.75%, 4/20/2032	530,000	458,969
Darden Restaurants, Inc.:
4.55%, 10/15/2029	70,000	69,506
4.55%, 2/15/2048	15,000	12,558
6.30%, 10/10/2033 (a)	115,000	122,337
Dick's Sporting Goods, Inc. 4.10%, 1/15/2052	1,000,000	727,270
Dollar General Corp.:
4.13%, 5/1/2028	70,000	69,441
5.00%, 11/1/2032	60,000	59,752
5.45%, 7/5/2033 (a)	750,000	762,112
5.50%, 11/1/2052 (a)	100,000	95,869
Dollar Tree, Inc.:
2.65%, 12/1/2031	200,000	178,436
4.20%, 5/15/2028	45,000	44,654
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	125,000	122,750
Genuine Parts Co. 4.95%, 8/15/2029	625,000	623,244
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	94,257
1.88%, 9/15/2031	40,000	35,046
2.38%, 3/15/2051	500,000	283,490
2.70%, 4/15/2030	250,000	234,642
2.75%, 9/15/2051	100,000	60,974
2.80%, 9/14/2027	250,000	245,902
3.13%, 12/15/2049	100,000	66,718
3.25%, 4/15/2032	130,000	120,973
3.30%, 4/15/2040 (a)	2,000,000	1,604,240
3.35%, 4/15/2050	650,000	452,874
3.63%, 4/15/2052	500,000	361,675
3.75%, 9/15/2028	90,000	88,966
3.95%, 9/15/2030	85,000	83,259
4.25%, 4/1/2046	35,000	29,253
4.65%, 9/15/2035	210,000	204,588
4.75%, 6/25/2029	90,000	90,903
4.85%, 6/25/2031	1,095,000	1,108,677
4.90%, 4/15/2029	500,000	506,325
4.95%, 6/25/2034	880,000	883,133
4.95%, 9/15/2052	250,000	225,477
5.30%, 6/25/2054 (a)	550,000	520,146
5.40%, 6/25/2064	105,000	99,671
5.95%, 4/1/2041	50,000	52,873
Lowe's Cos., Inc.:
1.30%, 4/15/2028	520,000	491,650
1.70%, 9/15/2028	25,000	23,528
See accompanying notes to financial statements.
77

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 10/15/2030	$520,000	$460,008
2.63%, 4/1/2031	100,000	91,083
2.80%, 9/15/2041	1,000,000	713,940
3.00%, 10/15/2050	265,000	167,724
3.50%, 4/1/2051	50,000	34,790
3.70%, 4/15/2046	50,000	37,576
3.75%, 4/1/2032	250,000	236,855
3.95%, 10/15/2027	120,000	119,292
4.00%, 10/15/2028	595,000	587,521
4.05%, 5/3/2047	300,000	234,552
4.25%, 3/15/2031	125,000	122,475
4.50%, 10/15/2032	225,000	220,210
4.85%, 10/15/2035 (a)	235,000	229,240
5.00%, 4/15/2033	210,000	210,861
5.15%, 7/1/2033	350,000	353,342
5.63%, 4/15/2053 (a)	1,000,000	963,340
5.80%, 9/15/2062	250,000	243,850
McDonald's Corp.:
Series MTN, 2.13%, 3/1/2030	15,000	13,767
Series MTN, 2.63%, 9/1/2029	75,000	70,946
Series MTN, 3.60%, 7/1/2030	250,000	242,140
Series MTN, 3.63%, 9/1/2049	160,000	116,720
Series MTN, 3.80%, 4/1/2028	100,000	99,003
Series MTN, 4.20%, 4/1/2050	750,000	600,390
4.40%, 2/12/2031	250,000	248,247
Series MTN, 4.45%, 3/1/2047	125,000	105,488
Series MTN, 4.45%, 9/1/2048	20,000	16,736
Series MTN, 4.70%, 12/9/2035	150,000	146,750
4.80%, 8/14/2028	500,000	503,310
Series MTN, 4.88%, 12/9/2045	850,000	767,635
4.95%, 8/14/2033	200,000	202,470
4.95%, 3/3/2035	250,000	248,812
5.00%, 2/13/2036	210,000	209,129
Series GMTN, 5.00%, 5/17/2029	125,000	126,661
5.45%, 8/14/2053 (a)	700,000	671,251
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	39,349
3.60%, 9/1/2027	50,000	49,519
4.35%, 6/1/2028	100,000	99,682
5.00%, 8/19/2034	600,000	593,508
5.10%, 3/12/2036	115,000	113,911
Starbucks Corp.:
2.25%, 3/12/2030	100,000	91,818
2.55%, 11/15/2030 (a)	100,000	91,621
3.00%, 2/14/2032	220,000	200,836
Security Description	Principal Amount	Value
3.35%, 3/12/2050	$25,000	$17,048
3.50%, 11/15/2050 (a)	900,000	629,253
4.00%, 11/15/2028	50,000	49,425
4.45%, 8/15/2049	100,000	82,292
4.50%, 5/15/2028	1,257,000	1,257,000
4.50%, 11/15/2048	30,000	25,031
4.80%, 2/15/2033	145,000	144,200
5.00%, 2/15/2034	112,000	112,263
Target Corp.:
2.95%, 1/15/2052	1,000,000	637,230
3.38%, 4/15/2029	100,000	97,384
4.40%, 1/15/2033 (a)	65,000	64,253
4.50%, 9/15/2032	1,000,000	997,280
4.50%, 9/15/2034 (a)	265,000	257,087
4.80%, 1/15/2053 (a)	565,000	503,375
TJX Cos., Inc. 1.60%, 5/15/2031	250,000	218,188
Walmart, Inc.:
1.50%, 9/22/2028	500,000	471,395
1.80%, 9/22/2031	570,000	503,532
2.65%, 9/22/2051	400,000	248,192
3.25%, 7/8/2029	80,000	77,914
3.90%, 4/15/2028	125,000	124,416
3.95%, 9/9/2027	1,000,000	997,790
4.00%, 4/30/2029	75,000	74,414
4.10%, 4/15/2033	135,000	131,289
4.15%, 4/30/2031	115,000	113,707
4.35%, 4/28/2030	125,000	125,201
4.45%, 4/30/2033	150,000	148,424
4.50%, 9/9/2052	250,000	216,690
4.50%, 4/15/2053 (a)	1,500,000	1,302,675
4.75%, 4/30/2036	1,250,000	1,240,150
		35,255,219
SEMICONDUCTORS — 0.6%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	370,000	370,222
Analog Devices, Inc.:
2.10%, 10/1/2031	500,000	440,265
4.25%, 6/15/2028	230,000	229,328
4.50%, 6/15/2030	300,000	299,184
5.05%, 4/1/2034	65,000	65,604
5.30%, 4/1/2054	100,000	95,106
Applied Materials, Inc.:
1.75%, 6/1/2030	30,000	26,992
4.00%, 1/15/2031	500,000	487,865
4.35%, 4/1/2047	100,000	85,478
4.60%, 1/15/2036	70,000	67,831
4.80%, 6/15/2029	635,000	641,667
5.10%, 10/1/2035 (a)	50,000	50,513
Broadcom, Inc.:
1.95%, 2/15/2028	80,000	76,966
2.45%, 2/15/2031	1,450,000	1,311,612
2.60%, 2/15/2033	200,000	173,682
3.14%, 11/15/2035 (b)	750,000	636,150
3.42%, 4/15/2033	315,000	287,091
See accompanying notes to financial statements.
78

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.47%, 4/15/2034	$750,000	$673,117
3.50%, 2/15/2041	1,315,000	1,050,383
3.75%, 2/15/2051	40,000	29,655
4.15%, 11/15/2030	100,000	97,860
4.30%, 1/15/2031	75,000	73,751
4.30%, 11/15/2032	55,000	53,263
4.35%, 2/15/2030	125,000	123,740
4.55%, 2/15/2032	145,000	143,019
4.60%, 7/15/2030	1,095,000	1,091,244
4.60%, 1/15/2033	165,000	161,919
4.75%, 4/15/2029	150,000	150,816
4.80%, 4/15/2028	250,000	251,508
4.80%, 10/15/2034	1,700,000	1,664,521
4.80%, 2/15/2036	750,000	727,822
4.90%, 7/15/2032	115,000	115,322
4.95%, 1/15/2036	145,000	142,465
5.00%, 4/15/2030	200,000	202,230
5.05%, 4/15/2030	165,000	167,407
5.15%, 11/15/2031	575,000	584,913
5.20%, 4/15/2032	145,000	147,687
5.20%, 7/15/2035	650,000	652,171
5.70%, 1/15/2056	60,000	59,485
Intel Corp.:
1.60%, 8/12/2028	55,000	51,748
2.00%, 8/12/2031	100,000	87,184
2.45%, 11/15/2029	150,000	139,565
3.05%, 8/12/2051	350,000	219,223
3.10%, 2/15/2060	150,000	85,227
3.25%, 11/15/2049	150,000	97,685
3.75%, 8/5/2027	250,000	248,118
4.10%, 5/19/2046	370,000	286,820
4.10%, 5/11/2047	50,000	38,047
4.65%, 6/1/2031	100,000	99,022
4.75%, 3/25/2050	1,150,000	953,775
4.88%, 2/10/2028	150,000	150,576
4.90%, 8/5/2052	500,000	419,920
5.00%, 8/15/2033	160,000	158,755
5.13%, 2/10/2030	1,000,000	1,011,900
5.20%, 2/10/2033	635,000	642,036
5.30%, 5/15/2036	1,160,000	1,153,434
5.63%, 2/10/2043	1,100,000	1,069,255
5.70%, 2/10/2053	570,000	537,653
5.90%, 2/10/2063	500,000	478,210
6.13%, 5/15/2056	105,000	104,938
6.20%, 5/15/2066	175,000	173,735
KLA Corp.:
3.30%, 3/1/2050	50,000	34,533
4.10%, 3/15/2029	65,000	64,353
4.95%, 7/15/2052	750,000	680,362
Lam Research Corp.:
4.00%, 3/15/2029	280,000	276,881
4.88%, 3/15/2049	25,000	22,709
Marvell Technology, Inc.:
2.45%, 4/15/2028	65,000	62,592
2.95%, 4/15/2031	60,000	55,127
Security Description	Principal Amount	Value
4.75%, 7/15/2030	$175,000	$174,591
5.30%, 4/15/2036	140,000	139,289
5.75%, 2/15/2029	250,000	256,368
5.95%, 9/15/2033	125,000	131,234
Microchip Technology, Inc.:
4.90%, 3/15/2028	500,000	502,405
5.05%, 3/15/2029	90,000	90,681
5.05%, 2/15/2030	200,000	200,820
Micron Technology, Inc. 2.70%, 4/15/2032	110,000	98,575
NVIDIA Corp.:
1.55%, 6/15/2028	100,000	94,805
2.00%, 6/15/2031	100,000	89,220
2.85%, 4/1/2030	500,000	472,980
3.50%, 4/1/2040	300,000	249,261
3.50%, 4/1/2050	150,000	109,839
4.25%, 6/15/2028	500,000	499,000
4.35%, 6/15/2029	1,000,000	996,980
4.50%, 6/15/2031	750,000	747,435
4.75%, 6/15/2033	900,000	897,156
4.95%, 6/15/2036	750,000	743,407
5.55%, 6/15/2046	1,340,000	1,329,816
5.63%, 6/15/2056	750,000	744,285
NXP BV/NXP Funding LLC/NXP USA, Inc.:
3.25%, 5/11/2041	350,000	264,821
3.40%, 5/1/2030	570,000	542,936
4.30%, 8/19/2028	20,000	19,855
4.30%, 6/18/2029	500,000	494,600
4.85%, 8/19/2032	100,000	98,779
5.00%, 1/15/2033	100,000	99,673
5.25%, 8/19/2035	100,000	99,936
QUALCOMM, Inc.:
1.30%, 5/20/2028 (a)	250,000	236,290
2.15%, 5/20/2030	100,000	91,512
3.25%, 5/20/2050	45,000	30,327
4.25%, 5/20/2032	90,000	88,305
4.30%, 5/20/2047	50,000	40,730
4.80%, 5/20/2045	25,000	22,313
5.00%, 5/20/2035 (a)	155,000	154,256
5.40%, 5/20/2033 (a)	250,000	258,830
6.00%, 5/20/2053	1,500,000	1,531,560
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	68,838
3.88%, 3/15/2039	250,000	218,640
4.15%, 5/15/2048	150,000	123,180
4.50%, 5/23/2030	500,000	499,570
4.60%, 2/15/2028 (a)	115,000	115,493
4.85%, 2/8/2034	105,000	105,182
5.05%, 5/18/2063	500,000	446,360
5.10%, 5/23/2035	350,000	352,846
5.15%, 2/8/2054 (a)	350,000	328,167
TSMC Arizona Corp.:
2.50%, 10/25/2031	500,000	452,110
See accompanying notes to financial statements.
79

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 10/25/2041	$750,000	$606,578
		39,073,071
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc.:
2.04%, 8/16/2028	100,000	94,674
5.35%, 1/15/2030	100,000	101,675
5.75%, 1/15/2035	300,000	309,036
		505,385
SOFTWARE — 0.8%
Adobe, Inc.:
2.30%, 2/1/2030	30,000	27,702
4.80%, 4/4/2029	100,000	100,964
4.95%, 4/4/2034 (a)	450,000	446,931
5.30%, 1/17/2035	350,000	354,088
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	140,266
5.30%, 6/15/2035	80,000	79,978
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	134,093
2.90%, 12/1/2029	50,000	46,896
5.75%, 5/15/2036	85,000	85,024
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	991,910
Concentrix Corp. 6.50%, 3/1/2029 (a)	350,000	337,750
Fidelity National Information Services, Inc.:
1.65%, 3/1/2028	35,000	33,297
3.10%, 3/1/2041	15,000	10,895
4.45%, 3/10/2028	130,000	129,539
4.55%, 3/10/2029	165,000	163,731
4.80%, 3/10/2031	1,125,000	1,112,872
5.10%, 7/15/2032 (a)	500,000	499,985
Fiserv, Inc.:
2.65%, 6/1/2030	50,000	45,726
3.50%, 7/1/2029	565,000	542,276
4.20%, 10/1/2028	65,000	64,106
4.55%, 2/15/2031	1,210,000	1,181,698
4.75%, 3/15/2030	250,000	247,395
5.25%, 8/11/2035 (a)	175,000	170,529
5.45%, 3/2/2028	750,000	757,290
5.60%, 3/2/2033 (a)	500,000	505,335
Intuit, Inc.:
1.65%, 7/15/2030	15,000	13,334
4.95%, 6/15/2031	125,000	124,945
5.13%, 9/15/2028	500,000	505,740
5.20%, 9/15/2033	150,000	150,576
5.50%, 6/15/2036	200,000	199,228
5.50%, 9/15/2053	310,000	278,749
Microsoft Corp.:
2.50%, 9/15/2050	1,000,000	590,090
2.53%, 6/1/2050	1,668,000	992,277
Security Description	Principal Amount	Value
2.68%, 6/1/2060	$288,000	$158,956
2.92%, 3/17/2052	2,610,000	1,656,593
3.04%, 3/17/2062	312,000	187,868
3.45%, 8/8/2036	1,062,000	947,304
4.50%, 6/15/2047	150,000	130,820
MSCI, Inc. 5.15%, 3/15/2036 (a)	500,000	482,945
Oracle Corp.:
2.30%, 3/25/2028	105,000	100,499
2.88%, 3/25/2031	370,000	330,595
2.95%, 4/1/2030	300,000	276,159
3.60%, 4/1/2040	750,000	546,952
3.60%, 4/1/2050	525,000	318,885
3.65%, 3/25/2041	910,000	653,635
3.80%, 11/15/2037	180,000	144,220
3.85%, 7/15/2036	150,000	124,580
3.90%, 5/15/2035	5,000	4,249
3.95%, 3/25/2051	370,000	236,911
4.00%, 7/15/2046	180,000	121,558
4.10%, 3/25/2061	145,000	88,666
4.20%, 9/27/2029	1,000,000	972,390
4.30%, 7/8/2034	200,000	178,502
4.38%, 5/15/2055	10,000	6,661
4.45%, 9/26/2030 (a)	1,315,000	1,269,383
4.50%, 5/6/2028	90,000	89,422
4.55%, 2/4/2029	270,000	266,223
4.70%, 9/27/2034	250,000	229,095
4.80%, 9/26/2032	265,000	252,145
4.90%, 2/6/2033	590,000	560,057
4.95%, 2/4/2031	1,870,000	1,831,665
5.20%, 9/26/2035 (a)	330,000	308,850
5.35%, 5/4/2033	280,000	271,939
5.38%, 9/27/2054	1,250,000	979,037
5.50%, 8/3/2035 (a)	1,000,000	956,890
5.50%, 9/27/2064	200,000	154,546
5.55%, 2/6/2053	500,000	402,900
5.70%, 2/4/2036	1,530,000	1,483,503
5.88%, 9/26/2045	720,000	630,612
5.95%, 9/26/2055	1,750,000	1,487,237
6.00%, 8/3/2055	750,000	639,097
6.10%, 9/26/2065	265,000	221,606
6.15%, 11/9/2029	295,000	303,540
6.25%, 11/9/2032	350,000	359,709
6.55%, 2/4/2046	270,000	254,688
6.70%, 2/4/2056	2,965,000	2,791,073
6.85%, 2/4/2066	220,000	204,930
6.90%, 11/9/2052	500,000	479,450
Paychex, Inc. 5.10%, 4/15/2030	1,000,000	1,008,290
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	217,442
2.00%, 6/30/2030	30,000	26,922
2.95%, 9/15/2029	40,000	37,938
4.20%, 9/15/2028	65,000	64,490
4.25%, 9/15/2028	75,000	74,400
See accompanying notes to financial statements.
80

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 9/15/2030	$70,000	$69,054
4.50%, 10/15/2029	200,000	198,680
4.75%, 2/15/2032 (a)	165,000	163,098
4.90%, 10/15/2034	200,000	193,246
5.10%, 9/15/2035	250,000	242,880
Salesforce, Inc.:
1.50%, 7/15/2028	65,000	61,199
1.95%, 7/15/2031	120,000	104,507
2.70%, 7/15/2041	60,000	40,923
2.90%, 7/15/2051	500,000	291,735
3.05%, 7/15/2061	50,000	28,036
3.70%, 4/11/2028	775,000	764,925
4.50%, 3/15/2028	500,000	499,505
4.65%, 3/15/2029	1,400,000	1,399,454
4.90%, 9/15/2031	500,000	498,835
5.20%, 3/15/2033	500,000	500,950
5.55%, 3/15/2036	750,000	747,877
6.40%, 3/15/2046	500,000	504,540
6.55%, 3/15/2056	750,000	750,765
6.70%, 3/15/2066	500,000	502,885
ServiceNow, Inc.:
1.40%, 9/1/2030	65,000	56,979
4.25%, 5/15/2028	125,000	124,600
4.70%, 8/15/2031	180,000	179,078
5.05%, 5/15/2033	250,000	249,727
5.40%, 5/15/2036	160,000	159,802
6.30%, 5/15/2056	180,000	183,074
Synopsys, Inc.:
4.85%, 4/1/2030	500,000	500,875
5.15%, 4/1/2035	500,000	497,505
5.70%, 4/1/2055	750,000	727,830
Take-Two Interactive Software, Inc. 4.95%, 3/28/2028	500,000	502,355
VMware LLC 2.20%, 8/15/2031	500,000	440,380
Workday, Inc. 3.70%, 4/1/2029	1,000,000	971,780
		48,748,321
TELECOMMUNICATIONS — 1.0%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	186,198
4.38%, 7/16/2042	50,000	43,107
4.38%, 4/22/2049 (a)	200,000	166,404
4.70%, 7/21/2032	200,000	197,070
5.00%, 1/20/2033	250,000	248,875
6.13%, 3/30/2040	600,000	624,822
AT&T, Inc.:
1.65%, 2/1/2028	530,000	506,569
2.25%, 2/1/2032	125,000	108,775
2.55%, 12/1/2033	350,000	294,091
2.75%, 6/1/2031	350,000	318,255
3.10%, 2/1/2043	150,000	107,240
3.50%, 6/1/2041	1,350,000	1,038,595
3.50%, 9/15/2053	1,900,000	1,232,568
Security Description	Principal Amount	Value
3.55%, 9/15/2055	$1,579,000	$1,015,108
3.65%, 6/1/2051	600,000	408,498
3.65%, 9/15/2059	1,294,000	826,581
3.80%, 12/1/2057	471,000	314,312
3.85%, 6/1/2060	45,000	30,028
4.10%, 2/15/2028	184,000	182,581
4.30%, 2/15/2030	500,000	493,125
4.35%, 3/1/2029	500,000	496,745
4.40%, 4/30/2031	1,250,000	1,229,125
4.50%, 5/15/2035	300,000	282,732
4.55%, 11/1/2032	125,000	122,029
4.55%, 3/9/2049	208,000	167,059
4.65%, 6/1/2044	25,000	21,182
4.70%, 8/15/2030	95,000	95,019
4.75%, 4/30/2033	85,000	83,189
4.75%, 5/15/2046	30,000	25,257
4.85%, 3/1/2039	570,000	530,089
4.90%, 11/1/2035	250,000	242,058
5.13%, 4/30/2036	125,000	122,534
5.25%, 10/30/2036	250,000	245,287
5.38%, 8/15/2035	125,000	125,553
5.40%, 2/15/2034	1,130,000	1,145,605
5.55%, 11/1/2045	875,000	822,631
5.70%, 11/1/2054	640,000	594,790
5.85%, 4/30/2046	1,615,000	1,555,600
6.00%, 4/30/2056	250,000	241,790
6.05%, 8/15/2056	1,370,000	1,333,448
6.20%, 10/30/2056	1,335,000	1,320,155
6.30%, 10/30/2066	135,000	133,853
Bell Telephone Co. of Canada or Bell Canada:
4.46%, 4/1/2048	30,000	24,899
5.20%, 2/15/2034	250,000	249,710
5.45%, 11/15/2036 (a)	430,000	426,710
British Telecommunications Ltd.:
5.13%, 12/4/2028	200,000	201,550
9.63%, 12/15/2030	750,000	886,507
Cisco Systems, Inc.:
4.55%, 2/24/2028	65,000	65,257
4.75%, 2/24/2030	1,200,000	1,210,980
4.85%, 2/26/2029	125,000	126,324
4.95%, 2/26/2031	500,000	508,215
4.95%, 2/24/2032	200,000	202,408
5.10%, 2/24/2035	1,200,000	1,212,108
5.30%, 2/26/2054	200,000	189,094
5.35%, 2/26/2064	200,000	186,864
5.50%, 1/15/2040	300,000	305,658
Corning, Inc.:
4.38%, 11/15/2057	25,000	19,985
5.35%, 11/15/2048	100,000	95,285
5.45%, 11/15/2079	500,000	463,910
5.75%, 8/15/2040	25,000	25,588
See accompanying notes to financial statements.
81

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Telekom International Finance BV 8.25%, 6/15/2030	$550,000	$618,750
Juniper Networks, Inc.:
2.00%, 12/10/2030	250,000	219,998
3.75%, 8/15/2029	100,000	96,427
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	90,875
4.60%, 2/23/2028	125,000	125,285
4.60%, 5/23/2029	50,000	49,846
4.85%, 8/15/2030	195,000	195,406
5.00%, 4/15/2029	125,000	126,319
5.20%, 8/15/2032	115,000	115,983
5.40%, 4/15/2034	1,000,000	1,012,290
5.55%, 8/15/2035	250,000	254,467
Orange SA:
5.50%, 2/6/2044	50,000	48,990
9.00%, 3/1/2031	750,000	875,632
Rogers Communications, Inc.:
3.80%, 3/15/2032	125,000	116,436
4.55%, 3/15/2052	500,000	397,235
5.00%, 2/15/2029	525,000	528,271
5.00%, 3/15/2044	50,000	44,454
5.30%, 2/15/2034	800,000	793,360
Sprint Capital Corp. 6.88%, 11/15/2028	750,000	785,617
Telefonica Emisiones SA:
5.21%, 3/8/2047	300,000	266,754
5.52%, 3/1/2049	150,000	137,960
7.05%, 6/20/2036	775,000	858,491
Telefonica Europe BV 8.25%, 9/15/2030	25,000	28,077
TELUS Corp. 3.40%, 5/13/2032	500,000	455,055
T-Mobile USA, Inc.:
2.05%, 2/15/2028	545,000	523,778
2.25%, 11/15/2031	50,000	43,903
2.55%, 2/15/2031	165,000	149,675
2.70%, 3/15/2032	500,000	444,465
3.00%, 2/15/2041	555,000	409,851
3.30%, 2/15/2051	350,000	228,578
3.40%, 10/15/2052	500,000	327,920
3.60%, 11/15/2060	20,000	12,969
3.88%, 4/15/2030	880,000	852,782
4.20%, 10/1/2029	1,105,000	1,091,486
4.38%, 4/15/2040	350,000	308,801
4.50%, 4/15/2050	545,000	440,235
4.63%, 1/15/2033	140,000	136,657
4.70%, 1/15/2035	300,000	289,392
4.80%, 7/15/2028	250,000	251,107
4.85%, 1/15/2029	750,000	754,657
4.95%, 11/15/2035	125,000	121,986
5.00%, 2/15/2036	250,000	244,360
5.05%, 7/15/2033	500,000	499,130
5.13%, 5/15/2032	1,100,000	1,111,396
5.15%, 4/15/2034	85,000	85,210
Security Description	Principal Amount	Value
5.20%, 1/15/2033	$250,000	$252,935
5.25%, 6/15/2055	200,000	177,158
5.30%, 5/15/2035	145,000	145,732
5.65%, 1/15/2053	250,000	235,120
5.70%, 1/15/2056	750,000	710,145
5.75%, 1/15/2034	250,000	258,970
5.75%, 1/15/2054	500,000	475,950
5.88%, 11/15/2055	565,000	549,655
6.00%, 6/15/2054	250,000	247,020
Verizon Communications, Inc.:
1.50%, 9/18/2030	60,000	52,834
1.68%, 10/30/2030	55,000	48,546
1.75%, 1/20/2031	200,000	175,634
2.10%, 3/22/2028	500,000	479,940
2.55%, 3/21/2031	1,000,000	907,860
2.65%, 11/20/2040	1,700,000	1,201,118
2.88%, 11/20/2050	200,000	122,360
2.99%, 10/30/2056	337,000	198,274
3.00%, 11/20/2060	175,000	100,086
3.15%, 3/22/2030	500,000	474,865
3.40%, 3/22/2041	1,500,000	1,158,960
3.55%, 3/22/2051	2,000,000	1,389,980
3.70%, 3/22/2061	500,000	334,820
3.88%, 2/8/2029	10,000	9,847
4.00%, 3/22/2050	500,000	379,515
4.02%, 12/3/2029	1,350,000	1,325,025
4.27%, 1/15/2036	28,000	25,795
4.33%, 9/21/2028	389,000	387,728
4.40%, 11/1/2034	250,000	237,208
4.50%, 8/10/2033	250,000	241,708
4.75%, 1/15/2033	430,000	423,399
4.78%, 2/15/2035	1,000,000	965,620
5.00%, 1/15/2036	250,000	243,778
5.05%, 5/9/2033	990,000	997,346
5.25%, 4/2/2035	210,000	209,956
5.40%, 7/2/2037	2,000,000	1,994,700
5.50%, 2/23/2054 (a)	350,000	329,906
5.75%, 11/30/2045	275,000	267,457
5.88%, 11/30/2055	1,200,000	1,164,408
6.00%, 11/30/2065	335,000	324,695
Vodafone Group PLC:
4.80%, 6/18/2031	350,000	347,606
5.35%, 6/18/2036	350,000	347,126
5.63%, 2/10/2053	640,000	594,925
5.75%, 6/28/2054	1,000,000	943,830
5.88%, 6/28/2064	250,000	236,040
6.10%, 6/18/2056	350,000	343,689
		64,289,169
TOYS/GAMES/HOBBIES — 0.0% *
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	29,644
3.90%, 11/19/2029	100,000	97,259
4.65%, 3/12/2031	105,000	103,693
6.05%, 5/14/2034	250,000	261,085
See accompanying notes to financial statements.
82

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Mattel, Inc. 5.00%, 11/17/2030	$75,000	$74,734
		566,415
TRANSPORTATION — 0.4%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	9,810
3.30%, 9/15/2051	350,000	239,225
3.55%, 2/15/2050	250,000	181,465
3.90%, 8/1/2046	100,000	78,785
4.05%, 6/15/2048	155,000	123,558
4.13%, 6/15/2047	150,000	122,163
4.15%, 12/15/2048 (a)	30,000	24,242
4.45%, 3/15/2043	50,000	44,286
4.45%, 1/15/2053	500,000	415,060
4.55%, 9/1/2044	50,000	44,091
4.90%, 4/1/2044	125,000	116,098
5.20%, 4/15/2054	895,000	833,093
5.50%, 3/15/2055	1,000,000	971,290
5.55%, 3/15/2056	75,000	73,465
5.80%, 3/15/2056	250,000	252,960
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	8,873
3.20%, 8/2/2046	25,000	17,821
3.65%, 2/3/2048	50,000	37,687
4.20%, 3/12/2031	350,000	342,828
4.38%, 9/18/2034 (a)	540,000	520,862
4.75%, 11/12/2035	125,000	122,386
4.95%, 5/12/2036	250,000	248,370
5.85%, 11/1/2033	250,000	267,050
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	35,000	31,971
2.45%, 12/2/2031	565,000	502,460
2.88%, 11/15/2029	65,000	61,623
3.00%, 12/2/2041	350,000	259,266
3.10%, 12/2/2051	500,000	327,045
3.50%, 5/1/2050	25,000	17,813
4.00%, 6/1/2028	100,000	99,127
4.00%, 3/15/2029	35,000	34,470
4.70%, 5/1/2048	50,000	43,927
4.80%, 3/30/2030	160,000	160,805
4.80%, 9/15/2035	30,000	29,469
5.20%, 3/30/2035	250,000	252,852
5.50%, 3/15/2056	1,040,000	1,005,358
CSX Corp.:
2.40%, 2/15/2030	50,000	46,421
2.50%, 5/15/2051	610,000	358,832
3.35%, 9/15/2049	65,000	45,575
3.80%, 3/1/2028	50,000	49,478
3.80%, 11/1/2046	100,000	77,718
4.10%, 3/15/2044	75,000	62,511
4.25%, 3/15/2029	95,000	94,335
4.30%, 3/1/2048	50,000	41,407
4.50%, 3/15/2049	125,000	105,945
Security Description	Principal Amount	Value
4.50%, 11/15/2052 (a)	$1,000,000	$841,790
4.65%, 3/1/2068	50,000	41,233
4.90%, 3/15/2055	105,000	93,690
5.05%, 6/15/2035 (a)	450,000	451,089
5.20%, 11/15/2033	650,000	663,539
FedEx Corp.:
2.40%, 5/15/2031	65,000	58,604
3.10%, 8/5/2029	1,000,000	956,430
3.25%, 5/15/2041	415,000	325,547
4.05%, 2/15/2048	50,000	40,475
4.55%, 4/1/2046	100,000	87,420
4.75%, 11/15/2045	25,000	22,454
4.95%, 10/17/2048	100,000	90,198
5.10%, 1/15/2044	500,000	475,070
5.25%, 5/15/2050	650,000	614,068
Fedex Freight Holding Co., Inc.:
4.30%, 3/15/2029 (b)	1,040,000	1,025,627
4.65%, 3/15/2031 (b)	90,000	88,368
4.95%, 3/15/2033 (b)	50,000	48,980
5.25%, 3/15/2036 (b)	70,000	68,158
Norfolk Southern Corp.:
2.90%, 8/25/2051	150,000	93,719
3.00%, 3/15/2032	150,000	137,226
3.05%, 5/15/2050	350,000	228,466
3.16%, 5/15/2055	68,000	43,414
3.40%, 11/1/2049	100,000	70,293
3.80%, 8/1/2028	500,000	493,435
3.94%, 11/1/2047	100,000	77,929
4.45%, 3/1/2033	200,000	195,804
4.45%, 6/15/2045	19,000	16,364
5.05%, 8/1/2030	145,000	147,249
5.10%, 5/1/2035	135,000	135,724
5.35%, 8/1/2054	500,000	471,845
5.55%, 3/15/2034	95,000	98,464
5.95%, 3/15/2064	500,000	505,745
Ryder System, Inc.:
4.30%, 12/1/2030	105,000	103,474
Series MTN, 4.90%, 12/1/2029	125,000	125,920
5.00%, 3/15/2030	200,000	201,890
Series MTN, 5.38%, 3/15/2029	100,000	102,073
Series MTN, 5.65%, 3/1/2028	250,000	254,377
Union Pacific Corp.:
2.38%, 5/20/2031	40,000	36,126
2.40%, 2/5/2030	500,000	464,750
2.80%, 2/14/2032	570,000	518,734
2.97%, 9/16/2062	110,000	64,301
3.20%, 5/20/2041	70,000	54,400
3.25%, 2/5/2050	700,000	482,006
3.38%, 2/14/2042	40,000	31,480
3.50%, 2/14/2053	575,000	405,708
3.55%, 5/20/2061	100,000	67,674
See accompanying notes to financial statements.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 10/1/2051	$52,000	$39,051
3.80%, 4/6/2071	175,000	120,400
3.84%, 3/20/2060	1,130,000	814,165
4.10%, 9/15/2067	15,000	11,092
4.50%, 1/20/2033	250,000	247,865
4.95%, 9/9/2052	250,000	227,257
5.10%, 2/20/2035 (a)	1,500,000	1,522,470
5.60%, 12/1/2054	155,000	153,698
United Parcel Service, Inc.:
3.05%, 11/15/2027	50,000	49,235
3.75%, 11/15/2047	175,000	132,694
4.65%, 10/15/2030 (a)	150,000	151,056
4.88%, 3/3/2033 (a)	175,000	177,056
5.05%, 3/3/2053 (a)	600,000	541,494
5.15%, 5/22/2034 (a)	1,210,000	1,235,386
5.25%, 5/14/2035 (a)	590,000	601,947
5.30%, 4/1/2050	200,000	189,782
5.50%, 5/22/2054	235,000	226,566
5.95%, 5/14/2055	150,000	153,265
6.05%, 5/14/2065	405,000	415,279
		27,434,964
TRUCKING & LEASING — 0.0% *
GATX Corp.:
1.90%, 6/1/2031	200,000	174,610
3.10%, 6/1/2051	250,000	159,303
4.55%, 11/7/2028	50,000	49,781
4.70%, 4/1/2029	25,000	24,971
5.50%, 6/15/2035	105,000	106,168
6.05%, 3/15/2034	155,000	162,280
6.05%, 6/5/2054 (a)	550,000	555,753
		1,232,866
WATER — 0.1%
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	89,363
2.95%, 9/1/2027	121,000	119,127
3.25%, 6/1/2051	100,000	67,428
3.45%, 5/1/2050	50,000	35,232
3.75%, 9/1/2028	100,000	98,421
3.75%, 9/1/2047	100,000	76,015
4.30%, 12/1/2042	25,000	21,714
4.63%, 6/1/2029	95,000	95,064
5.15%, 3/1/2034	250,000	253,072
5.20%, 4/1/2036	500,000	499,350
5.25%, 3/1/2035 (a)	235,000	237,634
5.45%, 3/1/2054	650,000	622,407
5.70%, 9/1/2055	115,000	113,832
Essential Utilities, Inc.:
2.40%, 5/1/2031	105,000	93,802
2.70%, 4/15/2030	60,000	55,601
4.80%, 8/15/2027	250,000	250,630
5.13%, 3/15/2036	125,000	123,252
Security Description	Principal Amount	Value
5.38%, 1/15/2034	$250,000	$253,085
		3,105,029
TOTAL CORPORATE BONDS & NOTES (Cost $1,601,056,717)		1,543,342,470
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust:
Series 2026-1, Class A3, 3.92%, 10/15/2030	113,000	112,046
Series 2025-1, Class A3, 3.96%, 3/15/2030	57,000	56,781
BMW Vehicle Lease Trust:
Series 2025-2, Class A3, 3.97%, 9/25/2028	156,000	155,458
Series 2026-1, Class A3, 4.15%, 5/25/2029	135,000	134,397
Bridgecrest Lending Auto Securitization Trust Series 2024-3, Class D, 5.83%, 5/15/2030	500,000	505,947
Capital One Prime Auto Receivables Trust Series 2025-1, Class A3, 3.85%, 7/15/2030	67,000	66,269
CarMax Auto Owner Trust Series 2025-4, Class A3, 3.97%, 12/16/2030	1,250,000	1,239,019
CarMax Select Receivables Trust:
Series 2025-B, Class A3, 4.12%, 3/15/2030	71,000	70,651
Series 2026-B, Class A3, 4.64%, 12/16/2030	48,000	48,006
Carvana Auto Receivables Trust:
Series 2025-P4, Class A3, 4.14%, 12/10/2030	190,000	188,549
Series 2026-P1, Class A3, 4.26%, 2/10/2031	500,000	496,504
Exeter Automobile Receivables Trust:
Series 2026-3A, Class A3, 4.47%, 7/15/2030	500,000	499,382
Series 2025-1A, Class D, 5.49%, 5/15/2031	500,000	502,936
Ford Credit Auto Owner Trust:
Series 2025-B, Class A3, 3.91%, 4/15/2030	91,000	90,277
Series 2026-A, Class A3, 4.05%, 10/15/2030	1,000,000	991,344
Ford Credit Floorplan Master Owner Trust A Series 2025-2, Class A1, 4.06%, 9/15/2030	387,000	383,466
See accompanying notes to financial statements.
84

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
GM Financial Automobile Leasing Trust Series 2026-1, Class A3, 3.88%, 1/22/2029	$500,000	$496,360
GM Financial Consumer Automobile Receivables Trust:
Series 2025-4, Class A3, 3.84%, 2/18/2031	47,000	46,444
Series 2026-1, Class A3, 3.84%, 5/16/2031	83,000	81,944
Series 2026-2, Class A3, 4.15%, 8/18/2031	103,000	102,246
Series 2025-3, Class A3, 4.18%, 8/16/2030	96,000	95,802
Honda Auto Receivables Owner Trust:
Series 2026-1, Class A3, 3.78%, 9/23/2030	55,000	54,264
Series 2025-2, Class A3, 4.15%, 10/15/2029	114,000	113,755
Series 2024-4, Class A4, 4.35%, 12/16/2030	950,000	949,850
Hyundai Auto Receivables Trust:
Series 2026-A, Class A3, 3.79%, 2/18/2031	300,000	295,974
Series 2025-C, Class A3, 3.88%, 4/15/2030	100,000	99,230
Series 2025-D, Class A3, 3.99%, 9/16/2030	300,000	297,438
Series 2025-B, Class A3, 4.36%, 12/17/2029	110,000	110,025
Mercedes-Benz Auto Lease Trust Series 2025-A, Class A3, 4.61%, 4/16/2029	480,000	481,379
Nissan Auto Receivables Owner Trust Series 2025-B, Class A3, 3.99%, 4/15/2030	812,000	805,913
Toyota Auto Receivables Owner Trust:
Series 2025-D, Class A3, 3.84%, 6/17/2030	1,000,000	991,757
Series 2025-B, Class A3, 4.34%, 11/15/2029	88,000	88,006
Volkswagen Auto Lease Trust:
Series 2026-A, Class A3, 4.17%, 3/20/2029	300,000	298,760
Series 2025-A, Class A3, 4.50%, 6/20/2028	175,000	175,283
Volkswagen Auto Loan Enhanced Trust Series 2025-2, Class A3, 3.92%, 3/20/2030	160,000	158,580
Security Description	Principal Amount	Value
World Omni Auto Receivables Trust:
Series 2026-A, Class A3, 3.86%, 5/15/2031	$143,000	$141,136
Series 2025-D, Class A3, 3.95%, 3/17/2031	167,000	165,387
Series 2025-C, Class A3, 4.08%, 11/15/2030	142,000	141,359
		11,731,924
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2024-3, Class A, 4.65%, 7/15/2029	250,000	251,102
Series 2025-2, Class A, 4.28%, 4/15/2030	608,000	607,073
Series 2025-4, Class A, 4.30%, 7/15/2030	100,000	99,810
Series 2025-5, Class A, 4.51%, 7/15/2032	600,000	601,506
Series 2024-2, Class A, 5.24%, 4/15/2031	627,000	641,228
BA Credit Card Trust Series 2025-A1, Class A, 4.31%, 5/15/2030	205,000	204,885
Capital One Multi-Asset Execution Trust:
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	329,630
Series 2025-A1, Class A, 3.82%, 9/15/2030	200,000	197,640
Series 2025-A2, Class A, 4.02%, 9/15/2032	133,000	130,677
Chase Issuance Trust Series 2024-A2, Class A, 4.63%, 1/15/2031	1,609,000	1,619,334
Citibank Credit Card Issuance Trust:
Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	198,031
Series 2025-A1, Class A, 4.30%, 6/21/2030	192,000	191,643
Series 2025-A2, Class A, 4.49%, 6/21/2032	200,000	200,132
Synchrony Card Funding LLC:
Series 2024-A2, Class A, 4.93%, 7/15/2030	375,000	377,272
Series 2025-A2, Class A, 4.49%, 5/15/2031	600,000	599,764
Synchrony Card Issuance Trust Series 2025-A1, Class A, 4.78%, 2/15/2031	50,000	50,243
WF Card Issuance Trust Series 2025-A1, Class A, 4.34%, 5/15/2030	600,000	599,975
		6,899,945
See accompanying notes to financial statements.
85

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
OTHER ABS — 0.0% *
CNH Equipment Trust:
Series 2025-B, Class A3, 4.30%, 10/15/2030	$416,667	$415,424
Series 2026-A, Class A3, 4.00%, 5/15/2031	83,333	82,343
Series 2026-B, Class A3, 4.59%, 9/15/2031	100,000	100,214
John Deere Owner Trust:
Series 2025-B, Class A3, 4.17%, 12/17/2029	200,000	199,171
Series 2025-A, Class A3, 4.23%, 9/17/2029	250,000	249,392
Verizon Master Trust:
Series 2025-9, Class A1A, 3.96%, 10/21/2030	400,000	397,854
Series 2025-7, Class A1A, 3.96%, 8/20/2031	560,000	554,324
Series 2025-5, Class A1A, 4.40%, 6/20/2031	350,000	349,370
Series 2026-2, Class A1A, 4.51%, 6/21/2032	429,000	428,657
		2,776,749
TOTAL ASSET-BACKED SECURITIES (Cost $21,538,946)		21,408,618
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
AUSTRIA — 0.0% *
Oesterreichische Kontrollbank AG:
3.75%, 09/05/2029	145,000	142,989
3.75%, 09/10/2030	500,000	490,880
3.75%, 01/15/2031	200,000	195,998
4.00%, 05/28/2028 (a)	250,000	249,000
4.13%, 05/29/2029	157,000	156,658
4.25%, 03/01/2028	750,000	750,315
4.50%, 01/24/2030	210,000	211,799
		2,197,639
CANADA — 0.5%
Canada Government International Bonds:
3.75%, 04/26/2028	760,000	754,581
4.00%, 03/18/2030 (a)	605,000	600,799
4.25%, 05/28/2031 (a)	535,000	535,531
4.63%, 04/30/2029	735,000	743,893
Export Development Canada:
3.75%, 09/07/2027	250,000	248,736
3.88%, 02/14/2028	500,000	497,515
4.00%, 06/20/2030	200,000	198,209
4.13%, 02/13/2029	445,000	444,341
4.75%, 06/05/2034	265,000	271,028
Province of Alberta:
1.30%, 07/22/2030	400,000	355,822
Security Description	Principal Amount	Value
3.30%, 03/15/2028	$650,000	$640,017
4.30%, 11/02/2035	1,595,000	1,552,906
4.50%, 01/24/2034	200,000	199,441
Province of British Columbia:
1.30%, 01/29/2031	200,000	174,927
3.90%, 08/27/2030 (a)	795,000	782,635
4.05%, 04/23/2031	1,250,000	1,233,720
4.20%, 07/06/2033	550,000	539,042
4.70%, 01/24/2028	985,000	991,779
4.75%, 06/12/2034	800,000	807,158
4.90%, 04/24/2029	650,000	660,638
Province of Manitoba 4.90%, 5/31/2034	495,000	503,952
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,483
Province of Ontario:
1.13%, 10/07/2030	500,000	438,716
1.60%, 02/25/2031	250,000	221,611
1.80%, 10/14/2031	500,000	439,658
2.00%, 10/02/2029	350,000	325,842
3.70%, 09/17/2029	700,000	687,805
3.80%, 01/29/2029	1,000,000	989,160
3.90%, 09/04/2030	500,000	492,433
4.05%, 04/16/2031	1,000,000	988,859
4.20%, 01/18/2029	300,000	299,641
4.45%, 11/20/2035	750,000	738,149
4.70%, 01/15/2030 (a)	500,000	506,438
4.85%, 06/11/2035	500,000	508,025
4.85%, 05/29/2036	375,000	379,648
5.05%, 04/24/2034	200,000	206,269
Series MTN, 2.13%, 01/21/2032	1,250,000	1,109,113
Province of Quebec:
1.35%, 05/28/2030	300,000	268,114
1.90%, 04/21/2031 (a)	250,000	223,612
3.63%, 04/13/2028	1,750,000	1,731,620
3.88%, 01/14/2031	1,000,000	981,427
4.25%, 09/05/2034	500,000	487,904
4.50%, 04/03/2029	1,150,000	1,156,977
4.50%, 09/08/2033	485,000	483,556
4.63%, 06/03/2036	1,345,000	1,335,187
Province of Saskatchewan 4.65%, 1/28/2030	1,000,000	1,011,150
		28,797,067
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031	200,000	181,412
2.55%, 07/27/2033	250,000	214,686
3.10%, 05/07/2041	1,000,000	765,022
3.10%, 01/22/2061	250,000	156,835
3.24%, 02/06/2028	200,000	196,167
3.25%, 09/21/2071	250,000	157,875
3.86%, 06/21/2047	300,000	236,752
4.34%, 03/07/2042	250,000	221,085
See accompanying notes to financial statements.
86

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 01/22/2029	$700,000	$705,320
4.95%, 01/05/2036	335,000	331,325
5.33%, 01/05/2054	500,000	482,192
5.65%, 01/13/2037	1,200,000	1,248,290
		4,896,961
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	60,820
0.75%, 09/30/2030	500,000	433,615
1.75%, 09/14/2029	250,000	231,938
2.88%, 04/03/2028	290,000	283,771
3.50%, 08/27/2027	220,000	218,431
3.50%, 08/09/2028	355,000	350,318
3.50%, 05/15/2029	1,050,000	1,030,869
3.75%, 07/15/2030 (a)	1,390,000	1,366,717
3.75%, 03/14/2031 (a)	555,000	544,122
3.88%, 05/15/2028	325,000	323,330
4.13%, 07/22/2031	495,000	492,490
4.63%, 03/18/2030	600,000	608,532
Landwirtschaftliche Rentenbank:
0.88%, 09/03/2030	200,000	174,714
3.63%, 10/08/2030	300,000	293,187
4.13%, 05/28/2030 (a)	650,000	647,341
4.13%, 06/03/2031	320,000	318,493
Series 37, 2.50%, 11/15/2027	50,000	48,883
		7,427,571
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	436,677
2.15%, 07/28/2031	500,000	438,142
3.05%, 03/12/2051	250,000	159,795
3.55%, 03/31/2032	350,000	324,982
4.20%, 10/15/2050	600,000	473,140
4.30%, 04/16/2031	250,000	244,230
4.35%, 02/21/2031	200,000	195,772
4.45%, 04/15/2070	200,000	155,846
4.55%, 01/11/2028	700,000	701,522
4.70%, 02/10/2034	200,000	194,735
4.75%, 02/11/2029	150,000	150,738
4.75%, 09/10/2034	350,000	338,244
4.85%, 01/11/2033	200,000	196,966
4.90%, 04/16/2036	250,000	241,234
4.95%, 02/21/2036	1,200,000	1,159,169
5.03%, 05/29/2031	250,000	251,227
5.10%, 02/10/2054	500,000	460,903
5.15%, 09/10/2054	300,000	275,567
5.25%, 01/15/2030	265,000	268,391
5.35%, 02/11/2049 (a)	100,000	95,655
5.48%, 02/21/2056	250,000	242,906
5.60%, 01/15/2035	350,000	356,154
Security Description	Principal Amount	Value
5.65%, 01/11/2053 (a)	$300,000	$294,371
5.69%, 05/29/2036	200,000	204,204
		7,860,570
ISRAEL — 0.1%
Israel Government International Bonds:
2.75%, 07/03/2030	200,000	183,557
3.25%, 01/17/2028	100,000	97,978
3.88%, 07/03/2050	200,000	144,565
4.13%, 01/17/2048	100,000	77,434
4.50%, 01/13/2031	220,000	215,107
4.50%, 01/17/2033	400,000	385,393
5.00%, 01/13/2036 (a)	265,000	257,961
5.38%, 03/12/2029	650,000	656,470
5.38%, 02/19/2030	450,000	455,293
5.50%, 03/12/2034	500,000	507,525
5.63%, 02/19/2035	735,000	751,958
5.75%, 03/12/2054	1,500,000	1,432,436
5.88%, 01/13/2056	1,250,000	1,209,713
State of Israel 3.38%, 1/15/2050	300,000	199,371
		6,574,761
ITALY — 0.0% *
Republic of Italy Government International Bonds:
2.88%, 10/17/2029	500,000	476,372
3.88%, 05/06/2051	950,000	705,093
4.00%, 10/17/2049	200,000	153,261
5.38%, 06/15/2033	50,000	51,881
		1,386,607
JAPAN — 0.1%
Japan Bank for International Cooperation:
1.25%, 01/21/2031 (a)	250,000	217,912
1.88%, 04/15/2031	200,000	178,388
2.13%, 02/16/2029	250,000	236,297
2.75%, 11/16/2027 (a)	200,000	195,787
2.88%, 07/21/2027	100,000	98,562
3.25%, 07/20/2028	1,500,000	1,468,634
4.38%, 01/24/2031	200,000	199,804
4.38%, 01/23/2036 (a)	300,000	292,726
4.63%, 07/22/2027	1,000,000	1,003,724
4.63%, 04/17/2034	500,000	500,314
4.63%, 07/02/2036 (d)	1,415,000	1,405,783
Japan International Cooperation Agency:
1.75%, 04/28/2031	200,000	177,114
4.00%, 05/23/2028	1,000,000	993,605
4.38%, 05/28/2031	200,000	199,857
4.75%, 05/21/2029	200,000	202,058
		7,370,565
See accompanying notes to financial statements.
87

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031	$450,000	$398,016
3.25%, 04/16/2030	350,000	327,058
3.50%, 02/12/2034	250,000	213,278
3.75%, 01/11/2028	100,000	100,000
3.77%, 05/24/2061	500,000	300,483
4.28%, 08/14/2041	1,025,000	806,599
4.40%, 02/12/2052	400,000	286,544
4.50%, 04/22/2029	250,000	247,618
4.50%, 01/31/2050	250,000	185,326
4.60%, 02/10/2048	200,000	151,404
4.75%, 03/22/2031	220,000	215,001
4.75%, 04/27/2032	200,000	192,213
5.00%, 04/27/2051	200,000	157,805
5.38%, 03/22/2033	985,000	964,952
5.55%, 01/21/2045 (a)	450,000	406,213
5.63%, 02/09/2034	2,250,000	2,213,000
5.63%, 09/22/2035	200,000	194,943
5.85%, 07/02/2032	950,000	960,223
6.00%, 05/13/2030	1,000,000	1,028,455
6.00%, 05/07/2036	2,000,000	1,997,613
6.05%, 01/11/2040	30,000	29,139
6.13%, 02/09/2038	750,000	736,361
6.25%, 08/27/2037	1,280,000	1,280,190
6.34%, 05/04/2053	500,000	468,279
6.35%, 02/09/2035	500,000	511,390
6.40%, 05/07/2054	1,250,000	1,177,804
6.63%, 01/29/2038	200,000	204,886
6.75%, 02/09/2056	1,520,000	1,490,751
6.88%, 05/13/2037	1,200,000	1,260,122
7.38%, 05/13/2055	1,000,000	1,062,608
Series MTN, 4.75%, 03/08/2044	100,000	80,532
		19,648,806
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032	1,200,000	1,007,086
3.16%, 01/23/2030	200,000	188,318
3.30%, 01/19/2033	500,000	443,651
3.87%, 07/23/2060	600,000	412,783
3.88%, 03/17/2028	200,000	196,664
4.50%, 05/15/2047	50,000	41,331
4.50%, 04/16/2050	700,000	560,986
4.50%, 04/01/2056	500,000	389,567
5.23%, 02/23/2034	1,000,000	985,967
5.66%, 02/23/2038	1,000,000	997,841
6.40%, 02/14/2035	200,000	211,642
6.70%, 01/26/2036	50,000	53,879
6.85%, 03/28/2054 (a)	850,000	914,404
		6,404,119
Security Description	Principal Amount	Value
PERU — 0.1%
Peru Government International Bonds:
2.78%, 01/23/2031	$1,820,000	$1,675,387
2.78%, 12/01/2060	150,000	81,905
3.00%, 01/15/2034	250,000	216,747
3.23%, 07/28/2121	150,000	83,131
3.30%, 03/11/2041	815,000	631,243
3.55%, 03/10/2051	70,000	49,262
3.60%, 01/15/2072	250,000	158,794
5.38%, 02/08/2035	100,000	100,886
5.50%, 03/30/2036	111,000	112,195
5.63%, 11/18/2050 (a)	150,000	146,171
5.88%, 08/08/2054	550,000	546,637
6.20%, 06/30/2055	750,000	774,103
6.55%, 03/14/2037	25,000	27,378
		4,603,839
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	216,809
1.95%, 01/06/2032	200,000	173,242
2.46%, 05/05/2030	200,000	184,945
2.65%, 12/10/2045	600,000	385,214
2.95%, 05/05/2045	250,000	170,579
3.00%, 02/01/2028	500,000	489,360
3.20%, 07/06/2046	200,000	139,672
3.70%, 03/01/2041	200,000	163,133
3.70%, 02/02/2042	100,000	80,550
3.95%, 01/20/2040	200,000	170,927
4.25%, 07/27/2031	250,000	245,198
4.63%, 07/17/2028	1,500,000	1,505,566
4.63%, 12/24/2031	250,000	248,212
4.75%, 03/05/2035	350,000	337,813
5.00%, 07/17/2033	200,000	199,399
5.00%, 01/27/2036	250,000	244,573
5.00%, 01/13/2037	150,000	146,459
5.33%, 06/24/2036	250,000	250,340
5.50%, 02/04/2035	1,000,000	1,017,583
5.50%, 01/17/2048	500,000	480,039
5.60%, 05/14/2049	250,000	242,657
5.61%, 04/13/2033	500,000	515,299
5.75%, 01/27/2051	450,000	448,289
5.90%, 02/04/2050 (a)	750,000	760,831
7.75%, 01/14/2031	100,000	112,213
		8,928,902
POLAND — 0.1%
Republic of Poland Government International Bonds:
4.63%, 03/18/2029	250,000	251,433
4.63%, 04/14/2031	500,000	500,308
4.88%, 02/12/2030	925,000	934,683
4.88%, 10/04/2033	500,000	497,652
See accompanying notes to financial statements.
88

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 09/18/2034	$250,000	$251,289
5.38%, 02/12/2035	245,000	249,770
5.38%, 04/14/2036	305,000	307,961
5.50%, 11/16/2027	350,000	354,845
5.50%, 04/04/2053	500,000	473,334
5.50%, 03/18/2054	395,000	373,763
5.75%, 11/16/2032	250,000	261,939
6.13%, 04/14/2056	675,000	685,622
		5,142,599
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.50%, 06/29/2041	250,000	182,176
3.75%, 01/13/2029	1,000,000	985,631
4.13%, 10/17/2027	285,000	284,189
4.25%, 09/15/2027	250,000	249,758
4.50%, 01/11/2029	200,000	200,690
5.00%, 01/11/2028	250,000	252,315
5.13%, 09/18/2028	200,000	203,185
5.13%, 01/11/2033	200,000	206,524
5.25%, 01/14/2035	1,000,000	1,038,970
Korea Development Bank:
1.63%, 01/19/2031	250,000	221,646
3.75%, 01/28/2029	250,000	246,413
3.75%, 09/16/2030	200,000	195,024
4.00%, 01/28/2031	250,000	246,000
4.38%, 02/15/2028	200,000	200,083
4.38%, 02/15/2033	750,000	742,069
4.50%, 02/15/2029	200,000	200,826
4.63%, 02/03/2028	250,000	251,009
4.88%, 02/03/2030	250,000	253,974
Korea International Bonds:
1.00%, 09/16/2030	200,000	175,126
3.50%, 09/20/2028	200,000	196,661
3.63%, 02/12/2029	235,000	231,487
3.63%, 10/29/2030	830,000	809,624
3.88%, 02/12/2031	210,000	206,453
4.50%, 07/03/2029	350,000	351,923
		8,131,756
SUPRANATIONAL — 1.3%
African Development Bank:
3.50%, 09/18/2029	400,000	391,460
3.63%, 03/03/2031	250,000	243,602
3.88%, 06/12/2028	625,000	621,356
4.00%, 03/18/2030	300,000	297,624
4.13%, 01/22/2036	100,000	97,215
4.38%, 03/14/2028	400,000	401,268
4.50%, 06/12/2035	95,000	95,336
Series GMTN, 4.38%, 11/03/2027	405,000	405,964
Asian Development Bank:
3.13%, 04/27/2032	250,000	235,097
4.25%, 05/28/2031	1,975,000	1,976,975
4.38%, 03/22/2035	1,195,000	1,192,825
Security Description	Principal Amount	Value
Series GMTN, 0.75%, 10/08/2030	$200,000	$173,294
Series GMTN, 1.25%, 06/09/2028	100,000	94,620
Series GMTN, 1.50%, 03/04/2031	250,000	221,433
Series GMTN, 1.88%, 03/15/2029	250,000	235,452
Series GMTN, 1.88%, 01/24/2030	500,000	461,885
Series GMTN, 2.38%, 08/10/2027	50,000	49,050
Series GMTN, 2.50%, 11/02/2027	100,000	97,860
Series GMTN, 3.13%, 08/20/2027	1,000,000	988,630
Series GMTN, 3.13%, 09/26/2028	50,000	48,903
Series GMTN, 3.63%, 08/28/2029	750,000	737,572
Series GMTN, 3.75%, 04/25/2028	175,000	173,719
Series GMTN, 3.75%, 08/28/2030 (a)	800,000	786,128
Series GMTN, 3.88%, 09/28/2032	200,000	195,436
Series GMTN, 4.00%, 01/12/2033	170,000	166,998
Series GMTN, 4.13%, 05/30/2030	1,300,000	1,296,373
Series GMTN, 4.13%, 01/12/2034	500,000	492,330
Series GMTN, 4.25%, 01/14/2036	1,830,000	1,803,081
Series GMTN, 4.38%, 01/14/2028	1,240,000	1,243,993
Series GMTN, 4.38%, 03/06/2029	360,000	361,789
Series GMTN, 4.50%, 08/25/2028	383,000	385,654
Asian Infrastructure Investment Bank:
3.63%, 09/15/2028	355,000	351,095
3.75%, 09/14/2027	1,200,000	1,194,168
3.88%, 04/22/2031	500,000	492,500
4.00%, 01/18/2028	500,000	498,780
4.13%, 01/14/2036	95,000	92,667
4.50%, 01/16/2030	250,000	252,465
Corp. Andina de Fomento:
4.13%, 06/30/2028	838,000	834,263
4.63%, 01/15/2036	175,000	172,169
5.00%, 01/24/2029	470,000	477,102
5.00%, 01/22/2030	200,000	203,352
Council of Europe Development Bank:
3.63%, 01/26/2028	150,000	148,733
3.75%, 01/14/2031	145,000	142,299
See accompanying notes to financial statements.
89

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 05/21/2029	$175,000	$174,193
4.13%, 01/24/2029	550,000	549,092
4.50%, 01/15/2030	200,000	201,662
Series GMTN, 3.63%, 05/08/2028	150,000	148,530
European Bank for Reconstruction & Development:
4.25%, 05/29/2031	835,000	835,651
Series GMTN, 4.38%, 03/09/2028	660,000	662,119
Series MTN, 4.25%, 03/13/2034	400,000	397,164
European Investment Bank:
0.75%, 09/23/2030	200,000	173,568
1.25%, 02/14/2031	390,000	341,960
1.63%, 05/13/2031	100,000	88,690
1.75%, 03/15/2029	133,000	124,850
3.25%, 11/15/2027	1,500,000	1,482,180
3.63%, 07/15/2030	1,120,000	1,096,054
3.75%, 05/15/2029	1,822,000	1,800,883
3.75%, 11/15/2029	750,000	739,717
3.75%, 03/13/2031	1,000,000	980,490
3.75%, 02/14/2033	990,000	958,617
3.88%, 03/15/2028	1,300,000	1,293,838
3.88%, 06/15/2028	370,000	368,002
3.88%, 10/15/2030	645,000	636,692
4.00%, 02/15/2029	1,180,000	1,174,902
4.13%, 02/13/2034	286,000	281,638
4.25%, 08/16/2032	1,592,000	1,589,055
4.25%, 02/08/2036 (a)	1,460,000	1,438,042
4.38%, 10/10/2031	1,175,000	1,182,520
4.38%, 08/16/2033	2,100,000	2,105,796
4.50%, 10/16/2028	500,000	503,625
4.50%, 03/14/2030	1,190,000	1,202,257
4.63%, 02/12/2035	285,000	289,489
4.75%, 06/15/2029	417,000	423,539
Inter-American Development Bank:
0.63%, 09/16/2027	500,000	479,370
1.13%, 07/20/2028	200,000	188,192
2.25%, 06/18/2029	250,000	236,667
2.38%, 07/07/2027	100,000	98,241
3.13%, 09/18/2028	100,000	97,837
3.50%, 09/14/2029	200,000	195,852
3.75%, 06/14/2030	1,050,000	1,032,381
4.00%, 01/12/2028	200,000	199,492
4.13%, 02/15/2029	2,280,000	2,277,446
4.13%, 01/23/2036	255,000	248,291
4.25%, 08/11/2031	1,380,000	1,380,690
4.38%, 07/17/2034	250,000	249,925
4.38%, 01/24/2044	75,000	69,744
4.50%, 02/15/2030	1,350,000	1,363,149
Series GMTN, 1.13%, 01/13/2031	750,000	655,185
Security Description	Principal Amount	Value
Series GMTN, 3.63%, 09/17/2031	$1,000,000	$970,990
Series GMTN, 4.38%, 07/16/2035	710,000	706,698
Series GMTN, 4.50%, 09/13/2033	200,000	201,794
Inter-American Investment Corp.:
3.63%, 11/20/2028	465,000	458,699
4.13%, 02/15/2028	200,000	199,670
4.25%, 02/14/2029	175,000	175,053
4.25%, 04/01/2030	250,000	249,567
Series GMTN, 4.38%, 05/28/2031	250,000	251,110
International Bank for Reconstruction & Development:
0.75%, 11/24/2027	1,890,000	1,803,457
0.75%, 08/26/2030	170,000	147,834
0.88%, 05/14/2030	250,000	220,493
1.13%, 09/13/2028	500,000	468,315
1.25%, 02/10/2031	500,000	438,465
1.38%, 04/20/2028	250,000	237,990
1.63%, 11/03/2031	1,000,000	875,190
1.75%, 10/23/2029	250,000	231,283
2.50%, 11/22/2027	250,000	244,407
3.50%, 07/12/2028	2,100,000	2,073,414
3.50%, 10/28/2030	1,230,000	1,196,003
3.63%, 05/05/2028	1,500,000	1,485,690
3.88%, 10/16/2029	2,325,000	2,302,145
3.88%, 02/14/2030	825,000	816,098
3.88%, 08/28/2034	1,435,000	1,385,593
4.00%, 07/25/2030	500,000	496,275
4.00%, 01/10/2031	1,500,000	1,487,040
4.00%, 05/06/2032	1,200,000	1,182,624
4.13%, 03/20/2030	1,680,000	1,675,464
4.38%, 08/27/2035	1,695,000	1,687,322
4.50%, 04/10/2031	455,000	460,424
4.50%, 05/20/2036	1,325,000	1,328,352
Series GMTN, 4.63%, 01/15/2032	1,140,000	1,159,836
Series GMTN, 4.75%, 02/15/2035	25,000	25,589
International Finance Corp.:
Series GMTN, 3.50%, 01/22/2029	210,000	206,653
Series GMTN, 3.88%, 07/02/2030	570,000	563,348
Series GMTN, 4.25%, 07/02/2029	280,000	280,504
Series GMTN, 4.50%, 01/21/2028	275,000	276,356
Series GMTN, 4.50%, 07/13/2028	635,000	639,159
Nordic Investment Bank:
3.75%, 08/28/2028	250,000	247,972
See accompanying notes to financial statements.
90

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 05/09/2030	$500,000	$491,000
3.75%, 01/23/2031	300,000	294,261
4.25%, 02/28/2029	200,000	200,322
4.38%, 03/14/2028	200,000	200,644
		82,892,895
SWEDEN — 0.0% *
Svensk Exportkredit AB:
3.63%, 03/12/2029	767,000	755,307
3.75%, 05/08/2028	375,000	371,603
4.13%, 06/14/2028	200,000	199,549
Series GMTN, 3.75%, 09/13/2027	200,000	198,876
Series GMTN, 3.88%, 08/04/2027	750,000	747,505
		2,272,840
URUGUAY — 0.1%
Oriental Republic of Uruguay 5.25%, 9/10/2060	585,000	542,974
Uruguay Government International Bonds:
4.38%, 10/27/2027	150,000	149,918
4.38%, 01/23/2031	280,000	280,888
4.98%, 04/20/2055	400,000	362,736
5.10%, 06/18/2050	675,000	631,174
5.44%, 02/14/2037	687,500	705,476
5.75%, 10/28/2034	350,000	365,750
		3,038,916
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $212,431,490)		207,576,413
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.6%
Federal Farm Credit Banks Funding Corp.:
0.90%, 8/19/2027	100,000	96,279
1.00%, 8/3/2027	100,000	96,470
1.04%, 1/25/2029	150,000	137,767
1.10%, 8/10/2029	150,000	135,657
1.14%, 8/20/2029	150,000	135,908
1.15%, 8/12/2030	100,000	87,597
1.32%, 9/9/2030	100,000	88,159
1.38%, 1/14/2031	250,000	218,709
1.65%, 7/23/2035	100,000	77,130
1.69%, 8/20/2035	100,000	77,146
1.95%, 8/13/2040	100,000	67,693
1.99%, 3/17/2031	500,000	447,268
3.50%, 1/21/2028	1,000,000	988,874
3.57%, 3/2/2028	700,000	691,252
3.63%, 8/27/2027	750,000	745,639
3.75%, 4/9/2029	1,750,000	1,729,663
Federal Home Loan Banks:
1.00%, 8/16/2028	250,000	232,963
Security Description	Principal Amount	Value
3.25%, 6/9/2028	$500,000	$491,161
3.25%, 11/16/2028	1,780,000	1,746,181
3.50%, 9/9/2027	3,375,000	3,350,687
3.50%, 10/4/2027	210,000	208,278
3.50%, 3/3/2028	1,000,000	988,943
4.00%, 6/30/2028	500,000	498,258
4.13%, 6/1/2028	2,375,000	2,373,376
Series 677, 5.50%, 7/15/2036 (a)	135,000	145,319
Federal Home Loan Mortgage Corp.:
1.50%, 5/1/2036	3,446,725	3,080,182
1.50%, 4/1/2037	7,587,045	6,766,363
1.50%, 12/1/2040	1,791,745	1,510,449
1.50%, 2/1/2051	1,768,949	1,356,096
1.50%, 10/1/2051	6,948,405	5,323,120
1.50%, 11/1/2051	4,491,526	3,440,750
2.00%, 2/1/2036	1,515,305	1,382,670
2.00%, 3/1/2036	6,223,328	5,688,819
2.00%, 6/1/2036	1,249,976	1,142,374
2.00%, 1/1/2037	1,793,781	1,635,259
2.00%, 4/1/2037	2,542,267	2,320,651
2.00%, 7/1/2041	4,781,987	4,136,888
2.00%, 9/1/2050	4,954,636	4,031,363
2.00%, 10/1/2050	1,018,941	824,198
2.00%, 11/1/2050	4,884,253	3,949,055
2.00%, 12/1/2050	775,292	626,575
2.00%, 1/1/2051	5,313,206	4,292,169
2.00%, 2/1/2051	6,231,647	5,031,939
2.00%, 3/1/2051	5,312,772	4,295,524
2.00%, 6/1/2051	866,991	705,575
2.00%, 7/1/2051	10,254,069	8,262,135
2.00%, 9/1/2051	5,849,698	4,709,267
2.00%, 11/1/2051	5,884,848	4,733,459
2.00%, 12/1/2051	1,537,387	1,253,969
2.00%, 2/1/2052	6,887,932	5,553,875
2.00%, 3/1/2052	4,229,281	3,398,309
2.00%, 6/1/2052	4,185,824	3,379,976
2.22%, 7/13/2040	150,000	105,542
2.50%, 10/1/2029	4,623	4,517
2.50%, 1/1/2031	12,926	12,518
2.50%, 5/1/2031	21,376	20,626
2.50%, 6/1/2031	39,756	38,339
2.50%, 10/1/2031	39,594	38,110
2.50%, 12/1/2031	52,921	50,961
2.50%, 12/1/2032	200,756	191,375
2.50%, 2/1/2033	210,787	200,798
2.50%, 9/1/2035	308,182	289,107
2.50%, 1/1/2037	1,140,274	1,066,843
2.50%, 1/1/2042	785,723	698,872
2.50%, 7/1/2042	2,438,148	2,151,761
2.50%, 9/1/2046	492,690	424,018
2.50%, 7/1/2050	4,005,530	3,391,961
2.50%, 10/1/2050	1,424,341	1,205,037
2.50%, 1/1/2051	596,503	499,887
See accompanying notes to financial statements.
91

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/1/2051	$5,465,559	$4,622,870
2.50%, 6/1/2051	4,493,083	3,756,104
2.50%, 7/1/2051	4,623,409	3,898,649
2.50%, 9/1/2051	3,899,626	3,285,909
2.50%, 10/1/2051	3,241,098	2,730,016
2.50%, 11/1/2051	3,990,642	3,360,129
2.50%, 12/1/2051	12,443,710	10,501,753
2.50%, 3/1/2052	2,901,283	2,441,515
2.50%, 4/1/2052	24,451,049	20,657,211
2.50%, 9/1/2052	4,772,970	4,018,851
2.50%, 1/1/2054	8,648,775	7,290,324
3.00%, 10/1/2030	77,951	76,378
3.00%, 12/1/2030	15,682	15,326
3.00%, 5/1/2031	12,178	11,860
3.00%, 12/1/2031	75,595	73,398
3.00%, 2/1/2032	100,009	97,024
3.00%, 5/1/2032	98,576	95,385
3.00%, 7/1/2032	28,517	27,575
3.00%, 1/1/2033	122,556	118,236
3.00%, 3/1/2035	581,604	554,353
3.00%, 5/1/2035	264,494	251,793
3.00%, 4/1/2036	85,718	81,278
3.00%, 6/1/2036	55,719	52,747
3.00%, 2/1/2038	168,752	158,263
3.00%, 5/1/2042	1,920,901	1,750,796
3.00%, 1/1/2043	949,787	866,486
3.00%, 7/1/2043	954,988	865,469
3.00%, 6/1/2045	22,391	20,194
3.00%, 8/1/2045	142,695	129,691
3.00%, 4/1/2046	84,212	75,418
3.00%, 6/1/2046	1,067,678	966,157
3.00%, 7/1/2046	1,443,523	1,300,288
3.00%, 8/1/2046	161,853	144,953
3.00%, 9/1/2046	52,569	47,080
3.00%, 10/1/2046	90,446	81,002
3.00%, 11/1/2046	327,253	293,082
3.00%, 12/1/2046	294,277	263,549
3.00%, 1/1/2047	215,026	192,573
3.00%, 2/1/2047	602,713	534,893
3.00%, 4/1/2047	1,399,232	1,260,392
3.00%, 9/1/2049	141,118	124,576
3.00%, 12/1/2049	138,343	122,126
3.00%, 2/1/2050	9,908,107	8,765,042
3.00%, 5/1/2050	1,188,339	1,053,981
3.00%, 7/1/2050	3,148,511	2,789,604
3.00%, 8/1/2050	2,643,513	2,354,271
3.00%, 6/1/2051	2,953,109	2,595,398
3.00%, 12/1/2051	1,914,836	1,673,844
3.00%, 3/1/2052	6,559,834	5,752,389
3.00%, 4/1/2052	782,348	685,211
3.00%, 5/1/2052	1,767,144	1,548,415
3.00%, 8/1/2052	1,232,181	1,078,048
3.50%, 4/1/2032	51,534	50,429
3.50%, 6/1/2033	99,146	96,621
3.50%, 9/1/2033	68,229	66,404
Security Description	Principal Amount	Value
3.50%, 11/1/2034	$54,096	$52,371
3.50%, 3/1/2037	70,590	67,782
3.50%, 10/1/2037	925,782	885,129
3.50%, 7/1/2038	825,200	788,963
3.50%, 4/1/2042	77,608	73,657
3.50%, 12/1/2042	60,018	56,429
3.50%, 8/1/2043	154,509	144,676
3.50%, 5/1/2044	654,311	616,202
3.50%, 11/1/2044	9,363	8,722
3.50%, 1/1/2045	12,796	11,920
3.50%, 7/1/2045	79,086	73,504
3.50%, 10/1/2045	12,208	11,336
3.50%, 12/1/2045	150,715	140,013
3.50%, 1/1/2046	18,184	16,885
3.50%, 3/1/2046	36,926	34,158
3.50%, 4/1/2046	52,511	48,576
3.50%, 6/1/2046	62,657	57,961
3.50%, 8/1/2046	718,831	667,493
3.50%, 12/1/2046	211,818	195,942
3.50%, 2/1/2047	138,239	127,878
3.50%, 3/1/2047	131,057	121,234
3.50%, 4/1/2047	73,767	68,066
3.50%, 6/1/2047	69,657	64,274
3.50%, 10/1/2047	127,388	117,544
3.50%, 11/1/2047	47,418	43,753
3.50%, 12/1/2047	102,847	94,899
3.50%, 4/1/2049	104,399	95,936
3.50%, 7/1/2049	273,149	250,684
3.50%, 8/1/2049	816,228	753,912
3.50%, 9/1/2049	1,332,618	1,232,518
3.50%, 10/1/2049	30,341	27,846
3.50%, 3/1/2050	720,835	661,551
3.50%, 9/1/2052	5,116,935	4,668,818
3.50%, 10/1/2052	9,061,635	8,240,416
3.50%, 11/1/2052	1,124,575	1,022,659
4.00%, 11/1/2033	73,164	72,111
4.00%, 4/1/2042	7,842	7,587
4.00%, 6/1/2042	24,844	23,938
4.00%, 7/1/2042	404,621	391,459
4.00%, 12/1/2044	9,688	9,277
4.00%, 4/1/2045	6,406	6,132
4.00%, 10/1/2045	16,498	15,791
4.00%, 12/1/2045	31,989	30,617
4.00%, 1/1/2046	112,491	107,665
4.00%, 2/1/2046	44,895	42,969
4.00%, 1/1/2047	141,091	134,550
4.00%, 2/1/2047	55,858	53,269
4.00%, 6/1/2047	98,877	93,978
4.00%, 9/1/2047	119,351	113,438
4.00%, 11/1/2047	91,939	87,383
4.00%, 1/1/2048	239,938	228,050
4.00%, 10/1/2048	452,974	430,092
4.00%, 4/1/2049	35,968	34,115
4.00%, 2/1/2051	1,774,863	1,681,252
4.00%, 8/1/2052	2,040,914	1,916,018
See accompanying notes to financial statements.
92

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/2052	$2,137,820	$2,015,457
4.00%, 11/1/2052	634,302	595,338
4.00%, 1/1/2053	4,345,465	4,078,194
4.00%, 7/1/2054	2,857,889	2,673,223
4.50%, 2/1/2041	1,977,079	1,953,721
4.50%, 5/1/2042	207,136	205,233
4.50%, 5/1/2044	94,741	93,398
4.50%, 12/1/2045	129,329	127,495
4.50%, 9/1/2046	95,034	93,385
4.50%, 4/1/2047	48,433	47,429
4.50%, 10/1/2047	71,869	70,379
4.50%, 11/1/2047	63,411	62,096
4.50%, 12/1/2047	33,572	32,876
4.50%, 7/1/2048	176,170	172,066
4.50%, 9/1/2048	278,832	271,998
4.50%, 11/1/2048	93,856	91,669
4.50%, 6/1/2049	122,953	119,842
4.50%, 11/1/2049	254,053	247,626
4.50%, 6/1/2052	794,159	767,466
4.50%, 10/1/2052	2,692,749	2,601,537
4.50%, 11/1/2052	832,880	804,591
4.50%, 12/1/2052	1,742,930	1,690,274
4.50%, 5/1/2053	180,653	174,106
4.50%, 9/1/2053	4,661,203	4,524,958
5.00%, 6/1/2040	1,387,780	1,393,631
5.00%, 8/1/2040	1,357,107	1,362,828
5.00%, 7/1/2041	42,804	43,197
5.00%, 7/1/2045	3,003,326	2,992,942
5.00%, 11/1/2048	98,262	98,471
5.00%, 9/1/2052	2,343,358	2,318,660
5.00%, 10/1/2052	551,966	547,664
5.00%, 12/1/2052	962,674	956,473
5.00%, 2/1/2053	10,230,451	10,115,173
5.00%, 7/1/2053	5,107,018	5,049,949
5.00%, 11/1/2053	3,340,330	3,304,466
5.00%, 12/1/2053	526,332	520,681
5.00%, 11/1/2054	8,216,693	8,101,552
5.00%, 1/1/2055	9,888,146	9,749,583
5.00%, 2/1/2056	7,961,270	7,825,732
5.00%, 4/1/2056	7,900,292	7,764,469
5.00%, 5/1/2056	4,002,386	3,933,576
5.50%, 8/1/2038	116,371	119,435
5.50%, 12/1/2052	324,042	329,601
5.50%, 2/1/2053	1,452,761	1,467,195
5.50%, 7/1/2053	4,644,276	4,681,811
5.50%, 3/1/2054	4,734,287	4,762,939
5.50%, 11/1/2054	15,177,622	15,264,904
5.50%, 5/1/2055	2,380,621	2,391,551
5.50%, 6/1/2055	5,802,320	5,825,295
5.50%, 8/1/2055	10,699,976	10,742,343
5.50%, 9/1/2055	5,556,345	5,626,460
5.50%, 10/1/2055	9,680,582	9,718,913
6.00%, 7/1/2040	45,159	47,222
6.00%, 2/1/2053	931,585	954,929
6.00%, 9/1/2053	991,892	1,027,375
Security Description	Principal Amount	Value
6.00%, 11/1/2053	$2,893,769	$2,962,278
6.00%, 12/1/2053	720,460	737,451
6.00%, 6/1/2054	3,231,043	3,302,427
6.00%, 8/1/2054	5,067,323	5,177,726
6.00%, 9/1/2054	2,412,873	2,468,372
6.00%, 6/1/2055	2,864,900	2,926,999
6.00%, 8/1/2055	17,237,074	17,611,650
6.00%, 9/1/2055	7,855,801	8,027,718
6.25%, 7/15/2032 (a)	3,960,000	4,369,430
6.50%, 6/1/2053	697,048	721,936
6.50%, 10/1/2053	972,724	1,007,454
6.50%, 12/1/2053	1,853,080	1,931,987
6.50%, 1/1/2054	2,415,591	2,501,838
6.50%, 2/1/2055	3,005,210	3,113,805
6.50%, 4/1/2055	4,204,104	4,346,075
6.50%, 6/1/2055	5,311,201	5,490,558
6.50%, 9/1/2055	2,276,158	2,354,539
6.75%, 3/15/2031	4,900,000	5,417,720
7.00%, 1/1/2054	1,101,288	1,161,697
7.00%, 9/1/2055	2,145,143	2,261,412
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	988,820
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	247,629
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	157,757
Series K087, Class A2, 3.77%, 12/25/2028	1,550,272	1,525,504
Series K090, Class A2, 3.42%, 2/25/2029	163,934	159,753
Series K091, Class A2, 3.51%, 3/25/2029	1,000,000	976,239
Series K092, Class A2, 3.30%, 4/25/2029	350,000	339,518
Series K093, Class A2, 2.98%, 5/25/2029	97,891	94,268
Series K094, Class A2, 2.90%, 6/25/2029	352,767	337,979
Series K098, Class A2, 2.43%, 8/25/2029	100,000	94,286
Series K099, Class A2, 2.60%, 9/25/2029	100,000	94,630
Series K101, Class A2, 2.52%, 10/25/2029	200,000	188,456
Series K109, Class A2, 1.56%, 4/25/2030	100,000	90,235
Series K114, Class A2, 1.37%, 6/25/2030	85,000	75,600
Series K115, Class A2, 1.38%, 6/25/2030	400,000	356,180
Series K118, Class A2, 1.49%, 9/25/2030	750,000	666,484
Series K121, Class A2, 1.55%, 10/25/2030	320,000	283,893
See accompanying notes to financial statements.
93

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series K123, Class A2, 1.62%, 12/25/2030	$233,333	$207,204
Series K124, Class A2, 1.66%, 12/25/2030	500,000	443,946
Series K126, Class A2, 2.07%, 1/25/2031	500,000	451,902
Series K127, Class A2, 2.11%, 1/25/2031	1,950,000	1,762,802
Series K131, Class A2, 1.85%, 7/25/2031	500,000	442,714
Series K140, Class A2, 2.25%, 1/25/2032	1,000,000	890,074
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	238,319
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	199,595
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	429,731
Series K1522, Class A2, 2.36%, 10/25/2036	1,250,000	1,009,921
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	490,695
Series K514, Class A2, 4.57%, 12/25/2028	1,000,000	1,000,444
Series K515, Class A2, 5.40%, 1/25/2029	3,000,000	3,054,946
Series K528, Class A2, 4.51%, 7/25/2029	750,000	750,000
Series K743, Class A2, 1.77%, 5/25/2028	300,000	286,053
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	474,535
Series K755, Class A2, 5.20%, 2/25/2031	2,500,000	2,569,288
Series K761, Class A2, 4.40%, 6/25/2032 (c)	2,000,000	1,984,264
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	394,871
Series K-171, Class A2, VRN, 4.40%, 6/25/2035 (c)	1,000,000	979,533
Series K-176, Class A2, VRN, 4.39%, 12/25/2035 (c)	300,000	292,864
Series K-180, Class A2, VRN, 4.35%, 4/25/2035 (c)	500,000	485,676
Series K533, Class A2, VRN, 4.23%, 12/25/2029 (c)	300,000	297,432
Series K544, Class A2, VRN, 4.27%, 7/25/2030 (c)	1,400,000	1,388,297
Series K549, Class A2, VRN, 4.34%, 9/25/2030 (c)	300,000	298,224
Security Description	Principal Amount	Value
Series K550, Class A2, VRN, 4.16%, 10/25/2030 (c)	$428,571	$423,030
Series K558, Class A2, VRN, 4.13%, 3/25/2031 (c)	250,000	246,216
Series K563, Class A2, VRN, 4.18%, 5/25/2031 (c)	500,000	492,819
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	157,947
Series K759, Class A2, VRN, 4.80%, 1/25/2032 (c)	1,500,000	1,518,760
Series K760, Class A2, VRN, 4.55%, 1/25/2032 (c)	800,000	800,501
Series K767, Class A2, VRN, 4.20%, 4/25/2033 (c)	1,000,000	976,823
Federal National Mortgage Association:
0.75%, 10/8/2027	3,900,000	3,739,954
0.88%, 8/5/2030	1,900,000	1,664,381
1.50%, 7/1/2036	2,506,610	2,239,271
1.50%, 9/1/2036	1,635,663	1,460,710
1.50%, 10/1/2036	2,514,157	2,244,850
1.50%, 3/1/2037	3,392,103	3,025,183
1.50%, 4/1/2037	1,005,697	896,912
1.50%, 1/1/2042	644,830	535,950
1.50%, 11/1/2050	5,361,528	4,110,831
1.50%, 12/1/2050	2,162,313	1,657,821
1.50%, 3/1/2051	2,253,688	1,727,145
1.50%, 11/1/2051	6,517,595	4,992,828
2.00%, 11/1/2031	28,073	26,693
2.00%, 8/1/2035	481,717	440,510
2.00%, 11/1/2035	1,225,544	1,120,284
2.00%, 12/1/2035	642,679	587,332
2.00%, 2/1/2036	1,452,767	1,327,489
2.00%, 6/1/2036	2,312,174	2,109,764
2.00%, 7/1/2036	2,045,636	1,866,275
2.00%, 10/1/2036	691,889	630,985
2.00%, 11/1/2036	630,597	575,015
2.00%, 12/1/2036	4,700,760	4,285,883
2.00%, 3/1/2037	1,908,057	1,743,958
2.00%, 5/1/2037	3,237,196	2,950,281
2.00%, 6/1/2037	4,523,426	4,126,290
2.00%, 9/1/2040	2,831,198	2,468,016
2.00%, 6/1/2041	5,730,648	4,961,146
2.00%, 11/1/2041	1,679,648	1,448,870
2.00%, 1/1/2042	3,423,435	2,948,796
2.00%, 7/1/2050	611,678	495,412
2.00%, 8/1/2050	1,074,989	870,284
2.00%, 9/1/2050	1,623,662	1,329,669
2.00%, 10/1/2050	14,114,705	11,417,056
See accompanying notes to financial statements.
94

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 11/1/2050	$12,380,209	$10,009,744
2.00%, 12/1/2050	4,594,672	3,713,318
2.00%, 1/1/2051	6,892,772	5,566,468
2.00%, 2/1/2051	2,300,798	1,857,852
2.00%, 3/1/2051	11,679,148	9,396,486
2.00%, 4/1/2051	3,785,799	3,054,340
2.00%, 5/1/2051	7,205,702	5,817,243
2.00%, 7/1/2051	9,741,355	7,859,488
2.00%, 8/1/2051	6,606,444	5,336,963
2.00%, 9/1/2051	5,016,653	4,039,000
2.00%, 11/1/2051	22,731,530	18,294,475
2.00%, 12/1/2051	6,163,599	4,955,522
2.00%, 1/1/2052	3,832,290	3,079,817
2.00%, 2/1/2052	6,596,322	5,322,264
2.00%, 3/1/2052	2,465,517	1,974,949
2.00%, 4/1/2052	7,118,540	5,756,329
2.00%, 5/1/2052	6,576,594	5,365,234
2.00%, 6/1/2052	10,949,364	8,745,520
2.00%, 10/1/2052	3,647,120	2,934,821
2.50%, 3/1/2029	14,851	14,602
2.50%, 7/1/2030	84,887	83,377
2.50%, 2/1/2031	19,802	19,171
2.50%, 10/1/2031	40,701	39,110
2.50%, 12/1/2031	72,286	69,439
2.50%, 1/1/2032	27,978	26,861
2.50%, 4/1/2032	264,063	253,429
2.50%, 6/1/2032	621,629	599,223
2.50%, 10/1/2032	92,055	87,729
2.50%, 12/1/2032	180,548	171,933
2.50%, 1/1/2033	102,464	97,540
2.50%, 2/1/2035	1,065,373	1,023,887
2.50%, 8/1/2035	1,424,659	1,336,747
2.50%, 9/1/2035	1,901,970	1,784,246
2.50%, 2/1/2036	532,067	498,042
2.50%, 8/1/2036	1,771,584	1,658,591
2.50%, 3/1/2037	681,582	637,460
2.50%, 6/1/2040	194,597	175,662
2.50%, 8/1/2040	114,556	103,338
2.50%, 4/1/2042	3,977,493	3,512,753
2.50%, 11/1/2049	1,177,974	998,149
2.50%, 12/1/2049	522,040	442,347
2.50%, 7/1/2050	942,127	797,944
2.50%, 8/1/2050	2,289,706	1,938,581
2.50%, 9/1/2050	4,791,736	4,055,444
2.50%, 10/1/2050	1,462,991	1,237,737
2.50%, 11/1/2050	1,781,846	1,506,946
2.50%, 12/1/2050	1,015,046	858,132
2.50%, 4/1/2051	5,957,787	5,032,727
2.50%, 7/1/2051	5,670,469	4,781,573
2.50%, 8/1/2051	9,857,157	8,308,707
2.50%, 9/1/2051	3,358,455	2,829,839
2.50%, 10/1/2051	12,205,399	10,262,447
2.50%, 11/1/2051	5,730,817	4,843,127
2.50%, 12/1/2051	2,978,895	2,541,347
2.50%, 1/1/2052	5,759,105	4,836,814
Security Description	Principal Amount	Value
2.50%, 2/1/2052	$958,393	$806,078
2.50%, 3/1/2052	4,836,448	4,070,015
2.50%, 4/1/2052	4,580,242	3,854,055
2.50%, 7/1/2053	7,772,479	6,558,781
2.50%, 1/1/2054	4,729,354	3,983,592
3.00%, 10/1/2028	6,946	6,829
3.00%, 8/1/2029	4,451	4,376
3.00%, 5/1/2030	8,524	8,423
3.00%, 6/1/2030	4,949	4,851
3.00%, 8/1/2030	104,190	102,193
3.00%, 9/1/2030	6,045	5,912
3.00%, 11/1/2030	13,516	13,212
3.00%, 12/1/2030	81,905	80,034
3.00%, 4/1/2031	43,972	42,801
3.00%, 12/1/2031	78,817	76,503
3.00%, 2/1/2032	238,546	231,495
3.00%, 5/1/2032	87,682	84,777
3.00%, 8/1/2032	28,994	27,990
3.00%, 10/1/2032	50,255	48,497
3.00%, 2/1/2034	228,983	221,153
3.00%, 7/1/2034	67,381	64,440
3.00%, 6/1/2035	889,786	849,214
3.00%, 6/1/2036	15,921	15,061
3.00%, 8/1/2036	80,547	76,153
3.00%, 9/1/2036	144,863	136,856
3.00%, 10/1/2036	45,280	42,742
3.00%, 12/1/2036	88,995	83,792
3.00%, 4/1/2037	408,317	386,470
3.00%, 6/1/2037	959,703	907,540
3.00%, 11/1/2037	178,039	167,033
3.00%, 2/1/2038	1,347,598	1,274,351
3.00%, 5/1/2042	1,493,650	1,361,380
3.00%, 6/1/2042	364,463	332,092
3.00%, 6/1/2043	106,200	97,150
3.00%, 7/1/2043	24,258	21,958
3.00%, 2/1/2044	197,286	178,581
3.00%, 1/1/2045	354,691	321,062
3.00%, 5/1/2045	328,373	297,240
3.00%, 9/1/2045	18,923	17,045
3.00%, 11/1/2045	127,864	115,177
3.00%, 12/1/2045	24,469	22,041
3.00%, 5/1/2046	171,892	153,751
3.00%, 7/1/2046	195,511	174,877
3.00%, 10/1/2046	130,463	116,694
3.00%, 11/1/2046	272,674	243,896
3.00%, 12/1/2046	246,775	220,730
3.00%, 1/1/2047	689,285	616,537
3.00%, 2/1/2047	220,709	197,415
3.00%, 5/1/2047	254,081	226,752
3.00%, 11/1/2047	134,341	119,892
3.00%, 9/1/2049	1,207,016	1,065,638
3.00%, 11/1/2049	408,378	360,506
3.00%, 12/1/2049	3,302,066	2,930,712
3.00%, 1/1/2050	1,194,607	1,054,570
3.00%, 2/1/2050	2,880,307	2,576,319
See accompanying notes to financial statements.
95

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 3/1/2050	$770,854	$680,881
3.00%, 5/1/2050	856,783	756,250
3.00%, 7/1/2050	7,535,141	6,730,537
3.00%, 8/1/2050	310,656	274,245
3.00%, 9/1/2050	1,952,687	1,729,490
3.00%, 10/1/2050	142,627	125,671
3.00%, 1/1/2051	2,772,015	2,465,282
3.00%, 4/1/2051	590,188	524,906
3.00%, 1/1/2052	2,010,373	1,762,501
3.00%, 2/1/2052	3,436,950	3,016,825
3.00%, 3/1/2052	662,186	584,562
3.00%, 5/1/2052	5,245,547	4,592,635
3.00%, 6/1/2052	12,469,887	10,956,442
3.00%, 10/1/2053	4,721,943	4,144,127
3.50%, 1/1/2027	189	189
3.50%, 5/1/2029	4,728	4,680
3.50%, 10/1/2029	5,095	5,036
3.50%, 2/1/2031	2,451	2,430
3.50%, 3/1/2032	39,873	38,983
3.50%, 4/1/2032	57,984	56,703
3.50%, 2/1/2033	127,157	124,008
3.50%, 4/1/2033	38,912	37,872
3.50%, 11/1/2034	324,585	313,767
3.50%, 12/1/2035	9,902	9,548
3.50%, 1/1/2037	80,178	77,019
3.50%, 2/1/2037	109,203	104,865
3.50%, 7/1/2037	46,737	44,783
3.50%, 4/1/2038	103,970	99,312
3.50%, 2/1/2041	38,273	36,276
3.50%, 10/1/2044	8,610	8,010
3.50%, 1/1/2045	22,538	20,967
3.50%, 2/1/2045	1,037,575	974,303
3.50%, 5/1/2045	9,523	8,832
3.50%, 8/1/2045	31,569	29,334
3.50%, 11/1/2045	10,881	10,091
3.50%, 12/1/2045	170,968	158,551
3.50%, 1/1/2046	114,062	105,777
3.50%, 2/1/2046	145,908	135,310
3.50%, 4/1/2046	80,516	74,392
3.50%, 5/1/2046	121,320	112,092
3.50%, 6/1/2046	29,596	27,345
3.50%, 7/1/2046	90,909	83,995
3.50%, 8/1/2046	932,463	871,933
3.50%, 1/1/2047	142,623	131,776
3.50%, 2/1/2047	653,734	604,482
3.50%, 3/1/2047	135,669	125,350
3.50%, 4/1/2047	273,870	252,380
3.50%, 5/1/2047	1,045,577	966,695
3.50%, 6/1/2047	105,745	97,448
3.50%, 7/1/2047	1,361,287	1,278,275
3.50%, 9/1/2047	99,372	91,574
3.50%, 10/1/2047	890,414	820,546
3.50%, 11/1/2047	26,225	24,167
3.50%, 12/1/2047	2,318,773	2,155,561
3.50%, 1/1/2048	55,871	51,487
Security Description	Principal Amount	Value
3.50%, 2/1/2048	$90,945	$84,001
3.50%, 6/1/2048	151,460	139,332
3.50%, 10/1/2048	480,117	442,444
3.50%, 11/1/2048	910,147	844,283
3.50%, 3/1/2049	1,062,546	979,171
3.50%, 5/1/2049	934,545	857,684
3.50%, 6/1/2049	2,493,567	2,297,904
3.50%, 7/1/2049	137,258	125,969
3.50%, 8/1/2049	386,857	355,040
3.50%, 2/1/2050	2,738,780	2,530,254
3.50%, 6/1/2050	222,087	203,785
3.50%, 8/1/2050	2,148,298	1,992,256
3.50%, 1/1/2051	3,692,003	3,388,358
3.50%, 7/1/2051	583,261	535,291
3.50%, 9/1/2051	3,180,794	2,918,174
3.50%, 12/1/2051	255,345	233,495
3.50%, 4/1/2052	1,969,065	1,807,100
3.50%, 5/1/2052	2,614,071	2,385,766
3.50%, 6/1/2052	3,872,430	3,521,487
3.50%, 7/1/2052	1,827,715	1,667,395
3.50%, 9/1/2052	2,772,618	2,545,100
3.50%, 2/1/2053	1,895,396	1,737,311
4.00%, 3/1/2031	2,145	2,133
4.00%, 10/1/2033	23,949	23,690
4.00%, 10/1/2037	278,503	271,657
4.00%, 1/1/2038	857,283	840,761
4.00%, 1/1/2039	32,875	31,994
4.00%, 2/1/2039	27,864	27,123
4.00%, 12/1/2040	16,189	15,641
4.00%, 11/1/2042	1,284,282	1,236,199
4.00%, 2/1/2043	87,871	84,900
4.00%, 10/1/2043	189,531	182,870
4.00%, 11/1/2043	61,290	58,934
4.00%, 12/1/2043	61,440	59,078
4.00%, 10/1/2044	10,577	10,116
4.00%, 1/1/2045	188,850	181,712
4.00%, 3/1/2045	10,702	10,231
4.00%, 5/1/2045	550,828	526,792
4.00%, 7/1/2045	10,445	9,985
4.00%, 9/1/2045	41,889	40,042
4.00%, 12/1/2045	18,216	17,413
4.00%, 2/1/2046	934,577	903,115
4.00%, 4/1/2046	36,105	34,390
4.00%, 7/1/2046	59,257	56,443
4.00%, 10/1/2046	994,547	960,992
4.00%, 11/1/2046	538,376	516,081
4.00%, 12/1/2046	131,074	124,850
4.00%, 4/1/2047	205,513	195,104
4.00%, 7/1/2047	1,090,776	1,035,479
4.00%, 8/1/2047	94,805	90,024
4.00%, 9/1/2047	97,358	92,422
4.00%, 12/1/2047	135,147	128,295
4.00%, 2/1/2048	294,759	279,816
4.00%, 6/1/2048	223,641	212,075
4.00%, 7/1/2048	92,458	87,676
See accompanying notes to financial statements.
96

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2048	$516,580	$489,864
4.00%, 11/1/2048	958,460	908,860
4.00%, 1/1/2049	568,559	540,683
4.00%, 6/1/2049	453,501	430,511
4.00%, 7/1/2049	323,430	306,372
4.00%, 8/1/2049	573,905	544,224
4.00%, 9/1/2049	116,775	110,616
4.00%, 2/1/2050	363,311	344,149
4.00%, 7/1/2050	1,012,844	960,462
4.00%, 3/1/2051	1,634,285	1,546,730
4.00%, 5/1/2051	2,743,350	2,601,470
4.00%, 7/1/2052	847,677	800,774
4.00%, 8/1/2052	1,928,848	1,820,389
4.00%, 10/1/2052	4,047,216	3,803,180
4.00%, 5/1/2053	4,664,425	4,377,032
4.00%, 10/1/2053	2,962,732	2,807,467
4.00%, 11/1/2054	4,979,774	4,658,000
4.00%, 7/1/2055	6,315,626	5,904,037
4.50%, 5/1/2038	637,259	633,832
4.50%, 9/1/2039	114,296	113,105
4.50%, 12/1/2040	11,622	11,502
4.50%, 1/1/2042	20,521	20,282
4.50%, 9/1/2043	35,464	35,071
4.50%, 11/1/2043	4,108	4,053
4.50%, 5/1/2044	54,440	53,591
4.50%, 6/1/2044	14,506	14,279
4.50%, 2/1/2046	64,384	63,718
4.50%, 3/1/2046	214,615	211,768
4.50%, 5/1/2046	165,379	163,655
4.50%, 7/1/2046	56,408	55,278
4.50%, 11/1/2047	189,509	185,339
4.50%, 4/1/2048	79,563	77,613
4.50%, 7/1/2048	352,098	343,468
4.50%, 8/1/2048	229,520	223,901
4.50%, 12/1/2048	89,993	87,787
4.50%, 1/1/2049	29,765	29,035
4.50%, 4/1/2049	44,119	43,003
4.50%, 3/1/2050	311,868	303,978
4.50%, 7/1/2052	1,029,543	994,841
4.50%, 8/1/2052	10,066,318	9,727,208
4.50%, 2/1/2053	653,350	631,037
4.50%, 3/1/2053	1,509,697	1,458,553
4.50%, 8/1/2053	1,797,978	1,737,792
4.50%, 3/1/2054	6,669,022	6,432,625
4.50%, 11/1/2054	2,783,301	2,674,445
4.50%, 1/1/2055	3,311,215	3,181,713
4.50%, 5/1/2056	2,987,167	2,863,206
5.00%, 1/1/2039	163,996	165,285
5.00%, 6/1/2040	52,899	53,289
5.00%, 7/1/2041	10,620	10,699
5.00%, 5/1/2042	14,771	14,880
5.00%, 11/1/2044	164,147	165,236
5.00%, 1/1/2045	8,045	8,092
5.00%, 6/1/2048	103,647	103,867
5.00%, 9/1/2048	113,803	114,045
Security Description	Principal Amount	Value
5.00%, 3/1/2050	$167,009	$167,297
5.00%, 9/1/2052	1,209,359	1,196,613
5.00%, 10/1/2052	405,313	402,779
5.00%, 6/1/2053	3,473,277	3,434,464
5.00%, 10/1/2053	1,256,662	1,242,619
5.00%, 11/1/2054	1,800,700	1,776,213
5.00%, 11/1/2055	1,439,262	1,414,759
5.00%, 1/1/2056	3,920,471	3,879,498
5.00%, 2/1/2056	7,865,419	7,731,512
5.50%, 2/1/2037	7,850	8,047
5.50%, 4/1/2038	37,418	38,386
5.50%, 9/1/2040	1,105,659	1,123,188
5.50%, 9/1/2041	19,140	19,636
5.50%, 5/1/2044	205,010	210,036
5.50%, 12/1/2052	410,153	415,943
5.50%, 2/1/2053	1,706,873	1,727,154
5.50%, 5/1/2053	2,336,999	2,356,559
5.50%, 9/1/2053	3,413,435	3,441,078
5.50%, 10/1/2053	2,512,654	2,532,616
5.50%, 8/1/2054	1,478,890	1,487,736
5.50%, 12/1/2054	1,950,568	1,961,634
5.50%, 2/1/2055	11,550,370	11,616,171
5.50%, 11/1/2055	8,320,695	8,353,958
5.50%, 5/1/2056	4,950,391	4,968,267
5.63%, 7/15/2037	80,000	87,113
6.00%, 2/1/2053	2,132,798	2,188,661
6.00%, 5/1/2053	850,999	871,615
6.00%, 7/1/2053	740,040	765,264
6.00%, 8/1/2053	1,000,572	1,024,536
6.00%, 1/1/2054	4,257,320	4,357,328
6.00%, 5/1/2054	2,606,374	2,667,280
6.00%, 8/1/2054	3,312,884	3,385,343
6.00%, 9/1/2054	4,829,004	4,940,077
6.00%, 11/1/2054	4,201,356	4,336,282
6.00%, 3/1/2055	4,476,244	4,624,408
6.00%, 7/1/2055	5,980,780	6,110,773
6.50%, 7/1/2053	591,015	612,117
6.50%, 10/1/2053	921,168	954,771
6.50%, 12/1/2053	1,087,542	1,126,372
6.50%, 6/1/2054	1,313,261	1,357,892
6.50%, 8/1/2054	5,061,710	5,270,367
6.50%, 9/1/2054	1,257,284	1,300,013
6.63%, 11/15/2030 (a)	365,000	399,704
7.00%, 11/1/2053	522,513	551,175
7.25%, 5/15/2030	75,000	83,002
2.00%, 10/1/2051	9,414,001	7,575,406
Federal National Mortgage Association-ACES:
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	216,861	213,518
Series 2018-M2, Class A2, 3.03%, 1/25/2028 (c)	190,275	186,705
Series 2019-M1, Class A2, 3.68%, 9/25/2028 (c)	701,862	689,833
Series 2020-M14, Class A2, 1.78%, 5/25/2030	450,131	409,971
See accompanying notes to financial statements.
97

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2020-M42, Class A2, 1.27%, 7/25/2030	$200,000	$177,772
Series 2020-M8, Class A2, 1.82%, 2/25/2030	129,812	118,949
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (c)	725,000	633,606
Series 2021-M19, Class A2, 1.80%, 10/25/2031 (c)	300,000	262,404
Series 2024-M4, Class A2, 4.87%, 12/25/2033 (c)	1,000,000	1,011,556
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	244,530
Series 2020-M52, Class A2, VRN, 1.37%, 10/25/2030 (c)	321,113	284,785
Series 2020-M53, Class A2, VRN, 1.74%, 11/25/2032 (c)	550,000	469,669
Series 2021-M1, Class A2, VRN, 1.43%, 11/25/2030 (c)	60,442	53,474
Series 2021-M4, Class A2, VRN, 1.51%, 2/25/2031 (c)	280,000	246,423
Series 2025-M1, Class 2A2, VRN, 4.80%, 1/25/2032 (c)	892,542	900,845
Series 2025-M5, Class A2, VRN, 1.84%, 11/25/2031 (c)	1,000,000	876,170
Government National Mortgage Association:
2.00%, 9/20/2050	519,113	426,398
2.00%, 12/20/2050	10,119,414	8,309,717
2.00%, 1/20/2051	3,792,311	3,113,823
2.00%, 2/20/2051	2,831,268	2,321,622
2.00%, 4/20/2051	2,995,155	2,456,008
2.00%, 5/20/2051	1,594,101	1,307,153
2.00%, 6/20/2051	4,553,908	3,734,176
2.00%, 8/20/2051	2,740,190	2,246,938
2.00%, 9/20/2051	5,196,853	4,261,387
2.00%, 12/20/2051	2,880,237	2,361,776
2.00%, 1/20/2052	8,619,473	7,067,913
2.00%, 3/20/2052	4,083,922	3,349,286
2.00%, 4/20/2052	2,234,426	1,832,486
2.00%, 5/20/2052	2,894,391	2,373,733
2.50%, 12/20/2046	2,484,021	2,160,512
2.50%, 4/20/2050	2,765,551	2,366,624
2.50%, 8/20/2050	2,508,727	2,146,458
2.50%, 9/20/2050	1,783,285	1,525,704
2.50%, 10/20/2050	1,482,962	1,268,702
2.50%, 11/20/2050	2,728,041	2,333,785
2.50%, 12/20/2050	1,154,820	987,881
2.50%, 1/20/2051	4,812,325	4,116,477
2.50%, 4/20/2051	1,674,771	1,431,477
2.50%, 7/20/2051	8,094,021	6,918,201
Security Description	Principal Amount	Value
2.50%, 8/20/2051	$2,573,023	$2,199,239
2.50%, 9/20/2051	14,756,688	12,612,981
2.50%, 10/20/2051	2,043,778	1,746,878
2.50%, 1/20/2052	2,419,385	2,067,920
2.50%, 3/20/2052	728,036	622,387
2.50%, 4/20/2052	773,852	661,554
2.50%, 5/20/2052	3,926,056	3,356,325
3.00%, 1/20/2043	164,728	150,215
3.00%, 5/20/2043	81,594	74,386
3.00%, 12/20/2044	12,348	11,203
3.00%, 3/20/2045	6,241	5,640
3.00%, 4/20/2045	19,246	17,391
3.00%, 6/20/2045	295,771	267,271
3.00%, 7/20/2045	19,620	17,729
3.00%, 8/20/2045	19,653	17,759
3.00%, 2/20/2046	561,987	512,344
3.00%, 3/20/2046	172,838	155,743
3.00%, 4/20/2046	974,129	877,779
3.00%, 5/20/2046	28,782	25,935
3.00%, 7/20/2046	18,404	16,583
3.00%, 8/20/2046	59,944	54,015
3.00%, 9/20/2046	42,375	38,184
3.00%, 10/20/2046	1,167,867	1,052,354
3.00%, 11/20/2046	79,096	71,272
3.00%, 12/20/2046	316,744	285,415
3.00%, 2/20/2047	165,995	149,577
3.00%, 4/20/2047	234,889	211,285
3.00%, 6/20/2047	71,107	64,065
3.00%, 7/20/2047	132,018	118,752
3.00%, 8/20/2047	65,849	59,232
3.00%, 10/20/2047	96,687	86,971
3.00%, 1/20/2048	367,282	330,373
3.00%, 2/20/2048	216,449	194,698
3.00%, 3/20/2048	359,662	323,519
3.00%, 11/20/2049	3,584,913	3,195,911
3.00%, 12/20/2049	1,690,952	1,507,466
3.00%, 2/20/2050	1,216,202	1,083,554
3.00%, 3/20/2050	2,703,135	2,408,065
3.00%, 6/20/2050	997,458	889,336
3.00%, 7/20/2050	1,240,714	1,105,280
3.00%, 12/20/2050	1,479,129	1,318,111
3.00%, 5/20/2051	1,864,920	1,659,489
3.00%, 8/20/2051	3,046,659	2,710,347
3.00%, 9/20/2051	2,555,669	2,273,358
3.00%, 12/20/2051	2,065,079	1,836,482
3.00%, 3/20/2052	1,837,484	1,632,809
3.00%, 4/20/2052	6,604,035	5,868,419
3.00%, 5/20/2052	1,315,112	1,168,623
3.00%, 6/20/2052	988,113	878,049
3.50%, 10/20/2042	127,678	119,937
3.50%, 1/20/2043	555,685	521,994
3.50%, 5/20/2043	19,842	18,557
3.50%, 9/20/2043	12,841	12,009
3.50%, 11/20/2043	107,491	100,530
3.50%, 6/20/2044	480,578	446,108
See accompanying notes to financial statements.
98

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2044	$10,966	$10,180
3.50%, 12/20/2044	7,123	6,612
3.50%, 3/20/2045	6,308	5,838
3.50%, 4/20/2045	20,932	19,368
3.50%, 6/20/2045	280,082	259,204
3.50%, 10/20/2045	553,738	512,461
3.50%, 1/20/2046	1,926,041	1,782,470
3.50%, 3/20/2046	44,117	40,673
3.50%, 4/20/2046	23,615	21,772
3.50%, 5/20/2046	23,686	21,838
3.50%, 6/20/2046	362,976	334,644
3.50%, 7/20/2046	57,036	52,584
3.50%, 10/20/2046	118,210	108,983
3.50%, 11/20/2046	404,808	373,211
3.50%, 12/20/2046	265,948	245,189
3.50%, 5/20/2047	174,250	160,696
3.50%, 6/20/2047	118,343	109,138
3.50%, 7/20/2047	91,796	84,656
3.50%, 8/20/2047	147,420	135,953
3.50%, 9/20/2047	59,126	54,527
3.50%, 10/20/2047	57,590	53,111
3.50%, 11/20/2047	731,126	674,257
3.50%, 12/20/2047	3,338,776	3,079,077
3.50%, 6/20/2048	85,083	78,465
3.50%, 8/20/2048	61,269	56,351
3.50%, 8/20/2049	216,758	198,991
3.50%, 9/20/2049	638,395	586,068
3.50%, 12/20/2049	130,206	119,533
3.50%, 2/20/2050	215,887	198,192
3.50%, 7/20/2050	304,050	279,128
3.50%, 10/20/2050	1,199,285	1,100,984
3.50%, 6/20/2052	2,652,136	2,424,384
3.50%, 7/20/2052	550,726	503,389
3.50%, 10/20/2052	2,973,893	2,717,591
3.50%, 12/20/2052	2,049,700	1,873,523
3.50%, 6/20/2053	815,253	748,187
3.50%, 12/20/2054	2,908,972	2,615,081
3.50%, 9/20/2055	3,792,940	3,406,575
3.50%, 4/20/2056	3,000,838	2,694,703
4.00%, 4/15/2040	13,900	13,415
4.00%, 2/20/2042	5,975	5,743
4.00%, 7/20/2042	4,276	4,111
4.00%, 7/15/2044	13,586	12,945
4.00%, 8/20/2044	7,780	7,418
4.00%, 10/20/2044	69,306	66,079
4.00%, 5/15/2045	6,217	5,919
4.00%, 6/15/2045	18,434	17,549
4.00%, 8/20/2045	6,816	6,499
4.00%, 11/20/2045	85,823	81,821
4.00%, 2/20/2046	66,913	63,792
4.00%, 5/20/2046	68,766	65,559
4.00%, 6/20/2046	46,858	44,583
4.00%, 1/20/2047	136,768	130,125
4.00%, 3/20/2047	55,806	53,095
4.00%, 4/20/2047	104,567	99,333
Security Description	Principal Amount	Value
4.00%, 5/20/2047	$71,771	$68,178
4.00%, 7/20/2047	70,935	67,385
4.00%, 8/20/2047	31,900	30,303
4.00%, 1/20/2048	49,639	47,154
4.00%, 5/20/2048	869,973	825,914
4.00%, 6/20/2048	1,273,040	1,208,568
4.00%, 8/20/2048	265,662	252,208
4.00%, 10/20/2048	112,485	106,788
4.00%, 11/20/2048	90,068	85,506
4.00%, 4/20/2049	75,344	71,440
4.00%, 6/20/2049	168,943	160,188
4.00%, 7/20/2049	92,809	88,000
4.00%, 1/20/2050	139,659	132,421
4.00%, 3/20/2050	257,325	243,990
4.00%, 9/20/2052	2,603,924	2,456,800
4.00%, 10/20/2052	2,846,574	2,684,936
4.00%, 11/20/2052	3,230,664	3,047,217
4.00%, 4/20/2053	790,742	745,841
4.00%, 12/20/2054	3,922,810	3,653,798
4.00%, 5/20/2055	4,472,606	4,156,873
4.50%, 1/20/2044	38,375	37,685
4.50%, 11/20/2044	10,388	10,201
4.50%, 12/20/2044	8,878	8,719
4.50%, 4/20/2046	45,831	45,008
4.50%, 6/20/2046	31,395	30,830
4.50%, 7/20/2046	39,984	39,266
4.50%, 4/20/2047	109,033	106,981
4.50%, 8/20/2047	32,662	32,048
4.50%, 11/20/2047	293,522	287,445
4.50%, 12/20/2047	18,029	17,656
4.50%, 11/20/2048	101,866	99,746
4.50%, 7/20/2049	105,727	103,527
4.50%, 10/20/2052	1,169,991	1,135,372
4.50%, 12/20/2052	2,262,769	2,195,467
4.50%, 1/20/2053	1,833,030	1,778,228
4.50%, 3/20/2053	2,620,526	2,541,775
4.50%, 6/20/2053	811,118	785,087
4.50%, 7/20/2053	2,739,477	2,653,005
4.50%, 2/20/2054	894,029	863,887
4.50%, 10/20/2054	4,498,963	4,334,682
4.50%, 2/20/2055	2,402,068	2,313,240
4.50%, 5/20/2055	1,952,549	1,876,317
4.50%, 10/20/2055	3,470,946	3,335,431
4.50%, 4/20/2056	3,494,707	3,357,638
5.00%, 6/15/2040	3,478	3,509
5.00%, 10/15/2041	41,689	42,069
5.00%, 3/20/2044	15,973	16,118
5.00%, 12/20/2045	62,164	62,727
5.00%, 1/20/2048	72,275	72,907
5.00%, 5/20/2048	53,735	53,909
5.00%, 9/20/2048	92,419	92,856
5.00%, 3/20/2050	108,539	109,487
5.00%, 11/20/2052	1,135,656	1,128,349
5.00%, 1/20/2053	726,633	721,861
5.00%, 4/20/2053	802,793	797,504
See accompanying notes to financial statements.
99

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/20/2053	$1,886,874	$1,871,853
5.00%, 7/20/2053	3,655,519	3,625,036
5.00%, 5/20/2054	1,279,225	1,265,783
5.00%, 7/20/2054	1,409,691	1,395,733
5.00%, 1/20/2055	8,527,793	8,428,285
5.00%, 5/20/2055	1,824,999	1,800,971
5.00%, 6/20/2055	2,321,815	2,291,247
5.00%, 12/20/2055	3,964,807	3,912,607
5.00%, 1/20/2056	5,926,258	5,848,234
5.00%, 5/20/2056	6,989,078	6,894,867
5.00%, 6/20/2056	4,002,328	3,948,378
5.50%, 10/20/2043	11,746	12,024
5.50%, 5/20/2045	157,948	162,023
5.50%, 5/20/2053	2,201,934	2,234,249
5.50%, 7/20/2053	789,403	800,201
5.50%, 8/20/2053	1,656,172	1,677,442
5.50%, 2/20/2054	3,293,025	3,333,244
5.50%, 5/20/2054	2,155,464	2,177,137
5.50%, 8/20/2054	1,376,780	1,391,654
5.50%, 9/20/2054	4,927,864	4,977,817
5.50%, 12/20/2054	3,384,968	3,413,352
5.50%, 2/20/2055	2,925,454	2,948,823
5.50%, 3/20/2055	3,808,134	3,829,807
5.50%, 6/20/2055	6,915,604	6,961,872
5.50%, 7/20/2055	1,663,349	1,673,102
5.50%, 10/20/2055	2,939,502	2,958,085
5.50%, 5/20/2056	2,740,774	2,756,790
6.00%, 12/20/2052	488,815	504,014
6.00%, 8/20/2053	484,586	498,356
6.00%, 9/20/2053	617,454	634,999
6.00%, 2/20/2054	4,071,999	4,187,704
6.00%, 6/20/2054	527,637	541,956
6.00%, 9/20/2054	3,038,412	3,120,868
6.00%, 2/20/2055	2,112,194	2,155,391
6.00%, 3/20/2055	3,958,306	4,039,258
6.00%, 6/20/2055	652,475	665,818
6.00%, 3/20/2056	2,964,847	3,033,340
6.50%, 1/20/2054	795,145	829,143
6.50%, 6/20/2054	1,602,749	1,663,607
6.50%, 8/20/2054	598,017	620,697
6.50%, 3/20/2055	1,559,324	1,613,512
6.50%, 9/20/2055	1,397,426	1,447,828
Government National Mortgage Association, TBA:
2.00%, 7/20/2056 (e)	4,000,000	3,276,792
2.50%, 7/20/2056 (e)	3,500,000	2,988,843
3.00%, 7/20/2056 (e)	5,000,000	4,439,040
3.50%, 7/20/2056 (e)	5,100,000	4,578,673
4.00%, 7/20/2056 (e)	3,000,000	2,787,021
4.50%, 7/20/2056 (e)	5,300,000	5,089,399
5.00%, 7/20/2056 (e)	11,325,000	11,164,898
5.50%, 7/20/2056 (e)	7,075,000	7,110,375
6.00%, 7/20/2056 (e)	5,050,000	5,153,879
6.50%, 7/20/2054 (e)	3,000,000	3,108,420
Security Description	Principal Amount	Value
Tennessee Valley Authority:
1.50%, 9/15/2031	$75,000	$65,403
3.50%, 12/15/2042	525,000	435,517
3.88%, 3/15/2028	412,000	409,735
4.25%, 9/15/2065	350,000	285,807
4.38%, 8/1/2034	180,000	179,174
4.88%, 5/15/2035	1,335,000	1,364,680
5.25%, 9/15/2039	150,000	155,874
5.25%, 2/1/2055	350,000	344,584
Uniform Mortgage-Backed Security, TBA:
1.50%, 7/1/2041 (e)	5,000,000	4,456,910
2.00%, 7/1/2056 (e)	23,000,000	18,357,404
2.50%, 7/1/2041 (e)	3,225,000	3,014,975
2.50%, 7/1/2056 (e)	12,000,000	10,025,460
3.00%, 7/1/2041 (e)	2,000,000	1,889,002
3.00%, 7/1/2056 (e)	8,000,000	6,976,560
3.50%, 7/1/2056 (e)	7,900,000	7,169,606
4.00%, 7/1/2041 (e)	2,000,000	1,942,088
4.00%, 7/1/2056 (e)	6,000,000	5,606,316
4.50%, 7/1/2039 (e)	2,250,000	2,222,478
4.50%, 7/1/2056 (e)	8,200,000	7,856,469
5.00%, 7/1/2041 (e)	2,000,000	2,007,800
5.00%, 7/1/2056 (e)	19,800,000	19,450,510
5.50%, 7/1/2041 (e)	2,475,000	2,513,462
5.50%, 7/1/2056 (e)	17,400,000	17,453,244
6.00%, 7/1/2056 (e)	11,375,000	11,619,335
6.50%, 7/1/2056 (e)	6,700,000	6,928,604
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,644,034,868)		1,585,174,004
U.S. TREASURY OBLIGATIONS — 45.7%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,803,070
1.13%, 8/15/2040	8,500,000	5,325,781
1.25%, 5/15/2050	7,750,000	3,688,516
1.38%, 11/15/2040	11,250,000	7,272,070
1.38%, 8/15/2050	5,000,000	2,453,125
1.63%, 11/15/2050	4,000,000	2,091,875
1.75%, 8/15/2041	20,000,000	13,406,250
1.88%, 2/15/2041	11,850,000	8,220,937
1.88%, 2/15/2051	6,500,000	3,613,594
1.88%, 11/15/2051	8,250,000	4,534,922
2.00%, 11/15/2041	14,750,000	10,216,680
2.00%, 2/15/2050	8,300,000	4,837,344
2.00%, 8/15/2051	9,750,000	5,552,930
2.25%, 5/15/2041	5,000,000	3,645,313
2.25%, 8/15/2046	3,425,000	2,234,813
2.25%, 8/15/2049	9,000,000	5,599,687
2.25%, 2/15/2052	8,650,000	5,208,922
2.38%, 2/15/2042	11,250,000	8,205,469
2.38%, 11/15/2049	2,500,000	1,592,578
2.38%, 5/15/2051	5,900,000	3,689,344
2.50%, 2/15/2045	3,340,000	2,341,653
See accompanying notes to financial statements.
100

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/15/2046	$3,400,000	$2,344,406
2.50%, 5/15/2046	1,850,000	1,271,008
2.75%, 8/15/2042	900,000	687,375
2.75%, 11/15/2042	1,500,000	1,140,000
2.75%, 8/15/2047	1,700,000	1,202,484
2.75%, 11/15/2047	3,400,000	2,397,531
2.88%, 5/15/2043	1,850,000	1,419,586
2.88%, 8/15/2045	4,480,000	3,324,300
2.88%, 11/15/2046	2,500,000	1,826,172
2.88%, 5/15/2049	2,450,000	1,740,266
2.88%, 5/15/2052	5,750,000	3,978,281
3.00%, 5/15/2042	325,000	258,578
3.00%, 11/15/2044	3,075,000	2,351,895
3.00%, 5/15/2045	1,875,000	1,425,879
3.00%, 11/15/2045	1,900,000	1,434,797
3.00%, 2/15/2047	2,200,000	1,637,281
3.00%, 5/15/2047	3,300,000	2,450,250
3.00%, 2/15/2048	3,200,000	2,356,500
3.00%, 8/15/2048	7,950,000	5,824,617
3.00%, 2/15/2049	10,150,000	7,399,984
3.00%, 8/15/2052	5,600,000	3,971,625
3.13%, 11/15/2041	350,000	285,852
3.13%, 2/15/2042	725,000	589,402
3.13%, 2/15/2043	1,075,000	859,496
3.13%, 8/15/2044	5,500,000	4,302,891
3.13%, 5/15/2048	2,375,000	1,784,219
3.25%, 5/15/2042	8,500,000	6,999,219
3.38%, 8/15/2042	8,000,000	6,676,250
3.38%, 5/15/2044	1,900,000	1,549,094
3.38%, 11/15/2048	5,600,000	4,379,375
3.50%, 2/15/2039	1,000,000	899,219
3.63%, 8/15/2043	1,600,000	1,362,750
3.63%, 2/15/2044	2,725,000	2,308,586
3.63%, 2/15/2053	9,500,000	7,598,516
3.63%, 5/15/2053	9,250,000	7,394,219
3.75%, 8/15/2041	2,000,000	1,778,125
3.75%, 11/15/2043	1,425,000	1,231,512
3.88%, 8/15/2040	750,000	684,141
3.88%, 2/15/2043	12,500,000	11,076,172
3.88%, 5/15/2043	13,500,000	11,932,734
4.00%, 11/15/2042	19,500,000	17,595,703
4.00%, 11/15/2052	13,750,000	11,762,695
4.13%, 8/15/2044	14,750,000	13,341,836
4.13%, 8/15/2053	13,250,000	11,575,117
4.25%, 5/15/2039	1,500,000	1,448,906
4.25%, 11/15/2040	1,500,000	1,423,125
4.25%, 2/15/2054	12,400,000	11,067,000
4.25%, 8/15/2054	11,500,000	10,269,141
4.38%, 2/15/2038	650,000	644,313
4.38%, 11/15/2039	1,250,000	1,213,867
4.38%, 5/15/2040	575,000	555,863
4.38%, 5/15/2041	300,000	287,484
4.38%, 8/15/2043	6,750,000	6,348,164
4.50%, 2/15/2036	1,500,000	1,517,813
4.50%, 5/15/2038	200,000	200,063
Security Description	Principal Amount	Value
4.50%, 8/15/2039	$650,000	$641,063
4.50%, 2/15/2044	11,500,000	10,951,953
4.50%, 11/15/2054	17,250,000	16,058,672
4.63%, 2/15/2040	5,400,000	5,370,469
4.63%, 5/15/2044	12,000,000	11,593,125
4.63%, 11/15/2044	15,000,000	14,458,594
4.63%, 11/15/2045	14,000,000	13,450,937
4.63%, 2/15/2046	23,500,000	22,563,672
4.63%, 5/15/2054	11,750,000	11,160,664
4.63%, 2/15/2055	16,500,000	15,682,734
4.63%, 11/15/2055	17,000,000	16,176,562
4.75%, 2/15/2037	350,000	359,680
4.75%, 2/15/2041	650,000	650,102
4.75%, 11/15/2043	9,000,000	8,855,156
4.75%, 2/15/2045	20,500,000	20,057,969
4.75%, 11/15/2053	14,125,000	13,665,937
4.75%, 5/15/2055	19,500,000	18,918,047
4.75%, 8/15/2055	18,500,000	17,956,562
4.75%, 2/15/2056	18,000,000	17,490,937
4.88%, 8/15/2045	18,000,000	17,867,812
5.00%, 5/15/2037	300,000	314,813
5.00%, 5/15/2045	15,500,000	15,638,047
5.00%, 5/15/2046	19,500,000	19,652,344
5.00%, 5/15/2056	24,000,000	24,262,512
5.25%, 11/15/2028	450,000	460,195
6.25%, 5/15/2030	5,000,000	5,358,203
U.S. Treasury Notes:
0.38%, 7/31/2027	2,000,000	1,921,016
0.38%, 9/30/2027	6,000,000	5,726,953
0.50%, 8/31/2027	4,000,000	3,835,781
0.50%, 10/31/2027	9,750,000	9,291,445
0.63%, 11/30/2027	9,550,000	9,090,033
0.63%, 12/31/2027	6,000,000	5,694,141
0.63%, 5/15/2030 (a)	10,900,000	9,523,023
0.63%, 8/15/2030	23,750,000	20,567,871
0.75%, 1/31/2028	6,500,000	6,161,543
0.88%, 11/15/2030	20,500,000	17,799,766
1.00%, 7/31/2028	7,000,000	6,563,047
1.13%, 2/29/2028	9,500,000	9,039,473
1.13%, 8/31/2028 (a)	10,000,000	9,375,781
1.13%, 2/15/2031	22,000,000	19,196,719
1.25%, 3/31/2028	6,000,000	5,707,500
1.25%, 4/30/2028	14,000,000	13,287,422
1.25%, 5/31/2028	5,500,000	5,208,027
1.25%, 6/30/2028	11,000,000	10,391,562
1.25%, 9/30/2028	14,000,000	13,130,469
1.25%, 8/15/2031	18,500,000	15,988,047
1.38%, 10/31/2028	15,500,000	14,545,781
1.38%, 12/31/2028	13,500,000	12,613,008
1.38%, 11/15/2031 (a)	11,000,000	9,500,391
1.50%, 11/30/2028	20,000,000	18,785,938
1.50%, 2/15/2030	12,850,000	11,705,547
1.63%, 8/15/2029	7,250,000	6,718,711
1.63%, 5/15/2031	16,250,000	14,416,797
1.75%, 1/31/2029	5,000,000	4,705,859
See accompanying notes to financial statements.
101

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 11/15/2029 (a)	$3,000,000	$2,775,234
1.88%, 2/28/2029	10,750,000	10,134,395
1.88%, 2/15/2032	8,500,000	7,497,930
2.25%, 8/15/2027	9,000,000	8,813,672
2.25%, 11/15/2027	4,750,000	4,629,580
2.38%, 3/31/2029	3,750,000	3,577,441
2.38%, 5/15/2029	9,350,000	8,902,953
2.63%, 2/15/2029	14,450,000	13,900,223
2.63%, 7/31/2029	4,000,000	3,822,813
2.75%, 7/31/2027	5,500,000	5,419,434
2.75%, 2/15/2028	10,250,000	10,022,578
2.75%, 5/31/2029	4,000,000	3,846,250
2.75%, 8/15/2032	15,500,000	14,234,570
2.88%, 5/15/2028	14,000,000	13,676,250
2.88%, 8/15/2028	13,750,000	13,392,285
2.88%, 4/30/2029	5,250,000	5,070,352
2.88%, 5/15/2032	16,500,000	15,317,930
3.13%, 8/31/2027	10,000,000	9,885,547
3.13%, 11/15/2028	15,500,000	15,137,930
3.13%, 8/31/2029	8,000,000	7,753,750
3.25%, 6/30/2029	8,000,000	7,795,000
3.38%, 9/15/2027 (a)	19,500,000	19,322,520
3.38%, 11/30/2027	15,000,000	14,838,867
3.38%, 12/31/2027 (a)	6,750,000	6,672,480
3.38%, 2/29/2028 (a)	26,500,000	26,168,750
3.38%, 9/15/2028	15,000,000	14,751,562
3.38%, 5/15/2033	14,500,000	13,695,703
3.50%, 9/30/2027	15,000,000	14,881,641
3.50%, 10/31/2027	24,000,000	23,793,750
3.50%, 1/31/2028	5,000,000	4,948,438
3.50%, 4/30/2028	5,250,000	5,188,271
3.50%, 10/15/2028	13,000,000	12,811,094
3.50%, 11/15/2028	15,000,000	14,775,000
3.50%, 12/15/2028	13,500,000	13,292,227
3.50%, 1/15/2029 (a)	12,000,000	11,807,813
3.50%, 2/15/2029	8,000,000	7,868,125
3.50%, 3/15/2029	12,000,000	11,799,375
3.50%, 9/30/2029	15,000,000	14,696,484
3.50%, 1/31/2030	8,500,000	8,308,750
3.50%, 4/30/2030	4,000,000	3,903,125
3.50%, 11/30/2030	17,500,000	17,009,180
3.50%, 2/28/2031	20,000,000	19,412,500
3.50%, 2/15/2033	11,500,000	10,972,617
3.63%, 8/31/2027	20,000,000	19,885,156
3.63%, 3/31/2028	7,500,000	7,431,152
3.63%, 5/31/2028	6,200,000	6,138,969
3.63%, 8/15/2028	15,000,000	14,835,937
3.63%, 8/31/2029	11,500,000	11,316,719
3.63%, 3/31/2030	9,000,000	8,825,625
3.63%, 8/31/2030	17,000,000	16,630,781
3.63%, 9/30/2030	20,500,000	20,046,758
3.63%, 10/31/2030	15,000,000	14,660,156
3.63%, 12/31/2030	18,000,000	17,576,719
3.63%, 9/30/2031	7,000,000	6,804,219
3.75%, 8/15/2027	20,000,000	19,914,844
Security Description	Principal Amount	Value
3.75%, 4/15/2028	$12,500,000	$12,410,156
3.75%, 4/30/2028	15,000,000	14,892,187
3.75%, 5/15/2028	13,000,000	12,904,023
3.75%, 12/31/2028	10,000,000	9,900,781
3.75%, 5/31/2030	6,500,000	6,397,422
3.75%, 6/30/2030	10,000,000	9,838,281
3.75%, 12/31/2030	6,000,000	5,887,969
3.75%, 8/31/2031	6,500,000	6,357,812
3.75%, 10/31/2032	3,000,000	2,911,406
3.75%, 11/30/2032	15,000,000	14,551,172
3.75%, 2/28/2033 (a)	10,000,000	9,685,937
3.88%, 7/31/2027	16,500,000	16,453,594
3.88%, 10/15/2027	21,500,000	21,421,895
3.88%, 11/30/2027	3,500,000	3,486,191
3.88%, 12/31/2027	11,000,000	10,953,594
3.88%, 3/15/2028	12,500,000	12,440,430
3.88%, 3/31/2028 (a)	25,000,000	24,877,930
3.88%, 6/15/2028	15,000,000	14,919,141
3.88%, 7/15/2028	12,500,000	12,428,711
3.88%, 4/15/2029	16,000,000	15,880,000
3.88%, 5/15/2029	12,000,000	11,909,063
3.88%, 9/30/2029	6,500,000	6,441,602
3.88%, 11/30/2029	3,500,000	3,466,367
3.88%, 12/31/2029	6,500,000	6,435,508
3.88%, 4/30/2030 (a)	17,000,000	16,815,391
3.88%, 6/30/2030 (a)	20,000,000	19,768,750
3.88%, 7/31/2030 (a)	17,000,000	16,799,453
3.88%, 3/31/2031 (a)	14,500,000	14,296,094
3.88%, 4/30/2031	16,000,000	15,771,250
3.88%, 8/31/2032	15,000,000	14,677,734
3.88%, 9/30/2032	11,000,000	10,756,797
3.88%, 12/31/2032 (a)	12,000,000	11,717,813
3.88%, 8/15/2033	13,250,000	12,884,590
3.88%, 8/15/2034	23,000,000	22,216,562
4.00%, 12/15/2027	12,500,000	12,470,703
4.00%, 2/29/2028	5,000,000	4,986,719
4.00%, 5/31/2028 (a)	19,000,000	18,945,820
4.00%, 6/30/2028	7,000,000	6,978,398
4.00%, 1/31/2029	9,500,000	9,459,922
4.00%, 7/31/2029	14,000,000	13,935,469
4.00%, 10/31/2029	5,000,000	4,972,656
4.00%, 2/28/2030 (a)	12,000,000	11,927,813
4.00%, 3/31/2030	15,000,000	14,903,906
4.00%, 5/31/2030	18,750,000	18,622,559
4.00%, 7/31/2030	5,000,000	4,963,672
4.00%, 1/31/2031 (a)	8,000,000	7,930,625
4.00%, 4/30/2032	15,500,000	15,296,562
4.00%, 6/30/2032	10,000,000	9,860,156
4.00%, 7/31/2032	10,000,000	9,856,250
4.00%, 1/31/2033	10,000,000	9,830,469
4.00%, 2/15/2034	22,500,000	21,983,203
4.00%, 11/15/2035	24,700,000	23,893,391
4.13%, 9/30/2027	13,000,000	12,994,922
4.13%, 10/31/2027	4,350,000	4,347,281
4.13%, 11/15/2027	21,500,000	21,486,562
See accompanying notes to financial statements.
102

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 6/30/2028	$20,000,000	$19,989,844
4.13%, 7/31/2028	7,850,000	7,843,867
4.13%, 3/31/2029	12,500,000	12,486,328
4.13%, 6/15/2029	25,000,000	24,978,515
4.13%, 10/31/2029	12,000,000	11,981,250
4.13%, 11/30/2029	11,500,000	11,482,031
4.13%, 8/31/2030	3,600,000	3,589,875
4.13%, 3/31/2031	8,000,000	7,970,625
4.13%, 5/31/2031 (a)	20,000,000	19,929,688
4.13%, 6/30/2031	32,000,000	31,887,500
4.13%, 7/31/2031	17,500,000	17,427,539
4.13%, 10/31/2031	7,500,000	7,463,086
4.13%, 11/30/2031	7,500,000	7,460,156
4.13%, 2/29/2032	12,500,000	12,424,805
4.13%, 3/31/2032	11,000,000	10,929,531
4.13%, 5/31/2032	12,000,000	11,915,625
4.13%, 11/15/2032	12,500,000	12,388,672
4.13%, 4/30/2033	10,000,000	9,892,187
4.13%, 2/15/2036 (a)	27,000,000	26,350,312
4.25%, 1/15/2028	12,000,000	12,012,656
4.25%, 2/15/2028	10,000,000	10,011,328
4.25%, 2/28/2029	15,500,000	15,532,695
4.25%, 6/30/2029	13,000,000	13,030,469
4.25%, 1/31/2030	16,000,000	16,035,000
4.25%, 2/28/2031 (a)	10,500,000	10,518,867
4.25%, 6/30/2031	9,500,000	9,514,102
4.25%, 3/31/2033	7,000,000	6,979,219
4.25%, 5/31/2033	4,000,000	3,985,938
4.25%, 6/30/2033	25,000,000	24,906,250
4.25%, 11/15/2034	24,500,000	24,262,656
4.25%, 5/15/2035	22,000,000	21,742,187
4.25%, 8/15/2035	24,500,000	24,189,922
4.38%, 7/15/2027	13,000,000	13,032,500
4.38%, 8/31/2028	6,000,000	6,025,312
4.38%, 11/30/2028	8,000,000	8,036,875
4.38%, 12/31/2029	15,000,000	15,096,094
4.38%, 11/30/2030	7,750,000	7,802,676
4.38%, 1/31/2032	11,500,000	11,574,570
4.38%, 5/15/2034	18,000,000	18,005,625
4.38%, 5/15/2036	15,000,000	14,922,656
4.50%, 5/31/2029	14,500,000	14,631,406
4.50%, 12/31/2031	7,500,000	7,596,094
4.50%, 11/15/2033 (a)	23,500,000	23,736,836
4.63%, 9/30/2028	8,500,000	8,582,344
4.63%, 4/30/2029	21,500,000	21,758,672
4.63%, 9/30/2030	5,750,000	5,843,887
4.63%, 4/30/2031	7,500,000	7,634,180
4.63%, 5/31/2031	11,000,000	11,197,656
4.63%, 2/15/2035	21,750,000	22,096,641
4.88%, 10/31/2028	8,000,000	8,123,750
4.88%, 10/31/2030	5,500,000	5,644,805
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,049,882,153)		2,944,278,354
Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.3%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-3, 3.13%, 4/1/2055	$500,000	$330,412
Series S3, 6.91%, 10/1/2050	25,000	28,010
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	82,487
Regents of the University of California Medical Center Pooled Revenue, CA:
Series Q, 4.13%, 5/15/2032	500,000	488,678
Series H, 6.55%, 5/15/2048	50,000	52,580
San Jose Redevelopment Successor Agency, Special Obligation, CA Series A-T, 3.38%, 8/1/2034	275,000	256,698
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	246,862
5.10%, 9/1/2035	350,000	355,417
5.20%, 3/1/2043	1,250,000	1,229,462
7.30%, 10/1/2039	1,375,000	1,569,030
7.50%, 4/1/2034	100,000	113,712
7.55%, 4/1/2039	850,000	1,008,876
7.60%, 11/1/2040	250,000	299,332
		6,061,556
FLORIDA — 0.0% *
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	115,091
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.71%, 7/1/2027	50,000	48,782
Series A, 2.15%, 7/1/2030	50,000	45,812
Series A, 5.53%, 7/1/2034	350,000	363,952
		573,637
GEORGIA — 0.0% *
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	150,000	160,999
ILLINOIS — 0.0% *
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	30,000	26,069
Series C, 4.57%, 1/1/2054	30,000	26,030
City of Chicago, General Obligation, IL Series A, 5.88%, 1/1/2031	500,000	504,042
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	236,074
See accompanying notes to financial statements.
103

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	$1,315,686	$1,329,159
6.63%, 2/1/2035	138,461	144,655
7.35%, 7/1/2035	71,429	76,347
		2,342,376
LOUISIANA — 0.0% *
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, LA Series A, 4.48%, 8/1/2039	500,000	477,030
MARYLAND — 0.0% *
Maryland Economic Development Corp. Revenue, MD 5.43%, 5/31/2056	600,000	588,665
MICHIGAN — 0.0% *
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	573,016
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	1,300,000	1,020,659
		1,593,675
MISSOURI — 0.0% *
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	300,000	213,580
Series A, 3.65%, 8/15/2057	100,000	73,196
		286,776
NEW JERSEY — 0.0% *
New Jersey Turnpike Authority Revenue, NJ:
Series A, 7.10%, 1/1/2041	100,000	114,115
Series F, 7.41%, 1/1/2040	1,000,000	1,167,039
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	23,080
		1,304,234
NEW YORK — 0.1%
City of New York, General Obligation, NY:
Series D-1, 5.11%, 10/1/2054	500,000	460,441
Series B-1, 5.83%, 10/1/2053	300,000	303,906
Series H, 6.39%, 2/1/2055	500,000	523,002
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	23,642
New York State Dormitory Authority Revenue, NY Series B, 5.83%, 7/1/2055	350,000	365,637
Security Description	Principal Amount	Value
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	$500,000	$362,312
3.18%, 7/15/2060	1,000,000	653,869
Series 210, 4.03%, 9/1/2048	125,000	103,757
4.46%, 10/1/2062	490,000	415,665
Series 192, 4.81%, 10/15/2065	25,000	22,642
5.65%, 11/1/2040	100,000	104,894
		3,339,767
OHIO — 0.0% *
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	177,176
OREGON — 0.0% *
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	581,959
PENNSYLVANIA — 0.0% *
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	576,599
Series A, 4.14%, 6/1/2038	125,000	117,187
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	100,000	60,947
		754,733
TEXAS — 0.1%
City of San Antonio Electric & Gas Systems Revenue, TX Series A, 5.57%, 2/1/2050	350,000	348,139
Dallas Area Rapid Transit Revenue, TX:
Series A, 2.61%, 12/1/2048	500,000	339,515
5.02%, 12/1/2048	100,000	92,756
Dallas Fort Worth International Airport Revenue, TX:
Series A, 2.99%, 11/1/2038	250,000	217,437
Series A, 4.51%, 11/1/2051	750,000	655,162
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	45,057
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	113,181
Texas Natural Gas Securitization Finance Corp. Revenue, TX:
5.10%, 4/1/2035	276,776	281,080
5.17%, 4/1/2041	400,000	403,140
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX Series B, 3.92%, 12/31/2049	500,000	398,828
		2,894,295
See accompanying notes to financial statements.
104

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
VIRGINIA — 0.0% *
University of Virginia Revenue, VA:
2.26%, 9/1/2050	$150,000	$86,015
Series C, 4.18%, 9/1/2117	50,000	36,930
		122,945
TOTAL MUNICIPAL BONDS & NOTES (Cost $23,579,753)		21,259,823
MORTGAGE-BACKED SECURITIES — 0.4%
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	88,044
Series 2017-BNK8, Class B, 4.08%, 11/15/2050 (c)	50,000	46,524
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	143,329	141,457
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	98,998
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	95,670
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	94,411
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	47,155
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	187,871
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	82,996
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	440,708
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	207,600
Series 2021-BN32, Class A5, 2.64%, 4/15/2054 (c)	300,000	271,586
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	439,465
Bank5 Series 2023-5YR3, Class A2, 6.26%, 9/15/2056	1,148,457	1,169,780
BBCMS Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	144,650
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	222,900
Security Description	Principal Amount	Value
Series 2021-C9, Class A5, 2.30%, 2/15/2054	$250,000	$223,233
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	404,479
Series 2023-C19, Class A5, 5.45%, 4/15/2056	200,000	204,137
Series 2023-C20, Class A5, 5.58%, 7/15/2056	100,000	103,232
Series 2024-C24, Class A5, 5.42%, 2/15/2057	400,000	409,004
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	128,036
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	98,831
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	98,591
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	111,521
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	190,195
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	695,499
Series 2020-B18, Class A5, 1.93%, 7/15/2053	79,167	70,271
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	381,000
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	447,093
Series 2023-B38, Class A4, 5.52%, 4/15/2056	250,000	256,897
Series 2023-B39, Class A5, 5.75%, 7/15/2056	229,000	238,060
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	263,212
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	188,253
Citigroup Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	247,121
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	94,180
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	140,662
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	695,364
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	38,973	38,099
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	98,249
See accompanying notes to financial statements.
105

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	$250,000	$243,410
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	49,443
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	188,490
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K068, Class A2, 3.24%, 8/25/2027	995,000	982,978
Series K-154, Class A2, 4.35%, 1/25/2033 (c)	250,000	246,624
Series K-155, Class A2, 4.25%, 4/25/2033	1,500,000	1,470,055
Series K-157, Class A2, 4.20%, 5/25/2033	255,091	249,245
Series K-159, Class A2, 4.50%, 7/25/2033 (c)	195,000	193,683
Series K-161, Class A2, 4.90%, 10/25/2033 (c)	150,000	152,556
Series K505, Class A2, 4.82%, 6/25/2028	1,350,000	1,356,168
Series K512, Class A2, 5.00%, 11/25/2028	161,141	162,614
Series K751, Class A2, 4.41%, 3/25/2030	500,000	498,822
Federal National Mortgage Association-ACES Series 2023-M6, Class A2, 4.19%, 7/25/2028 (c)	2,290,725	2,275,859
GS Mortgage Securities Trust:
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	245,891
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	141,439
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	444,054
JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class B, 4.92%, 3/17/2049 (c)	242,811	240,342
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	865,483
Morgan Stanley Capital I Trust:
Series 2018-L1, Class A3, 4.14%, 10/15/2051	120,113	118,714
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	190,529
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	316,549
Security Description	Principal Amount	Value
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	$400,000	$394,636
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	96,711
Series 2018-C9, Class A4, VRN, 4.12%, 3/15/2051 (c)	750,000	739,225
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	245,791
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	148,599
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	188,318
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	94,501
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	314,868
Series 2024-5C1, Class A3, 5.93%, 7/15/2057	1,000,000	1,025,574
TOTAL MORTGAGE-BACKED SECURITIES (Cost $24,924,006)		23,486,205
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.4%
Bank:
Series 2017-BNK8, Class A3, 3.23%, 11/15/2050	1,366,479	1,344,652
Series 2019-BN21, Class A5, 2.85%, 10/17/2052	1,450,000	1,360,925
Series 2022-BNK39, Class AS, 3.18%, 2/15/2055	500,000	443,723
Series 2024-BNK47, Class A5, 5.72%, 6/15/2057	300,000	312,466
Series 2025-BNK51, Class A5, 5.29%, 12/25/2067	500,000	507,284
Series 2026-BNK52, Class A5, 5.59%, 6/15/2036 (d)	138,889	143,925
Series 2025-BNK49, Class A5, VRN, 5.62%, 3/15/2058 (c)	500,000	518,550
Bank5:
Series 2023-5YR4, Class A3, 6.50%, 12/15/2056	432,807	445,071
Series 2025-5YR16, Class A3, 5.28%, 8/15/2063	482,231	488,486
See accompanying notes to financial statements.
106

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STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-5YR17, Class A3, 5.23%, 11/15/2058	$500,000	$505,621
Series 2026-5YR20, Class A3, 5.10%, 2/15/2059	100,000	100,666
Series 2026-5YR21, Class A3, 5.53%, 4/15/2059	200,000	204,833
Series 2026-5YR22, Class A3, VRN, 5.71%, 6/15/2059 (c)	300,000	309,417
BBCMS Mortgage Trust:
Series 2023-C22, Class A5, 6.80%, 11/15/2056 (c)	175,000	190,750
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	845,000	851,167
Series 2024-5C31, Class A3, 5.61%, 12/15/2057	66,667	67,999
Series 2025-5C33, Class A4, 5.84%, 3/15/2058	300,000	309,017
Series 2025-5C34, Class A3, 5.66%, 5/15/2058	1,000,000	1,024,612
Series 2025-5C36, Class A3, 5.52%, 8/15/2058	300,000	305,998
Series 2025-5C38, Class A3, 5.15%, 11/15/2058	200,000	201,841
Series 2025-C32, Class A5, 5.72%, 2/15/2062	861,111	898,692
Series 2026-5C40, Class A3, 5.25%, 2/15/2059	200,000	202,207
Series 2025-C35, Class A5, VRN, 5.59%, 7/15/2058 (c)	200,000	206,993
Benchmark Mortgage Trust:
Series 2018-B8, Class A4, 3.96%, 1/15/2052	750,000	735,406
Series 2024-V9, Class A3, 5.60%, 8/15/2057	300,000	305,430
Series 2025-V14, Class A4, 5.66%, 4/15/2057	1,000,000	1,023,887
Series 2026-V21, Class A3, 5.13%, 3/15/2059	500,000	503,642
Series 2023-V3, Class A3, VRN, 6.36%, 7/15/2056 (c)	2,500,000	2,558,318
Series 2024-V11, Class A3, VRN, 5.91%, 11/15/2057 (c)	400,000	411,410
BMO Mortgage Trust:
Series 2023-5C1, Class A3, 6.53%, 8/15/2056 (c)	500,000	513,161
Series 2023-C5, Class A5, 5.77%, 6/15/2056	500,000	515,706
Series 2024-5C4, Class A3, 6.53%, 5/15/2057 (c)	500,000	519,239
Series 2025-5C10, Class A3, 5.58%, 5/15/2058	233,333	238,188
Security Description	Principal Amount	Value
Series 2025-5C11, Class C, 6.01%, 7/15/2058	$500,000	$501,818
Series 2025-C11, Class A5, 5.69%, 2/15/2058	500,000	519,238
Series 2026-5C14, Class A3, 5.21%, 3/15/2059	500,000	504,215
Series 2026-C14, Class A5, 5.32%, 2/15/2059	485,294	491,725
Series 2024-5C8, Class A3, VRN, 5.63%, 12/15/2057 (c)	125,000	127,590
Citigroup Commercial Mortgage Trust Series 2022-GC48, Class A5, VRN, 4.71%, 5/15/2054 (c)	750,000	738,202
GS Mortgage Securities Trust Series 2020-GC47, Class A5, 2.38%, 5/12/2053	300,000	275,061
Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35, Class A5, 5.63%, 8/15/2058	123,529	128,238
Morgan Stanley Capital I Trust:
Series 2018-H4, Class A4, 4.31%, 12/15/2051	500,000	493,115
Series 2022-L8, Class A5, 3.92%, 4/15/2055 (c)	675,000	629,802
Wells Fargo Commercial Mortgage Trust:
Series 2025-5C3, Class A3, 6.10%, 1/15/2058	500,000	517,855
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	300,000	307,490
Series 2025-5C5, Class A3, 5.59%, 7/15/2058	182,500	186,577
Series 2025-5C6, Class A3, 5.19%, 10/15/2058	400,000	403,377
Series 2025-5C7, Class A3, 5.20%, 12/15/2058	300,000	302,702
Series 2026-5C9, Class A3, 5.49%, 5/15/2059	400,000	408,414
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $24,725,359)		24,804,701

Shares
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	156,720,058	156,720,058
See accompanying notes to financial statements.
107

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h) (i)	71,821,603	$71,821,603
TOTAL SHORT-TERM INVESTMENTS (Cost $228,541,661)		228,541,661
TOTAL INVESTMENTS — 102.5% (Cost $6,830,714,953)		6,599,872,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(159,955,588)
NET ASSETS — 100.0%		$6,439,916,661

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.3% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(d)	When-issued security.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (''TBA'') in the future.
(f)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
June 30, 2026 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ABS	Asset-Backed Security
CMT	Constant Maturity Treasury
DMTN	Domestic Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,543,342,470	$—	$1,543,342,470
Asset-Backed Securities	—	21,408,618	—	21,408,618
Foreign Government Obligations	—	207,576,413	—	207,576,413
U.S. Government Agency Obligations	—	1,585,174,004	—	1,585,174,004
U.S. Treasury Obligations	—	2,944,278,354	—	2,944,278,354
Municipal Bonds & Notes	—	21,259,823	—	21,259,823
Mortgage-Backed Securities	—	23,486,205	—	23,486,205
Commercial Mortgage Backed Securities	—	24,804,701	—	24,804,701
Short-Term Investments	228,541,661	—	—	228,541,661
TOTAL INVESTMENTS	$228,541,661	$6,371,330,588	$—	$6,599,872,249
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	181,060,496	$181,060,496	$711,984,596	$736,325,034	$—	$—	156,720,058	$156,720,058	$2,725,867
State Street Navigator Securities Lending Portfolio II	93,809,290	93,809,290	373,609,963	395,597,650	—	—	71,821,603	71,821,603	178,462
Total		$274,869,786	$1,085,594,559	$1,131,922,684	$—	$—		$228,541,661	$2,904,329
See accompanying notes to financial statements.
108

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.8%
AUSTRALIA — 4.6%
4DMedical Ltd. (a) (b)	185,666	$582,691
Abacus Group REIT (b)	78,325	52,364
Abacus Storage King REIT	161,301	150,303
AGL Energy Ltd.	165,148	955,361
Alkane Resources Ltd. (a)	279,921	265,683
Alpha HPA Ltd. (a) (b)	216,023	97,279
ALS Ltd.	144,121	2,280,506
Amotiv Ltd. (b)	43,623	190,399
AMP Ltd.	623,206	692,970
Ampol Ltd.	67,473	1,537,920
Anglogold Ashanti PLC	135,503	10,977,727
Ansell Ltd.	38,906	855,522
ANZ Group Holdings Ltd.	855,462	20,950,675
APA Group Stapled Security	363,225	2,551,653
Arafura Rare Earths Ltd. (a) (b)	1,406,599	238,750
ARB Corp. Ltd. (b)	22,328	292,670
Arena REIT	113,153	243,800
Aristocrat Leisure Ltd.	153,163	6,501,441
ASX Ltd.	56,106	2,072,561
Atlas Arteria Ltd. Stapled Security	308,093	1,088,579
AUB Group Ltd.	33,011	654,997
Aurizon Holdings Ltd.	501,932	1,453,547
Aussie Broadband Ltd.	62,625	213,896
Austal Ltd. (a)	76,851	215,632
AVZ Minerals Ltd. (a) (c)	378,780	20,469
Bank of Queensland Ltd. (b)	187,289	818,747
Beach Energy Ltd. (b)	435,594	258,021
Bega Cheese Ltd. (b)	66,288	270,035
Bellevue Gold Ltd. (a)	400,377	337,018
Bendigo & Adelaide Bank Ltd.	165,672	1,210,903
BHP Group Ltd.	1,442,153	59,347,942
BlueScope Steel Ltd.	122,389	2,702,292
Brambles Ltd.	380,710	5,137,965
Bravura Solutions Ltd.	86,862	121,560
Breville Group Ltd. (b)	28,855	644,901
BWP Property Group Ltd. (b)	175,037	459,597
Capricorn Metals Ltd.	109,807	961,579
CAR Group Ltd. (b)	106,940	1,908,508
Catalyst Metals Ltd. (a)	60,338	210,265
Catapult Sports Ltd. (a) (b)	64,000	136,121
Centuria Capital Group REIT	191,794	256,449
Centuria Industrial REIT (b)	143,873	303,013
Challenger Ltd.	141,338	979,190
Charter Hall Group REIT	125,879	1,993,597
Charter Hall Long Wale REIT	183,152	463,140
Charter Hall Retail REIT	148,113	402,242
Charter Hall Social Infrastructure REIT	90,496	168,024
Clarity Pharmaceuticals Ltd. (a)	78,636	116,585
Cleanaway Waste Management Ltd.	644,684	1,049,597
Cochlear Ltd. (b)	18,517	1,561,879
Codan Ltd.	30,568	934,775
Security Description	Shares	Value
Coles Group Ltd.	366,653	$6,190,399
Collins Foods Ltd. (b)	27,699	156,397
Commonwealth Bank of Australia	474,946	54,166,991
Computershare Ltd.	148,927	3,949,601
Corporate Travel Management Ltd. (a) (b) (c)	32,318	179,903
Cromwell Property Group REIT (b)	314,615	94,815
CSL Ltd.	134,289	10,674,884
Data#3 Ltd. (b)	41,668	284,346
Deep Yellow Ltd. (a)	261,606	252,831
Deterra Royalties Ltd.	119,807	390,111
Develop Global Ltd. (a) (b)	74,650	330,475
Dexus REIT	304,536	1,139,306
Dexus Industria REIT (b)	67,069	112,911
Dicker Data Ltd.	20,852	181,734
DigiCo Infrastructure REIT (b)	116,577	197,065
Domino's Pizza Enterprises Ltd. (b)	16,637	180,153
Downer EDI Ltd.	202,709	1,130,516
DroneShield Ltd. (a) (b)	243,468	408,193
Dyno Nobel Ltd.	508,824	1,381,852
Eagers Automotive Ltd.	46,895	690,713
EBOS Group Ltd.	58,094	688,364
Elders Ltd. (b)	49,076	174,759
Electro Optic Systems Holdings Ltd. (a) (b)	63,636	454,096
Elevra Lithium Ltd. (a)	54,785	364,368
Emerald Resources NL (a)	143,377	545,330
Endeavour Group Ltd. (b)	433,685	976,485
Evolution Mining Ltd.	575,397	4,683,962
EVT Ltd. (b)	25,309	225,839
Firefinch Ltd. (a) (c)	180,320	2,499
FireFly Metals Ltd. (a)	177,166	216,023
Flight Centre Travel Group Ltd. (b)	51,467	426,450
Fortescue Ltd.	473,398	6,280,628
Gemlife Communities Group	23,269	74,156
Generation Development Group Ltd. (b)	89,000	220,740
Genesis Minerals Ltd. (a)	287,876	1,039,085
Glencore PLC (a)	2,737,787	18,670,082
Goodman Group REIT	565,995	12,206,737
GPT Group REIT	542,378	1,833,706
GrainCorp Ltd. Class A	62,803	213,634
Greatland Resources Ltd. (a)	141,813	1,124,940
Growthpoint Properties Australia Ltd. REIT	74,731	112,349
Guzman y Gomez Ltd. (b)	13,124	191,211
Hansen Technologies Ltd. (b)	48,529	149,277
Harvey Norman Holdings Ltd. (b)	158,758	530,140
Helia Group Ltd.	67,284	258,244
HMC Capital Ltd. REIT (b)	79,560	163,704
HomeCo Daily Needs REIT	482,775	428,117
HUB24 Ltd.	22,983	1,157,893
IDP Education Ltd.	72,125	113,928
See accompanying notes to financial statements.
109

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
IGO Ltd. (a)	185,765	$948,504
Iluka Resources Ltd.	121,655	595,878
Imdex Ltd.	139,511	396,278
Ingenia Communities Group REIT	102,497	313,864
Inghams Group Ltd. (b)	99,084	141,410
Insurance Australia Group Ltd.	669,708	3,753,547
IperionX Ltd. (a)	110,016	310,974
IPH Ltd. (b)	68,789	183,956
IRESS Ltd. (b)	44,456	190,339
JB Hi-Fi Ltd.	30,286	1,688,643
Judo Capital Holdings Ltd. (a)	221,524	144,264
Kelsian Group Ltd. (b)	35,773	110,782
Kingsgate Consolidated Ltd.	59,852	205,254
Lendlease Corp. Ltd. Stapled Security (b)	194,317	434,832
Liontown Ltd. (a) (b)	528,899	617,420
Lottery Corp. Ltd.	616,090	2,458,524
Lovisa Holdings Ltd.	18,279	299,243
Lynas Rare Earths Ltd. (a)	257,872	3,226,486
MA Financial Group Ltd. (b)	28,802	118,527
Maas Group Holdings Ltd.	46,222	170,040
Macmahon Holdings Ltd.	323,791	214,228
Macquarie Group Ltd.	102,763	17,819,198
Macquarie Technology Group Ltd. (a)	5,620	273,015
Mader Group Ltd. (b)	34,029	186,716
Magellan Financial Group Ltd.	41,167	276,364
McMillan Shakespeare Ltd.	15,775	213,005
Medibank Pvt Ltd.	762,304	2,624,777
Megaport Ltd. (a) (b)	44,455	664,630
Mesoblast Ltd. (a) (b)	279,136	378,069
Metcash Ltd.	276,046	564,172
Mineral Resources Ltd. (a)	47,938	2,061,434
Mirvac Group REIT	1,117,234	1,331,314
Monadelphous Group Ltd.	31,670	679,951
Nanosonics Ltd. (a) (b)	64,592	149,015
National Australia Bank Ltd.	864,665	22,679,651
Netwealth Group Ltd.	34,675	493,910
Neuren Pharmaceuticals Ltd. (a) (b)	32,616	401,085
New Hope Corp. Ltd. (b)	140,723	520,612
NEXTDC Ltd. (a) (b)	210,850	2,129,801
nib holdings Ltd.	127,242	622,362
Nick Scali Ltd.	21,796	246,436
Nine Entertainment Co. Holdings Ltd. (b)	367,665	225,426
Northern Star Resources Ltd.	384,434	5,047,065
NRW Holdings Ltd.	104,835	540,365
Nufarm Ltd. (a) (b)	72,045	135,264
Objective Corp. Ltd. (b)	9,473	67,598
OceanaGold Corp.	62,366	1,562,722
Ora Banda Mining Ltd. (a)	346,621	253,347
Orica Ltd.	130,983	2,148,842
Origin Energy Ltd.	487,780	3,710,515
Orora Ltd.	368,658	353,738
Security Description	Shares	Value
Paladin Energy Ltd. (a)	135,990	$876,189
Pantoro Gold Ltd. (a)	98,705	157,964
Perenti Ltd.	237,568	370,321
Perpetual Ltd. (b)	29,508	316,869
Perseus Mining Ltd.	387,367	1,288,166
PEXA Group Ltd. (a) (b)	33,424	238,508
Pinnacle Investment Management Group Ltd. (b)	51,790	613,909
PLS Group Ltd. (a) (b)	891,531	3,100,616
Predictive Discovery Ltd. (a)	502,227	236,601
Premier Investments Ltd. (b)	27,161	281,128
Pro Medicus Ltd.	16,268	2,292,752
PWR Holdings Ltd. (b)	18,280	100,935
Qantas Airways Ltd.	209,880	1,544,200
QBE Insurance Group Ltd.	416,736	7,272,723
Qube Holdings Ltd.	475,782	1,681,071
Ramelius Resources Ltd.	539,143	1,090,673
Ramsay Health Care Ltd. (b)	55,554	1,692,694
REA Group Ltd. (b)	14,963	1,442,895
Redox Ltd. (b)	39,694	109,175
Reece Ltd. (b)	65,641	783,553
Region Group REIT	307,818	496,887
Regis Healthcare Ltd.	36,361	163,489
Regis Resources Ltd.	214,762	897,186
Resolute Mining Ltd. (a)	572,680	374,931
Rio Tinto Ltd. (b)	102,788	12,284,701
Rio Tinto PLC	311,611	29,455,556
Sandfire Resources Ltd. (a)	134,852	1,792,835
Santos Ltd.	919,577	4,593,368
Scentre Group REIT	1,474,785	3,943,882
SEEK Ltd.	100,465	936,149
Service Stream Ltd.	165,681	304,177
SGH Ltd.	57,619	1,861,796
Sigma Healthcare Ltd. (b)	1,464,372	2,789,922
Silex Systems Ltd. (a)	62,053	227,849
SiteMinder Ltd. (a) (b)	71,580	202,330
SmartGroup Corp. Ltd.	25,202	223,313
Sonic Healthcare Ltd.	129,964	1,873,713
South32 Ltd. (b) (d)	10,757	29,097
South32 Ltd. (d)	1,266,982	3,423,284
SRG Global Ltd.	164,068	452,392
Stanmore Resources Ltd.	75,085	121,204
Steadfast Group Ltd.	307,015	1,084,770
Stockland REIT	712,542	2,014,088
Suncorp Group Ltd.	299,736	4,005,706
Super Retail Group Ltd.	47,823	436,677
Superloop Ltd. (a)	137,650	314,701
Supply Network Ltd. (b)	5,056	111,844
Tabcorp Holdings Ltd.	559,156	323,465
Technology One Ltd.	83,422	1,703,212
Telix Pharmaceuticals Ltd. (a) (b)	76,534	879,117
Telstra Group Ltd.	1,113,482	3,918,815
Temple & Webster Group Ltd. (a) (b)	23,638	101,534
TPG Telecom Ltd.	179,829	448,508
See accompanying notes to financial statements.
110

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Transurban Group Stapled Security	862,169	$8,589,328
Treasury Wine Estates Ltd. (b)	225,054	742,167
Tuas Ltd. (a)	71,703	112,764
Vault Minerals Ltd.	262,711	758,966
Ventia Services Group Pty. Ltd.	215,133	922,583
Vicinity Ltd. REIT	1,140,140	2,037,914
Virgin Australia Holdings Ltd. (a)	75,759	161,132
Viva Energy Group Ltd. (e)	300,700	431,233
Vulcan Energy Resources Ltd. (a) (b)	143,982	304,240
Vulcan Steel Ltd.	9,475	33,478
WA1 Resources Ltd. (a)	9,274	73,245
Washington H Soul Pattinson & Co. Ltd.	97,137	3,105,734
Waypoint REIT Ltd.	177,848	299,408
WEB Travel Group Ltd. (a) (b)	111,141	227,916
Wesfarmers Ltd.	322,205	20,179,416
West African Resources Ltd. (a)	296,465	550,448
Westgold Resources Ltd.	237,168	772,257
Westpac Banking Corp.	964,082	23,517,323
Whitehaven Coal Ltd. (b)	237,807	1,257,063
WiseTech Global Ltd. (b)	56,716	1,296,664
Woodside Energy Group Ltd.	522,860	10,218,717
Woolworths Group Ltd.	338,137	9,377,480
Worley Ltd.	137,958	1,057,085
Yancoal Australia Ltd.	104,860	398,832
Zip Co. Ltd. (a) (b)	371,770	834,502
		552,936,009
AUSTRIA — 0.3%
ams-OSRAM AG (a)	27,637	597,862
ANDRITZ AG	18,871	1,631,086
AT&S Austria Technologie & Systemtechnik AG (a)	10,000	2,412,363
BAWAG Group AG (e)	22,255	4,460,358
CA Immobilien Anlagen AG	10,087	262,940
CPI Europe AG (a)	8,587	150,994
DO & Co. AG	1,862	461,955
Erste Group Bank AG	86,512	11,582,265
EVN AG	9,879	323,027
Kontron AG (a)	10,338	274,447
Lenzing AG (a)	5,138	142,451
Mondi PLC (b) (d)	107,269	974,114
Mondi PLC (b) (d)	9,256	84,400
Oesterreichische Post AG	13,014	461,246
OMV AG	41,591	2,622,437
Palfinger AG	2,748	100,066
Porr AG	3,398	171,908
Raiffeisen Bank International AG	33,934	2,166,798
UNIQA Insurance Group AG	29,267	590,252
Verbund AG	19,196	1,220,242
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,307	685,261
voestalpine AG	25,169	1,175,201
Wienerberger AG	29,731	768,207
		33,319,880
Security Description	Shares	Value
BELGIUM — 0.6%
Ackermans & van Haaren NV	6,572	$2,147,435
Aedifica SA REIT	25,516	2,059,575
Ageas SA	38,897	3,112,966
Anheuser-Busch InBev SA	268,403	22,296,824
Azelis Group NV (b)	48,414	515,048
Barco NV	18,442	176,901
Bekaert SA	9,625	429,716
CMB Tech NV	32,966	465,065
Colruyt Group NV (b)	8,297	341,115
Deme Group NV	1,771	354,337
D'ieteren Group	6,089	1,186,249
Elia Group SA	11,981	1,914,963
Fagron	17,398	479,376
Financiere de Tubize SA (b)	6,623	1,749,150
Gimv NV (b)	6,571	347,834
Groupe Bruxelles Lambert NV	22,651	2,063,982
KBC Ancora	10,265	963,524
KBC Group NV	62,958	8,587,200
Kinepolis Group NV (b)	2,953	119,685
Lakefront Biotherapeutics NV (a)	10,952	328,312
Lotus Bakeries NV	115	1,527,792
Melexis NV	5,728	511,463
Montea NV REIT	4,885	373,638
Proximus SADP	32,097	214,675
Recticel SA (b)	17,805	223,107
Retail Estates NV REIT (a) (b)	2,920	229,351
Shurgard Self Storage Ltd. REIT	9,251	270,763
Sofina SA (b)	4,681	1,191,308
Solvay SA	19,757	593,617
Syensqo SA	20,626	1,523,378
Tessenderlo Group SA (b)	5,115	113,100
UCB SA	34,927	10,462,195
Umicore SA	55,892	1,293,363
Vastned NV REIT	2,111	71,319
VGP NV	3,602	346,750
Viohalco SA (b)	14,235	312,478
Warehouses De Pauw CVA REIT	58,314	1,470,749
X-Fab Silicon Foundries SE (a) (e)	15,689	141,973
Xior Student Housing NV REIT	8,943	268,905
		70,779,181
BERMUDA — 0.0% *
Conduit Holdings Ltd.	37,895	237,398
BRAZIL — 1.3%
Afya Ltd. Class A (b)	3,000	44,520
Allos SA	94,822	514,052
Alpargatas SA Preference Shares	41,207	95,694
Alupar Investimento SA	48,342	301,020
Ambev SA	1,189,367	3,743,233
Auren Energia SA (a)	33,430	74,921
Axia Energia SA	352,149	3,699,777
Azzas 2154 SA	33,090	114,307
B3 SA - Brasil Bolsa Balcao	1,504,603	4,223,743
See accompanying notes to financial statements.
111

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Banco ABC Brasil SA Preference Shares	18,971	$87,122
Banco Bradesco SA	474,940	1,447,039
Banco Bradesco SA Preference Shares	1,431,082	5,004,412
Banco BTG Pactual SA	357,262	3,733,479
Banco do Brasil SA	481,400	1,851,771
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	148,831
BB Seguridade Participacoes SA	162,400	1,228,993
Bradespar SA Preference Shares	44,536	189,985
Bradsaude SA	78,060	216,869
Braskem SA Class A, Preference Shares (a)	89,100	109,483
Brava Energia	158,370	590,528
C&A Modas SA	107,900	224,099
Caixa Seguridade Participacoes SA	135,300	515,222
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	42,400	48,413
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	710,102	4,066,385
Cia de Saneamento de Minas Gerais Copasa MG	49,600	574,296
Cia De Saneamento do Parana Sanepar	38,500	275,662
Cia De Saneamento do Parana Sanepar Preference Shares	132,600	182,916
Cia Energetica de Minas Gerais Preference Shares	495,373	1,040,332
Cia Paranaense de Energia - Copel	567,100	1,645,658
Cia Siderurgica Nacional SA (a)	149,200	133,174
Cogna Educacao SA	466,730	202,889
Cosan SA (a)	310,342	221,846
CPFL Energia SA	77,500	670,495
Cury Construtora e Incorporadora SA	25,963	175,864
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	300,206
Dexco SA (a)	104,202	100,056
Direcional Engenharia SA	106,887	287,458
EcoRodovias Infraestrutura e Logistica SA	81,929	117,924
Embraer SA	201,500	3,186,425
Energisa SA	82,622	766,208
Eneva SA (a)	244,200	1,260,643
Engie Brasil Energia SA	101,732	684,575
Equatorial SA	286,528	2,155,624
ERO Copper Corp. (a)	27,600	736,713
Fleury SA	57,402	170,788
Fras-Le SA	14,100	56,253
Gerdau SA Preference Shares	380,502	1,527,610
Security Description	Shares	Value
GPS Participacoes e Empreendimentos SA (e)	110,184	$246,724
Grendene SA	87,800	64,120
Grupo Mateus SA	120,500	85,440
Hapvida Participacoes e Investimentos SA (a) (e)	75,793	149,508
Hypera SA (d)	81,701	328,480
Iguatemi SA	42,713	207,708
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	41,620
Inter & Co., Inc. Class A	64,100	348,063
IRB-Brasil Resseguros SA	14,017	149,216
Itau Unibanco Holding SA	28,600	244,616
Itau Unibanco Holding SA Preference Shares	1,500,562	12,228,423
Itausa SA Preference Shares	1,606,851	4,153,762
JHSF Participacoes SA	126,500	276,905
Karoon Energy Ltd.	208,007	209,676
Klabin SA	224,603	726,409
Localiza Rent a Car SA	243,510	1,954,309
Lojas Renner SA	234,253	668,008
M Dias Branco SA	20,700	70,067
Magazine Luiza SA	79,824	72,175
Mahle Metal Leve SA	37,700	239,196
Marcopolo SA	50,820	55,376
Marcopolo SA Preference Shares	170,412	197,214
MBRF Global Foods Co. SA	177,839	619,488
Metalurgica Gerdau SA Preference Shares	277,459	493,706
Minerva SA	66,635	47,762
Motiva Infraestrutura de Mobilidade SA	312,400	882,406
MRV Engenharia e Participacoes SA (a)	105,116	107,229
Multiplan Empreendimentos Imobiliarios SA	90,914	514,119
Natura Cosmeticos SA (a)	368,637	621,760
NU Holdings Ltd. Class A (a)	950,200	12,694,672
Orizon Valorizacao de Residuos SA (a)	8,022	122,609
Pagseguro Digital Ltd. Class A	46,700	422,635
Petroleo Brasileiro SA - Petrobras	1,062,700	8,578,059
Petroleo Brasileiro SA - Petrobras Preference Shares	1,218,600	8,899,445
Petroreconcavo SA	43,700	84,260
Pluxee NV	23,290	305,417
Porto Seguro SA	64,400	658,439
PRIO SA (a)	222,410	2,240,880
Raia Drogasil SA	355,343	1,154,052
Rede D'Or Sao Luiz SA (e)	215,853	1,447,514
Rumo SA	370,171	960,480
Sao Martinho SA	33,600	101,918
Sendas Distribuidora SA	324,200	547,437
Sigma Lithium Corp. (a)	29,100	368,115
See accompanying notes to financial statements.
112

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Simpar SA	47,041	$70,889
SLC Agricola SA	55,984	139,529
Smartfit Escola de Ginastica e Danca SA	80,096	304,696
StoneCo Ltd. Class A (b)	62,500	677,500
Suzano SA	194,409	1,493,012
Telefonica Brasil SA	182,320	1,195,870
TIM SA	208,700	881,823
TOTVS SA	145,301	805,676
Transmissora Alianca de Energia Eletrica SA	43,800	336,627
Tres Tentos Agroindustrial SA	17,015	49,639
Ultrapar Participacoes SA	219,200	1,103,634
Unipar Carbocloro SA Class B, Preference Shares	9,317	107,121
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares (a)	105,900	172,887
Vale SA	1,005,318	15,126,531
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,141	50,566
Vibra Energia SA	283,735	1,638,509
Vinci Compass Investments Ltd.	6,700	65,191
Vivara Participacoes SA	27,900	123,330
Vulcabras SA	18,434	50,359
WEG SA	402,340	3,646,436
Wheaton Precious Metals Corp.	129,040	14,510,690
XP, Inc. Class A	116,100	1,887,786
Yara International ASA	43,708	1,923,143
		159,698,374
BURKINA FASO — 0.0% *
IAMGOLD Corp. (a)	166,800	2,646,462
CANADA — 7.6%
5N Plus, Inc. (a)	24,300	749,853
Abaxx Technologies, Inc. (a) (b)	11,800	234,877
AbraSilver Resource Corp. (a)	37,500	378,238
ADENTRA, Inc. (b)	5,200	141,660
Advantage Energy Ltd. (a)	44,100	320,473
Aecon Group, Inc.	16,500	529,396
Agnico Eagle Mines Ltd.	142,416	22,120,028
Air Canada (a)	40,800	711,466
Alamos Gold, Inc. Class A	119,269	3,614,849
Algonquin Power & Utilities Corp. (b)	192,130	1,129,420
Alimentation Couche-Tard, Inc.	202,700	12,915,651
Allied Gold Corp. (a)	29,300	695,972
Allied Properties Real Estate Investment Trust	17,600	122,192
Almonty Industries, Inc. (a)	47,800	790,406
AltaGas Ltd. (b)	84,400	3,116,628
Altius Minerals Corp.	11,100	496,967
Altus Group Ltd. (b)	13,400	425,589
Americas Gold & Silver Corp. (a)	58,200	275,258
ARC Resources Ltd.	165,885	3,484,316
Aritzia, Inc. (a)	22,500	2,480,194
Atco Ltd. Class I	20,000	1,044,581
Security Description	Shares	Value
Athabasca Oil Corp. (a)	143,200	$1,031,545
AtkinsRealis Group, Inc. (b)	46,600	2,893,059
ATS Corp. (a) (b)	22,000	633,910
Avino Silver & Gold Mines Ltd. (a)	44,100	279,442
B2Gold Corp.	356,059	1,335,143
Badger Infrastructure Solutions Ltd.	9,100	596,639
Ballard Power Systems, Inc. (a)	104,400	406,930
Bank of Montreal	195,390	34,522,228
Bank of Nova Scotia (b)	349,905	30,401,966
Barrick Mining Corp. (d)	455,323	16,736,630
Barrick Mining Corp. (b) (d)	25,306	930,507
Bausch Health Cos., Inc. (a) (b)	72,600	357,691
Baytex Energy Corp.	175,300	703,053
BCE, Inc. (b)	88,164	1,898,439
Birchcliff Energy Ltd. (b)	71,100	310,209
Bird Construction, Inc. (b)	20,700	944,431
BlackBerry Ltd. (a) (b)	148,500	1,874,633
Boardwalk Real Estate Investment Trust	8,500	387,930
Bombardier, Inc. Class B (a)	24,772	5,701,532
Boralex, Inc. Class A (b)	24,900	649,374
Boyd Group, Inc.	8,600	814,022
Brookfield Asset Management Ltd. Class A (b)	115,308	5,170,675
Brookfield Business Corp. Class A	16,100	480,929
Brookfield Corp.	570,687	24,339,926
Brookfield Infrastructure Corp. Class A (b)	34,950	1,347,253
Brookfield Renewable Corp.	40,100	1,490,095
Brookfield Wealth Solutions Ltd. (b)	4,210	179,350
BSR Real Estate Investment Trust (d)	3,400	39,780
BSR Real Estate Investment Trust (d)	5,000	58,996
BTQ Technologies Corp. (a) (b)	72,700	391,491
CAE, Inc. (a)	86,400	2,162,512
Cameco Corp.	123,600	12,593,914
Canaccord Genuity Group, Inc.	20,300	208,902
Canada Goose Holdings, Inc. (a)	19,400	183,642
Canadian Apartment Properties REIT	21,500	528,578
Canadian Imperial Bank of Commerce	260,616	30,000,920
Canadian National Railway Co.	144,800	17,273,938
Canadian Natural Resources Ltd. (b)	588,000	23,258,897
Canadian Pacific Kansas City Ltd.	253,200	21,944,297
Canadian Tire Corp. Ltd. Class A (b)	14,100	1,941,452
Canadian Utilities Ltd. Class A	37,500	1,393,480
Canfor Corp. (a) (b)	25,300	240,383
Capital Power Corp. (b)	43,200	2,250,511
See accompanying notes to financial statements.
113

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Capstone Copper Corp. (a)	239,000	$2,195,010
Cardinal Energy Ltd.	36,200	277,863
Cargojet, Inc.	1,600	95,543
Cascades, Inc.	17,800	146,164
CCL Industries, Inc. Class B	41,800	2,724,402
Celestica, Inc. (a)	32,600	11,885,127
Cenovus Energy, Inc.	396,137	9,825,594
Centerra Gold, Inc.	57,300	908,319
CES Energy Solutions Corp. (b)	60,500	706,597
CGI, Inc. (b)	53,400	3,450,346
Champion Iron Ltd. (b)	110,054	298,882
Choice Properties Real Estate Investment Trust	42,400	488,328
Cogeco Communications, Inc. (b)	5,700	254,556
Collective Mining Ltd. (a)	9,900	121,766
Colliers International Group, Inc. (b)	12,200	1,144,457
Constellation Software, Inc.	5,700	10,727,048
Crombie Real Estate Investment Trust	15,160	185,713
Cronos Group, Inc. (a) (b)	59,200	163,569
CT Real Estate Investment Trust	15,100	193,067
Defi Technologies, Inc. (a) (b)	78,300	42,496
Definity Financial Corp.	24,500	1,299,299
Denison Mines Corp. (a)	235,400	721,755
Descartes Systems Group, Inc. (a)	24,200	1,675,536
Discovery Silver Corp. (a)	161,300	964,105
Dollarama, Inc.	77,400	10,235,621
DPM Metals, Inc.	60,400	1,960,898
Dream Industrial Real Estate Investment Trust	40,600	400,348
DREAM Unlimited Corp. Class A (b)	4,365	60,610
Element Fleet Management Corp. (b)	114,100	2,353,978
Emera, Inc.	85,200	4,517,777
Empire Co. Ltd. Class A	35,000	1,225,339
Enbridge, Inc. (b)	615,000	33,338,960
Endeavour Silver Corp. (a)	81,500	676,127
Enerflex Ltd.	28,400	697,214
Enghouse Systems Ltd. (b)	11,700	132,442
EQB, Inc.	7,600	712,458
Equinox Gold Corp. (b)	212,713	2,072,031
Evertz Technologies Ltd. (b)	3,400	45,773
Exchange Income Corp. (b)	6,500	606,178
Extendicare, Inc. (b)	19,700	486,963
Fairfax Financial Holdings Ltd.	5,700	9,372,066
Fiera Capital Corp. (b)	16,100	59,804
Finning International, Inc.	36,500	2,577,318
First Capital Real Estate Investment Trust	27,500	448,529
First Majestic Silver Corp.	123,500	2,096,127
FirstService Corp. (b)	11,600	1,648,897
Fortis, Inc.	143,849	8,238,048
Fortuna Mining Corp. (a)	82,663	698,593
Security Description	Shares	Value
Franco-Nevada Corp.	53,636	$11,187,666
Freehold Royalties Ltd. (b)	34,200	388,825
G Mining Ventures Corp. (a)	47,000	1,375,796
G2 Goldfields, Inc. (a)	60,600	401,936
George Weston Ltd.	49,281	3,536,075
Gibson Energy, Inc. (b)	42,900	868,734
Gildan Activewear, Inc.	50,300	2,592,378
GoGold Resources, Inc. (a)	171,200	383,729
Granite Real Estate Investment Trust	8,100	546,946
Great-West Lifeco, Inc.	77,000	4,904,663
Groupe Dynamite, Inc.	4,800	181,140
H&R Real Estate Investment Trust	36,100	279,385
Hammond Power Solutions, Inc.	3,100	758,661
Headwater Exploration, Inc.	62,700	522,813
Hudbay Minerals, Inc. (b)	114,769	2,709,155
Hydro One Ltd. (e)	93,300	3,847,084
i-80 Gold Corp. (a)	151,200	219,540
iA Financial Corp., Inc.	26,400	3,643,991
IGM Financial, Inc.	22,600	1,261,299
Imperial Oil Ltd.	46,000	5,163,672
Intact Financial Corp.	50,400	10,398,297
International Petroleum Corp. (a)	20,800	451,846
InterRent Real Estate Investment Trust	14,697	134,254
Jamieson Wellness, Inc. (e)	15,200	446,545
K92 Mining, Inc. (a)	63,000	988,462
Kelt Exploration Ltd. (a)	39,900	246,079
Keyera Corp. (b)	79,500	3,192,328
Killam Apartment Real Estate Investment Trust	15,500	202,661
Kinaxis, Inc. (a)	8,300	890,813
Kinross Gold Corp.	339,900	8,044,999
Labrador Iron Ore Royalty Corp. (b)	18,000	353,974
Lassonde Industries, Inc. Class A	800	121,228
Laurentian Bank of Canada (b)	16,200	458,567
Leon's Furniture Ltd.	11,700	196,436
Lightspeed Commerce, Inc. (a)	34,200	357,970
Linamar Corp.	11,400	808,104
Lithium Americas Corp. (a) (b)	44,500	171,256
Loblaw Cos. Ltd.	162,600	7,373,874
Lundin Gold, Inc. (b)	31,500	1,698,724
LunR Royalties Corp. (a) (b)	6,578	87,629
Magna International, Inc.	75,800	4,982,631
Major Drilling Group International, Inc. (a)	21,700	230,498
Manulife Financial Corp.	475,900	19,294,286
Maple Leaf Foods, Inc. (b)	21,300	458,053
MDA Space Ltd. (a) (b)	39,400	1,627,376
Meren Energy, Inc.	73,600	100,122
Methanex Corp. (b)	17,800	821,905
Metro, Inc.	57,357	3,665,997
Montage Gold Corp. (a)	64,300	731,037
Morguard Corp. REIT	1,200	105,245
See accompanying notes to financial statements.
114

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MTY Food Group, Inc. (b)	4,300	$113,929
Mullen Group Ltd. (b)	18,900	289,611
National Bank of Canada	109,890	17,343,062
NexGen Energy Ltd. (a) (b)	172,200	1,616,708
NFI Group, Inc. (a)	25,100	421,415
NGEx Minerals Ltd. (a)	35,500	635,059
North West Co., Inc. (b)	12,600	438,547
Northern Dynasty Minerals Ltd. (a) (b)	168,100	321,093
Northland Power, Inc.	69,269	1,090,727
Novagold Resources, Inc. (a) (b)	66,200	395,684
Nutrien Ltd.	134,718	8,484,267
Onex Corp. (b)	16,300	1,218,522
Open Text Corp.	71,100	1,573,095
OR Royalties, Inc.	54,597	1,728,248
Orezone Gold Corp. (a) (b)	200,400	319,227
Orla Mining Ltd.	88,700	867,150
Pan American Silver Corp.	117,445	5,263,192
Paramount Resources Ltd. Class A (b)	23,500	449,544
Pason Systems, Inc.	21,000	182,506
Pembina Pipeline Corp.	163,648	7,569,044
Pet Valu Holdings Ltd. (b)	19,200	248,737
Peyto Exploration & Development Corp. (b)	53,400	890,533
Power Corp. of Canada (b)	152,953	9,532,408
PrairieSky Royalty Ltd. (b)	57,294	1,281,770
Precision Drilling Corp. (a)	3,300	253,347
Premium Brands Holdings Corp. (b)	13,700	812,102
Primaris Real Estate Investment Trust	13,425	210,731
Propel Holdings, Inc. (b)	5,000	91,559
Quebecor, Inc. Class B	41,800	1,994,320
RB Global, Inc. (b)	52,200	6,074,884
Restaurant Brands International, Inc.	91,946	6,666,774
Richelieu Hardware Ltd. (b)	15,300	439,562
Rio2 Ltd. (a)	170,800	320,231
RioCan Real Estate Investment Trust	38,600	617,328
Rockpoint Gas Storage, Inc. Class A	15,600	322,941
Rogers Communications, Inc. Class B	102,509	3,333,755
Rogers Sugar, Inc. (b)	50,900	245,038
Royal Bank of Canada	395,800	81,930,251
Russel Metals, Inc.	15,100	640,187
Saputo, Inc. (b)	67,700	1,960,258
Savaria Corp. (b)	13,700	286,215
Seabridge Gold, Inc. (a)	20,400	526,266
Secure Waste Infrastructure Corp. (b)	55,600	868,438
Shopify, Inc. Class A (a)	348,000	39,800,162
Sienna Senior Living, Inc. (b)	21,800	336,354
Skeena Resources Ltd. (a) (b)	21,300	567,500
Slate Grocery REIT Class U,	8,100	99,113
Security Description	Shares	Value
SmartCentres Real Estate Investment Trust	25,800	$551,188
Snowline Gold Corp. (a)	37,400	337,951
Solaris Resources, Inc. (a)	36,200	304,399
South Bow Corp. (b)	60,162	2,118,550
Southern Cross Gold Consolidated Ltd. (a)	59,800	370,075
Spartan Delta Corp. (a)	49,100	396,261
Spin Master Corp. (b) (e)	8,900	127,846
Sprott, Inc.	6,170	694,954
SSR Mining, Inc. (a)	57,004	1,611,179
Stantec, Inc.	32,300	2,227,021
Stella-Jones, Inc.	13,300	734,769
StorageVault Canada, Inc.	51,900	170,470
Strathcona Resources Ltd.	10,000	265,515
Sun Life Financial, Inc.	157,200	12,337,776
Suncor Energy, Inc.	336,864	18,116,457
Superior Plus Corp. (b)	65,600	361,118
Tamarack Valley Energy Ltd. (b)	150,400	1,311,329
TC Energy Corp. (b)	295,510	19,562,502
Teck Resources Ltd. Class B	128,400	7,644,721
TELUS Corp.	153,967	1,627,845
Tenaz Energy Corp. (a)	7,700	251,013
TerraVest Industries, Inc. (b)	4,600	376,398
TFI International, Inc. (b)	23,000	3,309,568
Thomson Reuters Corp.	44,041	3,595,919
TMX Group Ltd.	78,100	2,555,900
Topaz Energy Corp.	31,000	650,700
Torex Gold Resources, Inc.	22,700	903,200
Toromont Industries Ltd.	21,900	3,600,013
Toronto-Dominion Bank	469,998	57,125,255
Tourmaline Oil Corp.	104,363	4,362,098
TransAlta Corp.	75,000	1,037,181
Trekor Metals Ltd. (a) (b)	99,800	687,961
Trican Well Service Ltd.	40,500	191,831
Triple Flag Precious Metals Corp. (b)	15,967	478,194
Trisura Group Ltd. (a) (b)	12,600	394,053
Vermilion Energy, Inc.	45,900	429,317
Vital Infrastructure Property Trust REIT	57,100	221,759
Vizsla Silver Corp. (a) (b)	69,100	226,965
Well Health Technologies Corp. (a) (b)	42,100	122,850
Wesdome Gold Mines Ltd. (a)	39,500	677,938
West Fraser Timber Co. Ltd.	14,400	974,480
Westshore Terminals Investment Corp. (b)	8,200	216,509
Whitecap Resources, Inc. (b)	349,305	3,626,617
Winpak Ltd.	6,400	195,868
WSP Global, Inc. (b)	36,800	4,561,255
		927,555,735
CAYMAN ISLANDS — 0.0% *
Patria Investments Ltd. Class A (b)	14,400	158,112
See accompanying notes to financial statements.
115

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	$281,767
Antofagasta PLC	111,698	5,663,191
Banco de Chile	10,442,656	2,044,149
Banco de Credito e Inversiones SA	19,569	1,285,415
Banco Santander Chile	15,151,615	1,240,596
CAP SA (a)	31,134	219,469
Cencosud SA	402,553	929,880
Cia Cervecerias Unidas SA	52,608	290,969
Cia Sud Americana de Vapores SA	8,334,624	395,899
Colbun SA	2,338,950	337,363
Embotelladora Andina SA Class B, Preference Shares	111,561	555,328
Empresa Nacional de Telecomunicaciones SA	36,914	144,118
Empresas CMPC SA	281,711	313,455
Empresas Copec SA	110,962	692,057
Enel Chile SA	5,627,525	494,341
Engie Energia Chile SA	71,134	138,859
Falabella SA	236,684	1,477,454
Inversiones Aguas Metropolitanas SA	443,727	445,173
Inversiones La Construccion SA	16,157	389,866
Latam Airlines Group SA	82,745,062	2,405,821
Lundin Mining Corp.	194,001	4,725,762
Parque Arauco SA	234,047	980,992
Plaza SA	53,211	219,285
Ripley Corp. SA	210,248	87,784
SMU SA	1,137,230	162,797
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	38,288	2,842,238
Vina Concha y Toro SA	87,292	81,414
		28,845,442
CHINA — 6.0%
360 Security Technology, Inc. Class A	223,600	286,253
361 Degrees International Ltd.	183,000	93,810
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	31,969
3SBio, Inc. (e)	539,000	1,160,884
AAC Technologies Holdings, Inc.	225,000	1,225,126
Abbisko Cayman Ltd. (a)	100,000	137,082
Accelink Technologies Co. Ltd. Class A (a)	13,200	499,648
ACM Research Shanghai, Inc. Class A	3,220	204,926
Advanced Micro-Fabrication Equipment, Inc. China Class A	9,693	669,000
AECC Aviation Power Co. Ltd. Class A	35,700	201,641
Agricultural Bank of China Ltd. Class A	1,563,200	1,397,853
Security Description	Shares	Value
Agricultural Bank of China Ltd. Class H	7,363,000	$5,013,794
Aier Eye Hospital Group Co. Ltd. Class A	114,544	139,383
Air China Ltd. Class A (a)	120,700	107,577
Airtac International Group	39,743	1,665,497
AK Medical Holdings Ltd. (e)	142,000	92,892
Akeso, Inc. (a) (b) (e)	182,000	2,043,484
Alibaba Group Holding Ltd.	4,757,100	56,324,142
Alibaba Health Information Technology Ltd. (a) (b)	1,595,500	626,640
Alphamab Oncology (a) (e)	121,000	107,236
Aluminum Corp. of China Ltd. Class A	193,400	234,200
Aluminum Corp. of China Ltd. Class H	1,046,000	995,041
Amlogic Shanghai Co. Ltd. Class A	5,435	82,390
Angel Yeast Co. Ltd. Class A	28,900	154,122
Angelalign Technology, Inc. (e)	8,400	71,017
Anhui Conch Cement Co. Ltd. Class A	41,600	103,877
Anhui Conch Cement Co. Ltd. Class H	406,500	869,289
Anhui Expressway Co. Ltd. Class H (b)	114,000	212,677
Anhui Gujing Distillery Co. Ltd. Class A	6,000	70,536
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	32,100	122,148
Anker Innovations Technology Co. Ltd. Class A	10,140	156,103
ANTA Sports Products Ltd.	350,200	3,172,858
Ascentage Pharma Group International (a) (e)	67,300	284,920
AsiaInfo Technologies Ltd. (b) (e)	76,000	43,126
Atour Lifestyle Holdings Ltd. ADR	9,000	286,200
Autohome, Inc. ADR (b)	18,000	342,540
Avary Holding Shenzhen Co. Ltd. Class A	70,000	1,086,712
AviChina Industry & Technology Co. Ltd. Class H	509,000	187,580
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	197,500	141,695
BAIC Motor Corp. Ltd. Class H (a) (b) (e)	821,500	81,710
Baidu, Inc. Class A (a)	627,050	8,763,612
Bank of Beijing Co. Ltd. Class A	342,600	247,310
Bank of Changsha Co. Ltd. Class A	247,500	317,579
Bank of Chengdu Co. Ltd. Class A	77,900	203,128
Bank of China Ltd. Class A	1,052,100	886,566
Bank of China Ltd. Class H	19,029,000	12,108,404
Bank of Communications Co. Ltd. Class A	1,111,000	1,052,406
See accompanying notes to financial statements.
116

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bank of Communications Co. Ltd. Class H	2,381,000	$2,046,396
Bank of Hangzhou Co. Ltd. Class A	58,900	125,384
Bank of Jiangsu Co. Ltd. Class A	407,780	647,594
Bank of Nanjing Co. Ltd. Class A	176,700	257,449
Bank of Ningbo Co. Ltd. Class A	72,840	318,595
Bank of Shanghai Co. Ltd. Class A	271,500	347,174
Baoshan Iron & Steel Co. Ltd. Class A	340,800	272,620
Beijing Capital International Airport Co. Ltd. Class H (a)	326,000	60,278
Beijing Compass Technology Development Co. Ltd. Class A	15,400	207,973
Beijing Enlight Media Co. Ltd. Class A	113,600	185,596
Beijing Enterprises Holdings Ltd.	156,000	534,717
Beijing Enterprises Water Group Ltd.	820,000	236,316
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	31,675
Beijing Kingsoft Office Software, Inc. Class A	5,556	174,382
Beijing New Building Materials PLC Class A	10,400	27,716
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (b)	30,000	24,751
Beijing Tong Ren Tang Co. Ltd. Class A	22,600	76,943
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	12,292	48,838
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	642,500	428,775
Bilibili, Inc. Class Z (a)	62,260	1,045,599
Biwin Storage Technology Co. Ltd. Class A	7,079	515,939
Black Sesame International Holding Ltd. (a) (b)	40,400	55,226
Blue Moon Group Holdings Ltd. (b) (e)	513,500	192,512
BOC Aviation Ltd. (e)	44,500	461,056
BOC Hong Kong Holdings Ltd.	1,005,500	5,433,922
BOE Technology Group Co. Ltd. Class A	738,800	944,724
Bosideng International Holdings Ltd.	1,898,000	1,035,882
Brilliance China Automotive Holdings Ltd.	660,000	160,749
BYD Co. Ltd. Class A	99,300	1,165,912
BYD Co. Ltd. Class H	1,045,398	9,658,072
BYD Electronic International Co. Ltd. (b)	229,000	610,896
C&D International Investment Group Ltd. (b)	238,047	409,795
Caitong Securities Co. Ltd. Class A	30,160	38,433
Security Description	Shares	Value
Cambricon Technologies Corp. Ltd. Class A	11,099	$2,608,870
CanSino Biologics, Inc. Class H (a) (e)	40,200	114,212
CARsgen Therapeutics Holdings Ltd. (a) (b) (e)	118,500	215,481
CGN Mining Co. Ltd.	1,135,000	353,147
CGN New Energy Holdings Co. Ltd.	158,000	43,318
CGN Power Co. Ltd. Class H (e)	2,791,600	954,022
Changchun High-Tech Industry Group Co. Ltd. Class A	6,200	60,831
Changjiang Securities Co. Ltd. Class A	35,800	51,422
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	61,410
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	612,229
Chervon Holdings Ltd.	18,200	38,526
Chifeng Jilong Gold Mining Group Ltd. Class A	86,400	335,010
China BlueChemical Ltd. Class H	204,000	52,287
China CITIC Bank Corp. Ltd. Class H	2,390,000	2,026,702
China Coal Energy Co. Ltd. Class H	588,000	738,557
China Communications Services Corp. Ltd. Class H	458,000	228,940
China Conch Venture Holdings Ltd.	351,500	487,668
China Construction Bank Corp. Class A	646,500	917,177
China Construction Bank Corp. Class H	24,857,000	25,579,535
China CSSC Holdings Ltd. Class A (a)	167,794	835,262
China Datang Corp. Renewable Power Co. Ltd. Class H (b)	556,000	87,916
China East Education Holdings Ltd. (e)	63,000	29,403
China Eastern Airlines Corp. Ltd. Class A (a)	269,200	151,098
China Education Group Holdings Ltd. (a) (b)	297,376	64,844
China Energy Engineering Corp. Ltd. Class A	587,300	231,009
China Everbright Bank Co. Ltd. Class A	708,700	301,730
China Everbright Environment Group Ltd.	731,518	425,364
China Everbright Ltd. (b)	208,000	138,188
China Feihe Ltd. (b) (e)	849,000	303,135
China Foods Ltd.	362,000	142,639
China Galaxy Securities Co. Ltd. Class A	115,800	214,438
See accompanying notes to financial statements.
117

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Galaxy Securities Co. Ltd. Class H	1,126,800	$1,057,536
China Gas Holdings Ltd.	632,611	417,866
China Gold International Resources Corp. Ltd.	79,700	1,244,987
China Greatwall Technology Group Co. Ltd. Class A (a)	33,600	94,296
China Hongqiao Group Ltd.	915,500	2,341,853
China International Capital Corp. Ltd. Class A	23,600	125,684
China International Capital Corp. Ltd. Class H (e)	526,800	1,410,703
China Jinmao Holdings Group Ltd.	843,394	132,284
China Jushi Co. Ltd. Class A	25,717	276,113
China Lesso Group Holdings Ltd.	209,000	94,878
China Life Insurance Co. Ltd. Class A	28,900	150,503
China Life Insurance Co. Ltd. Class H	2,096,000	7,125,606
China Literature Ltd. (a) (e)	86,400	208,452
China Longyuan Power Group Corp. Ltd. Class H	756,000	482,017
China Medical System Holdings Ltd. (b)	358,000	469,296
China Mengniu Dairy Co. Ltd.	863,000	1,770,668
China Merchants Bank Co. Ltd. Class A	344,700	1,802,718
China Merchants Bank Co. Ltd. Class H	1,099,500	6,298,039
China Merchants Energy Shipping Co. Ltd. Class A	83,300	215,613
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	279,600	377,303
China Merchants Port Holdings Co. Ltd.	391,740	616,430
China Merchants Securities Co. Ltd. Class A	119,000	369,903
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	78,528
China Minsheng Banking Corp. Ltd. Class A	896,900	425,459
China Minsheng Banking Corp. Ltd. Class H	1,745,600	698,948
China Modern Dairy Holdings Ltd. (a) (b)	574,000	71,731
China National Building Material Co. Ltd. Class H	1,502,954	1,023,428
China National Chemical Engineering Co. Ltd. Class A	71,900	77,853
China National Nuclear Power Co. Ltd. Class A	302,600	402,545
China National Software & Service Co. Ltd. Class A (a)	26,370	109,240
Security Description	Shares	Value
China Nonferrous Mining Corp. Ltd.	285,000	$408,854
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	101,800	720,608
China Oilfield Services Ltd. Class H	424,000	337,922
China Overseas Grand Oceans Group Ltd.	216,135	61,461
China Overseas Land & Investment Ltd.	1,039,000	1,597,840
China Overseas Property Holdings Ltd.	280,000	115,327
China Pacific Insurance Group Co. Ltd. Class A	293,500	1,233,150
China Pacific Insurance Group Co. Ltd. Class H	748,200	2,564,587
China Petroleum & Chemical Corp. Class A	714,000	469,128
China Petroleum & Chemical Corp. Class H	6,478,000	3,304,238
China Power International Development Ltd. (b)	1,100,000	384,338
China Railway Group Ltd. Class A	272,800	167,586
China Railway Group Ltd. Class H	1,020,000	430,525
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	64,200	524,817
China Resources Beer Holdings Co. Ltd.	470,221	1,275,980
China Resources Building Materials Technology Holdings Ltd. (b)	430,000	56,478
China Resources Gas Group Ltd.	233,900	437,255
China Resources Land Ltd.	867,333	3,318,009
China Resources Microelectronics Ltd. Class A	31,302	449,839
China Resources Mixc Lifestyle Services Ltd. (e)	178,800	836,310
China Resources Pharmaceutical Group Ltd. (e)	768,000	415,238
China Resources Power Holdings Co. Ltd. (b)	544,055	1,173,853
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	29,237	96,868
China Risun Group Ltd.	122,000	29,870
China Ruyi Holdings Ltd. (a) (b)	2,243,200	426,211
China Shenhua Energy Co. Ltd. Class A	135,200	777,579
China Shenhua Energy Co. Ltd. Class H	915,000	4,681,148
China Southern Airlines Co. Ltd. Class A (a)	172,600	131,713
See accompanying notes to financial statements.
118

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China State Construction Engineering Corp. Ltd. Class A	539,600	$345,001
China Taiping Insurance Holdings Co. Ltd.	397,800	914,092
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	216,708
China Tobacco International HK Co. Ltd.	93,000	227,696
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	192,274
China Tower Corp. Ltd. Class H (e)	1,181,100	1,326,884
China Traditional Chinese Medicine Holdings Co. Ltd.	1,126,000	193,840
China Travel International Investment Hong Kong Ltd. (b)	266,000	34,937
China Tungsten & Hightech Materials Co. Ltd. Class A (a)	26,800	377,916
China United Network Communications Ltd. Class A	421,500	248,379
China Vanke Co. Ltd. Class A (a)	111,100	48,447
China Water Affairs Group Ltd. (b)	126,000	70,374
China XD Electric Co. Ltd. Class A	175,800	386,408
China XLX Fertiliser Ltd. (a)	86,000	100,124
China Yangtze Power Co. Ltd. Class A	500,600	1,952,104
China Zheshang Bank Co. Ltd. Class A	206,180	79,884
Chinasoft International Ltd. (b)	636,000	235,194
Chongqing Changan Automobile Co. Ltd. Class A	119,280	125,993
Chongqing Rural Commercial Bank Co. Ltd. Class A	188,800	169,942
Chongqing Rural Commercial Bank Co. Ltd. Class H	641,000	472,450
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	30,900	53,215
Chow Tai Fook Jewellery Group Ltd. (b)	796,400	1,106,950
CIMC Enric Holdings Ltd.	78,000	71,415
CITIC Ltd.	1,085,000	1,467,964
CITIC Securities Co. Ltd. Class A	150,285	636,077
CITIC Securities Co. Ltd. Class H	443,275	1,540,882
CITIC Telecom International Holdings Ltd.	395,000	124,413
CMOC Group Ltd. Class A	183,600	474,688
CMOC Group Ltd. Class H	1,344,000	2,601,605
CNGR Advanced Material Co. Ltd. Class A	4,480	28,874
CNPC Capital Co. Ltd. Class A	102,900	99,899
COFCO Joycome Foods Ltd. (a) (b)	478,000	59,125
Security Description	Shares	Value
Consun Pharmaceutical Group Ltd.	144,000	$231,001
Contemporary Amperex Technology Co. Ltd. Class A	71,220	4,123,479
Contemporary Amperex Technology Co. Ltd. Class H	47,200	4,225,222
COSCO Shipping Energy Transportation Co. Ltd. Class A	36,400	96,202
COSCO Shipping Holdings Co. Ltd. Class A	301,500	588,964
COSCO Shipping Holdings Co. Ltd. Class H	691,900	1,147,866
COSCO Shipping Ports Ltd.	368,478	210,504
Country Garden Services Holdings Co. Ltd.	863,000	534,832
CRRC Corp. Ltd. Class A	331,200	253,718
CRRC Corp. Ltd. Class H	1,279,000	732,297
CSC Financial Co. Ltd. Class A	53,200	227,832
CSG Holding Co. Ltd. Class B	137,900	29,894
CSPC Innovation Pharmaceutical Co. Ltd. Class A (a)	11,640	46,694
CSPC Pharmaceutical Group Ltd.	2,493,280	2,216,023
CStone Pharmaceuticals (a) (e)	228,500	137,239
Dalipal Holdings Ltd. (a) (b)	144,000	57,842
Daqin Railway Co. Ltd. Class A	189,500	128,697
Daqo New Energy Corp. ADR (a)	12,000	160,680
Deep Source Holdings Ltd. (a) (b)	750,000	48,776
Dongfang Electric Corp. Ltd. Class A	54,100	229,295
Dongyue Group Ltd.	444,000	1,080,269
DPC Dash Ltd. (a) (b)	15,600	58,604
Duality Biotherapeutics, Inc. (a)	4,100	94,735
East Buy Holding Ltd. (a) (e)	116,000	334,004
East Money Information Co. Ltd. Class A	268,840	807,154
Eastroc Beverage Group Co. Ltd. Class A	12,441	226,222
Ecovacs Robotics Co. Ltd. Class A (a)	3,400	25,420
Empyrean Technology Co. Ltd. Class A	4,200	73,890
ENN Energy Holdings Ltd.	216,700	1,118,034
ENN Natural Gas Co. Ltd. Class A	24,700	57,493
Eoptolink Technology, Inc. Ltd. Class A	24,724	2,210,882
Eve Energy Co. Ltd. Class A	21,906	209,863
Everbright Securities Co. Ltd. Class A	35,500	75,466
Everest Medicines Ltd. (a) (b) (e)	73,000	228,065
Far East Horizon Ltd.	401,000	273,570
FIH Mobile Ltd.	29,700	71,011
FinVolution Group ADR (b)	27,500	131,725
First Tractor Co. Ltd. Class H (b)	108,000	92,134
See accompanying notes to financial statements.
119

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Focus Media Information Technology Co. Ltd. Class A	239,900	$171,054
Foshan Haitian Flavouring & Food Co. Ltd. Class A	104,609	511,025
Founder Securities Co. Ltd. Class A	100,200	106,282
Foxconn Industrial Internet Co. Ltd. Class A	235,100	2,498,890
Fu Shou Yuan International Group Ltd. (b)	276,000	92,914
Fufeng Group Ltd.	357,000	215,328
Full Truck Alliance Co. Ltd. ADR	198,500	1,611,820
Fuyao Glass Industry Group Co. Ltd. Class A	35,300	262,306
Fuyao Glass Industry Group Co. Ltd. Class H (e)	161,600	1,055,071
Ganfeng Lithium Group Co. Ltd. Class A	22,280	214,660
Ganfeng Lithium Group Co. Ltd. Class H (e)	125,000	801,767
GCL Technology Holdings Ltd. (a) (b)	7,080,000	622,949
GD Power Development Co. Ltd. Class A	239,700	164,909
GDS Holdings Ltd. Class A (a) (b)	287,100	1,033,876
Geely Automobile Holdings Ltd.	1,776,000	3,818,308
GEM Co. Ltd. Class A	32,900	32,037
Genertec Universal Medical Group Co. Ltd. (e)	93,000	52,655
Genscript Biotech Corp. (a)	354,000	552,078
GF Securities Co. Ltd. Class A	104,500	360,239
GF Securities Co. Ltd. Class H	294,000	636,958
Giant Biogene Holding Co. Ltd. (b) (e)	94,200	318,322
GigaDevice Semiconductor, Inc. Class A	6,928	831,809
GoerTek, Inc. Class A	48,100	159,648
Goldwind Science & Technology Co. Ltd. Class A	22,900	80,629
Gotion High-tech Co. Ltd. Class A	8,500	34,448
Great Wall Motor Co. Ltd. Class H	828,000	930,201
Greater Bay Area AI Computing Tech Co. Ltd. (a) (b)	122,000	216,400
Gree Electric Appliances, Inc. of Zhuhai Class A	47,700	263,516
Greentown China Holdings Ltd. (a) (b)	261,000	224,987
Greentown Service Group Co. Ltd.	280,000	139,963
Guangdong Haid Group Co. Ltd. Class A	22,500	147,868
Guangdong Investment Ltd.	908,000	898,500
Guangzhou Automobile Group Co. Ltd. Class A (a)	198,200	148,329
Security Description	Shares	Value
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	$203,508
Guosen Securities Co. Ltd. Class A	90,800	133,632
Guotai Haitong Securities Co. Ltd.	284,970	764,062
Guotai Haitong Securities Co. Ltd. Class H (e)	577,880	1,094,295
H World Group Ltd. ADR (b)	56,000	2,336,320
Haichang Ocean Park Holdings Ltd. (a) (b) (e)	486,000	20,451
Haidilao International Holding Ltd. (b) (e)	466,000	631,075
Haier Smart Home Co. Ltd. Class A	74,500	224,005
Haier Smart Home Co. Ltd. Class H	670,600	1,708,557
Hainan Airlines Holding Co. Ltd. Class A (a)	509,600	101,349
Hainan Airport Infrastructure Co. Ltd. Class A	139,100	56,148
Haitian International Holdings Ltd.	158,000	377,771
Hangzhou Chang Chuan Technology Co. Ltd. Class A	9,300	467,768
Hangzhou First Applied Material Co. Ltd. Class A	30,951	76,557
Hangzhou SF Intra-City Industrial Co. Ltd. Class H (a) (b) (e)	66,800	62,183
Hangzhou Silan Microelectronics Co. Ltd. Class A	35,900	289,083
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	7,900	55,863
Hansoh Pharmaceutical Group Co. Ltd. (e)	422,000	1,593,925
Harbin Electric Co. Ltd. Class H	248,000	484,486
HBM Holdings Ltd. (a) (b) (e)	148,000	197,030
Health & Happiness H&H International Holdings Ltd.	69,000	89,571
Hello Group, Inc. ADR	33,300	193,140
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	24,800	77,454
Henan Shuanghui Investment & Development Co. Ltd. Class A	102,100	336,924
Hengan International Group Co. Ltd.	154,000	426,924
Hengli Petrochemical Co. Ltd. Class A	99,100	258,553
Hengtong Optic-electric Co. Ltd. Class A	52,500	845,661
Hesai Group (a) (b)	31,900	527,189
Hgtech Co. Ltd. Class A	12,700	345,396
Hithink RoyalFlush Information Network Co. Ltd. Class A	9,940	352,908
Hopson Development Holdings Ltd. (a)	253,204	85,240
Horizon Robotics (a) (b)	1,445,400	752,001
See accompanying notes to financial statements.
120

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hoshine Silicon Industry Co. Ltd. Class A	3,500	$24,884
Hua Hong Grace Semiconductor Ltd. Class H (a) (e)	208,000	5,707,895
Huadian Power International Corp. Ltd. Class A	84,700	55,527
Huadong Medicine Co. Ltd. Class A	20,060	83,101
Huafon Chemical Co. Ltd. Class A	33,800	47,254
Huaneng Power International, Inc. Class A	155,200	173,537
Huaneng Power International, Inc. Class H (b)	1,170,000	817,592
Huangshan Tourism Development Co. Ltd. Class B	20,400	13,892
Huaqin Co. Ltd. Class A	47,460	519,277
Huatai Securities Co. Ltd. Class A	90,300	274,306
Huatai Securities Co. Ltd. Class H (e)	360,000	766,636
Huaxia Bank Co. Ltd. Class A	152,200	143,276
Huayu Automotive Systems Co. Ltd. Class A	62,800	143,585
Huizhou Desay Sv Automotive Co. Ltd. Class A	6,800	81,644
Hunan Valin Steel Co. Ltd. Class A	44,000	22,493
Hundsun Technologies, Inc. Class A	19,510	60,904
HUTCHMED China Ltd. (a) (b)	155,000	331,661
Hwatsing Technology Co. Ltd. Class A	6,510	308,985
Hygeia Healthcare Holdings Co. Ltd. Class C (a) (b) (e)	73,600	86,063
Hygon Information Technology Co. Ltd. Class A	39,948	2,179,249
IEIT Systems Co. Ltd. Class A	59,800	616,676
Iflytek Co. Ltd. Class A	35,600	214,187
Imeik Technology Development Co. Ltd. Class A	2,660	34,171
Industrial & Commercial Bank of China Ltd. Class A	997,400	1,038,836
Industrial & Commercial Bank of China Ltd. Class H	18,475,000	15,148,367
Industrial Bank Co. Ltd. Class A	381,600	930,951
Industrial Securities Co. Ltd. Class A	42,900	38,173
Ingenic Semiconductor Co. Ltd. Class A	8,200	300,675
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	892,200	293,106
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	70,600	240,464
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (a)	219,500	144,221
Security Description	Shares	Value
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	90,600	$319,796
Inner Mongolia Yitai Coal Co. Ltd. Class B	347,300	916,525
InnoCare Pharma Ltd. Class H (a) (e)	228,000	344,818
Innovent Biologics, Inc. (a) (e)	423,500	4,298,697
iQIYI, Inc. ADR (a) (b)	125,100	130,104
Isoftstone Information Technology Group Co. Ltd. Class A	8,500	53,156
J&T Global Express Ltd. (a) (b)	1,008,400	1,075,003
JA Solar Technology Co. Ltd. Class A (a)	34,160	40,763
JCET Group Co. Ltd. Class A	57,900	883,256
JD Health International, Inc. (a) (e)	315,350	1,320,585
JD Logistics, Inc. (a) (e)	525,400	787,224
JD.com, Inc. Class A	673,304	8,521,423
JF SmartInvest Holdings Ltd. (b)	39,500	154,131
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	75,300	127,016
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	213,409
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	134,024	1,027,491
Jiangsu Yanghe Distillery Co. Ltd. Class A	18,200	102,288
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	222,589
Jiangxi Copper Co. Ltd. Class A	32,700	208,590
Jiangxi Copper Co. Ltd. Class H	291,000	1,147,368
Jinan Acetate Chemical Co. Ltd. (b)	150,810	224,394
Jinchuan Group International Resources Co. Ltd. (a) (b) (c)	832,000	33,950
Jinko Solar Co. Ltd. Class A (a)	79,291	55,485
JinkoSolar Holding Co. Ltd. ADR (b)	8,700	146,160
Jinxin Fertility Group Ltd. (b) (e)	455,500	114,426
JNBY Design Ltd.	41,500	91,128
JOYY, Inc. ADR	7,400	488,326
Kanzhun Ltd. ADR	101,600	1,307,592
KE Holdings, Inc. ADR (b)	100,000	1,453,000
KE Holdings, Inc. Class A	257,800	1,234,750
Keymed Biosciences, Inc. (a) (e)	72,500	654,086
Kinetic Development Group Ltd.	998,000	195,984
Kingboard Holdings Ltd.	162,000	2,435,562
Kingdee International Software Group Co. Ltd. (a)	960,000	724,708
Kingsoft Cloud Holdings Ltd. (a) (b)	740,000	437,845
Kingsoft Corp. Ltd.	266,400	753,470
KLN Logistics Group Ltd.	101,500	71,057
Kuaishou Technology (e)	756,300	4,011,971
Kuang-Chi Technologies Co. Ltd. Class A	76,900	343,490
Kunlun Energy Co. Ltd.	1,042,000	854,376
See accompanying notes to financial statements.
121

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Kunlun Tech Co. Ltd. Class A (a)	14,200	$84,430
Kweichow Moutai Co. Ltd. Class A	21,000	3,667,544
Lao Feng Xiang Co. Ltd. Class B	97,300	290,927
Laopu Gold Co. Ltd. Class H (b)	7,600	335,708
LB Group Co. Ltd. Class A	11,000	26,706
Lee & Man Paper Manufacturing Ltd.	156,000	57,092
Legend Holdings Corp. Class H (e)	129,200	232,137
Lenovo Group Ltd.	2,146,000	6,299,491
Lens Technology Co. Ltd. Class A	158,300	1,251,382
Lepu Biopharma Co. Ltd. Class H (a) (b) (e)	299,000	148,317
Li Auto, Inc. Class A (a) (b)	382,000	2,244,638
Li Ning Co. Ltd.	657,500	1,234,167
Lifetech Scientific Corp. (a) (b)	1,054,000	185,477
Lingbao Gold Group Co. Ltd. Class H (b)	172,300	270,027
Lingyi iTech Guangdong Co. Class A	50,400	128,747
Longfor Group Holdings Ltd. (b) (e)	567,687	432,893
LONGi Green Energy Technology Co. Ltd. Class A (a)	86,492	167,174
Lonking Holdings Ltd.	174,000	57,689
Loongson Technology Corp. Ltd. Class A (a)	8,995	204,958
Lufax Holding Ltd. ADR (a)	72,850	96,162
Luxshare Precision Industry Co. Ltd. Class A	142,268	1,475,496
Luye Pharma Group Ltd. (a) (b) (e)	416,000	95,485
Luzhou Laojiao Co. Ltd. Class A	18,500	211,273
Mango Excellent Media Co. Ltd. Class A	9,700	20,906
Maoyan Entertainment (e)	41,600	23,659
Marketingforce Management Ltd. (a) (b)	30,900	120,258
Maxscend Microelectronics Co. Ltd. Class A (a)	4,000	64,573
Medlive Technology Co. Ltd. (b) (e)	94,000	81,629
Meitu, Inc. (e)	1,011,500	483,690
Meituan Class B (a) (e)	1,429,210	12,484,093
Metallurgical Corp. of China Ltd. Class A	364,100	130,879
MicroPort NeuroScientific Corp. (b)	71,000	101,402
Microport Scientific Corp. (a)	220,108	173,177
Midea Group Co. Ltd. Class A	94,500	1,051,500
Midea Group Co. Ltd. Class H (b)	115,600	1,217,610
Ming Yuan Cloud Group Holdings Ltd.	94,000	14,504
MINISO Group Holding Ltd.	146,600	440,807
Minth Group Ltd. (a)	278,600	938,608
Security Description	Shares	Value
MMG Ltd. (a) (b)	1,282,400	$1,134,889
Mobvista, Inc. (a) (e)	168,000	217,015
Montage Technology Co. Ltd. Class A	19,004	867,610
Muyuan Foods Group Co. Ltd. Class A	92,323	475,896
NARI Technology Co. Ltd. Class A	168,028	565,622
National Silicon Industry Group Co. Ltd. Class A (a)	75,121	441,452
NAURA Technology Group Co. Ltd. Class A	13,230	1,724,032
NetDragon Websoft Holdings Ltd.	53,500	48,642
NetEase Cloud Music, Inc. (a) (e)	25,650	336,568
NetEase, Inc.	490,500	12,659,598
New China Life Insurance Co. Ltd. Class A	25,600	224,999
New China Life Insurance Co. Ltd. Class H	266,600	1,564,506
New Hope Liuhe Co. Ltd. Class A	192,400	177,718
New Oriental Education & Technology Group, Inc.	395,500	1,809,545
Newborn Town, Inc. (a) (b)	264,000	254,168
Nexteer Automotive Group Ltd.	160,000	77,735
Nine Dragons Paper Holdings Ltd. (a)	242,000	210,769
Ningbo Deye Technology Corp. Class A	14,817	231,772
Ningbo Orient Wires & Cables Co. Ltd. Class A	12,720	77,785
Ningbo Tuopu Group Co. Ltd. Class A	23,925	198,858
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	320,464
NIO, Inc. Class A (a)	536,520	2,650,427
Noah Holdings Ltd. ADR	9,000	89,910
Nongfu Spring Co. Ltd. Class H (e)	547,600	2,766,612
OmniVision Integrated Circuits Group, Inc.	10,935	152,797
Onewo, Inc. Class H (b)	61,400	118,070
Orient Securities Co. Ltd. Class A	104,928	145,922
OSL Group Ltd. (a) (b)	187,500	275,677
PDD Holdings, Inc. ADR (a)	176,100	13,432,908
People's Insurance Co. Group of China Ltd. Class A	77,000	76,682
People's Insurance Co. Group of China Ltd. Class H	2,946,000	1,761,879
PetroChina Co. Ltd. Class A	298,300	381,444
PetroChina Co. Ltd. Class H	5,944,000	6,427,544
Phancy Group Co. Ltd. Class H (a) (b)	87,900	267,666
Pharmaron Beijing Co. Ltd. Class A	54,800	233,554
See accompanying notes to financial statements.
122

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PICC Property & Casualty Co. Ltd. Class H	1,957,700	$3,574,864
Ping An Bank Co. Ltd. Class A	278,300	412,038
Ping An Healthcare & Technology Co. Ltd. (a) (b) (e)	345,400	307,431
Ping An Insurance Group Co. of China Ltd. Class A	241,090	1,695,586
Ping An Insurance Group Co. of China Ltd. Class H (b)	1,826,500	11,890,108
Piotech, Inc. Class A	4,559	558,793
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	92,764
Poly Property Group Co. Ltd.	196,120	39,264
Poly Property Services Co. Ltd. Class H	13,800	45,331
Pony AI, Inc. Class A (a)	58,700	408,697
Pop Mart International Group Ltd. (b) (e)	151,400	2,986,665
Postal Savings Bank of China Co. Ltd. Class A	334,800	243,159
Postal Savings Bank of China Co. Ltd. Class H (e)	2,866,000	1,670,178
Power Construction Corp. of China Ltd. Class A	262,500	181,755
Precision Tsugami China Corp. Ltd.	34,000	304,576
Prosus NV	368,805	16,018,665
Q Technology Group Co. Ltd.	151,000	132,090
Qfin Holdings, Inc. ADR	27,800	439,518
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	92,800	412,733
Range Intelligent Computing Technology Group Co. Ltd. Class A	24,800	303,497
Remegen Co. Ltd. Class H (a) (e)	60,000	568,474
REPT BATTERO Energy Co. Ltd. Class H (a)	72,800	125,324
RLX Technology, Inc. ADR	76,400	145,160
RoboSense Technology Co. Ltd. (a) (b)	62,000	175,673
RoboTechnik Intelligent Technology Co. Ltd. Class A	3,100	282,690
Rockchip Electronics Co. Ltd. Class A	5,500	152,619
Rongsheng Petrochemical Co. Ltd. Class A	157,550	249,508
SAIC Motor Corp. Ltd. Class A	168,400	242,131
Sailun Group Co. Ltd. Class A	11,700	19,873
Sanan Optoelectronics Co. Ltd. Class A	59,300	185,378
Sany Heavy Equipment International Holdings Co. Ltd.	249,000	210,833
Sany Heavy Industry Co. Ltd. Class A	99,800	254,058
Sasseur Real Estate Investment Trust	189,800	99,783
Security Description	Shares	Value
Satellite Chemical Co. Ltd. Class A	24,680	$85,406
SDIC Capital Co. Ltd. Class A	78,900	76,134
SDIC Power Holdings Co. Ltd. Class A	88,700	173,924
Seazen Group Ltd. (a) (b)	491,333	83,329
SenseTime Group, Inc. Class B (a) (b) (e)	7,633,000	1,304,279
Seres Group Co. Ltd. Class A	40,000	360,931
SF Holding Co. Ltd. Class A	68,300	314,534
SG Micro Corp. Class A	8,196	173,241
Shaanxi Coal Industry Co. Ltd. Class A	123,100	369,046
Shandong BoAn Biotechnology Co. Ltd. Class H (a) (b)	95,400	56,933
Shandong Gold Mining Co. Ltd. Class A	88,500	301,041
Shandong Gold Mining Co. Ltd. Class H (e)	235,500	501,508
Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	152,975	1,050,182
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	48,101
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	48,317
Shandong Sun Paper Industry JSC Ltd. Class A	117,800	216,753
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	220,710
Shanghai Baosight Software Co. Ltd. Class A	52,080	127,591
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	5,308	83,436
Shanghai Chicmax Cosmetic Co. Ltd. Class H (b)	10,200	35,457
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	67,519
Shanghai Conant Optical Co. Ltd. Class H (b)	82,500	330,545
Shanghai Electric Group Co. Ltd. Class A (a)	276,000	284,620
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	74,150
Shanghai Industrial Holdings Ltd. (b)	202,000	316,315
Shanghai International Airport Co. Ltd. Class A	18,700	63,637
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	64,597
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	91,760
Shanghai MicroPort MedBot Group Co. Ltd. Class H (a)	117,500	343,718
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	58,079
See accompanying notes to financial statements.
123

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Shanghai Pudong Development Bank Co. Ltd. Class A	432,700	$548,843
Shanghai Putailai New Energy Technology Group Co. Ltd.	29,232	124,585
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	291,166
Shanghai Rural Commercial Bank Co. Ltd. Class A	234,900	259,193
Shanghai United Imaging Healthcare Co. Ltd. Class A	10,313	153,799
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	45,900	251,882
Shanjin International Gold Co. Ltd. Class A	109,000	272,982
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	110,634
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	144,735
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	16,860	271,653
Sharetronic Data Technology Co. Ltd. Class A	7,600	380,560
Shengyi Technology Co. Ltd. Class A	55,900	1,427,970
Shennan Circuits Co. Ltd. Class A	12,428	838,359
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	145,586
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	300,478
Shenzhen International Holdings Ltd. (b)	291,916	198,034
Shenzhen Investment Ltd. (a) (b)	724,301	56,340
Shenzhen Longsys Electronics Co. Ltd. Class A	5,300	549,520
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	318,164
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	53,212
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	33,826
Shenzhen Techwinsemi Technology Co. Ltd. Class A	3,400	472,283
Shenzhen Transsion Holdings Co. Ltd. Class A	13,645	118,499
Shenzhou International Group Holdings Ltd.	228,500	1,146,863
Shoucheng Holdings Ltd. (b)	712,000	138,913
Shougang Fushan Resources Group Ltd.	1,244,133	342,682
Shui On Land Ltd. (a)	328,000	19,240
Sichuan Changhong Electric Co. Ltd. Class A	217,000	223,138
Security Description	Shares	Value
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	$160,112
Sichuan Expressway Co. Ltd. Class H (b)	20,000	10,967
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a) (b)	12,300	684,165
Sichuan Road & Bridge Group Co. Ltd. Class A	55,160	63,546
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	49,004
Silergy Corp.	89,000	1,670,679
Silvercorp Metals, Inc. (b)	52,400	530,371
Simcere Pharmaceutical Group Ltd. (e)	178,000	223,577
Sino Biopharmaceutical Ltd.	2,997,000	1,685,372
Sinoma Science & Technology Co. Ltd. Class A	26,000	344,726
Sinopec Engineering Group Co. Ltd. Class H	563,000	353,937
Sinopec Kantons Holdings Ltd.	120,000	53,710
Sinopharm Group Co. Ltd. Class H	404,000	819,638
Sinotruk Hong Kong Ltd.	174,000	855,128
SITC International Holdings Co. Ltd.	387,000	1,548,582
Smoore International Holdings Ltd. (b) (e)	613,000	548,742
Spring Airlines Co. Ltd. Class A	11,800	79,235
Sun Art Retail Group Ltd. (b)	1,572,000	186,426
Sunac China Holdings Ltd. (a) (b)	3,182,000	251,572
Sungrow Power Supply Co. Ltd. Class A	38,580	903,800
Sunny Optical Technology Group Co. Ltd.	196,600	1,529,268
Sunshine Lake Pharma Co. Ltd. Class H (a) (b)	10,227	52,165
Sunwoda Electronic Co. Ltd. Class A	18,900	52,874
SUPCON Technology Co. Ltd. Class A	22,030	381,338
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	47,500	1,835,832
Suzhou TFC Optical Communication Co. Ltd. Class A	15,640	697,395
SY Holdings Group Ltd. (b)	92,500	89,881
TAL Education Group ADR (a)	108,900	1,042,173
TBEA Co. Ltd. Class A	146,900	486,925
TCL Electronics Holdings Ltd.	337,000	553,928
TCL Technology Group Corp. Class A	153,890	131,945
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	81,375	144,097
Tencent Holdings Ltd.	1,762,600	96,602,990
See accompanying notes to financial statements.
124

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tencent Music Entertainment Group ADR	160,500	$1,340,175
Tiangong International Co. Ltd.	1,110,000	502,483
Tianli International Holdings Ltd.	430,000	60,864
Tianneng Power International Ltd.	606,000	364,741
Tianqi Lithium Corp. Class A (a)	15,200	137,311
Tianshui Huatian Technology Co. Ltd. Class A	237,400	780,258
Tingyi Cayman Islands Holding Corp. (b)	480,000	598,619
Tong Ren Tang Technologies Co. Ltd. Class H (b)	51,000	20,811
Tongcheng Travel Holdings Ltd.	440,000	672,732
TongFu Microelectronics Co. Ltd. Class A	89,900	1,004,819
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	325,027
Tongwei Co. Ltd. Class A (a)	46,800	83,493
Topsports International Holdings Ltd. (e)	463,000	102,731
Towngas Smart Energy Co. Ltd. (b)	104,722	39,394
TravelSky Technology Ltd. Class H (a)	209,000	215,342
Trina Solar Co. Ltd. Class A (a)	19,751	41,085
Trip.com Group Ltd. (a)	174,850	6,947,579
Tsingtao Brewery Co. Ltd. Class A (a)	9,200	70,789
Tsingtao Brewery Co. Ltd. Class H	182,000	998,882
Tuhu Car, Inc. (a) (b) (e)	70,000	113,363
Tuya, Inc. ADR (b)	50,200	88,352
UBTech Robotics Corp. Ltd. Class H (a) (b)	58,100	761,622
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	150,606
Unisplendour Corp. Ltd. Class A	53,180	226,101
Up Fintech Holding Ltd. ADR (a) (b)	31,200	137,280
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	9,723	531,614
Victory Giant Technology Huizhou Co. Ltd. Class A	23,300	1,189,131
Vipshop Holdings Ltd. ADR	86,000	1,140,360
Vnet Group, Inc. ADR (a) (b)	40,700	327,228
VOYAH Automobile Technology Co. Ltd. Class H (a)	224,524	83,029
VSTECS Holdings Ltd.	136,000	153,133
Wanhua Chemical Group Co. Ltd. Class A	41,400	417,232
Want Want China Holdings Ltd.	1,765,000	762,983
Weibo Corp. ADR (b)	20,110	145,999
Weichai Power Co. Ltd. Class A	79,100	317,542
Weichai Power Co. Ltd. Class H	575,000	2,500,303
Weimob, Inc. (a) (b) (e)	1,059,000	152,597
WellCell Holdings Co. Ltd. (a) (b)	400,000	19,893
Security Description	Shares	Value
Wens Foodstuff Group Co. Ltd. Class A	85,960	$156,015
WeRide, Inc. Class A (a) (b)	95,200	175,661
West China Cement Ltd. (b)	262,000	46,105
Western Superconducting Technologies Co. Ltd. Class A	35,591	329,327
Wilmar International Ltd.	545,900	1,523,599
Wuhan Guide Infrared Co. Ltd. Class A (a)	60,642	118,461
Wuliangye Yibin Co. Ltd. Class A	68,000	741,308
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	307,041
WuXi AppTec Co. Ltd. Class A	50,900	933,642
WuXi AppTec Co. Ltd. Class H (e)	104,603	2,050,163
Wuxi Biologics Cayman, Inc. (a) (e)	939,000	4,142,973
WuXi XDC Cayman, Inc. (a) (b)	99,500	723,851
XCMG Construction Machinery Co. Ltd. Class A	112,400	133,959
XD, Inc. (a) (b)	99,000	561,779
Xiamen Tungsten Co. Ltd. Class A	89,400	1,122,110
Xiaomi Corp. Class B (a) (b) (e)	4,865,800	13,427,090
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	71,537
Xinjiang Daqo New Energy Co. Ltd. Class A (a)	21,185	54,398
Xinte Energy Co. Ltd. Class H (a)	84,800	42,281
Xinyi Energy Holdings Ltd. (b)	141,148	16,019
Xinyi Glass Holdings Ltd. (b)	377,528	410,647
Xinyi Solar Holdings Ltd. (b)	1,082,138	284,263
XPeng, Inc. Class A (a)	341,200	2,203,732
XtalPi Holdings Ltd. (a) (b)	416,000	405,812
Xtep International Holdings Ltd. (b)	299,195	143,454
Yadea Group Holdings Ltd. (e)	363,870	413,423
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (e)	110,000	3,582,482
Yangzijiang Shipbuilding Holdings Ltd.	734,000	1,940,763
Yankuang Energy Group Co. Ltd. Class A	126,815	331,983
Yankuang Energy Group Co. Ltd. Class H	835,800	1,177,701
Yanlord Land Group Ltd. (b)	128,800	62,237
Yantai Changyu Pioneer Wine Co. Ltd. Class B	36,300	38,651
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	56,500	1,269,336
Yealink Network Technology Corp. Ltd. Class A	42,460	211,549
Yidu Tech, Inc. (a) (b) (e)	367,000	217,147
Yihai International Holding Ltd.	111,000	180,186
Yixin Group Ltd. (e)	1,099,500	175,257
See accompanying notes to financial statements.
125

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Yonghui Superstores Co. Ltd. Class A (a)	402,800	$168,526
Yonyou Network Technology Co. Ltd. Class A (a)	51,830	70,094
YTO Express Group Co. Ltd. Class A	44,600	103,484
Yuanjie Semiconductor Technology Co. Ltd. Class A	1,943	539,849
Yuexiu Property Co. Ltd. (b)	397,540	169,316
Yuexiu Transport Infrastructure Ltd.	208,000	95,750
Yum China Holdings, Inc.	103,500	4,218,106
Yunnan Aluminium Co. Ltd. Class A	41,400	135,032
Yunnan Baiyao Group Co. Ltd. Class A	12,880	89,883
Yunnan Yuntianhua Co. Ltd. Class A	19,100	85,539
Yutong Bus Co. Ltd. Class A	34,500	136,262
Zai Lab Ltd. (a) (b)	264,400	487,529
Zangge Mining Co. Ltd. Class A	101,600	1,037,553
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,300	117,523
Zhaojin Mining Industry Co. Ltd. Class H	450,500	941,552
Zhejiang Century Huatong Group Co. Ltd. Class A	127,200	264,219
Zhejiang China Commodities City Group Co. Ltd. Class A	66,500	99,534
Zhejiang Chint Electrics Co. Ltd. Class A	34,700	128,157
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	120,493
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	134,300
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	183,300
Zhejiang Juhua Co. Ltd. Class A	28,100	219,443
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b) (e)	161,900	711,843
Zhejiang NHU Co. Ltd. Class A	74,948	313,792
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	21,800	140,762
Zhejiang Weiming Environment Protection Co. Ltd. Class A	28,080	63,623
Zhejiang Zheneng Electric Power Co. Ltd. Class A	134,200	103,991
Zheshang Securities Co. Ltd. Class A	21,700	30,370
ZhongAn Online P&C Insurance Co. Ltd. Class H (a) (b) (e)	384,600	441,390
Zhongji Innolight Co. Ltd. Class A	19,500	3,648,350
Zhongjin Gold Corp. Ltd. Class A	58,800	156,355
Zhongsheng Group Holdings Ltd. (a)	193,000	119,363
Security Description	Shares	Value
Zhongtai Securities Co. Ltd. Class A (a)	72,500	$56,821
Zhongyu Energy Holdings Ltd. (a) (b)	146,000	47,847
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	21,120
Zhuzhou CRRC Times Electric Co. Ltd. Class H	121,800	622,198
Zijin Mining Group Co. Ltd. Class A	326,400	1,208,853
Zijin Mining Group Co. Ltd. Class H	1,688,000	5,897,846
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	89,743
ZTE Corp. Class A (a)	55,000	293,231
ZTE Corp. Class H (b)	220,000	640,751
ZTO Express Cayman, Inc.	133,300	2,916,875
Zylox-Tonbridge Medical Technology Co. Ltd. Class H (e)	37,000	85,587
		723,141,559
COLOMBIA — 0.0% *
Aris Mining Corp. (a)	40,600	605,244
Cementos Argos SA	186,255	596,360
Grupo Argos SA	2,964	15,215
Grupo Cibest SA	71,291	1,612,727
Interconexion Electrica SA ESP	116,011	992,551
Parex Resources, Inc.	29,800	449,284
		4,271,381
CONGO — 0.0% *
Helios Towers PLC (a)	217,082	576,820
Ivanhoe Mines Ltd. Class A (a) (b)	212,400	1,663,270
		2,240,090
CZECH REPUBLIC — 0.0% *
CEZ AS	37,903	2,217,840
Colt CZ Group SE	2,481	107,067
CSG NV (a) (b)	54,401	794,500
Komercni Banka AS	17,471	800,465
Moneta Money Bank AS (e)	76,336	669,644
Philip Morris CR AS	128	106,738
		4,696,254
DENMARK — 1.0%
AL Sydbank	16,821	1,481,936
ALK-Abello AS	34,157	1,275,794
Alm Brand AS	225,793	559,475
Ambu AS Class B	49,672	463,443
Bavarian Nordic AS (a)	23,814	665,466
Better Collective AS (a) (b)	8,665	104,752
Cadeler AS (a)	60,220	330,144
Carlsberg AS Class B	25,692	3,366,917
Cementir Holding NV (b)	10,780	179,325
Chemometec AS	4,698	260,265
Coloplast AS Class B	33,594	1,912,977
See accompanying notes to financial statements.
126

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
D/S Norden AS	2,710	$113,905
Danske Bank AS	175,199	9,384,321
Demant AS (a)	20,824	854,236
Dfds AS (a)	10,740	183,819
DSV AS	53,985	12,790,267
FLSmidth & Co. AS	11,518	842,093
Genmab AS (a)	17,087	4,691,215
GN Store Nord AS (a)	35,890	479,009
Gubra AS (a)	2,713	133,534
H Lundbeck AS	75,388	489,826
ISS AS	33,990	1,391,209
Jyske Bank AS	10,492	1,515,707
Matas AS	12,409	166,643
Netcompany Group AS (a) (e)	11,321	516,008
NKT AS (a)	14,467	2,159,650
Novo Nordisk AS Class B	892,922	42,966,238
Novonesis Novozymes B Class B	98,228	6,203,478
NTG Nordic Transport Group AS Class A (a)	2,507	73,776
Orsted AS (a) (e)	125,740	2,823,284
Pandora AS	22,131	2,540,766
Per Aarsleff Holding AS	4,610	519,665
Ringkjoebing Landbobank AS	7,114	1,686,556
Rockwool AS Class B	25,050	801,539
Royal Unibrew AS	13,372	882,331
Scandinavian Tobacco Group AS Class A (e)	12,600	128,158
Schouw & Co. AS	3,570	317,794
Tryg AS	81,315	1,851,912
Vestas Wind Systems AS	267,492	7,552,619
Zealand Pharma AS (a)	17,754	786,412
		115,446,464
EGYPT — 0.0% *
Commercial International Bank - Egypt (CIB)	543,692	1,409,244
Eastern Co. SAE	280,787	214,058
EFG Holding SAE	146,048	79,274
E-Finance for Digital & Financial Investments	126,688	52,256
Talaat Moustafa Group	131,579	252,753
Telecom Egypt Co.	60,241	113,036
		2,120,621
FAEROE ISLANDS — 0.0% *
Bakkafrost P	14,842	603,549
FINLAND — 0.7%
Bittium OYJ	7,315	262,606
Elisa OYJ	40,904	1,718,166
Finnair OYJ (b)	51,154	309,675
Fortum OYJ	127,026	2,946,693
Harvia OYJ (b)	3,684	175,216
Hiab OYJ (b)	10,055	637,447
Huhtamaki OYJ	25,806	775,365
Kalmar OYJ Class B	10,055	441,672
Kemira OYJ (b)	31,779	596,223
Security Description	Shares	Value
Kempower OYJ (a) (b)	5,722	$80,335
Kesko OYJ Class B (b)	75,064	1,678,652
Kone OYJ Class B	92,853	5,282,464
Konecranes OYJ	53,754	1,651,963
Lumo Kodit OYJ	37,077	314,535
Mandatum OYJ (b)	122,767	770,574
Metsa Board OYJ Class B (a) (b)	32,480	101,080
Metso OYJ	176,037	3,059,199
Neste OYJ	114,709	3,756,045
Nokia OYJ	1,478,883	19,537,276
Nokian Renkaat OYJ (b)	34,104	466,724
Nordea Bank Abp (b) (d)	610,323	11,581,327
Nordea Bank Abp (d)	233,946	4,440,010
Orion OYJ Class B	30,687	2,524,326
Outokumpu OYJ (b)	103,377	595,091
Puuilo OYJ	18,546	380,817
QT Group OYJ (a) (b)	5,211	137,981
Revenio Group OYJ (a)	6,933	96,703
Sampo OYJ Class A (d)	628,715	6,608,738
Sampo OYJ Class A (d)	25,996	271,729
Stora Enso OYJ Class R (b)	154,890	1,651,502
Tieto OYJ (b)	29,125	609,365
Tokmanni Group Corp. (b)	9,924	80,330
UPM-Kymmene OYJ	148,769	3,946,033
Valmet OYJ (b)	39,281	948,499
Wartsila OYJ Abp	137,193	5,235,745
YIT OYJ (a) (b)	22,823	68,626
		83,738,732
FRANCE — 4.5%
Abivax SA (a)	13,023	1,719,702
Accor SA	55,472	3,224,331
Aeroports de Paris SA	9,143	1,191,664
Air France-KLM (a)	33,471	523,115
Air Liquide SA	176,410	34,948,768
Airbus SE	164,007	36,478,043
Alstom SA (a)	97,976	1,704,323
Altarea SCA REIT	1,444	161,295
Alten SA	8,918	540,385
Amundi SA (e)	16,428	1,576,760
Antin Infrastructure Partners SA	8,410	84,998
ARGAN SA REIT	3,000	207,166
Arkema SA	15,391	970,449
Assystem SA	1,654	75,830
Aubay	3,025	189,871
AXA SA	462,300	23,176,814
Ayvens SA (e)	95,946	1,263,687
Beneteau SACA	8,515	62,889
BioMerieux	10,936	858,965
BNP Paribas SA	278,212	32,488,671
Bollore SE	195,636	907,208
Bouygues SA	53,649	2,993,854
Bureau Veritas SA	97,174	2,975,232
Canal & SA	199,610	647,494
Capgemini SE	42,057	4,229,449
Carmila SA REIT	16,368	311,393
See accompanying notes to financial statements.
127

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Carrefour SA	166,850	$3,099,844
Cie de Saint-Gobain SA	123,739	11,198,829
Cie des Alpes	5,732	144,502
Cie Generale des Etablissements Michelin SCA	178,733	6,896,659
Clariane SE (a)	28,166	132,351
Coface SA	42,445	730,822
Covivio SA REIT	14,878	911,737
Credit Agricole SA	289,322	5,820,107
Danone SA	179,178	14,696,242
Dassault Aviation SA	5,182	1,701,540
Dassault Systemes SE	188,656	3,842,525
Derichebourg SA	21,744	237,039
Edenred SE	67,625	1,739,603
Eiffage SA	18,508	2,731,782
Elior Group SA (e)	27,606	61,704
Elis SA	44,696	1,384,835
Emeis SA (a)	17,828	286,378
Engie SA	505,562	15,947,270
Equasens	1,458	57,509
Eramet SA (a)	1,844	94,745
EssilorLuxottica SA	83,355	15,633,929
Etablissements Maurel et Prom SA	19,383	172,631
Eurazeo SE	10,839	495,689
Eutelsat Communications SACA (a)	61,569	169,856
Exail Technologies SA (a)	3,409	468,091
Exosens SAS	7,063	461,090
FDJ UNITED	28,821	704,823
Fnac Darty SA	3,252	128,271
Forvia SE (a) (d)	36,003	359,511
Forvia SE (a) (d)	5,581	55,985
Gaztransport Et Technigaz SA	10,514	2,234,640
Gecina SA REIT	12,422	1,044,563
Getlink SE	85,626	1,820,870
GL Events SACA	2,490	95,511
Hermes International SCA	7,962	14,546,523
ICADE REIT	9,048	198,616
ID Logistics Group SACA (a)	864	337,831
Imerys SA	7,600	183,166
Interparfums SA	6,624	192,057
Ipsen SA	10,176	1,963,857
IPSOS SA	9,783	389,682
JCDecaux SE	17,112	376,414
Kaufman & Broad SA	3,405	93,625
Kering SA	20,971	5,929,301
Klepierre SA REIT	60,917	2,547,666
Legrand SA	72,777	12,289,519
LISI SA	7,449	559,530
L'Oreal SA	66,323	29,091,064
Louis Hachette Group	199,610	398,690
LVMH Moet Hennessy Louis Vuitton SE	68,879	38,122,568
Manitou BF SA	1,060	22,905
Medincell SA (a)	9,106	298,168
Security Description	Shares	Value
Mercialys SA REIT	24,762	$331,798
Mersen SA	8,155	388,422
Metropole Television SA	7,157	98,518
Nanobiotix SA (a)	8,595	315,436
Nexans SA	9,915	1,647,095
Nexity SA (a)	9,699	86,992
Opmobility	15,366	239,627
Orange SA	524,421	9,895,912
OVH Groupe SA (a)	8,395	138,019
Pernod Ricard SA	56,854	4,150,976
Peugeot Invest SA	1,756	113,231
Pierre Et Vacances SA (a)	37,390	77,801
Planisware SA	4,180	86,882
Publicis Groupe SA	64,478	6,373,633
Remy Cointreau SA	7,704	379,448
Renault SA	52,431	1,503,405
Rexel SA	63,527	2,775,209
Robertet SA	200	184,300
Rubis SCA	22,138	777,029
Safran SA	98,148	38,713,353
Sartorius Stedim Biotech	8,265	1,716,007
SCOR SE	45,725	1,659,285
SEB SA	8,807	463,982
Seche Environnement SACA	636	57,880
Societe BIC SA	6,132	399,611
Societe Generale SA	191,980	16,981,999
Sodexo SA	23,377	1,353,719
SOITEC (a)	7,067	947,749
Sopra Steria Group	4,064	648,633
SPIE SA	40,337	2,324,312
Technip Energies NV	36,094	1,366,739
Teleperformance SE	15,304	804,515
Television Francaise 1 SA	11,946	90,961
Thales SA	25,815	6,634,813
Tikehau Capital SCA	12,584	238,253
TotalEnergies SE	549,701	42,755,032
Trigano SA	2,295	368,654
Ubisoft Entertainment SA (a)	25,853	158,902
Unibail-Rodamco-Westfield REIT (a)	34,421	4,031,769
Valeo SE	58,068	850,777
Vallourec SACA (a)	43,266	1,013,559
Valneva SE (a)	38,135	98,317
Veolia Environnement SA	177,387	7,390,272
Vicat SACA	3,900	283,138
Vinci SA	136,889	20,001,365
Virbac SACA (a)	1,106	420,443
Viridien (a)	1,963	188,072
Vivendi SE	199,610	492,943
Voltalia SA (a)	17,228	144,574
Vusion	2,688	387,837
Wavestone	2,248	100,364
Wendel SE	6,922	650,920
Worldline SA (a) (e)	9,674	113,700
		540,031,203
See accompanying notes to financial statements.
128

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
GEORGIA — 0.0% *
Georgia Capital PLC (a)	9,000	$499,311
Lion Finance Group PLC	9,416	1,415,953
TBC Bank Group PLC	12,346	726,237
		2,641,501
GERMANY — 4.7%
adidas AG	47,637	9,770,732
AIXTRON SE	31,404	1,889,279
Allianz SE	105,299	49,852,818
Alzchem Group AG	2,017	400,328
Aroundtown SA (a)	196,392	521,370
Atoss Software SE	2,539	194,200
Aumovio SE (a)	14,876	612,278
Aurubis AG	8,374	1,734,808
Auto1 Group SE (a)	37,035	980,643
BASF SE	247,049	13,213,064
Bayer AG	273,682	15,147,521
Bayerische Motoren Werke AG	77,661	5,084,106
Bayerische Motoren Werke AG Preference Shares	14,776	970,526
Bechtle AG	21,793	771,896
Beiersdorf AG	27,185	2,341,613
Bilfinger SE	10,008	919,377
Brenntag SE	33,111	2,013,172
CANCOM SE	8,623	229,214
Carl Zeiss Meditec AG	9,444	287,425
Ceconomy AG (a)	43,948	208,017
Cewe Stiftung & Co. KGaA	1,459	151,962
Commerzbank AG	205,352	8,740,821
Continental AG	31,159	2,570,634
CTS Eventim AG & Co. KGaA	17,054	995,365
Daimler Truck Holding AG	127,200	6,137,052
Dermapharm Holding SE	4,358	234,925
Deutsche Bank AG	503,255	17,045,380
Deutsche Boerse AG	52,121	14,230,079
Deutsche Lufthansa AG	175,620	2,009,871
Deutsche Pfandbriefbank AG (a) (e)	97,878	357,645
Deutsche Post AG	254,655	15,459,910
Deutsche Telekom AG	1,009,965	27,539,430
Deutz AG	40,877	408,695
Douglas AG (a)	12,460	111,542
Dr. Ing hc F Porsche AG Preference Shares	32,255	1,604,525
Draegerwerk AG & Co. KGaA Preference Shares	2,641	249,105
Duerr AG	13,826	280,105
E.ON SE	621,446	12,806,749
Eckert & Ziegler SE	11,844	206,775
Elmos Semiconductor SE	2,710	558,941
Energiekontor AG	1,621	72,278
Evonik Industries AG	69,149	1,255,442
Evotec SE (a)	36,261	207,203
Fielmann Group AG	6,713	328,489
flatexDEGIRO SE	22,003	943,351
Security Description	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide	9,842	$819,734
Freenet AG	31,638	815,311
Fresenius Medical Care AG	60,609	2,744,053
Fresenius SE & Co. KGaA	116,927	5,343,296
Friedrich Vorwerk Group SE	2,854	219,925
FUCHS SE Preference Shares	17,927	783,765
GEA Group AG	41,270	2,833,399
Gerresheimer AG (a)	9,191	292,335
GFT Technologies SE	2,760	65,003
Grand City Properties SA	19,669	203,063
Grenke AG	6,513	89,505
Hannover Rueck SE	16,955	4,698,840
Heidelberg Materials AG	37,280	7,113,650
HelloFresh SE (a)	46,004	207,598
Henkel AG & Co. KGaA	29,112	2,303,236
Henkel AG & Co. KGaA Preference Shares	43,804	3,682,965
Hensoldt AG	17,139	1,327,759
HOCHTIEF AG	4,246	2,461,207
Hornbach Holding AG & Co. KGaA	2,806	251,836
HUGO BOSS AG	12,080	518,882
Hypoport SE (a)	1,033	98,970
Indus Holding AG	4,999	147,742
Infineon Technologies AG	363,801	33,969,307
IONOS Group SE (a)	12,986	404,429
Jenoptik AG	13,599	729,811
JOST Werke SE (e)	3,047	181,149
Jungheinrich AG Preference Shares	12,950	342,013
K&S AG	49,623	749,456
KION Group AG	19,201	851,099
Knorr-Bremse AG	19,820	2,302,277
Krones AG	3,783	485,277
KSB SE & Co. KGaA Preference Shares	189	185,616
KWS Saat SE & Co. KGaA	3,000	231,175
Lanxess AG	21,798	377,812
LEG Immobilien SE	20,461	1,292,467
MBB SE	463	91,471
Mercedes-Benz Group AG	199,898	10,037,626
Merck KGaA	35,985	6,041,652
Montana Aerospace AG (a) (e)	7,433	195,811
MTU Aero Engines AG	14,994	6,238,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,094	20,158,575
Mutares SE & Co. KGaA	2,857	88,846
Nagarro SE	1,607	137,245
Nemetschek SE	16,178	982,154
Nordex SE (a)	36,836	1,945,695
Norma Group SE (a)	4,813	96,517
Patrizia SE	12,942	114,082
Pfisterer Holding SE	2,051	221,359
PNE AG	8,549	107,319
See accompanying notes to financial statements.
129

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	43,373	$1,336,902
ProSiebenSat.1 Media SE	16,499	63,381
Puma SE (a)	28,979	880,640
Rational AG	1,393	1,020,071
RENK Group AG	23,961	1,155,368
Rheinmetall AG	12,733	14,419,342
RWE AG	177,122	11,465,754
SAF-Holland SE	12,092	279,952
Salzgitter AG	8,511	440,408
SAP SE	295,706	45,302,813
Sartorius AG Preference Shares	7,167	1,881,350
Schaeffler AG	61,014	591,542
Schott Pharma AG & Co. KGaA	10,548	208,630
Scout24 SE (e)	21,010	1,737,900
Secunet Security Networks AG	245	47,282
Siemens AG	210,367	67,620,120
Siemens Energy AG	214,517	40,663,661
Siemens Healthineers AG (e)	92,446	3,614,718
Siltronic AG (a)	4,127	384,550
Sirius Real Estate Ltd. REIT	359,467	461,358
Sixt SE	3,607	262,691
Sixt SE Preference Shares	4,376	272,668
SMA Solar Technology AG (a)	3,081	221,742
Softwareone Holding AG (b) (d)	49,544	479,072
Softwareone Holding AG (d)	9,776	94,347
STO SE & Co. KGaA Preference Shares	608	63,465
Stroeer SE & Co. KGaA	8,845	344,836
Suedzucker AG	17,160	206,000
SUSS MicroTec SE	4,539	482,877
Symrise AG	37,968	3,812,162
TAG Immobilien AG	46,868	756,073
Talanx AG	17,672	2,234,607
TeamViewer SE (a) (e)	38,986	218,763
thyssenkrupp AG	134,365	1,598,411
Thyssenkrupp Nucera AG & Co. KGaA (a) (b) (e)	5,380	44,717
Tkms AG& Co. KGaA (a)	6,718	572,979
TUI AG	123,923	1,025,772
United Internet AG	24,473	643,540
Verbio SE (a)	4,111	140,063
Volkswagen AG Preference Shares	56,332	4,514,747
Vonovia SE	211,864	5,229,619
Vossloh AG	2,557	183,737
Wacker Chemie AG (a)	4,947	514,122
Wacker Neuson SE	8,355	178,627
Wuestenrot & Wuerttembergische AG	25,911	432,511
Zalando SE (a) (e)	62,663	1,817,573
		567,150,645
GREECE — 0.2%
Aegean Airlines SA	8,153	118,381
Aktor SA Holding Co. Technical & Energy Projects (a) (b)	13,820	217,730
Security Description	Shares	Value
Allwyn AG	40,545	$645,263
Alpha Bank SA	530,079	2,394,461
Athens International Airport SA (b)	39,456	488,091
Athens Water Supply & Sewage Co. SA	4,435	54,458
Autohellas Tourist & Trading SA	3,851	49,576
Ballys Intralot SA (a) (b)	61,387	83,168
Eurobank SA	728,724	3,470,071
FF Group (a) (c)	122	—
GEK Terna SA	16,426	826,313
Hellenic Telecommunications Organization SA	41,430	920,339
HELLENiQ ENERGY Holdings SA	20,706	261,588
Holding Co. ADMIE IPTO SA	31,100	165,338
Jumbo SA (b)	33,653	863,390
LAMDA Development SA (a)	12,062	91,914
Metlen Energy & Metals PLC (b)	27,350	1,288,919
Motor Oil Hellas Corinth Refineries SA	17,595	772,066
National Bank of Greece SA	248,952	4,293,596
Optima bank SA	41,007	468,833
Piraeus Bank SA (a)	335,231	3,483,154
Public Power Corp. SA	47,658	1,253,210
Sarantis SA	9,794	165,499
		22,375,358
GUATEMALA — 0.0% *
Millicom International Cellular SA (b)	27,326	2,480,108
HONG KONG — 1.0%
AIA Group Ltd.	2,882,000	26,258,300
ASMPT Ltd.	90,600	2,758,881
Bank of East Asia Ltd.	234,894	375,313
Bright Smart Securities & Commodities Group Ltd. (a) (b)	252,000	222,692
China Common Rich Renewable Energy Investments Ltd. (a) (c)	68,000	—
China Huishan Dairy Holdings Co. Ltd. (a) (c)	66,000	—
China Zhongwang Holdings Ltd. (a) (b) (c)	231,200	—
Chongqing Hongjiu Fruit Co. Ltd. (a) (c)	71,700	—
CK Asset Holdings Ltd.	513,181	2,891,124
CK Infrastructure Holdings Ltd.	168,000	1,278,951
CLP Holdings Ltd.	483,500	4,513,131
Cowell e Holdings, Inc.	46,000	137,612
Crystal International Group Ltd. (e)	155,500	112,232
CTF Services Ltd.	313,463	308,185
Dah Sing Banking Group Ltd.	110,000	162,292
Dah Sing Financial Holdings Ltd.	43,600	209,715
See accompanying notes to financial statements.
130

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Damai Entertainment Holdings Ltd. (a) (b)	7,100,000	$411,946
DFI Retail Group Holdings Ltd.	90,100	341,479
Envision Greenwise Holdings Ltd. (a) (b)	478,000	369,987
Fortune Real Estate Investment Trust	345,000	193,572
Futu Holdings Ltd. ADR	15,900	1,490,466
Grand Pharmaceutical Group Ltd. (b)	574,500	344,317
Guotai Junan International Holdings Ltd.	757,000	189,201
Gushengtang Holdings Ltd. (b)	28,800	94,677
Hang Lung Group Ltd.	216,000	346,501
Hang Lung Properties Ltd.	951,199	835,720
Henderson Land Development Co. Ltd. (b)	412,466	1,304,398
HKT Trust & HKT Ltd. Stapled Security	1,062,000	1,579,041
Hong Kong & China Gas Co. Ltd.	3,383,101	2,804,134
Hong Kong Exchanges & Clearing Ltd.	332,361	15,384,631
Hongkong Land Holdings Ltd.	291,400	2,074,768
Huabao International Holdings Ltd.	211,000	80,988
Hutchison Port Holdings Trust Stapled Security	1,361,400	232,799
Hysan Development Co. Ltd.	164,000	345,481
Jiaxin International Resources Investment Ltd. (a)	22,400	163,243
Johnson Electric Holdings Ltd.	88,968	220,206
Kerry Properties Ltd.	131,500	302,505
Kingboard Laminates Holdings Ltd.	249,500	3,154,523
Link REIT	754,307	3,510,843
Luk Fook Holdings International Ltd.	83,000	234,329
Man Wah Holdings Ltd. (b)	322,000	122,771
Melco International Development Ltd. (a)	139,000	55,479
Melco Resorts & Entertainment Ltd. ADR (a)	43,730	230,457
MTR Corp. Ltd. (b)	414,692	1,612,857
New World Development Co. Ltd. (a)	356,581	287,827
NH Health (a) (b) (c)	46,000	—
Orient Overseas International Ltd. (b)	33,000	513,386
Pacific Basin Shipping Ltd.	1,197,000	412,124
PCCW Ltd.	1,195,471	812,525
Power Assets Holdings Ltd.	440,500	3,207,395
Prudential PLC	716,846	9,542,876
Realord Group Holdings Ltd. (a) (b)	116,000	153,098
Sino Land Co. Ltd.	1,221,974	1,601,863
Skyworth Group Ltd. (a)	136,807	73,619
SSY Group Ltd. (b)	204,000	55,149
Security Description	Shares	Value
Stella International Holdings Ltd. (b)	126,500	$199,702
Sun Hung Kai Properties Ltd.	405,000	5,799,695
SUNeVision Holdings Ltd. (b)	101,000	56,025
Super Hi International Holding Ltd. (a) (b)	31,000	36,249
Swire Pacific Ltd. Class A	100,500	1,047,029
Techtronic Industries Co. Ltd.	410,000	6,770,551
Time Interconnect Technology Ltd.	169,000	364,634
United Laboratories International Holdings Ltd. (b)	228,000	245,094
Vitasoy International Holdings Ltd. (b)	190,000	157,000
Viva Goods Co. Ltd.	528,000	25,585
VTech Holdings Ltd. (b)	43,800	287,362
Wasion Holdings Ltd.	248,000	627,428
WH Group Ltd. (e)	2,221,702	2,348,609
Wharf Real Estate Investment Co. Ltd.	590,000	1,608,533
Yue Yuen Industrial Holdings Ltd. (b)	191,500	299,141
Zijin Gold International Co. Ltd.	98,700	1,113,861
		114,906,107
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	557,923
MOL Hungarian Oil & Gas PLC (a)	109,480	1,301,182
OTP Bank Nyrt	61,522	9,080,665
Richter Gedeon Nyrt	41,927	1,622,866
		12,562,636
INDIA — 4.1%
360 ONE WAM Ltd.	75,229	854,027
3M India Ltd.	571	198,459
Aadhar Housing Finance Ltd. (a)	35,851	195,278
Aarti Industries Ltd.	40,656	196,840
Aarti Pharmalabs Ltd.	7,697	55,297
Aavas Financiers Ltd. (a)	17,994	289,094
ABB India Ltd.	12,843	953,944
Acme Solar Holdings Ltd.	37,597	151,149
Action Construction Equipment Ltd.	7,575	81,945
Acutaas Chemicals Ltd.	20,568	766,193
Adani Enterprises Ltd.	57,060	1,830,091
Adani Ports & Special Economic Zone Ltd.	171,281	3,275,480
Adani Power Ltd. (a)	892,400	2,109,603
Aditya Birla Fashion & Retail Ltd. (a)	316,220	193,957
Aditya Birla Lifestyle Brands Ltd. (a)	76,383	77,643
Aditya Birla Real Estate Ltd.	10,983	153,574
Aditya Birla Sun Life Asset Management Co. Ltd.	21,077	257,109
Aditya Vision Ltd. (e)	16,722	116,266
See accompanying notes to financial statements.
131

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Aegis Logistics Ltd.	34,324	$425,683
Aether Industries Ltd. (a)	6,195	88,947
Afcons Infrastructure Ltd.	53,692	177,113
Affle 3i Ltd. (a)	11,294	169,364
Ahluwalia Contracts India Ltd.	19,094	172,627
AIA Engineering Ltd.	9,606	515,662
Ajanta Pharma Ltd.	10,636	384,580
Alembic Pharmaceuticals Ltd.	7,522	65,379
Alkem Laboratories Ltd.	12,341	726,181
Alkyl Amines Chemicals	4,612	83,481
Amara Raja Energy & Mobility Ltd.	23,540	209,378
Amber Enterprises India Ltd. (a)	8,631	686,587
Ambuja Cements Ltd.	201,569	898,299
Anand Rathi Wealth Ltd.	14,140	295,277
Anant Raj Ltd.	33,707	185,612
Angel One Ltd.	104,000	363,280
Apar Industries Ltd.	4,746	786,916
APL Apollo Tubes Ltd.	49,903	942,982
Apollo Hospitals Enterprise Ltd.	26,875	2,464,946
Apollo Tyres Ltd.	67,212	305,461
Aptus Value Housing Finance India Ltd.	70,063	206,395
Archean Chemical Industries Ltd.	11,740	64,778
Arvind Fashions Ltd.	8,117	40,384
Arvind Ltd.	83,661	518,889
Asahi India Glass Ltd.	8,757	78,653
Ashok Leyland Ltd.	1,216,346	2,026,413
Asian Paints Ltd.	101,805	2,834,682
Aster DM Healthcare Ltd. (e)	58,145	481,856
Astra Microwave Products Ltd.	18,767	349,254
Astral Ltd.	67,347	950,241
AstraZeneca Pharma India Ltd.	1,288	111,936
Atul Ltd.	3,871	264,361
AU Small Finance Bank Ltd. (e)	84,209	922,566
AurionPro Solutions Ltd.	5,145	46,591
Aurobindo Pharma Ltd.	105,672	1,762,377
Authum Investment & Infrastucture Ltd. (a)	66,695	369,448
Avanti Feeds Ltd.	15,964	157,247
Avenue Supermarts Ltd. (a) (e)	50,457	2,335,093
AvenuesAI Ltd. (a)	222,861	38,823
AWL Agri Business Ltd.	184,181	357,257
Axis Bank Ltd.	627,247	8,917,150
Azad Engineering Ltd. (a)	6,010	130,493
Bajaj Auto Ltd.	18,767	1,926,290
Bajaj Finance Ltd.	780,190	8,281,283
Bajaj Finserv Ltd.	112,751	2,120,452
Bajaj Holdings & Investment Ltd.	7,352	823,519
Balkrishna Industries Ltd.	16,997	391,514
Balrampur Chini Mills Ltd.	48,159	282,339
Bandhan Bank Ltd. (e)	178,088	384,138
Bank of Baroda	273,926	788,278
BASF India Ltd.	5,048	192,185
Bata India Ltd.	15,134	109,350
Security Description	Shares	Value
Bayer CropScience Ltd.	2,859	$125,238
BEML Ltd.	10,500	195,272
Bharat Electronics Ltd.	1,101,284	4,790,986
Bharat Forge Ltd.	71,849	1,627,440
Bharat Heavy Electricals Ltd.	465,960	2,038,417
Bharat Petroleum Corp. Ltd.	402,867	1,291,907
Bharti Airtel Ltd.	713,513	13,959,894
Bikaji Foods International Ltd.	20,835	143,234
Biocon Ltd.	155,067	685,246
Birla Corp. Ltd.	3,296	34,210
Birlasoft Ltd.	88,321	267,131
BlackBuck Ltd. (a)	33,023	185,177
BLS International Services Ltd.	24,283	64,287
Blue Dart Express Ltd.	2,241	115,172
Blue Star Ltd.	39,141	673,295
Bombay Burmah Trading Co.	6,225	100,959
Borosil Renewables Ltd. (a)	17,601	111,983
Bosch Ltd.	2,000	843,028
Brigade Enterprises Ltd.	54,494	288,219
Britannia Industries Ltd.	32,006	1,740,134
Brookfield India Real Estate Trust REIT (e)	45,270	158,318
BSE Ltd. (a)	70,204	2,866,936
Campus Activewear Ltd.	34,776	86,427
Can Fin Homes Ltd.	16,939	155,318
Canara Bank	594,342	788,113
Caplin Point Laboratories Ltd.	3,390	94,045
Carborundum Universal Ltd.	26,411	328,733
Cartrade Tech Ltd. (a)	17,377	494,368
Castrol India Ltd.	124,256	242,096
CCL Products India Ltd.	16,929	211,249
Ceat Ltd.	4,931	181,417
Cemindia Projects Ltd.	33,354	457,610
Central Depository Services India Ltd.	30,005	413,818
Century Plyboards India Ltd.	8,003	63,321
Cera Sanitaryware Ltd.	1,151	78,447
CESC Ltd.	147,320	262,724
CG Power & Industrial Solutions Ltd.	163,594	1,645,553
Chalet Hotels Ltd.	20,715	178,332
Chambal Fertilisers & Chemicals Ltd.	42,504	210,121
Chennai Petroleum Corp. Ltd.	14,824	181,082
Cholamandalam Financial Holdings Ltd.	22,915	401,102
Cholamandalam Investment & Finance Co. Ltd.	123,156	2,328,624
CIE Automotive India Ltd.	24,860	120,231
Cipla Ltd.	161,650	2,502,483
City Union Bank Ltd.	145,444	320,516
Clean Science & Technology Ltd.	5,682	45,650
CMS Info Systems Ltd.	53,143	157,534
Coal India Ltd.	482,026	2,235,752
Coforge Ltd.	88,720	1,373,744
Cohance Lifesciences Ltd. (a)	27,543	132,727
Colgate-Palmolive India Ltd.	40,980	864,938
See accompanying notes to financial statements.
132

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Computer Age Management Services Ltd.	66,780	$562,163
Concord Biotech Ltd.	8,583	116,080
Container Corp. of India Ltd.	91,817	460,982
Coromandel International Ltd.	44,269	937,677
Craftsman Automation Ltd.	1,513	151,206
CreditAccess Grameen Ltd. (a)	11,804	185,741
CRISIL Ltd.	3,874	166,937
Crompton Greaves Consumer Electricals Ltd.	158,563	460,234
Cummins India Ltd.	37,300	2,230,109
Cyient Ltd.	29,605	272,707
Dabur India Ltd.	155,395	693,098
Data Patterns India Ltd.	7,321	348,174
Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,052	247,759
Deepak Nitrite Ltd.	11,783	192,494
Delhivery Ltd. (a)	141,340	704,843
Devyani International Ltd. (a)	73,359	86,310
Divi's Laboratories Ltd.	31,164	2,165,969
Dixon Technologies India Ltd.	9,970	1,255,482
DLF Ltd.	197,744	1,295,297
Doms Industries Ltd.	4,257	103,867
Dr. Lal PathLabs Ltd. (e)	15,604	271,367
Dr. Reddy's Laboratories Ltd.	157,087	2,252,119
eClerx Services Ltd.	10,184	142,541
Edelweiss Financial Services Ltd.	131,214	167,464
Eicher Motors Ltd.	41,126	3,073,195
EID Parry India Ltd. (a)	22,968	173,233
EIH Ltd.	39,305	132,998
Elecon Engineering Co. Ltd.	16,652	93,904
Elgi Equipments Ltd.	42,308	267,322
Emami Ltd.	51,808	221,279
Embassy Office Parks REIT	227,754	1,053,948
Endurance Technologies Ltd. (e)	7,581	214,122
Engineers India Ltd.	51,740	131,516
EPL Ltd.	55,375	131,507
Equitas Small Finance Bank Ltd. (a) (e)	93,926	74,826
Eris Lifesciences Ltd. (e)	13,798	208,955
ESAB India Ltd.	1,292	78,052
Eternal Ltd. (a)	679,765	1,900,150
Ethos Ltd. (a)	2,120	54,844
Eureka Forbes Ltd. (a)	22,400	108,499
Exide Industries Ltd.	109,934	450,148
Federal Bank Ltd.	695,489	2,424,986
Fine Organic Industries Ltd.	2,063	115,417
Finolex Cables Ltd.	12,388	153,039
Finolex Industries Ltd.	49,960	92,295
Firstsource Solutions Ltd.	73,940	178,447
Five-Star Business Finance Ltd.	58,264	310,897
Force Motors Ltd.	785	154,083
Fortis Healthcare Ltd.	145,058	1,466,460
FSN E-Commerce Ventures Ltd. (a)	495,065	1,625,745
G R Infraprojects Ltd.	4,337	41,987
Security Description	Shares	Value
Gabriel India Ltd.	10,163	$133,057
GAIL India Ltd.	578,434	1,059,967
Galaxy Surfactants Ltd.	4,286	88,854
Garden Reach Shipbuilders & Engineers Ltd.	7,578	218,249
Garware Hi-Tech Films Ltd.	2,686	189,478
Garware Technical Fibres Ltd.	12,010	97,143
GE Vernova T&D India Ltd.	45,976	2,401,314
Genus Power Infrastructures Ltd.	13,587	42,975
Gillette India Ltd.	1,538	124,775
Gland Pharma Ltd. (e)	9,193	242,308
GlaxoSmithKline Pharmaceuticals Ltd.	13,934	360,690
Glenmark Pharmaceuticals Ltd.	29,912	696,555
Global Health Ltd.	18,187	252,423
GMR Airports Ltd. (a)	749,882	887,971
GMR Power & Urban Infra Ltd. (a)	63,291	66,240
Go Digit General Insurance Ltd. (a)	91,903	313,354
Godawari Power & Ispat Ltd.	50,440	136,226
Godfrey Phillips India Ltd.	11,838	271,767
Godrej Consumer Products Ltd.	113,128	1,207,065
Godrej Properties Ltd. (a)	52,187	1,029,089
Granules India Ltd.	35,288	303,173
Graphite India Ltd.	21,792	141,215
Grasim Industries Ltd.	72,661	2,379,591
Gravita India Ltd. (a)	7,983	137,482
Great Eastern Shipping Co. Ltd.	21,188	331,971
Grindwell Norton Ltd.	8,986	205,629
Gujarat Fluorochemicals Ltd.	6,008	251,595
Gujarat Gas Ltd.	109,622	378,749
Gujarat Mineral Development Corp. Ltd.	16,654	102,739
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	17,288	99,244
Gujarat Pipavav Port Ltd.	38,312	61,156
Gujarat State Fertilizers & Chemicals Ltd.	54,769	93,640
Gulshan Chemfill Ltd. (a)	2,264	749
Happiest Minds Technologies Ltd.	62,461	225,043
Happy Forgings Ltd.	10,380	168,631
Havells India Ltd.	67,785	830,173
HBL Engineering Ltd.	36,431	312,608
HCL Technologies Ltd.	259,927	2,943,096
HDFC Asset Management Co. Ltd. (e)	51,050	1,430,886
HDFC Bank Ltd.	3,197,009	26,950,000
HDFC Life Insurance Co. Ltd. (e)	257,117	1,564,154
HealthCare Global Enterprises Ltd. (a)	45,794	303,378
HEG Ltd.	18,880	103,058
Hero MotoCorp Ltd.	42,409	2,147,942
Hexaware Technologies Ltd.	57,337	311,857
HFCL Ltd.	142,338	320,062
Himadri Speciality Chemical Ltd.	53,420	383,302
See accompanying notes to financial statements.
133

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hindalco Industries Ltd.	352,832	$3,565,641
Hindustan Aeronautics Ltd.	60,535	2,801,811
Hindustan Construction Co. Ltd. (a)	491,825	133,271
Hindustan Copper Ltd.	78,195	413,945
Hindustan Petroleum Corp. Ltd.	256,879	1,070,434
Hindustan Unilever Ltd.	227,410	5,088,804
Hitachi Energy India Ltd.	3,571	1,317,356
Home First Finance Co. India Ltd. (e)	39,719	478,094
Honasa Consumer Ltd. (a)	41,484	200,674
ICICI Bank Ltd.	1,352,206	19,644,816
ICICI Bank Ltd. ADR	30,000	870,900
ICICI Lombard General Insurance Co. Ltd. (e)	65,865	1,211,901
ICICI Prudential Life Insurance Co. Ltd. (e)	84,256	434,326
ICRA Ltd.	1,500	83,067
IDFC First Bank Ltd.	1,317,471	1,106,351
IFCI Ltd. (a)	143,583	113,582
IIFL Capital Services Ltd.	29,851	106,637
IIFL Finance Ltd.	77,886	417,822
Indegene Ltd. (a)	70,592	391,818
India Cements Ltd. (a)	98,891	393,908
IndiaMart InterMesh Ltd. (e)	6,304	126,961
Indian Energy Exchange Ltd. (e)	81,444	107,661
Indian Hotels Co. Ltd.	224,611	1,694,096
Indian Oil Corp. Ltd.	1,019,272	1,500,824
Indo Count Industries Ltd.	26,031	120,518
Indraprastha Gas Ltd.	139,242	242,390
Indus Towers Ltd. (a)	371,243	1,536,212
IndusInd Bank Ltd.	186,122	1,817,201
Info Edge India Ltd.	95,190	983,489
Infosys Ltd.	880,339	9,303,853
Infosys Ltd. ADR (b)	39	409
Ingersoll Rand India Ltd.	1,826	86,822
Inox Green Energy Services Ltd. (a)	40,650	85,286
Inox Wind Ltd. (a)	241,281	229,712
Intellect Design Arena Ltd.	15,544	117,780
InterGlobe Aviation Ltd. (e)	55,856	3,167,772
International Gemological Institute Ltd.	72,848	273,318
ION Exchange India Ltd.	14,879	64,163
Ipca Laboratories Ltd.	33,404	600,264
IRB Infrastructure Developers Ltd.	608,374	137,667
IRCON International Ltd. (e)	48,823	67,603
ITC Hotels Ltd.	256,112	486,987
ITC Ltd.	875,384	2,653,653
Jaiprakash Power Ventures Ltd. (a)	619,202	115,587
Jammu & Kashmir Bank Ltd.	101,914	166,600
JB Chemicals & Pharmaceuticals Ltd.	14,130	342,716
JBM Auto Ltd.	8,738	64,410
Jindal Saw Ltd.	45,120	124,642
Security Description	Shares	Value
Jindal Stainless Ltd.	87,428	$639,740
Jindal Steel Ltd.	114,554	1,282,910
Jio Financial Services Ltd.	742,596	1,854,867
JK Cement Ltd.	15,980	919,124
JK Lakshmi Cement Ltd. (a)	11,934	76,382
JK Paper Ltd.	22,191	82,274
JK Tyre & Industries Ltd.	18,272	76,064
JM Financial Ltd.	51,311	66,300
JSW Dulux Ltd.	1,862	63,499
JSW Energy Ltd.	117,854	726,045
JSW Holdings Ltd. (a)	1,086	138,488
JSW Steel Ltd.	182,978	2,370,665
Jubilant Foodworks Ltd.	91,436	403,382
Jubilant Ingrevia Ltd.	24,429	156,961
Jubilant Pharmova Ltd.	16,358	167,781
Jupiter Life Line Hospitals Ltd.	10,000	150,108
Jupiter Wagons Ltd. (a)	21,175	59,906
Jyothy Labs Ltd.	61,772	125,079
Jyoti CNC Automation Ltd. (a)	29,592	242,310
Kajaria Ceramics Ltd.	23,178	296,377
Kalpataru Projects International Ltd.	57,575	833,346
Kalyan Jewellers India Ltd.	112,014	457,600
Kansai Nerolac Paints Ltd.	41,371	89,185
Karnataka Bank Ltd.	32,458	93,747
Karur Vysya Bank Ltd.	126,733	396,431
Kaynes Technology India Ltd. (a)	9,621	317,306
KEC International Ltd.	26,603	146,563
KEI Industries Ltd.	25,397	1,456,202
Kfin Technologies Ltd.	32,228	299,541
Kirloskar Brothers Ltd.	9,215	199,898
Kirloskar Ferrous Industries Ltd.	9,006	43,979
Kirloskar Oil Engines Ltd.	17,620	440,040
Kirloskar Pneumatic Co. Ltd.	6,775	139,782
Kotak Mahindra Bank Ltd.	1,530,860	6,343,627
KPI Green Energy Ltd. (e)	13,377	56,252
KPIT Technologies Ltd.	53,798	381,666
KPR Mill Ltd.	44,922	558,709
KRBL Ltd.	19,504	77,319
Krishna Institute of Medical Sciences Ltd. (a) (e)	73,955	636,431
KSB Ltd.	20,405	206,672
Kwality Wall's India Ltd. (a)	227,410	84,349
L&T Finance Ltd.	129,907	426,465
Larsen & Toubro Ltd.	187,196	8,193,938
Latent View Analytics Ltd. (a)	15,177	43,418
Laurus Labs Ltd. (e)	115,918	1,858,190
Lemon Tree Hotels Ltd. (a) (e)	83,296	102,647
LIC Housing Finance Ltd.	66,219	394,549
Lloyds Engineering Works Ltd.	266,835	243,921
LMW Ltd.	1,452	241,134
Lodha Developers Ltd. (e)	79,722	804,516
LT Foods Ltd.	25,939	100,568
LTM Ltd. (e)	22,089	825,607
Lupin Ltd.	68,344	1,746,528
Mahanagar Gas Ltd.	7,097	88,028
See accompanying notes to financial statements.
134

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Maharashtra Seamless Ltd.	36,034	$227,566
Mahindra & Mahindra Financial Services Ltd.	112,335	374,771
Mahindra & Mahindra Ltd.	262,737	8,517,832
Mahindra Lifespace Developers Ltd.	36,708	142,107
Manappuram Finance Ltd.	96,454	330,349
Mankind Pharma Ltd.	31,924	858,513
Marico Ltd.	140,640	1,242,465
Marksans Pharma Ltd.	38,479	110,898
Maruti Suzuki India Ltd.	35,428	5,282,831
MAS Financial Services Ltd. (e)	45,000	147,181
Mastek Ltd.	1,831	30,876
Max Estates Ltd. (a)	12,723	57,594
Max Financial Services Ltd. (a)	72,216	1,208,448
Max Healthcare Institute Ltd.	230,259	2,746,920
Medplus Health Services Ltd. (a)	17,531	150,153
Metropolis Healthcare Ltd. (e)	25,344	144,620
Minda Corp. Ltd.	26,995	198,715
Mindspace Business Parks REIT (e)	62,000	310,063
Mishra Dhatu Nigam Ltd. (e)	17,132	75,734
MOIL Ltd.	18,522	54,416
Motherson Sumi Wiring India Ltd.	460,851	195,326
Motilal Oswal Financial Services Ltd.	45,896	461,245
Mphasis Ltd.	34,318	783,676
MRF Ltd.	700	945,227
Mrs Bectors Food Specialities Ltd.	31,175	59,074
MTAR Technologies Ltd. (a)	3,432	276,293
Multi Commodity Exchange of India Ltd.	29,930	897,090
Muthoot Finance Ltd.	36,872	1,167,525
Narayana Hrudayalaya Ltd.	15,069	313,881
Natco Pharma Ltd.	23,303	229,267
National Aluminium Co. Ltd.	208,978	749,734
Nava Ltd.	20,041	128,397
Navin Fluorine International Ltd.	7,281	591,272
Nazara Technologies Ltd. (a)	31,448	100,697
NBCC India Ltd.	218,007	241,663
NCC Ltd.	72,749	113,905
NESCO Ltd.	5,149	58,660
Nestle India Ltd.	190,680	2,830,626
Netweb Technologies India Ltd.	3,206	153,704
Network18 Media & Investments Ltd. (a)	187,787	62,669
Neuland Laboratories Ltd.	2,452	481,262
Newgen Software Technologies Ltd.	11,820	58,882
Nexus Select Trust REIT	155,783	268,649
NHPC Ltd.	832,846	715,574
Nippon Life India Asset Management Ltd. (e)	100,372	1,232,134
NLC India Ltd.	80,208	272,843
NMDC Ltd.	1,349,579	1,214,152
Security Description	Shares	Value
NMDC Steel Ltd. (a)	233,438	$105,672
NTPC Ltd.	1,264,591	4,764,656
Nuvama Wealth Management Ltd.	30,905	589,769
Nuvoco Vistas Corp. Ltd. (a)	27,030	86,537
Oberoi Realty Ltd.	36,337	679,149
Oil & Natural Gas Corp. Ltd.	822,785	2,041,778
Oil India Ltd.	114,375	503,796
Ola Electric Mobility Ltd. (a)	643,414	297,445
Olectra Greentech Ltd.	8,306	131,585
One 97 Communications Ltd. (a)	84,163	1,014,931
Onesource Specialty Pharma Ltd. (a)	13,121	228,408
Oracle Financial Services Software Ltd.	5,661	644,421
Page Industries Ltd.	1,452	634,587
Paradeep Phosphates Ltd. (e)	95,134	136,713
PB Fintech Ltd. (a)	104,034	1,789,901
PCBL Chemical Ltd.	36,013	122,182
Pearl Global Industries Ltd.	6,158	131,124
Persistent Systems Ltd.	28,984	1,324,751
Petronet LNG Ltd.	222,695	660,613
PG Electroplast Ltd.	44,976	253,439
Phoenix Mills Ltd.	59,849	1,232,023
PI Industries Ltd.	17,687	477,421
Pidilite Industries Ltd.	81,416	1,369,881
Piramal Finance Ltd.	19,534	446,589
Piramal Pharma Ltd.	119,525	212,246
PNB Housing Finance Ltd. (e)	45,371	497,717
PNC Infratech Ltd.	33,089	79,794
Poly Medicure Ltd.	16,967	302,456
Polycab India Ltd.	14,292	1,503,956
Poonawalla Fincorp Ltd. (a)	45,161	210,422
Power Finance Corp. Ltd.	390,092	1,748,555
Power Grid Corp. of India Ltd.	1,293,060	3,910,923
Power Mech Projects Ltd.	1,590	46,411
Praj Industries Ltd.	25,237	93,554
Prestige Estates Projects Ltd.	56,000	925,615
Pricol Ltd.	31,728	201,881
Procter & Gamble Health Ltd.	2,760	184,464
Prudent Corporate Advisory Services Ltd.	3,900	123,363
PTC India Ltd.	38,684	73,961
PTC Industries Ltd. (a)	968	175,369
Punjab National Bank	497,300	560,507
PVR Inox Ltd. (a)	18,230	185,201
Radico Khaitan Ltd.	16,248	677,238
Railtel Corp. of India Ltd.	24,807	80,704
Rainbow Children's Medicare Ltd. (a)	10,076	150,535
Rallis India Ltd.	37,687	88,597
Ramco Cements Ltd.	86,307	847,900
Ramkrishna Forgings Ltd.	19,766	117,959
Rashtriya Chemicals & Fertilizers Ltd.	31,905	44,137
Rategain Travel Technologies Ltd. (a)	8,592	81,614
See accompanying notes to financial statements.
135

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ratnamani Metals & Tubes Ltd.	8,015	$212,528
RattanIndia Power Ltd. (a)	818,293	78,148
RBL Bank Ltd. (e)	140,013	545,874
REC Ltd.	346,903	1,333,245
Redington Ltd.	131,552	383,821
Relaxo Footwears Ltd.	21,337	91,460
Reliance Industries Ltd.	1,729,415	23,639,548
Reliance Industries Ltd. GDR (e)	9,446	523,308
Reliance Power Ltd. (a)	554,969	145,633
Religare Enterprises Ltd. (a)	19,084	54,487
Rhi Magnesita India Ltd.	12,401	48,178
RITES Ltd.	17,762	38,375
RR Kabel Ltd.	6,655	168,395
Safari Industries India Ltd.	6,074	102,283
SAI Life Sciences Ltd. (a) (e)	60,309	786,397
Sammaan Capital Ltd. (a)	83,213	152,627
Samvardhana Motherson International Ltd.	1,258,324	1,968,866
Sandur Manganese & Iron Ores Ltd.	50,334	107,864
Sanofi Consumer Healthcare India Ltd.	1,905	92,514
Sanofi India Ltd.	1,905	68,552
Sansera Engineering Ltd. (e)	5,139	173,521
Sapphire Foods India Ltd. (a)	113,443	216,606
Sarda Energy & Minerals Ltd.	27,858	146,061
Saregama India Ltd.	20,856	108,578
SBI Cards & Payment Services Ltd.	105,821	663,151
SBI Life Insurance Co. Ltd. (e)	119,392	2,227,057
Schneider Electric Infrastructure Ltd. (a)	11,065	158,999
Senco Gold Ltd.	15,564	54,292
Shaily Engineering Plastics Ltd.	12,017	367,586
Shakti Pumps India Ltd.	12,552	77,380
Sheela Foam Ltd. (a)	4,012	31,656
Shilpa Medicare Ltd.	29,212	184,668
Shipping Corp. of India Ltd.	34,905	112,578
Shree Cement Ltd.	3,704	988,033
Shriram Finance Ltd.	419,172	4,614,894
Siemens Energy India Ltd.	15,000	583,670
Siemens Ltd. (a)	23,128	879,565
SJVN Ltd.	167,486	129,429
SKF India Industrial Ltd. (a)	5,041	154,001
SKF India Ltd.	5,041	89,068
Sobha Ltd.	12,486	181,832
Solar Industries India Ltd.	7,309	1,443,597
Sona Blw Precision Forgings Ltd. (e)	123,084	806,051
Sonata Software Ltd.	34,016	96,181
South Indian Bank Ltd.	321,753	155,100
SRF Ltd.	32,038	927,036
Star Cement Ltd.	37,879	83,122
Star Health & Allied Insurance Co. Ltd. (a)	116,108	722,403
State Bank of India	597,490	6,481,836
Strides Pharma Science Ltd.	26,243	302,993
Security Description	Shares	Value
Sudarshan Chemical Industries Ltd.	12,239	$114,039
Sumitomo Chemical India Ltd.	23,333	103,738
Sun Pharmaceutical Industries Ltd.	264,137	5,197,144
Sun TV Network Ltd.	29,907	162,886
Sundaram Finance Ltd.	18,427	877,309
Sundram Fasteners Ltd.	23,040	227,373
Suprajit Engineering Ltd.	9,636	46,918
Supreme Industries Ltd.	17,697	590,369
Supreme Petrochem Ltd.	18,536	139,805
Suzlon Energy Ltd. (a)	2,516,104	1,565,608
Swan Corp. Ltd.	24,775	82,039
Swiggy Ltd. (a)	244,869	619,165
Syngene International Ltd. (e)	46,693	216,795
Syrma SGS Technology Ltd.	35,596	525,072
Tamilnad Mercantile Bank Ltd.	32,342	250,597
Tanla Platforms Ltd.	13,455	75,350
Tata Chemicals Ltd.	31,013	234,566
Tata Communications Ltd.	25,743	535,916
Tata Consultancy Services Ltd.	254,649	5,465,099
Tata Consumer Products Ltd.	159,481	1,812,170
Tata Elxsi Ltd.	8,660	350,366
Tata Investment Corp. Ltd.	22,230	156,594
Tata Motors Ltd./new	552,608	2,469,138
Tata Motors Passenger Vehicles Ltd.	552,608	2,056,107
Tata Power Co. Ltd.	417,419	1,699,949
Tata Steel Ltd.	2,076,188	4,124,795
Tata Steel Ltd. GDR	1,300	26,650
Tata Technologies Ltd.	106,170	767,292
Tata Teleservices Maharashtra Ltd. (a)	113,291	51,237
Tbo Tek Ltd. (a)	10,133	153,046
TD Power Systems Ltd.	66,868	874,749
Tech Mahindra Ltd.	169,691	2,518,150
Techno Electric & Engineering Co. Ltd.	10,157	113,095
Tejas Networks Ltd. (a) (e)	19,541	126,442
Thermax Ltd.	12,093	659,145
Tilaknagar Industries Ltd.	21,753	104,595
Time Technoplast Ltd.	127,062	241,563
Timken India Ltd.	10,804	397,845
Tips Music Ltd.	33,251	220,177
Titagarh Rail System Ltd.	18,197	169,304
Titan Co. Ltd.	102,423	4,765,232
Torrent Pharmaceuticals Ltd.	37,611	1,835,716
Torrent Power Ltd.	42,867	640,749
Transformers & Rectifiers India Ltd. (a)	40,714	151,120
Transport Corp. of India Ltd.	11,771	114,988
Trent Ltd.	76,588	2,655,938
Trident Ltd.	256,336	70,733
Triveni Engineering & Industries Ltd.	15,109	67,445
Triveni Turbine Ltd.	38,900	283,453
TTK Prestige Ltd.	4,874	31,739
See accompanying notes to financial statements.
136

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Tube Investments of India Ltd.	32,159	$1,029,163
TVS Holdings Ltd.	542	78,318
TVS Motor Co. Ltd.	62,379	2,280,495
Ujjivan Small Finance Bank Ltd. (a) (e)	112,982	70,480
UltraTech Cement Ltd.	35,372	4,205,011
Union Bank of India Ltd.	334,775	609,825
United Spirits Ltd.	74,892	1,068,408
UNO Minda Ltd.	80,410	924,056
UPL Ltd.	99,079	597,873
Usha Martin Ltd.	27,827	146,075
UTI Asset Management Co. Ltd.	5,427	53,611
VA Tech Wabag Ltd.	9,538	202,441
Valor Estate Ltd. (a)	41,667	48,816
Vardhman Textiles Ltd.	26,270	176,546
Varun Beverages Ltd.	376,283	2,017,589
Vedant Fashions Ltd.	35,000	150,969
Vedanta Aluminium Metal Ltd. (a)	408,312	1,934,439
Vedanta Iron & Steel Ltd. (a)	408,312	152,095
Vedanta Ltd.	408,312	1,211,019
Vedanta Oil & Gas Ltd. (a)	408,312	139,068
Vedanta Power Ltd. (a)	408,312	173,748
Vesuvius India Ltd.	30,000	145,137
V-Guard Industries Ltd.	45,228	143,340
Vijaya Diagnostic Centre Ltd.	18,972	271,095
Vinati Organics Ltd.	4,690	66,199
Vishal Mega Mart Ltd. (a)	545,611	679,861
V-Mart Retail Ltd. (a)	10,248	84,342
Vodafone Idea Ltd. (a)	6,768,336	1,033,926
Voltamp Transformers Ltd.	1,394	152,855
Voltas Ltd.	72,140	973,667
WAAREE Energies Ltd.	25,443	792,114
Waaree Renewable Technologies Ltd. (a)	6,143	66,081
Welspun Corp. Ltd.	29,482	474,004
Welspun Enterprises Ltd.	15,300	97,214
Welspun Living Ltd. (a)	34,681	58,196
Westlife Foodworld Ltd.	16,453	84,978
Whirlpool of India Ltd.	14,536	124,777
Wipro Ltd.	608,739	1,095,758
Wockhardt Ltd. (a)	21,369	438,267
Yes Bank Ltd. (a)	5,106,087	1,304,319
Zee Entertainment Enterprises Ltd.	193,655	211,763
Zen Technologies Ltd.	9,505	178,073
Zensar Technologies Ltd.	26,335	118,323
ZF Commercial Vehicle Control Systems India Ltd.	10,200	276,501
Zydus Lifesciences Ltd.	92,274	1,084,570
Zydus Wellness Ltd.	39,255	238,618
		493,338,073
INDONESIA — 0.2%
Adaro Andalan Indonesia PT	443,100	192,679
AKR Corporindo Tbk. PT	3,026,000	204,780
Security Description	Shares	Value
Alamtri Resources Indonesia Tbk. PT	3,539,500	$447,386
Astra International Tbk. PT	6,235,100	1,576,211
Bank Central Asia Tbk. PT	15,627,600	4,850,849
Bank Jago Tbk. PT (a)	937,500	50,598
Bank Mandiri Persero Tbk. PT	10,903,900	2,347,875
Bank Negara Indonesia Persero Tbk. PT	4,226,800	747,018
Bank Rakyat Indonesia Persero Tbk. PT	19,283,217	2,944,250
Bank Tabungan Negara Persero Tbk. PT (a)	1,613,762	99,281
Barito Pacific Tbk. PT (a)	7,068,357	507,989
BFI Finance Indonesia Tbk. PT	2,268,000	93,231
Bukit Asam Persero Tbk. PT	1,497,600	191,807
Bumi Resources Minerals Tbk. PT (a)	15,481,200	410,408
Charoen Pokphand Indonesia Tbk. PT	1,758,500	334,390
Ciputra Development Tbk. PT (a)	3,929,100	121,960
Cisarua Mountain Dairy Tbk. PT	653,000	162,520
Elang Mahkota Teknologi Tbk. PT	6,595,300	179,268
ESSA Industries Indonesia Tbk. PT	487,400	14,039
First Pacific Co. Ltd.	530,000	324,405
First Resources Ltd.	108,800	261,601
Golden Agri-Resources Ltd.	1,880,800	392,606
GoTo Gojek Tokopedia Tbk. PT (a)	170,202,400	475,957
Gudang Garam Tbk. PT	100,000	90,884
Indah Kiat Pulp & Paper Tbk. PT (a)	501,700	198,519
Indo Tambangraya Megah Tbk. PT	115,300	142,029
Indocement Tunggal Prakarsa Tbk. PT	240,300	55,909
Indofood Sukses Makmur Tbk. PT	1,210,900	452,056
Japfa Comfeed Indonesia Tbk. PT	2,105,200	229,005
Jardine Matheson Holdings Ltd.	49,300	3,031,950
Jasa Marga Persero Tbk. PT	371,675	56,333
Kalbe Farma Tbk. PT	4,475,800	191,498
Map Aktif Adiperkasa PT	2,008,200	69,636
MD Entertainment Tbk. PT (a)	762,560	66,319
Medco Energi Internasional Tbk. PT	3,023,500	173,327
Medikaloka Hermina Tbk. PT	1,020,600	46,521
Merdeka Copper Gold Tbk. PT (a)	2,373,952	321,307
Mitra Adiperkasa Tbk. PT	2,793,900	238,294
MNC Tourism Indonesia Tbk. PT (a)	28,421,700	117,629
Nickel Industries Ltd. (a)	491,525	323,502
Pakuwon Jati Tbk. PT	1,357,000	18,215
Perusahaan Gas Negara Persero Tbk. PT	2,224,000	169,785
See accompanying notes to financial statements.
137

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Petrosea Tbk. PT (a)	703,300	$145,931
Sarana Menara Nusantara Tbk. PT	5,005,800	101,908
Semen Indonesia Persero Tbk. PT	750,265	59,375
Sumber Alfaria Trijaya Tbk. PT	6,684,200	512,156
Telkom Indonesia Persero Tbk. PT	15,707,600	2,064,478
Transcoal Pacific Tbk. PT	285,500	112,571
United Tractors Tbk. PT	384,200	494,217
Vale Indonesia Tbk. PT	926,800	213,558
Waskita Karya Persero Tbk. PT (a) (c)	3,149,800	17,792
XLSMART Telecom Sejahtera Tbk. PT	848,800	112,509
		26,758,321
IRAQ — 0.0% *
United Energy Group Ltd. (a)	1,826,000	78,004
IRELAND — 0.3%
AerCap Holdings NV	46,523	6,782,123
AIB Group PLC	606,503	7,124,838
Bank of Ireland Group PLC	256,623	5,112,444
C&C Group PLC	103,231	128,793
Cairn Homes PLC	212,152	599,107
Cosmo NV	2,102	173,288
Glanbia PLC	58,083	1,624,298
Glenveagh Properties PLC (a) (e)	256,165	733,648
Greencore Group PLC	144,373	381,130
Irish Residential Properties REIT PLC	358,781	478,287
Kerry Group PLC Class A	43,193	3,967,889
Kingspan Group PLC	42,769	3,909,379
Uniphar PLC	91,780	466,948
		31,482,172
ISRAEL — 0.9%
AFI Properties Ltd. (a)	—	26
Africa Israel Residences Ltd.	2,183	158,993
Airport City Ltd. (a)	13,375	239,717
Alony Hetz Properties & Investments Ltd.	31,251	347,810
Amot Investments Ltd.	73,272	455,698
Ashtrom Group Ltd.	18,095	379,093
Aura Investments Ltd.	43,512	268,860
Azorim-Investment Development & Construction Co. Ltd.	27,782	155,160
Azrieli Group Ltd.	11,387	1,545,172
Bank Hapoalim BM	357,936	8,240,054
Bank Leumi Le-Israel BM	424,246	9,473,254
Bet Shemesh Engines Holdings 1997 Ltd. (a)	1,739	494,714
Bezeq The Israeli Telecommunication Corp. Ltd.	704,581	1,661,747
Big Shopping Centers Ltd.	3,970	899,544
Blue Square Real Estate Ltd.	992	108,208
Security Description	Shares	Value
Camtek Ltd. (a)	8,438	$1,331,071
Cellcom Israel Ltd.	30,780	317,878
Cellebrite DI Ltd. (a)	30,777	449,344
Check Point Software Technologies Ltd. (a)	24,010	3,155,634
Clal Insurance Enterprises Holdings Ltd.	18,554	1,422,321
CyberArk Software Ltd. (a)	13,483	606,735
Danel Adir Yeoshua Ltd.	1,056	161,345
Danya Cebus Ltd.	1,393	57,086
Delek Automotive Systems Ltd. (a)	3,157	17,069
Delek Group Ltd.	2,681	683,691
Delta Galil Ltd.	2,065	113,111
Doral Group Renewable Energy Resources Ltd. (a)	16,063	415,235
El Al Israel Airlines	77,322	384,605
Elbit Systems Ltd.	8,376	6,353,441
Elco Ltd.	2,531	124,705
Electra Consumer Products 1970 Ltd.	2,139	54,289
Electra Ltd.	8,360	315,662
Electra Real Estate Ltd. (a)	7,672	115,333
Energean PLC (b)	41,133	373,148
Energix-Renewable Energies Ltd.	56,033	491,414
Enlight Renewable Energy Ltd. (a)	48,037	4,240,246
Equital Ltd. (a)	9,188	320,097
Etoro Group Ltd. Class A (a)	4,000	157,880
Fattal Holdings 1998 Ltd. (a)	1,483	349,714
FIBI Holdings Ltd.	4,162	372,693
First International Bank of Israel Ltd.	23,627	1,672,434
Formula Systems 1985 Ltd.	1,777	184,830
Fox Wizel Ltd.	1,835	173,864
G City Ltd.	12,106	45,264
Gilat Satellite Networks Ltd. (a)	16,289	215,901
Global-e Online Ltd. (a)	30,800	1,069,684
Harel Insurance Investments & Financial Services Ltd.	32,885	1,728,437
Hilan Ltd.	4,258	274,249
ICL Group Ltd.	280,972	1,408,891
IDI Insurance Co. Ltd.	2,914	225,241
Inrom Construction Industries Ltd.	23,423	188,755
Isracard Ltd.	49,413	186,578
Israel Canada TR Ltd.	83,548	493,249
Israel Corp. Ltd.	754	192,559
Israel Discount Bank Ltd. Class A	328,387	3,251,411
Isras Holdings Ltd.	1,074	127,065
Isras Investment Co. Ltd.	573	161,547
Isrotel Ltd. (a)	4,192	193,459
Ituran Location & Control Ltd.	4,500	274,545
Kornit Digital Ltd. (a)	12,600	204,750
Kvutzat Acro Ltd. (a)	16,671	243,397
See accompanying notes to financial statements.
138

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
M Yochananof & Sons Ltd.	756	$86,271
Matrix IT Ltd.	9,021	228,837
Max Stock Ltd.	24,454	295,882
Mega Or Holdings Ltd. REIT	5,861	1,180,285
Meitav Investment House Ltd.	9,047	392,615
Melisron Ltd.	7,753	1,086,921
Menora Mivtachim Holdings Ltd.	6,902	1,035,028
Meshek Energy Renewable Energies Ltd. (a)	65,481	271,423
Migdal Insurance & Financial Holdings Ltd. (a)	176,403	980,461
Mivne Real Estate KD Ltd.	129,858	566,599
Mivtach Shamir Holdings Ltd.	1,436	202,330
Mizrahi Tefahot Bank Ltd.	49,294	3,259,299
Nayax Ltd. (a)	7,552	490,711
Next Vision Stabilized Systems Ltd.	19,518	1,576,140
Nice Ltd. (a)	18,640	1,674,156
Nova Ltd. (a)	7,752	4,097,870
Oddity Tech Ltd. Class A (a) (b)	11,100	167,943
Oil Refineries Ltd.	524,773	277,406
One Software Technologies Ltd.	18,972	361,744
OPC Energy Ltd. (a)	53,762	1,669,095
OY Nofar Energy Ltd. (a)	6,298	439,039
Partner Communications Co. Ltd.	50,443	615,586
Paz Retail & Energy Ltd.	1,806	479,709
Phoenix Financial Ltd.	62,055	3,428,234
Plus500 Ltd.	19,643	1,247,766
Prashkovsky Investments & Construction Ltd.	1,044	53,086
Radware Ltd. (a)	9,900	305,514
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	181,309
Reit 1 Ltd.	33,086	239,862
Retailors Ltd. (a)	3,964	32,596
Sella Capital Real Estate Ltd. REIT	33,394	102,095
Shapir Engineering & Industry Ltd.	29,728	448,996
Shikun & Binui Ltd. (a)	65,885	420,150
Shufersal Ltd.	79,708	1,139,928
Strauss Group Ltd.	10,127	390,879
Summit Real Estate Holdings Ltd. REIT	17,675	281,784
Tel Aviv Stock Exchange Ltd.	23,950	992,742
Teva Pharmaceutical Industries Ltd. (a)	39,906	1,317,543
Teva Pharmaceutical Industries Ltd. ADR (a)	280,853	9,515,300
Tower Semiconductor Ltd. (a)	32,692	8,387,375
Turpaz Industries Ltd.	9,984	215,299
Wix.com Ltd. (a) (b)	14,700	666,939
YH Dimri Construction & Development Ltd.	2,050	246,802
Security Description	Shares	Value
ZIM Integrated Shipping Services Ltd.	32,800	$852,800
		111,230,256
ITALY — 1.9%
A2A SpA	416,814	1,076,988
ACEA SpA (b)	15,075	374,350
AMCO - Asset Management Co. SpA Class B (a) (b) (c)	321	—
Amplifon SpA	37,364	404,798
Ariston Holding NV	18,227	74,812
Arnoldo Mondadori Editore SpA (b)	41,346	95,251
Ascopiave SpA	16,517	55,519
Avio SpA (b)	10,279	369,600
Azimut Holding SpA	30,692	1,244,999
Banca Generali SpA	15,423	1,149,679
Banca IFIS SpA (b)	5,425	78,833
Banca Mediolanum SpA	63,313	1,576,562
Banca Monte dei Paschi di Siena SpA	533,920	6,631,720
Banco BPM SpA	304,806	5,265,604
Banco di Desio e della Brianza SpA	8,892	135,007
BPER Banca SpA (b)	418,975	6,577,822
Brembo NV	39,984	468,108
Brunello Cucinelli SpA (b)	8,975	847,568
Carel Industries SpA (e)	15,444	560,614
Cembre SpA	1,575	161,703
CIR SpA-Compagnie Industriali (a)	81,273	64,579
Coca-Cola HBC AG Class DI	59,232	3,867,889
Credito Emiliano SpA	19,269	374,735
d'Amico International Shipping SA	9,382	70,687
Danieli & C Officine Meccaniche SpA (d)	10,384	547,775
Danieli & C Officine Meccaniche SpA (b) (d)	1,537	118,351
Davide Campari-Milano NV (b)	163,813	1,020,342
De' Longhi SpA	22,713	964,443
DiaSorin SpA (b)	5,955	461,334
El.En. SpA (b)	10,888	212,492
Enav SpA (b) (e)	61,168	363,304
Enel SpA	2,233,534	25,673,891
Eni SpA (b)	562,142	13,252,412
ERG SpA	12,673	346,578
Ferrari NV	35,510	13,168,151
Ferretti SpA (b)	32,899	112,013
Fila SpA (b)	4,681	49,236
Fincantieri SpA (a)	25,735	292,757
FinecoBank Banca Fineco SpA	179,530	4,505,384
Generali (b)	234,076	11,403,250
GVS SpA (a) (b) (e)	12,903	62,696
Hera SpA	217,991	910,185
Industrie De Nora SpA	9,354	71,171
Intercos SpA (b)	10,868	161,033
See accompanying notes to financial statements.
139

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Interpump Group SpA (b)	20,120	$777,968
Intesa Sanpaolo SpA	3,825,575	26,198,944
Iren SpA	172,185	487,817
Italgas SpA	165,098	1,913,048
Iveco Group NV	46,537	740,358
Juventus Football Club SpA (a) (b)	40,352	94,299
Leonardo SpA	113,061	6,065,650
Lottomatica Group SpA	71,989	2,000,012
LU-VE SpA	5,062	384,282
Maire SpA	39,351	644,257
MARR SpA (b)	7,511	56,333
MFE-MediaForEurope NV Class A (a) (d)	50,314	161,988
MFE-MediaForEurope NV Class A (a) (d)	42,426	134,361
MFE-MediaForEurope NV Class B (a) (b)	8,026	31,180
Moncler SpA	66,159	3,840,978
NewPrinces SpA (a) (b)	4,321	76,820
Nexi SpA (b) (e)	140,573	569,260
OVS SpA (e)	50,146	346,572
Pharmanutra SpA	582	58,356
Piaggio & C SpA (b)	24,484	44,956
Pirelli & C SpA (a) (e)	105,884	800,793
Poste Italiane SpA (b)	130,200	4,260,307
Prysmian SpA	79,313	13,243,604
RAI Way SpA (e)	21,648	125,236
Recordati Industria Chimica e Farmaceutica SpA	35,261	2,068,103
Reply SpA	5,956	622,728
Ryanair Holdings PLC	158,082	4,943,107
Saipem SpA (b)	369,291	1,861,526
Salvatore Ferragamo SpA (a)	11,696	145,621
Sanlorenzo SpA (b)	4,017	164,416
Sesa SpA	1,926	197,629
Snam SpA	564,179	4,073,984
SOL SpA	10,860	722,625
Tamburi Investment Partners SpA	26,984	269,945
Technogym SpA (e)	31,825	553,060
Telecom Italia SpA (a)	479,684	4,364,348
Terna - Rete Elettrica Nazionale	407,249	4,767,824
UniCredit SpA	384,984	34,446,314
Unipol Assicurazioni SpA	101,573	2,834,695
Webuild SpA (b)	134,316	349,818
Wiit SpA (b)	1,415	55,813
Zignago Vetro SpA (b)	8,068	66,229
		230,789,389
IVORY COAST — 0.0% *
Endeavour Mining PLC	56,815	2,793,100
JAPAN — 14.8%
& ST HD Co. Ltd.	7,500	159,898
77 Bank Ltd.	49,800	1,016,070
ABC-Mart, Inc.	26,900	463,519
Acom Co. Ltd.	105,300	294,017
Security Description	Shares	Value
Activia Properties, Inc. REIT	558	$470,708
ADEKA Corp.	21,100	544,751
Advance Residence Investment Corp. REIT	759	702,376
Advantest Corp.	206,800	41,150,051
Aeon Co. Ltd.	620,345	5,118,490
AEON Financial Service Co. Ltd.	30,600	276,017
Aeon Hokkaido Corp.	11,100	56,892
AEON REIT Investment Corp.	419	317,102
AGC, Inc. (b)	53,100	2,275,598
Ai Holdings Corp.	7,300	120,375
Aica Kogyo Co. Ltd.	15,200	345,478
Aichi Corp.	11,000	91,506
Aichi Financial Group, Inc.	44,500	379,219
Aichi Steel Corp.	8,800	162,437
Ain Holdings, Inc.	5,700	194,016
Air Water, Inc.	49,000	834,229
Aisan Industry Co. Ltd.	7,500	87,540
Aisin Corp.	137,400	1,848,485
Ajinomoto Co., Inc.	247,900	8,958,109
Alfresa Holdings Corp.	46,800	626,016
Alps Alpine Co. Ltd.	50,500	635,425
ALSOK Co. Ltd.	96,800	636,102
Amada Co. Ltd.	90,900	1,650,770
Amano Corp.	15,100	338,188
ANA Holdings, Inc.	45,200	825,434
Anritsu Corp.	36,800	995,372
Anycolor, Inc.	7,200	99,234
AOKI Holdings, Inc.	8,500	85,771
Aoyama Trading Co. Ltd.	29,100	123,186
Aozora Bank Ltd. (b)	29,700	495,959
Appier Group, Inc.	16,500	81,929
Arata Corp.	7,600	116,812
ARCLANDS Corp.	16,667	197,102
Arcs Co. Ltd.	8,800	183,824
ARE Holdings, Inc.	21,600	389,006
Argo Graphics, Inc.	11,600	86,362
Ariake Japan Co. Ltd.	4,100	126,639
Artience Co. Ltd. (b)	7,600	201,778
As One Corp.	12,000	167,236
Asahi Group Holdings Ltd.	414,300	3,946,078
Asahi Intecc Co. Ltd.	57,800	1,351,423
Asahi Kasei Corp.	347,400	3,828,293
Asahi Yukizai Corp.	4,800	212,054
Asics Corp.	195,500	5,262,652
ASKUL Corp.	8,400	61,556
Astellas Pharma, Inc.	492,100	6,585,556
Atom Corp. (a) (b)	44,800	102,817
Autobacs Seven Co. Ltd.	12,200	109,445
Awa Bank Ltd.	8,200	365,285
Axial Retailing, Inc.	14,900	102,221
Azbil Corp.	131,400	1,390,200
AZ-COM MARUWA Holdings, Inc.	12,500	61,529
Bandai Namco Holdings, Inc.	142,200	3,310,782
Bank of Nagoya Ltd.	6,600	241,624
See accompanying notes to financial statements.
140

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
BayCurrent, Inc.	39,600	$1,470,701
Belc Co. Ltd.	2,400	95,985
Bell System24 Holdings, Inc. (b)	7,200	59,939
Belluna Co. Ltd.	64,100	373,498
Bic Camera, Inc.	20,300	206,466
BIPROGY, Inc.	22,700	596,255
Blue Zones Holdings Co. Ltd.	26,000	280,277
BML, Inc.	6,600	146,193
Bridgestone Corp. (b)	311,100	6,527,310
Brother Industries Ltd.	66,300	1,497,538
Bunka Shutter Co. Ltd.	10,500	123,913
BuySell Technologies Co. Ltd.	7,600	154,081
C Uyemura & Co. Ltd.	2,600	438,972
Calbee, Inc.	21,800	396,230
Canon Marketing Japan, Inc.	28,000	592,992
Canon, Inc. (b)	225,900	5,764,081
Capcom Co. Ltd.	75,200	1,393,647
Casio Computer Co. Ltd.	44,900	530,015
CCI Group, Inc.	54,000	338,902
Central Automotive Products Ltd.	7,800	96,993
Central Glass Co. Ltd.	4,900	133,260
Central Japan Railway Co.	210,000	4,482,326
Chiba Bank Ltd.	161,600	2,452,959
Chiyoda Corp. (a) (b)	30,000	123,673
Chubu Electric Power Co., Inc.	193,200	3,637,545
Chudenko Corp.	5,700	189,737
Chugai Pharmaceutical Co. Ltd.	183,500	8,506,316
Chugin Financial Group, Inc.	41,500	786,208
Chugoku Electric Power Co., Inc. (b)	89,600	489,940
Chugoku Marine Paints Ltd.	8,400	171,075
Citizen Watch Co. Ltd.	50,000	744,501
CKD Corp.	15,400	707,817
Coca-Cola Bottlers Japan Holdings, Inc. (b)	36,300	958,619
Colowide Co. Ltd. (b)	44,400	503,350
Comforia Residential REIT, Inc.	519	329,874
COMSYS Holdings Corp.	30,100	1,009,538
Cosmo Energy Holdings Co. Ltd.	30,800	717,861
Cosmos Pharmaceutical Corp.	10,800	411,068
Cover Corp. (a) (b)	11,200	94,479
CRE Logistics REIT, Inc.	137	118,350
Create Restaurants Holdings, Inc. (b)	114,700	519,423
Create SD Holdings Co. Ltd.	6,100	121,981
Credit Saison Co. Ltd.	35,600	964,666
CyberAgent, Inc.	125,600	1,052,559
Cybozu, Inc. (b)	7,400	102,856
Dai Nippon Printing Co. Ltd.	106,800	1,943,132
Daicel Corp.	72,200	609,052
Dai-Dan Co. Ltd.	24,000	424,107
Daido Steel Co. Ltd.	28,000	475,065
Daiei Kankyo Co. Ltd.	11,300	263,163
Daifuku Co. Ltd. (b)	90,100	3,949,931
Daihen Corp.	4,100	455,345
Daiichi Life Group, Inc.	980,600	10,730,639
Security Description	Shares	Value
Daiichi Sankyo Co. Ltd.	490,400	$7,870,841
Daiichikosho Co. Ltd.	19,000	200,142
Daikin Industries Ltd.	72,400	10,996,425
Daio Paper Corp.	35,500	200,735
Daiseki Co. Ltd.	10,660	257,768
Daishi Hokuetsu Financial Group, Inc.	57,900	758,819
Daito Trust Construction Co. Ltd.	83,000	1,585,184
Daiwa House Industry Co. Ltd.	152,700	4,149,982
Daiwa House REIT Investment Corp.	1,244	922,332
Daiwa Industries Ltd. (b)	6,600	66,396
Daiwa Office Investment Corp. REIT	150	301,800
Daiwa Securities Group, Inc.	374,300	3,674,485
Daiwa Securities Living Investments Corp. REIT	502	307,331
Daiwabo Holdings Co. Ltd.	26,200	555,999
DCM Holdings Co. Ltd.	25,500	239,271
DeNA Co. Ltd.	19,900	300,046
Denka Co. Ltd. (b)	22,600	602,945
Denso Corp.	452,000	5,217,363
Dentsu Group, Inc. (b)	55,600	1,059,487
Dentsu Soken, Inc.	18,900	248,976
Dexerials Corp.	45,600	1,193,554
DIC Corp. (b)	24,100	713,547
Digital Garage, Inc.	9,600	112,111
Dip Corp. (b)	7,800	89,458
Disco Corp.	24,400	12,199,625
DMG Mori Co. Ltd. (b)	36,600	783,232
Doshisha Co. Ltd.	4,900	85,624
Doutor Nichires Holdings Co. Ltd.	6,400	106,834
Dowa Holdings Co. Ltd.	16,800	895,793
DTS Corp.	34,400	211,660
Duskin Co. Ltd.	11,700	313,800
DyDo Group Holdings, Inc. (b)	2,000	32,820
Eagle Industry Co. Ltd.	4,800	84,172
Earth Corp.	6,200	178,914
East Japan Railway Co. (b)	266,900	5,596,648
Ebara Corp.	129,600	4,988,633
EDION Corp.	26,600	368,906
Eiken Chemical Co. Ltd. (b)	8,200	128,455
Eisai Co. Ltd.	74,300	1,883,044
Eizo Corp.	6,200	94,912
Elecom Co. Ltd.	10,000	110,137
Electric Power Development Co. Ltd. Class C	46,000	1,036,468
ENEOS Holdings, Inc.	726,000	5,347,005
ES-Con Japan Ltd. (b)	44,500	295,161
Exedy Corp.	9,800	349,731
EXEO Group, Inc.	49,600	842,918
Ezaki Glico Co. Ltd. (b)	13,600	447,267
FANUC Corp.	257,300	11,644,002
Fast Retailing Co. Ltd.	52,800	26,902,741
FCC Co. Ltd.	8,000	166,867
Ferrotec Corp.	10,200	598,099
See accompanying notes to financial statements.
141

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Financial Partners Group Co. Ltd.	14,500	$137,840
First Bank of Toyama Ltd.	14,000	218,797
Food & Life Cos. Ltd.	61,800	1,856,377
FP Corp.	10,000	159,668
Freee KK (a) (b)	11,800	144,918
Frontier Real Estate Investment Corp. REIT	728	360,137
Fuji Co. Ltd. (b)	12,300	150,453
Fuji Corp.	19,800	1,023,107
Fuji Electric Co. Ltd.	38,000	3,159,945
Fuji Kyuko Co. Ltd.	4,100	64,354
Fuji Media Holdings, Inc.	10,100	237,950
Fuji Oil Co. Ltd.	9,500	231,355
Fuji Seal International, Inc.	10,600	184,640
FUJIFILM Holdings Corp.	305,000	6,536,317
Fujikura Ltd.	423,600	16,258,525
Fujimi, Inc.	11,200	315,275
Fujita Kanko, Inc.	8,500	99,422
Fujitsu Ltd.	483,400	9,657,590
Fukuda Denshi Co. Ltd.	3,400	235,558
Fukuoka Financial Group, Inc.	45,000	1,893,032
Fukuoka REIT Corp.	190	201,544
Fukuyama Transporting Co. Ltd.	4,200	142,907
Funai Soken Holdings, Inc. (b)	18,800	123,309
Furukawa Co. Ltd.	5,500	119,797
Furukawa Electric Co. Ltd.	190,000	5,529,611
Furuno Electric Co. Ltd. (b)	7,500	262,575
Fuso Chemical Co. Ltd.	16,100	445,778
Future Corp.	8,700	82,008
Fuyo General Lease Co. Ltd.	14,100	366,110
Galilei Co. Ltd.	4,800	97,314
GENDA, Inc. (a) (b)	21,600	79,874
Genky DrugStores Co. Ltd. (b)	6,600	137,056
Global One Real Estate Investment Corp. REIT	218	146,473
Glory Ltd.	9,800	235,707
GLP J-Reit	1,296	1,095,649
GMO Financial Holdings, Inc. (b)	5,300	32,089
GMO internet group, Inc.	17,800	366,021
GMO Payment Gateway, Inc. (b)	10,900	622,378
GNI Group Ltd. (a) (b)	13,500	236,567
Goldcrest Co. Ltd.	3,600	72,100
Goldwin, Inc.	17,400	232,749
GS Yuasa Corp.	21,800	867,305
GungHo Online Entertainment, Inc. (b)	10,100	136,096
Gunma Bank Ltd.	90,700	1,307,274
Gunze Ltd.	6,400	152,198
H.U. Group Holdings, Inc.	13,300	269,642
H2O Retailing Corp.	28,600	502,315
Hachijuni Nagano Bank Ltd.	104,900	1,541,631
Hakuhodo DY Holdings, Inc.	60,700	428,196
Hakuto Co. Ltd.	3,100	86,882
Halows Co. Ltd.	1,500	34,333
Hamakyorex Co. Ltd.	8,800	98,328
Security Description	Shares	Value
Hamamatsu Photonics KK	89,600	$1,472,522
Hankyu Hanshin Holdings, Inc.	64,700	1,700,652
Hankyu Hanshin REIT, Inc.	144	122,979
Hanwa Co. Ltd.	50,500	526,362
Happinet Corp. (b)	8,200	151,866
Harmonic Drive Systems, Inc.	18,400	881,932
Haseko Corp.	68,100	1,191,462
Hazama Ando Corp.	38,400	423,989
Heiwa Corp.	14,800	181,853
Heiwa Real Estate Co. Ltd.	13,400	198,537
Heiwa Real Estate REIT, Inc.	267	220,631
Heiwado Co. Ltd.	6,200	96,438
Hiday Hidaka Corp.	6,100	95,671
Hikari Tsushin, Inc.	5,000	1,092,140
Hioki EE Corp. (b)	2,100	157,379
Hirogin Holdings, Inc.	69,900	902,324
Hirose Electric Co. Ltd.	7,700	1,366,125
Hitachi Construction Machinery Co. Ltd.	28,600	924,562
Hitachi Ltd.	1,248,600	34,348,504
Hokkaido Electric Power Co., Inc. (b)	39,100	223,064
Hokuetsu Corp.	24,400	131,665
Hokuhoku Financial Group, Inc.	26,100	1,072,103
Hokuriku Electric Power Co.	36,300	194,114
Honda Motor Co. Ltd.	1,006,800	9,168,214
Horiba Ltd.	9,500	1,602,184
Hoshino Resorts REIT, Inc.	132	194,761
Hoshizaki Corp. (b)	30,400	990,420
Hosiden Corp.	11,900	197,473
House Foods Group, Inc.	13,400	308,936
Hoya Corp.	93,700	14,960,868
Hulic Co. Ltd. (b)	132,200	1,380,362
Hulic Reit, Inc.	309	295,264
Hyakugo Bank Ltd.	58,100	707,460
Hyakujushi Bank Ltd.	26,000	408,737
Ibiden Co. Ltd.	67,100	9,832,250
Ichibanya Co. Ltd. (b)	19,200	103,487
Ichigo Office REIT Investment Corp.	183	104,829
Ichigo, Inc.	57,100	154,585
Idemitsu Kosan Co. Ltd.	216,685	1,597,223
IDOM, Inc.	21,200	177,400
IHI Corp.	282,100	4,706,440
Iida Group Holdings Co. Ltd.	58,800	789,789
Iino Kaiun Kaisha Ltd. (b)	16,300	139,807
Imperial Hotel Ltd.	11,300	69,180
Inaba Denki Sangyo Co. Ltd.	24,400	408,656
Inabata & Co. Ltd.	10,200	243,507
Industrial & Infrastructure Fund Investment Corp. REIT	638	557,036
Infomart Corp. (b)	36,200	85,530
INFRONEER Holdings, Inc.	48,680	801,674
Inpex Corp.	247,300	4,968,063
Internet Initiative Japan, Inc.	29,200	574,388
See accompanying notes to financial statements.
142

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Invincible Investment Corp. REIT (b)	2,035	$748,765
Ise Chemicals Corp. (b)	8,000	219,289
Isetan Mitsukoshi Holdings Ltd.	91,000	2,305,725
Isuzu Motors Ltd.	149,100	1,972,863
Ito En Ltd.	14,500	262,432
ITOCHU Corp.	1,561,100	17,808,210
Itochu Enex Co. Ltd.	11,400	139,935
Itoham Yonekyu Holdings, Inc.	7,000	202,430
Itoki Corp.	8,700	141,480
Iwatani Corp. (b)	52,200	609,923
Iyogin Holdings, Inc.	62,600	1,212,520
Izumi Co. Ltd.	70,400	416,271
J Front Retailing Co. Ltd. (b)	71,300	1,586,784
JAC Recruitment Co. Ltd. (b)	33,200	174,452
Jaccs Co. Ltd.	3,500	75,911
JAFCO Group Co. Ltd. (b)	13,000	189,651
Japan Airlines Co. Ltd.	40,800	715,459
Japan Airport Terminal Co. Ltd.	19,900	617,968
Japan Aviation Electronics Industry Ltd.	11,800	167,788
Japan Elevator Service Holdings Co. Ltd.	46,600	498,615
Japan Excellent, Inc. REIT	341	287,445
Japan Exchange Group, Inc.	280,900	3,534,475
Japan Hotel REIT Investment Corp.	1,621	790,926
Japan Lifeline Co. Ltd.	15,700	125,098
Japan Logistics Fund, Inc. REIT	690	402,898
Japan Material Co. Ltd.	14,200	224,544
Japan Metropolitan Fund Invest REIT	2,009	1,385,688
Japan Petroleum Exploration Co. Ltd.	43,700	430,480
Japan Post Bank Co. Ltd.	491,600	9,264,856
Japan Post Holdings Co. Ltd.	475,700	6,348,521
Japan Post Insurance Co. Ltd.	155,400	1,459,579
Japan Prime Realty Investment Corp. REIT (b)	960	551,103
Japan Pulp & Paper Co. Ltd.	20,000	131,426
Japan Real Estate Investment Corp. REIT	1,740	1,239,760
Japan Securities Finance Co. Ltd.	22,000	316,345
Japan Steel Works Ltd.	17,900	845,521
Japan Tobacco, Inc.	308,400	11,408,096
Japan Wool Textile Co. Ltd. (b)	10,200	107,005
JCU Corp.	3,500	164,744
Jeol Ltd. (b)	13,800	632,580
JFE Holdings, Inc. (b)	158,000	1,516,567
JGC Holdings Corp.	61,900	953,875
JINS Holdings, Inc.	4,500	222,889
JMDC, Inc. (b)	6,900	122,143
Joyful Honda Co. Ltd. (b)	11,600	161,519
JTEKT Corp.	54,900	672,717
Juroku Financial Group, Inc.	41,500	595,465
Justsystems Corp.	7,200	162,141
Security Description	Shares	Value
JVCKenwood Corp.	33,700	$233,064
JX Advanced Metals Corp.	155,200	4,199,782
K&O Energy Group, Inc. (b)	6,000	70,180
Kadokawa Corp.	24,200	515,343
Kaga Electronics Co. Ltd.	9,900	256,142
Kagome Co. Ltd.	23,900	388,003
Kajima Corp.	111,900	4,042,928
Kakaku.com, Inc.	33,200	692,497
Kaken Pharmaceutical Co. Ltd.	5,700	134,850
Kameda Seika Co. Ltd.	4,800	36,120
Kamigumi Co. Ltd.	23,600	738,966
Kanadevia Corp.	36,800	287,335
Kanamoto Co. Ltd.	7,900	258,108
Kandenko Co. Ltd.	27,300	1,129,122
Kaneka Corp.	10,500	368,057
Kanematsu Corp.	45,400	575,863
Kansai Electric Power Co., Inc.	265,900	3,739,206
Kansai Paint Co. Ltd. (b)	41,500	676,282
Kao Corp. (b)	247,200	4,902,173
Kasumigaseki Capital Co. Ltd. (b)	2,800	116,118
Katitas Co. Ltd.	14,500	294,862
Kato Sangyo Co. Ltd.	4,900	179,689
Kawasaki Heavy Industries Ltd.	211,000	3,794,170
Kawasaki Kisen Kaisha Ltd. (b)	96,500	1,475,481
KDDI Corp.	811,400	13,704,310
KDX Realty Investment Corp. REIT	1,155	1,100,812
Keihan Holdings Co. Ltd.	26,100	511,000
Keihanshin Building Co. Ltd. (b)	12,400	82,629
Keikyu Corp.	58,000	525,488
Keio Corp.	164,500	756,887
Keisei Electric Railway Co. Ltd.	103,200	737,211
Keiyo Bank Ltd.	20,200	307,863
Kewpie Corp. (b)	26,400	709,198
Keyence Corp.	53,200	26,533,715
KH Neochem Co. Ltd. (b)	5,100	93,072
Kikkoman Corp.	184,700	1,895,583
Kinden Corp.	33,400	1,632,957
Kintetsu Group Holdings Co. Ltd. (b)	53,600	1,113,060
Kioxia Holdings Corp. (a)	88,700	48,943,953
Kirin Holdings Co. Ltd.	213,300	3,688,538
Kissei Pharmaceutical Co. Ltd.	5,900	148,476
Kitz Corp.	13,700	212,844
Kiyo Bank Ltd.	12,500	341,101
Kobayashi Pharmaceutical Co. Ltd. (b)	12,700	425,873
Kobe Bussan Co. Ltd.	43,600	708,626
Kobe Steel Ltd.	100,200	1,154,435
Koei Tecmo Holdings Co. Ltd.	25,320	235,946
Kohnan Shoji Co. Ltd. (b)	5,100	131,952
Koito Manufacturing Co. Ltd.	58,000	909,835
Kokusai Electric Corp.	53,700	3,586,608
Kokuyo Co. Ltd.	90,800	444,991
Komatsu Ltd.	240,800	9,307,526
See accompanying notes to financial statements.
143

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
KOMEDA Holdings Co. Ltd.	22,600	$386,157
Komeri Co. Ltd.	7,500	164,052
Konami Group Corp.	28,300	3,075,954
Konica Minolta, Inc.	110,200	372,453
Konishi Co. Ltd.	10,400	94,577
Konoike Transport Co. Ltd.	4,700	78,283
Kose Holdings Corp.	10,800	333,785
Koshidaka Holdings Co. Ltd.	10,700	63,203
Kotobuki Spirits Co. Ltd.	27,400	419,619
Kraftia Corp.	12,000	687,107
K's Holdings Corp.	30,200	354,075
Kubota Corp. (b)	274,500	4,535,731
Kumagai Gumi Co. Ltd.	28,000	246,190
Kumiai Chemical Industry Co. Ltd.	12,100	53,381
Kura Sushi, Inc. (b)	9,400	92,944
Kurabo Industries Ltd. (b)	3,300	202,640
Kuraray Co. Ltd. (b)	81,100	832,332
Kureha Corp. (b)	7,200	170,780
Kurita Water Industries Ltd.	29,700	1,672,264
Kusuri No. Aoki Holdings Co. Ltd.	13,900	308,404
KYB Corp.	8,200	194,752
Kyocera Corp.	326,300	7,149,388
Kyoei Steel Ltd.	3,100	33,189
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	75,585
Kyorin Pharmaceutical Co. Ltd.	12,000	85,353
Kyoritsu Maintenance Co. Ltd.	16,700	312,165
Kyoto Financial Group, Inc.	61,300	1,695,014
Kyowa Kirin Co. Ltd.	64,300	1,023,499
Kyushu Electric Power Co., Inc.	120,300	1,215,768
Kyushu Financial Group, Inc.	103,400	914,233
Kyushu Railway Co.	41,300	888,385
LaSalle Logiport REIT	496	445,568
Lasertec Corp.	22,500	6,880,480
Leopalace21 Corp.	38,400	154,049
Life Corp.	9,200	149,272
Lifenet Insurance Co. (a)	23,500	224,698
Lintec Corp.	8,700	379,529
Lion Corp.	77,900	821,778
Lixil Corp. (b)	98,100	1,088,893
LY Corp.	766,900	2,046,954
M&A Capital Partners Co. Ltd.	3,100	65,138
M3, Inc.	125,000	1,395,939
Mabuchi Motor Co. Ltd. (b)	51,200	494,437
Macnica Holdings, Inc.	37,100	717,689
Maeda Kosen Co. Ltd. (b)	11,400	123,452
Makino Milling Machine Co. Ltd.	7,000	654,669
Makita Corp.	62,400	2,223,402
Mani, Inc.	21,100	223,820
Marubeni Corp.	387,700	11,187,897
Marui Group Co. Ltd.	44,200	779,024
Maruichi Steel Tube Ltd.	50,100	578,296
Maruwa Co. Ltd.	2,500	1,089,063
Maruzen Showa Unyu Co. Ltd.	2,600	117,582
Matsuda Sangyo Co. Ltd.	1,700	59,831
Security Description	Shares	Value
Matsui Securities Co. Ltd.	30,700	$181,527
MatsukiyoCocokara & Co.	93,620	1,383,347
Matsuyafoods Holdings Co. Ltd.	2,200	64,636
Max Co. Ltd.	24,000	251,038
Maxell Ltd.	6,800	89,119
Maxvalu Tokai Co. Ltd.	1,400	27,307
Mazda Motor Corp.	171,000	1,145,261
McDonald's Holdings Co. Japan Ltd.	24,900	1,145,990
Mebuki Financial Group, Inc.	237,400	2,062,506
Medipal Holdings Corp.	49,200	793,739
Megachips Corp. (b)	1,800	116,511
Megmilk Snow Brand Co. Ltd.	9,900	221,421
Meidensha Corp.	7,900	474,899
MEIJI Holdings Co. Ltd.	65,200	1,518,024
Meiko Electronics Co. Ltd.	5,500	1,049,069
MEITEC Group Holdings, Inc.	19,700	376,606
Menicon Co. Ltd. (b)	11,500	117,388
Mercari, Inc. (a)	37,800	951,251
Metaplanet, Inc. (a) (b)	138,200	170,066
METAWATER Co. Ltd.	4,200	85,925
Micronics Japan Co. Ltd.	8,600	880,505
Milbon Co. Ltd.	6,100	99,912
Minebea Mitsumi, Inc.	100,400	2,938,024
Mirai Corp. REIT	431	110,717
Mirait One Corp.	23,300	552,519
MIRARTH Real Estate Investment Corp. REIT	247	125,685
MISUMI Group, Inc.	80,000	1,965,974
Mitani Sekisan Co. Ltd.	16,800	158,154
Mitsubishi Chemical Group Corp.	356,700	2,476,763
Mitsubishi Corp.	851,900	22,785,475
Mitsubishi Electric Corp.	526,400	19,031,696
Mitsubishi Estate Co. Ltd.	294,300	7,505,759
Mitsubishi Estate Logistics REIT Investment Corp.	348	255,874
Mitsubishi Gas Chemical Co., Inc.	40,500	1,262,907
Mitsubishi HC Capital, Inc.	252,230	2,039,257
Mitsubishi Heavy Industries Ltd.	887,100	20,009,898
Mitsubishi Logistics Corp.	69,700	661,941
Mitsubishi Materials Corp.	33,200	881,452
Mitsubishi Motors Corp. (b)	208,900	401,155
Mitsubishi Pencil Co. Ltd. (b)	5,800	96,319
Mitsubishi UFJ Financial Group, Inc.	3,020,700	59,605,506
Mitsuboshi Belting Ltd.	6,500	157,976
Mitsui & Co. Ltd.	667,300	18,463,917
Mitsui Chemicals, Inc.	104,000	1,364,910
Mitsui DM Sugar Co. Ltd.	2,500	49,454
Mitsui E&S Co. Ltd.	26,300	663,305
Mitsui Fudosan Accommodations Fund, Inc. REIT	610	457,523
Mitsui Fudosan Co. Ltd.	718,800	6,629,634
Mitsui Fudosan Logistics Park, Inc. REIT	944	626,139
Mitsui High-Tec, Inc.	21,500	126,070
See accompanying notes to financial statements.
144

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mitsui Kinzoku Co. Ltd.	16,000	$4,188,894
Mitsui OSK Lines Ltd. (b)	94,700	3,037,509
Mitsui-Soko Holdings Co. Ltd. (b)	15,700	326,896
Mitsuuroko Group Holdings Co. Ltd.	3,800	45,780
Miura Co. Ltd.	26,400	510,701
MIXI, Inc.	7,200	119,922
Mizuho Financial Group, Inc.	667,820	31,816,214
Mizuho Leasing Co. Ltd.	39,400	304,727
Mizuno Corp.	14,700	303,000
Mochida Pharmaceutical Co. Ltd.	3,500	68,697
Modec, Inc.	12,500	714,121
Monex Group, Inc.	37,700	144,746
Money Forward, Inc. (a) (b)	12,500	336,179
Monogatari Corp. (b)	8,200	239,908
MonotaRO Co. Ltd. (b)	71,200	812,869
Mori Hills REIT Investment Corp. Class C,	383	303,054
Mori Trust Reit, Inc.	646	295,326
Morinaga & Co. Ltd.	18,700	299,039
Morinaga Milk Industry Co. Ltd.	66,400	517,840
Morita Holdings Corp.	4,400	65,597
MOS Food Services, Inc. (b)	5,200	116,622
MS&AD Insurance Group Holdings, Inc.	334,100	8,716,099
MTG Co. Ltd.	3,300	151,472
Muninova Holdings, Inc.	89,200	240,391
Murata Manufacturing Co. Ltd.	457,200	32,055,339
Musashi Seimitsu Industry Co. Ltd.	10,800	259,492
Musashino Bank Ltd.	22,000	340,169
Nabtesco Corp. (b)	33,400	1,056,511
Nachi-Fujikoshi Corp.	2,300	83,919
Nagase & Co. Ltd.	80,400	576,317
Nagawa Co. Ltd. (b)	2,300	70,546
Nagoya Railroad Co. Ltd. (b)	57,400	651,787
Nakanishi, Inc.	18,500	340,348
Namura Shipbuilding Co. Ltd.	13,800	301,006
NANKAI Co. Ltd.	27,700	484,633
Nanto Bank Ltd.	28,000	303,732
NEC Corp.	354,300	8,556,391
Nexon Co. Ltd. (b)	83,900	1,107,568
Nextage Co. Ltd.	8,200	205,599
NGK Corp.	63,300	2,933,552
NH Foods Ltd.	25,900	948,671
NHK Spring Co. Ltd.	48,300	1,154,564
Nichias Corp.	44,100	1,071,804
Nichicon Corp.	9,900	252,792
Nichiha Corp.	5,200	97,425
Nichirei Corp.	57,200	764,074
NIDEC Corp.	232,600	3,785,430
Nifco, Inc.	22,500	669,220
Nihon Dengi Co. Ltd.	12,500	178,972
Nihon Kohden Corp.	51,700	454,254
Nihon M&A Center Holdings, Inc. (b)	67,400	264,043
Security Description	Shares	Value
Nihon Parkerizing Co. Ltd.	18,600	$193,982
Nikkon Holdings Co. Ltd. (b)	26,900	976,196
Nikon Corp. (b)	76,300	1,065,688
Nintendo Co. Ltd.	306,200	12,839,582
Nippn Corp.	12,600	217,539
Nippon Building Fund, Inc. REIT	2,167	1,678,667
Nippon Densetsu Kogyo Co. Ltd.	7,600	204,584
Nippon Electric Glass Co. Ltd. (b)	19,600	789,547
Nippon Express Holdings, Inc. (b)	57,000	1,769,008
Nippon Gas Co. Ltd.	26,900	475,022
Nippon Kanzai Holdings Co. Ltd.	4,000	65,245
Nippon Kayaku Co. Ltd.	46,400	568,991
Nippon Light Metal Holdings Co. Ltd.	14,500	242,760
Nippon Paint Holdings Co. Ltd. (b)	266,000	1,723,415
Nippon Paper Industries Co. Ltd.	26,300	206,484
Nippon Prologis REIT, Inc. (b)	1,902	1,015,804
NIPPON REIT Investment Corp.	388	199,819
Nippon Sanso Holdings Corp.	47,700	1,759,786
Nippon Seiki Co. Ltd.	11,200	169,525
Nippon Shinyaku Co. Ltd.	14,900	368,180
Nippon Shokubai Co. Ltd.	25,600	328,181
Nippon Soda Co. Ltd.	9,400	204,455
Nippon Steel Corp. (b)	1,317,400	4,345,535
Nippon Television Holdings, Inc.	14,900	256,195
Nippon Yusen KK (b)	112,300	3,604,103
Nipro Corp.	42,400	411,282
Nishimatsu Construction Co. Ltd.	7,700	251,479
Nishimatsuya Chain Co. Ltd. (b)	9,000	107,928
Nishi-Nippon Financial Holdings, Inc.	32,000	814,545
Nishi-Nippon Railroad Co. Ltd.	15,700	281,639
Nishio Holdings Co. Ltd.	2,900	69,946
Nissan Chemical Corp.	34,800	1,814,246
Nissan Motor Co. Ltd. (a)	612,300	1,130,226
Nissan Shatai Co. Ltd.	13,600	79,244
Nisshin Oillio Group Ltd.	22,800	258,267
Nisshin Seifun Group, Inc.	57,800	706,118
Nisshinbo Holdings, Inc.	40,400	615,228
Nissin Foods Holdings Co. Ltd. (b)	55,500	952,746
Nissui Corp.	78,900	623,335
Niterra Co. Ltd.	42,400	2,792,752
Nitori Holdings Co. Ltd.	117,500	1,745,601
Nitta Corp.	3,000	108,906
Nittetsu Mining Co. Ltd. (b)	15,500	219,446
Nitto Boseki Co. Ltd. (b)	34,000	902,692
Nitto Denko Corp.	189,100	3,688,337
Nitto Kogyo Corp.	5,500	161,252
Noevir Holdings Co. Ltd.	12,000	324,135
NOF Corp.	61,100	992,111
Nohmi Bosai Ltd.	4,800	120,794
Nojima Corp.	42,600	347,300
NOK Corp.	19,500	347,167
See accompanying notes to financial statements.
145

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nomura Co. Ltd.	11,200	$74,632
Nomura Holdings, Inc.	846,700	7,363,854
Nomura Micro Science Co. Ltd.	5,600	169,525
Nomura Real Estate Holdings, Inc.	147,200	845,387
Nomura Real Estate Master Fund, Inc. REIT	1,076	1,004,995
Nomura Research Institute Ltd.	105,200	2,972,333
Noritake Co. Ltd.	13,200	331,371
Noritsu Koki Co. Ltd. (b)	12,600	156,293
Noritz Corp.	6,800	95,562
North Pacific Bank Ltd.	74,200	508,591
NS Solutions Corp.	20,400	426,514
NS United Kaiun Kaisha Ltd. (b)	1,400	55,388
NSD Co. Ltd.	16,000	242,670
NSK Ltd.	104,500	730,423
NTN Corp.	90,000	220,175
NTT UD REIT Investment Corp.	365	305,879
NTT, Inc.	8,163,200	7,282,966
Nxera Pharma Co. Ltd. (a) (b)	13,900	84,670
Obara Group, Inc.	1,300	48,633
Obayashi Corp.	182,200	3,651,287
OBIC Business Consultants Co. Ltd.	8,200	306,860
Obic Co. Ltd.	84,700	1,992,359
Odakyu Electric Railway Co. Ltd. (b)	93,300	956,967
Ogaki Kyoritsu Bank Ltd.	8,200	366,294
Ohsho Food Service Corp. (b)	24,400	427,873
Oji Holdings Corp.	211,900	1,037,042
Okamoto Industries, Inc.	1,900	61,492
Okamura Corp.	11,300	158,940
Okasan Securities Group, Inc.	44,000	259,628
Oki Electric Industry Co. Ltd.	29,500	634,379
Okinawa Cellular Telephone Co.	9,600	216,779
OKUMA Corp.	11,000	313,029
Okumura Corp.	8,800	304,298
Olympus Corp.	296,400	3,098,499
Omron Corp.	49,100	1,752,223
Ono Pharmaceutical Co. Ltd.	108,700	1,597,143
Onward Holdings Co. Ltd.	36,300	161,929
Open House Group Co. Ltd.	20,800	1,084,889
Open Up Group, Inc. (b)	10,803	127,423
Oracle Corp. Japan	10,900	556,653
Organo Corp.	7,200	722,104
Orient Corp.	21,800	113,879
Oriental Land Co. Ltd.	291,300	4,462,926
ORIX Corp.	309,400	11,705,895
Orix JREIT, Inc.	1,554	932,257
Osaka Gas Co. Ltd.	100,300	3,367,093
Osaka Soda Co. Ltd.	17,000	197,065
OSG Corp.	18,600	415,660
Otsuka Corp. (b)	62,700	1,069,980
Otsuka Holdings Co. Ltd.	119,600	7,951,257
PAL GROUP Holdings Co. Ltd.	22,600	204,690
PALTAC Corp.	8,000	326,842
Security Description	Shares	Value
Pan Pacific International Holdings Corp.	531,100	$2,689,403
Panasonic Holdings Corp.	645,400	17,877,808
Park24 Co. Ltd.	34,800	431,025
Penta-Ocean Construction Co. Ltd.	65,800	687,656
PeptiDream, Inc. (a)	25,000	163,744
Persol Holdings Co. Ltd.	463,400	705,400
PHC Holdings Corp.	12,900	81,595
Pigeon Corp. (b)	30,600	389,831
PILLAR Corp. (b)	4,500	298,200
Pilot Corp. (b)	24,300	252,606
PKSHA Technology, Inc. (a)	3,100	50,832
Plus Alpha Consulting Co. Ltd. (b)	8,100	133,218
Pola Orbis Holdings, Inc. (b)	52,200	406,455
Prima Meat Packers Ltd.	3,400	49,371
Raito Kogyo Co. Ltd.	9,300	232,893
Raiznext Corp.	6,900	95,566
Rakus Co. Ltd.	43,000	250,076
Rakuten Bank Ltd. (a)	28,200	897,056
Rakuten Group, Inc. (a)	422,400	1,958,075
Recruit Holdings Co. Ltd.	373,700	26,051,506
Relo Group, Inc.	20,900	256,677
Renesas Electronics Corp.	488,500	14,448,359
Rengo Co. Ltd.	42,800	373,290
Resona Holdings, Inc.	585,002	7,580,460
Resonac Holdings Corp.	49,700	5,412,644
Resorttrust, Inc.	46,000	492,337
Ricoh Co. Ltd.	147,000	1,271,694
Ricoh Leasing Co. Ltd. (b)	3,600	135,561
Rigaku Holdings Corp.	30,600	470,697
Riken Keiki Co. Ltd.	7,400	168,239
Rinnai Corp.	28,500	624,098
Rohm Co. Ltd. (b)	88,300	2,925,133
Rohto Pharmaceutical Co. Ltd.	55,200	810,721
Roland Corp. (b)	4,100	104,187
Rorze Corp.	29,100	866,599
Round One Corp.	53,700	383,937
Royal Holdings Co. Ltd. (b)	15,800	118,701
RS Technologies Co. Ltd.	1,600	71,669
Ryohin Keikaku Co. Ltd.	143,200	3,118,196
Ryoyo Ryosan Holdings, Inc. (b)	8,596	141,958
S Foods, Inc.	11,800	191,820
Saizeriya Co. Ltd.	9,600	320,148
Sakai Moving Service Co. Ltd.	4,900	87,704
Sakata INX Corp. (b)	6,900	100,618
Sakata Seed Corp.	6,100	156,887
Sakura Internet, Inc.	6,500	118,222
Samty Residential Investment Corp. REIT	129	76,436
San-A Co. Ltd.	9,000	178,034
San-Ai Obbli Co. Ltd.	13,900	178,748
SanBio Co. Ltd. (a) (b)	15,300	93,951
Sangetsu Corp.	24,200	441,787
San-In Godo Bank Ltd.	38,300	537,060
See accompanying notes to financial statements.
146

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sanken Electric Co. Ltd. (a)	8,100	$566,913
Sanki Engineering Co. Ltd.	30,300	552,214
Sankyo Co. Ltd.	49,400	479,638
Sankyu, Inc.	11,300	599,816
Sanrio Co. Ltd. (b)	253,000	1,712,352
Sansan, Inc.	19,500	186,331
Santen Pharmaceutical Co. Ltd.	94,800	1,244,168
Sanwa Holdings Corp.	50,700	1,181,986
Sanyo Chemical Industries Ltd.	3,300	99,086
Sanyo Denki Co. Ltd.	6,000	240,701
Sapporo Holdings Ltd. (b)	85,500	1,067,928
Sawai Group Holdings Co. Ltd.	27,300	283,036
SBI Holdings, Inc.	159,000	2,581,763
SBS Holdings, Inc.	3,300	87,716
SCREEN Holdings Co. Ltd.	44,600	4,886,036
Secom Co. Ltd.	108,000	4,290,097
Sega Sammy Holdings, Inc.	44,000	597,631
Seibu Holdings, Inc. (b)	58,600	1,144,057
Seiko Epson Corp.	81,800	1,357,419
Seiko Group Corp.	13,800	684,375
Seino Holdings Co. Ltd.	26,300	425,590
Seiren Co. Ltd.	13,700	276,487
Sekisui Chemical Co. Ltd.	94,000	1,498,852
Sekisui House Ltd.	162,600	3,383,561
Sekisui House Reit, Inc.	1,139	536,824
Senko Group Holdings Co. Ltd.	36,600	440,934
Senshu Electric Co. Ltd.	2,700	116,788
Senshu Ikeda Holdings, Inc.	67,600	406,785
Septeni Holdings Co. Ltd.	11,000	30,118
Seria Co. Ltd.	9,800	219,185
Seven & i Holdings Co. Ltd.	533,100	6,419,177
Seven Bank Ltd. (b)	148,600	257,290
SG Holdings Co. Ltd.	69,700	661,726
Sharp Corp. (a) (b)	71,800	287,730
Shibaura Machine Co. Ltd. (b)	3,800	105,215
Shibaura Mechatronics Corp.	18,000	511,675
Shibuya Corp.	3,500	95,401
SHIFT, Inc. (a) (b)	53,000	219,794
Shiga Bank Ltd.	45,000	721,274
Shikoku Electric Power Co., Inc.	47,000	425,104
Shikoku Kasei Holdings Corp. (b)	13,200	286,294
Shimadzu Corp.	66,700	1,689,200
Shimamura Co. Ltd.	35,100	721,329
Shimano, Inc.	21,300	2,273,180
Shimizu Corp.	139,800	2,193,017
Shin Nippon Air Technologies Co. Ltd.	5,200	119,982
Shinagawa Refra Co. Ltd.	5,900	69,882
Shin-Etsu Chemical Co. Ltd.	466,800	20,128,192
Shin-Etsu Polymer Co. Ltd.	10,100	149,208
Shinmaywa Industries Ltd.	11,300	139,403
Shinnihon Corp.	5,800	73,658
Shionogi & Co. Ltd.	212,200	3,641,445
Ship Healthcare Holdings, Inc.	27,700	369,163
Shiseido Co. Ltd. (b)	113,300	1,825,069
Shizuoka Financial Group, Inc.	123,200	2,293,063
Security Description	Shares	Value
Shizuoka Gas Co. Ltd.	8,100	$62,398
SHO-BOND Holdings Co. Ltd. (b)	43,600	335,065
Shochiku Co. Ltd. (b)	2,800	181,240
Showa Sangyo Co. Ltd.	4,800	100,120
Simplex Holdings, Inc.	41,200	237,529
Sinfonia Technology Co. Ltd.	6,300	617,499
Sinko Industries Ltd.	12,300	94,828
SKY Perfect JSAT Corp. (b)	28,000	461,197
Skylark Holdings Co. Ltd. (b)	68,200	1,176,217
SMC Corp.	15,700	6,885,685
SMS Co. Ltd.	15,100	207,558
Socionext, Inc. (b)	54,900	861,882
SoftBank Corp.	7,959,500	10,191,490
SoftBank Group Corp.	1,031,000	37,827,122
Sojitz Corp.	58,520	1,861,910
Sompo Holdings, Inc.	228,600	8,774,077
Sony Financial Group, Inc.	1,732,500	1,523,299
Sony Group Corp.	1,649,300	33,285,365
SOSiLA Logistics REIT, Inc.	112	78,147
Sotetsu Holdings, Inc.	18,600	284,393
Square Enix Holdings Co. Ltd.	66,900	992,026
Stanley Electric Co. Ltd.	33,400	722,357
Star Asia Investment Corp. REIT	721	243,993
Starts Corp., Inc.	6,800	189,743
Subaru Corp.	146,800	2,158,757
Sugi Holdings Co. Ltd.	27,700	536,871
SUMCO Corp.	95,000	2,355,053
Sumitomo Bakelite Co. Ltd.	19,800	908,102
Sumitomo Chemical Co. Ltd.	393,700	1,243,901
Sumitomo Corp.	1,138,800	10,853,722
Sumitomo Electric Industries Ltd.	791,600	14,256,349
Sumitomo Forestry Co. Ltd. (b)	125,400	1,042,010
Sumitomo Heavy Industries Ltd.	33,500	1,042,566
Sumitomo Metal Mining Co. Ltd.	68,200	3,134,200
Sumitomo Mitsui Financial Group, Inc.	1,014,300	39,604,663
Sumitomo Mitsui Trust Group, Inc.	176,900	6,592,729
Sumitomo Osaka Cement Co. Ltd.	7,800	291,363
Sumitomo Pharma Co. Ltd. (a)	74,000	683,427
Sumitomo Realty & Development Co. Ltd.	170,500	3,924,569
Sumitomo Rubber Industries Ltd. (b)	52,100	667,739
Sumitomo Warehouse Co. Ltd.	10,700	245,898
Sun Corp. (b)	4,900	258,680
Sun Frontier Fudousan Co. Ltd.	5,800	86,683
Sundrug Co. Ltd.	19,000	444,824
Suntory Beverage & Food Ltd. (b)	37,900	1,048,677
Suruga Bank Ltd.	34,300	513,260
Suzuken Co. Ltd.	19,100	580,081
Suzuki Motor Corp.	425,300	5,117,208
SWCC Corp.	7,700	638,173
Synspective, Inc. (a)	14,500	109,915
See accompanying notes to financial statements.
147

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sysmex Corp.	152,400	$1,378,891
Systena Corp.	63,300	154,234
T Hasegawa Co. Ltd.	6,800	133,469
T&D Holdings, Inc.	128,800	3,809,516
Tadano Ltd.	23,700	184,613
Taihei Dengyo Kaisha Ltd.	9,300	145,973
Taiheiyo Cement Corp.	31,800	776,975
Taikisha Ltd.	10,200	311,601
Taisei Corp.	41,100	3,603,599
Taiyo Holdings Co. Ltd.	21,400	653,883
Taiyo Yuden Co. Ltd.	33,500	4,153,361
Takamatsu Construction Group Co. Ltd.	4,800	106,027
Takara Holdings, Inc. (b)	35,500	489,388
Takara Standard Co. Ltd.	13,200	251,777
Takasago International Corp.	14,500	99,834
Takasago Thermal Engineering Co. Ltd.	23,200	725,442
Takashimaya Co. Ltd.	70,300	1,082,886
Takeda Pharmaceutical Co. Ltd.	441,038	13,988,930
Takeuchi Manufacturing Co. Ltd.	7,700	334,958
Takuma Co. Ltd.	13,400	298,465
Tama Home Co. Ltd. (b)	4,400	82,030
Tamron Co. Ltd.	30,400	216,041
TBS Holdings, Inc.	7,400	283,433
TDK Corp.	535,100	11,753,927
Teijin Ltd.	50,400	504,233
Tekscend Photomask Corp.	12,200	325,033
Terumo Corp.	363,000	4,989,645
THK Co. Ltd. (b)	33,400	1,504,721
Timee, Inc. (a) (b)	7,900	73,981
TIS, Inc.	59,900	1,167,225
TKC Corp.	10,100	212,223
Toa Corp.	14,900	189,866
Toagosei Co. Ltd. (b)	18,700	200,261
Tobu Railway Co. Ltd.	53,300	958,760
Tocalo Co. Ltd.	12,500	249,577
Toda Corp.	54,600	547,092
Toei Animation Co. Ltd.	17,800	266,576
Toei Co. Ltd.	11,200	397,625
Toenec Corp.	6,000	82,916
Toho Bank Ltd.	30,200	144,194
Toho Co. Ltd.	147,000	1,176,271
Toho Gas Co. Ltd.	80,000	598,062
Toho Holdings Co. Ltd. (b)	14,500	348,393
Tohoku Electric Power Co., Inc.	126,500	828,545
Tokai Carbon Co. Ltd.	54,900	579,148
TOKAI Holdings Corp.	21,100	149,170
Tokai Rika Co. Ltd.	11,200	203,843
Tokai Tokyo Financial Holdings, Inc.	41,500	192,530
Token Corp.	1,100	85,821
Tokio Marine Holdings, Inc.	507,900	22,506,665
Tokuyama Corp.	17,600	529,435
Tokyo Century Corp.	40,000	613,321
Security Description	Shares	Value
Tokyo Electric Power Co. Holdings, Inc. (a) (b)	432,400	$1,227,295
Tokyo Electron Device Ltd.	4,600	109,817
Tokyo Electron Ltd.	126,500	60,049,069
Tokyo Gas Co. Ltd.	88,400	3,329,312
Tokyo Kiraboshi Financial Group, Inc.	52,000	575,911
Tokyo Metro Co. Ltd. (b)	76,900	672,594
Tokyo Ohka Kogyo Co. Ltd.	28,700	1,998,979
Tokyo Seimitsu Co. Ltd.	12,300	1,523,452
Tokyo Steel Manufacturing Co. Ltd.	15,900	164,845
Tokyo Tatemono Co. Ltd. (b)	50,600	1,026,166
Tokyotokeiba Co. Ltd.	3,400	100,834
Tokyu Construction Co. Ltd.	21,300	153,599
Tokyu Corp.	140,100	1,443,886
Tokyu Fudosan Holdings Corp.	163,100	1,301,087
Tokyu REIT, Inc.	280	318,548
TOMONY Holdings, Inc.	28,300	152,884
Tomy Co. Ltd. (b)	23,900	468,515
TOPPAN Holdings, Inc.	65,300	2,051,109
Topre Corp.	7,000	113,835
Toray Industries, Inc.	384,100	2,664,653
Toridoll Holdings Corp. (b)	23,200	548,863
Tosei Corp.	11,400	118,822
Toshiba TEC Corp.	9,200	160,593
Tosoh Corp.	78,200	1,408,346
Totech Corp.	5,300	135,007
Totetsu Kogyo Co. Ltd.	5,700	147,826
TOTO Ltd.	40,500	2,145,796
Towa Corp. (b)	12,900	265,104
Towa Pharmaceutical Co. Ltd.	5,600	131,451
Toyo Seikan Group Holdings Ltd.	30,200	758,693
Toyo Suisan Kaisha Ltd.	24,100	1,539,938
Toyo Tanso Co. Ltd. (b)	3,700	167,556
Toyo Tire Corp. (b)	32,700	750,073
Toyobo Co. Ltd.	22,500	221,089
Toyoda Gosei Co. Ltd.	26,100	821,100
Toyota Boshoku Corp.	23,400	306,097
Toyota Motor Corp.	2,633,840	44,160,677
Toyota Tsusho Corp.	177,400	6,525,133
Transcosmos, Inc.	3,700	81,843
TRE Holdings Corp. (b)	5,800	74,514
Trend Micro, Inc.	36,900	1,358,165
Tri Chemical Laboratories, Inc.	5,600	120,080
Trial Holdings, Inc. (b)	8,700	160,162
Trusco Nakayama Corp.	8,700	121,728
TS Tech Co. Ltd.	24,500	261,846
Tsubakimoto Chain Co.	17,400	273,432
Tsuburaya Fields Holdings, Inc.	10,000	85,402
Tsugami Corp.	12,500	617,597
Tsumura & Co.	15,600	356,969
Tsuruha Holdings, Inc.	61,775	782,236
Tsurumi Manufacturing Co. Ltd.	6,600	94,010
TV Asahi Holdings Corp.	5,000	96,601
UACJ Corp.	48,800	765,967
See accompanying notes to financial statements.
148

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
UBE Corp. (b)	18,700	$365,888
Ulvac, Inc.	13,200	840,203
Umios Corp.	27,600	222,125
U-Next Holdings Co. Ltd. (b)	16,800	170,352
Unicharm Corp. (b)	311,300	1,807,369
Union Tool Co. (b)	2,400	332,552
United Super Markets Holdings, Inc.	23,700	116,659
United Urban Investment Corp. REIT	930	927,568
Ushio, Inc.	17,800	491,533
USS Co. Ltd.	116,400	1,362,566
UT Group Co. Ltd.	96,000	102,187
Valor Holdings Co. Ltd.	7,600	182,138
Visional, Inc. (a) (b)	6,800	326,015
Wacoal Holdings Corp. (b)	12,700	343,824
Wacom Co. Ltd.	24,300	115,276
Wakita & Co. Ltd.	7,000	74,469
West Holdings Corp.	5,510	80,790
West Japan Railway Co.	114,900	1,926,488
WingArc1st, Inc.	3,500	50,478
Workman Co. Ltd.	5,800	243,384
Yakult Honsha Co. Ltd.	70,000	1,182,710
YAMABIKO Corp.	6,300	146,331
Yamada Holdings Co. Ltd.	150,600	609,442
Yamaguchi Financial Group, Inc.	49,400	867,483
Yamaha Corp.	139,500	980,641
Yamaha Motor Co. Ltd. (b)	261,500	1,975,831
Yamanashi Chuo Bank Ltd.	7,100	269,977
Yamato Holdings Co. Ltd.	65,300	737,073
Yamato Kogyo Co. Ltd.	10,900	813,853
Yamazaki Baking Co. Ltd.	32,000	631,435
Yamazen Corp.	14,000	144,802
Yaskawa Electric Corp.	65,200	2,819,015
Yellow Hat Ltd.	23,200	251,235
Yodoko Ltd. (b)	22,000	174,078
Yokogawa Bridge Holdings Corp.	6,900	120,572
Yokogawa Electric Corp.	64,200	2,225,916
Yokohama Financial Group, Inc.	297,900	3,175,584
Yokohama Rubber Co. Ltd.	33,600	1,497,399
Yonex Co. Ltd.	14,000	199,071
Yoshinoya Holdings Co. Ltd.	17,700	341,095
Yuasa Co. Ltd.	3,200	104,156
Yurtec Corp.	5,500	81,658
Zacros Corp.	10,800	91,503
Zenkoku Hosho Co. Ltd.	27,400	513,018
Zensho Holdings Co. Ltd. (b)	27,300	1,354,712
Zeon Corp.	34,200	495,561
ZERIA Pharmaceutical Co. Ltd.	2,600	32,651
Zojirushi Corp.	9,400	77,155
ZOZO, Inc.	115,200	814,427
Zuken, Inc.	3,500	98,954
		1,799,187,633
JERSEY — 0.0% *
JTC PLC (e)	42,009	738,215
Security Description	Shares	Value
KUWAIT — 0.2%
Agility Global PLC	1,135,586	$544,178
Agility Public Warehousing Co. KSCC	402,690	187,177
Al Ahli Bank of Kuwait KSCP	309,698	259,914
Ali Alghanim Sons Automotive Co. KSCC	157,203	447,557
Arabi Group Holding KSC (a) (c)	198,460	184,975
Boubyan Bank KSCP	412,781	844,749
Boubyan Petrochemicals Co. KSCP (a)	96,096	215,270
Boursa Kuwait Securities Co. KPSC	53,839	503,459
Burgan Bank SAK	284,153	168,767
Commercial Real Estate Co. KSC	293,404	183,733
Gulf Bank KSCP	547,415	623,749
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	110,597
Humansoft Holding Co. KSC	24,729	190,776
Kuwait Finance House KSCP	3,012,068	7,457,250
Kuwait International Bank KSCP	266,479	222,783
Kuwait Projects Co. Holding KSCP	608,890	151,731
Kuwait Real Estate Co. KSC (a)	136,375	154,071
Kuwait Telecommunications Co.	187,081	398,559
Mabanee Co. KPSC	201,286	599,700
Mezzan Holding Co. KSCC	29,758	102,203
Mobile Telecommunications Co. KSCP	473,369	932,069
National Bank of Kuwait SAKP	2,377,026	6,184,258
National Industries Group Holding SAK	492,876	377,055
National Investments Co. KSCP	53,192	45,157
National Real Estate Co. KPSC (a)	195,244	76,257
Salhia Real Estate Co. KSCP	326,767	417,688
Warba Bank KSCP	1,038,339	935,108
		22,518,790
LUXEMBOURG — 0.1%
Aperam SA	11,706	569,600
ArcelorMittal SA	119,563	7,203,900
CVC Capital Partners PLC (b) (e)	55,397	804,993
Eurofins Scientific SE	33,516	2,627,140
Reinet Investments SCA	43,368	1,199,751
RTL Group SA	10,497	373,838
SES SA	96,430	789,930
		13,569,152
MACAU — 0.0% *
Galaxy Entertainment Group Ltd.	550,000	2,063,364
MGM China Holdings Ltd.	284,800	368,255
Sands China Ltd.	638,000	1,061,699
SJM Holdings Ltd. (a) (b)	521,249	97,044
See accompanying notes to financial statements.
149

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Wynn Macau Ltd.	355,200	$228,736
		3,819,098
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd.	234,482	273,155
AMMB Holdings Bhd.	937,800	1,465,061
Axis Real Estate Investment Trust	601,686	301,027
Bank Islam Malaysia Bhd.	65,900	34,102
Bursa Malaysia Bhd.	132,900	277,045
Carlsberg Brewery Malaysia Bhd. Class B	27,200	109,667
CelcomDigi Bhd.	1,322,300	865,859
CIMB Group Holdings Bhd.	2,400,560	4,362,514
Dialog Group Bhd.	889,900	405,938
Eco World Development Group Bhd.	345,800	186,575
Fraser & Neave Holdings Bhd.	40,800	279,371
Frontken Corp. Bhd.	431,300	524,647
Gamuda Bhd.	1,231,885	1,320,254
Genting Bhd.	683,000	361,810
Greatech Technology Bhd. (a)	76,600	49,032
Hartalega Holdings Bhd.	334,300	81,167
Heineken Malaysia Bhd.	28,800	137,166
Hong Leong Bank Bhd.	183,932	965,333
IGB Real Estate Investment Trust	356,900	241,580
IHH Healthcare Bhd.	518,100	1,067,330
IJM Corp. Bhd.	1,498,600	830,616
Inari Amertron Bhd.	1,040,400	576,653
IOI Corp. Bhd.	696,600	720,945
IOI Properties Group Bhd.	371,500	358,972
ITMAX SYSTEM Bhd.	183,300	219,376
Kossan Rubber Industries Bhd.	400,400	101,143
KPJ Healthcare Bhd.	431,700	344,090
Kuala Lumpur Kepong Bhd.	118,976	617,421
Mah Sing Group Bhd.	274,800	65,709
Malakoff Corp. Bhd.	123,000	25,188
Malayan Banking Bhd.	1,710,165	4,521,295
Malaysian Pacific Industries Bhd.	23,900	291,079
Maxis Bhd.	577,200	478,464
MBSB Bhd.	371,600	58,326
Mega First Corp. Bhd.	55,600	39,271
MISC Bhd.	393,200	752,167
Mr. DIY Group M Bhd. (e)	821,400	330,373
Pavilion Real Estate Investment Trust	1,009,000	423,149
Petronas Chemicals Group Bhd.	877,000	871,085
Petronas Gas Bhd.	233,200	999,715
PPB Group Bhd.	148,480	338,290
Press Metal Aluminium Holdings Bhd.	1,285,600	2,421,437
Public Bank Bhd.	4,205,000	4,950,092
QL Resources Bhd.	418,125	384,542
RHB Bank Bhd.	512,995	1,041,716
Sam Engineering & Equipment M Bhd.	105,400	131,831
Security Description	Shares	Value
Scientex Bhd.	136,600	$124,958
SD Guthrie Bhd.	631,643	926,358
Sime Darby Bhd.	671,935	352,653
Sime Darby Property Bhd.	527,135	186,162
SP Setia Bhd. Group	891,014	211,964
Sunway Bhd.	863,200	1,088,129
Sunway Construction Group Bhd.	324,800	591,849
Sunway Real Estate Investment Trust	449,800	243,791
Syarikat Takaful Malaysia Keluarga Bhd.	38,589	30,663
Tanco Holdings Bhd. (a)	464,800	19,948
Telekom Malaysia Bhd.	303,486	553,755
Tenaga Nasional Bhd.	764,500	2,677,391
TIME dotCom Bhd.	205,200	310,505
Top Glove Corp. Bhd.	1,121,000	188,322
Unisem M Bhd.	150,000	174,739
United Plantations Bhd.	50,550	410,103
ViTrox Corp. Bhd.	141,200	268,722
Yinson Holdings Bhd.	199,636	93,025
YTL Power International Bhd.	822,200	842,868
Zetrix Ai Bhd.	1,127,541	210,161
		44,707,644
MEXICO — 0.6%
Alpek SAB de CV (a)	262,386	192,055
Alsea SAB de CV (b)	110,500	289,629
America Movil SAB de CV	4,169,000	5,403,983
Arca Continental SAB de CV (b)	137,400	1,647,974
Banco del Bajio SA (b) (e)	171,900	556,022
Bolsa Mexicana de Valores SAB de CV	119,400	238,134
Cemex SAB de CV (b)	4,123,964	4,956,191
Coca-Cola Femsa SAB de CV (b)	157,895	1,670,689
Concentradora Fibra Danhos SA de CV REIT	88,800	145,902
Controladora Vuela Cia de Aviacion SAB de CV Class A (a) (b)	121,800	113,827
Corp. Inmobiliaria Vesta SAB de CV (b)	201,200	691,210
Fibra Uno Administracion SA de CV REIT	847,700	1,453,928
Fomento Economico Mexicano SAB de CV (b)	469,500	5,990,416
Fresnillo PLC	62,618	2,278,037
Genomma Lab Internacional SAB de CV Class B (b)	262,900	226,133
Gentera SAB de CV	278,600	604,274
Gruma SAB de CV Class B (b)	43,260	695,527
Grupo Aeroportuario del Centro Norte SAB de CV (b)	67,254	953,054
Grupo Aeroportuario del Pacifico SAB de CV Class B (b)	104,325	2,640,462
Grupo Aeroportuario del Sureste SAB de CV Class B (b)	44,985	1,375,545
See accompanying notes to financial statements.
150

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Grupo Bimbo SAB de CV (b)	367,300	$1,201,299
Grupo Carso SAB de CV (b)	137,810	1,030,711
Grupo Financiero Banorte SAB de CV Class O	666,200	7,036,871
Grupo Financiero Inbursa SAB de CV Class O (b)	375,800	893,812
Grupo Mexico SAB de CV	817,100	9,270,014
Grupo Televisa SAB (a) (b)	583,400	319,516
Industrias Penoles SAB de CV	55,120	2,410,880
Kimberly-Clark de Mexico SAB de CV Class A (b)	468,000	1,037,307
La Comer SAB de CV (b)	4,141	8,399
Megacable Holdings SAB de CV (b)	96,400	346,072
Orbia Advance Corp. SAB de CV (a)	234,557	302,966
Prologis Property Mexico SA de CV REIT	314,765	1,365,610
Promotora y Operadora de Infraestructura SAB de CV	40,570	644,918
Qualitas Controladora SAB de CV (b)	45,500	456,282
Regional SAB de CV	59,300	454,920
Sigma Foods SAB de CV (b)	853,363	784,320
Southern Copper Corp. (b)	24,964	4,350,227
Wal-Mart de Mexico SAB de CV (b)	1,506,800	4,429,748
		68,466,864
MOROCCO — 0.0% *
Aya Gold & Silver, Inc. (a)	42,900	812,190
NETHERLANDS — 3.2%
Aalberts NV	26,298	1,171,992
ABN AMRO Bank NV Dutch Certificate	174,027	7,397,522
Adyen NV (a) (e)	7,559	7,090,065
Akzo Nobel NV	48,342	3,279,687
AMG Critical Materials NV	8,447	316,185
Arcadis NV	19,083	733,508
Argenx SE (a)	17,241	15,994,022
ASM International NV	13,202	15,101,395
ASML Holding NV	110,301	217,080,836
ASR Nederland NV	44,424	3,354,169
Basic-Fit NV (a) (e)	13,055	486,581
BE Semiconductor Industries NV	20,056	6,583,211
Corbion NV	12,908	297,220
Eurocommercial Properties NV REIT	12,615	393,741
Euronext NV (e)	21,683	3,470,625
EXOR NV	23,788	1,822,187
Flow Traders Ltd. (a)	8,122	239,762
Fugro NV (b)	29,941	323,488
Havas NV	19,961	389,105
Heineken Holding NV	36,688	2,799,855
Heineken NV	77,116	6,489,071
IMCD NV	16,731	1,511,156
ING Groep NV	823,160	26,040,760
Security Description	Shares	Value
Koninklijke Ahold Delhaize NV	244,733	$9,854,671
Koninklijke BAM Groep NV	74,064	1,038,991
Koninklijke Heijmans NV Dutch Certificate	6,327	824,637
Koninklijke KPN NV	1,100,802	5,431,889
Koninklijke Philips NV	209,619	5,694,260
Koninklijke Vopak NV (b)	15,566	812,237
Magnum Ice Cream Co. NV (a) (b)	138,894	2,417,710
Nebius Group NV (a) (b)	59,400	16,404,498
NN Group NV	73,558	6,447,019
OCI NV (a)	56,866	262,010
Pharming Group NV (a) (b)	152,999	210,258
Pharvaris NV (a)	3,300	114,114
PostNL NV (b)	122,243	128,510
Randstad NV	28,676	826,517
Redcare Pharmacy NV (a) (e)	4,128	311,254
SBM Offshore NV	38,120	1,322,296
Sligro Food Group NV	9,778	126,325
TKH Group NV Dutch Certificate	10,573	527,767
TomTom NV (a)	14,221	75,474
Universal Music Group NV	298,415	6,253,791
Van Lanschot Kempen NV Dutch Certificate	7,795	592,204
Wereldhave NV REIT	8,129	184,948
Wolters Kluwer NV	62,352	4,023,441
		386,250,964
NEW ZEALAND — 0.1%
Air New Zealand Ltd.	679,148	169,987
Auckland International Airport Ltd.	566,282	2,689,781
Contact Energy Ltd.	224,403	1,189,713
Fisher & Paykel Healthcare Corp. Ltd. Class C	166,731	3,699,900
Fletcher Building Ltd. (a) (b)	409,720	790,104
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd. REIT	225,549	260,456
Infratil Ltd. (b)	267,431	2,347,337
Kiwi Property Group Ltd. REIT	293,871	158,810
Mercury NZ Ltd.	225,162	883,775
Meridian Energy Ltd.	391,481	1,296,079
Ryman Healthcare Ltd. (a) (b)	189,506	243,629
Spark New Zealand Ltd. (b)	472,851	504,340
Xero Ltd. (a)	46,676	2,335,388
		16,569,299
NIGERIA — 0.0% *
Airtel Africa PLC (e)	248,066	1,078,608
NORWAY — 0.4%
Aker ASA Class A	5,939	688,997
Aker BP ASA	93,909	2,877,390
Aker Solutions ASA	78,663	353,747
Austevoll Seafood ASA	24,300	190,314
AutoStore Holdings Ltd. (a) (e)	316,776	395,990
Bluenord ASA	6,296	317,170
See accompanying notes to financial statements.
151

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
BW Offshore Ltd.	28,194	$124,794
DNB Bank ASA	252,221	7,511,447
DNO ASA	116,876	192,992
DOF Group ASA	39,363	452,284
Elkem ASA (a) (e)	84,239	272,241
Elopak ASA	35,535	126,225
Entra ASA (e)	14,424	153,926
Equinor ASA	210,408	6,665,950
Europris ASA (e)	43,267	386,082
Frontline PLC	39,003	1,353,507
Gjensidige Forsikring ASA	52,942	1,432,759
Hoegh Autoliners ASA	28,308	414,515
Kitron ASA	81,053	873,968
Kongsberg Gruppen ASA	122,425	3,690,504
Kongsberg Maritime AS (a)	122,425	633,930
Leroy Seafood Group ASA	69,854	270,366
LINK Mobility Group Holding ASA (a)	100,000	255,470
Mowi ASA	144,133	2,662,575
MPC Container Ships ASA	99,639	255,252
Norbit ASA	11,552	197,524
Norconsult Norge AS	26,234	95,440
Nordic Semiconductor ASA (a)	48,480	892,634
Norsk Hydro ASA	372,265	3,378,242
Norwegian Air Shuttle ASA	205,409	305,970
Odfjell Drilling Ltd.	25,322	214,439
Odfjell SE Class A	11,750	123,728
Orkla ASA	202,565	2,133,017
Protector Forsikring ASA	15,594	752,004
Salmar ASA	17,428	815,790
SpareBank 1 Nord Norge	25,407	392,832
Sparebank 1 Oestlandet	12,667	242,293
SpareBank 1 SMN	34,263	650,947
SpareBank 1 Sor-Norge ASA	54,663	1,068,347
Stolt-Nielsen Ltd.	6,169	181,725
Storebrand ASA	137,729	2,586,029
Telenor ASA	184,973	2,650,616
TGS ASA	51,813	674,923
TOMRA Systems ASA	59,145	568,409
Var Energi ASA	52,872	220,080
Vend Marketplaces ASA Class B	49,681	1,194,894
Wallenius Wilhelmsen ASA	37,434	496,699
Wilh Wilhelmsen Holding ASA Class A	3,283	227,924
		52,616,901
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	46,200	1,353,198
Credicorp Ltd.	18,400	7,168,272
Hochschild Mining PLC	88,519	543,494
Intercorp Financial Services, Inc.	9,200	524,032
		9,588,996
PHILIPPINES — 0.1%
Aboitiz Equity Ventures, Inc.	290,900	155,949
Alliance Global Group, Inc.	450,900	58,778
Security Description	Shares	Value
AREIT, Inc.	282,100	$171,687
Ayala Corp.	59,470	405,059
Ayala Land, Inc.	1,649,200	397,721
Bank of the Philippine Islands	741,210	1,159,462
BDO Unibank, Inc.	700,413	1,352,435
Century Pacific Food, Inc.	641,200	323,891
Converge Information & Communications Technology Solutions, Inc.	546,900	90,185
DigiPlus Interactive Corp.	347,900	66,326
DMCI Holdings, Inc.	571,200	69,806
GT Capital Holdings, Inc.	21,337	168,624
International Container Terminal Services, Inc.	274,690	3,983,609
JG Summit Holdings, Inc.	515,090	222,419
Jollibee Foods Corp.	127,680	279,827
LT Group, Inc.	314,800	76,533
Manila Electric Co.	63,940	593,870
Manila Water Co., Inc.	223,300	127,350
Megaworld Corp.	1,365,000	46,264
Metropolitan Bank & Trust Co.	429,496	454,900
PLDT, Inc.	20,290	373,598
Puregold Price Club, Inc.	338,780	224,124
Robinsons Land Corp.	375,144	100,617
Semirara Mining & Power Corp.	150,000	56,216
SM Investments Corp.	58,325	560,726
SM Prime Holdings, Inc.	2,798,600	825,398
Synergy Grid & Development Phils, Inc.	202,800	97,484
Universal Robina Corp.	280,030	282,905
		12,725,763
POLAND — 0.3%
Alior Bank SA	22,775	787,675
Allegro.eu SA (a) (e)	171,435	1,724,680
Asseco Poland SA	16,630	739,509
Auto Partner SA (b)	20,329	135,748
Bank Handlowy w Warszawie SA	4,101	133,105
Bank Millennium SA (a)	139,551	725,999
Bank Polska Kasa Opieki SA	48,765	2,968,310
Benefit Systems SA (a)	964	1,249,480
Budimex SA (b)	4,169	817,640
CD Projekt SA (a)	17,445	1,041,451
Cyfrowy Polsat SA (a) (b)	52,228	210,157
Diagnostyka SA	6,125	283,042
Dino Polska SA (a) (e)	137,150	1,036,237
Enea SA	55,046	283,808
Erste Bank Polska SA	10,237	1,755,529
Grupa Azoty SA (a) (b)	49,998	255,387
Grupa Kety SA	2,511	805,636
InPost SA (a)	70,886	1,248,888
Jastrzebska Spolka Weglowa SA (a) (b)	14,458	95,929
KGHM Polska Miedz SA	41,789	3,682,671
KRUK SA	3,866	434,235
LPP SA	312	1,517,315
mBank SA (a)	4,896	1,776,646
See accompanying notes to financial statements.
152

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Modivo SA (a) (b)	15,574	$373,476
Orange Polska SA	136,372	519,533
ORLEN SA	158,755	5,346,950
Pepco Group NV	35,850	346,497
PGE Polska Grupa Energetyczna SA (a)	203,171	510,245
Powszechna Kasa Oszczednosci Bank Polski SA	225,841	6,196,906
Powszechny Zaklad Ubezpieczen SA	152,665	2,665,144
Tauron Polska Energia SA	320,278	776,230
XTB SA (e)	27,082	770,632
Zabka Group SA (a)	93,275	674,962
		41,889,652
PORTUGAL — 0.1%
Altri SGPS SA (b)	11,642	63,224
Banco Comercial Portugues SA Class R	2,353,663	2,785,126
Corticeira Amorim SGPS SA (b)	17,838	130,319
CTT-Correios de Portugal SA	16,915	111,876
EDP SA	871,004	4,561,847
Galp Energia SGPS SA	112,655	2,401,447
Jeronimo Martins SGPS SA	78,507	1,504,328
Mota-Engil SGPS SA (b)	18,415	98,195
Navigator Co. SA (b)	56,434	208,145
NOS SGPS SA	58,370	336,675
REN - Redes Energeticas Nacionais SGPS SA	101,023	436,011
Semapa-Sociedade de Investimento e Gestao	5,579	129,483
Sonae SGPS SA	327,287	753,987
		13,520,663
QATAR — 0.2%
Al Meera Consumer Goods Co. QSC	72,377	266,568
Al Rayan Bank	1,789,683	1,009,615
Baladna (a)	311,201	111,369
Barwa Real Estate Co.	488,520	316,646
Commercial Bank PSQC	854,806	950,593
Doha Bank QPSC	624,132	531,224
Dukhan Bank	467,458	428,685
Estithmar Holding QPSC (a)	383,368	465,390
Gulf International Services QSC	825,246	483,226
Industries Qatar QSC	396,374	1,197,505
Mesaieed Petrochemical Holding Co.	1,679,516	535,083
Nebras Energy	119,929	471,350
Ooredoo QPSC	224,764	817,941
Qatar Aluminum Manufacturing Co.	766,785	347,065
Qatar Fuel QSC	158,861	615,199
Qatar Gas Transport Co. Ltd.	714,376	842,693
Qatar International Islamic Bank QSC	268,177	818,304
Qatar Islamic Bank QPSC	473,189	2,839,654
Qatar National Bank QPSC	1,293,305	6,127,303
Security Description	Shares	Value
Qatar Navigation QSC	255,603	$714,649
United Development Co. QSC	1,537,116	365,598
Vodafone Qatar PQSC	302,258	219,990
		20,475,650
ROMANIA — 0.0% *
NEPI Rockcastle NV	192,715	1,722,207
RUSSIA — 0.0%
Novatek PJSC GDR (a) (c)	286	—
PhosAgro PJSC (a) (c)	135	—
PhosAgro PJSC GDR (a) (c)	20,976	—
Polyus PJSC GDR (a) (c)	1,062	—
Severstal PAO (a) (c)	6,045	—
Sistema PJSFC GDR (a) (c)	40,100	—
TCS Group Holding PLC GDR (a) (c)	1,787	—
VK IPJSC GDR (a) (c)	17,475	—
		—
SAUDI ARABIA — 0.8%
Abdullah Al Othaim Markets Co.	90,217	140,709
ACWA Power Co. (a)	41,395	2,137,398
Ades Holding Co.	83,356	413,097
Advanced Petrochemical Co. (a)	32,252	203,785
Al Babtain Power & Telecommunication Co.	8,541	147,078
Al Hammadi Holding	27,000	194,171
Al Majed for Oud Co.	8,019	279,167
Al Masane Al Kobra Mining Co.	10,480	198,599
Al Moammar Information Systems Co.	3,626	224,671
Al Rajhi Bank	797,571	13,989,122
Al Rajhi Co. for Co-operative Insurance (a)	21,044	290,691
Al Rajhi REIT	104,183	227,100
Al-Dawaa Medical Services Co.	6,646	76,946
Aldrees Petroleum & Transport Services Co.	16,050	486,985
Alinma Bank	398,880	2,594,652
AlKhorayef Water & Power Technologies Co.	5,225	153,807
Almarai Co. JSC	143,043	1,731,501
Almoosa Health Co.	4,642	147,024
Almunajem Foods Co.	3,218	52,931
AlSaif Stores For Development & Investment Co.	120,285	218,659
Arab National Bank	265,578	1,466,009
Arabian Cement Co.	9,227	56,729
Arabian Centres Co. (e)	99,383	452,054
Arabian Contracting Services Co. (a)	5,247	125,966
Arabian Internet & Communications Services Co.	6,542	355,725
Arriyadh Development Co.	18,294	87,107
Astra Industrial Group Co.	8,946	313,343
Ataa Educational Co.	3,559	49,162
Bank AlBilad	209,305	1,358,711
See accompanying notes to financial statements.
153

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bank Al-Jazira	171,121	$528,775
Banque Saudi Fransi	339,876	1,754,922
Bawan Co. (a)	4,389	47,077
BinDawood Holding Co.	145,480	188,955
Bupa Arabia for Cooperative Insurance Co.	22,487	1,046,784
Catrion Catering Holding Co.	14,877	296,376
Co. for Cooperative Insurance	20,034	784,361
Dallah Healthcare Co.	9,649	281,981
Dar Al Arkan Real Estate Development Co. (a)	184,842	886,033
Dr. Sulaiman Al Habib Medical Services Group Co.	22,915	1,292,979
East Pipes Integrated Co. for Industry	3,815	223,384
Electrical Industries Co.	137,268	527,195
Elm Co.	6,542	1,196,198
Emaar Economic City (a)	34,564	91,810
Etihad Etisalat Co.	108,708	1,749,015
Etihad GO Telecom Co.	4,723	112,192
First Milling Co.	5,996	86,975
Jabal Omar Development Co. (a)	177,638	714,864
Jadwa REIT Saudi Fund	30,786	89,313
Jahez International Co. (a)	26,656	96,842
Jamjoom Pharmaceuticals Factory Co.	6,072	250,495
Jarir Marketing Co.	160,269	714,923
Leejam Sports Co. JSC	5,409	112,723
Maharah Human Resources Co.	100,559	135,160
Makkah Construction & Development Co.	32,047	707,521
Miahona	13,159	52,885
Middle East Healthcare Co.	11,802	100,078
Middle East Pharmaceutical Co.	4,821	77,630
Mobile Telecommunications Co. Saudi Arabia (a)	120,032	337,682
Mouwasat Medical Services Co.	45,544	772,764
National Agriculture Development Co. (a)	61,702	259,801
National Co. for Learning & Education	2,895	99,782
National Gas & Industrialization Co.	10,017	187,026
National Industrialization Co. Class C (a)	89,787	216,032
National Medical Care Co.	5,781	159,404
Power & Water Utility Co. for Jubail & Yanbu	40,000	404,131
Qassim Cement Co.	14,766	176,459
Rabigh Refining & Petrochemical Co. (a)	95,186	309,585
Rasan Information Technology Co. (a)	10,842	446,123
Retal Urban Development Co.	89,148	285,201
Riyad Bank	527,249	2,793,976
Riyadh Cement Co.	24,741	150,993
SABIC Agri-Nutrients Co.	65,318	2,152,233
Security Description	Shares	Value
Sahara International Petrochemical Co.	91,006	$346,613
SAL Saudi Logistics Services	12,578	602,922
Saudi Arabian Mining Co. (a)	382,831	6,052,422
Saudi Arabian Oil Co. (e)	1,605,768	11,163,276
Saudi Automotive Services Co. (a)	6,941	81,544
Saudi Awwal Bank	274,433	2,363,636
Saudi Basic Industries Corp.	260,386	3,572,580
Saudi Cement Co.	14,485	116,892
Saudi Ceramic Co.	8,760	62,252
Saudi Chemical Co. Holding	167,160	363,933
Saudi Energy Co.	225,813	1,069,805
Saudi Ground Services Co.	32,328	267,077
Saudi Industrial Investment Group	78,693	279,191
Saudi Investment Bank	159,833	570,893
Saudi Kayan Petrochemical Co. (a)	167,662	232,046
Saudi National Bank	814,076	8,376,498
Saudi Paper Manufacturing Co.	7,734	115,891
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	76,396
Saudi Real Estate Co. (a)	41,287	171,645
Saudi Reinsurance Co. (a)	13,840	95,037
Saudi Research & Media Group (a)	10,151	191,824
Saudi Steel Pipe Co.	6,939	93,174
Saudi Tadawul Group Holding Co.	11,748	413,675
Saudi Telecom Co.	579,720	6,671,748
Saudia Dairy & Foodstuff Co.	3,420	199,891
Savola Group	41,597	316,417
Seera Group Holding (a)	40,067	224,585
Southern Province Cement Co.	12,949	66,379
Sustained Infrastructure Holding Co.	8,180	73,457
Taiba Investments Co.	106,105	520,754
United Electronics Co.	10,685	205,612
United International Transportation Co.	13,920	111,888
Yamama Cement Co.	20,429	137,346
Yanbu Cement Co.	15,788	65,930
Yanbu National Petrochemical Co.	80,910	633,550
		96,978,316
SINGAPORE — 1.1%
AIMS APAC REIT	112,100	138,668
BW LPG Ltd. (e)	25,458	444,045
CapitaLand Ascendas REIT	1,143,726	2,201,769
CapitaLand Ascott Trust REIT	759,785	519,858
CapitaLand China Trust REIT (b)	303,800	152,669
Capitaland India Trust	200,300	157,954
CapitaLand Integrated Commercial Trust REIT	1,714,588	3,141,655
CapitaLand Investment Ltd. (b)	665,300	1,280,758
See accompanying notes to financial statements.
154

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
CDL Hospitality Trusts REIT (b)	187,168	$112,146
Centurion Accommodation REIT (b)	5,969	4,892
Centurion Corp. Ltd. (b)	59,700	67,387
City Developments Ltd.	132,400	795,352
ComfortDelGro Corp. Ltd. (b)	577,400	598,180
DBS Group Holdings Ltd.	581,454	29,399,738
Digital Core REIT Management Pte. Ltd.	214,600	108,373
ESR-REIT	152,742	276,328
Far East Hospitality Trust REIT	140,900	62,092
Food Empire Holdings Ltd. (b)	65,640	120,273
Frasers Centrepoint Trust REIT	357,191	624,107
Frasers Logistics & Commercial Trust REIT	803,439	599,419
Genting Singapore Ltd. (b)	1,725,400	813,711
Grab Holdings Ltd. Class A (a)	664,300	2,504,411
Hafnia Ltd.	87,657	573,130
iFAST Corp. Ltd. (b)	43,200	294,914
Kenon Holdings Ltd.	5,301	358,150
Keppel DC REIT	540,586	936,188
Keppel Infrastructure Trust	1,210,375	500,638
Keppel Ltd.	405,700	3,431,411
Keppel REIT	994,463	661,207
Lendlease Global Commercial REIT	544,535	239,967
Mapletree Industrial Trust REIT (b)	568,950	844,551
Mapletree Logistics Trust REIT	943,147	889,589
Mapletree Pan Asia Commercial Trust REIT	646,168	644,444
Netlink NBN Trust	931,400	702,087
NTT DC REIT (a)	197,000	185,180
Olam Group Ltd.	198,325	185,530
Oversea-Chinese Banking Corp. Ltd.	925,111	17,730,489
Parkway Life Real Estate Investment Trust	153,900	481,886
Raffles Medical Group Ltd.	240,976	170,469
Riverstone Holdings Ltd. (b)	100,800	66,631
SATS Ltd.	279,636	979,358
Sea Ltd. ADR (a)	107,100	10,263,393
Seatrium Ltd. (b)	644,625	981,802
Sembcorp Industries Ltd. (b)	254,000	1,246,975
Sheng Siong Group Ltd.	192,300	480,211
SIA Engineering Co. Ltd. (b)	80,800	216,141
Singapore Airlines Ltd. (b)	436,200	2,589,985
Singapore Exchange Ltd.	243,100	4,525,763
Singapore Post Ltd. (b)	357,000	93,842
Singapore Technologies Engineering Ltd.	442,700	3,556,112
Singapore Telecommunications Ltd.	2,093,600	7,138,100
Starhill Global REIT	397,437	167,462
StarHub Ltd. (b)	126,800	100,973
STMicroelectronics NV	191,708	14,134,904
Security Description	Shares	Value
Stoneweg Europe Stapled Trust REIT	89,560	$156,663
Suntec Real Estate Investment Trust	532,700	597,174
UMS Integration Ltd. (b)	201,249	412,316
United Overseas Bank Ltd.	337,693	10,380,512
UOB-Kay Hian Holdings Ltd.	80,700	229,600
UOL Group Ltd.	123,833	911,431
Venture Corp. Ltd.	78,000	1,031,799
Yangzijiang Financial Holding Ltd. (a) (b)	587,200	97,606
Yangzijiang Maritime Development Ltd. (b)	587,200	267,848
		133,580,216
SOUTH AFRICA — 1.0%
Absa Group Ltd.	225,958	3,142,181
AECI Ltd.	27,750	212,552
African Rainbow Minerals Ltd.	42,401	461,599
Anglo American PLC	306,897	15,058,946
Aspen Pharmacare Holdings Ltd.	106,536	1,019,730
AVI Ltd.	85,323	523,339
Bid Corp. Ltd.	95,044	2,589,789
Bidvest Group Ltd.	91,702	1,339,834
Boxer Retail Ltd.	75,047	386,728
Capitec Bank Holdings Ltd.	23,508	6,813,060
Clicks Group Ltd. (b)	61,547	854,185
Coronation Fund Managers Ltd.	44,887	110,917
DataTec Ltd.	70,867	398,654
Dis-Chem Pharmacies Ltd. (b) (e)	111,613	224,111
Discovery Ltd.	142,412	2,295,883
DRDGOLD Ltd.	195,857	420,991
Equites Property Fund Ltd. REIT	159,974	171,979
Exxaro Resources Ltd.	57,692	714,480
FirstRand Ltd.	1,375,799	8,164,137
Fortress Real Estate Investments Ltd. Class B	261,350	388,278
Foschini Group Ltd. (b)	93,551	349,889
Gold Fields Ltd.	242,849	8,163,371
Grindrod Ltd.	139,992	228,053
Growthpoint Properties Ltd. REIT	731,511	769,894
Harmony Gold Mining Co. Ltd.	161,229	2,459,259
Hosken Consolidated Investments Ltd.	23,694	242,650
Hyprop Investments Ltd. REIT	107,036	392,748
Impala Platinum Holdings Ltd.	239,231	2,510,539
Investec Ltd.	59,188	465,523
JSE Ltd.	20,858	199,990
Life Healthcare Group Holdings Ltd.	346,213	220,317
Momentum Group Ltd.	280,914	696,372
Motus Holdings Ltd.	47,936	324,643
Mr. Price Group Ltd. (b)	60,589	664,594
MTN Group Ltd.	483,523	6,722,120
Naspers Ltd. Class N	213,345	10,681,829
See accompanying notes to financial statements.
155

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Nedbank Group Ltd.	121,672	$2,003,988
Netcare Ltd.	364,842	401,571
Ninety One Ltd.	225,109	607,066
Northam Platinum Holdings Ltd.	112,636	1,621,230
Old Mutual Ltd. (d)	851,334	697,065
Old Mutual Ltd. (d)	315,585	259,693
Omnia Holdings Ltd.	27,807	189,865
OUTsurance Group Ltd.	238,793	1,145,886
Pan African Resources PLC	564,765	715,853
Pepkor Holdings Ltd. (e)	1,176,876	1,586,880
Pick n Pay Stores Ltd. (a) (b)	90,211	114,649
Redefine Properties Ltd. REIT	1,546,663	603,944
Remgro Ltd.	170,733	2,052,129
Resilient REIT Ltd.	55,944	284,328
Reunert Ltd.	47,667	175,632
Sanlam Ltd.	516,856	2,782,319
Santam Ltd.	7,575	177,936
Sappi Ltd. (a) (b)	130,549	74,235
Sasol Ltd. (a)	166,055	1,637,855
Scatec ASA (a) (e)	35,708	350,747
Shoprite Holdings Ltd.	131,764	2,371,591
Sibanye Stillwater Ltd.	780,539	1,658,229
SPAR Group Ltd. (a) (b)	38,271	103,932
Standard Bank Group Ltd.	351,391	6,926,412
Telkom SA SOC Ltd.	39,144	134,126
Thungela Resources Ltd. (b)	37,800	212,224
Tiger Brands Ltd. (b)	36,103	652,233
Truworths International Ltd. (b)	86,745	299,559
Valterra Platinum Ltd. (d)	36,301	2,450,484
Valterra Platinum Ltd. (d)	36,547	2,459,304
Vodacom Group Ltd. (b)	170,332	1,577,260
Vukile Property Fund Ltd. REIT	254,072	385,991
We Buy Cars Holdings Ltd. (b)	113,134	235,725
Wilson Bayly Holmes-Ovcon Ltd.	22,889	243,917
Woolworths Holdings Ltd.	258,705	794,740
		118,371,762
SOUTH KOREA — 7.4%
ABLBio, Inc. (a)	12,226	785,185
Alteogen, Inc.	11,242	2,619,481
Amorepacific Corp.	11,041	753,265
Amorepacific Holdings Corp.	27,383	385,303
APR Corp.	7,821	1,946,037
APRILBIO Co. Ltd. (a)	8,016	209,804
Asiana Airlines, Inc. (a)	24,352	115,528
BGF retail Co. Ltd.	1,557	116,375
BHI Co. Ltd. (a)	7,424	261,635
BNK Financial Group, Inc.	60,750	668,552
Caregen Co. Ltd.	6,390	284,174
Celltrion Pharm, Inc.	4,329	114,281
Celltrion, Inc.	42,767	4,783,787
Chabiotech Co. Ltd. (a)	25,630	179,656
Cheil Worldwide, Inc.	15,138	177,830
Chong Kun Dang Pharmaceutical Corp.	2,389	102,079
CJ CGV Co. Ltd. (a)	23,500	66,057
CJ CheilJedang Corp.	1,788	213,618
Security Description	Shares	Value
CJ Corp.	3,512	$350,679
CJ ENM Co. Ltd. (a)	1,582	32,471
CJ Logistics Corp.	1,971	94,269
Classys, Inc.	7,582	228,052
Cosmax, Inc.	3,323	332,236
CosmoAM&T Co. Ltd. (a)	5,225	132,370
Coway Co. Ltd.	14,121	823,034
CS Wind Corp.	5,047	138,611
D&D PharmaTech, Inc. (a)	8,271	467,122
Daeduck Electronics Co. Ltd.	8,563	848,949
Daejoo Electronic Materials Co. Ltd.	2,655	166,741
Daesang Corp.	4,987	54,238
Daewoo Engineering & Construction Co. Ltd. (a)	52,482	638,198
Daewoong Co. Ltd.	2,154	23,496
Daewoong Pharmaceutical Co. Ltd.	1,213	88,237
Daishin Securities Co. Ltd.	7,823	136,333
Daishin Securities Co. Ltd. Preference Shares	5,975	75,782
Daou Technology, Inc.	6,450	148,209
DB HiTek Co. Ltd.	7,593	706,713
DB Insurance Co. Ltd.	11,291	975,837
Delivery Hero SE (a) (e)	55,950	2,302,835
DL E&C Co. Ltd.	6,686	276,623
DL Holdings Co. Ltd. (a)	2,132	59,517
DN Automotive Corp.	2,270	55,970
Dongjin Semichem Co. Ltd.	7,712	290,202
DongKook Pharmaceutical Co. Ltd.	4,240	52,463
Dongsuh Cos., Inc.	7,745	117,977
Doosan Bobcat, Inc.	12,723	506,686
Doosan Co. Ltd.	2,242	2,151,845
Doosan Enerbility Co. Ltd. (a)	126,318	7,077,004
Doosan Fuel Cell Co. Ltd. (a)	10,534	380,755
Doosan Robotics, Inc. (a)	9,243	538,723
DoubleUGames Co. Ltd.	2,989	122,894
Duk San Neolux Co. Ltd. (a)	1,243	26,315
Ecopro BM Co. Ltd.	13,076	1,202,692
Ecopro Co. Ltd.	27,196	1,871,228
Ecopro Materials Co. Ltd. (a)	5,502	159,097
E-MART, Inc.	5,504	292,732
Enchem Co. Ltd. (a)	3,370	59,709
Eo Technics Co. Ltd.	1,871	574,838
ESR Kendall Square REIT Co. Ltd.	19,309	41,377
Eugene Technology Co. Ltd.	3,217	385,591
F&F Co. Ltd.	2,987	148,839
Fadu, Inc. (a)	6,699	378,340
GC Biopharma Corp.	1,262	97,910
GemVax & Kael Co. Ltd. (a)	7,288	58,095
GS Engineering & Construction Corp.	18,346	297,221
GS Holdings Corp.	11,346	485,535
GS Retail Co. Ltd.	5,434	82,424
Han Kuk Carbon Co. Ltd.	6,842	117,912
See accompanying notes to financial statements.
156

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hana Financial Group, Inc.	77,970	$5,767,354
Hana Micron, Inc.	7,322	235,591
Hanall Biopharma Co. Ltd. (a)	12,699	511,468
Hanil Cement Co. Ltd.	5,238	46,014
Hanjin Kal Corp.	7,055	537,333
Hankook & Co. Co. Ltd.	2,676	40,935
Hankook Tire & Technology Co. Ltd.	18,375	734,146
Hanmi Pharm Co. Ltd.	1,543	395,884
Hanmi Science Co. Ltd.	6,614	128,711
Hanmi Semiconductor Co. Ltd.	11,616	1,923,129
Hanon Systems (a)	58,235	144,150
Hansol Chemical Co. Ltd.	1,959	367,953
Hanssem Co. Ltd.	2,499	52,906
Hanwha Aerospace Co. Ltd.	9,287	5,964,348
Hanwha Corp.	8,951	576,012
Hanwha Engine (a)	14,560	479,287
Hanwha Investment & Securities Co. Ltd. (a)	13,008	40,931
Hanwha Life Insurance Co. Ltd. (a)	83,342	244,222
Hanwha Ocean Co. Ltd. (a)	39,190	2,537,118
Hanwha Solutions Corp. (a)	39,633	868,483
Hanwha Systems Co. Ltd.	22,496	1,059,968
Hanwha Vision Co. Ltd. (a)	10,647	372,470
HD Construction Equipment Co. Ltd.	8,114	653,603
HD Hyundai Co. Ltd.	12,171	1,567,233
HD Hyundai Electric Co. Ltd.	6,525	4,093,655
HD Hyundai Heavy Industries Co. Ltd.	8,891	3,397,323
HD Hyundai Marine Solution Co. Ltd. Class C	4,309	624,392
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,424	2,580,778
HD-Hyundai Marine Engine (a)	7,708	291,544
Hite Jinro Co. Ltd.	4,760	44,119
HJ Shipbuilding & Construction Co. Ltd. (a)	18,880	245,551
HK inno N Corp.	3,166	82,762
HL Mando Co. Ltd.	6,581	208,138
HLB, Inc. (a)	33,408	1,121,291
HMM Co. Ltd.	70,833	850,837
Hotel Shilla Co. Ltd. (a)	7,245	220,488
HPSP Co. Ltd.	19,439	677,536
HS Hyosung Advanced Materials Corp.	620	64,069
Hugel, Inc. (a)	1,296	220,838
HYBE Co. Ltd.	7,031	871,784
Hyosung Corp.	1,488	168,364
Hyosung Heavy Industries Corp.	1,448	3,213,209
Hyosung TNC Corp.	406	71,279
Hyundai Department Store Co. Ltd.	2,120	265,051
Hyundai Elevator Co. Ltd.	4,885	224,181
Hyundai Engineering & Construction Co. Ltd.	20,436	1,506,352
Security Description	Shares	Value
Hyundai Feed, Inc. (a) (c)	12,561	$6,044
Hyundai Glovis Co. Ltd.	9,980	1,179,460
Hyundai Marine & Fire Insurance Co. Ltd. (a)	11,464	257,872
Hyundai Mobis Co. Ltd.	17,119	5,524,753
Hyundai Motor Co.	37,494	11,979,300
Hyundai Motor Co. Preference Shares (d)	9,675	1,345,745
Hyundai Motor Co. Preference Shares (d)	6,036	845,422
Hyundai Rotem Co. Ltd.	20,030	2,236,617
Hyundai Steel Co.	32,158	583,257
Hyundai Wia Corp.	3,319	136,890
Iljin Electric Co. Ltd.	7,848	386,499
iM Financial Group Co. Ltd.	26,545	288,015
Industrial Bank of Korea	66,386	852,696
IPARK Hyundai Development Co.	6,351	73,623
ISC Co. Ltd.	4,439	520,027
ISU Specialty Chemical (a)	7,025	324,203
IsuPetasys Co. Ltd.	14,234	1,060,223
JB Financial Group Co. Ltd.	28,335	453,565
JNTC Co. Ltd. (a)	7,289	86,990
Jusung Engineering Co. Ltd.	10,171	1,319,545
JYP Entertainment Corp.	7,133	236,646
Kakao Corp.	84,166	1,876,935
Kakao Games Corp. (a)	8,347	41,808
KakaoBank Corp.	44,429	599,346
Kangwon Land, Inc.	21,244	196,082
KB Financial Group, Inc.	102,089	10,477,087
KCC Corp.	1,069	335,680
KEPCO Engineering & Construction Co., Inc.	3,524	245,427
KEPCO Plant Service & Engineering Co. Ltd.	3,509	100,335
Kia Corp.	66,912	5,960,018
KIWOOM Securities Co. Ltd.	4,384	970,575
Koh Young Technology, Inc.	11,662	240,496
Kolmar Korea Co. Ltd.	2,978	191,255
Kolon Industries, Inc.	2,530	98,306
Korea Aerospace Industries Ltd.	20,387	1,926,455
Korea Electric Power Corp.	69,272	1,654,337
Korea Gas Corp.	8,763	180,712
Korea Investment Holdings Co. Ltd.	11,708	1,670,088
Korean Air Lines Co. Ltd.	52,146	927,272
Korean Reinsurance Co.	41,079	352,113
Krafton, Inc.	7,593	1,156,618
KT&G Corp.	27,844	3,049,846
Kum Yang Co. Ltd. (a) (c)	8,903	28,445
Kumho Petrochemical Co. Ltd.	3,498	255,808
Kumho Tire Co., Inc. (a)	24,818	78,172
Kyung Dong Navien Co. Ltd.	1,463	58,641
L&C Bio Co. Ltd.	7,218	421,163
L&F Co. Ltd. (a)	8,647	622,307
Lake Materials Co. Ltd.	7,818	73,270
LEENO Industrial, Inc.	15,475	839,024
See accompanying notes to financial statements.
157

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
LG Chem Ltd.	13,451	$2,430,956
LG Corp.	26,223	1,646,871
LG Display Co. Ltd. (a)	71,602	532,867
LG Electronics, Inc.	28,803	3,773,968
LG Energy Solution Ltd. (a)	12,976	3,031,893
LG H&H Co. Ltd.	2,348	347,813
LG Innotek Co. Ltd.	4,246	2,688,521
LG Uplus Corp.	46,209	417,560
LIG Defense&Aerospace Co. Ltd.	3,572	1,657,696
LigaChem Biosciences, Inc. (a)	6,542	632,961
Lotte Chemical Corp.	4,266	176,224
Lotte Chilsung Beverage Co. Ltd.	412	26,247
Lotte Corp.	5,009	74,199
Lotte Energy Materials Corp. (a)	5,252	150,682
LOTTE Fine Chemical Co. Ltd.	2,494	70,910
LOTTE REIT Co. Ltd.	72,309	161,019
Lotte Rental Co. Ltd.	2,023	36,692
Lotte Shopping Co. Ltd.	2,741	300,231
Lotte Tour Development Co. Ltd. (a)	22,931	211,209
Lotte Wellfood Co. Ltd.	1,011	62,188
LS Corp.	4,977	1,174,139
LS Eco Energy Ltd.	4,815	163,162
LS Electric Co. Ltd.	22,930	3,522,455
Lunit, Inc. (a)	18,224	134,566
LX International Corp.	14,247	338,404
LX Semicon Co. Ltd.	2,737	72,519
Medytox, Inc.	1,333	68,917
Meritz Financial Group, Inc. (a)	19,087	1,300,966
Mezzion Pharma Co. Ltd. (a)	6,067	237,699
Mirae Asset Securities Co. Ltd.	56,815	1,567,702
Misto Holdings Corp.	9,123	244,077
Naturecell Co. Ltd. (a)	24,587	368,972
NAVER Corp.	40,170	5,159,640
NC Corp.	3,175	527,698
Netmarble Corp. (e)	5,495	132,472
Nexon Games Co. Ltd. (a)	6,243	34,815
NH Investment & Securities Co. Ltd. Class C	36,806	698,442
NICE Information Service Co. Ltd.	10,100	89,572
NKGen Biotech Korea Co. Ltd. (a) (c)	18,462	6,018
NongShim Co. Ltd.	723	156,565
OCI Holdings Co. Ltd.	2,996	414,795
OliX Pharmaceuticals, Inc. (a)	5,725	574,976
Orion Corp.	6,140	522,730
Orion Holdings Corp.	5,222	81,062
Oscotec, Inc. (a)	5,686	133,039
Otoki Corp.	406	79,402
Pan Ocean Co. Ltd.	57,731	176,439
Paradise Co. Ltd.	12,649	112,668
Park Systems Corp.	970	155,583
Pearl Abyss Corp. (a)	6,377	149,001
People & Technology, Inc.	3,700	88,004
Security Description	Shares	Value
Peptron, Inc. (a)	6,617	$787,138
PharmaResearch Co. Ltd.	3,043	712,973
Poongsan Corp.	6,739	280,121
Posco DX Co. Ltd.	11,689	163,343
POSCO Future M Co. Ltd.	11,363	1,287,900
POSCO Holdings, Inc.	20,205	4,134,115
Posco International Corp.	12,452	395,027
PSK Holdings, Inc.	1,526	157,594
PSK, Inc.	3,378	427,565
Rainbow Robotics (a)	2,812	941,992
Robotis Co. Ltd. (a)	4,541	762,060
S&S Tech Corp.	5,769	207,033
S-1 Corp.	3,092	142,296
Sam Chun Dang Pharm Co. Ltd.	5,249	765,684
Samsung Biologics Co. Ltd. (a) (e)	3,196	2,869,448
Samsung C&T Corp.	23,658	7,154,052
Samsung E&A Co. Ltd.	41,731	1,282,125
Samsung Electro-Mechanics Co. Ltd.	15,817	22,296,733
Samsung Electronics Co. Ltd.	1,320,524	284,680,188
Samsung Electronics Co. Ltd. Preference Shares	225,503	30,856,926
Samsung Episholdings Co. Ltd. (a)	2,050	568,967
Samsung Fire & Marine Insurance Co. Ltd.	8,150	3,250,952
Samsung Heavy Industries Co. Ltd. (a)	187,809	2,824,469
Samsung Life Insurance Co. Ltd.	21,187	5,483,758
Samsung SDI Co. Ltd. (a)	16,931	5,322,014
Samsung SDS Co. Ltd.	11,326	1,394,824
Samsung Securities Co. Ltd.	18,717	1,310,782
Samyang Foods Co. Ltd.	1,464	1,057,391
Sanil Electric Co. Ltd.	4,288	660,097
SD Biosensor, Inc.	6,738	27,747
SeAH Besteel Holdings Corp.	1,754	39,398
Sebang Global Battery Co. Ltd.	1,623	54,055
Seegene, Inc.	5,723	109,710
Seojin System Co. Ltd. (a)	5,942	201,352
SFA Engineering Corp.	4,891	73,398
SHIFT UP Corp. (a)	5,092	108,131
Shinhan Financial Group Co. Ltd.	117,263	7,250,885
Shinsegae, Inc.	1,389	676,883
Shinsung Delta Tech Co. Ltd.	3,443	71,336
Silicon2 Co. Ltd.	10,431	213,090
SIMMTECH Co. Ltd.	7,178	688,936
SK Biopharmaceuticals Co. Ltd. (a)	8,337	466,007
SK Bioscience Co. Ltd. (a)	6,365	146,872
SK Chemicals Co. Ltd.	1,680	42,778
SK Discovery Co. Ltd.	2,244	73,723
SK Gas Ltd.	498	67,180
SK Hynix, Inc.	155,950	266,744,659
SK IE Technology Co. Ltd. (a) (e)	6,160	64,451
SK Innovation Co. Ltd. (a)	17,196	1,053,315
See accompanying notes to financial statements.
158

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SK Networks Co. Ltd.	38,191	$247,737
SK oceanplant Co. Ltd. (a)	5,577	54,463
SK REITs Co. Ltd.	61,379	214,329
SK Square Co. Ltd.	26,037	28,519,195
SK Telecom Co. Ltd.	28,902	1,649,091
SK, Inc.	9,648	5,193,592
SKC Co. Ltd. (a)	10,015	689,085
SL Corp.	1,756	64,265
SM Entertainment Co. Ltd.	2,962	135,358
SNT Motiv Co. Ltd.	1,876	31,362
S-Oil Corp.	10,391	713,614
Soulbrain Co. Ltd.	779	183,776
ST Pharm Co. Ltd.	2,098	179,020
Studio Dragon Corp. (a)	2,238	30,768
Taesung Co. Ltd. (a)	8,517	234,186
Taihan Cable & Solution Co. Ltd. (a)	30,467	666,644
TechWing, Inc.	9,109	315,137
Tokai Carbon Korea Co. Ltd.	1,212	213,174
Voronoi, Inc. (a)	3,210	386,824
Wemade Co. Ltd.	4,152	51,803
WONIK IPS Co. Ltd.	5,486	595,234
Woori Financial Group, Inc.	185,079	3,464,333
YC Corp. (a)	6,775	57,504
YG Entertainment, Inc.	2,609	70,138
Youngone Corp.	4,506	211,151
Youngone Holdings Co. Ltd.	1,025	107,905
Yuhan Corp.	14,955	677,623
		893,301,366
SPAIN — 2.0%
Acciona SA (b)	6,517	2,065,386
ACS Actividades de Construccion y Servicios SA	50,695	7,459,400
Aena SME SA (e)	201,544	6,143,138
Almirall SA (b)	18,382	236,642
Amadeus IT Group SA	123,339	7,202,969
Atalaya Mining Copper SA	22,612	245,046
Atresmedia Corp. de Medios de Comunicacion SA (b)	20,752	113,172
Banco Bilbao Vizcaya Argentaria SA	1,558,378	38,965,641
Banco de Sabadell SA	1,416,179	5,017,645
Banco Santander SA	4,033,900	55,730,903
Bankinter SA	190,879	3,194,916
Befesa SA (e)	8,540	291,449
CaixaBank SA	1,052,538	14,903,698
Cellnex Telecom SA (a) (e)	132,194	3,952,243
CIE Automotive SA	16,160	492,378
Colonial SFL Socimi SA REIT (a) (b)	83,032	538,256
Construcciones y Auxiliar de Ferrocarriles SA	4,991	362,344
Distribuidora Internacional de Alimentacion SA (a)	3,493	164,934
EDP Renewables SA (b)	87,441	1,416,593
Elecnor SA	11,036	501,544
Security Description	Shares	Value
Enagas SA (b)	62,416	$1,210,269
Ence Energia y Celulosa SA (a) (b)	35,434	92,853
Endesa SA (b)	88,170	4,020,094
Fluidra SA (b)	28,166	637,603
Gestamp Automocion SA (b) (e)	33,976	110,902
Grenergy Renovables SA (a)	3,490	458,065
Grifols SA (b)	84,428	864,878
HBX Group International PLC	21,516	166,783
Iberdrola SA	1,766,901	44,118,942
Indra Sistemas SA	24,394	1,336,473
Industria de Diseno Textil SA	299,557	18,877,693
Laboratorios Farmaceuticos Rovi SA	4,490	296,968
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	144,058	197,971
Logista Integral SA	14,361	553,975
Mapfre SA	253,707	1,255,974
Melia Hotels International SA	30,263	420,386
Merlin Properties Socimi SA REIT	104,457	1,831,990
Naturgy Energy Group SA	94,922	2,980,078
Neinor Homes SA (b) (e)	7,187	135,168
Pharma Mar SA (a) (b)	3,618	312,096
Prosegur Cia de Seguridad SA	36,069	111,548
Redeia Corp. SA (b)	114,901	1,956,045
Repsol SA (b)	316,360	7,960,894
Sacyr SA	149,978	801,793
Solaria Energia y Medio Ambiente SA (a)	16,480	375,042
Tecnicas Reunidas SA (a)	12,804	423,062
Telefonica SA (b)	1,038,278	4,173,715
Unicaja Banco SA (e)	271,526	967,939
Vidrala SA (b)	6,601	633,187
Viscofan SA (d)	10,877	726,243
Viscofan SA (a) (b) (d)	339	22,635
		247,029,561
SWEDEN — 1.9%
AAK AB (b)	48,346	1,143,941
AcadeMedia AB (e)	15,147	157,759
AddLife AB Class B (b)	31,354	529,362
Addnode Group AB	27,720	117,432
AddTech AB Class B	73,859	2,605,401
AFRY AB	23,673	255,365
Alfa Laval AB	82,213	4,901,443
Alimak Group AB (e)	25,204	309,381
Alleima AB (b)	50,067	458,863
Altra Fastigheter AB	39,890	284,806
Ambea AB (e)	21,209	327,619
Apotea AB (b)	16,265	124,700
AQ Group AB	19,140	434,688
Arjo AB Class B	74,541	189,315
Asker Healthcare Group AB (b)	59,388	483,233
Asmodee Group AB Class B (a)	44,693	655,284
Assa Abloy AB Class B	282,421	9,991,677
Atea ASA	21,003	366,765
See accompanying notes to financial statements.
159

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Atlas Copco AB Class A	707,536	$14,339,847
Atlas Copco AB Class B	426,409	7,564,920
Atrium Ljungberg AB Class B	64,970	176,554
Attendo AB (e)	27,548	349,255
Avanza Bank Holding AB (b)	33,471	1,341,863
Avarda Bank AB	7,290	135,132
Axfood AB	28,850	767,294
Beijer Ref AB Class B (b)	109,372	1,604,731
Betsson AB Class B	31,044	271,687
Bilia AB Class A (b)	14,418	215,864
Billerud AB	68,390	442,359
BioArctic AB (b) (e)	12,556	427,089
BioGaia AB Class B	31,050	375,045
Boliden AB	80,590	4,553,206
BoneSupport Holding AB (a) (e)	15,103	329,895
Boozt AB (a) (b) (e)	10,974	167,816
Bravida Holding AB (e)	49,701	634,733
Bufab AB	34,915	457,445
Bure Equity AB	13,517	372,347
Camurus AB (a)	10,875	635,433
Castellum AB (b)	103,521	1,361,647
Catena AB	10,928	469,949
Cibus Real Estate AB publ (b)	15,201	231,828
Clas Ohlson AB Class B	10,296	455,323
Cloetta AB Class B	48,673	247,334
Corem Property Group AB Class B (b)	130,068	31,556
Creades AB Class A (b)	14,930	123,181
Dios Fastigheter AB	40,777	270,284
Dometic Group AB (a) (e)	89,524	230,328
Dynavox Group AB (b)	29,794	179,937
Electrolux AB Class B (a) (b)	175,545	556,301
Electrolux Professional AB Class B	57,720	252,573
Elekta AB Class B (b)	98,077	500,815
Embracer Group AB (a) (b)	37,452	244,259
Engcon AB (b)	12,692	80,389
Epiroc AB Class A	170,806	4,692,768
Epiroc AB Class B	110,811	2,573,871
EQT AB (b)	118,093	3,343,354
Essity AB Class B	164,761	4,669,688
Evolution AB (a) (e)	37,239	2,559,516
Fabege AB (b)	61,293	470,552
Fastighets AB Balder Class B (a) (b)	205,938	1,100,532
FastPartner AB Class A	13,270	52,172
Getinge AB Class B	60,864	1,245,812
Granges AB	35,420	628,020
H & M Hennes & Mauritz AB Class B (b)	112,789	1,942,719
Hacksaw AB (b)	16,305	131,408
Hemnet Group AB (b)	23,456	178,377
Hexagon AB Class B	584,885	4,841,936
Hexpol AB	70,177	523,890
HMS Networks AB (b)	8,703	452,768
Hoist Finance AB (e)	9,870	182,242
Security Description	Shares	Value
Holmen AB Class B	19,373	$609,726
Hufvudstaden AB Class A	25,389	313,751
Husqvarna AB Class B	84,931	331,364
Industrivarden AB Class A	32,340	1,816,131
Industrivarden AB Class C (b)	41,769	2,296,008
Indutrade AB	77,642	1,607,689
Instalco AB	81,719	322,886
Intea Fastigheter AB	32,225	245,396
Intrum AB (a) (b) (d)	25,940	8,957
Intrum AB (a) (b) (d)	466,920	148,497
Investment AB Latour Class B	39,397	783,613
Investor AB Class B	487,463	20,275,386
INVISIO AB (b)	9,060	191,907
Inwido AB (b)	14,516	215,832
JM AB (b)	17,171	234,550
Kinnevik AB Class B (a) (b)	64,717	347,720
L E Lundbergforetagen AB Class B	21,295	1,228,877
Lagercrantz Group AB Class B	54,485	1,434,445
Lifco AB Class B	63,585	2,085,303
Lindab International AB	17,669	237,883
Logistea AB Class B	82,573	113,645
Loomis AB	18,794	922,791
Medcap AB (a)	2,000	108,389
Medicover AB Class B	15,499	368,332
Mildef Group AB (b)	13,758	262,490
MIPS AB (b)	6,305	168,209
Modern Times Group MTG AB Class B (a)	30,302	383,231
Munters Group AB (e)	34,357	612,012
Mycronic AB	42,182	1,399,943
NCAB Group AB	35,508	308,186
NCC AB Class B (b)	21,013	414,044
New Wave Group AB Class B (b)	23,414	220,516
Nibe Industrier AB Class B	411,197	1,530,387
NOBA Bank Group AB (b)	47,807	385,295
Nolato AB Class B	43,985	221,103
Nordnet AB publ	36,812	1,401,253
Norion Bank AB (a) (b)	30,110	188,846
NP3 Fastigheter AB (b)	8,148	224,365
Pandox AB	28,642	511,985
Paradox Interactive AB	7,501	102,383
Peab AB Class B	38,686	364,150
Platzer Fastigheter Holding AB Class B	16,801	118,914
Plejd AB (a) (b)	2,000	221,943
Ratos AB Class B	78,288	268,883
RaySearch Laboratories AB (b)	8,022	182,353
Rusta AB	11,872	98,502
Saab AB Class B	91,016	4,728,470
Sagax AB Class B (b)	58,070	925,218
Samhallsbyggnadsbolaget i Norden AB (a) (b)	170,381	62,127
Sandvik AB	290,331	11,996,442
Scandic Hotels Group AB (e)	37,033	345,338
Sdiptech AB Class B (a)	6,902	173,439
See accompanying notes to financial statements.
160

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sectra AB Class B	36,125	$1,025,728
Securitas AB Class B	135,912	2,235,674
Skandinaviska Enskilda Banken AB Class A	408,652	8,145,045
Skanska AB Class B	96,697	2,589,737
SKF AB Class B	96,934	2,491,920
SkiStar AB	10,880	178,857
SSAB AB Class A	48,491	450,231
SSAB AB Class B (b)	176,691	1,635,434
Storskogen Group AB Class B	637,056	561,743
Storytel AB	24,662	234,308
Svenska Cellulosa AB SCA Class B	172,622	1,767,573
Svenska Handelsbanken AB Class A	377,446	5,561,373
Svolder AB Class B	24,332	132,494
Sweco AB Class B	61,357	805,782
Swedbank AB Class A	229,283	8,576,065
Swedish Orphan Biovitrum AB (a)	55,637	2,655,910
Synsam AB	29,780	166,160
Tele2 AB Class B	155,556	2,710,696
Telefonaktiebolaget LM Ericsson Class B	738,430	8,251,702
Telia Co. AB	670,388	3,270,152
Thule Group AB (e)	28,133	598,813
Trelleborg AB Class B	56,689	2,364,055
Troax Group AB	8,337	88,555
VBG Group AB Class B (b)	4,204	137,916
Vimian Group AB (a) (b)	58,507	176,522
Vitec Software Group AB Class B (b)	9,071	213,884
Vitrolife AB	17,730	160,755
Volvo AB Class B	444,782	15,142,943
Wallenstam AB Class B (b)	93,866	381,743
Wihlborgs Fastigheter AB	73,622	572,049
Xvivo Perfusion AB (a) (b)	5,791	155,334
		230,833,136
SWITZERLAND — 3.5%
ABB Ltd.	441,779	47,965,047
Accelleron Industries AG	26,869	2,764,677
Adecco Group AG (b)	48,122	888,883
Allreal Holding AG	3,974	1,044,428
ALSO Holding AG	1,574	375,426
Aryzta AG (a) (b)	6,243	434,181
Autoneum Holding AG	788	105,503
Avolta AG	24,365	1,631,079
Bachem Holding AG (b)	8,980	842,171
Banque Cantonale Vaudoise (b)	8,015	1,176,441
Barry Callebaut AG (b)	949	1,318,824
Basilea Pharmaceutica Ag Allschwil (a)	3,312	219,253
Belimo Holding AG	2,798	3,156,487
BKW AG	5,575	942,010
Bossard Holding AG Class A	1,440	348,106
Bucher Industries AG (b)	1,773	698,957
Security Description	Shares	Value
Burckhardt Compression Holding AG (b)	814	$477,310
Burkhalter Holding AG	2,105	401,872
Bystronic AG (b)	386	68,142
Cembra Money Bank AG (b)	7,983	936,208
Chocoladefabriken Lindt & Spruengli AG (d)	263	3,064,774
Chocoladefabriken Lindt & Spruengli AG (b) (d)	30	3,570,322
Cicor Technologies Ltd. (a) (b)	727	110,134
Cie Financiere Richemont SA Class A	151,528	35,043,139
Cie Financiere Tradition SA Class BR	300	111,944
Clariant AG	54,858	479,451
Comet Holding AG	2,088	1,058,690
Daetwyler Holding AG Class BR, Bearer Shares	2,140	410,146
DKSH Holding AG	9,519	734,001
dormakaba Holding AG	8,340	539,699
Dottikon Es Holding AG (a) (b)	926	316,836
DSM-Firmenich AG (b)	45,919	4,357,433
EFG International AG	34,899	701,744
Emmi AG (b)	566	618,169
EMS-Chemie Holding AG	1,986	1,706,190
Flughafen Zurich AG	5,674	1,758,507
Forbo Holding AG (b)	255	235,195
Galderma Group AG	51,034	11,634,727
Galenica AG (e)	13,490	1,409,790
Geberit AG	9,497	6,355,273
Georg Fischer AG	22,154	1,150,750
Givaudan SA	2,572	10,904,655
Helvetia Baloise Holding AG	22,360	5,782,305
Hiag Immobilien Holding AG	1,202	202,059
Huber & Suhner AG	4,077	1,127,095
Idorsia Ltd. (a) (b)	41,099	349,773
Implenia AG	3,239	286,296
Inficon Holding AG	4,550	1,027,720
International Workplace Group PLC	185,466	455,395
Interroll Holding AG	193	304,819
Intershop Holding AG	1,410	301,700
Julius Baer Group Ltd.	58,311	5,045,692
Jungfraubahn Holding AG	1,200	389,760
Kardex Holding AG	1,645	461,901
Kuehne & Nagel International AG	13,370	3,247,817
Kuros Biosciences AG (a) (b)	6,332	151,500
Landis & Gyr Group AG	6,505	349,181
Logitech International SA	43,052	4,042,346
Lonza Group AG	19,495	13,190,815
Medacta Group SA (e)	1,848	311,570
Mobilezone Holding AG	8,564	144,175
Mobimo Holding AG	1,932	832,294
Nestle SA	731,244	75,313,645
OC Oerlikon Corp. AG Pfaeffikon	40,233	202,998
Partners Group Holding AG	6,282	5,157,057
See accompanying notes to financial statements.
161

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PSP Swiss Property AG	13,042	$2,329,824
R&S Group Holding AG (b)	8,438	285,155
Sandoz Group AG	117,755	10,674,079
Schindler Holding AG (d)	11,123	3,695,486
Schindler Holding AG (d)	6,414	2,043,511
Sensirion Holding AG (a) (e)	2,062	206,289
SFS Group AG	4,658	769,163
SGS SA	48,739	5,662,703
Siegfried Holding AG	10,810	948,798
SIG Group AG (a)	82,508	1,383,913
Sika AG	42,948	8,878,174
SKAN Group AG (b)	3,808	261,058
SMG Swiss Marketplace Group AG (e)	6,703	213,559
Sonova Holding AG	14,408	3,431,199
Stadler Rail AG (b)	14,559	419,452
Straumann Holding AG	31,094	4,101,409
Sulzer AG	5,014	834,165
Sunrise Communications AG Class A (b)	17,880	891,063
Swatch Group AG Class BR, Bearer Shares (b)	8,196	2,007,723
Swiss Life Holding AG	7,898	8,710,173
Swiss Prime Site AG	22,558	3,688,589
Swisscom AG	7,260	5,611,616
Swissquote Group Holding SA	30,510	1,433,495
Tecan Group AG	3,593	720,693
Temenos AG	15,024	1,231,124
TORM PLC Class A	18,660	481,199
TX Group AG	797	123,109
UBS Group AG	894,798	44,437,622
Valiant Holding AG	4,180	833,254
VAT Group AG (e)	7,643	6,691,237
Vaudoise Assurances Holding SA	200	194,880
Vetropack Holding AG (b)	3,464	77,383
Vontobel Holding AG	7,507	683,089
Ypsomed Holding AG (b)	1,084	490,229
Zehnder Group AG	3,018	233,463
Zurich Insurance Group AG	42,461	31,509,520
		426,931,885
TAIWAN — 8.9%
Ability Opto-Electronics Technology Co. Ltd.	40,094	237,872
AcBel Polytech, Inc.	176,775	322,958
Accton Technology Corp.	142,000	11,121,435
Acer, Inc. (b)	804,000	835,384
Acter Group Corp. Ltd. (b)	33,000	1,336,305
ADATA Technology Co. Ltd. (b)	72,839	935,167
Advanced Echem Materials Co. Ltd.	24,000	659,206
Advanced Energy Solution Holding Co. Ltd. (b)	10,000	370,411
Advanced Wireless Semiconductor Co. (b)	33,000	154,866
Advantech Co. Ltd. (b)	129,855	2,005,514
Security Description	Shares	Value
Airoha Technology Corp.	9,000	$189,286
Alchip Technologies Ltd. (b)	21,000	2,755,482
All Ring Tech Co. Ltd. (b)	26,000	814,528
Allied Supreme Corp.	6,000	40,400
Allis Electric Co. Ltd. (b)	42,645	164,655
Ambassador Hotel	38,000	53,261
AP Memory Technology Corp.	30,000	939,840
Apex Dynamics, Inc. (b)	10,000	186,461
Arcadyan Technology Corp.	36,487	219,908
Ardentec Corp.	109,000	759,594
ASE Technology Holding Co. Ltd.	943,325	20,135,953
Asia Cement Corp.	653,000	717,436
Asia Optical Co., Inc. (b)	92,000	411,533
Asia Vital Components Co. Ltd.	90,502	7,173,341
ASMedia Technology, Inc. (b)	13,000	599,878
ASPEED Technology, Inc.	8,400	4,349,442
ASROCK, Inc. (a)	12,000	88,145
Asustek Computer, Inc. (a) (b)	197,000	4,328,787
AUO Corp. (b)	1,704,800	1,749,940
AURAS Technology Co. Ltd. (b)	20,000	634,093
BES Engineering Corp. (a)	312,989	128,216
Bizlink Holding, Inc. (b)	47,242	2,839,873
Bora Pharmaceuticals Co. Ltd. (b)	15,707	208,069
Brighton-Best International Taiwan, Inc. (a)	68,000	74,283
C Sun Manufacturing Ltd.	24,000	467,095
Caliway Biopharmaceuticals Co. Ltd. Class C (a)	280,000	877,184
Capital Securities Corp. (a)	343,000	411,839
Catcher Technology Co. Ltd.	123,000	806,962
Cathay Financial Holding Co. Ltd.	2,596,606	8,012,380
Cathay Real Estate Development Co. Ltd.	120,000	93,042
Center Laboratories, Inc.	100,437	120,279
Central Reinsurance Co. Ltd.	73,000	82,839
Century Iron & Steel Industrial Co. Ltd. (b)	51,000	188,109
Chailease Holding Co. Ltd.	433,145	1,597,619
Chang Hwa Commercial Bank Ltd.	2,235,500	1,684,177
Chang Wah Electromaterials, Inc.	39,000	65,619
Chang Wah Technology Co. Ltd. (b)	155,000	408,221
Charoen Pokphand Enterprise	38,500	137,170
Chenbro Micom Co. Ltd.	21,000	847,080
Cheng Loong Corp.	555,000	372,828
Cheng Shin Rubber Industry Co. Ltd. (b)	505,000	474,778
Cheng Uei Precision Industry Co. Ltd.	59,000	70,378
Chenming Electronic Technology Corp. (b)	26,000	88,145
Chicony Electronics Co. Ltd. (b)	181,491	592,503
See accompanying notes to financial statements.
162

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Chicony Power Technology Co. Ltd. (b)	27,000	$80,772
Chief Telecom, Inc.	11,000	114,639
China Airlines Ltd.	1,001,000	744,705
China Bills Finance Corp.	288,000	159,566
China Motor Corp. (b)	83,000	144,341
China Petrochemical Development Corp. (a) (b)	734,221	192,679
China Steel Chemical Corp.	35,000	90,421
China Steel Corp. (b)	3,341,000	1,971,679
Chipbond Technology Corp. (b)	142,000	942,759
ChipMOS Technologies, Inc.	103,000	321,708
Chong Hong Development Co. Ltd.	42,583	104,665
Chroma ATE, Inc. (b)	106,000	7,187,230
Chung Hung Steel Corp. (a)	220,000	119,128
Chung-Hsin Electric & Machinery Manufacturing Corp. (b)	107,000	594,510
Chunghwa Precision Test Tech Co. Ltd.	7,000	666,897
Chunghwa Telecom Co. Ltd.	1,051,000	4,668,325
Cleanaway Co. Ltd. (b)	140,000	122,612
Clevo Co.	89,000	116,361
Compal Electronics, Inc.	1,153,000	1,277,632
Compeq Manufacturing Co. Ltd.	287,000	2,094,627
Continental Holdings Corp.	110,000	74,757
Coretronic Corp.	42,000	114,570
CSBC Corp. Taiwan (a)	161,954	98,119
CTBC Financial Holding Co. Ltd.	4,705,009	10,486,263
CTCI Corp.	130,922	171,993
CyberPower Systems, Inc.	8,000	53,490
Da-Li Development Co. Ltd.	60,475	85,616
Daxin Materials Corp.	16,000	196,130
Delpha Construction Co. Ltd.	76,000	46,044
Delta Electronics, Inc.	548,630	33,582,738
Depo Auto Parts Ind Co. Ltd.	33,000	140,882
Dynamic Holding Co. Ltd. (a)	49,000	270,714
Dynapack International Technology Corp. (a)	49,000	635,255
E Ink Holdings, Inc.	244,000	1,642,930
E.Sun Financial Holding Co. Ltd.	4,182,292	4,522,781
Eclat Textile Co. Ltd.	51,182	502,076
ECOVE Environment Corp.	25,000	226,798
Elan Microelectronics Corp. (b)	86,000	510,226
Elite Advanced Laser Corp. (b)	32,000	534,396
Elite Material Co. Ltd.	81,000	13,704,895
Elite Semiconductor Microelectronics Technology, Inc.	103,000	730,714
eMemory Technology, Inc.	17,000	1,560,906
Ennoconn Corp.	29,233	339,070
Ennostar, Inc.	141,000	286,811
Eternal Materials Co. Ltd. (b)	186,000	432,063
Eva Airways Corp.	800,121	1,127,727
Evergreen Aviation Technologies Corp. (b)	39,000	227,097
Security Description	Shares	Value
Evergreen International Storage & Transport Corp.	29,500	$45,005
Evergreen Marine Corp. Taiwan Ltd. (b)	290,673	1,683,461
EVERGREEN Steel Corp.	38,000	112,009
Everlight Electronics Co. Ltd.	90,000	192,111
Far Eastern Department Stores Ltd. (a)	162,000	116,962
Far Eastern International Bank	601,100	245,297
Far Eastern New Century Corp.	749,620	670,638
Far EasTone Telecommunications Co. Ltd.	491,000	1,618,351
Faraday Technology Corp. (b)	53,738	355,931
Farglory Land Development Co. Ltd. (b)	76,000	154,116
Feng Hsin Steel Co. Ltd.	99,000	188,637
Feng TAY Enterprise Co. Ltd. (b)	130,067	285,803
First Financial Holding Co. Ltd.	3,310,387	3,403,236
First Hi-Tec Enterprise Co. Ltd.	29,000	282,658
Fitipower Integrated Technology, Inc.	17,544	90,869
FLEXium Interconnect, Inc. (a)	66,000	147,097
Formosa Chemicals & Fibre Corp.	1,069,000	1,832,197
Formosa International Hotels Corp.	16,000	89,652
Formosa Plastics Corp. (b)	1,172,000	2,005,054
Formosa Sumco Technology Corp.	21,000	239,951
Formosa Taffeta Co. Ltd.	154,000	81,939
Fortune Electric Co. Ltd. (b)	43,560	1,061,088
Fositek Corp. (b)	12,000	632,838
Foxconn Technology Co. Ltd. (b)	237,180	411,723
Foxsemicon Integrated Technology, Inc. (b)	19,000	197,118
Fubon Financial Holding Co. Ltd.	2,263,352	9,200,762
Fulltech Fiber Glass Corp. (a)	91,000	317,078
Fusheng Precision Co. Ltd.	24,000	192,488
G Shank Enterprise Co. Ltd.	42,000	171,394
Genius Electronic Optical Co. Ltd.	19,396	401,236
Getac Holdings Corp. (b)	105,000	332,899
Giant Manufacturing Co. Ltd.	69,994	172,917
Gigabyte Technology Co. Ltd. (b)	144,000	1,554,973
Global Brands Manufacture Ltd. (b)	75,046	250,888
Global Mixed Mode Technology, Inc.	16,000	157,205
Global Unichip Corp.	24,000	3,650,118
Globalwafers Co. Ltd. (b)	75,000	2,366,079
Gloria Material Technology Corp. (b)	174,000	172,599
Gold Circuit Electronics Ltd.	87,100	3,280,963
Goldsun Building Materials Co. Ltd. Class C (b)	181,715	189,664
Grand Process Technology Corp. (b)	4,000	455,794
See accompanying notes to financial statements.
163

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Grape King Bio Ltd.	29,000	$83,842
Great Wall Enterprise Co. Ltd.	159,688	278,206
Greatek Electronics, Inc.	75,000	321,363
Gudeng Precision Industrial Co. Ltd.	11,934	190,306
Hannstar Board Corp.	30,360	85,105
HannStar Display Corp. (a) (b)	471,000	289,787
Highwealth Construction Corp. (b)	327,391	442,427
Hiwin Technologies Corp.	72,034	734,891
Hon Hai Precision Industry Co. Ltd.	3,446,320	27,153,840
Hon Precision, Inc.	22,000	4,468,162
Hotai Finance Co. Ltd. (b)	59,822	110,230
Hotai Motor Co. Ltd.	86,260	1,260,466
HTC Corp. (b)	166,000	236,313
HUA ENG Wire & Cable Co. Ltd. (b)	175,000	184,852
Hua Nan Financial Holdings Co. Ltd. Class C	2,454,757	2,928,155
Huaku Development Co. Ltd.	60,060	192,304
Hwang Chang General Contractor Co. Ltd. (b)	66,307	80,239
IBF Financial Holdings Co. Ltd.	720,218	335,732
I-Chiun Precision Industry Co. Ltd. (b)	69,000	516,582
Innodisk Corp. (b)	26,746	1,355,918
Innolux Corp. (b)	2,204,168	4,753,389
International Games System Co. Ltd. Class C (b)	72,000	1,783,247
Inventec Corp.	732,000	1,530,338
ITE Technology, Inc.	33,000	164,707
ITEQ Corp.	36,188	420,877
ITH Corp.	167,000	202,613
Jentech Precision Industrial Co. Ltd. (b)	22,999	2,476,310
Johnson Health Tech Co. Ltd.	38,000	149,703
JPC connectivity, Inc.	17,000	186,775
JSL Construction & Development Co. Ltd. (b)	42,294	71,825
Kaori Heat Treatment Co. Ltd.	28,000	1,362,359
Kenda Rubber Industrial Co. Ltd.	123,901	65,536
KGI Financial Holding Co. Ltd.	4,566,117	4,113,683
Kindom Development Co. Ltd.	83,930	89,446
King Slide Works Co. Ltd.	16,000	3,696,577
King Yuan Electronics Co. Ltd. (b)	301,000	3,188,910
Kinik Co. (b)	21,000	502,315
Kinpo Electronics	293,000	323,292
Kinsus Interconnect Technology Corp.	86,008	2,405,573
L&K Engineering Co. Ltd.	54,315	1,573,705
Lai Yih Footwear Co. Ltd. (a) (b)	17,000	105,128
LandMark Optoelectronics Corp. (b)	24,292	1,540,340
Largan Precision Co. Ltd. (b)	28,000	3,770,659
Lian HWA Food Corp.	26,620	72,783
Security Description	Shares	Value
Lien Hwa Industrial Holdings Corp. (b)	226,259	$305,050
Lite-On Technology Corp.	575,419	4,009,951
Longwell Co.	49,000	474,519
Lotes Co. Ltd.	23,337	1,545,715
Lotus Pharmaceutical Co. Ltd.	49,000	294,555
Lumosa Therapeutics Co. Ltd. (a)	24,465	77,181
LuxNet Corp.	31,541	469,306
M31 Technology Corp.	4,800	71,722
Machvision, Inc. (b)	18,400	408,934
Macronix International Co. Ltd. (a)	499,000	2,435,751
Makalot Industrial Co. Ltd. (b)	53,118	365,164
Marketech International Corp.	35,000	608,667
MediaTek, Inc.	408,000	54,367,554
Mega Financial Holding Co. Ltd.	3,252,019	4,706,044
Mega Union Technology, Inc.	17,000	521,369
Mercuries Life Insurance Co. Ltd. (a)	743,186	194,565
Merida Industry Co. Ltd.	53,000	130,269
Merry Electronics Co. Ltd.	65,071	184,245
Micro-Star International Co. Ltd. (b)	245,000	1,122,848
Mitac Holdings Corp. (b)	263,076	720,937
momo.com, Inc. (b)	18,900	176,502
MPI Corp. (b)	24,000	4,588,075
Nan Kang Rubber Tire Co. Ltd.	58,965	58,120
Nan Pao Resins Chemical Co. Ltd.	27,000	291,134
Nan Ya Plastics Corp.	1,344,000	7,024,500
Nan Ya Printed Circuit Board Corp. (b)	50,000	1,859,903
Nanya Technology Corp. (a) (b)	351,000	4,985,717
Nien Made Enterprise Co. Ltd.	44,000	477,893
Novatek Microelectronics Corp. (b)	164,000	2,754,226
Nuvoton Technology Corp. (b)	44,000	239,637
O-Bank Co. Ltd.	312,000	102,346
Oneness Biotech Co. Ltd. (a)	75,334	123,442
Orient Semiconductor Electronics Ltd. (b)	121,000	203,968
Pan Jit International, Inc.	62,000	355,187
Pan-International Industrial Corp. (b)	108,000	167,646
Parade Technologies Ltd.	18,000	355,406
Pegatron Corp. (b)	535,000	1,407,342
Pegavision Corp. (a)	13,257	143,571
PharmaEssentia Corp.	81,009	3,407,533
Phison Electronics Corp. (b)	48,000	3,593,615
Phoenix Silicon International Corp.	34,000	338,330
Pixart Imaging, Inc. (b)	30,000	224,130
Pou Chen Corp. (b)	543,000	432,095
Powerchip Semiconductor Manufacturing Corp. (a)	886,000	2,216,634
Powertech Technology, Inc.	193,000	2,044,716
See accompanying notes to financial statements.
164

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Poya International Co. Ltd.	12,580	$263,396
President Chain Store Corp.	162,000	1,134,023
President Securities Corp.	184,052	288,877
Primax Electronics Ltd.	132,000	273,476
Qisda Corp.	279,620	299,312
Quanta Computer, Inc. (b)	762,000	8,802,474
Quanta Storage, Inc.	61,000	148,400
Radiant Opto-Electronics Corp. (b)	115,000	314,065
Raydium Semiconductor Corp.	14,000	122,393
Realtek Semiconductor Corp. (b)	138,000	3,491,532
Ruentex Development Co. Ltd.	368,416	309,938
Ruentex Engineering & Construction Co.	18,480	94,847
Ruentex Industries Ltd. (b)	136,295	220,766
Run Long Construction Co. Ltd.	103,712	97,668
Sakura Development Co. Ltd.	122,631	149,745
Sanyang Motor Co. Ltd.	154,000	295,368
Scientech Corp.	18,000	510,791
Sercomm Corp.	63,000	159,792
Shanghai Commercial & Savings Bank Ltd.	1,170,492	1,568,911
Shihlin Electric & Engineering Corp. (b)	54,000	405,977
Shin Zu Shing Co. Ltd. (b)	34,820	217,512
Shinkong Insurance Co. Ltd.	53,000	237,079
Shinkong Synthetic Fibers Corp.	294,000	240,412
Shiny Chemical Industrial Co. Ltd.	33,300	177,703
ShunSin Technology Holding Ltd.	10,000	178,300
Sigurd Microelectronics Corp.	99,078	737,102
Silicon Integrated Systems Corp. (b)	74,750	161,906
Simplo Technology Co. Ltd.	47,000	615,965
Sinbon Electronics Co. Ltd.	65,000	670,271
Sino-American Silicon Products, Inc.	150,000	847,551
Sinon Corp.	67,000	82,445
SinoPac Financial Holdings Co. Ltd.	3,357,620	4,205,391
Sitronix Technology Corp.	24,000	250,122
Solar Applied Materials Technology Corp.	100,205	454,526
Solomon Technology Corp. (b)	29,000	118,798
Sporton International, Inc.	20,527	123,072
Sports Gear Co. Ltd.	25,000	58,622
Standard Foods Corp.	51,417	47,371
Starlux Airlines Co. Ltd. (a) (b)	510,000	337,796
Sunonwealth Electric Machine Industry Co. Ltd.	56,006	249,646
Supreme Electronics Co. Ltd. (a) (b)	151,473	439,348
Synmosa Biopharma Corp.	6,934	6,824
Synnex Technology International Corp. (a)	386,550	1,105,417
Syntec Technology Co. Ltd.	11,000	694,050
Systex Corp.	72,000	302,858
Security Description	Shares	Value
TA Chen Stainless Pipe (b)	557,199	$705,758
Ta Ya Electric Wire & Cable (b)	208,083	248,212
Taichung Commercial Bank Co. Ltd. (b)	1,103,518	694,538
Tainan Spinning Co. Ltd.	262,000	109,795
Taiwan Acceptance Corp. (b)	69,476	174,472
Taiwan Business Bank (b)	2,202,540	1,227,225
Taiwan Cogeneration Corp.	256,442	614,208
Taiwan Cooperative Financial Holding Co. Ltd.	3,108,309	2,424,669
Taiwan Fertilizer Co. Ltd.	146,000	217,466
Taiwan Glass Industry Corp. (a) (b)	164,000	385,077
Taiwan High Speed Rail Corp.	514,000	427,574
Taiwan Hon Chuan Enterprise Co. Ltd.	103,246	416,465
Taiwan Mobile Co. Ltd.	489,000	1,788,285
Taiwan Sakura Corp.	67,000	174,143
Taiwan Secom Co. Ltd.	50,000	165,586
Taiwan Semiconductor Manufacturing Co. Ltd.	6,974,000	527,595,310
Taiwan Shin Kong Security Co. Ltd.	33,000	42,006
Taiwan Speciality Chemicals Corp.	31,000	264,200
Taiwan Surface Mounting Technology Corp.	62,000	414,546
Taiwan Union Technology Corp.	71,000	3,744,291
Tatung Co. Ltd. (b)	363,850	311,808
TCC Group Holdings Co. Ltd. (b)	1,820,590	1,374,451
Teco Electric & Machinery Co. Ltd. (b)	342,000	752,569
Test Research, Inc. (b)	44,000	452,341
Thinking Electronic Industrial Co. Ltd.	26,000	257,090
Tigerair Taiwan Co. Ltd.	68,000	132,984
Ton Yi Industrial Corp.	282,000	134,111
Tong Hsing Electronic Industries Ltd.	40,480	339,276
Tong Yang Industry Co. Ltd. (b)	109,000	264,831
Topco Scientific Co. Ltd. (b)	39,097	673,779
Transcend Information, Inc. (b)	51,000	426,648
Tripod Technology Corp.	126,000	2,048,813
TS Financial Holding Co. Ltd.	6,159,290	6,428,716
TTY Biopharm Co. Ltd.	79,000	187,726
Tung Ho Steel Enterprise Corp.	102,560	216,990
TXC Corp.	62,000	364,918
U-Ming Marine Transport Corp.	120,000	227,144
Unimicron Technology Corp.	378,345	12,707,898
Union Bank of Taiwan	488,040	346,997
Uni-President Enterprises Corp.	1,337,880	3,128,782
Unitech Printed Circuit Board Corp. (b)	333,201	592,004
United Integrated Services Co. Ltd.	49,000	2,030,355
United Microelectronics Corp. (a) (b)	3,237,000	16,715,160
See accompanying notes to financial statements.
165

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Universal Cement Corp.	125,021	$105,177
Universal Microwave Technology, Inc. (b)	18,000	754,320
UPI Semiconductor Corp.	12,000	101,706
Vanguard International Semiconductor Corp. (b)	319,493	2,166,292
Via Technologies, Inc.	38,000	87,436
VisEra Technologies Co. Ltd. (b)	21,000	338,173
Visual Photonics Epitaxy Co. Ltd. (b)	57,000	620,878
Voltronic Power Technology Corp. (b)	18,200	619,873
Wah Lee Industrial Corp.	32,360	131,547
Walsin Lihwa Corp. (b)	949,654	1,108,946
Walsin Technology Corp.	63,000	1,117,354
Wan Hai Lines Ltd. (a) (b)	185,570	461,355
Win Semiconductors Corp.	93,000	1,243,639
Winbond Electronics Corp. (b)	857,345	5,584,389
WinWay Technology Co. Ltd.	7,000	1,776,560
Wisdom Marine Lines Co. Ltd.	77,000	175,481
Wiselink Co. Ltd.	117,000	398,490
Wistron Corp. (a) (b)	854,842	4,253,212
Wiwynn Corp. (b)	29,000	4,219,390
WNC Corp.	86,792	706,999
Wowprime Corp.	13,194	102,300
WPG Holdings Ltd. (b)	453,480	1,523,154
WT Microelectronics Co. Ltd. (b)	189,711	1,274,407
XinTec, Inc.	49,000	440,679
Yageo Corp.	439,240	15,718,412
Yang Ming Marine Transport Corp. (b)	597,000	974,495
Yankey Engineering Co. Ltd.	18,845	450,176
YFY, Inc.	199,000	169,287
Yieh Phui Enterprise Co. Ltd. (a)	453,384	192,133
Yuanta Financial Holding Co. Ltd.	3,019,423	6,227,178
Yulon Motor Co. Ltd. (b)	122,712	104,775
Zhen Ding Technology Holding Ltd.	190,000	3,757,475
		1,084,722,451
THAILAND — 0.4%
Advanced Info Service PCL (b)	343,400	3,793,676
AEON Thana Sinsap Thailand PCL	10,400	30,680
Airports of Thailand PCL	1,046,400	2,023,787
Amata Corp. PCL	98,300	79,154
AP Thailand PCL	621,274	141,197
Asia Aviation PCL NVDR (a)	2,785,646	92,239
B Grimm Power PCL (b)	246,100	125,937
Bangchak Corp. PCL	206,300	211,141
Bangkok Airways PCL	214,800	119,619
Bangkok Chain Hospital PCL (b)	467,800	139,408
Bangkok Commercial Asset Management PCL	256,500	50,573
Bangkok Dusit Medical Services PCL Class F (b)	3,523,400	2,046,978
Security Description	Shares	Value
Bangkok Expressway & Metro PCL	1,659,300	$309,678
Bangkok Life Assurance PCL	55,700	41,414
Bangkok Life Assurance PCL NVDR	300,000	223,055
Banpu PCL	1,840,732	299,211
BCPG PCL	256,000	54,328
Berli Jucker PCL	342,400	151,511
Betagro PCL	135,600	84,494
BTS Group Holdings PCL (a) (b)	1,612,000	101,901
Bumrungrad Hospital PCL (b)	198,800	1,125,040
Cal-Comp Electronics Thailand PCL Class F	904,100	244,936
Carabao Group PCL	69,500	98,851
Central Pattana PCL	518,900	1,046,531
Central Plaza Hotel PCL	96,000	106,922
CH Karnchang PCL	146,300	86,317
Charoen Pokphand Foods PCL (b)	1,330,600	785,050
Chularat Hospital PCL	887,900	41,695
Com7 PCL Class F	285,000	238,068
CP ALL PCL	1,685,800	2,372,365
Delta Electronics Thailand PCL (b)	837,400	8,192,381
Electricity Generating PCL (b)	49,100	177,360
Energy Absolute PCL (a) (b)	755,626	65,963
Global Power Synergy PCL	472,600	625,951
Gulf Development PCL	1,223,653	2,265,308
Hana Microelectronics PCL	82,100	96,383
Home Product Center PCL (b)	1,184,900	233,624
IRPC PCL	1,621,600	89,328
I-TAIL Corp. PCL	86,200	41,776
Kasikornbank PCL	157,800	1,035,517
KCE Electronics PCL	142,900	179,590
Kiatnakin Phatra Bank PCL	27,516	83,243
Krung Thai Bank PCL	1,099,200	1,257,344
Land & Houses PCL	1,692,400	192,570
MBK PCL	133,987	77,842
Mega Lifesciences PCL	50,300	55,644
Minor International PCL	761,417	566,126
Muangthai Capital PCL	156,000	147,921
Osotspa PCL	292,600	153,256
PTT Exploration & Production PCL	361,000	1,456,149
PTT Global Chemical PCL	451,400	455,198
PTT PCL	2,792,400	2,984,007
Ratch Group PCL (b)	219,100	207,753
Regional Container Lines PCL	47,800	45,684
Sansiri PCL	1,966,900	85,851
SCB X PCL	486,900	2,169,179
SCG Packaging PCL	989,700	849,068
Siam Cement PCL	179,465	1,318,146
Siam Global House PCL	1,034,707	221,141
Sri Trang Agro-Industry PCL	199,100	101,287
Sri Trang Gloves Thailand PCL	169,000	51,381
Srisawad Corp. PCL (b)	172,062	119,644
Star Petroleum Refining PCL	208,500	47,699
See accompanying notes to financial statements.
166

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Supalai PCL	253,900	$122,286
Thai Life Insurance PCL	1,240,100	429,288
Thai Oil PCL	295,557	431,496
Thai Union Group PCL	372,800	131,297
Thai Vegetable Oil PCL	91,960	71,972
Thanachart Capital PCL	32,400	65,833
TIDLOR Holdings PCL	262,474	150,908
Tipco Asphalt PCL	85,400	34,704
Tisco Financial Group PCL	261,100	927,433
TMBThanachart Bank PCL	2,553,000	189,051
True Corp. PCL	2,322,870	902,004
TTW PCL	540,600	160,290
VGI PCL (b)	1,064,784	29,808
WHA Corp. PCL	1,565,200	242,645
		45,804,085
TURKEY — 0.2%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (a)	116,279	99,692
Akbank TAS	835,125	1,378,286
Aksa Akrilik Kimya Sanayii AS	280,824	72,831
Aksa Enerji Uretim AS (a)	69,891	121,714
Alarko Holding AS	37,401	86,337
Anadolu Anonim Turk Sigorta Sirketi	177,320	103,985
Anadolu Efes Biracilik Ve Malt Sanayii AS	861,180	388,362
Arcelik AS (a)	48,914	104,159
Aselsan Elektronik Sanayi Ve Ticaret AS	373,368	2,760,917
Aygaz AS	35,787	163,765
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi (a)	415,617	53,538
BIM Birlesik Magazalar AS	253,704	1,986,162
Cimsa Cimento Sanayi VE Ticaret AS	63,005	63,605
Dogan Sirketler Grubu Holding AS	36,502	16,039
Dogus Otomotiv Servis ve Ticaret AS	17,178	66,016
Eldorado Gold Corp.	61,580	1,915,870
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	987,386	437,658
Enerjisa Enerji AS (e)	259,807	570,227
Eregli Demir ve Celik Fabrikalari TAS	1,075,978	933,557
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	382,650	75,537
Gubre Fabrikalari TAS (a)	14,397	136,624
Haci Omer Sabanci Holding AS	480,230	1,003,578
Hektas Ticaret TAS (a)	253,300	17,916
Is Yatirim Menkul Degerler AS Class A	75,462	58,389
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (a)	198,426	169,270
Katilimevim Tasarruf Finansman AS	174,273	651,813
Security Description	Shares	Value
KOC Holding AS	198,396	$822,832
LDR Turizm AS	83,680	157,834
Lydia Holding AS (a)	39,211	152,960
Mavi Giyim Sanayi Ve Ticaret AS Class B (e)	203,526	164,198
Migros Ticaret AS	21,576	309,613
MLP Saglik Hizmetleri AS (a) (e)	8,993	82,884
Nuh Cimento Sanayi AS	16,787	79,410
Otokar Otomotiv Ve Savunma Sanayi AS (a)	9,030	72,725
Oyak Cimento Fabrikalari AS	258,413	113,544
Pasifik Eurasia Lojistik Dis Ticaret AS (a)	154,312	341,993
Pegasus Hava Tasimaciligi AS (a)	111,878	419,883
Petkim Petrokimya Holding AS (a)	532,531	218,124
Ral Yatirim Holding AS (a)	76,559	314,405
Reysas Gayrimenkul Yatirim Ortakligi AS REIT (a)	263,584	168,922
Reysas Tasimacilik ve Lojistik Ticaret AS (a)	400,000	188,102
Selcuk Ecza Deposu Ticaret ve Sanayi AS	27,174	122,138
Sok Marketler Ticaret AS (a)	87,998	87,327
TAV Havalimanlari Holding AS (a)	53,368	322,858
Tofas Turk Otomobil Fabrikasi AS	31,315	206,728
Trust Anadolu Metal Madencilik Isletmeleri AS (a)	31,169	74,155
Turk Altin Isletmeleri AS (a)	302,505	302,275
Turk Hava Yollari AO	159,985	1,117,877
Turk Traktor ve Ziraat Makineleri AS (a)	8,791	82,624
Turkcell Iletisim Hizmetleri AS	332,826	766,159
Turkiye Is Bankasi AS Class C	2,285,862	725,608
Turkiye Petrol Rafinerileri AS	250,925	1,223,552
Turkiye Sigorta AS	977,816	129,312
Turkiye Sinai Kalkinma Bankasi AS	312,500	79,573
Turkiye Sise ve Cam Fabrikalari AS	278,975	264,890
Ulker Biskuvi Sanayi AS	157,977	336,233
Yapi ve Kredi Bankasi AS (a)	910,119	783,020
		23,667,605
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	928,197	3,654,408
Abu Dhabi Islamic Bank PJSC	489,399	2,755,639
Abu Dhabi National Oil Co. for Distribution PJSC	824,973	880,510
ADNOC Drilling Co. PJSC	900,000	1,404,125
Adnoc Gas PLC	1,574,442	1,474,666
ADNOC Logistics & Services	322,914	529,288
Agthia Group PJSC	208,635	199,958
Air Arabia PJSC	732,040	1,086,275
See accompanying notes to financial statements.
167

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ajman Bank PJSC	378,572	$144,306
Al Waha Capital PJSC	424,774	217,433
Aldar Properties PJSC	1,155,220	2,604,376
Amanat Holdings PJSC	457,454	171,884
Americana Restaurants International PLC - Foreign Co.	883,239	488,183
Apex Investment Co. PSC (a)	161,887	146,779
Dana Gas PJSC	2,449,126	621,492
Dubai Electricity & Water Authority PJSC	1,491,391	1,128,873
Dubai Financial Market PJSC	700,652	278,525
Dubai Investments PJSC	1,035,581	1,046,084
Dubai Islamic Bank PJSC	921,020	1,868,246
Emaar Development PJSC	338,697	1,274,465
Emaar Properties PJSC	1,853,346	6,015,080
Emirates Central Cooling Systems Corp.	617,533	274,067
Emirates NBD Bank PJSC	588,233	4,734,373
Emirates Telecommunications Group Co. PJSC	940,883	4,918,645
Etihad Energy Holding PJSC (a)	69,029	54,881
First Abu Dhabi Bank PJSC	1,240,488	5,741,827
NMDC Energy PJSC	356,855	289,545
Parkin Co. PJSC	215,464	343,780
RAK Properties PJSC (a)	185,714	54,611
Salik Co. PJSC	526,157	842,367
Space42 PLC (a)	426,134	201,885
Spinneys 1961 Holding PLC	231,440	81,920
		45,528,496
UNITED KINGDOM — 6.5%
3i Group PLC	276,374	9,119,075
4imprint Group PLC	8,505	415,408
Aberdeen Group PLC	486,401	1,537,760
Admiral Group PLC	70,965	3,353,101
Advanced Medical Solutions Group PLC	75,169	279,350
AG Barr PLC	29,655	249,146
AJ Bell PLC	87,150	707,321
Alfa Financial Software Holdings PLC (e)	26,667	54,719
Allfunds Group PLC	88,575	851,662
AO World PLC (a)	129,799	157,632
Ashmore Group PLC (b)	105,285	281,156
Associated British Foods PLC (b)	88,338	2,328,516
AstraZeneca PLC	427,123	79,932,712
Autotrader Group PLC (e)	242,122	1,603,889
Aviva PLC	831,539	7,175,994
Avon Technologies PLC	10,000	227,756
B&M European Value Retail PLC	283,062	732,227
Babcock International Group PLC	66,673	842,264
BAE Systems PLC	835,989	20,460,392
Balfour Beatty PLC	140,668	1,619,635
Baltic Classifieds Group PLC	121,468	303,252
Barclays PLC	3,855,821	25,925,941
Security Description	Shares	Value
Barratt Redrow PLC	364,252	$1,358,987
Beazley PLC	163,778	2,797,606
Bellway PLC	31,608	813,024
Berkeley Group Holdings PLC (a)	27,254	1,265,326
Big Yellow Group PLC REIT	49,288	590,393
Bodycote PLC	44,593	392,995
Breedon Group PLC	72,504	284,458
Bridgepoint Group PLC (b) (e)	65,089	226,686
British American Tobacco PLC	587,016	36,439,280
British Land Co. PLC REIT	327,961	1,800,343
BT Group PLC	1,675,375	4,227,140
Bunzl PLC	90,142	3,146,556
Burberry Group PLC (a)	101,904	1,436,376
Bytes Technology Group PLC (b)	51,912	260,443
Centrica PLC	1,252,253	2,839,616
Ceres Power Holdings PLC (a)	41,183	278,493
Cerillion PLC (b)	4,240	61,340
Chemring Group PLC	72,089	489,882
Chesnara PLC	65,336	287,034
CK Hutchison Holdings Ltd.	739,524	6,247,533
Clarkson PLC	7,707	426,145
Close Brothers Group PLC (a)	49,400	265,674
CMC Markets PLC (e)	26,503	161,106
Coats Group PLC	583,382	603,562
Coca-Cola Europacific Partners PLC (d)	21,628	2,164,314
Coca-Cola Europacific Partners PLC (d)	34,284	3,441,488
Cohort PLC (b)	12,652	206,546
Compass Group PLC	471,522	15,230,161
Computacenter PLC	19,513	1,106,907
Convatec Group PLC (e)	432,887	1,235,280
Craneware PLC	6,020	107,706
Cranswick PLC	14,266	1,041,400
Croda International PLC	34,986	1,404,199
Currys PLC	269,054	569,934
CVS Group PLC	20,835	324,372
DCC PLC	24,044	1,991,333
Derwent London PLC REIT (b)	34,274	882,964
Diageo PLC	631,921	12,769,461
Diploma PLC	37,980	3,594,156
DiscoverIE Group PLC	21,999	197,380
Domino's Pizza Group PLC (b)	90,996	218,722
Dr. Martens PLC (b)	130,166	119,379
Drax Group PLC	100,257	1,009,971
Dunelm Group PLC	34,666	361,872
easyJet PLC (b)	100,198	742,603
Elementis PLC	133,671	272,864
Entain PLC	165,083	1,224,804
Fevertree Drinks PLC	31,083	335,196
Firstgroup PLC	134,723	335,807
Foresight Group Holdings Ltd.	16,770	97,490
Frasers Group PLC (a) (b)	35,574	339,480
Games Workshop Group PLC	8,789	2,519,682
Gamma Communications PLC	21,055	234,880
See accompanying notes to financial statements.
168

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
GB Group PLC	66,689	$174,725
Genuit Group PLC	65,716	241,604
Genus PLC	15,401	439,072
GlobalData PLC (b)	91,631	90,848
Grafton Group PLC CDI	46,361	554,286
Grainger PLC REIT	199,424	449,171
Great Portland Estates PLC REIT	76,945	339,056
Greencore Group PLC (a) (c)	41,589	—
Greggs PLC (b)	30,291	643,259
GSK PLC	1,143,484	30,065,404
Halma PLC	103,243	5,390,728
Hammerson PLC REIT	125,008	613,560
Harbour Energy PLC	143,548	409,627
Hays PLC	418,592	173,229
Hikma Pharmaceuticals PLC	44,363	894,987
Hill & Smith PLC	21,216	772,962
Hilton Food Group PLC	22,541	154,075
Hiscox Ltd.	90,633	2,221,804
Hollywood Bowl Group PLC	38,461	140,125
Howden Joinery Group PLC	146,554	1,629,052
HSBC Holdings PLC	4,876,873	92,613,193
Hunting PLC	40,060	235,541
Ibstock PLC (b) (e)	111,679	136,145
ICG PLC	78,797	1,766,411
IG Group Holdings PLC	96,594	2,330,754
IMI PLC	69,091	2,718,017
Imperial Brands PLC	214,067	7,924,114
Inchcape PLC	95,889	981,241
Informa PLC	362,580	4,351,318
IntegraFin Holdings PLC	64,407	303,041
International Consolidated Airlines Group SA Class DI (b)	353,090	2,237,238
Intertek Group PLC	43,990	3,389,289
Investec PLC	162,242	1,293,090
IP Group PLC (a)	238,094	206,987
ITV PLC	927,483	992,187
J D Wetherspoon PLC (b)	20,584	186,460
J Sainsbury PLC	466,283	1,979,158
JD Sports Fashion PLC	725,660	815,965
JET2 PLC	29,777	510,618
Johnson Matthey PLC	46,163	1,159,225
Johnson Service Group PLC	109,541	239,600
Jupiter Fund Management PLC	87,814	190,678
Kainos Group PLC	19,985	203,447
Keller Group PLC	18,468	650,539
Kier Group PLC	95,769	277,353
Kingfisher PLC	481,291	1,809,062
Lancashire Holdings Ltd.	64,356	551,363
Land Securities Group PLC REIT	195,317	1,687,616
Legal & General Group PLC	1,549,446	5,881,593
Lloyds Banking Group PLC	16,411,487	24,199,950
London Stock Exchange Group PLC	125,908	13,639,624
Security Description	Shares	Value
LondonMetric Property PLC REIT	622,686	$1,556,223
M&G PLC	616,097	2,749,155
Man Group PLC	317,209	1,230,207
Marks & Spencer Group PLC	573,052	2,829,368
Me Group International PLC (b)	39,304	52,375
Melrose Industries PLC	349,155	2,200,761
Metro Bank Holdings PLC (a)	88,827	193,113
Mitchells & Butlers PLC (a)	71,296	230,891
Mitie Group PLC	312,065	618,797
Molten Ventures PLC (a)	37,066	285,582
MONY Group PLC	134,648	330,974
Moonpig Group PLC	77,622	246,639
Morgan Advanced Materials PLC	79,507	224,770
Morgan Sindall Group PLC	16,269	1,061,513
MP Evans Group PLC	10,707	215,152
National Grid PLC	1,401,861	23,220,524
NatWest Group PLC	2,265,003	20,051,511
Next PLC	32,403	6,255,347
Ninety One PLC	69,121	193,757
Ocado Group PLC (a) (b)	159,178	378,594
OSB Group PLC	99,754	687,148
OXB (a) (b)	20,000	165,641
Oxford Instruments PLC	15,307	619,238
Oxford Nanopore Technologies PLC (a) (b)	125,370	206,499
Pagegroup PLC	75,733	106,849
Paragon Banking Group PLC	50,256	511,940
Paratus Energy Services Ltd.	22,511	105,099
Pearson PLC	156,920	2,490,932
Pennon Group PLC	124,477	769,557
Persimmon PLC	94,136	1,311,890
Pets at Home Group PLC	115,550	272,067
Playtech PLC (a) (b)	65,259	275,955
Polar Capital Holdings PLC	18,095	213,988
Polestar Automotive Holding U.K. PLC Class A, ADR (a) (b)	14,729	276,611
PPHE Hotel Group Ltd.	6,313	144,117
Premier Foods PLC	172,484	467,474
Primary Health Properties PLC REIT	744,668	945,861
QinetiQ Group PLC	134,278	752,803
Quilter PLC (e)	370,321	945,170
Raspberry PI Holdings PLC (a) (b)	21,011	229,509
Rathbones Group PLC	14,419	306,584
Reckitt Benckiser Group PLC	176,235	11,487,210
RELX PLC	499,332	15,680,381
Renew Holdings PLC	16,446	193,396
Renishaw PLC	8,997	611,393
Rentokil Initial PLC	715,506	4,051,227
Rightmove PLC	215,867	1,255,484
Rolls-Royce Holdings PLC	2,367,399	45,391,188
Rotork PLC	224,205	879,039
RS Group PLC	125,026	964,945
Safestore Holdings PLC REIT	57,625	468,839
See accompanying notes to financial statements.
169

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STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sage Group PLC	269,891	$2,923,015
Savills PLC	36,289	411,325
Schroders PLC	212,585	1,657,650
Segro PLC REIT	358,201	4,160,893
Senior PLC	110,719	423,221
Serco Group PLC	275,319	800,263
Serica Energy PLC	48,012	138,281
Severn Trent PLC	76,672	3,008,110
Shaftesbury Capital PLC REIT	369,994	678,174
Shawbrook Group PLC (a) (e)	35,628	153,920
SigmaRoc PLC (a)	215,301	365,485
Smith & Nephew PLC	225,834	3,268,643
Smiths Group PLC	92,489	3,142,552
Softcat PLC	36,408	884,302
Spirax Group PLC	20,851	1,891,550
Spire Healthcare Group PLC (e)	64,329	183,568
SSE PLC	332,466	10,749,221
SSP Group PLC	210,596	524,647
St. James's Place PLC	151,400	2,434,455
Standard Chartered PLC	538,403	14,584,883
Standard Life PLC	184,913	2,044,396
Subsea 7 SA	59,317	2,026,087
Supermarket Income REIT PLC (b)	385,678	449,952
Target Healthcare REIT PLC (b)	132,171	190,159
Tate & Lyle PLC	95,117	699,392
Taylor Wimpey PLC (b)	1,064,602	1,140,002
Telecom Plus PLC	28,411	280,174
Tesco PLC	1,797,834	10,945,379
THG PLC (a) (b)	181,987	72,656
TP ICAP Group PLC	200,101	898,736
Trainline PLC (a) (e)	133,185	360,610
Travis Perkins PLC (b)	58,055	425,720
Tritax Big Box REIT PLC	595,177	1,274,976
Trustpilot Group PLC (a) (e)	87,561	301,695
Unilever PLC	615,872	37,008,493
UNITE Group PLC REIT	131,300	886,152
United Utilities Group PLC	217,290	3,775,130
Verisure PLC (a) (b)	70,616	787,976
Vesuvius PLC	56,198	334,158
Victrex PLC (b)	20,054	153,046
Vistry Group PLC (a) (b)	88,388	301,025
Vodafone Group PLC	5,320,752	7,033,716
Volex PLC	38,069	284,467
Volution Group PLC	58,319	472,937
Watches of Switzerland Group PLC (a) (e)	60,025	564,847
Weir Group PLC	73,536	2,346,318
WH Smith PLC	34,479	179,846
Whitbread PLC	48,461	1,537,887
Wise Group PLC Class A (a)	185,603	2,227,419
Workspace Group PLC REIT (b)	40,406	185,770
WPP PLC	290,648	909,628
XPS Pensions Group PLC	49,990	204,024
Yellow Cake PLC (a) (e)	57,194	400,049
Security Description	Shares	Value
Young & Co.'s Brewery PLC Class A	7,261	$81,048
Zegona Communications PLC	50,915	1,075,824
Zigup PLC	49,668	299,285
		791,254,072
UNITED STATES — 3.9%
Acerinox SA	65,426	1,146,708
Aegon Ltd.	374,527	3,184,928
Alcon AG	138,316	9,362,243
AP Moller - Maersk AS Class A	639	1,475,818
AP Moller - Maersk AS Class B	896	2,129,679
Aura Minerals, Inc.	9,300	585,435
BeOne Medicines Ltd. Class H (a)	239,500	5,204,098
Bitdeer Technologies Group Class A (a) (b)	52,900	839,523
BP PLC	4,456,076	27,625,805
BRP, Inc.	9,067	553,638
Buzzi SpA	23,065	1,181,122
Eagle Hospitality Trust REIT (a) (b) (c)	112,600	—
Energy Fuels, Inc. (a) (b)	64,700	939,433
Experian PLC	259,459	8,757,247
Ferrovial NV	145,955	10,008,885
GCC SAB de CV (b)	46,700	558,569
GFL Environmental, Inc. (b)	69,400	2,550,985
Haleon PLC	2,507,586	11,572,122
Holcim AG	142,127	12,841,029
Inmode Ltd. (a)	15,900	232,458
InterContinental Hotels Group PLC	39,190	6,750,478
JBS NV Class A	104,000	1,232,400
JS Global Lifestyle Co. Ltd. (a) (e)	278,500	46,878
Keel Infrastructure Corp. (a) (b)	251,000	1,436,560
Legend Biotech Corp. ADR (a)	20,600	594,928
Monday.com Ltd. (a)	11,655	843,705
Novartis AG	525,146	82,406,224
Octave Intelligence PLC SDR (a) (b)	58,488	945,173
PolyPeptide Group AG (a) (e)	3,447	201,055
Qiagen NV	59,187	2,293,962
Reliance Worldwide Corp. Ltd. (b)	219,021	593,295
Resolute Forest Products, Inc. (a)	7,600	10,792
RHI Magnesita NV	4,361	158,306
Riskified Ltd. Class A (a)	23,700	119,448
Roche Holding AG	198,954	82,082,553
Roche Holding AG Class BR, Bearer Shares	9,060	3,809,771
Rosebank Industries PLC (a)	252,472	1,109,159
Sanofi SA	303,801	26,077,965
Schneider Electric SE	151,759	49,518,635
Shell PLC	1,593,831	62,045,003
Signify NV (e)	38,351	731,801
See accompanying notes to financial statements.
170

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sims Ltd.	53,199	$1,015,759
Sinch AB (a) (e)	118,351	463,956
Spotify Technology SA (a)	41,300	18,962,069
Stellantis NV (a) (b)	565,012	3,214,065
Sunbelt Rentals Holdings, Inc.	118,001	8,607,656
Swiss Re AG	82,697	13,173,699
Tenaris SA	103,035	2,851,936
Titan SA	12,284	729,601
Vobile Group Ltd. (a) (b)	586,000	171,868
		472,948,425
ZAMBIA — 0.0% *
First Quantum Minerals Ltd. (a)	200,800	5,482,990
TOTAL COMMON STOCKS (Cost $7,544,505,560)		11,997,744,771
PREFERRED STOCKS — 0.0% *
BRAZIL — 0.0% *
Axia Energia SA, (a)	109	1,099
Axia Energia SA Class C, Preference Shares (a)	114,890	1,176,623
		1,177,722
COLOMBIA — 0.0% *
Grupo Cibest SA Preference Shares 3.34%	89,644	1,757,517
JAPAN — 0.0% *
Ito En Ltd. Preference Shares 3.41%	6,300	68,223
TOTAL PREFERRED STOCKS (Cost $1,557,199)		3,003,462
RIGHTS — 0.0% *
BRAZIL — 0.0% *
Banco ABC Brasil SA (expiring 07/30/26) (a)	637	523
SOUTH KOREA — 0.0% *
Hanwha Solutions Corp. (expiring 07/23/26) (a)	9,770	38,152
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (a)	50,695	106,472
TOTAL RIGHTS (Cost $108,053)		145,147
WARRANTS — 0.0% *
AUSTRALIA — 0.0% *
Magellan Financial Group Ltd. (expiring 04/16/27) (a)	2,771	16
BRAZIL — 0.0% *
Orizon Valorizacao de Residuos SA (expiring 09/01/27) (a)	1,099	7,432
Security Description	Shares	Value
CANADA — 0.0%
Constellation Software, Inc. (expiring 03/31/40) (a) (c)	4,200	$—
ITALY — 0.0% *
Fincantieri SpA (expiring 09/30/26) (a) (b)	5,391	4,949
Webuild SpA (expiring 08/02/30) (a) (b) (c)	2,371	—
		4,949
MALAYSIA — 0.0% *
Supermax Corp. Bhd. (expiring 03/01/30) (a)	24,016	442
Top Glove Corp. Bhd. (expiring 02/09/30) (a)	56,050	1,993
VS Industry Bhd. (expiring 09/05/26) (a)	44,400	54
YTL Corp. Bhd. (expiring 06/02/28) (a)	149,220	19,762
YTL Power International Bhd. (expiring 06/02/28) (a)	164,440	69,769
		92,020
PHILIPPINES — 0.0% *
Alliance Global Group, Inc. (expiring 11/19/30) (a)	112,725	1,910
THAILAND — 0.0% *
VGI PCL (expiring 05/23/27) (a)	223,290	67
TOTAL WARRANTS (Cost $952)		106,394
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	283,119,096	283,119,096
State Street Navigator Securities Lending Portfolio II (h) (i)	200,244,240	200,244,240
TOTAL SHORT-TERM INVESTMENTS (Cost $483,363,336)		483,363,336
TOTAL INVESTMENTS — 102.8% (Cost $8,029,535,100)		12,484,363,110
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(343,344,022)
NET ASSETS — 100.0%		$12,141,019,088

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $480,095,
representing less than 0.05% of the Fund's net assets.

See accompanying notes to financial statements.
171

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.8% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(f)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
June 30, 2026 are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	800	09/18/2026	$70,054,530	$70,292,000	$237,470
MSCI EAFE Index (long)	575	09/18/2026	89,719,806	90,427,375	707,569
S&P/TSX 60 Index (long)	35	09/17/2026	10,139,816	10,142,659	2,843
					$947,882
During the period ended June 30, 2026, the average notional value related to futures contracts was $145,252,384.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$11,950,420,662	$46,844,014	$480,095	$11,997,744,771
Preferred Stocks	3,002,363	1,099	—	3,003,462
Rights	106,472	38,675	—	145,147
Warrants	16,809	89,585	—	106,394
Short-Term Investments	483,363,336	—	—	483,363,336
TOTAL INVESTMENTS	$12,436,909,642	$46,973,373	$480,095	$12,484,363,110
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$947,882	$—	$—	$947,882
TOTAL OTHER FINANCIAL INSTRUMENTS:	$947,882	$—	$—	$947,882
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	130,669,371	$130,669,371	$930,976,301	$778,526,576	$—	$—	283,119,096	$283,119,096	$1,886,368
State Street Navigator Securities Lending Portfolio II	233,251,908	233,251,908	661,065,292	694,072,960	—	—	200,244,240	200,244,240	729,881
Total		$363,921,279	$1,592,041,593	$1,472,599,536	$—	$—		$483,363,336	$2,616,249
See accompanying notes to financial statements.
172

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AEROSPACE & DEFENSE — 3.9%
AAR Corp. (a)	13,141	$1,878,243
AeroVironment, Inc. (a) (b)	12,785	2,110,420
AerSale Corp. (a)	13,400	84,688
Aevex Corp. Class A (a)	3,400	71,026
AIRO Group Holdings, Inc. (a) (b)	7,000	51,730
Archer Aviation, Inc. Class A (a) (b)	215,800	1,020,734
Astronics Corp. (a)	8,668	704,362
Astronics Corp. Class B (a) (b)	2,193	166,668
ATI, Inc. (a)	45,237	8,916,213
Beta Technologies, Inc. Class A (a) (b)	12,200	204,350
BWX Technologies, Inc.	30,608	5,957,847
Cadre Holdings, Inc. (b)	9,900	282,249
Carpenter Technology Corp.	16,104	9,933,591
Curtiss-Wright Corp.	12,306	9,324,994
Ducommun, Inc. (a)	4,700	870,487
Eve Holding, Inc. (a)	31,919	80,117
Firefly Aerospace, Inc. (a) (b)	25,600	752,640
FTAI Aviation Ltd.	34,243	9,263,759
HEICO Corp.	13,768	4,904,024
HEICO Corp. Class A	26,344	6,794,381
Hexcel Corp. (b)	25,085	2,510,005
Innovative Solutions & Support, Inc. (a)	5,000	90,000
Intuitive Machines, Inc. (a) (b)	41,700	891,963
Karman Holdings, Inc. (a)	23,300	1,163,136
Kratos Defense & Security Solutions, Inc. (a)	62,048	3,093,713
Leonardo DRS, Inc.	26,100	1,113,687
Loar Holdings, Inc. (a) (b)	15,100	1,217,211
Mercury Systems, Inc. (a) (b)	18,500	2,263,105
Moog, Inc. Class A	9,221	3,908,229
National Presto Industries, Inc.	1,790	223,732
Park Aerospace Corp.	6,200	236,592
Red Cat Holdings, Inc. (a) (b)	36,000	383,400
Redwire Corp. (a)	63,100	771,713
Rocket Lab Corp. (a)	181,400	18,439,310
Satellogic, Inc. Class A (a)	31,000	177,320
Sidus Space, Inc. Class A (a) (b)	26,700	75,027
StandardAero, Inc. (a) (b)	76,800	2,297,088
Starfighters Space, Inc. (a) (b)	8,600	45,752
Swarmer, Inc. (a)	900	39,879
TAT Technologies Ltd. (a) (b)	1,600	77,168
V2X, Inc. (a)	9,400	700,864
Virgin Galactic Holdings, Inc. (a) (b)	28,100	81,209
Voyager Technologies, Inc. Class A (a) (b)	17,100	551,475
VSE Corp.	9,280	2,120,480
Woodward, Inc.	19,827	8,435,199
York Space Systems, Inc. (a) (b)	6,800	167,416
		114,447,196
Security Description	Shares	Value
AIR FREIGHT & LOGISTICS — 0.1%
Forward Air Corp. (a) (b)	7,251	$97,961
GXO Logistics, Inc. (a)	38,093	1,931,315
Hub Group, Inc. Class A	19,734	864,152
Radiant Logistics, Inc. (a)	12,753	120,643
		3,014,071
AIRLINES — 0.4%
Alaska Air Group, Inc. (a) (b)	37,400	1,952,280
Allegiant Travel Co. (a)	8,159	959,498
American Airlines Group, Inc. (a)	217,700	3,933,839
flyExclusive, Inc. (a) (b)	8,000	16,000
Frontier Group Holdings, Inc. (a) (b)	20,500	162,155
JetBlue Airways Corp. (a)	105,636	605,294
Joby Aviation, Inc. (a) (b)	218,328	1,947,486
Republic Airways Holdings, Inc. (a)	4,800	100,848
SkyWest, Inc. (a)	13,303	1,321,387
		10,998,787
AUTO COMPONENTS — 0.7%
Adient PLC (a)	26,100	479,718
BorgWarner, Inc.	68,500	4,548,400
Cooper-Standard Holdings, Inc. (a)	5,800	156,890
Dana, Inc.	36,342	988,866
Dauch Corp. (a)	80,050	433,871
Dorman Products, Inc. (a) (b)	8,827	1,204,444
Fox Factory Holding Corp. (a) (b)	14,497	245,652
Garrett Motion, Inc.	57,000	2,065,110
Gentex Corp.	69,981	1,768,420
Gentherm, Inc. (a)	10,685	364,465
Goodyear Tire & Rubber Co. (a)	91,916	606,646
Holley, Inc. (a) (b)	28,700	73,185
LCI Industries	7,613	806,064
Lear Corp.	16,724	2,242,019
Motorcar Parts of America, Inc. (a)	5,200	79,664
Patrick Industries, Inc. (b)	10,591	950,860
Phinia, Inc.	12,200	1,004,914
QuantumScape Corp. (a) (b)	165,401	1,250,432
Solid Power, Inc. (a) (b)	60,200	155,918
Standard Motor Products, Inc. (b)	7,343	286,157
Strattec Security Corp. (a)	1,400	114,030
Versigent PLC (a)	23,700	995,637
Visteon Corp.	8,658	858,960
XPEL, Inc. (a) (b)	8,500	421,600
		22,101,922
AUTOMOBILES — 0.3%
Harley-Davidson, Inc. (b)	33,701	824,326
Livewire Group, Inc. (a) (b)	15,748	17,638
Lucid Group, Inc. (a) (b)	43,849	293,350
Rivian Automotive, Inc. Class A (a) (b)	284,300	4,932,605
Thor Industries, Inc. (b)	16,701	1,255,247
See accompanying notes to financial statements.
173

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Winnebago Industries, Inc.	8,000	$249,920
		7,573,086
BANKS — 6.2%
1st Source Corp.	6,020	491,112
ACNB Corp.	3,700	219,706
Amalgamated Financial Corp.	6,700	307,530
Amerant Bancorp, Inc.	11,700	298,584
Ameris Bancorp	21,259	1,918,837
Ames National Corp.	3,222	95,403
Arrow Financial Corp. (b)	5,865	240,406
Associated Banc-Corp.	45,104	1,387,850
Atlantic Union Bankshares Corp.	46,779	1,979,219
Avidbank Holdings, Inc. (a)	1,000	33,030
Avidia Bancorp, Inc.	1,000	20,990
Axos Financial, Inc. (a)	18,232	1,775,614
Banc of California, Inc.	48,951	1,000,069
BancFirst Corp.	7,352	817,028
Bancorp, Inc. (a)	13,278	831,734
Bank First Corp.	3,500	519,225
Bank of Hawaii Corp.	13,026	1,061,489
Bank of Marin Bancorp	5,744	159,109
Bank of NT Butterfield & Son Ltd.	13,196	785,162
Bank OZK	32,944	1,716,053
Bank7 Corp.	1,400	68,530
BankUnited, Inc.	24,027	1,164,108
Bankwell Financial Group, Inc.	2,342	137,593
Banner Corp.	11,000	730,840
Bar Harbor Bankshares	6,080	229,581
BayCom Corp.	3,400	111,860
BCB Bancorp, Inc. (b)	4,300	46,096
Beacon Financial Corp.	27,585	839,963
Blue Ridge Bankshares, Inc. (b)	23,300	82,249
BOK Financial Corp.	5,708	792,727
Bridgewater Bancshares, Inc. (a)	7,076	148,879
Burke & Herbert Financial Services Corp.	5,232	375,972
Business First Bancshares, Inc.	10,900	334,957
BV Financial, Inc. (a)	2,800	59,304
Byline Bancorp, Inc.	10,400	391,664
C&F Financial Corp.	1,000	80,000
California BanCorp	7,952	165,720
Camden National Corp. (b)	6,102	330,850
Capital Bancorp, Inc. (b)	4,600	161,552
Capital City Bank Group, Inc.	4,905	242,405
Capitol Federal Financial, Inc.	40,500	344,655
Carter Bankshares, Inc.	7,300	248,273
Cathay General Bancorp	21,309	1,320,945
CB Financial Services, Inc. (b)	1,600	60,640
Central BanCo, Inc.	7,300	221,774
Central Pacific Financial Corp.	9,154	349,683
CF Bankshares, Inc. (b)	1,800	58,986
Chain Bridge Bancorp, Inc. Class A (a)	900	37,845
Chaince Digital Holdings, Inc. (a) (b)	21,200	92,644
Chemung Financial Corp.	1,337	99,713
Security Description	Shares	Value
ChoiceOne Financial Services, Inc.	5,400	$183,600
Citizens & Northern Corp.	5,851	136,387
Citizens Community Bancorp, Inc.	3,100	72,509
Citizens Financial Services, Inc.	1,726	125,031
City Holding Co.	4,495	596,217
Civista Bancshares, Inc.	7,000	197,540
CNB Financial Corp. (b)	10,578	356,584
Coastal Financial Corp. (a)	4,613	357,554
CoastalSouth Bancshares, Inc.	3,300	88,605
Colony Bankcorp, Inc.	6,646	133,518
Columbia Banking System, Inc.	95,424	3,058,339
Columbia Financial, Inc. (a) (b)	9,400	199,468
Commerce Bancshares, Inc.	43,458	2,509,699
Commercial Bancgroup, Inc.	2,400	77,496
Community Financial System, Inc.	17,639	1,183,930
Community Trust Bancorp, Inc.	5,703	412,669
Community West Bancshares	8,405	225,758
ConnectOne Bancorp, Inc.	16,178	540,992
Cullen/Frost Bankers, Inc.	19,472	3,008,813
Customers Bancorp, Inc. (a)	10,302	814,888
CVB Financial Corp.	55,642	1,254,727
Dime Commercial Bancshares, Inc.	13,640	554,466
Eagle Bancorp Montana, Inc.	2,300	55,039
Eagle Bancorp, Inc.	9,800	278,222
Eagle Financial Services, Inc.	1,500	62,190
East West Bancorp, Inc.	45,332	5,851,908
Eastern Bankshares, Inc.	71,007	1,579,196
ECB Bancorp, Inc. (a)	2,600	52,208
Enterprise Financial Services Corp.	12,114	798,070
Equity Bancshares, Inc. Class A	5,900	289,041
Esquire Financial Holdings, Inc.	2,500	297,775
Farmers & Merchants Bancorp, Inc.	4,700	143,726
Farmers National Banc Corp.	20,346	297,052
FB Bancorp, Inc. (a) (b)	4,800	72,288
FB Financial Corp.	14,743	816,025
Fidelity D&D Bancorp, Inc.	1,700	87,414
Financial Institutions, Inc.	6,580	256,423
Finwise Bancorp (a) (b)	3,300	47,850
First BanCorp	50,900	1,326,963
First Bancorp, Inc.	4,200	146,244
First Bancorp/Southern Pines NC (b)	13,714	876,736
First Bank	7,800	138,294
First Busey Corp.	26,316	776,322
First Business Financial Services, Inc.	2,746	173,465
First Capital, Inc.	1,500	96,960
First Citizens BancShares, Inc. Class A	2,698	5,613,971
First Commonwealth Financial Corp.	32,606	662,880
See accompanying notes to financial statements.
174

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SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
First Community Bankshares, Inc.	6,100	$270,962
First Community Corp.	3,000	98,040
First Financial Bancorp	34,218	1,157,595
First Financial Bankshares, Inc.	43,669	1,510,947
First Financial Corp.	4,000	309,760
First Hawaiian, Inc.	39,700	1,163,210
First Horizon Corp.	156,164	4,004,045
First Internet Bancorp	2,600	72,280
First Interstate BancSystem, Inc. Class A	29,032	1,119,474
First Merchants Corp.	20,550	897,830
First Mid Bancshares, Inc.	7,500	360,675
First National Corp.	2,700	81,054
First Northern Community Bancorp (a)	5,100	91,494
First United Corp.	2,000	88,220
First Western Financial, Inc. (a)	3,200	102,752
Firstsun Capital Bancorp (a)	8,076	313,187
Five Star Bancorp	5,366	261,271
Flagstar Bank NA	99,374	1,484,648
FNB Corp.	109,839	2,095,728
Franklin Financial Services Corp.	1,400	87,640
FS Bancorp, Inc.	2,600	112,840
Fulton Financial Corp.	63,200	1,528,808
FVCBankcorp, Inc.	5,324	93,170
GBank Financial Holdings, Inc. (a) (b)	3,100	93,961
German American Bancorp, Inc.	13,025	618,167
Glacier Bancorp, Inc. (b)	42,773	2,206,231
Great Southern Bancorp, Inc.	2,768	217,039
Greene County Bancorp, Inc.	2,200	73,898
Hancock Whitney Corp.	26,220	1,959,158
Hanmi Financial Corp.	10,400	336,960
Hanover Bancorp, Inc.	1,700	39,644
Hawthorn Bancshares, Inc.	2,000	78,600
HBT Financial, Inc. (b)	4,500	143,955
Heritage Financial Corp. (b)	13,600	402,832
Hilltop Holdings, Inc.	13,200	511,896
Hingham Institution For Savings (b)	568	174,461
Home Bancorp, Inc.	2,573	176,302
Home BancShares, Inc.	57,852	1,651,675
HomeTrust Bancshares, Inc.	5,509	274,844
Hope Bancorp, Inc.	39,821	544,751
Horizon Bancorp, Inc.	18,340	366,433
Independent Bank Corp. (c)	15,771	1,320,348
Independent Bank Corp. (c)	6,918	249,532
International Bancshares Corp.	17,850	1,355,708
Investar Holding Corp.	4,500	134,820
Isabella Bank Corp.	1,100	43,450
John Marshall Bancorp, Inc.	4,700	102,460
Kearny Financial Corp.	20,051	189,682
Lakeland Financial Corp.	8,328	514,004
Landmark Bancorp, Inc.	1,674	51,409
LCNB Corp.	5,400	94,986
Security Description	Shares	Value
Live Oak Bancshares, Inc.	12,290	$501,924
MainStreet Bancshares, Inc.	2,400	59,256
Mechanics Bancorp Class A (b)	14,274	226,957
Mercantile Bank Corp.	5,800	333,036
Meridian Corp.	3,300	66,099
Metrocity Bankshares, Inc. (b)	7,800	279,942
Metropolitan Bank Holding Corp.	3,100	306,156
Mid Penn Bancorp, Inc.	6,926	241,302
Midland States Bancorp, Inc.	6,702	208,700
MVB Financial Corp.	3,773	109,455
National Bank Holdings Corp. Class A	13,348	593,052
National Bankshares, Inc.	2,200	79,926
NB Bancorp, Inc.	14,415	304,589
NBT Bancorp, Inc.	17,200	849,164
Nicolet Bankshares, Inc.	6,478	1,071,396
Northeast Bank	2,600	344,578
Northeast Community Bancorp, Inc.	5,000	138,700
Northfield Bancorp, Inc.	12,180	179,411
Northpointe Bancshares, Inc. (b)	7,500	143,850
Northrim BanCorp, Inc.	7,900	219,146
Northwest Bancshares, Inc.	47,339	717,659
Norwood Financial Corp.	3,518	113,104
NU Holdings Ltd. Class A (a)	1,170,918	15,643,464
Oak Valley Bancorp	2,301	77,647
OceanFirst Financial Corp.	26,502	517,584
OFG Bancorp	14,100	691,887
Ohio Valley Banc Corp.	1,500	65,145
Old National Bancorp	111,154	2,878,889
Old Second Bancorp, Inc.	17,435	406,584
OP Bancorp	4,200	62,958
Orange County Bancorp, Inc.	4,000	147,120
Origin Bancorp, Inc.	10,300	526,845
Orrstown Financial Services, Inc.	6,900	281,727
Park National Corp. (b)	5,717	1,046,154
Parke Bancorp, Inc.	2,997	99,381
Pathward Financial, Inc.	7,143	621,870
PCB Bancorp	3,800	107,806
Peapack-Gladstone Financial Corp.	5,700	269,781
Peoples Bancorp of North Carolina, Inc.	1,600	68,944
Peoples Bancorp, Inc.	11,714	449,935
Peoples Financial Services Corp. (b)	3,239	214,972
Pinnacle Financial Partners, Inc.	49,823	5,026,144
Pioneer Bancorp, Inc. (a) (b)	4,019	68,604
Plumas Bancorp	2,200	128,568
Ponce Financial Group, Inc. (a) (b)	7,600	151,544
Popular, Inc.	21,510	3,531,512
Preferred Bank (b)	3,777	401,344
Primis Financial Corp.	7,169	117,357
Princeton Bancorp, Inc.	1,700	64,515
Prosperity Bancshares, Inc.	29,209	2,133,133
See accompanying notes to financial statements.
175

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Provident Financial Services, Inc.	41,556	$982,384
QCR Holdings, Inc.	5,520	537,372
RBB Bancorp	5,300	145,300
Red River Bancshares, Inc.	1,700	155,176
Renasant Corp.	30,732	1,307,339
Republic Bancorp, Inc. Class A	3,008	272,013
Rhinebeck Bancorp, Inc. (a) (b)	1,700	29,427
Richmond Mutual BanCorp, Inc. (b)	3,100	49,228
S&T Bancorp, Inc.	12,061	591,954
Seacoast Banking Corp. of Florida	32,091	1,067,026
ServisFirst Bancshares, Inc.	17,330	1,503,378
Shore Bancshares, Inc.	10,725	246,139
Sierra Bancorp (b)	4,118	167,850
Simmons First National Corp. Class A	47,939	1,085,818
SmartFinancial, Inc.	5,302	248,770
South Plains Financial, Inc.	4,221	181,862
Southern First Bancshares, Inc. (a)	2,700	164,970
Southern Missouri Bancorp, Inc.	3,300	251,493
Southside Bancshares, Inc.	10,055	353,835
Southstate Bank Corp.	31,889	3,185,711
SR Bancorp, Inc. (b)	2,500	49,200
Stellar Bancorp, Inc.	16,498	648,701
Sterling Bancorp, Inc. (a) (b) (d)	6,689	—
Stock Yards Bancorp, Inc.	9,100	695,877
Texas Capital Bancshares, Inc.	13,928	1,438,205
TFS Financial Corp.	18,617	329,893
Third Coast Bancshares, Inc. (a)	4,400	177,760
Timberland Bancorp, Inc. (b)	2,888	129,411
Tompkins Financial Corp.	4,781	451,900
Towne Bank	28,790	1,043,350
TriCo Bancshares	10,272	553,147
Triumph Financial, Inc. (a) (b)	7,721	589,190
TrustCo Bank Corp.	6,219	341,485
Trustmark Corp.	18,096	832,597
UMB Financial Corp.	23,633	3,373,847
United Bankshares, Inc.	44,005	2,016,749
United Community Banks, Inc.	39,540	1,387,459
Unity Bancorp, Inc.	2,795	164,039
Univest Financial Corp.	9,440	413,000
USCB Financial Holdings, Inc.	4,583	93,768
Valley National Bancorp	154,968	2,270,281
Virginia National Bankshares Corp.	1,935	85,875
WaFd, Inc.	23,724	910,290
Washington Trust Bancorp, Inc.	6,623	241,607
Webster Financial Corp.	52,641	4,022,825
WesBanco, Inc.	30,859	1,204,427
West BanCorp, Inc.	5,200	137,956
Westamerica BanCorp	7,385	433,278
Western Alliance Bancorp	35,383	2,908,483
Western New England Bancorp, Inc.	6,000	85,800
Security Description	Shares	Value
Wintrust Financial Corp.	22,112	$3,553,841
WSFS Financial Corp.	17,224	1,321,598
Zions Bancorp NA	47,900	3,314,201
		183,741,947
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	2,516	445,408
Celsius Holdings, Inc. (a) (b)	57,100	1,671,888
Coca-Cola Consolidated, Inc.	18,920	3,612,206
MGP Ingredients, Inc.	4,800	84,096
National Beverage Corp. (a)	7,794	243,173
Primo Brands Corp. (b)	82,500	2,016,300
Vita Coco Co., Inc. (a)	16,100	1,064,854
		9,137,925
BIOTECHNOLOGY — 7.1%
4D Molecular Therapeutics, Inc. (a) (b)	14,900	198,170
Abeona Therapeutics, Inc. (a) (b)	17,700	109,386
Absci Corp. (a)	45,700	529,663
ACADIA Pharmaceuticals, Inc. (a)	42,689	1,080,032
Achieve Life Sciences, Inc. (a)	25,500	166,515
Acumen Pharmaceuticals, Inc. (a)	17,500	46,725
ADC Therapeutics SA (a)	34,700	37,129
ADMA Biologics, Inc. (a)	75,885	635,157
Aduro Biotech, Inc. (a) (d)	2,090	—
Agenus, Inc. (a) (b)	500	1,530
Agios Pharmaceuticals, Inc. (a)	19,804	734,926
Akebia Therapeutics, Inc. (a)	87,300	99,522
Akero Therapeutics, Inc. (a)	22,200	14,430
Aktis Oncology, Inc. (a) (b)	7,100	228,833
Alector, Inc. (a) (b)	30,935	62,179
Alkermes PLC (a)	54,762	2,869,255
Allogene Therapeutics, Inc. (a)	81,731	170,001
Alnylam Pharmaceuticals, Inc. (a)	45,000	13,546,350
Altimmune, Inc. (a) (b)	51,100	155,344
ALX Oncology Holdings, Inc. (a) (b)	38,300	79,281
AnaptysBio, Inc. (a)	6,614	446,445
Anavex Life Sciences Corp. (a) (b)	29,900	77,441
Anika Therapeutics, Inc. (a)	4,047	59,208
Annexon, Inc. (a)	51,200	292,352
Apellis Pharmaceuticals, Inc. (a)	38,300	1,149
Apogee Therapeutics, Inc. (a)	14,800	1,964,404
Arbutus Biopharma Corp. (a)	52,400	251,520
Arcellx, Inc. (a)	13,300	931
Arcturus Therapeutics Holdings, Inc. (a) (b)	9,935	66,763
Arcus Biosciences, Inc. (a)	29,795	918,580
Arcutis Biotherapeutics, Inc. (a)	37,800	991,116
Ardelyx, Inc. (a)	81,400	415,140
Armata Pharmaceuticals, Inc. (a)	4,400	28,512
See accompanying notes to financial statements.
176

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
ArriVent Biopharma, Inc. (a) (b)	11,500	$399,510
Arrowhead Pharmaceuticals, Inc. (a)	45,161	3,681,073
ARS Pharmaceuticals, Inc. (a) (b)	21,700	173,817
Artiva Biotherapeutics, Inc. (a)	2,400	23,280
Ascendis Pharma AS (a)	16,100	4,294,192
Assembly Biosciences, Inc. (a)	1,100	30,228
Atrium Therapeutics, Inc. (a)	3,870	52,052
Aura Biosciences, Inc. (a) (b)	15,800	112,180
Aurinia Pharmaceuticals, Inc. (a)	39,400	668,618
Avalo Therapeutics, Inc. (a)	13,900	256,872
Beam Therapeutics, Inc. (a)	32,600	1,118,832
Benitec Biopharma, Inc. (a)	6,600	88,308
Bicara Therapeutics, Inc. (a)	11,700	347,373
BioCryst Pharmaceuticals, Inc. (a)	77,354	773,540
Biohaven Ltd. (a)	44,000	654,720
BioMarin Pharmaceutical, Inc. (a)	64,127	3,669,347
Black Diamond Therapeutics, Inc. (a)	2,000	3,700
Bridgebio Pharma, Inc. (a)	57,294	4,267,257
Bright Minds Biosciences, Inc. (a)	2,400	168,480
C4 Therapeutics, Inc. (a)	34,200	159,714
Cabaletta Bio, Inc. (a)	38,100	118,491
CAMP4 Therapeutics Corp. (a) (b)	10,500	45,885
Candel Therapeutics, Inc. (a) (b)	17,800	183,340
Canton Strategic Holdings, Inc. (a)	11,600	32,712
Capricor Therapeutics, Inc. (a)	18,000	433,440
CareDx, Inc. (a)	17,048	485,868
Caribou Biosciences, Inc. (a) (b)	29,000	51,040
Caris Life Sciences, Inc. (a) (b)	37,500	668,250
Cartesian Therapeutics, Inc. (a) (b)	4,290	44,702
Catalyst Pharmaceuticals, Inc. (a)	38,587	1,212,789
Celcuity, Inc. (a)	12,600	1,318,212
Celldex Therapeutics, Inc. (a)	26,100	971,181
Century Therapeutics, Inc. (a) (b)	45,800	112,210
CG oncology, Inc. (a)	23,400	1,662,570
Chinook Therapeutics, Inc. (a) (d)	17,090	—
Climb Bio, Inc. (a)	12,000	156,480
Cogent Biosciences, Inc. (a)	54,500	2,109,150
Coherus Oncology, Inc. (a) (b)	42,517	59,524
Compass Therapeutics, Inc. (a) (b)	43,100	94,389
Connect Biopharma Holdings Ltd. (a)	11,200	26,656
Corbus Pharmaceuticals Holdings, Inc. (a)	4,000	37,520
Corvus Pharmaceuticals, Inc. (a)	22,900	342,126
Crescent Biopharma, Inc. (a) (b)	7,600	136,800
Security Description	Shares	Value
CRISPR Therapeutics AG (a) (b)	30,600	$1,668,924
Cullinan Therapeutics, Inc. (a)	19,400	353,274
Cytokinetics, Inc. (a) (b)	42,796	3,645,791
CytomX Therapeutics, Inc. (a)	55,600	208,500
Damora Therapeutics, Inc. (a)	17,600	457,776
Denali Therapeutics, Inc. (a)	48,732	1,253,387
Design Therapeutics, Inc. (a) (b)	8,900	128,783
DiaMedica Therapeutics, Inc. (a) (b)	11,200	78,848
Dianthus Therapeutics, Inc. (a)	15,500	1,510,940
Disc Medicine, Inc. (a) (b)	9,500	694,830
Dyne Therapeutics, Inc. (a) (b)	45,200	1,003,892
Editas Medicine, Inc. (a)	32,539	105,426
Eikon Therapeutics, Inc. (a) (b)	5,800	75,690
Eledon Pharmaceuticals, Inc. (a) (b)	25,500	100,470
Elicio Operating Co., Inc. (a)	3,500	13,685
Emergent BioSolutions, Inc. (a)	17,600	147,488
Enanta Pharmaceuticals, Inc. (a) (b)	10,100	147,258
Entrada Therapeutics, Inc. (a)	9,940	73,158
Erasca, Inc. (a)	65,500	1,199,960
Evommune, Inc. (a) (b)	4,200	55,818
Exelixis, Inc. (a)	83,384	4,536,923
Fennec Pharmaceuticals, Inc. (a)	10,200	109,650
First Tracks Biotherapeutics, Inc. (a)	7,114	143,134
Foghorn Therapeutics, Inc. (a) (b)	12,800	62,464
Forte Biosciences, Inc. (a)	6,500	138,125
Galectin Therapeutics, Inc. (a) (b)	16,000	74,240
Generate Biomedicines, Inc. (a)	6,800	114,716
Geron Corp. (a)	198,383	253,930
GRAIL, Inc. (a) (b)	13,483	920,484
Greenwich Lifesciences, Inc. (a) (b)	2,600	60,996
Gtx, Inc. CVR (a) (b)	85	161
Gyre Therapeutics, Inc. (a) (b)	4,800	31,632
Halozyme Therapeutics, Inc. (a)	39,258	3,072,724
Heron Therapeutics, Inc. (a) (b)	48,817	20,835
Hyperliquid Strategies, Inc. (a)	42,200	332,114
Icosavax, Inc. (a)	9,700	3,007
Ideaya Biosciences, Inc. (a)	27,900	1,039,833
Immix Biopharma, Inc. (a)	14,300	147,433
Immuneering Corp. Class A (a) (b)	11,700	58,383
ImmunityBio, Inc. (a) (b)	126,600	1,108,383
Immunome, Inc. (a)	35,000	741,650
Immunovant, Inc. (a) (b)	28,400	1,094,252
Inhibikase Therapeutics, Inc. (a) (b)	36,600	74,298
Inhibrx Biosciences, Inc. (a)	3,100	293,725
Insmed, Inc. (a)	72,566	7,736,987
Intellia Therapeutics, Inc. (a)	44,600	754,632
Invivyd, Inc. (a)	69,600	60,719
Ionis Pharmaceuticals, Inc. (a)	55,621	4,410,189
See accompanying notes to financial statements.
177

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Iovance Biotherapeutics, Inc. (a) (b)	132,500	$551,200
Ironwood Pharmaceuticals, Inc. (a) (b)	54,078	227,668
Jade Biosciences, Inc. (a) (b)	10,991	244,220
Janux Therapeutics, Inc. (a) (b)	14,900	228,864
Kailera Therapeutics, Inc. (a)	12,600	277,578
Karyopharm Therapeutics, Inc. (a)	6,800	66,436
Keros Therapeutics, Inc. (a)	7,990	85,493
Kiniksa Pharmaceuticals International PLC (a)	10,800	690,660
Kodiak Sciences, Inc. (a)	13,035	507,844
Korro Bio, Inc. (a) (b)	3,400	44,812
Krystal Biotech, Inc. (a) (b)	8,567	3,184,097
Kura Oncology, Inc. (a)	28,600	313,742
Kymera Therapeutics, Inc. (a) (b)	20,600	2,362,202
Kyverna Therapeutics, Inc. (a)	13,600	121,176
Larimar Therapeutics, Inc. (a) (b)	19,500	59,475
Lexeo Therapeutics, Inc. (a)	23,500	109,393
Lineage Cell Therapeutics, Inc. (a) (b)	30,400	39,824
Lyell Immunopharma, Inc. (a)	2,500	35,125
MacroGenics, Inc. (a)	21,600	99,792
Madrigal Pharmaceuticals, Inc. (a)	6,073	3,260,897
MannKind Corp. (a) (b)	102,900	438,354
MapLight Therapeutics, Inc. (a) (b)	3,800	136,192
MeiraGTx Holdings PLC (a) (b)	16,600	224,266
Merrimack Pharmaceuticals, Inc. (a) (d)	3,300	—
MiMedx Group, Inc. (a) (b)	41,300	159,005
Mineralys Therapeutics, Inc. (a)	17,300	466,754
Minerva Neurosciences, Inc. (a)	11,400	63,270
Mirum Pharmaceuticals, Inc. (a)	15,000	1,756,050
Monopar Therapeutics, Inc. (a) (b)	1,500	138,885
Monte Rosa Therapeutics, Inc. (a) (b)	24,600	595,320
Myriad Genetics, Inc. (a)	31,295	178,694
Natera, Inc. (a)	46,132	12,522,531
Neurocrine Biosciences, Inc. (a)	33,047	5,569,576
Neurogene, Inc. (a) (b)	3,800	119,510
Nkarta, Inc. (a) (b)	15,800	44,714
Novavax, Inc. (a) (b)	50,693	477,528
Nurix Therapeutics, Inc. (a)	31,900	773,894
Nuvalent, Inc. Class A (a)	17,600	2,173,600
Nuvectis Pharma, Inc. (a) (b)	5,000	91,950
Ocugen, Inc. (a) (b)	108,900	166,617
Olema Pharmaceuticals, Inc. (a)	24,800	310,248
OnKure Therapeutics, Inc. Class A (a)	9,000	41,040
Opus Genetics, Inc. (a)	19,500	80,145
Organogenesis Holdings, Inc. (a) (b)	21,798	52,969
ORIC Pharmaceuticals, Inc. (a)	23,000	249,090
Security Description	Shares	Value
Oruka Therapeutics, Inc. (a)	16,400	$1,560,788
Ovid therapeutics, Inc. (a)	54,500	146,605
Palisade Bio, Inc. (a)	47,400	99,066
Palvella Therapeutics, Inc. (a)	3,600	550,152
Perspective Therapeutics, Inc. (a) (b)	27,500	93,775
Praxis Precision Medicines, Inc. (a)	8,220	2,751,974
Precigen, Inc. (a) (b)	63,641	362,754
Precision BioSciences, Inc. (a)	6,400	50,304
Prelude Therapeutics, Inc. (a)	10,300	54,899
Prime Medicine, Inc. (a) (b)	33,100	122,139
ProKidney Corp. (a) (b)	28,300	57,732
Protagonist Therapeutics, Inc. (a) (b)	20,202	2,476,361
Protalix BioTherapeutics, Inc. (a) (b)	27,900	65,007
Protara Therapeutics, Inc. (a) (b)	17,400	66,468
Prothena Corp. PLC (a)	15,300	149,787
PTC Therapeutics, Inc. (a)	27,100	2,210,547
Puma Biotechnology, Inc. (a) (b)	14,900	120,839
Recursion Pharmaceuticals, Inc. Class A (a) (b)	164,000	601,880
REGENXBIO, Inc. (a)	16,200	194,076
Relay Therapeutics, Inc. (a)	53,300	997,243
Replimune Group, Inc. (a)	26,800	296,676
Revolution Medicines, Inc. (a)	64,644	12,106,528
Rezolute, Inc. (a)	25,200	131,040
Rhythm Pharmaceuticals, Inc. (a)	18,200	2,020,746
Rigel Pharmaceuticals, Inc. (a)	5,968	233,468
Rocket Pharmaceuticals, Inc. (a) (b)	28,400	97,128
Roivant Sciences Ltd. (a)	161,697	5,722,457
SAB Biotherapeutics, Inc. (a)	4,000	15,600
Sagimet Biosciences, Inc. Class A (a)	15,100	116,723
Sana Biotechnology, Inc. (a) (b)	59,000	205,910
Sarepta Therapeutics, Inc. (a)	34,252	615,508
Savara, Inc. (a)	52,700	324,632
Scholar Rock Holding Corp. (a)	36,300	1,996,500
SELLAS Life Sciences Group, Inc. (a) (b)	61,800	912,168
Shattuck Labs, Inc. (a)	21,300	147,822
Sionna Therapeutics, Inc. (a)	6,100	268,339
Solid Biosciences, Inc. (a)	23,800	237,762
Spruce Biosciences, Inc. (a) (b)	900	48,600
Spyre Therapeutics, Inc. (a)	24,300	2,157,354
Stoke Therapeutics, Inc. (a)	17,600	575,872
Summit Therapeutics, Inc. (a) (b)	43,600	635,252
Surrozen, Inc. (a)	2,900	75,255
Sutro Biopharma, Inc. (a)	5,400	179,280
Syndax Pharmaceuticals, Inc. (a)	29,720	649,679
Tango Therapeutics, Inc. (a)	46,000	1,437,960
Taysha Gene Therapies, Inc. (a)	78,900	537,309
Tectonic Therapeutic, Inc. (a)	3,900	134,063
Tenax Therapeutics, Inc. (a)	7,400	107,670
See accompanying notes to financial statements.
178

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
TG Therapeutics, Inc. (a)	47,542	$2,611,958
Tobira Therapeutics, Inc. CVR (a)	200	906
Tonix Pharmaceuticals Holding Corp. (a) (b)	4,700	59,972
Travere Therapeutics, Inc. (a)	29,098	1,653,057
TriSalus Life Sciences, Inc. (a) (b)	11,300	51,415
Twist Bioscience Corp. (a)	20,312	2,089,699
Tyra Biosciences, Inc. (a)	10,907	348,370
Ultragenyx Pharmaceutical, Inc. (a)	32,176	1,074,357
Unicycive Therapeutics, Inc. (a)	6,300	29,547
United Therapeutics Corp. (a)	13,841	7,499,469
Upstream Bio, Inc. (a)	11,100	76,812
UroGen Pharma Ltd. (a)	14,200	522,560
Vanda Pharmaceuticals, Inc. (a) (b)	19,651	120,264
Vaxcyte, Inc. (a)	43,300	2,517,029
Vera Therapeutics, Inc. (a)	21,200	909,692
Veracyte, Inc. (a)	26,587	1,561,455
Verastem, Inc. (a) (b)	25,900	98,938
Vericel Corp. (a)	17,073	759,578
Viking Therapeutics, Inc. (a) (b)	38,600	1,505,786
Vir Biotechnology, Inc. (a) (b)	36,039	367,237
Viridian Therapeutics, Inc. (a)	28,600	525,382
Vor BioPharma, Inc. (a)	13,600	250,376
Voyager Therapeutics, Inc. (a)	17,400	60,900
Whitehawk Therapeutics, Inc. (a)	13,000	59,540
X4 Pharmaceuticals, Inc. (a)	29,000	135,430
Xencor, Inc. (a)	24,085	387,769
Xenon Pharmaceuticals, Inc. (a)	32,400	1,955,664
XOMA Royalty Corp. (a)	3,500	148,750
Z Squared, Inc. (a) (b)	14,900	157,642
Zenas Biopharma, Inc. (a) (b)	9,300	236,034
Zentalis Pharmaceuticals, Inc. (a)	18,900	91,665
Zura Bio Ltd. (a)	21,600	127,440
Zymeworks, Inc. (a)	16,100	420,854
		210,319,878
BROADLINE RETAIL — 0.5%
Coupang, Inc. (a)	421,130	7,315,028
Dillard's, Inc. Class A (b)	1,112	587,603
Etsy, Inc. (a)	31,800	2,395,494
Groupon, Inc. (a) (b)	8,200	197,292
Kohl's Corp.	36,106	639,798
Macy's, Inc.	88,400	2,081,820
Ollie's Bargain Outlet Holdings, Inc. (a)	20,469	1,573,657
Pattern Group, Inc. Class A (a)	5,800	146,102
Savers Value Village, Inc. (a) (b)	13,500	136,215
		15,073,009
BUILDING PRODUCTS — 1.4%
AAON, Inc. (b)	22,827	2,895,833
Security Description	Shares	Value
Advanced Drainage Systems, Inc.	24,286	$3,811,931
Apogee Enterprises, Inc.	7,009	320,592
Armstrong World Industries, Inc.	14,195	2,277,162
AZZ, Inc.	9,893	1,533,910
Carlisle Cos., Inc.	13,358	4,845,614
CSW Industrials, Inc. (b)	5,331	1,483,617
Fortune Brands Innovations, Inc.	38,736	2,126,606
Gibraltar Industries, Inc. (a)	10,100	455,510
Griffon Corp.	12,800	1,248,384
Hayward Holdings, Inc. (a) (b)	70,000	1,211,700
Insteel Industries, Inc.	6,587	198,927
Janus International Group, Inc. (a)	45,000	249,750
Masterbrand, Inc. (a) (b)	67,023	689,667
Modine Manufacturing Co. (a)	17,583	4,695,013
Owens Corning	26,545	4,219,593
Quanex Building Products Corp.	15,750	293,265
Resideo Technologies, Inc. (a)	45,077	1,401,895
Simpson Manufacturing Co., Inc.	13,754	2,879,400
Tecnoglass, Inc. (b)	8,600	402,566
Trex Co., Inc. (a)	34,438	1,723,277
UFP Industries, Inc.	17,610	1,597,931
Zurn Elkay Water Solutions Corp. Class C	49,390	2,495,677
		43,057,820
CAPITAL MARKETS — 2.6%
Acadian Asset Management, Inc.	9,473	677,509
Affiliated Managers Group, Inc.	8,559	2,896,366
AlTi Global, Inc. (a) (b)	13,000	46,930
Artisan Partners Asset Management, Inc. Class A	21,102	728,652
Bakkt, Inc. (a) (b)	7,400	57,794
BGC Group, Inc. Class A	124,600	1,331,974
Blue Owl Capital, Inc. (b)	222,236	1,944,565
Brookfield Asset Management Ltd. Class A (b)	128,700	5,772,195
Bullish (a) (b)	7,600	178,068
Carlyle Group, Inc.	88,912	3,744,084
Cohen & Steers, Inc.	9,509	724,015
DigitalBridge Group, Inc. (b)	55,629	877,826
Donnelley Financial Solutions, Inc. (a)	8,275	347,136
Evercore, Inc. Class A	12,281	4,193,225
Freedom Holding Corp. (a) (b)	6,300	821,961
Galaxy Digital, Inc. Class A (a)	61,500	1,681,410
GCM Grosvenor, Inc. Class A	20,200	248,460
Gemini Space Station, Inc. Class A (a) (b)	6,600	28,116
Hamilton Lane, Inc. Class A	13,304	1,048,754
Houlihan Lokey, Inc.	18,300	2,454,579
Innventure, Inc. (a) (b)	17,700	89,739
Janus Henderson Group PLC	43,600	2,265,020
Jefferies Financial Group, Inc.	50,619	2,529,938
Lazard, Inc.	31,902	1,337,970
LPL Financial Holdings, Inc.	27,064	7,623,388
See accompanying notes to financial statements.
179

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Marex Group PLC	20,500	$1,249,475
MarketAxess Holdings, Inc.	11,800	1,339,182
MarketWise, Inc. (b)	569	10,151
Miami International Holdings, Inc. (a) (b)	17,900	665,164
Moelis & Co. Class A (b)	24,800	1,622,416
Morningstar, Inc.	6,597	1,029,264
Open Lending Corp. (a)	37,100	115,381
Patria Investments Ltd. Class A (b)	22,200	243,756
Perella Weinberg Partners (b)	23,300	371,868
Piper Sandler Cos.	23,184	1,677,131
PJT Partners, Inc. Class A	8,172	1,233,482
Ridgepost Capital, Inc. Class A (b)	20,800	163,696
SEI Investments Co.	34,306	3,008,979
Silvercrest Asset Management Group, Inc. Class A	2,000	20,220
StepStone Group, Inc. Class A	24,726	1,022,667
Stifel Financial Corp.	49,774	3,472,732
StoneX Group, Inc. (a) (b)	23,796	2,819,826
TPG, Inc.	49,457	2,005,481
Tradeweb Markets, Inc. Class A	39,392	3,925,807
Value Line, Inc.	200	8,096
Victory Capital Holdings, Inc. Class A (b)	14,200	1,193,652
Virtu Financial, Inc. Class A	28,197	1,679,695
Virtus Investment Partners, Inc. (b)	2,127	305,224
Wealthfront Corp. (a) (b)	12,400	110,856
Webull Corp. (a)	110,700	721,764
Westwood Holdings Group, Inc.	2,700	51,732
WisdomTree, Inc. (b)	43,799	741,955
XP, Inc. Class A	133,000	2,162,580
		76,621,906
CHEMICALS — 1.5%
AdvanSix, Inc.	9,200	182,896
Alto Ingredients, Inc. (a)	12,200	69,540
Ashland, Inc.	15,072	993,094
ASP Isotopes, Inc. (a) (b)	38,700	240,714
Aspen Aerogels, Inc. (a)	24,100	152,794
Avient Corp.	30,046	1,110,500
Axalta Coating Systems Ltd. (a)	71,300	2,439,886
Balchem Corp.	10,686	1,805,400
Cabot Corp. (b)	16,830	1,528,501
Celanese Corp.	37,900	1,743,400
Chemours Co.	50,443	1,035,090
Core Molding Technologies, Inc. (a)	3,000	70,800
Eastman Chemical Co.	38,100	2,551,938
Ecovyst, Inc. (a)	36,250	451,313
Element Solutions, Inc.	77,200	3,686,300
Flotek Industries, Inc. (a) (b)	5,100	119,952
FMC Corp. (b)	42,100	484,150
Hawkins, Inc. (b)	6,496	923,082
HB Fuller Co.	18,260	1,064,375
Security Description	Shares	Value
Huntsman Corp.	55,139	$585,576
Ingevity Corp. (a)	11,738	876,476
Innospec, Inc.	7,595	618,157
Intrepid Potash, Inc. (a)	3,890	127,514
Koppers Holdings, Inc. (b)	6,130	275,237
Kronos Worldwide, Inc. (b)	11,500	72,795
LSB Industries, Inc. (a)	20,000	216,200
Mativ Holdings, Inc.	18,321	138,690
Minerals Technologies, Inc.	10,192	753,902
NewMarket Corp. (b)	2,063	1,632,328
Olin Corp.	37,747	748,146
Orion SA	20,200	133,926
Perimeter Solutions, Inc. (a)	49,800	1,775,370
PureCycle Technologies, Inc. (a) (b)	45,600	369,816
Quaker Chemical Corp. (b)	4,607	731,914
Rayonier Advanced Materials, Inc. (a)	22,100	173,706
RPM International, Inc.	42,043	4,673,079
Scotts Miracle-Gro Co.	14,444	983,781
Sensient Technologies Corp.	14,119	1,740,732
Solstice Advanced Materials, Inc.	53,400	4,731,240
Stepan Co.	6,878	383,242
Tronox Holdings PLC (b)	39,869	251,175
Valhi, Inc.	2,430	35,648
Westlake Corp.	11,096	810,008
		43,492,383
COMMERCIAL SERVICES & SUPPLIES — 1.2%
ABM Industries, Inc.	19,888	879,845
ACCO Brands Corp.	32,142	133,711
ACV Auctions, Inc. Class A (a)	58,600	421,334
BrightView Holdings, Inc. (a)	25,100	355,667
Brink's Co.	13,714	1,295,836
Casella Waste Systems, Inc. Class A (a) (b)	21,190	2,054,794
Cimpress PLC (a) (b)	5,833	593,216
Civeo Corp. (a)	1,000	35,000
Clean Harbors, Inc. (a)	17,033	5,088,609
CompX International, Inc. (b)	600	14,940
CoreCivic, Inc. (a)	32,825	997,224
Deluxe Corp. (b)	15,476	369,567
Ennis, Inc.	8,497	180,561
Enviri Corp. (a)	8,908	195,531
GEO Group, Inc. (a)	42,363	1,251,827
GFL Environmental, Inc. (b)	67,800	2,494,362
Healthcare Services Group, Inc. (a)	23,765	583,668
HNI Corp.	24,234	979,296
Interface, Inc.	20,062	719,022
Liquidity Services, Inc. (a)	8,213	321,293
Millerknoll, Inc.	23,034	471,276
MSA Safety, Inc.	12,373	2,160,078
NLI Holdings, Inc.	2,831	16,844
Onterris, Inc. (a) (b)	11,595	234,335
OPENLANE, Inc. (a)	35,492	1,463,690
See accompanying notes to financial statements.
180

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Perma-Fix Environmental Services, Inc. (a) (b)	5,600	$80,024
Pitney Bowes, Inc. (b)	48,664	852,593
Quad/Graphics, Inc. (b)	9,800	82,614
RB Global, Inc. (b)	62,410	7,267,644
Tetra Tech, Inc.	87,710	2,533,942
UniFirst Corp.	4,930	1,303,788
Vestis Corp. (a)	31,770	461,300
		35,893,431
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN Holdings, Inc. (a) (b)	26,037	361,914
Applied Optoelectronics, Inc. (a)	26,100	3,866,976
Aviat Networks, Inc. (a) (b)	4,200	93,240
BK Technologies Corp. (a)	1,000	85,980
Calix, Inc. (a)	19,400	724,008
Clearfield, Inc. (a) (b)	4,100	163,139
Digi International, Inc. (a)	12,370	927,132
Extreme Networks, Inc. (a)	42,500	1,375,725
Harmonic, Inc. (a)	36,600	597,678
Inseego Corp. (a) (b)	4,900	50,617
NETGEAR, Inc. (a)	8,989	209,893
NetScout Systems, Inc. (a)	23,407	1,019,375
Ondas, Inc. (a)	158,500	1,306,040
Ribbon Communications, Inc. (a)	33,700	78,858
Ubiquiti, Inc.	1,412	754,050
Viasat, Inc. (a) (b)	41,411	3,719,122
Viavi Solutions, Inc. (a)	77,358	3,693,844
Vistance Networks, Inc. (a)	71,755	917,029
		19,944,620
CONSTRUCTION & ENGINEERING — 2.2%
AECOM	43,096	3,008,101
Ameresco, Inc. Class A (a) (b)	11,200	309,120
API Group Corp. (a)	127,884	5,415,887
Arcosa, Inc.	16,286	2,366,193
Argan, Inc.	4,508	3,599,863
Bowman Consulting Group Ltd. (a) (b)	5,100	148,920
Cardinal Infrastructure Group, Inc. Class A (a)	4,600	433,320
Centuri Holdings, Inc. (a)	29,400	889,056
Concrete Pumping Holdings, Inc. (a)	7,056	85,025
Construction Partners, Inc. Class A (a) (b)	15,898	1,888,206
Dycom Industries, Inc. (a)	9,952	5,031,632
Everus Construction Group, Inc. (a)	17,359	2,880,726
Fluor Corp. (a)	46,507	2,436,502
Granite Construction, Inc.	14,679	2,320,456
IES Holdings, Inc. (a)	2,980	2,189,287
INNOVATE Corp. (a)	400	7,468
Legence Corp. Class A (a)	19,300	1,644,939
Limbach Holdings, Inc. (a) (b)	3,800	292,600
MasTec, Inc. (a)	20,773	8,642,814
Matrix Service Co. (a)	9,800	134,260
Security Description	Shares	Value
MYR Group, Inc. (a)	5,148	$2,576,059
NWPX Infrastructure, Inc. (a)	3,216	482,207
Orion Group Holdings, Inc. (a)	13,300	223,706
Primoris Services Corp.	18,254	1,809,337
Solv Energy, Inc. Class A (a)	6,700	228,135
Sterling Infrastructure, Inc. (a)	10,051	8,436,407
Tutor Perini Corp.	15,200	1,261,144
Valmont Industries, Inc.	6,374	3,681,622
WillScot Holdings Corp. (b)	60,013	1,731,975
		64,154,967
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	10,423	2,345,175
James Hardie Industries PLC (a) (b)	50,582	1,324,237
Knife River Corp. (a) (b)	18,861	1,577,723
Smith-Midland Corp. (a) (b)	900	26,100
Titan America SA (a) (b)	9,100	169,806
U.S. Lime & Minerals, Inc.	3,705	387,802
		5,830,843
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	92,262	4,239,439
Atlanticus Holdings Corp. (a)	1,800	184,050
Bread Financial Holdings, Inc.	13,410	1,452,974
Consumer Portfolio Services, Inc. (a)	3,800	36,461
Credit Acceptance Corp. (a) (b)	1,249	795,288
Dave, Inc. (a)	3,400	1,266,806
Encore Capital Group, Inc. (a) (b)	6,951	648,459
Enova International, Inc. (a)	8,000	1,925,840
Figure Technology Solutions, Inc. Class A (a)	47,100	1,446,441
FirstCash Holdings, Inc.	13,315	2,880,301
Green Dot Corp. Class A (a)	18,600	251,286
Happen, Inc. (a)	38,306	794,467
Jefferson Capital, Inc.	8,400	163,548
LendingTree, Inc. (a) (b)	3,936	174,325
Medallion Financial Corp. (b)	5,700	58,197
Navient Corp.	7,004	59,604
Nelnet, Inc. Class A	4,642	618,918
NerdWallet, Inc. Class A (a) (b)	12,000	111,000
OneMain Holdings, Inc.	38,844	2,368,319
Oportun Financial Corp. (a)	16,400	93,644
OppFi, Inc. (a) (b)	8,400	83,412
PRA Group, Inc. (a)	13,372	253,934
PROG Holdings, Inc.	13,174	614,040
Regional Management Corp.	3,000	123,600
SLM Corp. (b)	62,612	1,624,155
SoFi Technologies, Inc. (a) (b)	426,374	7,644,886
Upstart Holdings, Inc. (a) (b)	28,203	999,232
World Acceptance Corp. (a)	828	185,331
		31,097,957
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	108,300	1,465,299
See accompanying notes to financial statements.
181

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Andersons, Inc.	10,885	$744,534
BJ's Wholesale Club Holdings, Inc. (a)	43,100	3,759,182
Chefs' Warehouse, Inc. (a)	12,200	1,172,420
Grocery Outlet Holding Corp. (a)	32,045	319,809
Ingles Markets, Inc. Class A	4,756	421,287
Maplebear, Inc. (a)	51,300	2,429,055
Natural Grocers by Vitamin Cottage, Inc. Class C (b)	4,500	139,590
Performance Food Group Co. (a)	50,108	5,601,573
PriceSmart, Inc.	8,591	1,678,166
Sprouts Farmers Market, Inc. (a)	31,247	2,642,871
U.S. Foods Holding Corp. (a)	73,100	7,474,475
United Natural Foods, Inc. (a)	19,999	913,354
Village Super Market, Inc. Class A	3,179	134,090
Weis Markets, Inc. (b)	4,215	330,077
Yesway, Inc. Class A (a)	5,400	109,620
		29,335,402
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	21,139	2,646,603
Ardagh Metal Packaging SA	45,300	214,722
Crown Holdings, Inc.	37,227	4,162,723
Graphic Packaging Holding Co.	97,825	1,034,010
Greif, Inc. Class A	8,100	603,369
Greif, Inc. Class B (b)	1,342	125,531
Myers Industries, Inc. (b)	12,795	451,791
O-I Glass, Inc. (a)	51,728	498,141
Ranpak Holdings Corp. (a) (b)	16,700	122,077
Silgan Holdings, Inc.	29,568	1,371,660
Sonoco Products Co. (b)	32,578	1,835,770
TriMas Corp.	9,106	410,043
		13,476,440
DISTRIBUTORS — 0.2%
GigaCloud Technology, Inc. Class A (a)	8,300	262,280
Gold.com, Inc.	6,500	270,465
LKQ Corp. (b)	85,600	2,253,848
Pool Corp.	10,900	2,342,410
Weyco Group, Inc.	2,100	82,593
		5,211,596
DIVERSIFIED CONSUMER SERVICES — 0.8%
ADT, Inc.	182,849	1,188,518
American Public Education, Inc. (a)	5,900	316,830
Bright Horizons Family Solutions, Inc. (a)	17,702	1,254,718
Carriage Services, Inc.	5,096	195,381
Coursera, Inc. (a) (b)	73,400	413,976
Covista, Inc. (a)	11,274	1,405,417
Driven Brands Holdings, Inc. (a) (b)	19,900	277,406
Duolingo, Inc. (a) (b)	12,915	1,485,483
Frontdoor, Inc. (a)	23,411	1,816,459
Graham Holdings Co. Class B	1,023	1,167,673
Security Description	Shares	Value
Grand Canyon Education, Inc. (a)	8,678	$1,241,909
H&R Block, Inc. (b)	42,026	1,600,350
KinderCare Learning Cos., Inc. (a) (b)	9,900	42,075
Laureate Education, Inc. (a)	40,070	1,455,342
Liberty Live Holdings, Inc. Class C (a)	17,933	1,894,442
Lincoln Educational Services Corp. (a)	10,000	499,000
Matthews International Corp. Class A	10,031	270,035
McGraw Hill, Inc. (a)	10,000	94,700
OneSpaWorld Holdings Ltd. (b)	33,100	934,744
Perdoceo Education Corp.	20,912	669,184
Phoenix Education Partners, Inc.	1,800	59,130
Service Corp. International (b)	44,683	3,394,121
Strategic Education, Inc.	7,146	547,526
Stride, Inc. (a) (b)	13,805	1,190,543
Universal Technical Institute, Inc. (a) (b)	15,800	675,766
		24,090,728
DIVERSIFIED REITs — 0.4%
AH Realty Trust, Inc. REIT	27,000	191,160
Alpine Income Property Trust, Inc. REIT	4,434	92,050
American Assets Trust, Inc. REIT	17,417	430,026
Broadstone Net Lease, Inc. REIT	63,119	1,304,670
CTO Realty Growth, Inc. REIT	10,135	218,004
Essential Properties Realty Trust, Inc. REIT	72,128	2,153,021
Gladstone Commercial Corp. REIT (b)	16,830	207,009
Global Net Lease, Inc. REIT	63,374	566,563
Modiv Industrial, Inc. REIT (b)	3,100	53,940
NexPoint Diversified Real Estate Trust REIT (b)	16,442	85,334
WP Carey, Inc. REIT	73,746	5,272,839
		10,574,616
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Anterix, Inc. (a) (b)	3,807	391,892
AST SpaceMobile, Inc. (a) (b)	86,400	7,677,504
ATN International, Inc.	3,457	91,576
Bandwidth, Inc. Class A (a)	9,602	607,807
Cogent Communications Holdings, Inc. (b)	16,474	228,659
Globalstar, Inc. (a)	17,486	1,421,437
IDT Corp. Class B	5,400	314,064
Iridium Communications, Inc.	31,475	1,726,404
Liberty Capital Corp. (a) (b)	400	8,760
Liberty Capital Corp. Class C (a)	11,785	254,085
Liberty Global Ltd. Class A (a)	56,800	645,816
Liberty Global Ltd. Class C (a)	44,100	485,100
Liberty Latin America Ltd. Class A (a)	14,988	117,506
See accompanying notes to financial statements.
182

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Liberty Latin America Ltd. Class C (a)	39,300	$306,147
Lumen Technologies, Inc. (a)	317,400	2,437,632
Shenandoah Telecommunications Co.	17,550	264,654
Space Exploration Technologies Corp. Class A (a)	178,600	30,515,596
Uniti Group, Inc.	55,894	641,104
		48,135,743
ELECTRIC UTILITIES — 0.5%
Genie Energy Ltd. Class B	7,100	102,595
Hawaiian Electric Industries, Inc. (a) (b)	55,283	747,979
IDACORP, Inc. (b)	18,638	2,819,929
MGE Energy, Inc.	12,671	1,033,193
OGE Energy Corp.	69,038	3,359,389
Oklo, Inc. (a) (b)	47,200	2,469,976
Otter Tail Corp.	12,976	1,167,581
Portland General Electric Co.	38,197	1,979,751
TXNM Energy, Inc.	31,160	1,769,265
		15,449,658
ELECTRICAL EQUIPMENT — 2.6%
Acuity, Inc.	10,121	3,812,176
Allient, Inc.	5,043	519,076
American Superconductor Corp. (a)	15,700	651,707
Amprius Technologies, Inc. (a)	44,900	622,314
Array Technologies, Inc. (a) (b)	51,900	384,579
Atkore, Inc.	11,400	866,856
Babcock & Wilcox Enterprises, Inc. (a)	44,200	623,220
Bloom Energy Corp. Class A (a)	90,646	27,438,544
Energous Corp. (a) (b)	1,800	43,290
Energy Vault Holdings, Inc. (a) (b)	41,800	196,878
EnerSys	12,141	2,838,809
Enovix Corp. (a) (b)	68,200	413,974
Eos Energy Enterprises, Inc. (a) (b)	112,900	663,852
Fluence Energy, Inc. (a) (b)	28,700	570,556
Forgent Power Solutions, Inc. (a)	42,200	2,357,292
FuelCell Energy, Inc. (a)	17,700	637,377
Hyliion Holdings Corp. (a) (b)	43,800	228,198
LSI Industries, Inc.	9,800	260,484
NANO Nuclear Energy, Inc. (a) (b)	14,700	310,758
Net Power, Inc. (a) (b)	11,800	19,706
Nextpower, Inc. Class A (a)	49,600	5,909,344
NuScale Power Corp. (a) (b)	101,100	1,014,033
nVent Electric PLC	53,800	9,125,018
Plug Power, Inc. (a) (b)	449,488	1,218,112
Powell Industries, Inc. (b)	9,825	2,813,487
Power Solutions International, Inc. (a) (b)	3,100	120,559
Preformed Line Products Co.	860	353,082
Regal Rexnord Corp.	22,245	5,298,537
Security Description	Shares	Value
Sensata Technologies Holding PLC	48,847	$2,331,956
SES AI Corp. (a) (b)	51,800	49,738
Shoals Technologies Group, Inc. Class A (a) (b)	56,600	560,340
Sunrun, Inc. (a)	76,489	1,023,423
T1 Energy, Inc. (a) (b)	58,800	557,424
Tigo Energy, Inc. (a)	3,400	7,922
Vicor Corp. (a) (b)	8,276	3,143,059
X-Energy, Inc. (a) (b)	9,700	178,092
		77,163,772
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
908 Devices, Inc. (a) (b)	9,400	81,780
Advanced Energy Industries, Inc.	12,614	4,703,382
Aeva Technologies, Inc. (a) (b)	9,400	269,968
Arlo Technologies, Inc. (a)	35,617	480,117
Arrow Electronics, Inc. (a)	16,994	3,626,690
Avnet, Inc.	27,097	2,406,756
Badger Meter, Inc.	9,776	1,450,563
Bel Fuse, Inc. Class A	900	262,107
Bel Fuse, Inc. Class B	3,700	1,232,248
Belden, Inc.	12,763	1,530,411
Benchmark Electronics, Inc.	11,931	1,177,232
Climb Global Solutions, Inc. (b)	5,200	120,692
Cognex Corp.	55,871	4,046,178
Crane NXT Co. (b)	16,248	831,248
CTS Corp.	9,687	631,495
Daktronics, Inc. (a)	13,600	266,016
ePlus, Inc.	8,736	727,097
Evolv Technologies Holdings, Inc. (a)	53,100	307,980
Fabrinet (a)	11,989	6,738,777
Forward Industries, Inc. (a) (b)	11,500	48,530
Frequency Electronics, Inc. (a) (b)	2,400	159,240
Ingram Micro Holding Corp.	15,200	416,936
Insight Enterprises, Inc. (a)	9,438	1,149,548
IPG Photonics Corp. (a) (b)	8,700	1,020,684
Itron, Inc. (a) (b)	14,603	1,263,598
Kimball Electronics, Inc. (a)	8,444	216,166
Knowles Corp. (a)	28,668	1,189,149
LightPath Technologies, Inc. Class A (a)	16,600	271,410
Lightwave Logic, Inc. (a) (b)	53,700	508,002
Littelfuse, Inc.	8,299	3,778,784
Methode Electronics, Inc. (b)	11,480	217,776
Mirion Technologies, Inc. (a) (b)	79,400	1,423,642
M-Tron Industries, Inc. (a) (b)	1,180	116,997
Napco Security Technologies, Inc.	11,656	442,695
nLight, Inc. (a)	17,188	1,196,629
Novanta, Inc. (a) (b)	11,731	1,903,237
OSI Systems, Inc. (a) (b)	5,239	1,145,769
Ouster, Inc. (a) (b)	20,100	1,256,652
PC Connection, Inc.	3,660	267,143
See accompanying notes to financial statements.
183

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Plexus Corp. (a)	8,900	$2,675,963
Powerfleet, Inc. (a) (b)	42,600	163,158
Ralliant Corp.	38,000	2,797,940
RF Industries Ltd. (a)	600	12,726
Richardson Electronics Ltd. (b)	4,700	89,347
Rogers Corp. (a)	5,995	981,561
Sanmina Corp. (a)	16,975	4,296,033
ScanSource, Inc. (a)	7,209	375,517
Syntec Optics Holdings, Inc. (a)	1,400	17,430
TD SYNNEX Corp.	25,584	6,839,627
TTM Technologies, Inc. (a)	34,100	6,377,382
Unusual Machines, Inc. (a) (b)	14,600	325,580
Vishay Intertechnology, Inc. (b)	40,245	2,164,376
Vishay Precision Group, Inc. (a)	4,000	599,640
Vontier Corp.	46,200	1,339,800
Vuzix Corp. (a) (b)	21,900	63,510
		78,002,914
ENERGY EQUIPMENT & SERVICES — 1.3%
Archrock, Inc.	56,798	2,312,246
Atlas Energy Solutions, Inc. (b)	26,800	445,148
Borr Drilling Ltd. (a) (b)	78,200	322,966
Bristow Group, Inc.	8,333	344,319
Cactus, Inc. Class A	23,043	1,180,493
Core Laboratories, Inc. (b)	16,300	189,895
Energy Services of America Corp.	4,400	85,096
Expro Group Holdings NV (a) (b)	27,983	413,309
Flowco Holdings, Inc. Class A	12,200	260,348
Forum Energy Technologies, Inc. (a)	3,700	185,851
Helix Energy Solutions Group, Inc. (a)	47,209	412,607
Helmerich & Payne, Inc.	32,300	1,057,502
Innovex International, Inc. (a) (b)	13,575	336,660
Kodiak Gas Services, Inc.	32,900	2,471,777
Liberty Energy, Inc. (b)	52,600	1,377,594
Nabors Industries Ltd. (a)	4,727	397,115
National Energy Services Reunited Corp. (a)	20,200	604,586
Natural Gas Services Group, Inc.	3,800	163,932
Noble Corp. PLC (b)	41,922	1,563,691
NOV, Inc.	118,504	2,198,249
Oceaneering International, Inc. (a) (b)	33,081	1,340,442
Oil States International, Inc. (a)	20,566	164,734
Patterson-UTI Energy, Inc.	115,050	1,056,159
ProFrac Holding Corp. Class A (a) (b)	11,900	69,139
ProPetro Holding Corp. (a)	32,999	473,206
Ranger Energy Services, Inc. Class A	6,900	110,469
RPC, Inc. (b)	34,810	202,942
SEACOR Marine Holdings, Inc. (a) (b)	9,100	69,615
Seadrill Ltd. (a)	20,800	786,656
Select Water Solutions, Inc.	37,292	745,094
Security Description	Shares	Value
Solaris Energy Infrastructure, Inc.	17,400	$1,400,004
TechnipFMC PLC	131,707	8,732,174
TETRA Technologies, Inc. (a)	43,000	487,190
Tidewater, Inc. (a) (b)	16,425	1,094,398
Transocean Ltd. (a)	323,400	1,581,426
Valaris Ltd. (a)	18,600	1,350,360
Weatherford International PLC	23,500	1,915,250
		37,902,642
ENTERTAINMENT — 2.0%
AMC Entertainment Holdings, Inc. Class A (a)	184,275	350,122
Atlanta Braves Holdings, Inc. Class A (a) (b)	2,038	114,760
Atlanta Braves Holdings, Inc. Class C (a)	16,857	874,878
Cinemark Holdings, Inc.	35,038	1,111,756
CuriosityStream, Inc. (b)	14,600	38,836
IMAX Corp. (a) (b)	15,433	615,159
Liberty Live Holdings, Inc. Class A (a)	5,059	512,274
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	8,201	717,916
Liberty Media Corp.-Liberty Formula One Class C (a)	73,328	6,976,426
Lionsgate Studios Corp. (a) (b)	65,607	1,004,443
Madison Square Garden Entertainment Corp. (a)	13,226	1,069,851
Madison Square Garden Sports Corp. (a)	5,453	2,191,234
Marcus Corp.	8,237	193,240
Playtika Holding Corp.	22,281	82,885
Reservoir Media, Inc. (a) (b)	6,400	63,296
ROBLOX Corp. Class A (a)	214,560	11,667,773
Roku, Inc. (a)	43,723	6,039,895
Sphere Entertainment Co. (a) (b)	9,086	1,572,151
Spotify Technology SA (a)	53,316	24,478,975
Starz Entertainment Corp. (a)	4,252	122,713
Stubhub Holdings, Inc. Class A (a) (b)	70,400	906,048
		60,704,631
FINANCIAL SERVICES — 1.9%
Acacia Research Corp. (a) (b)	10,700	49,862
Affirm Holdings, Inc. (a)	94,800	7,730,940
Alerus Financial Corp. (b)	8,179	254,367
Better Home & Finance Holding Co. (a) (b)	2,400	66,000
Bladex, Inc.	10,000	614,700
Burford Capital Ltd. (b)	69,900	286,590
Cannae Holdings, Inc. (b)	14,900	214,560
Cass Information Systems, Inc. (b)	4,236	217,392
Chime Financial, Inc. Class A (a)	77,700	1,591,296
Compass Diversified Holdings (a) (b)	24,000	255,840
Corebridge Financial, Inc.	83,213	2,382,388
See accompanying notes to financial statements.
184

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Dlocal Ltd.	3,500	$45,482
Enact Holdings, Inc.	9,900	452,529
Equitable Holdings, Inc.	94,356	4,140,341
Essent Group Ltd.	30,144	1,937,656
Euronet Worldwide, Inc. (a) (b)	12,346	903,604
EVERTEC, Inc.	21,500	597,270
Federal Agricultural Mortgage Corp. Class C	3,232	644,041
Finance of America Cos., Inc. Class A (a) (b)	1,900	52,288
Flywire Corp. (a)	41,000	720,370
HA Sustainable Infrastructure Capital, Inc. (b)	42,745	1,669,192
International Money Express, Inc. (a)	3,700	53,465
Jackson Financial, Inc. Class A	21,900	2,242,341
LoanDepot, Inc. Class A (a) (b)	37,500	46,875
Marqeta, Inc. Class A (a)	126,200	512,372
Merchants Bancorp (b)	9,150	457,500
MGIC Investment Corp.	70,589	1,990,610
NCR Atleos Corp. (a)	24,783	1,075,830
NMI Holdings, Inc. (a)	26,165	1,075,120
Onity Group, Inc. (a)	2,500	99,375
Pagseguro Digital Ltd. Class A	56,800	514,040
Paymentus Holdings, Inc. Class A (a)	900	21,744
Payoneer Global, Inc. (a)	90,200	642,224
Paysafe Ltd. (a) (b)	12,117	90,514
Paysign, Inc. (a)	11,400	93,366
PennyMac Financial Services, Inc.	10,097	879,449
Priority Technology Holdings, Inc. (a) (b)	10,765	71,803
Radian Group, Inc.	45,354	1,708,485
Remitly Global, Inc. (a)	60,500	1,355,805
Repay Holdings Corp. (a) (b)	24,900	104,580
Rocket Cos., Inc. Class A (a)	327,826	5,163,259
Security National Financial Corp. Class A (a)	7,159	69,371
Sezzle, Inc. (a) (b)	5,400	926,802
Shift4 Payments, Inc. Class A (a) (b)	19,096	928,829
StoneCo Ltd. Class A (b)	76,860	833,162
Toast, Inc. Class A (a)	161,855	4,502,806
UWM Holdings Corp. (b)	83,600	191,444
Velocity Financial, Inc. (a) (b)	3,834	70,776
Voya Financial, Inc.	31,162	2,821,096
Walker & Dunlop, Inc.	11,740	642,178
Waterstone Financial, Inc.	5,100	105,723
Western Union Co. (b)	99,600	766,920
WEX, Inc. (a)	11,611	1,638,196
		56,522,768
FOOD PRODUCTS — 0.7%
Alico, Inc. (b)	1,900	78,603
B&G Foods, Inc. (b)	27,900	111,042
BRC, Inc. Class A (a)	29,600	32,856
Security Description	Shares	Value
Cal-Maine Foods, Inc. (b)	14,450	$1,164,092
Campbell's Co. (b)	67,600	1,505,452
Conagra Brands, Inc.	161,300	2,171,098
Darling Ingredients, Inc. (a)	52,556	2,870,609
Del Monte Corp.	11,447	319,486
Dole PLC (b)	23,600	323,792
Flowers Foods, Inc. (b)	63,931	505,055
Forafric Global PLC (a) (b)	2,000	20,160
Freshpet, Inc. (a)	16,614	982,220
Ingredion, Inc.	20,957	1,984,837
J&J Snack Foods Corp.	5,291	388,624
JBS NV Class A	64,800	767,880
John B Sanfilippo & Son, Inc.	2,770	238,192
Lamb Weston Holdings, Inc. (b)	45,100	1,947,418
Lifeway Foods, Inc. (a) (b)	1,900	56,696
Limoneira Co.	5,400	70,902
Mama's Creations, Inc. (a)	12,600	224,910
Marzetti Co.	6,666	760,990
Mission Produce, Inc. (a) (b)	21,354	251,764
Once Upon a Farm PBC (a)	4,400	90,112
Pilgrim's Pride Corp.	14,821	416,618
Post Holdings, Inc. (a) (b)	13,813	1,219,135
Seaboard Corp.	90	401,790
Seneca Foods Corp. Class A (a)	1,549	269,433
Simply Good Foods Co. (a) (b)	28,800	382,464
Smithfield Foods, Inc.	16,500	400,290
Tootsie Roll Industries, Inc.	183	7,238
Utz Brands, Inc.	26,300	202,510
Vital Farms, Inc. (a) (b)	12,300	143,049
Westrock Coffee Co. (a)	14,100	114,351
		20,423,668
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A (b)	41,703	1,605,566
Chesapeake Utilities Corp.	8,221	1,006,908
MDU Resources Group, Inc.	68,780	1,458,824
National Fuel Gas Co.	31,416	2,425,629
New Jersey Resources Corp.	33,355	1,869,214
Northwest Natural Holding Co.	14,382	705,581
ONE Gas, Inc.	20,321	1,566,139
RGC Resources, Inc.	3,200	76,480
Southwest Gas Holdings, Inc.	23,739	2,105,175
Spire, Inc.	18,983	1,482,382
UGI Corp. (b)	71,535	2,470,819
		16,772,717
GROUND TRANSPORTATION — 1.1%
ArcBest Corp.	7,367	1,057,459
Avis Budget Group, Inc. (a) (b)	5,872	868,058
Covenant Logistics Group, Inc.	5,190	229,294
FTAI Infrastructure, Inc. (b)	37,500	174,000
Heartland Express, Inc.	13,855	210,873
Hertz Global Holdings, Inc. (a)	41,500	93,998
Knight-Swift Transportation Holdings, Inc.	52,592	4,095,339
Landstar System, Inc.	11,258	2,328,267
See accompanying notes to financial statements.
185

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Lyft, Inc. Class A (a) (b)	126,587	$1,849,436
Marten Transport Ltd.	19,548	339,158
PAMT Corp. (a)	2,600	36,426
Proficient Auto Logistics, Inc. (a)	9,400	64,014
RXO, Inc. (a) (b)	54,790	1,511,656
Ryder System, Inc.	12,499	3,296,861
Saia, Inc. (a)	8,935	3,763,065
Schneider National, Inc. Class B	16,900	617,357
U-Haul Holding Co. (a) (b) (c)	500	32,720
U-Haul Holding Co. (c)	36,596	2,111,589
Universal Logistics Holdings, Inc. (b)	2,829	41,869
Werner Enterprises, Inc.	19,000	828,590
XPO, Inc. (a)	38,090	7,819,496
		31,369,525
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Acme United Corp. (b)	1,100	52,492
Alphatec Holdings, Inc. (a) (b)	42,100	364,165
AngioDynamics, Inc. (a)	13,297	172,994
Anteris Technologies Global Corp. (a)	27,400	269,890
Artivion, Inc. (a)	15,692	352,599
AtriCure, Inc. (a)	16,600	464,468
Avanos Medical, Inc. (a)	14,800	368,224
Axogen, Inc. (a)	16,900	780,611
Beta Bionics, Inc. (a) (b)	14,100	220,947
Bioventus, Inc. Class A (a) (b)	15,800	149,152
Butterfly Network, Inc. (a)	69,800	587,716
CapsoVision, Inc. (a)	11,929	90,422
Carlsmed, Inc. (a) (b)	3,500	36,330
Ceribell, Inc. (a) (b)	9,600	186,720
Cerus Corp. (a)	67,009	195,666
ClearPoint Neuro, Inc. (a) (b)	9,400	167,696
CONMED Corp.	10,300	337,119
CVRx, Inc. (a) (b)	5,000	25,700
Delcath Systems, Inc. (a) (b)	11,100	139,749
Dentsply Sirona, Inc.	66,500	705,565
Electromed, Inc. (a) (b)	2,500	105,750
Embecta Corp. (b)	20,600	67,156
Enovis Corp. (a)	19,575	405,203
Envista Holdings Corp. (a)	53,868	1,419,422
Establishment Labs Holdings, Inc. (a)	7,400	634,994
Glaukos Corp. (a)	18,807	2,628,466
Globus Medical, Inc. Class A (a)	37,442	2,958,292
Haemonetics Corp. (a)	15,293	1,146,975
Hyperfine, Inc. (a)	9,800	13,230
ICU Medical, Inc. (a) (b)	8,080	1,184,528
Inogen, Inc. (a)	7,292	47,033
Inspire Medical Systems, Inc. (a)	9,509	424,197
Integer Holdings Corp. (a) (b)	11,154	1,042,341
Integra LifeSciences Holdings Corp. (a)	23,293	418,342
iRadimed Corp.	2,900	277,124
IRhythm Holdings, Inc. (a) (b)	10,939	1,301,194
Security Description	Shares	Value
Kestra Medical Technologies Ltd. (a) (b)	9,200	$234,048
KORU Medical Systems, Inc. (a) (b)	17,200	72,240
Lantheus Holdings, Inc. (a) (b)	21,070	2,337,506
LeMaitre Vascular, Inc.	7,257	696,382
LivaNova PLC (a)	18,150	1,492,475
Lucid Diagnostics, Inc. (a) (b)	39,200	41,944
Medline, Inc. Class A (a)	151,708	5,983,364
Merit Medical Systems, Inc. (a)	19,597	1,358,856
MiniMed Group, Inc. (a)	700	10,465
Neogen Corp. (a) (b)	73,442	660,244
NeuroPace, Inc. (a)	9,100	144,599
Novocure Ltd. (a)	34,955	529,568
Omnicell, Inc. (a)	14,966	621,388
OraSure Technologies, Inc. (a) (b)	23,000	102,580
Orthofix Medical, Inc. (a) (b)	14,565	133,124
OrthoPediatrics Corp. (a) (b)	6,168	117,994
Penumbra, Inc. (a)	12,596	3,977,187
Procept Biorobotics Corp. (a) (b)	18,774	423,917
Pro-Dex, Inc. (a)	700	40,985
Pulse Biosciences, Inc. (a) (b)	6,693	185,597
QuidelOrtho Corp. (a) (b)	22,825	399,780
RxSight, Inc. (a)	13,900	66,998
Sanara Medtech, Inc. (a) (b)	1,000	23,590
Senseonics Holdings, Inc. (a) (b)	4,500	25,560
Shoulder Innovations, Inc. (a)	3,600	73,008
SI-BONE, Inc. (a)	13,960	227,827
Sight Sciences, Inc. (a)	14,900	80,758
STAAR Surgical Co. (a) (b)	11,269	323,308
Stereotaxis, Inc. (a) (b)	20,200	34,744
Strive, Inc. Class A (a) (b)	20,646	225,248
Tactile Systems Technology, Inc. (a)	7,600	226,328
Tandem Diabetes Care, Inc. (a) (b)	22,692	342,422
Teleflex, Inc.	14,900	1,888,724
TransMedics Group, Inc. (a) (b)	11,200	743,904
UFP Technologies, Inc. (a) (b)	2,500	662,825
Utah Medical Products, Inc. (b)	1,036	71,463
Varex Imaging Corp. (a)	14,408	150,275
		44,473,697
HEALTH CARE PROVIDERS & SERVICES — 1.9%
Acadia Healthcare Co., Inc. (a) (b)	30,637	904,711
Accendra Health, Inc. (a)	25,819	88,301
AdaptHealth Corp. (a)	33,800	352,196
Addus HomeCare Corp. (a)	6,116	614,474
agilon health, Inc. (a)	4,111	440,617
AirSculpt Technologies, Inc. (a) (b)	2,800	12,600
Alignment Healthcare, Inc. (a)	66,700	1,588,127
AMN Healthcare Services, Inc. (a)	12,948	419,127
Ardent Health, Inc. (a)	7,700	75,768
See accompanying notes to financial statements.
186

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Astrana Health, Inc. (a)	14,573	$676,333
Aveanna Healthcare Holdings, Inc. (a)	19,100	163,687
BrightSpring Health Services, Inc. (a)	53,200	3,710,168
Brookdale Senior Living, Inc. (a)	78,641	1,265,334
Castle Biosciences, Inc. (a)	10,000	238,500
Chemed Corp.	4,314	2,009,202
Clover Health Investments Corp. (a) (b)	138,100	723,644
Community Health Systems, Inc. (a) (b)	41,867	139,836
Concentra Group Holdings Parent, Inc.	38,609	1,148,618
CorVel Corp. (a)	9,900	618,948
Cross Country Healthcare, Inc. (a)	10,258	135,508
Encompass Health Corp.	32,803	3,315,727
Ensign Group, Inc.	18,843	3,020,533
Fulgent Genetics, Inc. (a) (b)	6,671	136,889
GeneDx Holdings Corp. (a)	6,600	453,090
Guardant Health, Inc. (a)	43,006	6,452,190
Guardian Pharmacy Services, Inc. Class A (a)	6,100	255,407
HealthEquity, Inc. (a)	27,463	2,480,458
Hims & Hers Health, Inc. (a) (b)	69,700	2,416,499
Hinge Health, Inc. Class A (a)	12,500	1,037,500
Innovage Holding Corp. (a) (b)	7,780	92,193
LifeStance Health Group, Inc. (a)	57,800	619,038
Lumexa Imaging Holdings, Inc. (a) (b)	6,800	76,704
Molina Healthcare, Inc. (a)	17,400	3,979,380
National HealthCare Corp.	4,341	917,514
NeoGenomics, Inc. (a) (b)	43,429	633,629
NRC Health (b)	4,000	86,280
Nutex Health, Inc. (a) (b)	1,700	290,513
Omada Health, Inc. (a)	11,500	252,425
OmniAb, Inc. (a) (c) (d)	3,212	—
Oncology Institute, Inc. (a) (b)	25,500	138,465
OPKO Health, Inc. (a) (b)	143,518	215,277
Option Care Health, Inc. (a)	51,407	1,078,005
PACS Group, Inc. (a)	15,200	648,128
Pediatrix Medical Group, Inc. (a)	27,274	690,850
Pennant Group, Inc. (a)	11,617	429,248
Privia Health Group, Inc. (a)	40,100	1,031,773
Progyny, Inc. (a)	22,500	648,675
RadNet, Inc. (a) (b)	23,443	1,445,730
SBC Medical Group Holdings, Inc. (a)	3,800	11,704
Select Medical Holdings Corp.	37,834	624,639
Sonida Senior Living, Inc. (a)	9,700	395,760
Strata Critical Medical, Inc. (a) (b)	25,300	133,331
Surgery Partners, Inc. (a) (b)	26,595	446,796
Talkspace, Inc. (a) (b)	46,000	239,200
Tenet Healthcare Corp. (a)	28,522	5,335,896
U.S. Physical Therapy, Inc.	4,922	338,043
Security Description	Shares	Value
Viemed Healthcare, Inc. (a)	11,600	$132,240
		55,825,428
HEALTH CARE REITs — 0.7%
American Healthcare REIT, Inc. (b)	64,000	3,337,600
CareTrust REIT, Inc.	73,728	2,974,925
Chiron Real Estate, Inc. REIT (b)	4,380	164,337
Community Healthcare Trust, Inc. REIT	7,747	141,615
Diversified Healthcare Trust REIT	75,477	701,936
Healthcare Realty Trust, Inc. REIT (b)	112,018	2,259,403
LTC Properties, Inc. REIT	16,824	646,883
Medical Properties Trust, Inc. REIT (b)	168,661	779,214
National Health Investors, Inc. REIT	16,145	1,231,218
National Healthcare Properties, Inc. REIT (a)	200	2,930
Omega Healthcare Investors, Inc. REIT	99,707	4,754,030
Sabra Health Care REIT, Inc.	83,055	1,620,403
Sila Realty Trust, Inc. REIT	19,700	598,092
Strawberry Fields REIT, Inc.	2,800	38,500
Universal Health Realty Income Trust REIT	4,588	201,230
		19,452,316
HEALTH CARE TECHNOLOGY — 0.1%
Certara, Inc. (a)	38,600	252,830
Claritev Corp. (a) (b)	3,100	105,741
Doximity, Inc. Class A (a)	43,800	908,412
Evolent Health, Inc. Class A (a)	38,365	207,938
HealthStream, Inc.	7,899	215,248
HeartFlow, Inc. (a)	24,600	721,764
LifeMD, Inc. (a) (b)	12,700	52,451
Phreesia, Inc. (a)	17,300	178,017
Schrodinger, Inc. (a) (b)	19,608	318,630
Simulations Plus, Inc. (a)	6,097	111,636
Teladoc Health, Inc. (a) (b)	60,404	512,226
TruBridge, Inc. (a)	3,100	81,251
Waystar Holding Corp. (a) (b)	37,067	760,986
		4,427,130
HOTEL & RESORT REITs — 0.3%
Apple Hospitality REIT, Inc.	71,600	1,203,596
Braemar Hotels & Resorts, Inc. REIT	21,000	45,360
Chatham Lodging Trust REIT	17,060	225,704
DiamondRock Hospitality Co. REIT	69,000	840,420
Park Hotels & Resorts, Inc. REIT	61,134	871,159
Pebblebrook Hotel Trust REIT	37,857	734,804
RLJ Lodging Trust REIT	42,055	498,352
Ryman Hospitality Properties, Inc. REIT	20,624	2,651,215
See accompanying notes to financial statements.
187

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Service Properties Trust REIT (b)	194,074	$327,985
Summit Hotel Properties, Inc. REIT (b)	36,200	253,762
Sunstone Hotel Investors, Inc. REIT	60,919	697,523
Xenia Hotels & Resorts, Inc. REIT	32,100	653,556
		9,003,436
HOTELS, RESTAURANTS & LEISURE — 2.6%
Accel Entertainment, Inc. (a)	18,300	230,763
Aramark	87,495	4,978,466
Bally's Corp. (a) (b)	3,100	42,501
Biglari Holdings, Inc. Class B (a) (b)	234	99,691
BJ's Restaurants, Inc. (a)	6,506	395,142
Black Rock Coffee Bar, Inc. Class A (a) (b)	5,500	45,595
Bloomin' Brands, Inc.	28,493	260,426
Boyd Gaming Corp.	16,598	1,466,101
Brightstar Lottery PLC (b)	31,435	336,983
Brinker International, Inc. (a)	14,218	2,388,624
Caesars Entertainment, Inc. (a)	68,300	2,061,294
Cava Group, Inc. (a)	33,600	2,636,928
Cheesecake Factory, Inc.	15,455	1,229,291
Choice Hotels International, Inc. (b)	9,256	1,020,659
Churchill Downs, Inc.	22,016	1,973,514
Cracker Barrel Old Country Store, Inc. (b)	7,508	400,177
Dave & Buster's Entertainment, Inc. (a) (b)	9,816	111,902
Dine Brands Global, Inc. (b)	4,530	162,627
DraftKings, Inc. Class A (a)	161,323	4,075,019
Dutch Bros, Inc. Class A (a) (b)	39,278	2,820,553
El Pollo Loco Holdings, Inc. (a)	9,500	161,120
First Watch Restaurant Group, Inc. (a)	20,600	265,534
Flutter Entertainment PLC (a)	47,900	4,893,943
Genius Sports Ltd. (a) (b)	77,700	470,862
Global Business Travel Group I (a) (b)	42,800	401,892
Hilton Grand Vacations, Inc. (a)	18,471	967,326
Hyatt Hotels Corp. Class A (b)	13,259	2,570,125
Inspired Entertainment, Inc. (a) (b)	8,700	71,775
Jack in the Box, Inc. (a) (b)	5,997	94,813
Krispy Kreme, Inc. (a) (b)	26,200	92,486
Kura Sushi USA, Inc. Class A (a) (b)	2,300	132,388
Life Time Group Holdings, Inc. (a)	47,900	1,956,236
Lindblad Expeditions Holdings, Inc. (a)	16,889	476,945
Marriott Vacations Worldwide Corp. (b)	9,340	951,559
Monarch Casino & Resort, Inc.	4,100	539,601
Navan, Inc. Class A (a)	31,600	722,692
Security Description	Shares	Value
Papa John's International, Inc. (b)	11,088	$407,706
Penn Entertainment, Inc. (a)	42,700	912,072
Planet Fitness, Inc. Class A (a)	26,439	1,379,323
Portillo's, Inc. Class A (a) (b)	23,100	109,494
Pursuit Attractions & Hospitality, Inc. (a)	7,154	400,409
RCI Hospitality Holdings, Inc. (b)	2,600	71,032
Red Rock Resorts, Inc. Class A	15,586	1,014,025
Restaurant Brands International, Inc. (b)	115,600	8,382,156
Rush Street Interactive, Inc. (a)	32,500	966,550
Sabre Corp. (a) (b)	115,935	242,304
Serve Robotics, Inc. (a) (b)	22,400	147,392
Shake Shack, Inc. Class A (a)	12,965	726,299
Sharplink, Inc. (a) (b)	50,000	240,000
Six Flags Entertainment Corp. (a) (b)	32,220	686,286
Super Group SGHC Ltd. (b)	54,400	737,120
Sweetgreen, Inc. Class A (a) (b)	35,799	315,389
Target Hospitality Corp. (a)	11,539	234,934
Texas Roadhouse, Inc.	21,977	4,246,616
Travel & Leisure Co.	19,900	1,520,957
United Parks & Resorts, Inc. (a) (b)	6,717	320,670
Vail Resorts, Inc. (b)	11,746	1,599,218
Viking Holdings Ltd. (a)	59,900	6,269,733
Wendy's Co. (b)	51,558	427,416
Wingstop, Inc.	9,125	1,582,366
Wyndham Hotels & Resorts, Inc.	24,516	2,064,492
Xponential Fitness, Inc. Class A (a) (b)	9,100	62,972
		76,572,484
HOUSEHOLD DURABLES — 1.3%
Beazer Homes USA, Inc. (a)	8,596	241,118
Cavco Industries, Inc. (a)	2,556	1,570,355
Century Communities, Inc.	8,351	598,433
Champion Homes, Inc. (a)	18,237	1,607,044
Cricut, Inc. Class A (b)	10,600	46,534
Dream Finders Homes, Inc. Class A (a) (b)	8,700	150,162
Ethan Allen Interiors, Inc. (b)	5,300	118,402
Flexsteel Industries, Inc. (b)	1,300	96,824
GoPro, Inc. Class A (a)	9,200	7,158
Green Brick Partners, Inc. (a)	10,402	832,576
Hamilton Beach Brands Holding Co. Class A (b)	3,200	73,696
Helen of Troy Ltd. (a)	7,864	228,606
Hovnanian Enterprises, Inc. Class A (a)	1,600	227,856
Installed Building Products, Inc. (b)	7,834	1,800,566
KB Home	19,700	1,233,023
La-Z-Boy, Inc. (b)	13,433	538,932
Legacy Housing Corp. (a) (b)	2,920	76,708
Leggett & Platt, Inc.	43,900	514,069
See accompanying notes to financial statements.
188

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
LGI Homes, Inc. (a)	6,925	$440,984
Lovesac Co. (a) (b)	4,487	74,888
M/I Homes, Inc. (a)	8,391	1,349,189
Meritage Homes Corp.	21,734	1,822,396
Mohawk Industries, Inc. (a)	16,900	2,050,477
Newell Brands, Inc.	140,800	864,512
SharkNinja, Inc. (a)	28,091	4,277,417
Somnigroup International, Inc.	68,105	5,339,432
Sonos, Inc. (a)	40,130	542,959
Taylor Morrison Home Corp. (a)	30,458	2,185,057
Toll Brothers, Inc.	31,484	5,186,989
TopBuild Corp. (a)	10,088	3,576,499
Whirlpool Corp. (b)	20,700	815,994
XMAX, Inc. (a) (b)	12,300	111,807
		38,600,662
HOUSEHOLD PRODUCTS — 0.1%
Central Garden & Pet Co. (a)	1,800	79,812
Central Garden & Pet Co. Class A (a)	17,251	668,821
Energizer Holdings, Inc. (b)	20,358	436,475
Oil-Dri Corp. of America	3,400	347,514
Reynolds Consumer Products, Inc.	17,800	477,930
Spectrum Brands Holdings, Inc.	7,369	631,892
WD-40 Co.	4,453	1,084,929
		3,727,373
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Brookfield Renewable Corp. (b)	46,469	1,724,929
Clearway Energy, Inc. Class C	40,526	1,385,179
Hallador Energy Co. (a) (b)	11,800	205,202
Montauk Renewables, Inc. (a) (b)	28,500	44,460
Ormat Technologies, Inc. (b)	20,192	2,198,909
Talen Energy Corp. (a)	15,060	5,786,955
		11,345,634
INDUSTRIAL CONGLOMERATES — 0.0% *
Brookfield Business Corp. Class A (b)	10,200	304,470
INDUSTRIAL REITs — 0.6%
Americold Realty Trust, Inc. REIT	97,166	1,527,450
EastGroup Properties, Inc. REIT	17,858	3,616,781
First Industrial Realty Trust, Inc. REIT	44,315	2,716,953
Industrial Logistics Properties Trust REIT	21,200	188,044
Innovative Industrial Properties, Inc. REIT (b)	9,433	584,657
Lineage, Inc. REIT (b)	23,872	1,032,464
LXP Industrial Trust REIT	19,320	1,040,962
One Liberty Properties, Inc. REIT	7,238	176,752
Rexford Industrial Realty, Inc. REIT (b)	75,243	2,520,640
Security Description	Shares	Value
STAG Industrial, Inc. REIT	64,345	$2,448,971
Terreno Realty Corp. REIT	35,024	2,268,504
		18,122,178
INSURANCE — 2.6%
Abacus Global Management, Inc. (b)	10,900	116,739
Accelerant Holdings Class A (a)	13,500	158,220
American Coastal Insurance Corp. Class C	9,100	101,010
American Financial Group, Inc.	21,993	3,077,700
American Integrity Insurance Group, Inc.	4,200	79,086
AMERISAFE, Inc.	7,034	237,960
Assured Guaranty Ltd.	13,519	1,083,683
Ategrity Specialty Holdings LLC (a)	3,300	79,332
Axis Capital Holdings Ltd.	24,699	2,653,661
Baldwin Insurance Group, Inc. (a) (b)	32,305	858,667
Bowhead Specialty Holdings, Inc. (a)	6,500	194,545
Brighthouse Financial, Inc. (a)	17,973	1,137,691
Citizens, Inc. (a) (b)	16,800	96,432
CNA Financial Corp. (b)	6,991	339,833
CNO Financial Group, Inc.	30,479	1,553,819
Crawford & Co. Class A	6,500	73,255
Donegal Group, Inc. Class A	5,739	108,238
Employers Holdings, Inc. (b)	6,200	312,976
Exzeo Group, Inc. (a)	3,000	50,610
F&G Annuities & Life, Inc. (b)	11,950	317,751
Fidelity National Financial, Inc.	85,008	4,008,977
First American Financial Corp.	32,614	2,236,994
Genworth Financial, Inc. (a)	124,082	1,175,057
Goosehead Insurance, Inc. Class A (a)	7,919	384,071
Greenlight Capital Re Ltd. Class A (a)	8,696	140,701
Hamilton Insurance Group Ltd. Class B	15,500	526,070
Hanover Insurance Group, Inc.	11,635	2,491,286
HCI Group, Inc.	3,773	661,218
Heritage Insurance Holdings, Inc. (a)	8,100	211,248
Hippo Holdings, Inc. (a)	6,135	173,375
Horace Mann Educators Corp.	13,600	702,440
Investors Title Co. (b)	523	143,135
James River Group Holdings, Inc. (b)	11,900	52,360
Kemper Corp.	19,607	528,605
Kingstone Cos., Inc.	4,200	79,926
Kingsway Corp. (a) (b)	7,500	78,150
Kinsale Capital Group, Inc. (b)	7,349	2,423,774
Lemonade, Inc. (a)	22,500	1,463,625
Lincoln National Corp.	57,800	2,043,230
Markel Group, Inc. (a)	4,155	8,114,757
MBIA, Inc. (a) (b)	15,697	102,344
See accompanying notes to financial statements.
189

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mercury General Corp.	9,137	$974,187
Neptune Insurance Holdings, Inc. Class A (a)	7,700	242,550
NI Holdings, Inc. (a)	2,500	39,275
Octave Specialty Group, Inc. (a)	14,294	89,195
Old Republic International Corp.	75,362	3,083,813
Oscar Health, Inc. Class A (a)	78,029	2,225,387
Palomar Holdings, Inc. (a)	8,910	1,126,135
Pelagos Insurance Capital Ltd.	14,600	355,510
Primerica, Inc.	10,504	2,985,237
Reinsurance Group of America, Inc.	21,791	4,633,856
RenaissanceRe Holdings Ltd.	13,915	4,409,663
RLI Corp.	27,685	1,635,353
Root, Inc. Class A (a)	4,300	240,456
Ryan Specialty Holdings, Inc. (b)	37,650	1,421,664
Safety Insurance Group, Inc.	4,968	371,904
Selective Insurance Group, Inc.	19,698	1,910,903
SiriusPoint Ltd. (a)	35,700	856,800
Skyward Specialty Insurance Group, Inc. (a)	13,800	805,230
Slide Insurance Holdings, Inc. (a)	22,100	428,077
Stewart Information Services Corp.	10,165	671,093
Tiptree, Inc.	8,200	146,944
Trupanion, Inc. (a) (b)	11,800	292,286
United Fire Group, Inc.	7,363	386,116
Universal Insurance Holdings, Inc.	8,617	356,399
Unum Group	52,833	4,723,270
White Mountains Insurance Group Ltd.	811	1,681,519
		76,465,373
INTERACTIVE MEDIA & SERVICES — 0.7%
Angi, Inc. (a) (b)	10,174	60,535
Bumble, Inc. Class A (a) (b)	26,300	84,160
Cargurus, Inc. (a)	24,600	838,614
Cars.com, Inc. (a) (b)	15,300	167,382
EverQuote, Inc. Class A (a)	9,535	226,838
fuboTV, Inc. Class A (a) (b)	9,391	86,397
Grindr, Inc. (a) (b)	9,200	132,204
Match Group, Inc.	78,200	2,975,510
MediaAlpha, Inc. Class A (a)	11,003	138,308
Nextdoor Holdings, Inc. (a)	77,000	174,790
People, Inc. (a) (b)	21,137	975,684
Pinterest, Inc. Class A (a)	163,637	3,441,286
QuinStreet, Inc. (a) (b)	18,898	276,856
Reddit, Inc. Class A (a)	45,100	7,828,458
RUM Group, Inc. (a) (b)	37,500	237,750
Shutterstock, Inc. (b)	9,210	128,479
Taboola.com Ltd. (a)	43,200	216,000
TripAdvisor, Inc. (a) (b)	37,500	514,125
Trump Media & Technology Group Corp. (a) (b)	55,600	430,344
Security Description	Shares	Value
Webtoon Entertainment, Inc. (a) (b)	6,400	$73,088
Yelp, Inc. (a) (b)	17,591	431,331
Ziff Davis, Inc. (a) (b)	11,406	597,332
ZipRecruiter, Inc. Class A (a) (b)	23,049	86,434
ZoomInfo Technologies, Inc. (a)	79,700	233,521
		20,355,426
IT SERVICES — 3.7%
Amdocs Ltd.	35,235	1,780,777
Applied Digital Corp. (a)	86,100	3,211,530
Backblaze, Inc. Class A (a)	19,100	302,926
BigBear.ai Holdings, Inc. (a) (b)	154,600	567,382
Brand Engagement Network, Inc. (a) (b)	1,600	27,376
Cloudflare, Inc. Class A (a)	106,732	26,179,225
Commerce.com, Inc. (a) (b)	22,600	66,896
CoreWeave, Inc. Class A (a)	117,400	11,685,996
Crexendo, Inc. (a)	6,700	50,049
DigitalOcean Holdings, Inc. (a)	27,100	4,255,513
DXC Technology Co. (a)	55,600	492,060
EPAM Systems, Inc. (a)	17,100	1,356,885
Everforth, Inc. (a)	13,135	234,722
Fastly, Inc. Class A (a)	50,043	918,789
Globant SA (a) (b)	13,994	404,986
Grid Dynamics Holdings, Inc. (a) (b)	24,500	139,160
Hackett Group, Inc.	8,590	92,514
Information Services Group, Inc. (b)	10,800	44,388
Kyndryl Holdings, Inc. (a)	74,861	846,678
MongoDB, Inc. (a)	26,330	8,844,247
Okta, Inc. (a)	56,288	7,680,498
Rackspace Technology, Inc. (a) (b)	30,500	199,165
SharonAI Holdings, Inc. (a) (b)	1,400	118,524
Snowflake, Inc. (a)	113,069	28,776,061
TSS, Inc. (a) (b)	7,700	94,710
Tucows, Inc. Class A (a) (b)	2,476	33,352
Twilio, Inc. Class A (a)	49,413	10,195,384
Unisys Corp. (a)	23,700	86,742
Whitefiber, Inc. (a) (b)	3,800	147,630
		108,834,165
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Acushnet Holdings Corp.	9,172	1,087,157
Brunswick Corp.	21,179	1,784,119
Callaway Golf Co. (a)	46,141	866,990
Escalade, Inc.	3,200	60,096
Funko, Inc. Class A (a) (b)	14,350	84,378
JAKKS Pacific, Inc. (b)	3,500	81,480
Johnson Outdoors, Inc. Class A	2,080	95,763
Latham Group, Inc. (a)	17,400	112,578
Malibu Boats, Inc. Class A (a)	6,565	180,078
MasterCraft Boat Holdings, Inc. (a)	6,525	168,476
Mattel, Inc. (a)	94,497	1,311,618
See accompanying notes to financial statements.
190

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Peloton Interactive, Inc. Class A (a) (b)	134,403	$794,322
Polaris, Inc. (b)	17,703	1,211,593
Smith & Wesson Brands, Inc.	14,626	219,975
Sturm Ruger & Co., Inc.	4,585	173,542
YETI Holdings, Inc. (a)	25,162	1,247,029
		9,479,194
LIFE SCIENCES TOOLS & SERVICES — 1.1%
10X Genomics, Inc. Class A (a) (b)	39,145	1,500,819
Adaptive Biotechnologies Corp. (a)	50,800	1,089,660
Alamar Biosciences, Inc. (a)	300	8,127
Alpha Teknova, Inc. (a) (b)	3,200	18,176
Avantor, Inc. (a)	220,551	2,183,455
Azenta, Inc. (a) (b)	14,141	360,878
BioLife Solutions, Inc. (a)	14,520	410,045
Bio-Rad Laboratories, Inc. Class A (a)	6,060	1,779,277
Bruker Corp. (b)	37,234	2,240,742
Codexis, Inc. (a) (b)	33,021	74,628
CryoPort, Inc. (a)	16,600	260,620
Cytek Biosciences, Inc. (a)	40,900	181,187
Fortrea Holdings, Inc. (a)	31,900	555,060
Ginkgo Bioworks Holdings, Inc. (a) (b)	14,300	141,713
Illumina, Inc. (a)	50,800	8,932,164
Lifecore Biomedical, Inc. (a) (b)	9,600	50,400
Maravai LifeSciences Holdings, Inc. Class A (a)	37,500	234,000
Medpace Holdings, Inc. (a)	7,721	4,088,964
Mesa Laboratories, Inc.	1,798	178,991
Nautilus Biotechnology, Inc. (a)	11,300	21,131
Niagen Bioscience, Inc. (a) (b)	17,200	54,868
OmniAb, Inc. (a) (c)	39,956	98,292
Pacific Biosciences of California, Inc. (a) (b)	93,721	157,451
Personalis, Inc. (a) (b)	17,500	234,500
Qiagen NV	69,513	2,717,958
Quanterix Corp. (a) (b)	13,800	59,616
Repligen Corp. (a) (b)	17,817	2,430,952
Sotera Health Co. (a)	93,700	1,663,175
Tempus AI, Inc. Class A (a) (b)	36,400	2,108,652
		33,835,501
MACHINERY — 3.6%
3D Systems Corp. (a) (b)	48,365	146,062
Aebi Schmidt Holding AG (b)	13,335	167,354
AGCO Corp. (b)	19,921	2,384,544
AirJoule Technologies Corp. (a) (b)	10,300	57,062
Alamo Group, Inc.	3,489	573,906
Albany International Corp. Class A	9,571	713,040
Alliance Laundry Holdings, Inc. (a) (b)	15,200	403,104
Security Description	Shares	Value
Allison Transmission Holdings, Inc.	27,943	$3,150,294
Astec Industries, Inc.	7,906	483,768
Atmus Filtration Technologies, Inc.	27,337	1,393,914
Blue Bird Corp. (a)	10,522	830,817
CECO Environmental Corp. (a)	17,247	1,564,993
Chart Industries, Inc. (a)	15,470	3,232,302
CNH Industrial NV	291,026	3,268,222
Columbus McKinnon Corp. (b)	10,348	156,565
Commercial Vehicle Group, Inc. (a)	2,100	9,702
Crane Co.	16,648	3,713,669
Donaldson Co., Inc.	38,527	3,458,569
Douglas Dynamics, Inc.	8,073	435,538
Energy Recovery, Inc. (a) (b)	18,300	165,066
Enerpac Tool Group Corp.	17,391	623,641
Enpro, Inc.	7,085	2,670,549
Esab Corp.	19,172	1,890,934
ESCO Technologies, Inc.	8,648	3,027,146
Federal Signal Corp.	20,013	2,571,470
Flowserve Corp.	42,657	3,163,443
Franklin Electric Co., Inc.	12,615	1,352,202
Gates Industrial Corp. PLC (a)	85,000	2,377,450
Gencor Industries, Inc. (a)	3,300	49,236
Gorman-Rupp Co. (b)	7,200	660,528
Graco, Inc.	54,282	4,104,262
Graham Corp. (a)	3,600	445,644
Greenbrier Cos., Inc.	9,894	484,905
Helios Technologies, Inc.	11,048	986,034
Hillman Solutions Corp. (a)	66,600	562,104
Hyster-Yale, Inc.	4,275	149,882
ITT, Inc.	29,754	5,884,151
JBT Marel Corp.	17,291	2,507,195
Kadant, Inc. (b)	3,950	1,241,208
Kennametal, Inc.	25,417	890,866
L.B. Foster Co. Class A (a)	3,400	153,578
Lincoln Electric Holdings, Inc.	17,796	4,725,016
Lindsay Corp. (b)	3,375	417,825
Luxfer Holdings PLC	9,531	171,939
Manitowoc Co., Inc. (a)	11,875	164,944
Mayville Engineering Co., Inc. (a)	4,700	176,062
Microvast Holdings, Inc. (a) (b)	79,300	92,781
Middleby Corp. (a)	14,497	2,493,629
Miller Industries, Inc.	3,865	197,695
Mueller Industries, Inc.	36,268	4,458,425
Mueller Water Products, Inc. Class A	51,422	1,328,230
Omega Flex, Inc.	1,451	45,547
Oshkosh Corp.	20,846	3,199,444
Palladyne AI Corp. (a) (b)	10,700	65,056
Park-Ohio Holdings Corp.	3,500	134,575
Proto Labs, Inc. (a)	8,185	667,159
RBC Bearings, Inc. (a)	10,422	6,712,393
Richtech Robotics, Inc. Class B (a) (b)	65,200	137,572
See accompanying notes to financial statements.
191

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SPX Technologies, Inc. (a)	16,281	$3,991,613
Standex International Corp. (b)	3,999	1,430,322
Tennant Co. (b)	5,924	518,587
Terex Corp.	37,184	2,691,750
Timken Co.	21,458	3,118,277
Titan International, Inc. (a)	18,000	138,780
Toro Co.	31,694	3,087,629
Trinity Industries, Inc.	26,469	915,298
Twin Disc, Inc.	2,000	46,400
Velo3D, Inc. (a) (b)	5,400	94,770
Wabash National Corp.	13,287	179,375
Watts Water Technologies, Inc. Class A	9,102	3,562,978
Worthington Enterprises, Inc.	9,472	509,215
		107,578,205
MARINE — 0.2%
Costamare Bulkers Holdings Ltd. (a) (b)	2,739	48,097
Costamare, Inc. (b)	15,600	218,712
Genco Shipping & Trading Ltd.	11,300	280,014
Himalaya Shipping Ltd. (a) (b)	9,700	129,592
Kirby Corp. (a)	17,753	2,413,875
Matson, Inc.	9,955	1,913,650
Pangaea Logistics Solutions Ltd.	9,700	63,050
Safe Bulkers, Inc.	18,060	113,959
		5,180,949
MEDIA — 0.5%
Advantage Solutions, Inc. (a) (b)	1,275	55,131
AMC Global Media, Inc. (a) (b)	10,220	101,996
Boston Omaha Corp. Class A (a) (b)	7,865	107,279
Cable One, Inc. (a)	1,792	95,173
Clear Channel Outdoor Holdings, Inc. (a)	20,100	48,642
DoubleVerify Holdings, Inc. (a)	47,600	515,984
Emerald Holding, Inc. (b)	4,800	24,192
Entravision Communications Corp. Class A (b)	21,800	284,272
EW Scripps Co. Class A (a)	24,440	67,699
Gray Media, Inc. (b)	32,277	128,140
Ibotta, Inc. Class A (a) (b)	3,500	119,560
iHeartMedia, Inc. Class A (a)	41,100	176,319
John Wiley & Sons, Inc. Class A (b)	13,140	637,421
Liberty Broadband Corp. Class A (a)	6,464	215,122
Liberty Broadband Corp. Class C (a)	38,932	1,294,878
Magnite, Inc. (a)	47,827	907,756
MNTN, Inc. Class A (a) (b)	300	2,760
National CineMedia, Inc.	22,000	83,600
New York Times Co. Class A	51,595	3,610,618
Newsmax, Inc. (a) (b)	16,800	139,104
Nexstar Media Group, Inc.	9,598	1,714,107
Nexxen International Ltd. (a)	11,100	100,233
Security Description	Shares	Value
NIQ Global Intelligence PLC (a) (b)	22,100	$206,635
Optimum Communications, Inc. Class A (a)	91,400	132,530
PubMatic, Inc. Class A (a)	13,900	182,368
Scholastic Corp. (b)	5,029	231,334
Sinclair, Inc.	13,562	193,258
Sirius XM Holdings, Inc.	58,997	1,742,771
Stagwell, Inc. (a) (b)	37,300	277,139
TechTarget, Inc. (a) (b)	10,700	38,520
USA TODAY Co., Inc. (a) (b)	46,614	398,550
Versant Media Group, Inc.	47,900	1,724,879
		15,557,970
METALS & MINING — 2.4%
Alcoa Corp.	88,205	4,599,009
Almonty Industries, Inc. (a)	73,600	1,218,816
Alpha Metallurgical Resources, Inc. (a)	3,600	593,784
American Battery Technology Co. (a) (b)	42,400	119,992
Ampco-Pittsburgh Corp. (a)	3,800	32,870
Anglogold Ashanti PLC	170,700	13,807,923
Aura Minerals, Inc.	12,600	793,170
Caledonia Mining Corp. PLC (b)	5,700	108,870
Century Aluminum Co. (a)	21,200	975,412
Cleveland-Cliffs, Inc. (a)	190,893	1,792,485
Coeur Mining, Inc.	343,942	5,613,133
Commercial Metals Co.	36,747	2,305,874
Compass Minerals International, Inc. (a)	11,314	352,205
Constellium SE (a)	44,900	1,430,963
Contango Silver & Gold, Inc. (a) (b)	7,300	115,267
Critical Metals Corp. (a) (b)	22,000	225,500
Dakota Gold Corp. (a)	32,800	139,728
Elemental Royalty Corp. (b)	3,700	64,602
Ferroglobe PLC (a) (c) (d)	2,200	—
Ferroglobe PLC (c)	40,600	129,108
Friedman Industries, Inc.	2,500	80,450
Gold Resource Corp. (a) (b)	26,000	32,760
Hecla Mining Co.	211,916	3,269,864
Hycroft Mining Holding Corp. Class A (a)	17,800	416,520
Idaho Strategic Resources, Inc. (a)	5,200	170,300
Ivanhoe Electric, Inc. (a)	38,200	367,102
Kaiser Aluminum Corp.	5,533	1,082,421
Lifezone Metals Ltd. (a) (b)	12,300	47,724
Materion Corp.	6,955	2,068,347
McEwen, Inc. (a)	11,100	201,243
Metallus, Inc. (a)	12,814	239,494
MP Materials Corp. (a) (b)	48,200	2,699,682
NioCorp Developments Ltd. (a) (b)	39,900	192,318
Novagold Resources, Inc. (a)	107,100	639,387
Perpetua Resources Corp. (a)	29,000	602,040
See accompanying notes to financial statements.
192

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Ramaco Resources, Inc. Class A (a)	14,800	$195,804
Reliance, Inc.	17,101	6,388,933
Royal Gold, Inc.	28,467	5,682,298
Ryerson Holding Corp.	15,744	387,460
Southern Copper Corp. (b)	31,319	5,457,649
SSR Mining, Inc. (a)	72,400	2,047,472
SunCoke Energy, Inc.	30,500	245,525
Tredegar Corp. (a)	9,107	72,492
U.S. Antimony Corp. (a) (b)	43,200	313,632
U.S. Gold Corp. (a) (b)	4,600	70,518
U.S. Goldmining, Inc. (a) (b)	1,500	12,195
USA Rare Earth, Inc. (a) (b)	63,700	1,374,646
Vista Gold Corp. (a) (b)	35,100	67,041
Vox Royalty Corp.	20,900	98,857
Warrior Met Coal, Inc.	17,538	1,423,384
Worthington Steel, Inc.	11,472	385,230
		70,751,499
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.7%
ACRES Commercial Realty Corp. REIT (a) (b)	2,200	39,138
Adamas Trust, Inc. REIT (b)	30,671	287,694
AGNC Investment Corp. REIT (b)	386,179	4,209,351
Angel Oak Mortgage REIT, Inc. (b)	5,480	49,758
Annaly Capital Management, Inc. REIT	244,425	5,465,343
Apollo Commercial Real Estate Finance, Inc. REIT (b)	28,949	309,175
Arbor Realty Trust, Inc. REIT (b)	63,100	342,002
ARES Commercial Real Estate Corp. REIT (b)	17,500	78,750
ARMOUR Residential REIT, Inc. (b)	39,559	690,305
Blackstone Mortgage Trust, Inc. Class A REIT	53,966	914,724
BrightSpire Capital, Inc. REIT	44,100	240,345
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	6,800	72,896
Chimera Investment Corp. REIT (b)	28,415	379,056
Claros Mortgage Trust, Inc. REIT (a)	39,400	92,590
Dynex Capital, Inc. REIT	67,600	886,236
Ellington Financial, Inc. REIT (b)	41,105	559,439
Franklin BSP Realty Trust, Inc. REIT (b)	28,534	232,267
Invesco Mortgage Capital, Inc. REIT (b)	26,501	209,358
KKR Real Estate Finance Trust, Inc. REIT (b)	18,500	126,540
Ladder Capital Corp. REIT	42,239	420,278
MFA Financial, Inc. REIT (b)	33,534	324,944
Nexpoint Real Estate Finance, Inc. REIT (b)	3,400	52,700
Security Description	Shares	Value
Orchid Island Capital, Inc. REIT (b)	65,720	$458,068
PennyMac Mortgage Investment Trust REIT (b)	30,224	340,927
Ready Capital Corp. REIT (b)	54,675	95,681
Redwood Trust, Inc. REIT	44,700	211,878
Rithm Capital Corp. REIT (b)	188,111	1,766,362
Seven Hills Realty Trust REIT (b)	8,050	67,862
TPG Mortgage Investment Trust, Inc. REIT	9,100	72,072
TPG RE Finance Trust, Inc. REIT	25,252	211,359
Two Harbors Investment Corp. REIT (b)	35,889	445,383
Starwood Property Trust, Inc. REIT (b)	116,304	1,905,060
		21,557,541
MULTI-UTILITIES — 0.2%
Avista Corp.	27,100	1,108,661
Black Hills Corp. (b)	24,705	1,838,052
Northwestern Energy Group, Inc.	20,355	1,457,825
Unitil Corp.	6,338	333,949
		4,738,487
OFFICE REITs — 0.4%
Brandywine Realty Trust REIT (b)	60,900	193,053
COPT Defense Properties REIT	37,600	1,368,264
Cousins Properties, Inc. REIT	54,756	1,641,585
Douglas Emmett, Inc. REIT (b)	50,237	592,796
Easterly Government Properties, Inc. REIT	10,780	268,745
Empire State Realty Trust, Inc. Class A REIT (b)	48,624	263,056
Highwoods Properties, Inc. REIT (b)	36,770	1,108,983
Hudson Pacific Properties, Inc. REIT (a)	18,262	277,400
JBG SMITH Properties REIT (b)	20,622	302,525
Kilroy Realty Corp. REIT	38,763	1,452,449
NET Lease Office Properties REIT (b)	4,599	51,187
Piedmont Realty Trust, Inc. REIT (a)	42,905	392,581
Postal Realty Trust, Inc. Class A REIT (b)	8,800	216,832
SL Green Realty Corp. REIT (b)	24,084	1,246,829
Vornado Realty Trust REIT (b)	59,200	2,326,560
		11,702,845
OIL, GAS & CONSUMABLE FUELS — 2.9%
Aemetis, Inc. (a) (b)	9,000	14,760
American Resources Corp. (a) (b)	16,600	35,690
Antero Midstream Corp.	110,100	2,504,775
Antero Resources Corp. (a)	99,274	3,488,488
Ardmore Shipping Corp.	12,000	168,120
See accompanying notes to financial statements.
193

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
BKV Corp. (a)	8,710	$238,306
California Resources Corp.	24,423	1,291,244
Calumet, Inc. (a)	22,800	821,256
Centrus Energy Corp. Class A (a) (b)	6,000	1,007,220
Cheniere Energy, Inc.	70,659	16,888,208
Chord Energy Corp.	18,944	2,165,299
Clean Energy Fuels Corp. (a)	61,100	125,255
CNX Resources Corp. (a)	44,116	1,496,856
Comstock Resources, Inc. (a) (b)	23,800	355,096
Comstock, Inc. (a)	15,600	64,896
Core Natural Resources, Inc.	16,670	1,333,933
Crescent Energy Co. Class A	85,319	837,833
CVR Energy, Inc.	10,200	280,908
Delek U.S. Holdings, Inc.	20,104	1,021,484
DHT Holdings, Inc.	47,771	789,655
Diversified Energy Co.	22,100	306,306
Dorian LPG Ltd.	12,458	433,289
DT Midstream, Inc.	33,889	4,972,872
Encore Energy Corp. (a) (b)	62,700	82,137
Energy Fuels, Inc. (a) (b)	82,301	1,193,364
Epsilon Energy Ltd. (b)	7,500	40,575
Evolution Petroleum Corp. (b)	11,300	41,584
Excelerate Energy, Inc. Class A	8,200	311,518
FLEX LNG Ltd. (a) (b)	10,400	291,824
FutureFuel Corp. (b)	7,700	34,804
Gevo, Inc. (a) (b)	80,100	120,150
Golar LNG Ltd.	32,061	1,597,920
Granite Ridge Resources, Inc.	18,100	79,821
Green Plains, Inc. (a)	23,038	354,324
Gulfport Energy Corp. (a)	5,100	865,470
HF Sinclair Corp.	51,700	3,600,905
HighPeak Energy, Inc. (b)	9,500	66,405
Infinity Natural Resources, Inc. Class A (a) (b)	5,800	73,660
International Seaways, Inc.	13,718	1,050,662
Kinetik Holdings, Inc.	16,500	797,610
Kolibri Global Energy, Inc. (a) (b)	12,100	60,258
Kosmos Energy Ltd. (a)	180,100	380,011
Lightbridge Corp. (a) (b)	10,200	89,658
Magnolia Oil & Gas Corp. Class A	60,600	1,550,148
Matador Resources Co.	38,802	1,931,564
Murphy Oil Corp.	45,200	1,471,712
NACCO Industries, Inc. Class A	1,500	75,075
Navigator Holdings Ltd.	10,400	193,752
New Era Energy & Digital, Inc. (a)	26,700	170,346
NextDecade Corp. (a) (b)	57,300	432,042
Nordic American Tankers Ltd. (b)	67,840	375,834
Northern Oil & Gas, Inc.	34,200	620,730
OPAL Fuels, Inc. Class A (a) (b)	6,900	15,180
Ovintiv, Inc.	94,467	4,973,687
Par Pacific Holdings, Inc. (a)	16,189	907,879
PBF Energy, Inc. Class A	31,952	1,454,455
Peabody Energy Corp.	40,603	938,741
Security Description	Shares	Value
Permian Resources Corp. Class A	264,021	$4,860,627
PrimeEnergy Resources Corp. (a) (b)	212	35,381
Range Resources Corp.	77,872	2,896,060
REX American Resources Corp. (a)	9,810	442,921
Riley Exploration Permian, Inc.	5,250	173,040
Sable Offshore Corp. (a) (b)	44,500	137,060
SandRidge Energy, Inc.	10,600	145,220
Scorpio Tankers, Inc.	15,188	1,051,921
SFL Corp. Ltd.	40,200	410,040
SM Energy Co.	79,873	2,084,685
Summit Midstream Corp. (a)	3,100	88,288
Talos Energy, Inc. (a)	43,900	566,749
Teekay Corp. Ltd.	18,800	188,000
Teekay Tankers Ltd. Class A	8,000	518,960
Uranium Energy Corp. (a) (b)	161,600	1,722,656
Ur-Energy, Inc. (a)	90,400	122,944
VAALCO Energy, Inc. (b)	35,600	180,848
Viper Energy, Inc. Class A	63,567	2,695,241
Vitesse Energy, Inc. (b)	10,451	164,812
W&T Offshore, Inc.	35,000	110,250
World Kinect Corp.	16,435	541,369
		86,022,626
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a) (b)	5,307	83,214
Louisiana-Pacific Corp.	21,318	1,676,874
Magnera Corp. (a)	11,000	129,250
Sylvamo Corp. (b)	11,200	423,360
		2,312,698
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	39,422	510,121
Coty, Inc. Class A (a) (b)	126,200	272,592
Edgewell Personal Care Co. (b)	15,679	421,138
elf Beauty, Inc. (a)	19,489	1,442,186
Herbalife Ltd. (a) (b)	34,176	449,415
Honest Co., Inc. (a) (b)	33,000	120,780
Interparfums, Inc. (b)	6,370	712,548
Nature's Sunshine Products, Inc. (a) (b)	5,900	128,620
Nu Skin Enterprises, Inc. Class A	4,358	23,010
Oddity Tech Ltd. Class A (a) (b)	6,500	98,345
Olaplex Holdings, Inc. (a) (b)	49,000	100,450
USANA Health Sciences, Inc. (a)	4,204	89,755
		4,368,960
PHARMACEUTICALS — 1.8%
Aclaris Therapeutics, Inc. (a) (b)	35,000	185,150
Alimera Sciences, Inc. (a) (b)	7,900	316
Alto Neuroscience, Inc. (a)	8,500	224,315
Alumis, Inc. (a)	26,464	744,697
Amneal Pharmaceuticals, Inc. (a)	53,190	920,719
Amphastar Pharmaceuticals, Inc. (a)	11,027	222,525
Amylyx Pharmaceuticals, Inc. (a)	31,200	560,352
See accompanying notes to financial statements.
194

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
AN2 Therapeutics, Inc. (a) (b)	10,600	$51,304
ANI Pharmaceuticals, Inc. (a)	6,733	557,358
Aquestive Therapeutics, Inc. (a) (b)	34,500	143,520
Arvinas, Inc. (a)	19,196	159,519
AtaiBeckley, Inc. (a)	104,700	551,769
Atea Pharmaceuticals, Inc. (a) (b)	23,200	107,880
Avalyn Pharma, Inc. (a)	3,600	118,512
Axsome Therapeutics, Inc. (a)	14,592	3,571,684
BioAge Labs, Inc. (a)	11,900	291,669
Collegium Pharmaceutical, Inc. (a)	11,267	407,865
Context Therapeutics, Inc. (a)	40,500	22,433
Contineum Therapeutics, Inc. Class A (a)	6,900	113,091
Corcept Therapeutics, Inc. (a)	32,099	2,791,008
CorMedix, Inc. (a) (b)	24,500	192,325
Crinetics Pharmaceuticals, Inc. (a) (b)	34,700	1,298,474
Definium Therapeutics, Inc. (a)	36,100	1,698,144
Edgewise Therapeutics, Inc. (a)	23,541	956,471
Elanco Animal Health, Inc. (a) (b)	165,456	4,071,872
Enliven Therapeutics, Inc. (a)	13,968	708,876
Esperion Therapeutics, Inc. (a)	82,700	261,332
Eton Pharmaceuticals, Inc. (a) (b)	8,800	318,560
Evolus, Inc. (a) (b)	20,100	139,494
EyePoint, Inc. (a)	26,600	380,380
Fulcrum Therapeutics, Inc. (a)	20,500	75,030
Harmony Biosciences Holdings, Inc. (a) (b)	15,000	546,150
Harrow, Inc. (a) (b)	10,700	454,429
Indivior Pharmaceuticals, Inc. (a)	39,400	1,616,582
Innoviva, Inc. (a)	24,753	562,141
Jazz Pharmaceuticals PLC (a)	19,906	4,796,749
LB Pharmaceuticals, Inc. (a) (b)	7,300	236,921
LENZ Therapeutics, Inc. (a) (b)	6,828	38,783
Lexicon Pharmaceuticals, Inc. (a) (b)	74,400	178,560
Ligand Pharmaceuticals, Inc. (a) (b)	6,636	2,097,573
Liquidia Corp. (a)	23,100	1,841,763
Maze Therapeutics, Inc. (a)	10,000	298,400
MBX Biosciences, Inc. (a)	10,300	568,560
MediWound Ltd. (a) (b)	3,800	55,860
Nektar Therapeutics (a)	11,300	788,853
Neumora Therapeutics, Inc. (a)	33,800	57,460
Nuvation Bio, Inc. (a) (b)	84,800	481,664
Ocular Therapeutix, Inc. (a) (b)	66,900	656,958
Omeros Corp. (a) (b)	24,800	235,848
Organon & Co.	88,635	1,200,118
Pacira BioSciences, Inc. (a)	13,583	344,601
Perrigo Co. PLC (b)	47,000	488,330
Phathom Pharmaceuticals, Inc. (a)	15,778	171,191
Security Description	Shares	Value
Phibro Animal Health Corp. Class A	7,400	$232,360
Prestige Consumer Healthcare, Inc. (a)	15,843	748,898
Rapport Therapeutics, Inc. (a) (b)	10,400	433,368
Relmada Therapeutics, Inc. (a)	32,500	224,900
Royalty Pharma PLC Class A	139,742	7,835,334
Septerna, Inc. (a)	7,700	257,873
SIGA Technologies, Inc.	16,500	60,060
Supernus Pharmaceuticals, Inc. (a)	18,600	865,086
Tarsus Pharmaceuticals, Inc. (a)	14,000	881,160
Theravance Biopharma, Inc. (a) (b)	13,804	234,668
Third Harmonic Bio, Inc. (a) (d)	7,600	228
Trevi Therapeutics, Inc. (a)	33,600	626,640
VeraDermics, Inc. (a) (b)	7,000	860,580
WaVe Life Sciences Ltd. (a)	47,500	275,975
Xeris Biopharma Holdings, Inc. (a)	56,500	447,480
Zevra Therapeutics, Inc. (a)	20,000	286,800
		53,835,548
PROFESSIONAL SERVICES — 1.5%
Amentum Holdings, Inc. (a)	51,700	1,068,639
Asure Software, Inc. (a) (b)	8,300	65,902
Barrett Business Services, Inc.	8,556	303,909
BlackSky Technology, Inc. (a) (b)	11,042	308,293
Booz Allen Hamilton Holding Corp.	40,026	2,428,377
CACI International, Inc. Class A (a)	7,291	3,377,629
CBIZ, Inc. (a) (b)	16,500	529,320
Clarivate PLC (a) (b)	117,000	252,720
Concentrix Corp. (b)	14,474	324,290
Conduent, Inc. (a)	46,500	67,890
CRA International, Inc.	2,145	305,233
ExlService Holdings, Inc. (a)	49,685	1,284,854
Exponent, Inc.	16,009	940,689
Falcon's Beyond Global, Inc. Class A (a) (b)	8,900	159,488
First Advantage Corp. (a) (b)	26,834	484,354
Franklin Covey Co. (a)	3,583	87,891
FTI Consulting, Inc. (a) (b)	9,908	1,476,391
Genpact Ltd.	51,753	1,423,207
HireQuest, Inc. (b)	1,600	20,096
Huron Consulting Group, Inc. (a)	5,531	498,675
IBEX Holdings Ltd. (a)	3,600	109,332
ICF International, Inc.	6,012	438,034
Innodata, Inc. (a) (b)	10,400	786,032
Insperity, Inc.	12,210	504,395
KBR, Inc.	41,994	1,450,053
Kelly Services, Inc. Class A (b)	10,995	135,019
Kforce, Inc.	5,754	269,978
Korn Ferry	17,157	1,142,313
Legalzoom.com, Inc. (a)	41,800	256,234
See accompanying notes to financial statements.
195

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
ManpowerGroup, Inc.	15,435	$521,240
Maximus, Inc.	17,707	951,928
Mistras Group, Inc. (a)	3,900	68,133
Parsons Corp. (a) (b)	12,451	652,308
Paycom Software, Inc.	13,900	1,746,952
Paylocity Holding Corp. (a)	14,797	1,546,730
Planet Labs PBC (a) (b)	94,300	3,124,159
Public Policy Holding Co., Inc. (b)	1,500	11,115
RCM Technologies, Inc. (a)	1,900	53,637
Resolute Holdings Management, Inc. (a) (b)	1,366	197,428
Robert Half, Inc. (b)	33,641	1,032,779
Science Applications International Corp.	14,382	1,587,917
Spire Global, Inc. (a) (b)	10,000	186,000
SS&C Technologies Holdings, Inc.	69,781	4,329,911
TIC Solutions, Inc. (a) (b)	59,966	485,125
TransUnion	64,367	4,643,435
TriNet Group, Inc.	9,404	465,404
TrueBlue, Inc. (a) (b)	10,007	69,749
UL Solutions, Inc. Class A	22,700	2,312,222
Upwork, Inc. (a) (b)	39,924	333,765
Verra Mobility Corp. (a)	46,581	197,969
Willdan Group, Inc. (a)	4,871	385,296
		45,402,439
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
AGNT, Inc. (b)	27,700	149,857
American Realty Investors, Inc. (a) (b)	800	17,816
Compass, Inc. Class A (a) (b)	234,660	2,893,358
Cushman & Wakefield Ltd. (a)	78,506	1,051,195
Douglas Elliman, Inc. (a)	23,500	41,595
Forestar Group, Inc. (a)	6,806	215,410
FRP Holdings, Inc. (a)	4,278	106,907
Howard Hughes Holdings, Inc. (a) (b)	10,438	746,213
Jones Lang LaSalle, Inc. (a)	15,327	4,750,604
Marcus & Millichap, Inc.	7,746	241,443
Maui Land & Pineapple Co., Inc. (a) (b)	2,431	43,223
Newmark Group, Inc. Class A	52,112	787,412
Opendoor Technologies, Inc. (a) (b)	307,000	1,418,340
RE/MAX Holdings, Inc. Class A (a)	5,900	58,174
Real Brokerage, Inc. (a)	50,900	92,638
RMR Group, Inc. Class A (b)	5,707	117,165
Seaport Entertainment Group, Inc. (a) (b)	2,557	68,016
St. Joe Co.	12,800	801,664
Tejon Ranch Co. (a) (b)	7,400	138,380
Transcontinental Realty Investors, Inc. REIT (a) (b)	600	27,594
Zillow Group, Inc. Class A (a) (b)	9,612	301,529
Security Description	Shares	Value
Zillow Group, Inc. Class C (a)	58,614	$1,847,513
		15,916,046
RESIDENTIAL REITs — 0.5%
American Homes 4 Rent Class A REIT	112,300	3,764,296
BRT Apartments Corp. REIT (b)	4,400	67,628
Centerspace REIT	5,365	301,460
Equity LifeStyle Properties, Inc. REIT	64,422	4,151,998
Independence Realty Trust, Inc. REIT	77,099	1,286,782
NexPoint Residential Trust, Inc. REIT	8,348	233,076
Sun Communities, Inc. REIT	40,721	4,882,855
UMH Properties, Inc. REIT	28,000	423,920
		15,112,015
RETAIL REITs — 0.8%
Acadia Realty Trust REIT (b)	45,147	944,024
Agree Realty Corp. REIT (b)	39,356	2,980,823
Alexander's, Inc. REIT (b)	802	220,999
Brixmor Property Group, Inc. REIT	101,348	3,195,502
CBL & Associates Properties, Inc. REIT	6,300	334,467
Curbline Properties Corp. REIT (b)	33,200	1,009,280
FrontView REIT, Inc.	7,100	143,633
Getty Realty Corp. REIT (b)	18,874	629,637
InvenTrust Properties Corp. REIT	26,100	923,940
Kite Realty Group Trust REIT (b)	66,652	1,891,584
Macerich Co. REIT	94,058	2,369,321
NETSTREIT Corp. (b)	29,900	631,787
NNN REIT, Inc.	62,563	2,911,056
Phillips Edison & Co., Inc. REIT	42,179	1,755,490
Saul Centers, Inc. REIT (b)	4,400	164,516
SITE Centers Corp. REIT	12,450	49,427
Tanger, Inc. REIT	37,988	1,499,386
Urban Edge Properties REIT	43,200	988,416
Whitestone REIT	15,500	293,880
		22,937,168
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
ACM Research, Inc. Class A (a)	17,600	2,233,264
Aehr Test Systems (a)	10,000	960,600
Aeluma, Inc. (a) (b)	4,500	99,360
Allegro MicroSystems, Inc. (a) (b)	41,600	2,896,192
Alpha & Omega Semiconductor Ltd. (a)	8,287	392,224
Ambarella, Inc. (a)	14,029	1,203,688
Ambiq Micro, Inc. (a)	6,200	547,460
Amkor Technology, Inc.	41,735	3,598,809
Amtech Systems, Inc. (a)	300	6,924
Astera Labs, Inc. (a)	51,676	24,960,541
See accompanying notes to financial statements.
196

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Atomera, Inc. (a) (b)	10,800	$94,068
Axcelis Technologies, Inc. (a)	10,267	1,945,083
AXT, Inc. (a)	20,400	1,470,432
Blaize Holdings, Inc. (a) (b)	34,300	47,334
Canadian Solar, Inc. (a) (b)	11,000	176,220
CEVA, Inc. (a)	9,371	441,936
Cirrus Logic, Inc. (a)	17,039	2,530,803
Cohu, Inc. (a) (b)	15,391	1,137,549
Credo Technology Group Holding Ltd. (a)	55,600	15,120,420
Diodes, Inc. (a)	15,092	1,651,668
Enphase Energy, Inc. (a)	43,300	2,132,092
Entegris, Inc.	50,797	9,136,348
Everspin Technologies, Inc. (a)	4,100	99,138
FormFactor, Inc. (a)	26,246	4,197,523
GLOBALFOUNDRIES, Inc.	42,700	3,518,907
GSI Technology, Inc. (a)	5,200	40,196
Ichor Holdings Ltd. (a)	11,499	1,291,108
Impinj, Inc. (a) (b)	9,552	1,368,133
indie Semiconductor, Inc. Class A (a) (b)	69,900	313,851
Kopin Corp. (a) (b)	59,200	265,216
Kulicke & Soffa Industries, Inc.	17,000	2,273,920
Lattice Semiconductor Corp. (a)	45,525	6,963,504
MACOM Technology Solutions Holdings, Inc. (a)	22,321	8,490,239
MaxLinear, Inc. (a)	28,296	3,622,737
MKS, Inc.	22,423	9,973,750
Navitas Semiconductor Corp. (a)	60,000	1,075,200
NVE Corp.	1,700	177,735
Onto Innovation, Inc. (a)	16,557	6,265,997
PDF Solutions, Inc. (a) (b)	11,029	780,743
Penguin Solutions, Inc. (a) (b)	16,480	1,252,645
Photronics, Inc. (a)	19,193	624,348
Power Integrations, Inc. (b)	18,322	1,534,651
Qorvo, Inc. (a)	28,200	2,630,214
QuickLogic Corp. (a)	1,700	33,949
Rambus, Inc. (a)	35,910	4,766,693
Rigetti Computing, Inc. (a) (b)	109,400	2,113,608
Semtech Corp. (a)	31,010	5,018,968
Silicon Laboratories, Inc. (a)	10,667	2,331,380
SiTime Corp. (a)	7,435	5,543,239
SkyWater Technology, Inc. (a)	12,100	421,322
Synaptics, Inc. (a)	12,664	1,573,249
Ultra Clean Holdings, Inc. (a) (b)	14,698	2,095,788
Universal Display Corp.	14,386	1,245,684
Veeco Instruments, Inc. (a)	19,808	1,501,446
Wolfspeed, Inc. (a) (b)	8,800	424,600
		156,612,696
SOFTWARE — 5.4%
8x8, Inc. (a) (b)	46,800	80,028
A10 Networks, Inc.	24,000	896,640
ACI Worldwide, Inc. (a)	33,786	1,699,098
Adeia, Inc.	36,436	1,199,837
Agilysys, Inc. (a)	8,757	915,106
Alarm.com Holdings, Inc. (a)	15,800	738,176
Security Description	Shares	Value
Alkami Technology, Inc. (a) (b)	23,100	$418,572
Amplitude, Inc. Class A (a)	33,800	258,570
Appfolio, Inc. Class A (a) (b)	7,724	1,238,543
Appian Corp. Class A (a)	13,582	311,028
Arteris, Inc. (a)	11,000	534,490
Asana, Inc. Class A (a) (b)	30,600	214,200
Atlassian Corp. Class A (a)	57,152	4,445,854
Aurora Innovation, Inc. (a) (b)	408,500	2,785,970
AvePoint, Inc. (a)	53,500	599,735
Bentley Systems, Inc. Class B (b)	55,120	1,647,537
Bill Holdings, Inc. (a)	28,864	1,043,722
Bit Digital, Inc. (a) (b)	111,400	200,520
Bitdeer Technologies Group Class A (a)	43,000	682,410
BitMine Immersion Technologies, Inc.	190,500	2,535,555
Blackbaud, Inc. (a)	11,833	350,493
BlackLine, Inc. (a) (b)	16,962	476,123
Blend Labs, Inc. Class A (a) (b)	65,800	112,518
Box, Inc. Class A (a)	45,827	1,216,249
Braze, Inc. Class A (a)	31,200	676,728
C3.ai, Inc. Class A (a) (b)	45,900	417,231
CCC Intelligent Solutions Holdings, Inc. (a)	186,900	964,404
Cerence, Inc. (a) (b)	15,474	175,166
Cipher Digital, Inc. (a) (b)	110,700	2,712,150
Circle Internet Group, Inc. (a)	60,400	3,782,852
Cleanspark, Inc. (a) (b)	82,700	1,203,285
Clear Secure, Inc. Class A	31,100	1,733,203
Commvault Systems, Inc. (a)	14,520	2,057,920
Consensus Cloud Solutions, Inc. (a) (b)	6,068	231,494
Core Scientific, Inc. (a) (b)	102,500	2,622,975
CS Disco, Inc. (a) (b)	11,000	41,580
Daily Journal Corp. (a) (b)	427	256,708
Digimarc Corp. (a) (b)	5,667	46,583
Digital Turbine, Inc. (a)	36,786	474,539
Docusign, Inc. (a)	64,977	2,886,278
Dolby Laboratories, Inc. Class A	19,824	1,042,346
Domo, Inc. Class B (a) (b)	11,744	36,759
Dropbox, Inc. Class A (a)	49,342	1,355,425
Duos Technologies Group, Inc. (a)	4,200	50,400
D-Wave Quantum, Inc. (a) (b)	120,400	2,888,396
Dynatrace, Inc. (a)	99,295	4,360,043
eGain Corp. (a) (b)	5,594	35,242
Elastic NV (a)	30,920	1,763,058
EverCommerce, Inc. (a) (b)	5,062	50,924
Figma, Inc. Class A (a) (b)	69,100	1,250,019
Five9, Inc. (a)	25,396	541,443
Freshworks, Inc. Class A (a)	71,100	719,532
Gitlab, Inc. Class A (a)	48,600	1,483,758
Guidewire Software, Inc. (a)	28,374	3,491,421
HubSpot, Inc. (a)	16,820	3,069,818
Hut 8 Corp. (a)	33,700	3,890,496
I3 Verticals, Inc. Class A (a) (b)	7,900	168,744
See accompanying notes to financial statements.
197

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STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Intapp, Inc. (a)	19,000	$478,990
InterDigital, Inc. (b)	8,433	2,387,635
IREN Ltd. (a)	109,100	4,989,143
JFrog Ltd. (a)	35,300	3,208,064
Kaltura, Inc. (a)	28,300	36,790
Keel Infrastructure Corp. (a) (b)	194,200	1,114,708
Klaviyo, Inc. Class A (a)	32,300	487,730
Life360, Inc. (a) (b)	6,358	351,979
LiveRamp Holdings, Inc. (a)	20,601	775,422
Manhattan Associates, Inc. (a)	19,668	2,738,769
MARA Holdings, Inc. (a) (b)	126,800	1,761,252
Mitek Systems, Inc. (a) (b)	15,677	315,578
N-able, Inc. (a) (b)	22,952	84,234
nCino, Inc. (a) (b)	35,700	583,695
NCR Voyix Corp. (a) (b)	46,867	382,903
NextNav, Inc. (a) (b)	33,400	595,522
Nutanix, Inc. Class A (a)	86,701	4,418,283
OneSpan, Inc.	12,531	179,820
Ooma, Inc. (a)	9,100	174,902
PagerDuty, Inc. (a)	27,898	269,216
PAR Technology Corp. (a) (b)	14,200	247,364
Pegasystems, Inc. (b)	29,972	898,261
Porch Group, Inc. (a)	30,500	458,720
Procore Technologies, Inc. (a)	41,600	1,689,792
Progress Software Corp. (a)	14,138	474,754
Q2 Holdings, Inc. (a)	20,976	1,008,946
Qualys, Inc. (a)	11,795	1,621,695
Rapid7, Inc. (a)	23,125	187,313
REalloys, Inc. (a)	18,800	271,660
Red Violet, Inc. (a) (b)	4,100	261,252
ReposiTrak, Inc. (b)	5,300	47,700
Rimini Street, Inc. (a) (b)	15,800	67,308
RingCentral, Inc. Class A (b)	25,178	981,438
Riot Platforms, Inc. (a)	116,447	3,188,319
Rubrik, Inc. Class A (a)	52,600	4,222,728
SailPoint, Inc. (a) (b)	21,600	316,224
Samsara, Inc. Class A (a)	116,500	3,778,095
Sapiens International Corp. NV (a)	10,200	443,700
SentinelOne, Inc. Class A (a)	109,205	1,853,209
ServiceTitan, Inc. Class A (a) (b)	15,800	1,117,218
Silvaco Group, Inc. (a)	2,600	35,854
Soluna Holdings, Inc. (a) (b)	32,800	44,280
SoundHound AI, Inc. Class A (a) (b)	131,233	849,078
Sprinklr, Inc. Class A (a)	42,000	216,720
Sprout Social, Inc. Class A (a)	19,847	149,845
SPS Commerce, Inc. (a)	12,297	703,019
Strategy, Inc. (a)	110,521	9,607,591
Telos Corp. (a) (b)	17,900	82,340
Tenable Holdings, Inc. (a)	37,845	1,395,724
Teradata Corp. (a) (b)	31,302	1,084,614
Terawulf, Inc. (a)	122,200	3,018,340
Thryv Holdings, Inc. (a)	12,000	47,280
UiPath, Inc. Class A (a) (b)	133,240	1,448,319
Unity Software, Inc. (a)	120,100	3,432,458
Security Description	Shares	Value
Varonis Systems, Inc. (a)	37,505	$1,573,710
Veritone, Inc. (a) (b)	10,200	13,974
Vertex, Inc. Class A (a)	25,400	291,592
Via Transportation, Inc. Class A (a) (b)	9,900	179,586
Viant Technology, Inc. Class A (a) (b)	4,800	60,768
Weave Communications, Inc. (a) (b)	23,000	137,770
Workiva, Inc. (a)	17,300	839,223
Xperi, Inc. (a)	16,514	135,910
Yext, Inc. (a)	31,007	144,803
Zeta Global Holdings Corp. Class A (a) (b)	74,300	1,462,224
Zoom Communications, Inc. (a)	89,853	7,755,212
Zscaler, Inc. (a)	35,409	4,997,980
		159,260,439
SPECIALIZED REITs — 0.7%
CubeSmart REIT	75,688	3,010,112
EPR Properties REIT	25,149	1,458,893
Farmland Partners, Inc. REIT	13,800	133,584
Fermi, Inc. REIT (a)	68,100	623,796
Four Corners Property Trust, Inc. REIT	36,709	901,206
Gaming & Leisure Properties, Inc. REIT	90,572	4,033,171
Gladstone Land Corp. REIT (b)	11,900	101,507
Lamar Advertising Co. Class A REIT (b)	28,435	4,435,291
Millrose Properties, Inc. REIT	51,500	1,547,575
National Storage Affiliates Trust REIT	24,110	1,072,172
Outfront Media, Inc. REIT	52,577	1,722,423
Rayonier, Inc. REIT (b)	100,802	2,145,067
Safehold, Inc. REIT (b)	19,236	302,005
Smartstop Self Storage REIT, Inc. (b)	19,100	620,750
		22,107,552
SPECIALTY RETAIL — 2.0%
1-800-Flowers.com, Inc. Class A (a) (b)	7,100	24,708
Abercrombie & Fitch Co. Class A (a)	14,419	1,297,854
Academy Sports & Outdoors, Inc. (b)	21,200	999,156
Advance Auto Parts, Inc. (b)	20,100	1,250,622
American Eagle Outfitters, Inc.	51,728	889,722
Arhaus, Inc. (b)	18,500	155,770
Arko Corp. (b)	25,500	204,765
Asbury Automotive Group, Inc. (a)	6,302	1,267,206
AutoNation, Inc. (a)	8,127	1,509,915
Barnes & Noble Education, Inc. (a) (b)	6,200	77,872
Bath & Body Works, Inc.	67,300	1,556,649
Bed Bath & Beyond, Inc. (a) (b)	23,482	135,961
See accompanying notes to financial statements.
198

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Bob's Discount Furniture, Inc. (a)	6,600	$104,412
Boot Barn Holdings, Inc. (a)	10,200	1,675,554
Buckle, Inc.	10,487	442,551
Build-A-Bear Workshop, Inc. (b)	4,000	122,440
Burlington Stores, Inc. (a)	20,952	6,637,594
Caleres, Inc.	10,990	135,946
Camping World Holdings, Inc. Class A	20,427	155,858
CarMax, Inc. (a)	47,800	2,528,142
Chewy, Inc. Class A (a)	78,300	1,538,595
Citi Trends, Inc. (a)	1,600	92,544
Designer Brands, Inc. Class A (b)	12,156	70,870
Dick's Sporting Goods, Inc.	21,062	4,777,072
Envela Corp. (a)	2,400	69,312
EVgo, Inc. (a) (b)	45,400	86,714
Five Below, Inc. (a)	18,124	3,258,514
Floor & Decor Holdings, Inc. Class A (a) (b)	35,656	2,116,540
GameStop Corp. Class A (a)	137,024	3,025,490
Gap, Inc.	74,200	1,386,056
Genesco, Inc. (a)	3,305	111,610
Group 1 Automotive, Inc.	3,808	1,108,775
Haverty Furniture Cos., Inc. (b)	4,605	117,566
J Jill, Inc. (b)	3,100	49,197
Lands' End, Inc. (a) (b)	3,100	32,488
Lithia Motors, Inc. (b)	7,469	2,169,670
MarineMax, Inc. (a) (b)	6,676	244,475
Monro, Inc. (b)	8,198	140,268
Murphy USA, Inc.	5,590	3,012,283
National Vision Holdings, Inc. (a) (b)	26,225	498,537
OneWater Marine, Inc. Class A (a) (b)	3,700	41,699
Outdoor Holding Co. (a) (b)	37,800	86,184
Penske Automotive Group, Inc. (b)	5,889	1,053,837
Petco Health & Wellness Co., Inc. (a) (b)	28,100	76,432
RealReal, Inc. (a)	36,900	435,051
Revolve Group, Inc. (a)	14,200	325,038
RH (a)	5,060	833,534
Sally Beauty Holdings, Inc. (a)	32,148	454,573
Shoe Station Group, Inc. (b)	6,400	94,912
Signet Jewelers Ltd. (b)	13,000	1,120,600
Sonic Automotive, Inc. Class A (b)	4,036	342,212
Stitch Fix, Inc. Class A (a)	41,045	168,695
ThredUp, Inc. Class A (a)	36,400	249,340
Torrid Holdings, Inc. (a) (b)	13,700	25,619
Upbound Group, Inc.	18,354	389,472
Urban Outfitters, Inc. (a) (b)	19,050	1,349,883
Valvoline, Inc. (a)	42,641	1,686,025
Victoria's Secret & Co. (a)	23,000	1,920,040
Warby Parker, Inc. Class A (a) (b)	34,000	1,031,560
Wayfair, Inc. Class A (a)	35,170	3,250,411
Security Description	Shares	Value
Winmark Corp.	874	$369,772
Zumiez, Inc. (a)	4,800	85,440
		60,469,602
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Corsair Gaming, Inc. (a)	15,600	150,852
CPI Card Group, Inc. (a) (b)	2,800	58,184
Diebold Nixdorf, Inc. (a)	7,400	629,148
Eastman Kodak Co. (a) (b)	21,500	198,875
Everpure, Inc. Class A (a)	104,214	8,211,021
GPGI, Inc.	59,400	941,490
Immersion Corp. (b)	9,500	64,315
Infleqtion, Inc. (a) (b)	36,700	488,844
IonQ, Inc. (a) (b)	124,000	6,604,240
One Stop Systems, Inc. (a)	5,800	105,444
Quantum Computing, Inc. (a) (b)	68,200	661,540
Turtle Beach Corp. (a) (b)	6,200	77,190
Xerox Holdings Corp. (b)	42,700	133,651
		18,324,794
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Amer Sports, Inc. (a)	62,300	2,108,232
Birkenstock Holding PLC (a) (b)	13,800	593,814
Capri Holdings Ltd. (a)	36,291	673,924
Carter's, Inc.	11,760	484,042
Columbia Sportswear Co. (b)	7,240	447,577
Crocs, Inc. (a)	16,220	1,956,781
Ermenegildo Zegna NV (b)	16,100	209,622
Figs, Inc. Class A (a)	31,900	326,337
Fossil Group, Inc. (a)	1,900	7,866
G-III Apparel Group Ltd.	12,081	407,251
Kontoor Brands, Inc. (b)	18,216	1,518,121
Movado Group, Inc.	5,161	202,879
On Holding AG Class A (a)	76,500	2,709,630
Oxford Industries, Inc. (b)	4,730	164,935
PVH Corp. (b)	15,108	1,121,920
Rocky Brands, Inc.	2,505	103,306
Steven Madden Ltd.	24,013	1,010,947
Superior Group of Cos., Inc. (b)	3,800	49,856
Under Armour, Inc. Class A (a) (b)	53,300	340,587
Under Armour, Inc. Class C (a) (b)	72,200	449,084
VF Corp.	117,200	1,954,896
Wolverine World Wide, Inc.	27,480	454,244
		17,295,851
TOBACCO — 0.0% *
Turning Point Brands, Inc.	6,400	542,784
Universal Corp.	7,441	388,197
		930,981
TRADING COMPANIES & DISTRIBUTORS — 2.1%
Alta Equipment Group, Inc. (a)	8,700	56,289
Applied Industrial Technologies, Inc.	12,300	4,159,245
BlueLinx Holdings, Inc. (a)	2,700	167,076
See accompanying notes to financial statements.
199

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Boise Cascade Co.	11,901	$923,875
Core & Main, Inc. Class A (a)	62,684	3,024,503
Custom Truck One Source, Inc. (a)	21,600	255,096
Distribution Solutions Group, Inc. (a) (b)	3,690	100,921
DNOW, Inc. (a)	61,764	801,079
DXP Enterprises, Inc. (a) (b)	4,300	725,582
EVI Industries, Inc.	2,400	35,472
Ferguson Enterprises, Inc.	64,533	15,315,617
GATX Corp.	11,531	2,043,178
Global Industrial Co.	4,900	163,954
Herc Holdings, Inc.	11,001	1,576,883
Hudson Technologies, Inc. (a)	15,595	89,515
Karat Packaging, Inc.	2,900	97,034
McGrath RentCorp	8,200	992,446
MSC Industrial Direct Co., Inc. Class A	15,099	1,796,026
NPK International, Inc. (a)	28,300	450,253
QXO, Inc. (a) (b)	220,200	3,805,056
Rush Enterprises, Inc. Class A	19,675	1,435,980
Rush Enterprises, Inc. Class B	3,550	271,575
SiteOne Landscape Supply, Inc. (a)	14,733	1,685,602
Sunbelt Rentals Holdings, Inc.	137,000	10,248,970
Titan Machinery, Inc. (a) (b)	7,800	164,736
Transcat, Inc. (a) (b)	3,200	296,864
Watsco, Inc. (b)	11,683	4,868,657
WESCO International, Inc.	15,976	5,518,590
Willis Lease Finance Corp. (b)	1,000	228,800
Xometry, Inc. Class A (a) (b)	15,100	1,457,452
		62,756,326
TRANSPORTATION INFRASTRUCTURE — 0.0% *
Sky Harbour Group Corp. (a) (b)	7,500	73,800
WATER UTILITIES — 0.2%
American States Water Co.	12,901	1,066,009
Cadiz, Inc. (a) (b)	19,800	82,764
California Water Service Group	19,989	972,465
Consolidated Water Co. Ltd. (b)	5,200	153,400
Essential Utilities, Inc.	93,739	3,591,141
Global Water Resources, Inc. (b)	7,100	51,404
H2O America (b)	11,387	691,988
Middlesex Water Co.	6,423	360,716
Pure Cycle Corp. (a)	7,600	81,396
York Water Co. (b)	5,600	171,640
		7,222,923
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	28,010	86,831
Millicom International Cellular SA (b)	30,600	2,777,256
Spok Holdings, Inc.	8,300	84,992
Security Description	Shares	Value
Telephone & Data Systems, Inc.	31,400	$1,162,114
		4,111,193
TOTAL COMMON STOCKS (Cost $1,987,088,598)		2,944,604,188
WARRANTS — 0.0% *
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Pulse Biosciences, Inc. (expiring 06/27/29) (a) (Cost $0)	662	5,538
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	43,856,214	43,856,214
State Street Navigator Securities Lending Portfolio II (g) (h)	139,523,592	139,523,592
TOTAL SHORT-TERM INVESTMENTS (Cost $183,379,806)		183,379,806
TOTAL INVESTMENTS — 105.4% (Cost $2,170,468,404)		3,127,989,532
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.4)%		(160,833,524)
NET ASSETS — 100.0%		$2,967,156,008

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $228,
representing less than 0.05% of the Fund's net assets.

(e)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
June 30, 2026 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
200

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	81	09/18/2026	$12,159,056	$12,334,680	$175,624
E-mini S&P MidCap 400 Index (long)	34	09/18/2026	13,000,084	13,209,011	208,927
					$384,551
During the period ended June 30, 2026, the average notional value related to futures contracts was $23,724,547.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,944,139,360	$464,600	$228	$2,944,604,188
Warrants	—	5,538	—	5,538
Short-Term Investments	183,379,806	—	—	183,379,806
TOTAL INVESTMENTS	$3,127,519,166	$470,138	$228	$3,127,989,532
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$384,551	$—	$—	$384,551
TOTAL OTHER FINANCIAL INSTRUMENTS:	$384,551	$—	$—	$384,551
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,168,004	$19,168,004	$206,816,423	$182,128,213	$—	$—	43,856,214	$43,856,214	$417,397
State Street Navigator Securities Lending Portfolio II	168,663,032	168,663,032	607,163,470	636,302,910	—	—	139,523,592	139,523,592	513,701
Total		$187,831,036	$813,979,893	$818,431,123	$—	$—		$183,379,806	$931,098
See accompanying notes to financial statements.
201

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.9%
COMMUNICATION SERVICES — 9.5%
Alphabet, Inc. Class A	2,221,091	$793,751,291
Alphabet, Inc. Class C	1,790,315	632,571,999
AT&T, Inc.	2,675,440	55,381,608
Charter Communications, Inc. Class A (a) (b)	34,100	4,849,361
Comcast Corp. Class A	1,371,066	33,659,670
EchoStar Corp. Class A (a) (b)	45,600	4,628,400
Electronic Arts, Inc.	87,979	18,039,214
Fox Corp. Class A	70,066	3,654,643
Fox Corp. Class B	53,000	2,482,520
Live Nation Entertainment, Inc. (a)	57,300	10,492,203
Meta Platforms, Inc. Class A	832,053	468,687,134
Netflix, Inc. (a)	1,604,560	114,565,584
News Corp. Class A	150,688	3,741,583
News Corp. Class B (b)	30,121	845,195
Omnicom Group, Inc. (b)	121,152	8,823,500
Paramount Skydance Corp. Class B	76,656	755,828
Take-Two Interactive Software, Inc. (a)	63,000	15,748,740
TKO Group Holdings, Inc.	25,500	5,133,405
T-Mobile U.S., Inc.	182,875	30,673,624
Trade Desk, Inc. Class A (a)	158,700	2,869,296
Verizon Communications, Inc.	1,590,015	67,321,235
Walt Disney Co.	670,864	64,570,660
Warner Bros Discovery, Inc. (a)	963,378	25,683,658
		2,368,930,351
CONSUMER DISCRETIONARY — 9.1%
Airbnb, Inc. Class A (a)	165,400	23,668,740
Amazon.com, Inc. (a)	3,717,400	886,005,116
Aptiv PLC (a)	77,519	4,758,116
AutoZone, Inc. (a)	6,216	19,865,963
Best Buy Co., Inc.	71,006	5,387,935
Booking Holdings, Inc.	292,860	52,199,367
Carnival Corp. Ltd.	515,301	14,722,150
Carvana Co. (a) (b)	271,800	17,889,876
Chipotle Mexican Grill, Inc. (a)	475,400	16,163,600
Darden Restaurants, Inc.	42,671	8,790,653
Deckers Outdoor Corp. (a)	54,600	5,421,234
Domino's Pizza, Inc. (b)	12,400	3,670,896
DoorDash, Inc. Class A (a)	139,480	25,738,244
Dr. Horton, Inc.	100,497	16,368,951
eBay, Inc.	169,945	18,991,354
Expedia Group, Inc.	43,434	11,113,892
Ford Motor Co.	1,443,238	20,061,008
Garmin Ltd.	60,540	14,380,672
General Motors Co.	347,023	26,748,533
Genuine Parts Co.	49,889	5,885,904
Hasbro, Inc.	51,097	4,220,101
Hilton Worldwide Holdings, Inc.	85,600	28,287,376
Home Depot, Inc.	378,662	133,546,514
Security Description	Shares	Value
Las Vegas Sands Corp.	110,000	$5,080,900
Lennar Corp. Class A	80,368	7,272,500
Lowe's Cos., Inc.	209,770	46,252,187
Lululemon Athletica, Inc. (a) (b)	40,300	4,601,454
Marriott International, Inc. Class A	84,395	31,275,943
McDonald's Corp.	268,410	72,553,907
MGM Resorts International (a)	71,300	3,408,853
NIKE, Inc. Class B	434,206	17,824,156
Norwegian Cruise Line Holdings Ltd. (a)	182,100	3,844,131
NVR, Inc. (a)	1,050	7,154,070
O'Reilly Automotive, Inc. (a)	318,200	29,303,038
PulteGroup, Inc.	71,762	9,846,464
Ralph Lauren Corp.	15,179	6,093,002
Ross Stores, Inc.	125,856	26,788,450
Royal Caribbean Cruises Ltd. (b)	92,540	29,384,226
Starbucks Corp.	428,630	43,801,700
Tapestry, Inc.	76,328	11,172,893
Tesla, Inc. (a)	1,064,820	447,863,292
TJX Cos., Inc.	424,674	64,338,111
Tractor Supply Co.	190,230	6,013,170
Ulta Beauty, Inc. (a)	16,700	7,531,366
Williams-Sonoma, Inc.	41,900	9,766,890
Wynn Resorts Ltd.	27,541	2,673,956
Yum! Brands, Inc.	104,902	16,769,634
		2,274,500,488
CONSUMER STAPLES — 4.5%
Altria Group, Inc.	631,929	45,467,292
Archer-Daniels-Midland Co.	174,532	13,334,245
Brown-Forman Corp. Class B	53,952	1,437,821
Bunge Global SA	52,300	5,581,979
Casey's General Stores, Inc.	13,720	10,904,519
Church & Dwight Co., Inc.	89,700	8,690,136
Clorox Co. (b)	43,664	4,167,292
Coca-Cola Co.	1,475,900	119,946,393
Colgate-Palmolive Co.	299,723	27,478,605
Constellation Brands, Inc. Class A	55,250	7,684,722
Costco Wholesale Corp.	168,515	157,640,727
Dollar General Corp.	80,413	9,256,340
Dollar Tree, Inc. (a)	72,026	8,711,545
Estee Lauder Cos., Inc. Class A	86,941	6,863,992
General Mills, Inc.	195,942	6,818,782
Hershey Co.	53,967	9,468,510
Hormel Foods Corp.	113,502	2,817,120
J.M. Smucker Co.	39,905	4,489,312
Kenvue, Inc.	731,502	13,979,003
Keurig Dr. Pepper, Inc.	535,200	17,517,096
Kimberly-Clark Corp.	118,527	13,010,709
Kraft Heinz Co. (b)	317,918	7,509,223
Kroger Co.	216,542	12,024,577
McCormick & Co., Inc.	101,784	5,131,949
See accompanying notes to financial statements.
202

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Molson Coors Beverage Co. Class B (b)	66,453	$2,589,009
Mondelez International, Inc. Class A	497,415	28,770,484
Monster Beverage Corp. (a)	276,470	26,574,296
PepsiCo, Inc.	521,516	70,613,266
Philip Morris International, Inc.	587,412	106,268,705
Procter & Gamble Co.	883,626	129,574,917
Sysco Corp.	173,374	14,490,599
Target Corp.	167,672	21,899,640
Tyson Foods, Inc. Class A	97,944	5,607,294
Walmart, Inc.	1,662,809	188,329,747
		1,114,649,846
ENERGY — 2.9%
APA Corp.	149,455	4,867,749
Baker Hughes Co.	385,479	21,394,085
Chevron Corp.	712,565	118,114,774
ConocoPhillips	470,304	48,892,804
Devon Energy Corp.	449,827	18,586,852
Diamondback Energy, Inc.	74,600	13,113,188
EOG Resources, Inc.	208,671	27,070,889
EQT Corp.	232,300	12,351,391
Expand Energy Corp.	89,900	8,197,981
Exxon Mobil Corp.	1,566,552	214,178,989
Halliburton Co.	307,067	10,424,925
Kinder Morgan, Inc.	730,450	23,352,487
Marathon Petroleum Corp.	114,341	29,233,563
Occidental Petroleum Corp.	267,673	13,000,878
ONEOK, Inc.	236,296	20,543,574
Phillips 66 Co.	150,373	25,420,556
SLB Ltd.	563,950	26,218,035
Targa Resources Corp.	80,700	21,638,898
Texas Pacific Land Corp.	20,700	9,059,148
Valero Energy Corp.	115,323	30,034,722
Williams Cos., Inc.	467,158	34,728,526
		730,424,014
FINANCIALS — 11.5%
Aflac, Inc.	176,606	20,707,053
Allstate Corp.	101,639	24,183,984
American Express Co.	202,292	68,425,269
American International Group, Inc.	199,901	14,898,622
Ameriprise Financial, Inc.	33,144	15,205,141
Aon PLC Class A	79,998	26,534,537
Apollo Global Management, Inc. (b)	177,400	20,988,194
Arch Capital Group Ltd. (a)	132,400	12,850,744
ARES Management Corp. Class A (b)	73,000	8,125,630
Arthur J Gallagher & Co.	94,640	21,726,505
Assurant, Inc.	19,685	5,286,013
Bank of America Corp.	2,467,505	140,598,435
Bank of New York Mellon Corp.	266,194	38,494,314
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	694,724	$347,632,942
Blackrock, Inc.	55,226	53,103,113
Blackstone, Inc.	281,300	33,100,571
Block, Inc. (a)	216,900	16,484,400
Brown & Brown, Inc. (b)	106,600	6,838,390
Capital One Financial Corp.	234,776	47,100,761
Cboe Global Markets, Inc.	38,200	9,269,994
Charles Schwab Corp.	624,694	57,640,515
Chubb Ltd.	139,753	47,619,437
Cincinnati Financial Corp.	57,109	10,573,160
Citigroup, Inc.	644,627	90,221,995
Citizens Financial Group, Inc.	160,900	11,274,263
CME Group, Inc.	135,483	29,918,711
Coinbase Global, Inc. Class A (a) (b)	82,700	12,089,913
Corpay, Inc. (a)	25,400	8,465,058
Erie Indemnity Co. Class A (b)	9,700	2,325,575
Everest Group Ltd.	15,600	5,572,788
FactSet Research Systems, Inc. (b)	13,600	3,129,088
Fidelity National Information Services, Inc.	187,091	7,274,098
Fifth Third Bancorp	351,662	19,823,187
Fiserv, Inc. (a)	198,824	9,752,317
Franklin Resources, Inc.	135,789	4,517,700
Global Payments, Inc. (b)	89,668	6,506,310
Globe Life, Inc.	26,412	4,719,296
Goldman Sachs Group, Inc.	111,506	112,773,823
Hartford Insurance Group, Inc.	101,767	13,486,163
Huntington Bancshares, Inc.	725,891	12,870,047
Interactive Brokers Group, Inc. Class A	174,200	15,162,368
Intercontinental Exchange, Inc.	219,785	27,057,731
Invesco Ltd.	187,111	4,937,859
Jack Henry & Associates, Inc.	27,300	3,760,302
JPMorgan Chase & Co.	1,012,683	331,481,526
KeyCorp	329,096	7,585,663
KKR & Co., Inc.	260,200	23,881,156
Loews Corp.	66,219	7,496,653
M&T Bank Corp.	58,945	14,029,499
Marsh & McLennan Cos., Inc.	179,219	29,870,431
Mastercard, Inc. Class A	304,931	156,612,562
MetLife, Inc.	217,370	18,391,676
Moody's Corp.	57,112	25,867,167
Morgan Stanley	459,627	96,080,428
MSCI, Inc.	26,600	14,897,064
Nasdaq, Inc.	165,325	13,030,917
Northern Trust Corp.	70,396	12,237,641
PayPal Holdings, Inc.	346,845	14,976,767
PNC Financial Services Group, Inc.	152,075	37,443,906
Principal Financial Group, Inc.	76,665	8,262,954
Progressive Corp.	225,249	49,205,644
Prudential Financial, Inc.	137,502	14,840,591
See accompanying notes to financial statements.
203

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Raymond James Financial, Inc.	66,800	$10,155,604
Regions Financial Corp.	301,946	9,118,769
Robinhood Markets, Inc. Class A (a)	292,900	29,372,012
S&P Global, Inc.	114,448	46,610,092
State Street Corp. (c)	110,278	18,703,149
Synchrony Financial	137,476	10,455,050
T. Rowe Price Group, Inc. (b)	90,455	10,283,829
Travelers Cos., Inc.	83,286	27,494,374
Truist Financial Corp.	469,215	23,376,291
U.S. Bancorp	602,222	36,374,209
Visa, Inc. Class A	627,260	215,206,633
W.R. Berkley Corp.	109,850	7,747,721
Wells Fargo & Co.	1,167,303	96,465,920
Willis Towers Watson PLC	35,445	9,264,260
		2,879,846,474
HEALTH CARE — 8.7%
Abbott Laboratories	651,049	59,076,186
AbbVie, Inc.	673,080	169,373,851
Agilent Technologies, Inc.	101,193	13,441,466
Align Technology, Inc. (a)	26,500	4,469,490
Amgen, Inc.	204,134	73,921,004
Baxter International, Inc. (b)	185,079	3,945,884
Becton Dickinson & Co.	107,756	16,306,716
Biogen, Inc. (a)	55,084	11,901,449
Bio-Techne Corp. (b)	67,700	4,783,005
Boston Scientific Corp. (a)	575,257	24,551,969
Bristol-Myers Squibb Co.	775,375	44,677,108
Cardinal Health, Inc.	85,533	20,319,220
Cencora, Inc.	72,194	20,429,458
Centene Corp. (a)	172,004	11,040,937
Charles River Laboratories International, Inc. (a)	15,200	3,447,208
Cigna Group	101,161	27,888,065
Cooper Cos., Inc. (a)	71,300	5,112,923
CVS Health Corp.	488,794	50,565,739
Danaher Corp.	239,094	45,542,625
DaVita, Inc. (a)	13,828	3,076,454
Dexcom, Inc. (a)	140,800	9,482,880
Edwards Lifesciences Corp. (a)	222,430	20,121,018
Elevance Health, Inc.	85,319	32,995,417
Eli Lilly & Co.	300,292	360,179,234
GE HealthCare Technologies, Inc.	162,107	10,376,469
Gilead Sciences, Inc.	467,252	59,032,618
HCA Healthcare, Inc.	58,400	22,769,576
Henry Schein, Inc. (a) (b)	36,700	3,065,184
Hologic, Inc. (a)	84,800	848
Humana, Inc.	48,090	19,102,310
IDEXX Laboratories, Inc. (a)	30,540	16,077,478
Incyte Corp. (a)	61,600	6,982,976
Insulet Corp. (a)	25,500	3,882,375
Intuitive Surgical, Inc. (a)	133,852	53,230,263
IQVIA Holdings, Inc. (a)	65,500	12,655,910
Security Description	Shares	Value
Johnson & Johnson	914,245	$232,190,803
Labcorp Holdings, Inc.	34,175	9,569,000
McKesson Corp.	47,372	35,794,283
Medtronic PLC	495,093	38,731,125
Merck & Co., Inc.	936,172	120,298,102
Mettler-Toledo International, Inc. (a)	7,600	9,709,076
Moderna, Inc. (a)	131,100	9,180,933
Pfizer, Inc.	2,177,333	52,430,179
Quest Diagnostics, Inc.	37,842	8,020,612
Regeneron Pharmaceuticals, Inc.	39,102	24,381,661
ResMed, Inc.	52,000	10,133,760
Revvity, Inc. (b)	47,386	5,272,166
Solventum Corp. (a)	53,089	4,095,816
STERIS PLC	35,800	7,538,406
Stryker Corp.	132,954	41,859,237
Thermo Fisher Scientific, Inc.	142,412	71,399,680
UnitedHealth Group, Inc.	345,054	143,414,794
Universal Health Services, Inc. Class B	22,400	3,330,656
Veeva Systems, Inc. Class A (a)	56,400	10,009,308
Vertex Pharmaceuticals, Inc. (a)	95,392	47,384,068
Viatris, Inc.	457,414	7,263,734
Waters Corp. (a)	37,727	14,149,134
West Pharmaceutical Services, Inc.	26,200	9,405,800
Zimmer Biomet Holdings, Inc.	70,325	6,054,279
Zoetis, Inc.	156,920	11,276,271
		2,176,718,196
INDUSTRIALS — 8.7%
3M Co.	197,858	32,035,189
A.O. Smith Corp. (b)	35,300	2,214,016
Allegion PLC	31,996	4,495,118
AMETEK, Inc.	86,399	20,903,374
Automatic Data Processing, Inc.	155,612	34,849,307
Axon Enterprise, Inc. (a)	29,800	16,706,178
Boeing Co. (a)	296,390	64,159,543
Broadridge Financial Solutions, Inc.	42,400	5,806,680
Builders FirstSource, Inc. (a)	43,100	3,856,588
Carrier Global Corp.	287,279	21,071,915
Caterpillar, Inc.	174,084	185,382,052
CH Robinson Worldwide, Inc.	43,879	8,264,171
Cintas Corp.	127,364	21,662,069
Comfort Systems USA, Inc.	13,440	26,637,408
Copart, Inc. (a)	354,400	9,990,536
CSX Corp.	716,265	34,044,075
Cummins, Inc.	51,490	36,723,183
Deere & Co.	96,543	61,240,121
Delta Air Lines, Inc.	252,434	23,642,968
Dover Corp.	49,950	11,202,786
Eaton Corp. PLC	148,965	63,476,966
See accompanying notes to financial statements.
204

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STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
EMCOR Group, Inc.	17,600	$14,605,888
Emerson Electric Co.	207,479	29,700,619
Equifax, Inc.	43,988	6,981,775
Expeditors International of Washington, Inc.	50,976	8,308,068
Fastenal Co.	438,332	21,053,086
FedEx Corp.	83,670	26,199,587
Fedex Freight Holding Co., Inc. (a)	41,835	6,317,085
Fortive Corp.	118,649	7,248,267
GE Vernova, Inc.	101,660	119,436,268
Generac Holdings, Inc. (a)	23,000	6,734,630
General Dynamics Corp.	97,092	34,393,870
General Electric Co.	394,323	147,370,335
Honeywell Aerospace, Inc. (a)	121,639	26,891,950
Honeywell International, Inc.	121,639	27,234,972
Howmet Aerospace, Inc.	154,186	41,454,448
Hubbell, Inc.	20,900	10,934,880
Huntington Ingalls Industries, Inc.	15,200	4,254,328
IDEX Corp.	28,000	6,354,600
Illinois Tool Works, Inc.	98,180	26,554,745
Ingersoll Rand, Inc. (b)	131,387	10,772,420
Jacobs Solutions, Inc.	44,743	5,637,618
JB Hunt Transport Services, Inc.	30,200	8,740,786
Johnson Controls International PLC	231,408	33,811,023
L3Harris Technologies, Inc.	68,461	19,894,082
Leidos Holdings, Inc.	46,800	4,818,996
Lennox International, Inc.	11,300	6,474,335
Lockheed Martin Corp.	75,431	38,429,077
Masco Corp.	77,284	6,288,599
Nordson Corp.	20,700	6,244,983
Norfolk Southern Corp.	85,247	26,817,854
Northrop Grumman Corp.	49,605	25,264,323
Old Dominion Freight Line, Inc.	66,700	14,447,220
Otis Worldwide Corp.	156,689	11,218,932
PACCAR, Inc.	200,508	24,085,021
Parker-Hannifin Corp.	48,529	47,467,185
Paychex, Inc.	114,407	11,249,640
Pentair PLC	60,404	4,630,571
Quanta Services, Inc.	55,547	39,996,062
Republic Services, Inc.	79,789	17,001,440
Rockwell Automation, Inc.	44,086	21,826,097
Rollins, Inc.	100,925	4,212,610
RTX Corp.	506,801	96,155,354
Snap-on, Inc.	18,940	7,621,456
Southwest Airlines Co.	184,659	9,495,166
Stanley Black & Decker, Inc. (b)	57,057	5,370,205
Textron, Inc.	66,733	6,121,418
Trane Technologies PLC	85,164	41,829,150
TransDigm Group, Inc.	21,950	29,238,278
Uber Technologies, Inc. (a)	787,500	56,826,000
Union Pacific Corp.	227,098	61,770,656
Security Description	Shares	Value
United Airlines Holdings, Inc. (a)	119,700	$16,278,003
United Parcel Service, Inc. Class B	283,891	30,518,282
United Rentals, Inc.	24,600	27,869,094
Veralto Corp.	89,964	7,978,008
Verisk Analytics, Inc.	48,500	8,707,205
Vertiv Holdings Co. Class A	144,000	48,214,080
Waste Management, Inc.	137,335	30,609,225
Westinghouse Air Brake Technologies Corp.	65,666	17,703,554
WW Grainger, Inc.	16,437	22,360,895
Xylem, Inc.	86,358	10,208,379
		2,184,596,926
INFORMATION TECHNOLOGY — 37.3%
Accenture PLC Class A	237,418	29,544,296
Adobe, Inc. (a)	154,444	31,664,109
Advanced Micro Devices, Inc. (a)	617,894	358,940,803
Akamai Technologies, Inc. (a)	58,490	6,914,103
Amphenol Corp. Class A	470,580	82,972,666
Analog Devices, Inc.	186,441	74,048,772
Apple, Inc.	5,575,496	1,613,325,523
Applied Materials, Inc.	301,694	218,124,762
AppLovin Corp. Class A (a)	102,840	52,986,253
Arista Networks, Inc. (a)	389,800	66,219,224
Autodesk, Inc. (a)	79,866	15,527,548
Broadcom, Inc.	1,798,490	679,379,597
Cadence Design Systems, Inc. (a)	106,560	39,994,099
CDW Corp.	48,500	6,821,040
Ciena Corp. (a)	53,500	26,244,960
Cisco Systems, Inc.	1,500,990	176,306,285
Cognizant Technology Solutions Corp. Class A	171,441	6,639,910
Coherent Corp. (a)	71,600	28,244,052
Corning, Inc.	293,726	75,026,432
Crowdstrike Holdings, Inc. Class A (a)	95,820	73,124,075
Datadog, Inc. Class A (a)	123,700	32,206,532
Dell Technologies, Inc. Class C	109,300	47,158,578
F5, Inc. (a)	21,141	8,793,810
Fair Isaac Corp. (a)	8,700	10,394,586
First Solar, Inc. (a)	39,700	9,367,612
Flex Ltd. (a)	139,300	22,576,351
Fortinet, Inc. (a)	237,300	36,454,026
Gartner, Inc. (a)	27,200	3,525,664
Gen Digital, Inc.	201,760	5,021,806
GoDaddy, Inc. Class A (a)	51,300	4,354,344
Hewlett Packard Enterprise Co.	491,653	22,178,467
HP, Inc.	330,053	7,241,363
Intel Corp. (a)	1,798,236	251,087,693
International Business Machines Corp.	352,155	99,029,508
See accompanying notes to financial statements.
205

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STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	107,037	$27,936,657
Jabil, Inc.	39,600	15,265,008
Keysight Technologies, Inc. (a)	66,820	23,391,677
KLA Corp.	495,320	149,442,997
Lam Research Corp.	474,470	205,602,085
Lumentum Holdings, Inc. (a)	30,400	26,085,024
Marvell Technology, Inc.	331,700	98,810,113
Microchip Technology, Inc.	211,566	19,294,819
Micron Technology, Inc.	428,534	494,652,511
Microsoft Corp.	2,820,558	1,052,124,545
Monolithic Power Systems, Inc.	18,660	25,794,838
Motorola Solutions, Inc.	61,572	25,570,236
NetApp, Inc.	72,714	11,253,219
NVIDIA Corp.	9,193,960	1,839,619,456
NXP Semiconductors NV	97,300	27,344,219
ON Semiconductor Corp. (a)	154,800	14,634,792
Oracle Corp.	638,775	93,612,476
Palantir Technologies, Inc. Class A (a)	868,800	101,362,896
Palo Alto Networks, Inc. (a)	308,900	105,341,078
PTC, Inc. (a)	41,100	4,669,371
Qnity Electronics, Inc.	83,636	13,658,595
QUALCOMM, Inc.	403,426	74,549,091
Roper Technologies, Inc.	42,505	14,383,267
Salesforce, Inc.	309,195	48,438,489
Sandisk Corp. (a)	56,540	128,556,694
Seagate Technology Holdings PLC	84,964	81,990,260
ServiceNow, Inc. (a)	401,060	39,817,237
Skyworks Solutions, Inc.	59,300	4,020,540
Super Micro Computer, Inc. (a)	194,700	5,710,551
Synopsys, Inc. (a)	73,040	32,580,953
TE Connectivity PLC	109,951	22,167,221
Teledyne Technologies, Inc. (a)	16,990	11,330,631
Teradyne, Inc.	59,600	28,836,864
Texas Instruments, Inc.	346,293	103,219,554
Trimble, Inc. (a)	89,700	4,590,846
Tyler Technologies, Inc. (a)	15,600	4,562,376
VeriSign, Inc.	28,753	7,233,105
Western Digital Corp.	131,993	84,306,569
Workday, Inc. Class A (a)	76,200	9,328,404
Zebra Technologies Corp. Class A (a)	19,600	5,159,896
		9,307,688,009
MATERIALS — 1.8%
Air Products & Chemicals, Inc.	83,222	24,399,026
Albemarle Corp.	42,000	5,671,260
Amcor PLC (b)	181,725	7,877,779
Avery Dennison Corp.	29,570	4,800,690
Ball Corp.	108,932	6,797,357
CF Industries Holdings, Inc.	54,020	5,848,205
Corteva, Inc.	253,782	21,492,798
CRH PLC	249,300	26,675,100
Dow, Inc.	278,148	7,610,129
Security Description	Shares	Value
DuPont de Nemours, Inc.	49,557	$6,721,911
Ecolab, Inc.	99,220	27,643,684
Freeport-McMoRan, Inc.	555,440	34,931,622
International Flavors & Fragrances, Inc. (b)	101,276	8,023,085
International Paper Co.	191,603	7,300,074
Linde PLC	177,943	92,341,740
LyondellBasell Industries NV Class A	94,358	4,967,949
Martin Marietta Materials, Inc.	21,645	12,482,671
Mosaic Co.	121,084	2,565,770
Newmont Corp.	409,933	38,287,742
Nucor Corp.	85,248	18,988,992
Packaging Corp. of America	30,600	7,291,368
PPG Industries, Inc.	84,254	10,219,168
Sherwin-Williams Co.	85,167	29,324,701
Smurfit Westrock PLC	180,736	8,360,847
Steel Dynamics, Inc.	51,000	11,702,460
Vulcan Materials Co.	52,051	15,355,566
		447,681,694
REAL ESTATE — 1.8%
Alexandria Real Estate Equities, Inc. REIT	58,800	3,107,580
American Tower Corp. REIT	180,218	29,478,258
AvalonBay Communities, Inc. REIT	50,569	9,541,865
BXP, Inc. REIT (b)	56,146	3,723,041
Camden Property Trust REIT	39,200	4,488,008
CBRE Group, Inc. Class A (a)	114,767	15,457,967
CoStar Group, Inc. (a)	148,000	4,191,360
Crown Castle, Inc. REIT	161,958	12,265,079
Digital Realty Trust, Inc. REIT	122,700	22,034,466
Equinix, Inc. REIT	37,363	38,946,818
Equity Residential REIT	124,519	8,458,576
Essex Property Trust, Inc. REIT	22,945	6,690,532
Extra Space Storage, Inc. REIT	75,300	10,941,090
Federal Realty Investment Trust REIT	30,600	3,777,264
Healthpeak Properties, Inc. REIT	258,523	5,532,392
Host Hotels & Resorts, Inc. REIT	267,962	6,353,379
Invitation Homes, Inc. REIT	188,500	5,694,585
Iron Mountain, Inc. REIT	106,281	13,424,353
Kimco Realty Corp. REIT	248,153	6,290,679
Mid-America Apartment Communities, Inc. REIT	38,700	5,376,978
Prologis, Inc. REIT	353,122	47,837,437
Public Storage REIT	61,615	19,612,671
Realty Income Corp. REIT	351,400	21,772,744
Regency Centers Corp. REIT	60,100	4,792,374
SBA Communications Corp. REIT	39,100	6,899,586
See accompanying notes to financial statements.
206

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STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Simon Property Group, Inc. REIT	122,080	$27,303,192
UDR, Inc. REIT	111,700	4,459,064
Ventas, Inc. REIT	183,197	16,267,894
VICI Properties, Inc. REIT	441,000	11,708,550
Welltower, Inc. REIT	267,119	60,627,999
Weyerhaeuser Co. REIT	299,687	7,174,507
		444,230,288
UTILITIES — 2.1%
AES Corp.	294,536	4,317,898
Alliant Energy Corp.	92,400	7,049,196
Ameren Corp.	107,804	12,186,164
American Electric Power Co., Inc.	210,009	28,731,331
American Water Works Co., Inc.	70,700	9,302,706
Atmos Energy Corp.	65,900	11,352,593
CenterPoint Energy, Inc.	237,476	10,458,443
CMS Energy Corp.	109,455	8,373,308
Consolidated Edison, Inc.	135,752	15,018,244
Constellation Energy Corp.	118,974	29,549,572
Dominion Energy, Inc.	327,366	22,355,824
DTE Energy Co.	75,045	11,434,607
Duke Energy Corp.	295,792	37,441,351
Edison International	141,514	10,535,717
Entergy Corp.	164,796	18,928,469
Evergy, Inc.	85,699	7,406,965
Eversource Energy	133,717	9,663,728
Exelon Corp.	389,984	18,181,054
FirstEnergy Corp.	195,593	9,298,491
NextEra Energy, Inc.	788,556	69,211,560
NiSource, Inc.	181,304	8,621,005
NRG Energy, Inc.	81,102	11,845,758
PG&E Corp.	849,800	14,293,636
Pinnacle West Capital Corp. (b)	43,604	4,665,628
PPL Corp.	268,519	9,760,666
Public Service Enterprise Group, Inc.	187,988	15,257,106
Sempra	240,024	22,252,625
Security Description	Shares	Value
Southern Co.	413,759	$39,600,874
Vistra Corp.	123,900	19,654,257
WEC Energy Group, Inc.	123,682	14,442,347
Xcel Energy, Inc.	222,751	17,886,905
		529,078,028
TOTAL COMMON STOCKS (Cost $13,460,968,735)		24,458,344,314
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	684,082,724	684,082,724
State Street Navigator Securities Lending Portfolio II (c) (f)	11,246,703	11,246,703
TOTAL SHORT-TERM INVESTMENTS (Cost $695,329,427)		695,329,427
TOTAL INVESTMENTS — 100.7% (Cost $14,156,298,162)		25,153,673,741
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(185,979,833)
NET ASSETS — 100.0%		$24,967,693,908

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(d)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
June 30, 2026 are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

Abbreviations:
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,372	09/18/2026	$518,560,729	$517,809,856	$(750,873)
During the period ended June 30, 2026, the average notional value related to futures contracts was $571,715,289.
See accompanying notes to financial statements.
207

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,458,343,466	$848	$—	$24,458,344,314
Short-Term Investments	695,329,427	—	—	695,329,427
TOTAL INVESTMENTS	$25,153,672,893	$848	$—	$25,153,673,741
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(750,873)	$—	$—	$(750,873)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(750,873)	$—	$—	$(750,873)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Corp.	100,278	$12,936,865	$1,504,525	$—	$—	$4,261,759	110,278	$18,703,149	$168,467
State Street Institutional U.S. Government Money Market Fund, Class G Shares	510,965,941	510,965,941	1,355,387,658	1,182,270,875	—	—	684,082,724	684,082,724	9,707,975
State Street Navigator Securities Lending Portfolio II	45,151,610	45,151,610	676,069,589	709,974,496	—	—	11,246,703	11,246,703	28,658
Total		$569,054,416	$2,032,961,772	$1,892,245,371	$—	$4,261,759		$714,032,576	$9,905,100
See accompanying notes to financial statements.
208

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio	State Street Equity 500 Index II Portfolio
ASSETS
Investments in unaffiliated issuers, at value*	$6,371,330,588	$12,000,999,774	$2,944,609,726	$24,439,641,165
Investments in affiliated issuers, at value	228,541,661	483,363,336	183,379,806	714,032,576
Total Investments	6,599,872,249	12,484,363,110	3,127,989,532	25,153,673,741
Foreign currency, at value	—	28,432,665	—	—
Net cash at broker	404,000	17,557,128	2,448,750	55,187,557
Cash	—	53,562	566	22
Receivable from broker — accumulated variation margin on futures contracts	—	951,169	384,890	—
Receivable for investments sold	—	272,656	108,114,871	—
Receivable for fund shares sold	240,342,396	703,581	—	—
Dividends receivable — unaffiliated issuers	—	18,254,027	2,030,469	10,999,713
Dividends receivable — affiliated issuers	328,488	476,782	102,160	1,905,805
Interest receivable — unaffiliated issuers	52,583,893	—	—	—
Securities lending income receivable — unaffiliated issuers	21,555	—	40,298	14,463
Securities lending income receivable — affiliated issuers	24,469	489,597	86,676	6,257
Receivable from Adviser	2,527	—	—	—
Receivable for foreign taxes recoverable	3,574	15,428,360	—	10,117
Other receivable	439	43	—	—
TOTAL ASSETS	6,893,583,590	12,566,982,680	3,241,198,212	25,221,797,675
LIABILITIES
Due to custodian	69,359	—	—	—
Payable upon return of securities loaned	71,821,603	200,244,240	139,523,592	11,246,703
Payable for investments purchased	381,404,568	108,152	—	—
Payable for fund shares repurchased	—	199,872,441	134,251,179	240,799,792
Payable to broker – accumulated variation margin on open futures contracts	—	—	—	747,162
Deferred foreign taxes payable	—	24,032,646	—	—
Custodian, sub-administration and transfer agent fees payable	298,251	576,691	135,411	—
Custodian fees payable	10,324	964,359	10,941	1,140,068
Trustees’ fees and expenses payable	676	1,379	480	1,834
Registration and filing fees payable	15,061	1,040	136	106,211
Professional fees payable	29,748	21,642	20,211	56,530
Printing and postage fees payable	1,702	4,124	12,016	4,741
Accrued expenses and other liabilities	15,637	136,878	88,238	726
TOTAL LIABILITIES	453,666,929	425,963,592	274,042,204	254,103,767
NET ASSETS	$6,439,916,661	$12,141,019,088	$2,967,156,008	$24,967,693,908
NET ASSETS CONSIST OF:
Paid-in capital	$6,718,497,300	$7,709,509,003	$1,948,793,730	$13,918,174,363
Total distributable earnings (loss)**	(278,580,639)	4,431,510,085	1,018,362,278	11,049,519,545
NET ASSETS	$6,439,916,661	$12,141,019,088	$2,967,156,008	$24,967,693,908
NET ASSET VALUE PER SHARE
Net asset value per share	$89.08	$166.96	$391.21	$678.69
Shares of beneficial interest	72,293,384	72,718,041	7,584,561	36,787,935
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,602,173,292	$7,546,171,764	$1,987,088,598	$13,452,085,848
Investments in affiliated issuers	228,541,661	483,363,336	183,379,806	704,212,314
Total cost of investments	$6,830,714,953	$8,029,535,100	$2,170,468,404	$14,156,298,162
Foreign currency, at cost	$—	$28,545,961	$—	$—
* Includes investments in securities on loan, at value	$336,906,421	$544,477,348	$359,191,758	$138,516,914
** Includes deferred foreign taxes	$—	$24,032,646	$—	$—
See accompanying notes to financial statements.
209

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Aggregate Bond Index Portfolio	State Street Global All Cap Equity ex-U.S. Index Portfolio	State Street Small/Mid Cap Equity Index Portfolio	State Street Equity 500 Index II Portfolio
INVESTMENT INCOME
Interest income — unaffiliated issuers	$122,519,224	$81,352	$25,490	$582,864
Dividend income — unaffiliated issuers	—	187,845,741	18,090,364	132,829,735
Dividend income — affiliated issuers	2,725,867	1,886,368	417,397	9,876,442
Unaffiliated securities lending income	128,591	1,834,551	228,821	96,455
Affiliated securities lending income	178,462	729,881	513,701	28,658
Foreign taxes withheld	(200)	(18,276,449)	(83,104)	(28,579)
TOTAL INVESTMENT INCOME (LOSS)	125,551,944	174,101,444	19,192,669	143,385,575
EXPENSES
Custodian, sub-administration and transfer agent fees	299,068	579,406	137,628	—
Custodian fees	10,328	1,084,601	10,443	1,141,383
Trustees’ fees and expenses	21,622	40,775	9,843	78,637
Registration and filing fees	132,403	19,300	136	239,907
Professional fees and expenses	39,853	68,949	27,020	81,306
Printing and postage fees	2,604	5,144	652	9,681
Insurance expense	5,801	11,538	2,743	22,229
Miscellaneous expenses	30,892	93,998	278	777
TOTAL EXPENSES	542,571	1,903,711	188,743	1,573,920
Expenses waived/reimbursed by the Adviser	(44,860)	—	—	—
NET EXPENSES	497,711	1,903,711	188,743	1,573,920
NET INVESTMENT INCOME (LOSS)	$125,054,233	$172,197,733	$19,003,926	$141,811,655
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(9,551,289)	127,225,543	175,125,731	(23,817,692)
Foreign currency transactions	—	(1,879,855)	—	—
Futures contracts	—	25,873,496	3,714,659	44,663,111
Net realized gain (loss)	(9,551,289)	151,219,184	178,840,390	20,845,419
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(71,941,667)	1,113,263,758	268,188,078	2,121,178,086
Investments — affiliated issuers	—	—	—	4,261,759
Foreign currency translations	—	(607,050)	—	—
Futures contracts	—	358,071	1,196,394	1,815,370
Net change in unrealized appreciation/depreciation	(71,941,667)	1,113,014,779	269,384,472	2,127,255,215
NET REALIZED AND UNREALIZED GAIN (LOSS)	(81,492,956)	1,264,233,963	448,224,862	2,148,100,634
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$43,561,277	$1,436,431,696	$467,228,788	$2,289,912,289
* Includes foreign capital gain taxes	$—	$(9,626)	$—	$—
** Includes foreign deferred taxes	$—	$3,959,735	$—	$—
See accompanying notes to financial statements.
210

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Aggregate Bond Index Portfolio		State Street Global All Cap Equity ex-U.S. Index Portfolio
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$125,054,233	$200,448,532	$172,197,733	$269,974,710
Net realized gain (loss)	(9,551,289)	(4,270,409)	151,219,184	(19,592,905)
Net change in unrealized appreciation/depreciation	(71,941,667)	140,805,810	1,113,014,779	2,497,473,827
Net increase (decrease) in net assets resulting from operations	43,561,277	336,983,933	1,436,431,696	2,747,855,632
Distributions to shareholders	(101,919,646)	(201,504,743)	—	(357,876,695)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,190,975,475	1,887,840,417	874,647,683	1,707,542,856
Reinvestment of distributions	101,919,645	201,504,743	—	357,876,695
Cost of shares redeemed	(670,428,894)	(465,438,395)	(1,063,303,006)	(1,880,355,185)
Net increase (decrease) in net assets from capital transactions	622,466,226	1,623,906,765	(188,655,323)	185,064,366
Net increase (decrease) in net assets during the period	564,107,857	1,759,385,955	1,247,776,373	2,575,043,303
Net assets at beginning of period	5,875,808,804	4,116,422,849	10,893,242,715	8,318,199,412
NET ASSETS AT END OF PERIOD	$6,439,916,661	$5,875,808,804	$12,141,019,088	$10,893,242,715
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,353,332	21,198,117	5,566,215	13,210,463
Reinvestment of distributions	1,139,673	2,255,275	—	2,447,522
Shares redeemed	(7,506,274)	(5,230,223)	(6,794,184)	(14,197,458)
Net increase (decrease) from share transactions	6,986,731	18,223,169	(1,227,969)	1,460,527
See accompanying notes to financial statements.
211

State Street Small/Mid Cap Equity Index Portfolio		State Street Equity 500 Index II Portfolio
Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25

$19,003,926	$31,600,110	$141,811,655	$238,285,645
178,840,390	143,959,289	20,845,419	73,383,576
269,384,472	92,478,907	2,127,255,215	3,020,047,450
467,228,788	268,038,306	2,289,912,289	3,331,716,671
—	(171,531,604)	—	(344,508,850)

186,901,598	335,220,263	2,083,339,566	4,543,279,174
—	171,531,604	—	344,508,850
(271,640,078)	(686,936,608)	(680,379,344)	(1,577,273,969)
(84,738,480)	(180,184,741)	1,402,960,222	3,310,514,055
382,490,308	(83,678,039)	3,692,872,511	6,297,721,876
2,584,665,700	2,668,343,739	21,274,821,397	14,977,099,521
$2,967,156,008	$2,584,665,700	$24,967,693,908	$21,274,821,397

537,620	1,039,774	3,305,086	8,557,813
—	504,075	—	556,737
(743,107)	(2,237,184)	(1,056,762)	(2,761,269)
(205,487)	(693,335)	2,248,324	6,353,281
212

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET AGGREGATE BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$89.97	$87.43	$89.54	$87.55	$103.42	$107.23
Income (loss) from investment operations:
Net investment income (loss) (a)	1.86	3.66	3.34	2.85	2.05	1.61
Net realized and unrealized gain (loss)	(1.22)	(4.74)	(2.16)	1.97	(15.74)	(3.46)
Total from investment operations	0.64	(1.08)	1.18	4.82	(13.69)	(1.85)
Other capital	—	—	—	0.00 (b)	—	—
Distributions to shareholders from:
Net investment income	(1.53)	3.62	(3.29)	(2.83)	(2.18)	(1.96)
Net asset value, end of period	$89.08	$89.97	$87.43	$89.54	$87.55	$103.42
Total return (c)	0.70%	7.17%	1.34%	5.61%	(13.30)%	(1.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,439,917	$5,875,809	$4,116,423	$2,810,209	$2,073,291	$2,099,436
Ratios to average net assets:
Total expenses	0.02%(d)	0.02%	0.02%	0.02%	0.02%	0.02%
Net expenses	0.02%(d)	0.02%	0.02%	0.02%	0.02%	0.01%
Net investment income (loss)	4.18%(d)	4.11%	3.78%	3.25%	2.21%	1.55%
Portfolio turnover rate	11%(e)	17%(f)	16%(f)	14%(f)	21%(f)	21%(f)

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
(f)	Portfolio turnover rate excludes to-be-announced (“TBA”) transactions.
See accompanying notes to financial statements.
213

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET GLOBAL ALL CAP EQUITY EX-U.S. INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$147.31	$114.76	$112.69	$100.36	$122.91	$116.43
Income (loss) from investment operations:
Net investment income (loss) (a)	2.34	3.70	3.41	3.27	3.16	3.09
Net realized and unrealized gain (loss)	17.31	33.75	2.20	12.40	(23.35)	6.56
Total from investment operations	19.65	37.45	5.61	15.67	(20.19)	9.65
Other capital	—	—	—	0.00 (b)	(0.00)(b)	—
Distributions to shareholders from:
Net investment income	—	(4.90)	(3.54)	(3.34)	(2.36)	(3.17)
Net asset value, end of period	$166.96	$147.31	$114.76	$112.69	$100.36	$122.91
Total return (c)	13.35%	32.67%	5.00%	15.68%	(16.43)%	8.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,141,019	$10,893,243	$8,318,199	$6,615,357	$4,827,067	$4,772,699
Ratios to average net assets:
Total expenses	0.03%(d)	0.04%	0.04%	0.05%	0.05%	0.05%
Net investment income (loss)	2.97%(d)	2.77%	2.87%	3.04%	3.01%	2.48%
Portfolio turnover rate	4%(e)	6%	1%	1%	2%	2%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
214

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$331.79	$314.54	$284.07	$230.49	$316.31	$327.73
Income (loss) from investment operations:
Net investment income (loss) (a)	2.42	4.12	3.94	3.77	3.73	3.50
Net realized and unrealized gain (loss)	57.00	36.76	45.12	54.23	(84.22)	36.64
Total from investment operations	59.42	40.88	49.06	58.00	(80.49)	40.14
Other capital	—	—	0.00 (b)	0.00 (b)	—	0.00 (b)
Distributions to shareholders from:
Net investment income	—	(4.63)	(4.27)	(3.68)	(3.23)	(3.47)
Net realized gains	—	(19.00)	(14.32)	(0.74)	(2.10)	(48.09)
Total distributions	—	(23.63)	(18.59)	(4.42)	(5.33)	(51.56)
Net asset value, end of period	$391.21	$331.79	$314.54	$284.07	$230.49	$316.31
Total return (c)	17.91%	12.81%	17.20%	25.18%	(25.44)%	12.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,967,156	$2,584,666	$2,668,344	$2,253,655	$1,629,196	$1,616,128
Ratios to average net assets:
Total expenses	0.01%(d)	0.01%	0.02%	0.03%	0.03%	0.02%
Net investment income (loss)	1.39%(d)	1.27%	1.29%	1.49%	1.46%	0.96%
Portfolio turnover rate	18%(e)	26%	24%	24%	19%	28%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
215

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EQUITY 500 INDEX II PORTFOLIO
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$615.95	$531.36	$433.20	$348.16	$432.09	$344.77
Income (loss) from investment operations:
Net investment income (loss) (a)	3.96	7.40	7.32	6.81	6.02	5.30
Net realized and unrealized gain (loss)	58.78	87.31	101.09	84.54	(84.50)	92.75
Total from investment operations	62.74	94.71	108.41	91.35	(78.48)	98.05
Contribution from affiliates	—	—	—	—	0.00 (b)	—
Distributions to shareholders from:
Net investment income	—	(6.92)	(7.77)	(6.31)	(3.73)	(5.07)
Net realized gains	—	(3.20)	(2.48)	—	(1.72)	(5.66)
Total distributions	—	(10.12)	(10.25)	(6.31)	(5.45)	(10.73)
Net asset value, end of period	$678.69	$615.95	$531.36	$433.20	$348.16	$432.09
Total return (c)	10.19%	17.81%	24.99%	26.27%	(18.18)%	28.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,967,694	$21,274,821	$14,977,100	$10,462,465	$7,267,890	$7,078,644
Ratios to average net assets:
Total expenses	0.01%(d)	0.01%	0.02%	0.02%	0.02%	0.02%
Net investment income (loss)	1.26%(d)	1.31%	1.47%	1.74%	1.61%	1.34%
Portfolio turnover rate	1%(e)	2%	4%	4%	2%	6%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
216

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each a “Fund” or “Portfolio” and collectively, the “Funds and Portfolios”):

Fund/Portfolio	Classes	Commencement of Operations	Diversification Classification
State Street Aggregate Bond Index Fund (the "Fund")	Class A Shares Class I Shares Class K Shares	September 19, 2014 September 19, 2014 September 19, 2014	Diversified Diversified Diversified
State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund")	Class A Shares Class I Shares Class K Shares	September 17, 2014 September 17, 2014 September 17, 2014	Diversified Diversified Diversified
State Street Small/Mid Cap Equity Index Fund (the "Fund")	Class A Shares Class I Shares Class K Shares	October 16, 2015 October 16, 2015 August 12, 2015	Diversified Diversified Diversified
State Street Equity 500 Index Fund (the “Fund”)	Administrative Shares Service Shares Class A Shares Class I Shares Class K Shares Class R Shares	April 11, 2001 March 10, 2003 September 17, 2014 September 17, 2014 September 17, 2014 June 7, 2005	Diversified
State Street Aggregate Bond Index Portfolio (the "Portfolio")		September 19, 2014	Diversified
State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Portfolio")		September 17, 2014	Diversified
State Street Small/Mid Cap Equity Index Portfolio (the "Portfolio")		August 12, 2015	Diversified
State Street Equity 500 Index II Portfolio (the “Portfolio”)		August 11, 2014	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in its respective master portfolio as shown below. Each Portfolio is a separate series of the Trust. The performance of each Fund is directly affected by the performance of its respective Portfolio. The financial statements of the Portfolios, including their Schedules of Investments are included in this report and should be read in conjunction with the corresponding Fund’s financial statements.
Fund Name	Portfolio Name	Fund Ownership Interest in Portfolio at June 30, 2026
State Street Aggregate Bond Index Fund	State Street Aggregate Bond Index Portfolio	52.44%
State Street Global All Cap Equity ex-U.S. Index Fund	State Street Global All Cap Equity ex-U.S. Index Portfolio	35.89%
State Street Small/Mid Cap Equity Index Fund	State Street Small/Mid Cap Equity Index Portfolio	31.20%
State Street Equity 500 Index Fund	State Street Equity 500 Index II Portfolio	65.57%
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase.
Class I shares and Class K shares are sold without a sales charge and only to certain eligible investors.
217

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund and Portfolio have one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s and Portfolio's investments in accordance with its investment objective. Each Fund’s and Portfolio's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s and Portfolio's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s and Portfolio's Total Return is utilized by the CODM to compare results, including the impact of a Fund’s and Portfolio's costs, to a Fund’s and Portfolio's competitors and to a Fund’s and Portfolio's benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund and Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its respective Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolios is discussed below:
Each Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Portfolio’s investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
218

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolios' investments.
The Portfolios value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in the Portfolio’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Portfolios may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Portfolios invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Portfolios' policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REITs and/or SSGA Funds Management, Inc’s. (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
219

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund or Portfolio, are applied to that Fund or Portfolio within the Trust. Other expenses which cannot be attributed to a specific Fund or Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds and Portfolios within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds and Portfolios are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolios may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest. These foreign taxes, if any, are paid by the Portfolios and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Portfolios' Statements of Assets and Liabilities.
Distributions
The following Funds and Portfolios declare and distribute from net investment income, if any, to its shareholders:
Name	Frequency
State Street Aggregate Bond Index Fund	Monthly
State Street Global All Cap Equity ex-U.S. Index Fund	Annually
State Street Small/Mid Cap Equity Index Fund	Annually
State Street Equity 500 Index Fund	Annually
State Street Aggregate Bond Index Portfolio	Monthly
State Street Global All Cap Equity ex-U.S. Index Portfolio	Annually
State Street Small/Mid Cap Equity Index Portfolio	Annually
State Street Equity 500 Index II Portfolio	Annually
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”).
220

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

4. Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Portfolios transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Portfolio’s Schedule of Investments. The Portfolios may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Portfolios identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
5. Derivative Financial Instruments
Futures Contracts
The Portfolios may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Portfolio's Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2026, the following Portfolios entered into futures contracts for the strategies listed below:
Portfolios	Strategies
State Street Global All Cap Equity ex-U.S. Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Small/Mid Cap Equity Index Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
State Street Equity 500 Index II Portfolio	Cash equitization, reduce tracking error and to facilitate daily liquidity
The following tables summarize the value of the Portfolios' derivative instruments as of June 30, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$951,169	$—	$951,169
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	384,890	—	384,890

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Equity 500 Index II Portfolio
Futures Contracts	$—	$—	$—	$747,162	$—	$747,162

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$25,873,496	$—	$25,873,496
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	3,714,659	—	3,714,659
State Street Equity 500 Index II Portfolio
Futures Contracts	—	—	—	44,663,111	—	44,663,111

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Global All Cap Equity ex-U.S. Index Portfolio
Futures Contracts	$—	$—	$—	$358,071	$—	$358,071
State Street Small/Mid Cap Equity Index Portfolio
Futures Contracts	—	—	—	1,196,394	—	1,196,394
State Street Equity 500 Index II Portfolio
Futures Contracts	—	—	—	1,815,370	—	1,815,370
6. Fees and Transactions with Affiliates
Advisory Fee
The Funds and Portfolios retained SSGA FM as their investment adviser. Each Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services, each Fund pays the Adviser a management fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Aggregate Bond Index Fund	0.025%
State Street Global All Cap Equity ex-U.S. Index Fund	0.06
State Street Small/Mid Cap Equity Index Fund	0.03
State Street Equity 500 Index Fund	0.02

The Portfolios pay no investment advisory fees to SSGA FM.
With respect to each Fund or its Portfolio in the table below, SSGA FM is contractually obligated until April 30, 2027, to waive up to the full amount of the advisory fee payable by a Fund or its Portfolio, and/or to reimburse a Fund or its Portfolio to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, and distribution, shareholder servicing and sub-transfer agency fees) exceed the following percentage of average daily net assets on an annual basis of a Fund or its Portfolio:
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June 30, 2026 (Unaudited)

Expense Limitations
State Street Aggregate Bond Index Fund	0.025%
State Street Small/Mid Cap Equity Index Fund	0.045
State Street Equity 500 Index Fund	0.020
State Street Aggregate Bond Index Portfolio	0.025
State Street Global All Cap Equity ex-U.S. Index Portfolio	0.080
State Street Small/Mid Cap Equity Index Portfolio	0.030
State Street Equity 500 Index II Portfolio	0.020
With respect to State Street Global All Cap Equity ex-U.S. Index Fund, SSGA FM is contractually obligated until April 30, 2027 to waive up to the full amount of the advisory fee payable by the Fund, and/or to reimburse the Fund to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.015% of average daily net assets on an annual basis.
The expense limitation for each Fund is inclusive of the allocation of expenses from its respective Portfolio. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with the approval of the Board.
In addition, SSGA FM has agreed to waive up to the portion of the management fee and/or expenses attributable to the Funds' or Portfolios' acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Funds' or Portfolios' holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Funds' or Portfolios' Board.
For the period ended June 30, 2026, SSGA FM reimbursed or waived the fees under these agreements as shown on the respective Statements of Operations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
SSGA FM serves as administrator and State Street serves as the custodian, sub-administrator and transfer agent to the Portfolios. For its services as custodian, sub-administrator and transfer agent each Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds. The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the State Street Equity 500 Index Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Administrative Shares, Service Shares, Class R Shares and each Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A Shares and for services provided to each Fund's shareholders in such Class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.15%, 0.25%, 0.60% and 0.25% of the applicable Fund’s net assets attributable to its Administrative Shares, Service Shares, Class R Shares and Class A Shares, respectively. In addition to payments under the Plan, the Funds may reimburse SSGA FD or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds and Portfolios, acts as the securities lending agent for the Funds and Portfolios, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
223

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds and portfolios, each Fund and Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund and Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolios may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedules of Investments.
During the year ended December 31, 2025, State Street made a contribution of $803 to the State Street Global All Cap Equity ex-U.S. Index Fund due to an accounting matter.
Due to Custodian
In certain circumstances, the Funds or Portfolios may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds and Portfolios.
7. Trustees’ Fees
The fees and expenses of the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short-term investments) for the period ended June 30, 2026 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Aggregate Bond Index Portfolio	$927,779,480	$526,326,934	$418,275,137	$113,616,621
State Street Global All Cap Equity ex-U.S. Index Portfolio	—	—	480,223,012	731,851,133
State Street Small/Mid Cap Equity Index Portfolio	—	—	484,864,550	547,076,669
State Street Equity 500 Index II Portfolio	—	—	1,666,256,242	146,611,686
9. Income Tax Information
The Funds and the Portfolios have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund and each Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds and the Portfolios file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Funds’ and Portfolios’ tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
224

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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Aggregate Bond Index Fund	$3,440,428,407	$11,108,457	$74,725,408	$(63,616,951)
State Street Global All Cap Equity ex-U.S. Index Fund	3,285,786,744	1,195,327,395	—	1,195,327,395
State Street Small/Mid Cap Equity Index Fund	721,777,985	213,557,358	9,625,736	203,931,622
State Street Equity 500 Index Fund	10,444,334,900	5,925,855,054	—	5,925,855,054
State Street Aggregate Bond Index Portfolio	6,831,888,278	19,425,547	251,441,576	(232,016,029)
State Street Global All Cap Equity ex-U.S. Index Portfolio	8,202,355,840	5,072,484,051	789,528,899	4,282,955,152
State Street Small/Mid Cap Equity Index Portfolio	2,351,907,479	1,105,240,857	328,774,253	776,466,604
State Street Equity 500 Index II Portfolio	14,268,604,863	11,468,446,958	584,128,953	10,884,318,005
10. Securities Lending
Each Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolios will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolios may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Portfolio will bear the risk of loss of any cash collateral that it may invest. Each Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Portfolios' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolios' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolios, and the Portfolios do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolios' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Portfolio's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Aggregate Bond Index Portfolio	$336,906,421	$71,821,603	$272,949,629	$344,771,232
State Street Global All Cap Equity ex-U.S. Index Portfolio	544,477,348	200,244,240	372,429,530	572,673,770
State Street Small/Mid Cap Equity Index Portfolio	359,191,758	139,523,592	227,819,847	367,343,439
State Street Equity 500 Index II Portfolio	138,516,914	11,246,703	129,775,183	141,021,886
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Portfolio	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Aggregate Bond Index Portfolio	Corporate Bonds & Notes	$58,378,840	$—	$—	$—	$58,378,840	$58,378,840
State Street Aggregate Bond Index Portfolio	Foreign Government Obligations	8,556,815	—	—	—	8,556,815	8,556,815
State Street Aggregate Bond Index Portfolio	U.S. Government Agency Obligations	4,885,948	—	—	—	4,885,948	4,885,948
State Street Global All Cap Equity Ex-U.S. Index Portfolio	Common Stocks	200,243,132	—	—	—	200,243,132	200,243,132
State Street Global All Cap Equity ex-U.S. Index Portfolio	Warrants	1,108	—	—	—	1,108	1,108
State Street Small/Mid Cap Equity Index Portfolio	Common Stocks	139,523,592	—	—	—	139,523,592	139,523,592
State Street Equity 500 Index II Portfolio	Common Stocks	11,246,703	—	—	—	11,246,703	11,246,703
11. Line of Credit
The State Street Aggregate Bond Index Portfolio and the State Street Global All Cap Equity ex-U.S. Index Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025 ) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolios had no outstanding loans as of June 30, 2026.
12. Risks
Concentration Risk
As a result of the Portfolios’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolios’ investments more than if the Portfolios were more broadly diversified.
Foreign and Emerging Markets Risks
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolios invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Portfolio may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Market Risk
Each Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Portfolio and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Portfolio. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Portfolio to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Portfolio, even if a Portfolio does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolios have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds and Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, and State Street Equity 500 Index Fund (each, a “Fund” and collectively, the “Funds”) and the State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, and State Street Equity 500 Index II Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for each Fund, each of which are feeder funds for which the Portfolios serve as the master funds in a master-feeder structure:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
_______________________________
1 Over the course of many years overseeing the Funds, Portfolios, and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
228

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
• Profitability analyses for (a) the Adviser with respect to each Fund and Portfolio and (b) affiliates of the Adviser that provide services to the Funds and Portfolios (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Funds and Portfolios.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and Portfolios and for Fund/Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and Portfolios and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds and Portfolios;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Funds and Portfolios by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds and Portfolios by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds and Portfolios, and transfer agent of the Portfolios, and the role of the Adviser in managing the Funds’ and Portfolios’ relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Funds and Portfolios;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ and Portfolios’ Adviser and Administrator, with respect to its operations relating to the Funds and Portfolios and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
229

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds and Portfolios, and transfer agent for the Portfolios, with respect to its operations relating to the Funds and Portfolios; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds and Portfolios (the “Distributor”), with respect to its operations relating to the Funds and Portfolios, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
• Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds and Portfolios throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and Portfolios and the investment strategies used in pursuing each Fund’s and Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund and Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Funds and Portfolios.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund and Portfolio by the Adviser. The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund and Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Funds that invest primarily in equity securities. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds and Portfolios, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds and Portfolios by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s and Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds and Portfolios.
230

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. The Board considered each Portfolio’s performance by evaluating the performance of the corresponding feeder fund. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 10-year periods and was below the medians of its Performance Group and Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods and was below the Benchmark for the 10-year period. The Board also took into account the fact that the Fund is designed to track a designated index.
State Street Global All Cap Equity ex-U.S. Index Fund and State Street Global All Cap Equity ex-U.S. Index Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 10- year periods and was below the medians of its Performance Group and Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was above its Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
State Street Aggregate Bond Index Fund and State Street Aggregate Bond Index Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-year period and was below the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 3-year period and was below the Benchmark for the 1-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
State Street Equity 500 Index Fund and State Street Equity 500 Index II Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund and Portfolio is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders. In the case of the Portfolios, the Board considered the investment advisory fee in the context of the overall master-feeder arrangement. The Board also considered that the Portfolios do not pay an investment advisory fee to the Adviser. Among other information, the Board considered the following expense information in its evaluation of each Fund and Portfolio:
State Street Small/Mid Cap Equity Index Fund and State Street Small/Mid Cap Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group
231

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

and Expense Universe.
State Street Global All Cap Equity ex-U.S. Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Aggregate Bond Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Equity 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund and Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds and Portfolios, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and Portfolios and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds and Portfolios, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds and Portfolios, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and Portfolios and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or Portfolios or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund and Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds and Portfolios to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds or Portfolios at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and Portfolio and their respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
232

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Institutional U.S. Government Money Market Fund
State Street Federal Government Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Institutional U.S. Government Money Market Fund	State Street Federal Government Money Market Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$227,720,193,447	$191,239,678
Receivable for fund shares sold	9,381,291	951,754
Receivable from Adviser	20,020	8,322
TOTAL ASSETS	227,729,594,758	192,199,754
LIABILITIES
Due to custodian	18,130	—
Payable for fund shares repurchased	17,759,910,074	303,336
Administration fees payable	8,732,864	21,939
Shareholder servicing fee payable	1,369,135	395,290
Distribution fees payable	111,457	—
Transfer agent fees payable	41,846	—
Registration and filing fees payable	1,282,014	—
Professional fees payable	197,269	—
Printing fees payable	121,280	—
Distribution payable	154,937,202	273
Accrued expenses and other liabilities	161,221	7,233
TOTAL LIABILITIES	17,926,882,492	728,071
NET ASSETS	$209,802,712,266	$191,471,683
NET ASSETS CONSIST OF:
Paid-in capital	$209,802,674,403	$191,471,426
Total distributable earnings (loss)	37,863	257
NET ASSETS	$209,802,712,266	$191,471,683
NET ASSET VALUE PER SHARE
Administration Class
Net Assets	$2,061,296,405	$—
Shares Outstanding	2,061,315,029	—
Net asset value, offering and redemption price per share	$1.00	$—
Bancroft Capital Class
Net Assets	$831,991,424	$—
Shares Outstanding	831,995,206	—
Net asset value, offering and redemption price per share	$1.00	$—
Blaylock Van Class
Net Assets	$285,026,914	$—
Shares Outstanding	285,028,105	—
Net asset value, offering and redemption price per share	$1.00	$—
Cabrera Capital Markets Class
Net Assets	$28,472,874	$—
Shares Outstanding	28,472,617	—
Net asset value, offering and redemption price per share	$1.00	$—
Institutional Class
Net Assets	$17,028,899,878	$—
Shares Outstanding	17,028,925,445	—
Net asset value, offering and redemption price per share	$1.00	$—
Investment Class
Net Assets	$237,379,178	$—
Shares Outstanding	237,383,603	—
Net asset value, offering and redemption price per share	$1.00	$—
Investor Class
Net Assets	$4,052,166,849	$—
Shares Outstanding	4,052,186,425	—
Net asset value, offering and redemption price per share	$1.00	$—
Mercury Class
Net Assets	$100,000	$—
Shares Outstanding	100,000	—
Net asset value, offering and redemption price per share	$1.00	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026 (Unaudited)

	State Street Institutional U.S. Government Money Market Fund	State Street Federal Government Money Market Fund
Opportunity Class
Net Assets	$8,787,441,584	$—
Shares Outstanding	8,787,462,118	—
Net asset value, offering and redemption price per share	$1.00	$—
Premier Class
Net Assets	$165,063,430,328	$—
Shares Outstanding	165,063,543,685	—
Net asset value, offering and redemption price per share	$1.00	$—
Trust Class
Net Assets	$409,444,043	$—
Shares Outstanding	409,461,296	—
Net asset value, offering and redemption price per share	$1.00	$—
Class G
Net Assets	$10,920,602,303	$—
Shares Outstanding	10,920,618,743	—
Net asset value, offering and redemption price per share	$1.00	$—
Select Class
Net Assets	$96,460,486	$—
Shares Outstanding	96,459,425	—
Net asset value, offering and redemption price per share	$1.00	$—
Advantage Class
Net Assets	$—	$191,471,683
Shares Outstanding	—	191,471,427
Net asset value, offering and redemption price per share	$—	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Institutional U.S. Government Money Market Fund	State Street Federal Government Money Market Fund
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$4,041,558,979	$3,296,042
Expenses allocated from affiliated Portfolio	(62,214,576)	(50,793)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	3,979,344,403	3,245,249
EXPENSES
Administration fees
Administration Class	539,231	—
Bancroft Capital Class	31,423	—
Blaylock Van Class	92,782	—
Cabrera Capital Markets Class	9,081	—
Institutional Class	5,020,270	—
Investment Class	36,302	—
Investor Class	769,562	—
Mercury Class (a)	1	—
Opportunity Class	2,867,205	—
Premier Class	42,473,773	—
Trust Class	123,900	—
Class G	487,663	—
Select Class	22,943	—
Advantage Class	—	124,173
Shareholder servicing fees
Administration Class	2,156,925	—
Bancroft Capital Class	18,854	—
Blaylock Van Class	55,669	—
Cabrera Capital Markets Class	5,449	—
Institutional Class	3,012,162	—
Investment Class	181,512	—
Investor Class	1,231,299	—
Mercury Class (a)	1	—
Opportunity Class	1,720,323	—
Trust Class	143,724	—
Advantage Class	—	221,737
Distribution fees
Administration Class	539,231	—
Investment Class	72,605	—
Custodian fees	45,314	—
Trustees’ fees and expenses	56	7,186
Transfer agent fees	53,434	—
Registration and filing fees	4,170,945	—
Professional fees and expenses	298,550	—
Printing and postage fees	118,174	—
Insurance expense	185,902	—
Miscellaneous expenses	294,949	—
TOTAL EXPENSES	66,779,214	353,096
Expenses waived/reimbursed by the Adviser	(14,774)	(57,979)
NET EXPENSES	66,764,440	295,117
NET INVESTMENT INCOME (LOSS)	$3,912,579,963	$2,950,132
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	179,813	127
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,912,759,776	$2,950,259

(a)	For Mercury Class shares, data for the period ended June 30, 2026 is from June 24, 2026 (commencement date) through June 30, 2026.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,912,579,963	$7,381,229,058	$2,950,132	$3,530,266
Net realized gain (loss)	179,813	658,912	127	109
Net increase (decrease) in net assets resulting from operations	3,912,759,776	7,381,887,970	2,950,259	3,530,375
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(36,149,415)	(76,735,044)	—	—
Bancroft Capital Class	(2,239,670)	(4,272,983)	—	—
Blaylock Van Class	(6,631,607)	(18,604,110)	—	—
Cabrera Capital Markets Class	(649,778)	(1,157,091)	—	—
Institutional Class	(358,596,148)	(602,369,413)	—	—
Investment Class	(2,357,406)	(5,174,129)	—	—
Investor Class	(54,201,065)	(144,001,823)	—	—
Mercury Class (a)	(70)	—	—	—
Opportunity Class	(204,967,252)	(323,814,637)	—	—
Premier Class	(3,058,914,407)	(5,853,600,844)	—	—
Trust Class	(8,781,754)	(11,540,134)	—	—
Class G	(177,485,379)	(336,595,356)	—	—
Select Class	(1,665,912)	(3,191,772)	—	—
Advantage Class	—	—	(2,950,183)	(3,530,195)
Total distributions to shareholders	(3,912,639,863)	(7,381,057,336)	(2,950,183)	(3,530,195)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	11,647,391,370	23,043,700,612	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	302,699,260	—	—
Reinvestment of distributions	16,837,053	30,773,289	—	—
Shares redeemed	(11,919,512,433)	(22,707,649,775)	—	—
Net increase (decrease) from capital share transactions	(255,284,010)	669,523,386	—	—
Bancroft Capital Class
Shares sold	977,568,073	434,675,393	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	14,783,631	—	—
Reinvestment of distributions	2,109,643	4,042,382	—	—
Shares redeemed	(210,549,413)	(438,326,707)	—	—
Net increase (decrease) from capital share transactions	769,128,303	15,174,699	—	—
Blaylock Van Class
Shares sold	699,985,712	924,812,856	—	—
Reinvestment of distributions	2,884,391	9,848,859	—	—
Shares redeemed	(803,265,829)	(861,141,278)	—	—
Net increase (decrease) from capital share transactions	(100,395,726)	73,520,437	—	—
Cabrera Capital Markets Class
Shares sold	99,863,355	462,349,962	—	—
Reinvestment of distributions	557,109	893,418	—	—
Shares redeemed	(105,136,997)	(431,867,753)	—	—
Net increase (decrease) from capital share transactions	(4,716,533)	31,375,627	—	—
Institutional Class
Shares sold	121,589,504,505	195,463,745,407	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	61,936,569	—	—
Reinvestment of distributions	177,087,630	288,200,603	—	—
Shares redeemed	(125,172,423,269)	(187,253,720,788)	—	—
Net increase (decrease) from capital share transactions	(3,405,831,134)	8,560,161,791	—	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Investment Class
Shares sold	$226,283,563	$196,818,514	$—	$—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	6,868	—	—
Reinvestment of distributions	167,322	214,342	—	—
Shares redeemed	(127,421,870)	(207,211,574)	—	—
Net increase (decrease) from capital share transactions	99,029,015	(10,171,850)	—	—
Investor Class
Shares sold	20,332,575,917	38,510,778,278	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	74,085,763	—	—
Reinvestment of distributions	48,520,895	129,780,362	—	—
Shares redeemed	(20,208,132,247)	(38,161,688,336)	—	—
Net increase (decrease) from capital share transactions	172,964,565	552,956,067	—	—
Mercury Class (a)
Shares sold	100,000	—	—	—
Net increase (decrease) from capital share transactions	100,000	—	—	—
Opportunity Class
Shares sold	73,471,706,685	92,693,687,431	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	35,853,040	—	—
Reinvestment of distributions	135,598,560	189,636,859	—	—
Shares redeemed	(73,872,920,386)	(89,868,159,193)	—	—
Net increase (decrease) from capital share transactions	(265,615,141)	3,051,018,137	—	—
Premier Class
Shares sold	1,227,261,217,873	1,979,560,205,499	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	1,764,904,681	—	—
Reinvestment of distributions	2,293,124,999	4,495,039,564	—	—
Shares redeemed	(1,237,123,143,794)	(1,956,264,352,982)	—	—
Net increase (decrease) from capital share transactions	(7,568,800,922)	29,555,796,762	—	—
Trust Class
Shares sold	2,932,847,690	3,227,502,145	—	—
Proceeds from shares issued in connection with a Reorganization (Note 8)	—	669,346,369	—	—
Reinvestment of distributions	4,757,370	6,419,346	—	—
Shares redeemed	(2,956,009,232)	(3,475,420,727)	—	—
Net increase (decrease) from capital share transactions	(18,404,172)	427,847,133	—	—
Class G
Shares sold	54,422,426,782	101,637,061,766	—	—
Reinvestment of distributions	176,854,106	332,639,726	—	—
Shares redeemed	(52,879,230,390)	(98,733,184,739)	—	—
Net increase (decrease) from capital share transactions	1,720,050,498	3,236,516,753	—	—
Select Class
Shares sold	476,632,100	638,073,447	—	—
Reinvestment of distributions	1,670,746	3,185,537	—	—
Shares redeemed	(463,054,994)	(626,423,896)	—	—
Net increase (decrease) from capital share transactions	15,247,852	14,835,088	—	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Advantage Class
Shares sold	$—	$—	$126,592,951	$277,848,946
Reinvestment of distributions	—	—	2,964,149	3,510,739
Shares redeemed	—	—	(101,125,275)	(118,320,083)
Net increase (decrease) from capital share transactions	—	—	28,431,825	163,039,602
Net increase (decrease) in net assets from beneficial interest transactions	(8,842,527,405)	46,178,554,030	28,431,825	163,039,602
Net increase (decrease) in net assets during the period	(8,842,407,492)	46,179,384,664	28,431,901	163,039,782
Net assets at beginning of period	218,645,119,758	172,465,735,094	163,039,782	—
NET ASSETS AT END OF PERIOD	$209,802,712,266	$218,645,119,758	$191,471,683	$163,039,782
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	11,647,391,370	23,043,700,612	—	—
Shares issued in connection with a Reorganization (Note 8)	—	302,689,041	—	—
Reinvestment of distributions	16,837,053	30,773,289	—	—
Shares redeemed	(11,919,512,433)	(22,707,649,775)	—	—
Net increase (decrease) from share transactions	(255,284,010)	669,513,167	—	—
Bancroft Capital Class
Shares sold	977,568,073	434,675,393	—	—
Shares issued in connection with a Reorganization (Note 8)	—	14,783,741	—	—
Reinvestment of distributions	2,109,643	4,042,382	—	—
Shares redeemed	(210,549,413)	(438,326,707)	—	—
Net increase (decrease) from share transactions	769,128,303	15,174,809	—	—
Blaylock Van Class
Shares sold	699,985,712	924,812,856	—	—
Reinvestment of distributions	2,884,391	9,848,859	—	—
Shares redeemed	(803,265,829)	(861,141,278)	—	—
Net increase (decrease) from share transactions	(100,395,726)	73,520,437	—	—
Cabrera Capital Markets Class
Shares sold	99,863,355	462,349,962	—	—
Reinvestment of distributions	557,109	893,418	—	—
Shares redeemed	(105,136,997)	(431,867,753)	—	—
Net increase (decrease) from share transactions	(4,716,533)	31,375,627	—	—
Institutional Class
Shares sold	121,589,504,505	195,463,745,407	—	—
Shares issued in connection with a Reorganization (Note 8)	—	61,930,064	—	—
Reinvestment of distributions	177,087,630	288,200,603	—	—
Shares redeemed	(125,172,423,269)	(187,253,720,788)	—	—
Net increase (decrease) from share transactions	(3,405,831,134)	8,560,155,286	—	—
Investment Class
Shares sold	226,283,563	196,818,514	—	—
Shares issued in connection with a Reorganization (Note 8)	—	6,868	—	—
Reinvestment of distributions	167,322	214,342	—	—
Shares redeemed	(127,421,870)	(207,211,574)	—	—
Net increase (decrease) from share transactions	99,029,015	(10,171,850)	—	—
Investor Class
Shares sold	20,332,575,917	38,510,778,278	—	—
Shares issued in connection with a Reorganization (Note 8)	—	74,085,363	—	—
Reinvestment of distributions	48,520,895	129,780,362	—	—
Shares redeemed	(20,208,132,247)	(38,161,688,336)	—	—
Net increase (decrease) from share transactions	172,964,565	552,955,667	—	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional U.S. Government Money Market Fund		State Street Federal Government Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Mercury Class (a)
Shares sold	100,000	—	—	—
Net increase (decrease) from share transactions	$100,000	$—	$—	$—
Opportunity Class
Shares sold	73,471,706,685	92,693,687,431	—	—
Shares issued in connection with a Reorganization (Note 8)	—	35,854,947	—	—
Reinvestment of distributions	135,598,560	189,636,859	—	—
Shares redeemed	(73,872,920,386)	(89,868,159,193)	—	—
Net increase (decrease) from share transactions	(265,615,141)	3,051,020,044	—	—
Premier Class
Shares sold	1,227,261,217,873	1,979,560,205,499	—	—
Shares issued in connection with a Reorganization (Note 8)	—	1,764,724,405	—	—
Reinvestment of distributions	2,293,124,999	4,495,039,564	—	—
Shares redeemed	(1,237,123,143,794)	(1,956,264,352,982)	—	—
Net increase (decrease) from share transactions	(7,568,800,922)	29,555,616,486	—	—
Trust Class
Shares sold	2,932,847,690	3,227,502,145	—	—
Shares issued in connection with a Reorganization (Note 8)	—	669,364,704	—	—
Reinvestment of distributions	4,757,370	6,419,346	—	—
Shares redeemed	(2,956,009,232)	(3,475,420,727)	—	—
Net increase (decrease) from share transactions	(18,404,172)	427,865,468	—	—
Class G
Shares sold	54,422,426,782	101,637,061,766	—	—
Reinvestment of distributions	176,854,106	332,639,726	—	—
Shares redeemed	(52,879,230,390)	(98,733,184,739)	—	—
Net increase (decrease) from share transactions	1,720,050,498	3,236,516,753	—	—
Select Class
Shares sold	476,632,100	638,073,447	—	—
Reinvestment of distributions	1,670,746	3,185,537	—	—
Shares redeemed	(463,054,994)	(626,423,896)	—	—
Net increase (decrease) from share transactions	15,247,852	14,835,088	—	—
Advantage Class
Shares sold	—	—	126,592,951	277,848,946
Reinvestment of distributions	—	—	2,964,149	3,510,739
Shares redeemed	—	—	(101,125,275)	(118,320,083)
Net increase (decrease) from share transactions	—	—	28,431,825	163,039,602

*	Commencement of operations.
(a)	For Mercury Class shares, data for the period ended June 30, 2026 is from June 24, 2026 (commencement date) through June 30, 2026.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0166	0.0393	0.0486	0.0469	0.0139	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	—
Total from investment operations	0.0166	0.0393	0.0486	0.0469	0.0139	0.0001
Distributions to shareholders from:
Net investment income	(0.0166)	(0.0393)	(0.0486)	(0.0469)	(0.0139)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.67%	4.00%	4.97%	4.80%	1.39%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,061,296	$2,316,579	$1,647,046	$2,479,017	$2,250,119	$2,230,490
Ratios to Average Net Assets:
Total expenses	0.36%(d)	0.36%	0.36%	0.36%	0.37%	0.37%
Net expenses	0.36%(d)	0.36%	0.36%	0.36%	0.30%	0.07%
Net investment income (loss)	3.35%(d)	3.91%	4.88%	4.71%	1.39%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0415	0.0508	0.0491	0.0157	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	0.0000 (b)
Total from investment operations	0.0177	0.0415	0.0508	0.0491	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0415)	(0.0508)	(0.0491)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.23%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$831,991	$62,863	$47,688	$60,365	$100	$100
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%(d)	0.14%	0.14%	0.14%	0.13%	0.04%(d)
Net investment income (loss)	3.56%(d)	4.15%	4.97%	5.03%	1.46%	0.03%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0415	0.0509	0.0490	0.0156	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0001)	0.0001	0.0000 (b)	0.0000 (b)
Total from investment operations	0.0177	0.0415	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0415)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.23%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$285,027	$385,422	$311,900	$54,050	$429,773	$500
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.14%	0.15%	0.14%(d)
Net expenses	0.14%(d)	0.14%	0.14%	0.14%	0.15%	0.04%(d)
Net investment income (loss)	3.57%(d)	4.13%	4.92%	5.06%	3.46%	0.03%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0415 (b)	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0000 (c)	(0.0000)(c)	(0.0000)(c)	0.0000 (c)	0.0000 (c)	0.0000 (c)
Total from investment operations	0.0177	0.0415	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0415)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (d)	1.78%	4.23%	5.20%	5.03%	1.58%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,473	$33,189	$1,814	$472,047	$175,359	$100
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.15%	0.18%	0.14%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.15%	0.17%	0.04%(e)
Net investment income (loss)	3.58%(e)	4.14%	5.18%	5.24%	4.32%	0.02%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.00005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0415	0.0508	0.0491	0.0156	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	—
Total from investment operations	0.0177	0.0415	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0415)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.79%	4.23%	5.21%	5.04%	1.58%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$17,028,900	$20,434,720	$11,874,488	$10,784,799	$3,373,375	$1,588,396
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.15%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.14%	0.15%	0.14%	0.04%
Net investment income (loss)	3.57%(d)	4.12%	5.07%	5.08%	2.06%	0.03%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0161	0.0383	0.0476	0.0459	0.0132	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	—
Total from investment operations	0.0161	0.0383	0.0476	0.0459	0.0132	0.0001
Distributions to shareholders from:
Net investment income	(0.0161)	(0.0383)	(0.0476)	(0.0459)	(0.0132)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.62%	3.89%	4.87%	4.69%	1.33%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$237,379	$138,350	$148,521	$278,042	$417,225	$428,088
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.46%	0.46%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.46%	0.46%	0.38%	0.07%
Net investment income (loss)	3.25%(d)	3.82%	4.80%	4.53%	1.32%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0175	0.0410	0.0503	0.0486	0.0152	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	—
Total from investment operations	0.0175	0.0410	0.0503	0.0486	0.0152	0.0001
Distributions to shareholders from:
Net investment income	(0.0175)	(0.0410)	(0.0503)	(0.0486)	(0.0152)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.76%	4.17%	5.15%	4.97%	1.53%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,052,167	$3,879,201	$3,326,227	$1,686,830	$1,762,314	$1,063,097
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.19%	0.19%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.19%	0.19%	0.18%	0.07%
Net investment income (loss)	3.52%(d)	4.09%	5.00%	4.85%	1.96%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Mercury Class (a)
For the Period 6/24/26*- 06/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss) (b)	0.0007
Net realized gain (loss)	—
Total from investment operations	0.0007
Distributions to shareholders from:
Net investment income	(0.0007)
Net asset value, end of period	$1.0000
Total return (c)	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100
Ratios to Average Net Assets:
Total expenses	0.14%(e)
Net expenses	0.06%(e)
Net investment income (loss)	3.60%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0415	0.0508	0.0491	0.0156	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	0.0000 (b)
Total from investment operations	0.0177	0.0415	0.0508	0.0491	0.0156	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0415)	(0.0508)	(0.0491)	(0.0156)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.23%	5.20%	5.03%	1.58%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,787,442	$9,053,052	$6,001,997	$4,430,079	$2,384,409	$300,002
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.14%	0.15%	0.15%(d)
Net expenses	0.14%(d)	0.14%	0.14%	0.14%	0.14%	0.04%(d)
Net investment income (loss)	3.57%(d)	4.13%	5.04%	5.00%	2.00%	0.03%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of their respective Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0179	0.0418	0.0511	0.0494	0.0159	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	—
Total from investment operations	0.0179	0.0418	0.0511	0.0494	0.0159	0.0001
Distributions to shareholders from:
Net investment income	(0.0179)	(0.0418)	(0.0511)	(0.0494)	(0.0159)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.80%	4.26%	5.23%	5.06%	1.60%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$165,063,430	$172,632,136	$143,075,681	$126,252,999	$75,138,139	$84,009,144
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.11%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.11%	0.10%	0.05%
Net investment income (loss)	3.60%(d)	4.16%	5.09%	5.01%	1.63%	0.03%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Trust Class
	Six Months Ended 06/30/26 (Unaudited)	For the Period 06/13/25*- 12/31/25
Net asset value, beginning of period	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0176	0.0219
Net realized gain (loss)	0.0000 (a)	0.0000 (a)
Total from investment operations	0.0176	0.0219
Distributions to shareholders from:
Net investment income	(0.0176)	(0.0219)
Total distributions	(0.0176)	(0.0219)
Net asset value, end of period	$1.0000	$1.0000
Total return (b)	1.77%	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$409,444	$427,848
Ratios to Average Net Assets:
Total expenses	0.17%(c)	0.17%
Net expenses	0.17%(c)	0.17%
Net investment income (loss)	3.54%(c)	3.99%

*	Commencement of operations.
(a)	Amount is less than $0.00005 per share.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class G (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0181	0.0422	0.0515	0.0498	0.0162	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	—
Total from investment operations	0.0181	0.0422	0.0515	0.0498	0.0162	0.0001
Distributions to shareholders from:
Net investment income	(0.0181)	(0.0422)	(0.0515)	(0.0498)	(0.0162)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.82%	4.30%	5.27%	5.10%	1.63%	0.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,920,602	$9,200,546	$5,963,995	$4,765,804	$4,699,611	$7,180,149
Ratios to Average Net Assets:
Total expenses	0.07%(d)	0.07%	0.07%	0.07%	0.08%	0.08%
Net expenses	0.07%(d)	0.07%	0.07%	0.07%	0.07%	0.05%
Net investment income (loss)	3.64%(d)	4.20%	5.11%	4.98%	1.47%	0.03%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Select Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 6/2/22*- 12/31/22
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0180	0.0421	0.0514	0.0498	0.0152
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—
Total from investment operations	0.0180	0.0421	0.0514	0.0498	0.0152
Distributions to shareholders from:
Net investment income	(0.0180)	(0.0421)	(0.0514)	(0.0498)	(0.0152)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.82%	4.29%	5.27%	5.10%	1.62%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,460	$81,213	$66,377	$43,234	$28,693
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.11%	0.12%(d)
Net expenses	0.08%(d)	0.08%	0.08%	0.07%	0.08%(d)
Net investment income (loss)	3.63%(d)	4.19%	5.12%	5.02%	2.86%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Advantage Class (a)
	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Net asset value, beginning of period	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0165	0.0384
Net realized gain (loss)	0.0000 (b)	0.0000 (b)
Total from investment operations	0.0165	0.0384
Distributions to shareholders from:
Net investment income	(0.0165)	(0.0384)
Net asset value, end of period	$1.0000	$1.0000
Total return (c)	1.66%	3.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$191,472	$163,040
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%(d)
Net expenses	0.39%(d)	0.39%(d)
Net investment income (loss)	3.33%(d)	3.83%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Funds”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional U.S. Government Money Market Fund
Administration Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets Class
Institutional Class
Investment Class
Investor Class
Mercury Class
Opportunity Class
Premier Class
Trust Class
Class G
Select Class

August 23, 2016
October 13, 2021
October 20, 2021
October 20, 2021
January 18, 2018
October 17, 2007
March 21, 2016
June 24, 2026
October 28, 2021
October 25, 2007
June 13, 2025
October 5, 2014
June 2, 2022
Diversified
State Street Federal Government Money Market Fund	Advantage Class	January 6, 2025	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the State Street Institutional U.S. Government Money Market Fund's and State Street Federal Government Money Market Fund's proportionate interest in the net assets of the Portfolio (99.03% and 0.08%, respectively, at June 30, 2026). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with each Fund’s financial statements.
Each Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. Each Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
On June 13, 2025, the State Street Institutional Liquid Reserves Government Money Market Fund merged into State Street Institutional U.S. Government Money Market Fund. See Note 8 - Reorganization.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2026, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Funds' pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Funds' pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Each Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Fees and Transactions with Affiliates
Advisory Fee
The Funds pay no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Funds are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2027 to waive up to the full amount of the advisory fee payable by the State Street Institutional U.S. Government Money Market Fund and/or to reimburse the State Street Institutional U.S. Government Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Board. For the period ended June 30, 2026, the Adviser contractually waived fees in the amount of $14,774.
SSGA FM is contractually obligated until April 30, 2027 to reimburse the State Street Institutional U.S. Government Money Market Fund for expenses to the extent that Total Annual Fund Operating Expenses (exclusive of interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses or acquired fund fees and expenses) of the Select Class shares of the State Street Institutional U.S. Government Money Market Fund exceed 0.08% of average daily net assets on an annual basis. This reimbursement arrangement for Select Class shares of the State Street Institutional U.S. Government Money Market Fund may not be terminated prior to April 30, 2027 except with approval of the Fund's Board of Trustees. For the period ended June 30, 2026, the Adviser contractually waived fees in the amount of $0 for the State Street Institutional U.S. Government Money Market Fund.
In addition to any contractual expense limitation for a Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for each Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class, as applicable, within a Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”).The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, each Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Fund's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of a fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2026 were $0.
As of June 30, 2026, the Service Providers have not recouped any previously waived fees or expenses reimbursed and there are no previously waived/reduced fees subject to recoupment.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, each share class of the State Street Institutional U.S. Government Money Market Fund, except class G shares of the State Street Institutional U.S. Government Money Market Fund, pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. Class G shares pay a fee at an annual rate of 0.01% of the average daily net assets of such class to SSGA FM. The fees are accrued daily and paid monthly.
State Street serves as custodian of the State Street Institutional U.S. Government Money Market Fund for a separate fee that is paid by the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

SSGA FM serves as administrator of the State Street Federal Government Money Market Fund. This Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the "Operations and Administration Fee") at an annual rate 0.14% of average daily net assets. SSGA FM, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. SSGA FM bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund's investment in its corresponding master portfolio). The Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a "Proxy") to shareholders of a Fund; associated expenses of conducting meetings of a Fund's shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended June 30, 2026, SSGA FM voluntarily waived fees and reduced expenses in the amount of $57,979 as shown on the State Street Federal Government Money Market Fund's Statement of Operations.
State Street serves as the sub-administrator and custodian for the State Street Federal Government Money Market Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the State Street Federal Government Money Market Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The State Street Institutional U.S. Government Money Market Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the State Street Institutional U.S. Government Money Market Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to State Street Institutional U.S. Government Money Market Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the Fund’s net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2026, the State Street Institutional U.S. Government Money Market Fund's Administration Class shares and Investment Class shares paid $539,231 and $72,605, respectively, to SSGA FD under the Plan.
Under the State Street Institutional U.S. Government Money Market Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the State Street Institutional U.S. Government Money Market Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The State Street Institutional U.S. Government Money Market Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares, Trust Class shares and Mercury Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03%, 0.058%, and 0.03%. respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2026, the State Street Institutional U.S. Government Money Market Fund Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares, Trust Class shares, and Mercury Class shares paid SSGA FD $2,156,925, $18,854, $55,669, $5,449, $3,012,162, $181,512, $1,231,299, $1,720,323, $143,724, and $1, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

5. Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6. Income Tax Information
The State Street Institutional U.S. Government Money Market Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The State Street Federal Government Money Market Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.
Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The State Street Institutional U.S. Government Money Market Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the State Street Institutional U.S. Government Money Market Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
The State Street Federal Government Money Market Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
7. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statement of Assets and Liabilities, less any collateral held by the Funds.
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
8. Reorganization
On June 13, 2025, the State Street Institutional U.S. Government Money Market Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of the State Street Institutional Liquid Reserves Government Money Market Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the State Street Institutional U.S. Government Money Market Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders.
Under the terms of the Agreement and Plan of Reorganization, the State Street Institutional Liquid Reserves Government Money Market Fund assets, liabilities and obligations were transferred to the State Street Institutional U.S. Government Money Market Fund in return for shares of the State Street Institutional U.S. Government Money Market Fund. The State Street Institutional U.S. Government Money Market Fund shares were distributed pro rata to shareholders of the Fund in exchange for their Fund shares. Shareholders of the State Street Institutional Liquid Reserves Government Money Market Fund became shareholders of the State Street Institutional U.S. Government Money Market Fund and received shares of the State Street Institutional U.S. Government Money Market Fund with a value equal to their shares of the Fund at the time of the Reorganization.
The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:
	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Received from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Administration Class	$302,689,041	$302,689,041	$302,699,260	$1,915,735,483	$2,218,434,743
Bancroft Capital Class	14,783,741	14,783,741	14,783,631	234,875,831	249,659,462
Institutional Class	61,930,064	61,930,064	61,936,569	14,934,974,189	14,996,910,758
Investment Class	6,868	6,868	6,868	126,359,534	126,366,402
Investor Class	74,085,363	74,085,363	74,085,763	3,171,437,855	3,245,523,618
Opportunity Class	35,854,947	35,854,947	35,853,040	8,985,542,023	9,021,395,063
Premier Class	1,764,724,405	1,764,724,405	1,764,904,681	129,427,408,503	131,192,313,184
Trust Class*	669,364,704	669,364,704	669,346,369	—	669,346,369

*	New share class of the Acquiring Fund as a result of the Reorganization.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Federal Government Money Market Fund and State Street Institutional U.S. Government Money Market Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
 o Comparisons of the State Street Institutional U.S. Government Money Market Fund performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
_______________________________
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Fund;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to each Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Fund through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Fund Performance
The Board compared the State Street Institutional U.S. Government Money Market Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered each Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Institutional U.S. Government Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
32

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Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-866-392-0869. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—12.5%
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	3.655%	07/01/2026	01/21/2027	$125,000,000	$125,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.04% (a)	3.660%	07/01/2026	02/01/2027	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	3.665%	07/01/2026	05/26/2027	174,400,000	174,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	3.670%	07/01/2026	05/20/2027	164,900,000	164,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.05% (a)	3.670%	07/01/2026	07/20/2027	150,500,000	150,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.675%	07/01/2026	07/16/2027	101,400,000	101,400,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.05% (a)	3.680%	07/01/2026	09/17/2026	85,600,000	85,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.680%	07/01/2026	08/27/2027	67,000,000	67,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.680%	07/01/2026	09/27/2027	79,200,000	79,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.06% (a)	3.680%	07/01/2026	10/08/2027	167,100,000	167,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	12/07/2026	119,100,000	119,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	04/01/2027	287,686,000	287,686,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	11/05/2027	33,000,000	32,997,784
Federal Farm Credit Banks Funding Corp., SOFR + 0.07% (a)	3.690%	07/01/2026	12/06/2027	29,000,000	29,000,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.07% (a)	3.695%	07/01/2026	01/26/2027	276,900,000	276,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.695%	07/01/2026	11/16/2026	133,200,000	133,200,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.695%	07/01/2026	01/11/2028	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.700%	07/01/2026	11/23/2027	153,000,000	153,003,940
Federal Farm Credit Banks Funding Corp., SOFR + 0.08% (a)	3.700%	07/01/2026	01/12/2028	247,000,000	246,999,958
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	12/17/2027	240,000,000	240,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	01/03/2028	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	01/18/2028	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	02/23/2028	68,000,000	68,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	02/25/2028	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/02/2028	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/13/2028	150,500,000	150,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/16/2028	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/24/2028	77,000,000	77,000,000
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.705%	07/01/2026	03/27/2028	$99,300,000	$99,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	05/12/2027	33,000,000	33,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	09/28/2027	260,000,000	260,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/02/2028	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/09/2028	81,550,000	81,550,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/11/2028	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.09% (a)	3.710%	07/01/2026	02/17/2028	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.715%	07/01/2026	02/12/2027	225,300,000	225,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.10% (a)	3.720%	07/01/2026	06/23/2027	76,100,000	76,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.11% (a)(b)	3.725%	07/02/2026	12/02/2027	132,000,000	132,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	06/09/2027	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	06/16/2027	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	08/11/2027	119,500,000	119,500,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.12% (a)(b)	3.740%	07/01/2026	03/01/2028	32,900,000	32,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	07/09/2026	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	07/21/2026	94,900,000	94,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	09/08/2026	66,400,000	66,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	10/06/2026	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.745%	07/01/2026	08/18/2027	198,400,000	198,400,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	08/28/2026	33,100,000	33,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	11/02/2026	175,000,000	175,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	02/03/2027	106,100,000	106,100,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	10/22/2027	79,637,000	79,643,226
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	09/16/2026	246,900,000	246,900,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	10/21/2026	405,000,000	404,996,980
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	12/18/2026	247,400,000	247,420,262
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	01/08/2027	339,500,000	339,617,583
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	01/14/2027	70,000,000	70,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.755%	07/01/2026	10/01/2027	$334,550,000	$334,836,300
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.13% (a)	3.760%	07/01/2026	09/23/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.13% (a)	3.760%	07/01/2026	01/21/2028	41,300,000	41,300,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/04/2026	129,320,000	129,320,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/09/2026	590,600,000	590,600,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/23/2026	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	11/20/2026	243,700,000	243,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	11/25/2026	57,277,000	57,277,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	12/02/2026	62,200,000	62,200,000
Federal Farm Credit Banks Funding Corp., Fed Funds Rate + 0.18% (a)	3.810%	07/01/2026	11/02/2026	189,700,000	189,700,000
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.815%	07/01/2026	05/03/2027	56,400,000	56,442,759
Federal Farm Credit Banks Funding Corp., SOFR + 0.20% (a)	3.820%	07/01/2026	03/29/2027	46,600,000	46,633,095
Federal Farm Credit Banks Funding Corp., SOFR + 0.27% (a)	3.890%	07/01/2026	12/18/2026	28,500,000	28,527,007
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.896%	07/01/2026	11/24/2026	250,000,000	250,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.896%	07/01/2026	01/21/2027	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp., 3 mo. Treasury money market yield + 0.12% (a)	3.896%	07/01/2026	01/27/2027	100,000,000	100,000,000
Federal Home Loan Bank Discount Notes (c)	3.490%	09/21/2026	09/21/2026	461,600,000	457,930,537
Federal Home Loan Bank Discount Notes (c)	3.495%	09/16/2026	09/16/2026	455,761,000	452,353,997
Federal Home Loan Bank Discount Notes (c)	3.580%	01/21/2027	01/21/2027	455,800,000	446,553,337
Federal Home Loan Bank Discount Notes (c)	3.590%	11/25/2026	11/25/2026	955,800,000	941,788,769
Federal Home Loan Bank Discount Notes (c)	3.595%	11/10/2026	11/10/2026	455,800,000	449,791,796
Federal Home Loan Bank Discount Notes (c)	3.605%	10/16/2026	10/16/2026	181,180,000	179,238,682
Federal Home Loan Banks, SOFR + 0.03% (a)	3.650%	07/01/2026	12/21/2026	115,000,000	115,000,000
Federal Home Loan Banks, SOFR + 0.03% (a)	3.650%	07/01/2026	12/22/2026	150,000,000	150,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	12/15/2026	150,000,000	150,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	12/17/2026	350,000,000	350,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	12/21/2026	300,000,000	300,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.655%	07/01/2026	01/04/2027	108,000,000	108,000,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.660%	07/01/2026	11/25/2026	485,700,000	485,700,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.660%	07/01/2026	02/04/2027	599,200,000	599,200,000
Federal Home Loan Banks, SOFR + 0.04% (a)	3.660%	07/01/2026	02/18/2027	387,500,000	387,500,000
Federal Home Loan Banks, SOFR + 0.05% (a)	3.665%	07/01/2026	12/24/2026	352,900,000	352,900,000
Federal Home Loan Banks, SOFR + 0.06% (a)	3.675%	07/01/2026	02/18/2027	363,100,000	363,100,000
Federal Home Loan Banks, SOFR + 0.06% (a)	3.680%	07/01/2026	08/20/2027	238,100,000	238,100,000
Federal Home Loan Banks, SOFR + 0.07% (a)	3.685%	07/01/2026	06/15/2027	645,000,000	645,000,000
Federal Home Loan Banks, SOFR + 0.07% (a)	3.690%	07/01/2026	12/06/2027	243,000,000	243,000,000
Federal Home Loan Banks, SOFR + 0.08% (a)	3.700%	07/01/2026	10/04/2027	214,500,000	214,500,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.705%	07/01/2026	01/20/2028	229,000,000	229,000,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.705%	07/01/2026	03/06/2028	242,900,000	242,900,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	12/02/2027	500,000,000	500,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	12/03/2027	$220,800,000	$220,800,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	02/09/2028	121,400,000	121,400,000
Federal Home Loan Banks, SOFR + 0.09% (a)	3.710%	07/01/2026	02/11/2028	189,300,000	189,300,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.715%	07/01/2026	05/10/2027	369,000,000	369,000,000
Federal Home Loan Banks, SOFR + 0.10% (a)	3.720%	07/01/2026	12/20/2027	500,000,000	500,000,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.730%	07/01/2026	01/03/2028	235,800,000	235,800,000
Federal Home Loan Banks, SOFR + 0.11% (a)	3.730%	07/01/2026	01/05/2028	236,600,000	236,600,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.745%	07/01/2026	08/18/2027	145,900,000	145,900,000
Federal Home Loan Banks, SOFR + 0.13% (a)	3.745%	07/01/2026	10/22/2027	2,605,000	2,605,945
Federal Home Loan Banks, SOFR + 0.13% (a)	3.745%	07/01/2026	10/27/2027	30,390,000	30,401,138
Federal Home Loan Banks, SOFR + 0.13% (a)	3.750%	07/01/2026	10/22/2027	3,165,000	3,166,347
Federal Home Loan Banks, SOFR + 0.14% (a)	3.755%	07/01/2026	01/19/2027	192,600,000	192,600,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.755%	07/01/2026	01/21/2027	163,700,000	163,700,000
Federal Home Loan Banks, SOFR + 0.14% (a)	3.760%	07/01/2026	09/18/2026	185,000,000	185,000,129
Federal Home Loan Banks, SOFR + 0.14% (a)	3.760%	07/01/2026	10/29/2026	473,200,000	473,200,000
Federal Home Loan Banks, SOFR + 0.20% (a)	3.820%	07/01/2026	12/18/2026	47,000,000	47,011,266
Federal Home Loan Mortgage Corp., SOFR + 0.10% (a)	3.715%	07/01/2026	05/05/2027	559,100,000	559,100,000
Federal Home Loan Mortgage Corp., SOFR + 0.12% (a)	3.740%	07/01/2026	08/11/2027	95,600,000	95,600,000
Federal Home Loan Mortgage Corp., SOFR + 0.13% (a)	3.750%	07/01/2026	09/02/2027	143,200,000	143,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/04/2026	599,300,000	599,300,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/23/2026	578,000,000	578,000,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/16/2026	416,300,000	416,309,580
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	09/22/2027	476,800,000	476,800,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/06/2027	478,200,000	478,200,000
Federal Home Loan Mortgage Corp., SOFR + 0.14% (a)	3.760%	07/01/2026	10/14/2027	190,000,000	190,000,000
Federal National Mortgage Association, SOFR + 0.08% (a)	3.700%	07/01/2026	12/22/2027	413,600,000	413,600,000
Federal National Mortgage Association, SOFR + 0.08% (a)	3.700%	07/01/2026	01/07/2028	319,600,000	319,600,000
Federal National Mortgage Association, SOFR + 0.09% (a)	3.705%	07/01/2026	03/06/2028	344,800,000	344,800,000
Federal National Mortgage Association, SOFR + 0.09% (a)	3.710%	07/01/2026	02/02/2028	293,300,000	293,300,000
Federal National Mortgage Association, SOFR + 0.12% (a)	3.740%	07/01/2026	07/29/2026	536,750,000	536,757,107
Federal National Mortgage Association, SOFR + 0.14% (a)	3.755%	07/01/2026	08/21/2026	589,200,000	589,200,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	09/11/2026	530,800,000	530,799,771
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	10/23/2026	91,700,000	91,700,000
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	11/20/2026	713,504,000	713,606,726
Federal National Mortgage Association, SOFR + 0.14% (a)	3.760%	07/01/2026	12/11/2026	126,100,000	126,100,000
TOTAL GOVERNMENT AGENCY DEBT					28,624,167,021
TREASURY DEBT—28.3%
U.S. Treasury Bills (c)	3.480%	07/09/2026	07/09/2026	2,142,630,000	2,140,974,473
U.S. Treasury Bills (c)	3.500%	07/02/2026	07/02/2026	2,212,670,000	2,212,455,143
U.S. Treasury Bills (c)	3.500%	08/13/2026	08/13/2026	1,205,800,000	1,200,759,086
U.S. Treasury Bills (c)	3.500%	08/20/2026	08/20/2026	1,372,530,000	1,365,859,528
U.S. Treasury Bills (c)	3.525%	07/30/2026	07/30/2026	1,100,100,000	1,096,976,174
U.S. Treasury Bills (c)	3.525%	08/27/2026	08/27/2026	799,650,000	795,186,953
U.S. Treasury Bills (c)	3.531%	08/06/2026	08/06/2026	1,301,030,000	1,296,438,970
U.S. Treasury Bills (c)	3.590%	10/22/2026	10/22/2026	631,000,000	623,889,506
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Bills (c)	3.609%	10/08/2026	10/08/2026	$2,002,950,000	$1,983,055,126
U.S. Treasury Bills (c)	3.610%	07/23/2026	07/23/2026	894,000,000	892,027,737
U.S. Treasury Bills (c)	3.610%	10/15/2026	10/15/2026	2,364,800,000	2,339,687,719
U.S. Treasury Bills (c)	3.610%	11/05/2026	11/05/2026	2,199,000,000	2,170,995,124
U.S. Treasury Bills (c)	3.615%	11/12/2026	11/12/2026	3,400,000,000	3,354,284,581
U.S. Treasury Bills (c)	3.620%	09/01/2026	09/01/2026	190,000,000	188,815,456
U.S. Treasury Bills (c)	3.625%	08/18/2026	08/18/2026	480,000,000	477,680,000
U.S. Treasury Bills (c)	3.630%	09/24/2026	09/24/2026	761,900,000	755,369,882
U.S. Treasury Bills (c)	3.712%	10/01/2026	10/01/2026	3,600,600,000	3,566,609,024
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.874%	07/01/2026	01/31/2027	1,798,890,000	1,798,855,961
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.875%	07/01/2026	01/31/2028	2,128,380,000	2,128,291,516
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (a)	3.879%	07/01/2026	04/30/2028	778,000,000	778,221,659
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.935%	07/01/2026	07/31/2027	1,287,480,000	1,287,109,940
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (a)	3.936%	07/01/2026	04/30/2027	611,070,000	611,074,283
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (a)	3.958%	07/01/2026	07/31/2026	2,084,470,000	2,084,350,605
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (a)	3.966%	07/01/2026	10/31/2027	504,000,000	504,000,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (a)	3.981%	07/01/2026	10/31/2026	1,634,560,000	1,634,656,945
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	285,990,000	283,648,015
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	1,805,540,000	1,793,469,686
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	2,371,710,000	2,370,337,005
U.S. Treasury Notes	3.573%	01/31/2027	01/31/2027	564,210,000	557,508,625
U.S. Treasury Notes	3.575%	02/15/2027	02/15/2027	1,394,780,000	1,399,516,620
U.S. Treasury Notes	3.576%	02/28/2027	02/28/2027	177,550,000	178,178,823
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	662,500,000	664,302,212
U.S. Treasury Notes	3.578%	01/31/2027	01/31/2027	224,860,000	225,561,844
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	950,470,000	952,083,133
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	2,162,640,000	2,144,315,116
U.S. Treasury Notes	3.587%	11/15/2026	11/15/2026	337,650,000	338,952,294
U.S. Treasury Notes	3.610%	09/30/2026	09/30/2026	371,932,000	370,063,295
U.S. Treasury Notes	3.617%	07/31/2026	07/31/2026	523,000,000	522,257,480
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	1,248,540,000	1,237,175,172
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	1,696,680,000	1,701,636,379
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	2,131,770,000	2,107,157,157
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	955,653,000	957,004,085
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	946,130,000	937,017,123
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	3,802,150,000	3,811,942,466
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	820,854,000	816,965,631
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	328,030,000	328,103,771
U.S. Treasury Notes	3.692%	08/31/2026	08/31/2026	109,750,000	109,336,053
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	1,781,535,000	1,777,179,978
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	1,302,186,000	1,302,908,694
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	485,483,000	481,355,305
U.S. Treasury Notes	3.759%	04/30/2027	04/30/2027	353,670,000	353,639,479
U.S. Treasury Notes	3.845%	03/31/2027	03/31/2027	135,160,000	131,997,414
TOTAL TREASURY DEBT					65,141,238,246
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—18.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal National Mortgage Associations, 0.447% - 5.500% due 03/25/2033 - 06/25/2056, Federal Home Loan Mortgage Corporations, 0.000% - 5.000% due 10/15/2047 - 06/25/2056 and Government National Mortgage Associations, 0.000% - 13.654% due 05/20/2040 - 09/20/2074, valued at $1,589,052,952); expected proceeds $1,498,151,881	3.650%	07/01/2026	07/01/2026	$1,498,000,000	$1,498,000,000
Agreement with Bank of Montreal and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Government National Mortgage Associations, 5.500% - 6.500% due 05/20/2056 - 06/20/2056, valued at $51,000,001); expected proceeds $50,005,070	3.650%	07/01/2026	07/01/2026	50,000,000	50,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 6.000% due 02/15/2040 - 06/25/2056, Federal National Mortgage Associations, 0.000% - 6.000% due 09/25/2026 - 03/25/2061, Government National Mortgage Associations, 0.000% - 6.000% due 02/20/2032 - 11/20/2074 and U.S. Treasury Strips, 0.000% due 08/15/2030 - 08/15/2052, valued at $509,750,216); expected proceeds $495,050,188	3.650%	07/01/2026	07/01/2026	495,000,000	495,000,000
Agreement with Canadian Imperial Bank of Commerce and
Bank of New York Mellon (Tri-Party), dated 06/30/2026
(collateralized by Federal Home Loan Mortgage
Corporations, 1.500% - 7.500% due 05/01/2033 -
07/01/2056, Federal National Mortgage Associations,
1.500% - 7.500% due 01/01/2027 - 01/01/2057,
Government National Mortgage Associations, 3.000% -
7.500% due 11/15/2038 - 07/20/2055, U.S. Treasury
Bills, 0.000% due 07/21/2026 - 04/15/2027,
U.S. Treasury Strips, 0.000% due 11/15/2026 -
11/15/2029, U.S. Treasury Bonds, 2.250% - 3.625% due
05/15/2042 - 02/15/2049, U.S. Treasury Notes, 0.625% -
4.625% due 12/31/2027 - 11/30/2032 and a
U.S. Treasury Inflation Index Note, 1.250% due
04/15/2031, valued at $1,009,800,040); expected
proceeds $990,100,375
	3.650%	07/01/2026	07/01/2026	990,000,000	990,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/19/2026 (collateralized by Federal National Mortgage Associations, 0.160% - 12.578% due 07/25/2029 - 11/25/2057, Federal Home Loan Mortgage Corporations, 0.000% - 5.000% due 05/25/2029 - 08/25/2055 and Government National Mortgage Associations, 0.000% - 7.000% due 06/16/2042 - 05/20/2076, valued at $370,800,000); expected proceeds $364,488,000 (d)	3.740%	07/17/2026	07/17/2026	360,000,000	360,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/01/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 9.678% due 09/25/2027 - 08/15/2057, Federal National Mortgage Associations, 0.000% - 6.500% due 11/25/2027 - 10/25/2060 and Government National Mortgage Associations, 0.000% - 7.000% due 05/20/2037 - 12/20/2075, valued at $515,000,000); expected proceeds $506,115,278 (d)	3.700%	08/28/2026	08/28/2026	$500,000,000	$500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 6.000% due 05/25/2028 - 06/25/2056, Federal National Mortgage Associations, 0.000% - 6.000% due 07/25/2032 - 03/25/2060 and Government National Mortgage Associations, 0.000% - 7.500% due 05/20/2041 - 04/20/2076, valued at $978,500,000); expected proceeds $961,748,333 (d)	3.710%	07/01/2026	10/28/2026	950,000,000	950,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 8.978% due 09/25/2026 - 05/25/2056, Federal National Mortgage Associations, 0.000% - 5.500% due 06/25/2029 - 06/25/2056 and Government National Mortgage Associations, 0.000% - 7.000% due 12/16/2039 - 09/20/2075, valued at $515,000,000); expected proceeds $500,050,695	3.650%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 7.000% due 05/01/2032 - 03/01/2056, Federal Home Loan Banks, 2.750% - 5.350% due 06/23/2031 - 06/12/2034, Federal National Mortgage Associations, 1.170% - 6.500% due 10/01/2030 - 05/01/2056, Government National Mortgage Associations, 2.291% - 7.500% due 10/20/2047 - 04/20/2056 and a U.S. Treasury Bond, 1.625% due 11/15/2050, valued at $1,009,124,078); expected proceeds $989,100,274	3.650%	07/01/2026	07/01/2026	989,000,000	989,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 04/01/2031 and Federal National Mortgage Associations, 1.500% - 7.500% due 05/01/2030 - 07/01/2060, valued at $1,020,000,000); expected proceeds $1,000,101,389	3.650%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.000% due 01/01/2032 - 06/01/2056, Federal National Mortgage Associations, 2.000% - 7.500% due 09/01/2029 - 02/01/2064, Government National Mortgage Associations, 4.500% - 5.500% due 12/20/2054 - 04/20/2056 and U.S. Treasury Notes, 3.625% - 4.250% due 06/30/2029 - 08/15/2035, valued at $2,907,000,046); expected proceeds $2,850,288,958	3.650%	07/01/2026	07/01/2026	2,850,000,000	2,850,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.500% - 7.500% due 10/01/2027 - 06/01/2056, Federal National Mortgage Associations, 1.000% - 8.500% due 08/01/2028 - 06/01/2063 and U.S. Treasury Notes, 1.250% - 4.125% due 01/31/2028 - 03/31/2032, valued at $9,180,000,001); expected proceeds $9,000,912,500	3.650%	07/01/2026	07/01/2026	$9,000,000,000	$9,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 6.500% due 03/01/2051 - 06/01/2056 and Federal National Mortgage Associations, 3.500% - 7.000% due 10/01/2051 - 01/01/2056, valued at $2,040,000,000); expected proceeds $2,000,203,333	3.660%	07/01/2026	07/01/2026	2,000,000,000	2,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 7.000% due 05/01/2028 - 07/01/2056, Federal National Mortgage Associations, 0.020% - 6.500% due 05/01/2036 - 07/25/2056 and Government National Mortgage Associations, 0.000% - 8.739% due 03/15/2029 - 04/20/2075, valued at $7,017,242,490); expected proceeds $6,871,696,643	3.650%	07/01/2026	07/01/2026	6,871,000,000	6,871,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.913% - 7.500% due 01/01/2031 - 06/01/2056 and Federal National Mortgage Associations, 2.000% - 7.000% due 12/01/2027 - 07/01/2056, valued at $805,800,001); expected proceeds $790,080,097	3.650%	07/01/2026	07/01/2026	790,000,000	790,000,000
Agreement with ING Financial Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% - 6.500% due 10/01/2052 - 05/01/2056, Federal National Mortgage Associations, 2.500% - 6.500% due 02/01/2032 - 12/01/2055 and a U.S. Treasury Note, 3.750% due 10/31/2032, valued at $204,000,001); expected proceeds $200,020,278	3.650%	07/01/2026	07/01/2026	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/25/2026 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% - 6.500% due 09/25/2026 - 03/25/2061, Federal National Mortgage Associations, 0.000% - 6.500% due 09/25/2027 - 03/25/2060 and Government National Mortgage Associations, 0.000% - 6.500% due 03/16/2030 - 12/16/2068, valued at $3,335,912,816); expected proceeds $3,280,392,000 (d)	3.740%	07/01/2026	10/23/2026	3,240,000,000	3,240,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 4.500% due 02/01/2041 - 11/01/2048, Federal National Mortgage Associations, 1.500% - 7.000% due 10/01/2028 - 05/01/2058 and Government National Mortgage Associations, 3.000% - 4.000% due 03/15/2041 - 09/20/2065, valued at $2,450,040,000); expected proceeds $2,402,243,536	3.650%	07/01/2026	07/01/2026	$2,402,000,000	$2,402,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.901% - 6.000% due 09/01/2051 - 06/01/2056, Federal National Mortgage Associations, 2.500% - 5.500% due 10/01/2044 - 06/01/2064, a Government National Mortgage Association, 3.500% due 12/20/2051 and U.S. Treasury Notes, 2.500% - 3.500% due 03/31/2027 - 03/15/2029, valued at $255,000,002); expected proceeds $250,025,347	3.650%	07/01/2026	07/01/2026	250,000,000	250,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.000% due 07/25/2026 - 07/01/2056, Federal National Mortgage Associations, 2.000% - 7.000% due 08/01/2026 - 06/01/2056 and Government National Mortgage Associations, 3.000% - 8.000% due 12/15/2030 - 06/20/2056, valued at $1,071,197,879); expected proceeds $1,050,106,458	3.650%	07/01/2026	07/01/2026	1,050,000,000	1,050,000,000
Agreement with Morgan Stanley & Co. LLC and Bank of New York Mellon (Tri-Party), dated 06/26/2026 (collateralized by Federal Home Loan Mortgage Corporations, 4.650% - 5.500% due 07/25/2029 - 08/25/2055, Federal Home Loan Mortgage Corporation Strip, 3.000% due 06/15/2050, Federal National Mortgage Associations, 3.008% - 4.528% due 08/25/2035 - 09/25/2054, Federal National Mortgage Associations Strips, 0.000% - 5.000% due 11/01/2039 - 01/01/2040 and a Government National Mortgage Association, 2.541% due 05/20/2053, valued at $255,290,931); expected proceeds $252,356,250 (d)	3.770%	07/01/2026	09/24/2026	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 1.005% - 8.000% due 08/01/2027 - 01/01/2056, Federal Home Loan Banks, 2.500% - 3.675% due 07/09/2027 - 12/10/2027, Federal National Mortgage Associations, 1.000% - 7.000% due 07/25/2026 - 01/01/2056, Government National Mortgage Associations, 2.000% - 8.000% due 09/20/2026 - 05/20/2056 and a U.S. Treasury Note, 3.874% due 01/31/2027, valued at $1,392,300,049); expected proceeds $1,365,138,775	3.660%	07/01/2026	07/01/2026	1,365,000,000	1,365,000,000
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.000% due 09/01/2040 - 06/01/2056, Federal National Mortgage Associations, 2.000% - 6.500% due 08/01/2031 - 04/01/2056, Government National Mortgage Associations, 2.500% - 6.500% due 02/20/2039 - 06/20/2056 and a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, valued at $865,980,000); expected proceeds $849,086,079	3.650%	07/01/2026	07/01/2026	$849,000,000	$849,000,000
Agreement with Santander and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% - 7.000% due 04/01/2029 - 07/01/2056, Federal National Mortgage Associations, 2.000% - 7.000% due 07/01/2031 - 12/01/2062, Government National Mortgage Associations, 2.500% - 7.000% due 06/20/2027 - 12/20/2065 and U.S. Treasury Notes, 3.750% - 4.375% due 08/31/2026 - 05/15/2034, valued at $510,000,000); expected proceeds $500,050,694	3.650%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with UBS Securities LLC and Bank of New York
Mellon (Tri-Party), dated 06/30/2026 (collateralized by
Federal Home Loan Banks, 2.900% - 4.600% due
05/28/2027 - 02/18/2037, Federal Farm Credit Banks,
0.900% - 5.370% due 08/03/2026 - 04/22/2041, Federal
Home Loan Mortgage Corporations, 0.000% - 6.750%
due 08/15/2027 - 02/20/2031, Federal National
Mortgage Associations, 0.000% - 6.625% due
03/23/2027 - 11/15/2030, Resolution Funding Strips,
0.000% due 07/15/2026, Tennessee Valley Authorities,
0.000% - 5.880% due 11/01/2026 - 09/15/2039,
U.S. Treasury Bills, 0.000% due 08/27/2026 -
12/17/2026, U.S. Treasury Strips, 0.000% due
08/15/2026 - 11/15/2052, U.S. Treasury Bonds, 1.750%
- 6.500% due 11/15/2026 - 05/15/2055, U.S. Treasury
Inflation Index Bonds, 0.125% - 3.875% due 01/15/2027
- 02/15/2056, U.S. Treasury Inflation Index Notes,
0.125% - 2.375% due 01/15/2027 - 07/15/2035 and
U.S. Treasury Notes, 0.500% - 4.875% due 07/15/2026 -
05/15/2036, valued at $153,000,000); expected
proceeds $150,015,208
	3.650%	07/01/2026	07/01/2026	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal National Mortgage Associations, 1.500% - 8.000% due 12/01/2026 - 05/01/2058, valued at $2,242,187,310); expected proceeds $2,198,222,853	3.650%	07/01/2026	07/01/2026	2,198,000,000	2,198,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					41,297,000,000
TREASURY REPURCHASE AGREEMENTS—32.8%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2026 (collateralized by U.S. Treasury Notes, 0.875% – 4.875% due 06/15/2027 – 11/15/2055, valued at $3,021,562,904); expected proceeds $2,965,300,618	3.650%	07/01/2026	07/01/2026	2,965,000,000	2,965,000,000
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2054 and a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2031, valued at $510,000,001); expected proceeds $500,050,694	3.650%	07/01/2026	07/01/2026	$500,000,000	$500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 10/15/2028 - 01/15/2033, valued at $357,000,022); expected proceeds $350,035,389	3.640%	07/01/2026	07/01/2026	350,000,000	350,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 01/15/2027 - 04/15/2031, valued at $703,800,089); expected proceeds $690,070,917	3.700%	07/01/2026	07/01/2026	690,000,000	690,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2026 and U.S. Treasury Notes, 3.625% - 4.000% due 08/31/2029 - 02/28/2030, valued at $44,952); expected proceeds $44,004	3.500%	07/01/2026	07/01/2026	44,000	44,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 12/24/2026 and U.S. Treasury Bonds, 2.000% - 4.750% due 08/15/2051 - 02/15/2056, valued at $102,000,015); expected proceeds $100,010,000	3.600%	07/01/2026	07/01/2026	100,000,000	100,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 1.375% - 2.375% due 01/15/2027 - 02/15/2056 and a U.S. Treasury Bond, 4.000% due 11/15/2052, valued at $1,020,000,050); expected proceeds $1,000,100,833	3.630%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 03/16/2026 (collateralized by U.S. Treasury Bills, 0.000% due 06/10/2027, U.S. Treasury Bonds, 2.750% - 6.375% due 08/15/2027 - 02/15/2055 and U.S. Treasury Notes, 1.750% - 4.875% due 07/31/2026 - 02/15/2035, valued at $790,500,042); expected proceeds $784,478,681 (d)	3.700%	07/13/2026	07/13/2026	775,000,000	775,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/17/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2026 - 12/24/2026, U.S. Treasury Bonds, 1.625% - 4.500% due 05/15/2038 - 11/15/2050 and U.S. Treasury Notes, 0.625% - 4.875% due 10/31/2026 - 04/30/2031, valued at $612,000,000); expected proceeds $600,912,500	3.650%	07/02/2026	07/02/2026	600,000,000	600,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 2.000% due 11/15/2041, a U.S. Treasury Inflation Index Note, 1.625% due 10/15/2027 and a U.S. Treasury Note, 4.000% due 07/31/2029, valued at $3,315,000,013); expected proceeds $3,250,328,611	3.640%	07/01/2026	07/01/2026	3,250,000,000	3,250,000,000
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/09/2026 - 06/10/2027 and U.S. Treasury Notes, 0.375% - 4.625% due 07/31/2026 - 11/15/2034, valued at $8,160,000,024); expected proceeds $8,000,808,889	3.640%	07/01/2026	07/01/2026	$8,000,000,000	$8,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/09/2026 - 06/10/2027, U.S. Treasury Bonds, 1.125% - 4.875% due 05/15/2038 - 11/15/2055 and U.S. Treasury Notes, 0.500% - 4.875% due 07/31/2026 - 11/15/2035, valued at $8,160,000,059); expected proceeds $8,000,811,111	3.650%	07/01/2026	07/01/2026	8,000,000,000	8,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/21/2026 - 10/13/2026, valued at $102,000,054); expected proceeds $100,010,111	3.640%	07/01/2026	07/01/2026	100,000,000	100,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/23/2026 - 02/18/2027, U.S. Treasury Bonds, 1.125% - 5.000% due 02/15/2039 - 05/15/2056 and U.S. Treasury Notes, 0.500% - 4.875% due 08/31/2026 - 11/15/2035, valued at $6,109,800,000); expected proceeds $5,990,605,656	3.640%	07/01/2026	07/01/2026	5,990,000,000	5,990,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/20/2026, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 01/15/2031 - 07/15/2032 and U.S. Treasury Notes, 3.500% - 4.250% due 02/15/2029 - 08/15/2035, valued at $1,020,000,058); expected proceeds $1,000,100,000	3.600%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/22/2026 and a U.S. Treasury Note, 3.750% due 12/31/2028, valued at $1,866,600,054); expected proceeds $1,830,185,033	3.640%	07/01/2026	07/01/2026	1,830,000,000	1,830,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 2.375% - 4.750% due 15/02/2043 - 15/02/2055, valued at $5,967,603,354); expected proceeds $5,850,591,500	3.640%	07/01/2026	07/01/2026	5,850,000,000	5,850,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bill, 0.000% due 10/20/2026 and U.S. Treasury Notes, 2.875% - 4.250% due 04/30/2027 - 05/15/2035, valued at $4,080,000,000); expected proceeds $4,000,405,556	3.650%	07/01/2026	07/01/2026	4,000,000,000	4,000,000,000
Agreement with Fixed Income Clearing Corp. and Northern Trust (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 4.750% due 02/15/2045 and U.S. Treasury Notes, 1.875% - 4.250% due 11/30/2031 - 08/15/2035, valued at $5,661,000,000); expected proceeds $5,550,561,167	3.640%	07/01/2026	07/01/2026	5,550,000,000	5,550,000,000
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp., dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027 and U.S. Treasury Notes, 1.875% – 4.625% due 08/15/2027 – 11/15/2049, valued at $6,120,248,097); expected proceeds $6,000,610,000	3.660%	07/01/2026	07/01/2026	$6,000,000,000	$6,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 3.125% due 05/15/2048 and a U.S. Treasury Note, 3.981% due 10/31/2026, valued at $255,000,031); expected proceeds $250,024,306	3.500%	07/01/2026	07/01/2026	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 4.250% due 06/30/2033 and a U.S. Treasury Strip, 0.000% due 11/15/2040, valued at $510,000,001); expected proceeds $500,041,667	3.000%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.250% due 06/30/2033 - 11/15/2034, valued at $510,000,092); expected proceeds $500,038,194	2.750%	07/01/2026	07/01/2026	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2036 - 02/15/2054, a U.S. Treasury Bond, 3.000% due 05/15/2042 and a U.S. Treasury Inflation Index Note, 1.250% due 04/15/2028, valued at $306,000,001); expected proceeds $300,030,333	3.640%	07/01/2026	07/01/2026	300,000,000	300,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2026 (collateralized by U.S. Treasury Notes, 1.750% - 4.375% due 11/30/2028 - 01/31/2029, valued at $953,700,065); expected proceeds $936,037,071	3.630%	07/01/2026	07/07/2026	935,000,000	935,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 0.250% due 07/15/2029 and U.S. Treasury Notes, 1.250% - 4.250% due 08/31/2027 - 07/31/2032, valued at $12,049,260,135); expected proceeds $11,814,194,426	3.640%	07/01/2026	07/01/2026	11,813,000,000	11,813,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.125% – 4.875% due 02/28/2027 – 02/15/2036 and a U.S. Treasury Bill, 0.000% due 07/30/2026, valued at $1,412,440,559); expected proceeds $1,385,140,039	3.640%	07/01/2026	07/01/2026	1,385,000,000	1,385,000,000
Agreement with National Australia Bank, Ltd., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $560,984,026); expected proceeds $550,055,611	3.640%	07/01/2026	07/01/2026	550,000,000	550,000,000
Agreement with Prudential Insurance Co., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 2.375%–4.625% due 07/31/2026 – 11/15/2052 and U.S. Treasury Strips, 0.000% due 02/15/2037 – 05/15/2052, valued at $601,017,698); expected proceeds $589,204,896	3.660%	07/01/2026	07/01/2026	589,145,000	589,145,000
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Prudential Legacy Insurance Co., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.000% – 4.750% due 12/31/2032 – 11/15/2053 and a U.S. Treasury Strip, 0.000% due 02/15/2040, valued at $153,434,895); expected proceeds $150,540,303	3.660%	07/01/2026	07/01/2026	$150,525,000	$150,525,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 4.500% due 05/15/2038, a U.S. Treasury Inflation Index Bond, 0.625% due 02/15/2043, U.S. Treasury Notes, 0.500% - 4.875% due 07/31/2026 - 02/15/2033, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 01/15/2029 - 07/15/2035 and U.S. Treasury Strips, 0.000% due 05/15/2029 - 11/15/2035, valued at $1,581,000,042); expected proceeds $1,550,156,722	3.640%	07/01/2026	07/01/2026	1,550,000,000	1,550,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 4.125% due 06/30/2031, valued at $428,400,045); expected proceeds $420,042,583	3.650%	07/01/2026	07/01/2026	420,000,000	420,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					75,492,714,000
TOTAL INVESTMENTS –91.6% (e)(f)					210,555,119,267
Other Assets in Excess of Liabilities —8.4%					19,390,095,025
NET ASSETS –100.0%					$229,945,214,292

(a)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(b)	When-issued security.
(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $6,075,000,000 or 2.6% of net assets as of June 30, 2026.
(e)	Also represents the cost for federal tax purposes.
(f)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).

Abbreviations:
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$94,455,405,267
Repurchase agreements, at value and amortized cost	116,099,714,000
Total Investments	210,555,119,267
Cash	22,779,110,612
Interest receivable — unaffiliated issuers	358,524,389
TOTAL ASSETS	233,692,754,268
LIABILITIES
Payable for investments purchased	3,731,509,025
Advisory and administrator fee payable	9,248,839
Custody, sub-administration and transfer agent fees payable	6,232,746
Trustees’ fees and expenses payable	7,648
Professional fees payable	386,329
Printing fees payable	111,394
Accrued expenses and other liabilities	43,995
TOTAL LIABILITIES	3,747,539,976
NET ASSETS	$229,945,214,292
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$4,082,128,286
EXPENSES
Advisory and administrator fee	54,948,616
Custodian, sub-administrator and transfer agent fees	6,526,468
Trustees’ fees and expenses	631,816
Professional fees and expenses	605,761
Printing and postage fees	72,134
Insurance expense	24,246
Miscellaneous expenses	20,019
TOTAL EXPENSES	62,829,060
NET INVESTMENT INCOME (LOSS)	$4,019,299,226
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	181,501
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$4,019,480,727
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$4,019,299,226	$7,608,288,217
Net realized gain (loss)	181,501	669,016
Net increase (decrease) in net assets resulting from operations	4,019,480,727	7,608,957,233
CAPITAL TRANSACTIONS
Contributions	568,105,781,681	817,194,006,112
Withdrawals	(563,151,545,392)	(777,573,572,045)
Net increase (decrease) in net assets from capital transactions	4,954,236,289	39,620,434,067
Net increase (decrease) in net assets during the period	8,973,717,016	47,229,391,300
Net assets at beginning of period	220,971,497,276	173,742,105,976
NET ASSETS AT END OF PERIOD	$229,945,214,292	$220,971,497,276
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	1.78%	4.32%	5.30%	5.17%	1.63%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$229,945,214	$220,971,497	$173,742,106	$152,097,365	$91,338,606	$97,388,223
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	3.66%(b)	4.25%	5.14%	5.06%	1.71%	0.01%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
18

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
19

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4. Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the Portfolio had invested in repurchase agreements with the gross values of $116,099,714,000 and associated collateral equal to $119,253,376,191.
5. Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
20

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2026.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8. Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
22

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and  non-management expenses over the past five calendar years; and
 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
23

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
24

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data
25

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board
26

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Institutional Treasury Money Market Fund
State Street Federal Treasury Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Institutional Treasury Money Market Fund	State Street Federal Treasury Money Market Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$14,921,105,255	$145,292,366
Receivable for fund shares sold	47,190	434,600
Receivable from Adviser	5,410	6,305
TOTAL ASSETS	14,921,157,855	145,733,271
LIABILITIES
Due to custodian	18,104	—
Payable for fund shares repurchased	1,151	2,152,489
Administration fees payable	653,236	16,631
Shareholder servicing fee payable	245,809	293,202
Distribution fees payable	43,248	—
Transfer agent fees payable	11,165	—
Registration and filing fees payable	10,707	—
Professional fees payable	18,817	—
Printing fees payable	7,000	—
Distribution payable	11,630,051	273
Accrued expenses and other liabilities	46,265	7,238
TOTAL LIABILITIES	12,685,553	2,469,833
NET ASSETS	$14,908,472,302	$143,263,438
NET ASSETS CONSIST OF:
Paid-in capital	$14,908,215,776	$143,263,050
Total distributable earnings (loss)	256,526	388
NET ASSETS	$14,908,472,302	$143,263,438
NET ASSET VALUE PER SHARE
Administration Class
Net Assets	$577,220,160	$—
Shares Outstanding	577,214,205	—
Net asset value, offering and redemption price per share	$1.00	$—
Bancroft Capital Class
Net Assets	$100,768	$—
Shares Outstanding	100,751	—
Net asset value, offering and redemption price per share	$1.00	$—
Cabrera Capital Markets Class
Net Assets	$202,006	$—
Shares Outstanding	201,978	—
Net asset value, offering and redemption price per share	$1.00	$—
Institutional Class
Net Assets	$2,401,747,670	$—
Shares Outstanding	2,401,729,180	—
Net asset value, offering and redemption price per share	$1.00	$—
Investment Class
Net Assets	$237,397,906	$—
Shares Outstanding	237,394,046	—
Net asset value, offering and redemption price per share	$1.00	$—
Investor Class
Net Assets	$448,609,396	$—
Shares Outstanding	448,603,693	—
Net asset value, offering and redemption price per share	$1.00	$—
Opportunity Class
Net Assets	$58,905,727	$—
Shares Outstanding	58,903,252	—
Net asset value, offering and redemption price per share	$1.00	$—
Premier Class
Net Assets	$11,184,288,669	$—
Shares Outstanding	11,184,169,433	—
Net asset value, offering and redemption price per share	$1.00	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026 (Unaudited)

	State Street Institutional Treasury Money Market Fund	State Street Federal Treasury Money Market Fund
Advantage Class
Net Assets	$—	$143,263,438
Shares Outstanding	—	143,263,050
Net asset value, offering and redemption price per share	$—	$1.00
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Institutional Treasury Money Market Fund	State Street Federal Treasury Money Market Fund
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$291,621,240	$2,632,749
Expenses allocated from affiliated Portfolio	(4,545,299)	(35,381)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	287,075,941	2,597,368
EXPENSES
Administration fees
Administration Class	142,778	—
Bancroft Capital Class	23	—
Cabrera Capital Markets Class	109	—
Institutional Class	643,330	—
Investment Class	47,112	—
Investor Class	82,516	—
Opportunity Class	22,544	—
Premier Class	2,991,792	—
Advantage Class	—	99,205
Shareholder servicing fees
Administration Class	571,111	—
Bancroft Capital Class	13	—
Cabrera Capital Markets Class	66	—
Institutional Class	385,998	—
Investment Class	235,561	—
Investor Class	132,026	—
Opportunity Class	13,527	—
Advantage Class	—	177,152
Distribution fees
Administration Class	142,778	—
Investment Class	94,224	—
Custodian fees	19,767	—
Trustees’ fees and expenses	56	7,185
Transfer agent fees	8,530	—
Registration and filing fees	308,348	—
Professional fees	29,667	—
Printing and postage fees	8,796	—
Insurance expense	13,809	—
Miscellaneous expenses	68,018	—
TOTAL EXPENSES	5,962,499	283,542
Expenses waived/reimbursed by the Adviser	(5,945)	(42,518)
NET EXPENSES	5,956,554	241,024
NET INVESTMENT INCOME (LOSS)	$281,119,387	$2,356,344
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio	(38,812)	(337)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$281,080,575	$2,356,007
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Institutional Treasury Money Market Fund		State Street Federal Treasury Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$281,119,387	$535,433,716	$2,356,344	$2,242,607
Net realized gain (loss)	(38,812)	139,893	(337)	984
Net increase (decrease) in net assets resulting from operations	281,080,575	535,573,609	2,356,007	2,243,591
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	(9,560,292)	(22,267,169)	—	—
Bancroft Capital Class	(1,632)	(2,057)	—	—
Cabrera Capital Markets Class	(7,736)	(235,305)	—	—
Institutional Class	(45,875,389)	(60,813,286)	—	—
Investment Class	(3,058,951)	(7,284,032)	—	—
Investor Class	(5,802,078)	(11,334,946)	—	—
Opportunity Class	(1,612,927)	(3,907,850)	—	—
Premier Class	(215,238,615)	(429,591,852)	—	—
Advantage Class	—	—	(2,356,602)	(2,242,608)
Total distributions to shareholders	(281,157,620)	(535,436,497)	(2,356,602)	(2,242,608)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	51,971,010	101,042,760	—	—
Reinvestment of distributions	203,380	180,101	—	—
Shares redeemed	(37,539,025)	(104,724,467)	—	—
Net increase (decrease) from capital share transactions	14,635,365	(3,501,606)	—	—
Bancroft Capital Class
Shares sold	50,000	—	—	—
Reinvestment of distributions	751	—	—	—
Net increase (decrease) from capital share transactions	50,751	—	—	—
Cabrera Capital Markets Class
Shares sold	5,300,000	32,000,000	—	—
Reinvestment of distributions	3,630	49,004	—	—
Shares redeemed	(5,160,000)	(48,046,657)	—	—
Net increase (decrease) from capital share transactions	143,630	(15,997,653)	—	—
Institutional Class
Shares sold	5,969,520,005	11,148,678,640	—	—
Reinvestment of distributions	9,709,433	10,876,387	—	—
Shares redeemed	(5,941,041,458)	(10,266,719,175)	—	—
Net increase (decrease) from capital share transactions	38,187,980	892,835,852	—	—
Investment Class
Shares sold	215,081,449	503,315,216	—	—
Reinvestment of distributions	42,530	119,464	—	—
Shares redeemed	(155,157,729)	(620,792,170)	—	—
Net increase (decrease) from capital share transactions	59,966,250	(117,357,490)	—	—
Investor Class
Shares sold	1,565,467,675	4,260,162,055	—	—
Reinvestment of distributions	5,605,236	10,170,790	—	—
Shares redeemed	(1,365,063,082)	(4,187,268,537)	—	—
Net increase (decrease) from capital share transactions	206,009,829	83,064,308	—	—
Opportunity Class
Shares sold	426,984,775	1,625,825,025	—	—
Reinvestment of distributions	1,382,729	3,671,368	—	—
Shares redeemed	(574,925,814)	(1,637,876,617)	—	—
Net increase (decrease) from capital share transactions	(146,558,310)	(8,380,224)	—	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional Treasury Money Market Fund		State Street Federal Treasury Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Premier Class
Shares sold	$64,201,601,580	$91,263,189,302	$—	$—
Reinvestment of distributions	195,008,469	404,728,770	—	—
Shares redeemed	(64,924,250,659)	(90,714,571,811)	—	—
Net increase (decrease) from capital share transactions	(527,640,610)	953,346,261	—	—
Advantage Class
Shares sold	—	—	95,100,521	194,101,663
Reinvestment of distributions	—	—	2,367,001	2,226,757
Shares redeemed	—	—	(84,255,450)	(66,277,442)
Net increase (decrease) from capital share transactions	—	—	13,212,072	130,050,978
Net increase (decrease) in net assets from beneficial interest transactions	(355,205,115)	1,784,009,448	13,212,072	130,050,978
Net increase (decrease) in net assets during the period	(355,282,160)	1,784,146,560	13,211,477	130,051,961
Net assets at beginning of period	15,263,754,462	13,479,607,902	130,051,961	—
NET ASSETS AT END OF PERIOD	$14,908,472,302	$15,263,754,462	$143,263,438	$130,051,961
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	51,971,010	101,042,760	—	—
Reinvestment of distributions	203,380	180,101	—	—
Shares redeemed	(37,539,025)	(104,724,467)	—	—
Net increase (decrease) from share transactions	14,635,365	(3,501,606)	—	—
Bancroft Capital Class
Shares sold	50,000	—	—	—
Reinvestment of distributions	751	—	—	—
Net increase (decrease) from share transactions	50,751	—	—	—
Cabrera Capital Markets Class
Shares sold	5,300,000	32,000,000	—	—
Reinvestment of distributions	3,630	49,004	—	—
Shares redeemed	(5,160,000)	(48,046,657)	—	—
Net increase (decrease) from share transactions	143,630	(15,997,653)	—	—
Institutional Class
Shares sold	5,969,520,005	11,148,678,640	—	—
Reinvestment of distributions	9,709,433	10,876,387	—	—
Shares redeemed	(5,941,041,458)	(10,266,719,175)	—	—
Net increase (decrease) from share transactions	38,187,980	892,835,852	—	—
Investment Class
Shares sold	215,081,449	503,315,216	—	—
Reinvestment of distributions	42,530	119,464	—	—
Shares redeemed	(155,157,729)	(620,792,170)	—	—
Net increase (decrease) from share transactions	59,966,250	(117,357,490)	—	—
Investor Class
Shares sold	1,565,467,675	4,260,162,055	—	—
Reinvestment of distributions	5,605,236	10,170,790	—	—
Shares redeemed	(1,365,063,082)	(4,187,268,537)	—	—
Net increase (decrease) from share transactions	206,009,829	83,064,308	—	—
Opportunity Class
Shares sold	426,984,775	1,625,825,025	—	—
Reinvestment of distributions	1,382,729	3,671,368	—	—
Shares redeemed	(574,925,814)	(1,637,876,617)	—	—
Net increase (decrease) from share transactions	(146,558,310)	(8,380,224)	—	—
Premier Class
Shares sold	64,201,601,580	91,263,189,302	—	—
Reinvestment of distributions	195,008,469	404,728,770	—	—
Shares redeemed	(64,924,250,659)	(90,714,571,811)	—	—
Net increase (decrease) from share transactions	(527,640,610)	953,346,261	—	—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Institutional Treasury Money Market Fund		State Street Federal Treasury Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Advantage Class
Shares sold	—	—	95,100,521	194,101,663
Reinvestment of distributions	—	—	2,367,001	2,226,757
Shares redeemed	—	—	(84,255,450)	(66,277,442)
Net increase (decrease) from share transactions	$—	$—	$13,212,072	$130,050,978

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0166	0.0389	0.0475	0.0464	0.0127	0.0009
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	0.0009	0.0000 (b)	(0.0002)	(0.0007)
Total from investment operations	0.0166	0.0389	0.0484	0.0464	0.0125	0.0002
Distributions to shareholders from:
Net investment income	(0.0166)	(0.0389)	(0.0484)	(0.0464)	(0.0125)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0166)	(0.0389)	(0.0484)	(0.0464)	(0.0125)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.67%	3.96%	4.95%	4.74%	1.26%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$577,220	$562,588	$566,084	$53	$50	$50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.36%	0.36%	0.36%	0.36%	0.37%
Net expenses	0.36%(e)	0.36%	0.36%	0.36%	0.30%	0.07%
Net investment income (loss)	3.33%(e)	3.89%	4.36%	4.65%	1.27%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0412	0.0506	0.0486	0.0144	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	0.0000 (b)	0.0000 (b)	(0.0002)	0.0001
Total from investment operations	0.0177	0.0412	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0412)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0177)	(0.0412)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.19%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$101	$50	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	3.55%(e)	4.11%	5.23%	4.86%	1.44%	0.01%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0410	0.0506	0.0486	0.0145	0.0001
Net realized gain (loss)	0.0000 (b)	0.0001	0.0000 (b)	0.0000 (b)	(0.0003)	0.0001
Total from investment operations	0.0177	0.0411	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0177)	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.19%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$202	$58	$16,057	$5,083	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	3.53%(e)	4.22%	4.80%	5.24%	1.45%	0.02%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0411	0.0506	0.0486	0.0152	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	0.0000 (b)	0.0000 (b)	(0.0010)	0.0001
Total from investment operations	0.0177	0.0411	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0177)	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.19%	5.18%	4.97%	1.42%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,401,748	$2,363,571	$1,470,716	$1,167,964	$1,663,786	$911,380
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.14%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.14%	0.14%	0.14%	0.06%
Net investment income (loss)	3.55%(d)	4.07%	5.05%	4.86%	1.52%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0161	0.0378	0.0474	0.0454	0.0126	0.0000 (b)
Net realized gain (loss)	0.0000 (b)	0.0001	0.0000 (b)	0.0000 (b)	(0.0008)	0.0002
Total from investment operations	0.0161	0.0379	0.0474	0.0454	0.0118	0.0002
Distributions to shareholders from:
Net investment income	(0.0161)	(0.0379)	(0.0474)	(0.0454)	(0.0118)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0161)	(0.0379)	(0.0474)	(0.0454)	(0.0118)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.62%	3.86%	4.84%	4.63%	1.18%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$237,398	$177,433	$294,788	$518,476	$366,876	$283,888
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.46%	0.46%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.46%	0.46%	0.41%	0.06%
Net investment income (loss)	3.23%(d)	3.79%	4.80%	4.50%	1.26%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0174	0.0406	0.0500	0.0481	0.0130	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	0.0001	0.0000 (b)	0.0008	0.0001
Total from investment operations	0.0174	0.0406	0.0501	0.0481	0.0138	0.0002
Distributions to shareholders from:
Net investment income	(0.0174)	(0.0406)	(0.0501)	(0.0481)	(0.0138)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0174)	(0.0406)	(0.0501)	(0.0481)	(0.0138)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.76%	4.14%	5.12%	4.91%	1.38%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$448,609	$242,601	$159,534	$248,928	$493,478	$538,275
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.19%	0.19%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.19%	0.19%	0.17%	0.06%
Net investment income (loss)	3.50%(d)	4.05%	4.98%	4.73%	1.30%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0411	0.0506	0.0486	0.0252	0.0001
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	0.0000 (b)	0.0000 (b)	(0.0110)	0.0001
Total from investment operations	0.0177	0.0411	0.0506	0.0486	0.0142	0.0002
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0177)	(0.0411)	(0.0506)	(0.0486)	(0.0142)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.19%	5.18%	4.97%	1.43%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$58,906	$205,465	$213,844	$149,393	$65,406	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%	0.05%(e)
Net investment income (loss)	3.56%(e)	4.11%	5.03%	4.94%	2.52%	0.01%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0178	0.0414	0.0509	0.0489	0.0139	0.0000 (b)
Net realized gain (loss)	0.0000 (b)	0.0000 (b)	0.0000 (b)	0.0000 (b)	0.0005	0.0002
Total from investment operations	0.0178	0.0414	0.0509	0.0489	0.0144	0.0002
Distributions to shareholders from:
Net investment income	(0.0178)	(0.0414)	(0.0509)	(0.0489)	(0.0144)	(0.0001)
Net realized gains	—	—	—	—	—	(0.0001)
Total distributions	(0.0178)	(0.0414)	(0.0509)	(0.0489)	(0.0144)	(0.0002)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.80%	4.22%	5.21%	5.00%	1.45%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,184,289	$11,711,989	$10,758,535	$11,472,441	$9,406,734	$11,700,899
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.11%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.11%	0.11%	0.06%
Net investment income (loss)	3.58%(d)	4.14%	5.08%	4.89%	1.39%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Advantage Class (a)
	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Net asset value, beginning of period	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0165	0.0380
Net realized gain (loss)	0.0000 (b)	0.0000 (b)
Total from investment operations	0.0165	0.0380
Distributions to shareholders from:
Net investment income	(0.0165)	(0.0380)
Total distributions	(0.0165)	(0.0380)
Net asset value, end of period	$1.0000	$1.0000
Total return (c)	1.66%	3.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$143,263	$130,052
Ratios to Average Net Assets:
Total expenses	0.45%(d)	0.47%(d)
Net expenses	0.39%(d)	0.39%(d)
Net investment income (loss)	3.31%(d)	3.78%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (Individually a "Fund" and collectively the "Funds"):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Institutional Treasury Money Market Fund	Administration Class Bancroft Capital Class Cabrera Capital Markets Class Institutional Class Investment Class Investor Class Opportunity Class Premier Class Select Class Mercury Class	July 31, 2018 October 13, 2021 October 20, 2021 July 31, 2018 October 25, 2007 December 22, 2016 October 28, 2021 October 25, 2007 Not commenced Not commenced	Diversified
State Street Federal Treasury Money Market Fund	Advantage Class	January 06, 2025	Diversified
Each Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Treasury Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the State Street Institutional Treasury Money Market Fund's and the State Street Federal Treasury Money Market Fund's proportionate interest in the net assets of the Portfolio (95.06% and 0.93%, respectively, at June 30, 2026). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with each Fund’s financial statements.
Each Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. Each Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2026, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Each Fund is allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Fees and Transactions with Affiliates
Advisory Fee
The Funds pay no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Funds are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2027 to waive up to the full amount of the advisory fee payable by the State Street Institutional Treasury Money Market Fund and/or to reimburse the State Street Institutional Treasury Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Board. There were no waivers for the period ended June 30, 2026.
In addition to any contractual expense limitation for a Fund, each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for each Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class, as applicable, within a Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, each Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of a Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2026 were $0.
As of June 30, 2026, the Service Providers have not recouped any previously waived fees or expenses reimbursed and there are no previously waived/reduced fees subject to recoupment.
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, State Street Institutional Treasury Money Market Fund pays a fee at an annual rate of 0.05% of its average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. State Street serves as custodian of the State Street Institutional Treasury Money Market Fund for a separate fee that is paid by the Fund. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Fund.
SSGA FM serves as administrator of the State Street Federal Treasury Money Market Fund. This Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the “Operations and Administration Fee”) at an annual rate 0.14% of average daily net assets. SSGA FM, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. SSGA FM bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund’s investment in its corresponding master portfolio). The Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a “Proxy”) to shareholders of a Fund; associated expenses of conducting meetings of a Fund’s shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as record keeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended June 30, 2026, SSGA FM voluntarily waived fees and reduced expenses in the amount of $5,945 and $42,518 as shown on the State Street Institutional Treasury Money Market Fund's & State Street Federal Treasury Money Market Fund's Statement of Operations.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

State Street serves as the sub-administrator and custodian for the State Street Federal Treasury Money Market Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the State Street Federal Treasury Money Market Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The State Street Institutional Treasury Money Market Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the State Street Institutional Treasury Money Market Fund's shares and for services provided to State Street Institutional Treasury Money Market Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the State Street Institutional Treasury Money Market Fund's net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2026, the State Street Institutional Treasury Money Market Fund's Administration Class shares and Investment Class shares paid $142,778 and $94,224, respectively, to SSGA FD under the Plan.
Under the State Street Institutional Treasury Money Market Fund’s Shareholder Servicing Plan (and other shareholder servicing arrangements), the State Street Institutional Treasury Money Market Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares and Opportunity Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, and 0.03%, respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2026, the State Street Institutional Treasury Money Market Fund's Administration Class shares, Bancroft Capital Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, and Opportunity Class shares paid SSGA FD $571,111, $13, $66, $385,998, $235,561, $132,026 and $13,527, respectively, for these services, which SSGA FD subsequently paid in part to financial intermediaries.
5. Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6. Income Tax Information
The State Street Institutional Treasury Money Market Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The State Street Federal Treasury Money Market Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Each Fund will not be subject to federal income taxes to the extent each distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The State Street Institutional Treasury Money Market Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The State Street Federal Treasury Money Market Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Fund was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statement of Assets and Liabilities, less any collateral held by the Funds.
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Federal Treasury Money Market Fund and State Street Institutional Treasury Money Market Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Funds;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
 o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
 o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
 o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Funds, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Funds through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared the State Street Institutional Treasury Money Market Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered each Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Federal Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board noted that the Fund commenced operations in January 2025, and as such, has limited performance history.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was equal to the median of its Performance Group for the 5-year period. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Funds. The Board also considered the comparability of the fees charged and the services provided to the Funds by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Federal Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe.
State Street Institutional Treasury Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with each Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to each Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to each Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of each Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of each Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street Treasury Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—103.8%
U.S. Treasury Bills (a)	3.480%	07/09/2026	07/09/2026	$1,356,808,000	$1,355,722,142
U.S. Treasury Bills (a)	3.500%	08/13/2026	08/13/2026	562,109,000	559,718,344
U.S. Treasury Bills (a)	3.500%	08/20/2026	08/20/2026	160,530,000	159,739,361
U.S. Treasury Bills (a)	3.525%	07/30/2026	07/30/2026	68,800,000	68,604,637
U.S. Treasury Bills (a)	3.525%	08/27/2026	08/27/2026	45,000,000	44,748,844
U.S. Treasury Bills (a)	3.531%	08/06/2026	08/06/2026	109,800,000	109,412,541
U.S. Treasury Bills (a)	3.580%	07/02/2026	07/02/2026	2,170,080,000	2,169,865,146
U.S. Treasury Bills (a)	3.590%	10/22/2026	10/22/2026	105,000,000	103,816,796
U.S. Treasury Bills (a)	3.605%	09/08/2026	09/08/2026	100,000,000	99,309,042
U.S. Treasury Bills (a)	3.606%	08/04/2026	08/04/2026	16,000	15,946
U.S. Treasury Bills (a)	3.609%	10/08/2026	10/08/2026	125,100,000	123,857,409
U.S. Treasury Bills (a)	3.610%	07/14/2026	07/14/2026	1,222,435,200	1,220,842,649
U.S. Treasury Bills (a)	3.610%	07/21/2026	07/21/2026	365,000,000	364,270,472
U.S. Treasury Bills (a)	3.610%	07/23/2026	07/23/2026	124,000,000	123,726,442
U.S. Treasury Bills (a)	3.610%	07/28/2026	07/28/2026	499,954,000	498,600,375
U.S. Treasury Bills (a)	3.610%	10/15/2026	10/15/2026	177,400,000	175,516,154
U.S. Treasury Bills (a)	3.610%	11/05/2026	11/05/2026	225,000,000	222,134,562
U.S. Treasury Bills (a)	3.610%	11/12/2026	11/12/2026	224,600,000	221,580,090
U.S. Treasury Bills (a)	3.615%	07/07/2026	07/07/2026	909,070,000	908,523,089
U.S. Treasury Bills (a)	3.615%	09/10/2026	09/10/2026	250,000,000	248,217,604
U.S. Treasury Bills (a)	3.615%	09/15/2026	09/15/2026	76,900,000	76,313,125
U.S. Treasury Bills (a)	3.615%	11/19/2026	11/19/2026	194,950,000	192,189,575
U.S. Treasury Bills (a)	3.620%	09/01/2026	09/01/2026	91,000,000	90,432,666
U.S. Treasury Bills (a)	3.625%	07/16/2026	07/16/2026	250,000,000	249,622,396
U.S. Treasury Bills (a)	3.625%	08/18/2026	08/18/2026	603,100,000	600,166,193
U.S. Treasury Bills (a)	3.630%	09/24/2026	09/24/2026	270,900,000	268,544,474
U.S. Treasury Bills (a)	3.640%	09/17/2026	09/17/2026	575,000,000	570,469,635
U.S. Treasury Bills (a)	3.660%	08/25/2026	08/25/2026	500,000,000	497,204,167
U.S. Treasury Bills (a)	3.710%	10/01/2026	10/01/2026	350,100,000	346,794,930
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.874%	07/01/2026	01/31/2027	257,820,000	257,819,187
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.875%	07/01/2026	01/31/2028	487,000,000	486,965,024
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.879%	07/01/2026	04/30/2028	281,000,000	281,038,583
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.935%	07/01/2026	07/31/2027	221,000,000	220,959,590
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.936%	07/01/2026	04/30/2027	112,930,000	112,930,146
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (b)	3.958%	07/01/2026	07/31/2026	652,360,000	652,342,824
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (b)	3.966%	07/01/2026	10/31/2027	34,100,000	34,100,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (b)	3.981%	07/01/2026	10/31/2026	270,640,000	270,667,447
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	16,080,000	15,947,219
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	148,900,000	147,905,119
U.S. Treasury Notes	3.573%	01/31/2027	01/31/2027	42,400,000	41,896,402
U.S. Treasury Notes	3.575%	02/15/2027	02/15/2027	41,100,000	41,239,210
U.S. Treasury Notes	3.576%	02/28/2027	02/28/2027	12,700,000	12,744,979
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	50,800,000	50,938,437
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	59,200,000	59,298,412
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	123,650,000	122,594,425
U.S. Treasury Notes	3.610%	09/30/2026	09/30/2026	27,131,000	26,994,358
U.S. Treasury Notes	3.614%	09/30/2026	09/30/2026	162,560,000	162,457,200
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.617%	07/31/2026	07/31/2026	$56,100,000	$56,018,645
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	87,350,000	86,541,863
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	117,330,000	117,677,412
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	146,290,000	144,599,879
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	56,576,000	56,657,448
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	25,770,000	25,518,465
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	209,050,000	209,585,504
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	50,139,000	49,900,948
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	23,500,000	23,505,204
U.S. Treasury Notes	3.692%	08/31/2026	08/31/2026	7,500,000	7,471,712
U.S. Treasury Notes	3.721%	07/15/2026	07/15/2026	136,000,000	136,039,286
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	437,340,000	436,243,596
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	234,931,000	235,056,191
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	35,326,000	35,025,648
U.S. Treasury Notes	3.845%	03/31/2027	03/31/2027	11,200,000	10,937,933
TOTAL INVESTMENTS –103.8% (c)(d)					16,299,577,102
Liabilities in Excess of Other Assets —(3.8)%					(602,289,186)
NET ASSETS –100.0%					$15,697,287,916

(a)	Rate shown is the discount rate at time of purchase.
(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$16,299,577,102
Cash	505,667
Receivable for investments sold	199,881,667
Interest receivable — unaffiliated issuers	30,409,571
TOTAL ASSETS	16,530,374,007
LIABILITIES
Payable for investments purchased	831,826,816
Advisory and administrator fee payable	696,096
Custody, sub-administration and transfer agent fees payable	541,817
Trustees’ fees and expenses payable	1,153
Professional fees payable	20,209
TOTAL LIABILITIES	833,086,091
NET ASSETS	$15,697,287,916
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$305,891,975
EXPENSES
Advisory and administrator fee	4,112,243
Custodian, sub-administrator and transfer agent fees	503,001
Trustees’ fees and expenses	44,360
Professional fees	59,481
Printing and postage fees	7,712
Insurance expense	1,871
Miscellaneous expenses	12,280
TOTAL EXPENSES	4,740,948
NET INVESTMENT INCOME (LOSS)	$301,151,027
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(40,706)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$301,110,321
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$301,151,027	$575,645,688
Net realized gain (loss)	(40,706)	147,567
Net increase (decrease) in net assets resulting from operations	301,110,321	575,793,255
CAPITAL TRANSACTIONS
Contributions	33,250,941,497	38,033,558,994
Withdrawals	(33,901,629,143)	(36,686,214,622)
Net increase (decrease) in net assets from capital transactions	(650,687,646)	1,347,344,372
Net increase (decrease) in net assets during the period	(349,577,325)	1,923,137,627
Net assets at beginning of period	16,046,865,241	14,123,727,614
NET ASSETS AT END OF PERIOD	$15,697,287,916	$16,046,865,241
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	1.78%	4.27%	5.29%	5.10%	1.49%	0.00%(b)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,697,288	$16,046,865	$14,123,728	$14,226,236	$12,678,909	$14,060,872
Ratios to average net assets:
Total expenses	0.06%(c)	0.06%	0.06%	0.06%	0.06%	0.07%
Net investment income (loss)	3.63%(c)	4.20%	5.13%	4.94%	1.46%	0.00%(b)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Amount is less than 0.005%.
(c)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4. Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact the Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2026.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6. Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7. Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of;
 o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
 o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
12

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was equal to the median of its Performance Group for the 5-year period. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
15

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Federal Treasury Plus Money Market Fund
State Street Institutional Treasury Plus Money Market Fund
State Street Treasury Obligations Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Obligations Money Market Fund
ASSETS
Investment in corresponding affiliated Portfolio, at value and cost	$107,900,308	$80,846,500,955	$4,721,567,998
Receivable for fund shares sold	187,991	3,036	—
Receivable from Adviser	4,646	—	102,805
TOTAL ASSETS	108,092,945	80,846,503,991	4,721,670,803
LIABILITIES
Due to custodian	—	18,104	—
Payable for fund shares repurchased	236,044	2,140	—
Administration fees payable	12,297	3,247,497	166,289
Shareholder servicing fee payable	184,404	778,711	—
Distribution fees payable	—	583	—
Transfer agent fees payable	—	14,704	8,071
Professional fees payable	—	58,771	9,177
Printing fees payable	—	33,363	12,135
Distribution payable	272	57,175,774	179
Accrued expenses and other liabilities	7,238	149,870	12,116
TOTAL LIABILITIES	440,255	61,479,517	207,967
NET ASSETS	$107,652,690	$80,785,024,474	$4,721,462,836
NET ASSETS CONSIST OF:
Paid-in capital	$107,652,744	$80,784,532,326	$4,721,468,292
Total distributable earnings (loss)	(54)	492,148	(5,456)
NET ASSETS	$107,652,690	$80,785,024,474	$4,721,462,836
NET ASSET VALUE PER SHARE
Net asset value per share	$1.00	$—	$1.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	107,652,743	—	4,721,544,976
Administration Class
Net Assets	$—	$4,354,516	$—
Shares Outstanding	—	4,354,658	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Bancroft Capital Class
Net Assets	$—	$206,974,292	$—
Shares Outstanding	—	206,974,751	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Blaylock Van Class
Net Assets	$—	$14,271,987	$—
Shares Outstanding	—	14,271,984	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Cabrera Capital Markets Class
Net Assets	$—	$99,594,146	$—
Shares Outstanding	—	99,588,510	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Institutional Class
Net Assets	$—	$8,321,436,134	$—
Shares Outstanding	—	8,321,447,566	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Investment Class
Net Assets	$—	$5,363,289	$—
Shares Outstanding	—	5,363,695	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Investor Class
Net Assets	$—	$5,349,410,834	$—
Shares Outstanding	—	5,349,458,918	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026 (Unaudited)

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Obligations Money Market Fund
Opportunity Class
Net Assets	$—	$816,327,673	$—
Shares Outstanding	—	816,329,243	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Premier Class
Net Assets	$—	$62,784,303,325	$—
Shares Outstanding	—	62,784,990,618	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Trust Class
Net Assets	$—	$3,182,988,278	$—
Shares Outstanding	—	3,183,123,276	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Advantage Class
Net Assets	$107,652,690	$—	$—
Shares Outstanding	107,652,743	—	—
Net asset value, offering and redemption price per share	$1.00	$—	$—
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Federal Treasury Plus Money Market Fund	State Street Institutional Treasury Plus Money Market Fund	State Street Treasury Obligations Money Market Fund
INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$1,641,200	$1,241,433,551	$71,085,354
Expenses allocated from affiliated Portfolio	(25,390)	(19,189,311)	(1,096,804)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	1,615,810	1,222,244,240	69,988,550
EXPENSES
Administration fees	—	—	957,219
Administration fees
Administration Class	—	670	—
Bancroft Capital Class	—	19,111	—
Blaylock Van Class	—	2,367	—
Cabrera Capital Markets Class	—	26,033	—
Institutional Class	—	2,403,404	—
Investment Class	—	1,239	—
Investor Class	—	1,430,365	—
Opportunity Class	—	201,036	—
Premier Class	—	11,833,398	—
Trust Class	—	816,878	—
Advantage Class	61,903	—	—
Shareholder servicing fees
Administration Class	—	2,678	—
Bancroft Capital Class	—	11,466	—
Blaylock Van Class	—	1,420	—
Cabrera Capital Markets Class	—	15,620	—
Institutional Class	—	1,442,042	—
Investment Class	—	6,196	—
Investor Class	—	2,288,584	—
Opportunity Class	—	120,621	—
Trust Class	—	914,904	—
Advantage Class	110,542	—	—
Distribution fees
Administration Class	—	670	—
Investment Class	—	2,478	—
Custodian fees	—	23,345	6,982
Trustees’ fees and expenses	7,185	56	56
Transfer agent fees	—	11,885	1,093
Registration and filing fees	—	1,374,923	60,187
Professional fees and expenses	—	84,691	15,987
Printing and postage fees	—	32,761	1,122
Insurance expense	—	58,565	8,677
Miscellaneous expenses	—	178,760	14,607
TOTAL EXPENSES	179,630	23,306,166	1,065,930
Expenses waived/reimbursed by the Adviser	(32,948)	—	(631,865)
NET EXPENSES	146,682	23,306,166	434,065
NET INVESTMENT INCOME (LOSS)	$1,469,128	$1,198,938,074	$69,554,485
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investment in corresponding affiliated Portfolio	(42)	(32,398)	(1,586)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,469,086	$1,198,905,676	$69,552,899
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Federal Treasury Plus Money Market Fund		State Street Institutional Treasury Plus Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,469,128	$1,475,493	$1,198,938,074	$2,210,309,494
Net realized gain (loss)	(42)	13	(32,398)	26,128
Net increase (decrease) in net assets resulting from operations	1,469,086	1,475,506	1,198,905,676	2,210,335,622
DISTRIBUTIONS TO SHAREHOLDERS:
Administration Class	—	—	(44,764)	(80,457)
Bancroft Capital Class	—	—	(1,352,687)	(2,066)
Blaylock Van Class	—	—	(168,279)	(214,681)
Cabrera Capital Markets Class	—	—	(1,858,912)	(4,831,709)
Institutional Class	—	—	(171,461,615)	(268,006,248)
Investment Class	—	—	(80,538)	(298,610)
Investor Class	—	—	(100,619,443)	(223,466,891)
Opportunity Class	—	—	(14,370,554)	(21,109,715)
Premier Class	—	—	(851,269,934)	(1,575,375,735)
Trust Class	—	—	(57,889,565)	(116,928,365)
Advantage Class	(1,469,153)	(1,475,493)	—	—
Total distributions to shareholders	(1,469,153)	(1,475,493)	(1,199,116,291)	(2,210,314,477)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Administration Class
Shares sold	—	—	18,349,110	41,594,536
Reinvestment of distributions	—	—	43,310	76,069
Shares redeemed	—	—	(16,517,862)	(41,079,892)
Net increase (decrease) from capital share transactions	—	—	1,874,558	590,713
Bancroft Capital Class
Shares sold	—	—	1,102,502,000	—
Reinvestment of distributions	—	—	751	—
Shares redeemed	—	—	(895,578,000)	—
Net increase (decrease) from capital share transactions	—	—	206,924,751	—
Blaylock Van Class
Shares sold	—	—	20,661,966	14,000,001
Reinvestment of distributions	—	—	168,733	179,468
Shares redeemed	—	—	(11,000,000)	(24,000,000)
Net increase (decrease) from capital share transactions	—	—	9,830,699	(9,820,531)
Cabrera Capital Markets Class
Shares sold	—	—	1,960,700,000	5,029,800,000
Reinvestment of distributions	—	—	924,542	3,519,792
Shares redeemed	—	—	(1,923,518,243)	(5,073,956,950)
Net increase (decrease) from capital share transactions	—	—	38,106,299	(40,637,158)
Institutional Class
Shares sold	—	—	42,860,233,613	52,339,462,530
Reinvestment of distributions	—	—	59,239,704	135,700,497
Shares redeemed	—	—	(44,135,279,069)	(48,906,888,727)
Net increase (decrease) from capital share transactions	—	—	(1,215,805,752)	3,568,274,300
Investment Class
Shares sold	—	—	10,668,125	22,164,888
Reinvestment of distributions	—	—	18,820	62,734
Shares redeemed	—	—	(11,028,452)	(28,427,227)
Net increase (decrease) from capital share transactions	—	—	(341,507)	(6,199,605)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Federal Treasury Plus Money Market Fund		State Street Institutional Treasury Plus Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Investor Class
Shares sold	$—	$—	$78,509,350,426	$150,834,818,775
Reinvestment of distributions	—	—	97,623,486	207,596,817
Shares redeemed	—	—	(79,880,008,330)	(152,606,747,378)
Net increase (decrease) from capital share transactions	—	—	(1,273,034,418)	(1,564,331,786)
Opportunity Class
Shares sold	—	—	11,938,294,911	11,303,546,676
Reinvestment of distributions	—	—	14,289,946	21,035,634
Shares redeemed	—	—	(12,371,912,696)	(10,735,321,508)
Net increase (decrease) from capital share transactions	—	—	(419,327,839)	589,260,802
Premier Class
Shares sold	—	—	293,202,882,824	438,820,280,548
Reinvestment of distributions	—	—	628,377,081	1,277,845,963
Shares redeemed	—	—	(274,190,462,690)	(431,306,825,952)
Net increase (decrease) from capital share transactions	—	—	19,640,797,215	8,791,300,559
Trust Class
Shares sold	—	—	11,235,745,040	19,532,418,095
Reinvestment of distributions	—	—	56,854,945	113,879,175
Shares redeemed	—	—	(11,102,196,129)	(18,900,357,810)
Net increase (decrease) from capital share transactions	—	—	190,403,856	745,939,460
Advantage Class
Shares sold	102,396,519	133,767,820	—	—
Reinvestment of distributions	1,473,784	1,465,389	—	—
Shares redeemed	(62,562,178)	(68,888,590)	—	—
Net increase (decrease) from capital share transactions	41,308,125	66,344,619	—	—
Net increase (decrease) in net assets from beneficial interest transactions	41,308,125	66,344,619	17,179,427,862	12,074,376,754
Net increase (decrease) in net assets during the period	41,308,058	66,344,632	17,179,217,247	12,074,397,899
Net assets at beginning of period	66,344,632	—	63,605,807,227	51,531,409,328
NET ASSETS AT END OF PERIOD	$107,652,690	$66,344,632	$80,785,024,474	$63,605,807,227
SHARES OF BENEFICIAL INTEREST:
Administration Class
Shares sold	—	—	18,349,110	41,594,536
Reinvestment of distributions	—	—	43,310	76,069
Shares redeemed	—	—	(16,517,862)	(41,079,892)
Net increase (decrease) from share transactions	—	—	1,874,558	590,713
Bancroft Capital Class
Shares sold	—	—	1,102,502,000	—
Reinvestment of distributions	—	—	751	—
Shares redeemed	—	—	(895,578,000)	—
Net increase (decrease) from share transactions	—	—	206,924,751	—
Blaylock Van Class
Shares sold	—	—	20,661,966	14,000,001
Reinvestment of distributions	—	—	168,733	179,468
Shares redeemed	—	—	(11,000,000)	(24,000,000)
Net increase (decrease) from share transactions	—	—	9,830,699	(9,820,531)
Cabrera Capital Markets Class
Shares sold	—	—	1,960,700,000	5,029,800,000
Reinvestment of distributions	—	—	924,542	3,519,792
Shares redeemed	—	—	(1,923,518,243)	(5,073,956,950)
Net increase (decrease) from share transactions	—	—	38,106,299	(40,637,158)
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Federal Treasury Plus Money Market Fund		State Street Institutional Treasury Plus Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
Institutional Class
Shares sold	—	—	42,860,233,613	52,339,462,530
Reinvestment of distributions	—	—	59,239,704	135,700,497
Shares redeemed	—	—	(44,135,279,069)	(48,906,888,727)
Net increase (decrease) from share transactions	$—	$—	$(1,215,805,752)	$3,568,274,300
Investment Class
Shares sold	—	—	10,668,125	22,164,888
Reinvestment of distributions	—	—	18,820	62,734
Shares redeemed	—	—	(11,028,452)	(28,427,227)
Net increase (decrease) from share transactions	—	—	(341,507)	(6,199,605)
Investor Class
Shares sold	—	—	78,509,350,426	150,834,818,775
Reinvestment of distributions	—	—	97,623,486	207,596,817
Shares redeemed	—	—	(79,880,008,330)	(152,606,747,378)
Net increase (decrease) from share transactions	—	—	(1,273,034,418)	(1,564,331,786)
Opportunity Class
Shares sold	—	—	11,938,294,911	11,303,546,676
Reinvestment of distributions	—	—	14,289,946	21,035,634
Shares redeemed	—	—	(12,371,912,696)	(10,735,321,508)
Net increase (decrease) from share transactions	—	—	(419,327,839)	589,260,802
Premier Class
Shares sold	—	—	293,202,882,824	438,820,280,548
Reinvestment of distributions	—	—	628,377,081	1,277,845,963
Shares redeemed	—	—	(274,190,462,690)	(431,306,825,952)
Net increase (decrease) from share transactions	—	—	19,640,797,215	8,791,300,559
Trust Class
Shares sold	—	—	11,235,745,040	19,532,418,095
Reinvestment of distributions	—	—	56,854,945	113,879,175
Shares redeemed	—	—	(11,102,196,129)	(18,900,357,810)
Net increase (decrease) from share transactions	—	—	190,403,856	745,939,460
Advantage Class
Shares sold	102,396,519	133,767,820	—	—
Reinvestment of distributions	1,473,784	1,465,389	—	—
Shares redeemed	(62,562,179)	(68,888,590)	—	—
Net increase (decrease) from share transactions	41,308,124	66,344,619	—	—

*	Commencement of operations.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Treasury Obligations Money Market Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,554,485	$210,548,060
Net realized gain (loss)	(1,586)	2,594
Net increase (decrease) in net assets resulting from operations	69,552,899	210,550,654
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(69,561,879)	(210,548,104)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,957,553,602	30,592,131,453
Reinvestment of distributions	70,221,263	210,486,963
Cost of shares redeemed	(9,684,426,896)	(29,367,223,194)
Net increase (decrease) in net assets during the period	(1,656,661,011)	1,435,397,772
Net assets at beginning of period	6,378,123,847	4,942,726,075
NET ASSETS AT END OF PERIOD	$4,721,462,836	$6,378,123,847
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,957,553,602	30,592,131,453
Reinvestment of distributions	70,221,263	210,486,963
Shares redeemed	(9,684,426,896)	(29,367,223,194)
Net increase (decrease) from share transactions	(1,656,652,031)	1,435,395,222
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET FEDERAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Advantage Class (a)
	Six Months Ended 6/30/26 (Unaudited)	For the Period 1/6/25*- 12/31/25
Net asset value, beginning of period	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0165	0.0382
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)
Total from investment operations	0.0165	0.0382
Distributions to shareholders from:
Net investment income	(0.0165)	(0.0382)
Total distributions	(0.0165)	(0.0382)
Net asset value, end of period	$1.0000	$1.0000
Total return (c)	1.66%	3.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$107,653	$66,345
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.48%(d)
Net expenses	0.39%(d)	0.39%(d)
Net investment income (loss)	3.30%(d)	3.81%(d)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Administration Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0166	0.0391	0.0486	0.0470	0.0140	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	—
Total from investment operations	0.0166	0.0391	0.0486	0.0470	0.0140	0.0001
Distributions to shareholders from:
Net investment income	(0.0166)	(0.0391)	(0.0486)	(0.0470)	(0.0140)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.67%	3.98%	4.96%	4.80%	1.41%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,355	$2,480	$1,889	$3,317	$1,043	$50
Ratios to Average Net Assets:
Total expenses	0.36%(e)	0.36%	0.36%	0.36%	0.37%	0.37%
Net expenses	0.36%(e)	0.36%	0.36%	0.36%	0.34%	0.07%
Net investment income (loss)	3.32%(e)	3.90%	4.91%	4.64%	2.82%	0.00%(d)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Bancroft Capital Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/13/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0413	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	0.0000 (b)
Total from investment operations	0.0177	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.21%	5.20%	5.04%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$206,974	$50	$50	$50	$50	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	3.52%(e)	4.14%	5.08%	4.92%	1.59%	0.02%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Blaylock Van Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0173	0.0417	0.0509	0.0492	0.0157	0.0001
Net realized gain (loss)	0.0004	(0.0004)	(0.0001)	0.0000 (b)	—	0.0000 (b)
Total from investment operations	0.0177	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.21%	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,272	$4,441	$14,262	$157,696	$508	$500
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.14%	0.13%	0.05%(e)
Net investment income (loss)	3.53%(e)	4.15%	5.15%	5.09%	1.60%	0.01%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Cabrera Capital Markets Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/20/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0413	0.0508	0.0492	0.0158	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	0.0000 (b)
Total from investment operations	0.0177	0.0413	0.0508	0.0492	0.0158	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0413)	(0.0508)	(0.0492)	(0.0158)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.21%	5.20%	5.03%	1.59%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$99,594	$61,488	$102,125	$56,798	$51	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.14%	0.13%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.14%	0.13%	0.04%(e)
Net investment income (loss)	3.55%(e)	4.10%	5.07%	5.15%	1.60%	0.02%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Institutional Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0413	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	—
Total from investment operations	0.0177	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.21%	5.20%	5.03%	1.58%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,321,436	$9,537,265	$5,968,988	$3,278,847	$2,122,508	$278,027
Ratios to Average Net Assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.14%	0.15%	0.15%
Net expenses	0.14%(d)	0.14%	0.14%	0.14%	0.15%	0.06%
Net investment income (loss)	3.55%(d)	4.11%	5.01%	5.00%	2.57%	0.02%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Investment Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0161	0.0382	0.0476	0.0460	0.0133	0.0001
Net realized gain (loss)	(0.0000)(b)	(0.0001)	(0.0000)(b)	0.0000 (b)	—	—
Total from investment operations	0.0161	0.0381	0.0476	0.0460	0.0133	0.0001
Distributions to shareholders from:
Net investment income	(0.0161)	(0.0381)	(0.0476)	(0.0460)	(0.0133)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.62%	3.88%	4.86%	4.70%	1.33%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,363	$5,705	$11,904	$14,534	$13,378	$23,688
Ratios to Average Net Assets:
Total expenses	0.46%(d)	0.46%	0.46%	0.46%	0.47%	0.47%
Net expenses	0.46%(d)	0.46%	0.46%	0.46%	0.36%	0.07%
Net investment income (loss)	3.23%(d)	3.85%	4.76%	4.61%	1.10%	0.00%(e)

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
(e)	Amount is less than 0.005%.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Investor Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0175	0.0408	0.0503	0.0487	0.0153	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	—
Total from investment operations	0.0175	0.0408	0.0503	0.0487	0.0153	0.0001
Distributions to shareholders from:
Net investment income	(0.0175)	(0.0408)	(0.0503)	(0.0487)	(0.0153)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.76%	4.16%	5.14%	4.98%	1.54%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,349,411	$6,622,460	$8,186,789	$3,073,226	$5,250,351	$2,492,307
Ratios to Average Net Assets:
Total expenses	0.19%(d)	0.19%	0.19%	0.19%	0.20%	0.20%
Net expenses	0.19%(d)	0.19%	0.19%	0.19%	0.19%	0.07%
Net investment income (loss)	3.50%(d)	4.07%	4.97%	4.95%	2.13%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Opportunity Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	For the Period 10/28/21*- 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0177	0.0413	0.0508	0.0492	0.0157	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	0.0000 (b)	0.0000 (b)	—	0.0000 (b)
Total from investment operations	0.0177	0.0413	0.0508	0.0492	0.0157	0.0001
Distributions to shareholders from:
Net investment income	(0.0177)	(0.0413)	(0.0508)	(0.0492)	(0.0157)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.78%	4.21%	5.20%	5.03%	1.58%	0.00%(d)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$816,328	$1,235,658	$646,397	$195,259	$14,727	$50
Ratios to Average Net Assets:
Total expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%	0.15%(e)
Net expenses	0.14%(e)	0.14%	0.14%	0.14%	0.15%	0.04%(e)
Net investment income (loss)	3.55%(e)	4.08%	4.99%	5.14%	2.32%	0.00%(e)

*	Commencement of operations.
(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Amount is less than 0.005%.
(e)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Premier Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0179	0.0416	0.0511	0.0495	0.0160	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	—
Total from investment operations	0.0179	0.0416	0.0511	0.0495	0.0160	0.0001
Distributions to shareholders from:
Net investment income	(0.0179)	(0.0416)	(0.0511)	(0.0495)	(0.0160)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.80%	4.24%	5.23%	5.06%	1.61%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$62,784,303	$43,143,667	$34,352,351	$33,902,018	$26,238,411	$16,944,237
Ratios to Average Net Assets:
Total expenses	0.11%(d)	0.11%	0.11%	0.11%	0.12%	0.12%
Net expenses	0.11%(d)	0.11%	0.11%	0.11%	0.11%	0.06%
Net investment income (loss)	3.58%(d)	4.16%	5.09%	4.96%	1.83%	0.02%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET INSTITUTIONAL TREASURY PLUS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Trust Class (a)
	Six Months Ended 06/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0176	0.0411	0.0505	0.0489	0.0155	0.0001
Net realized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	—
Total from investment operations	0.0176	0.0411	0.0505	0.0489	0.0155	0.0001
Distributions to shareholders from:
Net investment income	(0.0176)	(0.0411)	(0.0505)	(0.0489)	(0.0155)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.77%	4.18%	5.17%	5.00%	1.56%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,182,988	$2,992,593	$2,246,653	$1,942,328	$3,765,775	$3,566,204
Ratios to Average Net Assets:
Total expenses	0.17%(d)	0.17%	0.17%	0.17%	0.17%	0.17%
Net expenses	0.17%(d)	0.17%	0.17%	0.17%	0.16%	0.07%
Net investment income (loss)	3.52%(d)	4.10%	5.04%	4.81%	1.61%	0.01%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TREASURY OBLIGATIONS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25(a)	Year Ended 12/31/24(a)	Year Ended 12/31/23(a)	Year Ended 12/31/22(a)	Year Ended 12/31/21(a)
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0180	0.0419	0.0514	0.0498	0.0162	0.0002
Net realized and unrealized gain (loss)	(0.0000)(b)	0.0000 (b)	(0.0000)(b)	0.0000 (b)	—	(0.0001)
Total from investment operations	0.0180	0.0419	0.0514	0.0498	0.0162	0.0001
Distributions to shareholders from:
Net investment income	(0.0180)	(0.0419)	(0.0514)	(0.0498)	(0.0162)	(0.0001)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return (c)	1.81%	4.27%	5.26%	5.10%	1.64%	0.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,721,463	$6,378,124	$4,942,726	$3,443,739	$6,254,220	$3,755,757
Ratios to average net assets:
Total expenses	0.11%(d)	0.11%	0.12%	0.11%	0.12%	0.12%
Net expenses	0.08%(d)	0.08%	0.08%	0.08%	0.08%	0.05%
Net investment income (loss)	3.61%(d)	4.18%	5.10%	4.93%	1.83%	0.02%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Amount is less than $0.00005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Annualized.
See accompanying notes to financial statements and financial statements of the corresponding affiliated portfolio.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (Individually a "Fund" and collectively the "Funds"):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Federal Treasury Plus Money Market Fund	Advantage Class	January 06, 2025	Diversified
State Street Institutional Treasury Plus Money Market Fund
Investment Class
Premier Class
Investor Class
Trust Class
Administration Class
Institutional Class
Select Class
Bancroft Capital Class
Blaylock Van Class
Cabrera Capital Markets
Class
Opportunity Class
Mercury Class
		October 24, 2007 October 24, 2007 October 14, 2016 August 29, 2016 July 31, 2018 July 31, 2018 Not commenced October 13, 2021 October 20, 2021 October 20, 2021 October 28, 2021 Not commenced	Diversified
State Street Treasury Obligations Money Market Fund		October 5, 2017	Diversified
The Funds are part of a master-feeder structure and each invests substantially all of its assets in the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the State Street Federal Treasury Plus Money Market Fund's, State Street Institutional Treasury Plus Money Market Fund's and State Street Treasury Obligations Money Market Fund's proportionate interest in the net assets of the Portfolio (0.13%, 94.36% and 5.51%, respectively, at June 30, 2026). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with each Fund’s financial statements.
Each Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. Each Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Funds' investments in accordance with its investment objective. The Funds' chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Funds' Total Return is utilized by the CODM to compare results, including the impact of the Funds' costs, to the Funds' competitors and to the Funds' benchmark indices.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund records its investments in its Portfolio at value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
The summary of the inputs used for the Portfolio, as of June 30, 2026, in valuing the Portfolio’s securities carried at fair value are discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Funds' pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. The Funds are allocated a pro-rata share of the expense of its Portfolio. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared daily and are payable as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Fees and Transactions with Affiliates
Advisory Fee
The Funds pay no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Funds are invested in the Portfolio. The Portfolio retained SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), as its investment adviser. The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with its investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a
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STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

management fee at an annual rate of 0.05% of its average daily net assets.
The Adviser is contractually obligated until April 30, 2027 to waive up to the full amount of the advisory fee payable by State Street Institutional Treasury Plus Money Market Fund and/or to reimburse the State Street Institutional Treasury Plus Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees, any class-specific expenses such as distribution, shareholder servicing, administration and sub-transfer agency fees) exceed 0.07% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Board. There were no waivers for the period ended June 30, 2026.
The Adviser is contractually obligated until April 30, 2027 to waive up to the full amount of the advisory fee payable by the State Street Treasury Obligations Money Market Fund and/or to reimburse the State Street Treasury Obligations Money Market Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, and extraordinary expenses), exceed 0.10% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Board. For the period ended June 30, 2026, the Adviser contractually waived fees in the amount of $247,477.
Additionally, the Adviser currently intends to voluntarily waive its advisory fee and/or to reimburse the State Street Treasury Obligations Money Market Fund for expenses to the extent that the State Street Treasury Obligations Money Market Fund total annual fund operating expenses exceed 0.08% of average daily net assets on an annual basis – this voluntary fee waiver and/or expense limitation arrangement may be terminated by SSGA FM at any time, in its sole discretion. For the period ended June 30, 2026, the Adviser voluntarily waived expenses in the amount of $384,388.
In addition to any contractual expense limitation for a Fund each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for each Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class, as applicable, within a Fund, in SSGA FM’s sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust, or some share classes of a series, and not others. The amount of any Voluntary Reduction may differ between such series and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Funds shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust or share classes and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, each Fund and the Portfolio have agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from a Fund.
A reimbursement to the Service Provider would increase fund expenses and may negatively impact a Fund’s yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Fund will be able to avoid a negative yield. Any such future reimbursement of an applicable Service Provider may result in the total annual operating expenses with respect to a share class of a Fund exceeding the amount of the expense cap under the contractual expense limitation agreement because the expense is not covered by the agreement.
Fees reduced or expenses reimbursed by the Service Providers in connection with the Voluntary Reduction for the period ended June 30, 2026 was $0.
As of June 30, 2026, the Service Providers have not recouped any previously waived fees or expenses reimbursed and there are no previously waived/reduced fees subject to recoupment.
Administrator, Sub-Administrator and Custodian Fees
(State Street Federal Treasury Plus Money Market Fund)
SSGA FM serves as administrator of the State Street Federal Treasury Plus Money Market Fund. This Fund operates under what is essentially an all-in fee structure where the Fund will pay the Adviser a unitary operations and administration fee (the "Operations and Administration Fee") at an annual rate 0.14% of average daily net assets. SSGA FM, in turn, provides or procures operational, fund administration and other administrative services for the Fund and its shareholders. SSGA FM bears the cost of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through such Fund's investment in its corresponding master portfolio). The Fund bears other
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.25% under the Shareholder Service and Administration Plan; organizational expenses; costs of borrowing money, including interest expense; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a "Proxy") to shareholders of a Fund; associated expenses of conducting meetings of a Fund's shareholders in conjunction to a Proxy; and fees and expenses of the trustees who are not deemed to be "interested persons" (as defined in the 1940 Act) of the Trust and their counsel. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed 0.25% borne by the Fund under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits.
During the period ended June 30, 2026, SSGA FM voluntarily waived fees and reduced expenses in the amount of $32,948 as shown on the State Street Federal Treasury Plus Money Market Fund's Statement of Operations.
State Street serves as the sub-administrator and custodian for the State Street Federal Treasury Plus Money Market Fund for a fee that is paid from the Operations and Administration Fee.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the State Street Federal Treasury Plus Money Market Fund may enter into agreements with intermediaries that require them to provide services to their customers who beneficially own Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by the Advantage Class shares is an annual rate of up to 0.25%.
(State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund)
SSGA FM serves as administrator and State Street serves as custodian and sub-administrator. For its administrative services, the State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund each pay a fee at an annual rate of 0.05% of their average daily net assets to SSGA FM. The fees are accrued daily and paid monthly. State Street serves as custodian of the State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund for a separate fee that is paid by the Funds. SSGA FM pays an annual fee to State Street for sub-administration services provided for the Funds.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
The State Street Institutional Treasury Plus Money Market Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the State Street Institutional Treasury Plus Money Market Fund's shares and for services provided to State Street Institutional Treasury Plus Money Market Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.05% and 0.10% of the State Street Institutional Treasury Plus Money Market Fund's net assets attributable to its Administration Class shares and Investment Class shares, respectively. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
During the period ended June 30, 2026, the State Street Institutional Treasury Plus Money Market Fund's Administration Class shares and Investment Class shares paid $670 and $2,478, respectively, to SSGA FD under the Plan.
Under the State Street Institutional Treasury Plus Money Market Fund's Shareholder Servicing Plan (and other shareholder servicing arrangements), the Fund compensates financial intermediaries for providing certain services to shareholders and for maintaining shareholder accounts. The Fund’s Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares and Trust Class shares made payments for these services at an annual rate up to 0.20%, 0.03%, 0.03%, 0.03%, 0.03%, 0.25%, 0.08%, 0.03%, and 0.056% respectively, of each applicable share class's eligible average daily net assets. During the period ended June 30, 2026, the State Street Institutional Treasury Plus Money Market Fund's Administration Class shares, Bancroft Capital Class shares, Blaylock Van Class shares, Cabrera Capital Markets Class shares, Institutional Class shares, Investment Class shares, Investor Class shares, Opportunity Class shares, and Trust
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Class shares paid SSGA FD $2,678, $11,466, $1,420, $15,620, $1,442,042, $6,196, $2,288,584, $120,621, and $914,904, respectively, for these services which SSGA FD subsequently paid in part to financial intermediaries.
5. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6. Income Tax Information
The State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund each has qualified and each intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The State Street Federal Treasury Plus Money Market Fund intends to qualify as a regulated investment company under Subchapter M of the Code. Each Fund will not be subject to federal income taxes to the extent each distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The State Street Institutional Treasury Plus Money Market Fund and the State Street Treasury Obligations Money Market Fund file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
The State Street Federal Treasury Plus Money Market Fund will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds' was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds' exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.
The Funds' investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and their investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Federal Treasury Plus Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, and State Street Treasury Obligations Money Market Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for each Fund, as applicable:
 o Comparisons of the performance of State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund over the past one-, three-, five- and ten-year periods ended December 31, 2025, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”), for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
____________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds; and
• Profitability analyses for (a) the Adviser with respect to the Funds and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Funds and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Funds;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
 o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to each Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
 o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and shareholder servicer for the Funds, with respect to its operations relating to the Fund; and
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’
related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Funds, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Funds through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Fund Performance
The Board compared the investment performance of State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered each Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Federal Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board noted that the Fund commenced operations in January 2025, and as such, has limited performance history.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
State Street Treasury Obligations Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3- and 5-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Funds. The Board also considered the comparability of the fees charged and the services provided to the Funds by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Federal Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the median of its Expense Group and above the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe.
State Street Institutional Treasury Plus Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

State Street Treasury Obligations Money Market Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with each Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to each Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of each Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of each Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street Treasury Plus Money Market Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—35.0%
U.S. Treasury Bills (a)	3.480%	07/09/2026	07/09/2026	$571,850,000	$571,408,154
U.S. Treasury Bills (a)	3.500%	07/02/2026	07/02/2026	605,580,000	605,521,196
U.S. Treasury Bills (a)	3.500%	08/13/2026	08/13/2026	331,600,000	330,213,728
U.S. Treasury Bills (a)	3.500%	08/20/2026	08/20/2026	377,470,000	375,635,502
U.S. Treasury Bills (a)	3.525%	07/30/2026	07/30/2026	302,280,000	301,421,651
U.S. Treasury Bills (a)	3.525%	08/27/2026	08/27/2026	219,900,000	218,672,683
U.S. Treasury Bills (a)	3.531%	08/06/2026	08/06/2026	347,600,000	346,373,401
U.S. Treasury Bills (a)	3.590%	10/22/2026	10/22/2026	650,300,000	642,972,022
U.S. Treasury Bills (a)	3.609%	10/08/2026	10/08/2026	780,800,000	773,044,483
U.S. Treasury Bills (a)	3.610%	07/23/2026	07/23/2026	258,000,000	257,430,823
U.S. Treasury Bills (a)	3.610%	10/15/2026	10/15/2026	768,400,000	760,240,208
U.S. Treasury Bills (a)	3.610%	11/05/2026	11/05/2026	1,301,000,000	1,284,431,404
U.S. Treasury Bills (a)	3.610%	11/12/2026	11/12/2026	1,104,500,000	1,089,649,210
U.S. Treasury Bills (a)	3.615%	09/15/2026	09/15/2026	252,000,000	250,076,820
U.S. Treasury Bills (a)	3.615%	11/19/2026	11/19/2026	1,105,000,000	1,089,353,575
U.S. Treasury Bills (a)	3.620%	09/01/2026	09/01/2026	306,800,000	304,887,272
U.S. Treasury Bills (a)	3.625%	08/18/2026	08/18/2026	125,000,000	124,395,833
U.S. Treasury Bills (a)	3.630%	09/24/2026	09/24/2026	226,000,000	224,062,992
U.S. Treasury Bills (a)	3.712%	10/01/2026	10/01/2026	1,240,400,000	1,228,690,174
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.874%	07/01/2026	01/31/2027	1,975,844,000	1,975,823,809
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.875%	07/01/2026	01/31/2028	2,234,000,000	2,233,865,573
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.10% (b)	3.879%	07/01/2026	04/30/2028	1,191,000,000	1,191,165,695
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.935%	07/01/2026	07/31/2027	493,010,000	492,854,903
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.16% (b)	3.936%	07/01/2026	04/30/2027	494,500,000	494,500,669
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.18% (b)	3.958%	07/01/2026	07/31/2026	1,610,090,000	1,610,037,403
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.19% (b)	3.966%	07/01/2026	10/31/2027	136,500,000	136,500,000
U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.21% (b)	3.981%	07/01/2026	10/31/2026	1,811,210,000	1,811,273,853
U.S. Treasury Notes	3.004%	11/30/2026	11/30/2026	96,440,000	95,643,515
U.S. Treasury Notes	3.554%	09/30/2026	09/30/2026	628,220,000	624,025,266
U.S. Treasury Notes	3.564%	09/30/2026	09/30/2026	721,380,000	720,964,343
U.S. Treasury Notes	3.573%	01/31/2027	01/31/2027	147,300,000	145,550,434
U.S. Treasury Notes	3.575%	02/15/2027	02/15/2027	370,200,000	371,457,357
U.S. Treasury Notes	3.576%	02/28/2027	02/28/2027	46,700,000	46,865,396
U.S. Treasury Notes	3.578%	10/15/2026	10/15/2026	207,030,000	207,592,572
U.S. Treasury Notes	3.578%	01/31/2027	01/31/2027	59,200,000	59,384,778
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	455,900,000	456,655,468
U.S. Treasury Notes	3.581%	03/31/2027	03/31/2027	812,510,000	805,632,276
U.S. Treasury Notes	3.587%	11/15/2026	11/15/2026	25,940,000	26,037,931
U.S. Treasury Notes	3.610%	09/30/2026	09/30/2026	246,523,000	245,267,719
U.S. Treasury Notes	3.617%	07/31/2026	07/31/2026	149,600,000	149,387,608
U.S. Treasury Notes	3.624%	12/31/2026	12/31/2026	603,870,000	598,192,123
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	867,270,000	869,735,428
U.S. Treasury Notes	3.634%	12/31/2026	12/31/2026	605,670,000	598,673,706
U.S. Treasury Notes	3.653%	10/31/2026	10/31/2026	267,912,000	268,292,156
U.S. Treasury Notes	3.654%	11/30/2026	11/30/2026	269,490,000	266,885,665
U.S. Treasury Notes	3.659%	11/30/2026	11/30/2026	1,072,350,000	1,075,068,509
U.S. Treasury Notes	3.671%	08/31/2026	08/31/2026	233,838,000	232,730,424
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.673%	08/31/2026	08/31/2026	$93,810,000	$93,830,762
U.S. Treasury Notes	3.692%	08/31/2026	08/31/2026	31,300,000	31,181,945
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	528,628,000	527,335,513
U.S. Treasury Notes	3.723%	07/31/2026	07/31/2026	323,786,000	323,961,297
U.S. Treasury Notes	3.748%	10/31/2026	10/31/2026	134,514,000	133,370,232
U.S. Treasury Notes	3.759%	04/30/2027	04/30/2027	69,000,000	68,994,046
U.S. Treasury Notes	3.759%	04/30/2027	04/30/2027	150,000,000	148,777,659
U.S. Treasury Notes	3.845%	03/31/2027	03/31/2027	41,900,000	40,919,589
TOTAL TREASURY DEBT					29,956,916,753
TREASURY REPURCHASE AGREEMENTS—57.9%
Agreement with Australia and New Zealand Banking Group, dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.125% – 5.000% due 10/31/2028 – 05/15/2056, valued at $1,238,861,769); expected proceeds $1,210,122,681	3.650%	07/01/2026	07/01/2026	1,210,000,000	1,210,000,000
Agreement with Banco Bilbao Vizcaya Argentaria SA and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/20/2026, U.S. Treasury Inflation Index Bonds, 0.125% - 2.500% due 01/15/2029 - 02/15/2052, a U.S. Treasury Bond, 5.000% due 05/15/2056, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 07/15/2027 - 01/15/2035 and U.S. Treasury Notes, 0.875% - 4.625% due 09/30/2026 - 11/15/2035, valued at $2,606,100,009); expected proceeds $2,555,258,339	3.640%	07/01/2026	07/01/2026	2,555,000,000	2,555,000,000
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/14/2026 - 10/15/2026 and U.S. Treasury Notes, 1.500% - 4.375% due 07/31/2026 - 06/30/2028, valued at $331,013,530); expected proceeds $324,555,813	3.640%	07/01/2026	07/01/2026	324,523,000	324,523,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 1.000% - 2.125% due 02/15/2044 - 02/15/2054, U.S. Treasury Bonds, 1.250% - 3.000% due 08/15/2046 - 05/15/2052, U.S. Treasury Notes, 0.625% - 4.875% due 08/31/2026 - 05/15/2036 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 01/15/2027 - 04/15/2030, valued at $612,000,014); expected proceeds $600,060,667	3.640%	07/01/2026	07/01/2026	600,000,000	600,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 04/15/2027 - 04/15/2031, valued at $285,600,024); expected proceeds $280,028,778	3.700%	07/01/2026	07/01/2026	280,000,000	280,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% - 1.250% due 01/15/2027 - 04/15/2031, valued at $153,000,070); expected proceeds $150,015,167	3.640%	07/01/2026	07/01/2026	150,000,000	150,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 02/15/2027 - 08/15/2054, U.S. Treasury Inflation Index Bonds, 0.250% - 3.375% due 04/15/2032 - 02/15/2050, a U.S. Treasury Bond, 4.625% due 11/15/2044, U.S. Treasury Notes, 1.125% - 4.625% due 07/31/2027 - 05/15/2034 and U.S. Treasury Inflation Index Notes, 0.125% - 2.375% due 04/15/2027 - 07/15/2034, valued at $960,840,000); expected proceeds $942,095,247	3.640%	07/01/2026	07/01/2026	$942,000,000	$942,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% - 3.625% due 04/15/2028 - 02/15/2051, U.S. Treasury Bonds, 2.000% - 4.750% due 11/15/2041 - 11/15/2053, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 04/15/2027 - 01/15/2036 and U.S. Treasury Notes, 0.500% - 4.625% due 09/30/2026 - 11/15/2035, valued at $2,050,200,020); expected proceeds $2,010,203,233	3.640%	07/01/2026	07/01/2026	2,010,000,000	2,010,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027 and a U.S. Treasury Note, 3.875% due 03/31/2031, valued at $300,900,001); expected proceeds $295,029,828	3.640%	07/01/2026	07/01/2026	295,000,000	295,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, U.S. Treasury Bonds, 2.500% - 3.000% due 05/15/2042 - 02/15/2048, U.S. Treasury Notes, 2.875% - 4.625% due 12/15/2026 - 02/15/2033 and a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2035, valued at $102,646,680); expected proceeds $100,644,175	3.640%	07/01/2026	07/01/2026	100,634,000	100,634,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2026 - 02/15/2036, valued at $204,000,000); expected proceeds $200,020,222	3.640%	07/01/2026	07/01/2026	200,000,000	200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 03/16/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/09/2026 - 10/20/2026, U.S. Treasury Bonds, 1.125% - 4.625% due 08/15/2039 - 11/15/2055 and U.S. Treasury Notes, 0.500% - 4.875% due 07/31/2026 - 04/30/2033, valued at $229,500,034); expected proceeds $227,751,875 (c)	3.700%	07/13/2026	07/13/2026	225,000,000	225,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 04/02/2026 (collateralized by U.S. Treasury Bills, 0.000% due 12/24/2026, U.S. Treasury Bonds, 2.375% - 4.500% due 05/15/2039 - 11/15/2049 and U.S. Treasury Notes, 0.625% - 4.625% due 08/15/2026 - 12/31/2030, valued at $510,000,055); expected proceeds $505,631,667 (c)	3.720%	07/20/2026	07/20/2026	500,000,000	500,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/17/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/11/2026 - 09/03/2026, U.S. Treasury Bonds, 1.625% - 4.750% due 08/15/2040 - 11/15/2050 and U.S. Treasury Notes, 0.625% - 4.625% due 08/15/2026 - 11/15/2032, valued at $204,000,003); expected proceeds $200,304,167	3.650%	07/02/2026	07/02/2026	$200,000,000	$200,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $683,400,091); expected proceeds $670,067,744	3.640%	07/01/2026	07/01/2026	670,000,000	670,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/07/2026 - 06/10/2027, U.S. Treasury Bonds, 2.750% - 5.250% due 11/15/2028 - 11/15/2055 and U.S. Treasury Notes, 0.500% - 4.625% due 08/15/2026 - 08/15/2035, valued at $2,550,000,042); expected proceeds $2,500,253,472	3.650%	07/01/2026	07/01/2026	2,500,000,000	2,500,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 10/08/2026, a U.S. Treasury Bond, 1.125% due 05/15/2040 and U.S. Treasury Notes, 0.625% - 4.250% due 12/31/2027 - 05/15/2035, valued at $3,060,000,002); expected proceeds $3,000,303,333	3.640%	07/01/2026	07/01/2026	3,000,000,000	3,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.250% - 4.500% due 15/08/2039 - 15/11/2050, valued at $ 2,443,147,102); expected proceeds $2,395,242,161	3.640%	07/01/2026	07/01/2026	2,395,000,000	2,395,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.125% - 3.981% due 10/31/2026 - 07/31/2030, valued at $2,040,000,007); expected proceeds $2,000,202,222	3.640%	07/01/2026	07/01/2026	2,000,000,000	2,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.625% - 4.125% due 06/30/2028 - 09/30/2032, valued at $6,120,000,009); expected proceeds $6,000,606,667	3.640%	07/01/2026	07/01/2026	6,000,000,000	6,000,000,000
Agreement with Fixed Income Clearing Corp. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.750% - 4.250% due 09/30/2032 - 05/31/2033, valued at $2,295,000,000); expected proceeds $2,250,227,500	3.640%	07/01/2026	07/01/2026	2,250,000,000	2,250,000,000
Agreement with Fixed Income Clearing Corp., dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 2.125% due 04/15/2029 and U.S. Treasury Notes, 1.875% – 4.125% due 06/30/2028 – 11/15/2051, valued at $2,040,159,984); expected proceeds $2,000,203,333	3.660%	07/01/2026	07/01/2026	2,000,000,000	2,000,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.000% - 4.125% due 03/31/2032 - 02/15/2034 and U.S. Treasury Strips, 0.000% due 02/15/2038 - 02/15/2042, valued at $2,148,605,598); expected proceeds $2,106,688,988	3.640%	07/01/2026	07/01/2026	$2,106,476,000	$2,106,476,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.125% - 4.250% due 03/31/2032 - 06/30/2033, valued at $255,000,064); expected proceeds $250,024,306	3.500%	07/01/2026	07/01/2026	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 1.750% - 6.250% due 08/15/2029 - 08/15/2041, valued at $56,100,102); expected proceeds $55,005,561	3.640%	07/01/2026	07/01/2026	55,000,000	55,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/26/2026 (collateralized by U.S. Treasury Bonds, 3.125% - 4.375% due 05/15/2041 - 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 07/15/2026 - 10/15/2029 and U.S. Treasury Notes, 4.125% - 4.625% due 07/31/2026 - 02/15/2035, valued at $285,600,006); expected proceeds $280,310,567	3.630%	07/01/2026	07/07/2026	280,000,000	280,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 1.375% - 5.000% due 02/15/2039 - 05/15/2047 and U.S. Treasury Notes, 4.125% - 4.500% due 06/30/2031 - 05/15/2035, valued at $9,773,640,208); expected proceeds $9,582,968,847	3.640%	07/01/2026	07/01/2026	9,582,000,000	9,582,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/29/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/11/2026 - 08/18/2026, U.S. Treasury Notes, 1.125% - 4.250% due 08/31/2026 - 08/15/2034 and a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2030, valued at $224,422,705); expected proceeds $221,334,667 (c)	3.640%	07/01/2026	08/28/2026	220,000,000	220,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 09/24/2026, U.S. Treasury Bonds, 1.250% - 5.000% due 11/15/2040 - 05/15/2056, a U.S. Treasury Inflation Index Bond, 2.125% due 02/15/2054, U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 04/15/2030 - 01/15/2036 and U.S. Treasury Notes, 2.500% - 4.500% due 11/30/2026 - 08/15/2035, valued at $1,173,000,000); expected proceeds $1,150,116,278	3.640%	07/01/2026	07/01/2026	1,150,000,000	1,150,000,000
Agreement with Mitsubishi UFJ Securities, Inc., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.250% – 5.000% due 05/15/2034 – 05/15/2056, valued at $575,952,097); expected proceeds $565,057,128	3.640%	07/01/2026	07/01/2026	565,000,000	565,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 1.500% - 4.500% due 12/31/2026 - 03/31/2031, valued at $815,062,411); expected proceeds $799,080,788	3.640%	07/01/2026	07/01/2026	799,000,000	799,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with National Australia Bank, Ltd., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $203,995,539); expected proceeds $200,020,222	3.640%	07/01/2026	07/01/2026	$200,000,000	$200,000,000
Agreement with Prudential Insurance Co., dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% – 4.000% due 05/15/2043 – 11/15/2052 and a U.S. Treasury Strip, 0.000% due 02/15/2030, valued at $147,598,812); expected proceeds $144,813,877	3.660%	07/01/2026	07/01/2026	144,799,156	144,799,156
Agreement with Prudential Insurance Co., dated 06/30/2026 (collateralized by U.S. Treasury Notes, 3.000%–4.750% due 08/15/2044 – 05/15/2055 and U.S. Treasury Strips, 0.000% due 08/15/2039 – 11/15/2052, valued at $312,378,207); expected proceeds $305,194,775	3.660%	07/01/2026	07/01/2026	305,163,750	305,163,750
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/20/2026 - 11/05/2026, U.S. Treasury Inflation Index Bonds, 0.250% - 1.500% due 02/15/2043 - 02/15/2053, U.S. Treasury Bonds, 3.000% - 4.875% due 11/15/2044 - 11/15/2055, U.S. Treasury Notes, 0.625% - 4.625% due 10/15/2027 - 08/15/2035 and U.S. Treasury Inflation Index Notes, 0.125% - 1.875% due 04/15/2028 - 07/15/2034, valued at $494,700,000); expected proceeds $485,049,039	3.640%	07/01/2026	07/01/2026	485,000,000	485,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 3.875% due 04/15/2029 - 02/15/2049, U.S. Treasury Bonds, 1.125% - 5.000% due 02/15/2037 - 05/15/2056, U.S. Treasury Notes, 1.125% - 4.125% due 10/31/2026 - 08/15/2033 and U.S. Treasury Strips, 0.000% due 05/15/2028 - 05/15/2036, valued at $1,020,000,069); expected proceeds $1,000,101,111	3.640%	07/01/2026	07/01/2026	1,000,000,000	1,000,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Inflation Index Bonds, 0.750% - 0.875% due 02/15/2045 - 02/15/2047, a U.S. Treasury Bond, 3.375% due 08/15/2042, U.S. Treasury Notes, 1.250% - 4.875% due 09/30/2027 - 02/15/2034 and a U.S. Treasury Inflation Index Note, 1.125% due 10/15/2030, valued at $1,116,900,000); expected proceeds $1,095,110,717	3.640%	07/01/2026	07/01/2026	1,095,000,000	1,095,000,000
Agreement with Standard Chartered Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 07/16/2026 - 09/17/2026, U.S. Treasury Inflation Index Bonds, 0.250% - 3.625% due 04/15/2028 - 02/15/2050, U.S. Treasury Bonds, 1.250% - 5.250% due 11/15/2028 - 02/15/2056, U.S. Treasury Notes, 0.375% - 4.625% due 07/31/2026 - 11/15/2035 and U.S. Treasury Inflation Index Notes, 0.125% - 1.625% due 01/15/2027 - 07/15/2033, valued at $581,400,000); expected proceeds $570,057,633	3.640%	07/01/2026	07/01/2026	570,000,000	570,000,000
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 0.500% - 3.875% due 10/31/2027 - 12/31/2032, valued at $23,460,016); expected proceeds $23,002,326	3.640%	07/01/2026	07/01/2026	$23,000,000	$23,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bills, 0.000% due 08/20/2026 - 10/08/2026, U.S. Treasury Strips, 0.000% due 08/15/2026 - 08/15/2041, U.S. Treasury Bonds, 1.375% - 6.125% due 08/15/2028 - 05/15/2053, U.S. Treasury Inflation Index Bonds, 0.125% - 2.375% due 01/15/2028 - 02/15/2055, U.S. Treasury Inflation Index Notes, 0.125% - 2.125% due 04/15/2027 - 01/15/2036 and U.S. Treasury Notes, 0.375% - 4.875% due 08/15/2026 - 11/15/2035, valued at $132,600,000); expected proceeds $130,013,144	3.640%	07/01/2026	07/01/2026	130,000,000	130,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Bonds, 3.000% - 4.750% due 02/15/2045 - 08/15/2055, valued at $285,628,939); expected proceeds $280,028,311	3.640%	07/01/2026	07/01/2026	280,000,000	280,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					49,647,595,906
TOTAL INVESTMENTS (d)(e)–92.9%					79,604,512,659
Other Assets in Excess of Liabilities —7.1%					6,072,182,983
NET ASSETS –100.0%					$85,676,695,642

(a)	Rate shown is the discount rate at time of purchase.
(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. These securities represent $945,000,000 or 1.1% of net assets as of June 30, 2026.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 3).
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and amortized cost.	$29,956,916,753
Repurchase agreements, at value and amortized cost	49,647,595,906
Total Investments	79,604,512,659
Cash	7,188,666,709
Interest receivable — unaffiliated issuers	117,096,391
Other receivable	724,783
TOTAL ASSETS	86,911,000,542
LIABILITIES
Payable for investments purchased	1,228,690,174
Advisory and administrator fee payable	3,386,305
Custody, sub-administration and transfer agent fees payable	2,057,769
Trustees’ fees and expenses payable	3,953
Professional fees payable	139,425
Printing fees payable	27,274
TOTAL LIABILITIES	1,234,304,900
NET ASSETS	$85,676,695,642
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,314,331,738
EXPENSES
Advisory and administrator fee	17,707,866
Custodian, sub-administrator and transfer agent fees	2,148,743
Trustees’ fees and expenses	188,874
Professional fees	199,489
Printing and postage fees	31,620
Insurance expense	9,610
Miscellaneous expenses	25,303
TOTAL EXPENSES	20,311,505
NET INVESTMENT INCOME (LOSS)	$1,294,020,233
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(34,026)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,293,986,207
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,294,020,233	$2,460,684,718
Net realized gain (loss)	(34,026)	28,737
Net increase (decrease) in net assets resulting from operations	1,293,986,207	2,460,713,455
CAPITAL TRANSACTIONS
Contributions	202,659,344,616	280,167,322,096
Withdrawals	(188,393,252,123)	(269,026,827,566)
Net increase (decrease) in net assets from capital transactions	14,266,092,493	11,140,494,530
Net increase (decrease) in net assets during the period	15,560,078,700	13,601,207,985
Net assets at beginning of period	70,116,616,942	56,515,408,957
NET ASSETS AT END OF PERIOD	$85,676,695,642	$70,116,616,942
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Total return (a)	1.78%	4.30%	5.30%	5.17%	1.65%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$85,676,696	$70,116,617	$56,515,409	$46,113,932	$43,687,095	$27,061,311
Ratios to average net assets:
Total expenses	0.06%(b)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income (loss)	3.65%(b)	4.21%	5.14%	5.01%	1.91%	0.01%

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Portfolio is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
4. Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the Portfolio had invested in repurchase agreements with the gross values of $49,647,595,906 and associated collateral equal to $50,646,414,219.
5. Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for the Portfolio to the extent necessary to maintain a certain minimum net yield, which may vary from time to time, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses by a Service Provider being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some series of the Trust and not others. The amount of any Voluntary Reduction may differ between such series in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Portfolio shareholders, Financial Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some series of the Trust and not others, or to implement it to a greater degree for some series or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Portfolio has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction beginning on May 1, 2020, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Portfolio.
A reimbursement to the Service Provider would increase Portfolio expenses and may negatively impact a Portfolio's yield during such period. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that a Portfolio will be able to avoid a negative yield.
There were no reimbursements for the period ended June 30, 2026.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
6. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio is deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
8. Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
 o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
 o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
 o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
____________________________
[1] Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
 o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
 o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
17

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

 o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons
18

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Performance Group and Performance Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-, 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
19

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
20

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Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Target Retirement Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
State Street Target Retirement 2070 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosure for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 16.7%
State Street Equity 500 Index II Portfolio	309,096	$209,780,622
State Street Small/Mid Cap Equity Index Portfolio	59,441	23,254,006
		233,034,628
DOMESTIC FIXED INCOME — 50.1%
State Street Aggregate Bond Index Portfolio	3,112,680	277,277,499
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,466,375	49,020,916
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,012,384	97,563,446
State Street SPDR Portfolio Short Term Corporate Bond ETF (b)	1,853,803	55,632,628
State Street SPDR Portfolio Short Term Treasury ETF	7,574,728	219,742,859
		699,237,348
INFLATION LINKED — 18.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	13,230,409	250,451,642
INTERNATIONAL EQUITY — 10.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	850,207	141,967,598
REAL ESTATE — 4.9%
State Street SPDR Dow Jones Global Real Estate ETF (b)	1,379,775	68,588,615
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,269,263,128)		1,393,279,831
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	2,813,571	$2,813,571
State Street Navigator Securities Lending Portfolio II (a) (e)	18,924,910	18,924,910
TOTAL SHORT-TERM INVESTMENTS (Cost $21,738,481)		$21,738,481
TOTAL INVESTMENTS — 101.4% (Cost $1,291,001,609)		1,415,018,312
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(19,877,318)
NET ASSETS — 100.0%		$1,395,140,994

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,393,279,831	$—	$—	$1,393,279,831
Short-Term Investments	21,738,481	—	—	21,738,481
TOTAL INVESTMENTS	$1,415,018,312	$—	$—	$1,415,018,312
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	3,303,456	$297,245,007	$22,758,515	$39,896,484	$(6,261,341)	$3,431,802	3,112,680	$277,277,499	$4,745,755
State Street Equity 500 Index II Portfolio	354,359	218,267,564	10,252,308	40,104,976	14,634,040	6,731,686	309,096	209,780,622	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,019,377	150,164,488	6,920,947	33,862,080	13,621,155	5,123,088	850,207	141,967,598	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,563,959	7,563,959	106,920,447	111,670,835	—	—	2,813,571	2,813,571	49,714
State Street Navigator Securities Lending Portfolio II	34,353,825	34,353,825	687,658,365	703,087,280	—	—	18,924,910	18,924,910	164,343
State Street Small/Mid Cap Equity Index Portfolio	73,031	24,230,814	500,000	5,500,000	1,936,903	2,086,289	59,441	23,254,006	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	14,032,311	267,736,494	25,450,398	40,925,983	(3,795,184)	1,985,917	13,230,409	250,451,642	5,185,825
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,799,811	51,384,604	8,130,025	20,072,759	4,183,604	5,395,442	1,466,375	49,020,916	—
State Street SPDR Bloomberg High Yield Bond ETF	1,072,083	104,217,188	6,395,571	12,152,652	(1,601,957)	705,296	1,012,384	97,563,446	2,703,735
State Street SPDR Dow Jones Global Real Estate ETF	1,633,989	73,562,185	3,984,497	16,083,955	1,121,440	6,004,448	1,379,775	68,588,615	1,075,302
State Street SPDR Portfolio Short Term Corporate Bond ETF	1,973,326	59,594,445	3,600,727	7,203,063	(209,547)	(149,934)	1,853,803	55,632,628	985,421
State Street SPDR Portfolio Short Term Treasury ETF	8,037,679	235,343,241	20,962,863	34,510,147	143,765	(2,196,863)	7,574,728	219,742,859	3,470,359
Total		$1,523,663,814	$903,534,663	$1,065,070,214	$23,772,878	$29,117,171		$1,415,018,312	$18,380,454
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 22.0%
State Street Equity 500 Index II Portfolio	540,637	$366,924,537
State Street Small/Mid Cap Equity Index Portfolio	117,552	45,987,635
		412,912,172
DOMESTIC FIXED INCOME — 41.4%
State Street Aggregate Bond Index Portfolio	4,441,438	395,643,305
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,967,996	65,790,106
State Street SPDR Bloomberg High Yield Bond ETF (b)	1,358,845	130,951,893
State Street SPDR Portfolio Short Term Corporate Bond ETF	1,242,649	37,291,897
State Street SPDR Portfolio Short Term Treasury ETF	5,013,926	145,453,993
		775,131,194
INFLATION LINKED — 17.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	17,759,656	336,190,288
INTERNATIONAL EQUITY — 13.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,536,383	256,545,280
REAL ESTATE — 4.9%
State Street SPDR Dow Jones Global Real Estate ETF (b)	1,851,431	92,034,634
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,638,820,242)		1,872,813,568
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	3,402,714	$3,402,714
State Street Navigator Securities Lending Portfolio II (a) (e)	31,102,539	31,102,539
TOTAL SHORT-TERM INVESTMENTS (Cost $34,505,253)		$34,505,253
TOTAL INVESTMENTS — 101.7% (Cost $1,673,325,495)		1,907,318,821
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(31,893,866)
NET ASSETS — 100.0%		$1,875,424,955

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,872,813,568	$—	$—	$1,872,813,568
Short-Term Investments	34,505,253	—	—	34,505,253
TOTAL INVESTMENTS	$1,907,318,821	$—	$—	$1,907,318,821
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	4,512,728	$406,055,305	$40,171,506	$46,709,973	$(7,352,025)	$3,478,492	4,441,438	$395,643,305	$6,542,939
State Street Equity 500 Index II Portfolio	616,669	379,837,410	13,684,600	63,569,544	21,863,366	15,108,705	540,637	366,924,537	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,844,012	271,641,353	15,862,158	64,752,739	23,222,024	10,572,484	1,536,383	256,545,280	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,719,990	7,719,990	142,794,870	147,112,146	—	—	3,402,714	3,402,714	63,551
State Street Navigator Securities Lending Portfolio II	18,796,450	18,796,450	659,955,083	647,648,994	—	—	31,102,539	31,102,539	259,019
State Street Small/Mid Cap Equity Index Portfolio	145,556	48,293,966	1,800,000	12,081,611	4,122,968	3,852,312	117,552	45,987,635	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18,165,744	346,602,396	35,426,389	43,431,535	(4,395,763)	1,988,801	17,759,656	336,190,288	6,791,792
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	2,357,669	67,311,450	10,768,732	24,546,331	4,968,189	7,288,066	1,967,996	65,790,106	—
State Street SPDR Bloomberg High Yield Bond ETF	1,388,225	134,949,352	9,637,861	12,490,642	(1,615,725)	471,047	1,358,845	130,951,893	3,523,983
State Street SPDR Dow Jones Global Real Estate ETF	2,118,266	95,364,334	5,175,834	17,801,290	1,741,187	7,554,569	1,851,431	92,034,634	1,405,648
State Street SPDR Portfolio Short Term Corporate Bond ETF	1,135,796	34,301,039	5,201,290	1,997,604	34,237	(247,065)	1,242,649	37,291,897	591,560
State Street SPDR Portfolio Short Term Treasury ETF	4,551,229	133,259,985	21,852,204	8,442,661	10,270	(1,225,805)	5,013,926	145,453,993	2,048,282
Total		$1,944,133,030	$962,330,527	$1,090,585,070	$42,598,728	$48,841,606		$1,907,318,821	$21,226,774
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 31.4%
State Street Equity 500 Index II Portfolio	1,402,428	$951,813,961
State Street Small/Mid Cap Equity Index Portfolio	362,076	141,647,845
		1,093,461,806
DOMESTIC FIXED INCOME — 32.2%
State Street Aggregate Bond Index Portfolio	7,718,691	687,580,961
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1,091,575	36,491,352
State Street SPDR Bloomberg High Yield Bond ETF (b)	2,333,143	224,844,991
State Street SPDR Portfolio Long Term Treasury ETF	4,562,439	119,672,775
State Street SPDR Portfolio Short Term Corporate Bond ETF	375,228	11,260,592
State Street SPDR Portfolio Short Term Treasury ETF	1,310,507	38,017,808
		1,117,868,479
INFLATION LINKED — 12.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	22,162,611	419,538,226
INTERNATIONAL EQUITY — 21.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,373,808	730,338,412
REAL ESTATE — 3.2%
State Street SPDR Dow Jones Global Real Estate ETF (b)	2,226,746	110,691,544
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,874,999,110)		3,471,898,467
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	8,759,726	$8,759,726
State Street Navigator Securities Lending Portfolio II (a) (e)	93,128,850	93,128,850
TOTAL SHORT-TERM INVESTMENTS (Cost $101,888,576)		$101,888,576
TOTAL INVESTMENTS — 102.8% (Cost $2,976,887,686)		3,573,787,043
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(96,938,907)
NET ASSETS — 100.0%		$3,476,848,136

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,471,898,467	$—	$—	$3,471,898,467
Short-Term Investments	101,888,576	—	—	101,888,576
TOTAL INVESTMENTS	$3,573,787,043	$—	$—	$3,573,787,043
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	7,364,257	$662,635,801	$84,101,118	$52,630,993	$(9,009,481)	$2,484,516	7,718,691	$687,580,961	$10,991,076
State Street Equity 500 Index II Portfolio	1,503,390	926,013,299	41,633,217	109,577,011	38,981,971	54,762,485	1,402,428	951,813,961	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,964,315	731,293,180	41,451,022	135,210,713	30,558,290	62,246,633	4,373,808	730,338,412	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,764,575	7,764,575	207,960,283	206,965,132	—	—	8,759,726	8,759,726	129,734
State Street Navigator Securities Lending Portfolio II	1,436,000	1,436,000	716,229,821	624,536,971	—	—	93,128,850	93,128,850	487,805
State Street Small/Mid Cap Equity Index Portfolio	421,295	139,781,639	4,900,000	26,900,000	9,536,624	14,329,582	362,076	141,647,845	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	19,822,054	378,204,790	67,056,373	22,672,866	(2,166,793)	(883,278)	22,162,611	419,538,226	7,978,449
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	819,827	23,406,061	11,281,002	2,215,339	430,156	3,589,472	1,091,575	36,491,352	—
State Street SPDR Bloomberg High Yield Bond ETF	2,213,780	215,201,554	24,322,270	12,810,499	(1,705,728)	(162,606)	2,333,143	224,844,991	5,799,588
State Street SPDR Dow Jones Global Real Estate ETF	2,215,937	99,761,484	6,685,771	6,013,310	855,094	9,402,505	2,226,746	110,691,544	1,549,496
State Street SPDR Portfolio Long Term Treasury ETF	5,034,048	133,251,251	8,038,535	20,398,832	(3,187,306)	1,969,127	4,562,439	119,672,775	2,146,328
State Street SPDR Portfolio Short Term Corporate Bond ETF	231,986	7,005,977	4,303,346	—	—	(48,731)	375,228	11,260,592	140,092
State Street SPDR Portfolio Short Term Treasury ETF	732,758	21,455,154	16,904,787	99,963	89	(242,259)	1,310,507	38,017,808	397,131
Total		$3,347,210,765	$1,234,867,545	$1,220,031,629	$64,292,916	$147,447,446		$3,573,787,043	$29,619,699
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 39.0%
State Street Equity 500 Index II Portfolio	1,891,714	$1,283,887,658
State Street Small/Mid Cap Equity Index Portfolio	579,266	226,614,783
		1,510,502,441
DOMESTIC FIXED INCOME — 29.2%
State Street Aggregate Bond Index Portfolio	6,893,413	614,065,186
State Street SPDR Bloomberg High Yield Bond ETF (b)	2,094,793	201,875,202
State Street SPDR Portfolio Long Term Treasury ETF	12,036,672	315,721,907
		1,131,662,295
INFLATION LINKED — 2.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	6,004,923	113,673,192
INTERNATIONAL EQUITY — 28.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,492,144	1,084,058,165
REAL ESTATE — 0.7%
State Street SPDR Dow Jones Global Real Estate ETF (b)	571,696	28,419,008
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,079,715,681)		3,868,315,101
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	6,284,763	$6,284,763
State Street Navigator Securities Lending Portfolio II (a) (e)	40,711,566	40,711,566
TOTAL SHORT-TERM INVESTMENTS (Cost $46,996,329)		$46,996,329
TOTAL INVESTMENTS — 101.0% (Cost $3,126,712,010)		3,915,311,430
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(39,582,338)
NET ASSETS — 100.0%		$3,875,729,092

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,868,315,101	$—	$—	$3,868,315,101
Short-Term Investments	46,996,329	—	—	46,996,329
TOTAL INVESTMENTS	$3,915,311,430	$—	$—	$3,915,311,430
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	6,258,529	$563,142,367	$91,183,832	$34,614,080	$(5,858,108)	$211,175	6,893,413	$614,065,186	$9,527,887
State Street Equity 500 Index II Portfolio	1,884,052	1,160,482,247	86,238,196	85,356,332	34,246,056	88,277,491	1,891,714	1,283,887,658	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,838,095	1,007,319,724	81,537,271	136,161,102	26,449,484	104,912,788	6,492,144	1,084,058,165	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,125,380	7,125,380	216,541,535	217,382,152	—	—	6,284,763	6,284,763	156,643
State Street Navigator Securities Lending Portfolio II	133,551,800	133,551,800	662,194,261	755,034,495	—	—	40,711,566	40,711,566	333,890
State Street Small/Mid Cap Equity Index Portfolio	625,980	207,693,771	14,104,957	32,056,354	9,989,436	26,882,973	579,266	226,614,783	—
State Street SPDR Bloomberg 1-10 Year TIPS ETF	3,676,006	70,138,194	47,086,888	2,689,751	(20,107)	(842,032)	6,004,923	113,673,192	1,819,117
State Street SPDR Bloomberg High Yield Bond ETF	1,846,963	179,543,273	33,153,874	9,240,700	(1,303,788)	(277,457)	2,094,793	201,875,202	4,971,089
State Street SPDR Dow Jones Global Real Estate ETF	388,203	17,476,900	8,887,307	100,376	11,278	2,143,899	571,696	28,419,008	317,087
State Street SPDR Portfolio Long Term Treasury ETF	11,673,929	309,008,901	40,550,958	30,931,533	(3,926,694)	1,020,275	12,036,672	315,721,907	5,193,187
Total		$3,655,482,557	$1,281,479,079	$1,303,566,875	$59,587,557	$222,329,112		$3,915,311,430	$22,318,900
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 43.4%
State Street Equity 500 Index II Portfolio	1,935,864	$1,313,851,303
State Street Small/Mid Cap Equity Index Portfolio	702,025	274,639,200
		1,588,490,503
DOMESTIC FIXED INCOME — 24.7%
State Street Aggregate Bond Index Portfolio	5,020,643	447,238,915
State Street SPDR Bloomberg High Yield Bond ETF	1,077,777	103,865,369
State Street SPDR Portfolio Long Term Treasury ETF	13,406,289	351,646,961
		902,751,245
INTERNATIONAL EQUITY — 31.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,959,179	1,162,043,644
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,816,917,234)		3,653,285,392
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	6,090,189	6,090,189
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a) (d)	55,251,605	$55,251,605
TOTAL SHORT-TERM INVESTMENTS (Cost $61,341,794)		$61,341,794
TOTAL INVESTMENTS — 101.5% (Cost $2,878,259,028)		3,714,627,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(55,482,597)
NET ASSETS — 100.0%		$3,659,144,589

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,653,285,392	$—	$—	$3,653,285,392
Short-Term Investments	61,341,794	—	—	61,341,794
TOTAL INVESTMENTS	$3,714,627,186	$—	$—	$3,714,627,186
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	4,396,727	$395,617,467	$75,245,763	$19,599,999	$(3,396,115)	$(628,201)	5,020,643	$447,238,915	$6,778,755
State Street Equity 500 Index II Portfolio	1,909,158	1,175,945,693	88,638,142	75,494,539	31,705,409	93,056,598	1,935,864	1,313,851,303	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,198,258	1,060,375,354	79,377,811	117,031,826	22,347,044	116,975,261	6,959,179	1,162,043,644	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,177,583	7,177,583	190,512,168	191,599,562	—	—	6,090,189	6,090,189	145,927
State Street Navigator Securities Lending Portfolio II	—	—	233,703,708	178,452,103	—	—	55,251,605	55,251,605	208,989
State Street Small/Mid Cap Equity Index Portfolio	753,903	250,137,485	15,700,000	35,603,505	9,342,164	35,063,056	702,025	274,639,200	—
State Street SPDR Bloomberg High Yield Bond ETF	860,592	83,658,149	23,114,213	2,191,439	40,878	(756,432)	1,077,777	103,865,369	2,395,546
State Street SPDR Portfolio Long Term Treasury ETF	12,177,043	322,326,328	57,244,573	24,701,468	(3,831,325)	608,853	13,406,289	351,646,961	5,529,063
Total		$3,295,238,059	$763,536,378	$644,674,441	$56,208,055	$244,319,135		$3,714,627,186	$15,058,280
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 47.2%
State Street Equity 500 Index II Portfolio	1,951,658	$1,324,570,829
State Street Small/Mid Cap Equity Index Portfolio	838,939	328,201,195
		1,652,772,024
DOMESTIC FIXED INCOME — 18.0%
State Street Aggregate Bond Index Portfolio	3,289,046	292,988,197
State Street SPDR Portfolio Long Term Treasury ETF (b)	12,795,569	335,627,775
		628,615,972
INTERNATIONAL EQUITY — 34.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,241,387	1,209,166,803
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,622,465,477)		3,490,554,799
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (c) (d)	6,081,970	6,081,970
State Street Navigator Securities Lending Portfolio II (a) (e)	239,800	239,800
TOTAL SHORT-TERM INVESTMENTS (Cost $6,321,770)		$6,321,770
TOTAL INVESTMENTS — 100.0% (Cost $2,628,787,247)		3,496,876,569
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(420,855)
NET ASSETS — 100.0%		$3,496,455,714

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(d)	The rate shown is the annualized seven-day yield at June 30, 2026.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,490,554,799	$—	$—	$3,490,554,799
Short-Term Investments	6,321,770	—	—	6,321,770
TOTAL INVESTMENTS	$3,496,876,569	$—	$—	$3,496,876,569
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	2,742,661	$246,784,611	$56,821,621	$8,100,000	$(1,351,383)	$(1,166,652)	3,289,046	$292,988,197	$4,293,910
State Street Equity 500 Index II Portfolio	1,874,546	1,154,626,498	101,164,861	55,960,716	23,731,295	101,008,891	1,951,658	1,324,570,829	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	7,298,694	1,075,170,559	94,086,492	103,008,758	18,779,484	124,139,026	7,241,387	1,209,166,803	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,977,518	6,977,518	160,726,318	161,621,866	—	—	6,081,970	6,081,970	135,359
State Street Navigator Securities Lending Portfolio II	141,700	141,700	41,852,612	41,754,512	—	—	239,800	239,800	2,127
State Street Small/Mid Cap Equity Index Portfolio	877,257	291,064,949	20,200,000	35,601,154	9,969,642	42,567,758	838,939	328,201,195	—
State Street SPDR Portfolio Long Term Treasury ETF	11,367,230	300,890,578	56,531,259	18,822,176	(2,478,676)	(493,210)	12,795,569	335,627,775	5,196,842
Total		$3,075,656,413	$531,383,163	$424,869,182	$48,650,362	$266,055,813		$3,496,876,569	$9,628,238
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 50.1%
State Street Equity 500 Index II Portfolio	1,747,963	$1,186,325,330
State Street Small/Mid Cap Equity Index Portfolio	892,374	349,105,550
		1,535,430,880
DOMESTIC FIXED INCOME — 13.0%
State Street Aggregate Bond Index Portfolio	1,186,427	105,686,918
State Street SPDR Portfolio Long Term Treasury ETF	11,202,524	293,842,204
		399,529,122
INTERNATIONAL EQUITY — 36.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,730,489	1,123,857,083
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,248,108,339)		3,058,817,085
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $5,673,711)	5,673,711	5,673,711
TOTAL INVESTMENTS — 100.0% (Cost $2,253,782,050)		3,064,490,796
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(652,666)
NET ASSETS — 100.0%		$3,063,838,130

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,058,817,085	$—	$—	$3,058,817,085
Short-Term Investment	5,673,711	—	—	5,673,711
TOTAL INVESTMENTS	$3,064,490,796	$—	$—	$3,064,490,796
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	891,048	$80,176,494	$26,646,887	$300,000	$1,470	$(837,932)	1,186,427	$105,686,918	$1,446,886
State Street Equity 500 Index II Portfolio	1,660,420	1,022,735,651	95,952,181	43,992,782	16,823,711	94,806,569	1,747,963	1,186,325,330	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,710,152	988,472,446	91,093,692	87,997,098	16,816,954	115,471,089	6,730,489	1,123,857,083	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,982,999	5,982,999	149,369,604	149,678,892	—	—	5,673,711	5,673,711	114,714
State Street Small/Mid Cap Equity Index Portfolio	923,130	306,285,136	21,227,490	34,103,233	10,588,981	45,107,177	892,374	349,105,550	—
State Street SPDR Portfolio Long Term Treasury ETF	9,850,017	260,729,950	51,323,811	15,616,043	(2,403,102)	(192,412)	11,202,524	293,842,204	4,529,793
Total		$2,664,382,676	$435,613,665	$331,688,048	$41,828,014	$254,354,491		$3,064,490,796	$6,091,393
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	1,405,599	$953,965,551
State Street Small/Mid Cap Equity Index Portfolio	811,307	317,391,456
		1,271,357,007
DOMESTIC FIXED INCOME — 9.6%
State Street SPDR Portfolio Long Term Treasury ETF	8,918,955	233,944,190
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,574,671	930,858,611
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,787,458,714)		2,436,159,808
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $3,647,415)	3,647,415	3,647,415
TOTAL INVESTMENTS — 100.0% (Cost $1,791,106,129)		2,439,807,223
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		516,144
NET ASSETS — 100.0%		$2,440,323,367

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,436,159,808	$—	$—	$2,436,159,808
Short-Term Investment	3,647,415	—	—	3,647,415
TOTAL INVESTMENTS	$2,439,807,223	$—	$—	$2,439,807,223
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Equity 500 Index II Portfolio	1,300,636	$801,126,508	$90,062,015	$26,069,661	$8,262,808	$80,583,881	1,405,599	$953,965,551	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,390,689	794,102,393	85,080,004	55,777,869	11,278,495	96,175,588	5,574,671	930,858,611	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,183,274	5,183,274	123,202,161	124,738,020	—	—	3,647,415	3,647,415	94,779
State Street Navigator Securities Lending Portfolio II	—	—	20,922,913	20,922,913	—	—	—	—	200
State Street Small/Mid Cap Equity Index Portfolio	803,458	266,579,339	24,011,483	22,891,432	8,064,406	41,627,660	811,307	317,391,456	—
State Street SPDR Portfolio Long Term Treasury ETF	7,650,021	202,496,056	44,586,479	11,101,852	(1,758,586)	(277,907)	8,918,955	233,944,190	3,546,316
Total		$2,069,487,570	$387,865,055	$261,501,747	$25,847,123	$218,109,222		$2,439,807,223	$3,641,295
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 52.1%
State Street Equity 500 Index II Portfolio	1,046,292	$710,107,642
State Street Small/Mid Cap Equity Index Portfolio	603,561	236,119,012
		946,226,654
DOMESTIC FIXED INCOME — 9.6%
State Street SPDR Portfolio Long Term Treasury ETF	6,636,626	174,078,700
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,147,109	692,484,319
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,369,616,262)		1,812,789,673
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $3,104,214)	3,104,214	3,104,214
TOTAL INVESTMENTS — 100.0% (Cost $1,372,720,476)		1,815,893,887
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		144,398
NET ASSETS — 100.0%		$1,816,038,285

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,812,789,673	$—	$—	$1,812,789,673
Short-Term Investment	3,104,214	—	—	3,104,214
TOTAL INVESTMENTS	$1,815,893,887	$—	$—	$1,815,893,887
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Equity 500 Index II Portfolio	945,811	$582,572,623	$82,272,247	$20,284,830	$7,272,189	$58,275,413	1,046,292	$710,107,642	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,919,921	577,443,587	82,177,415	45,662,366	15,821,014	62,704,669	4,147,109	692,484,319	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,528,615	5,528,615	148,526,336	150,950,737	—	—	3,104,214	3,104,214	75,645
State Street Small/Mid Cap Equity Index Portfolio	584,110	193,801,649	22,873,994	17,207,649	6,205,606	30,445,412	603,561	236,119,012	—
State Street SPDR Portfolio Long Term Treasury ETF	5,560,513	147,186,779	36,112,662	7,712,941	(1,283,907)	(223,893)	6,636,626	174,078,700	2,607,966
Total		$1,506,533,253	$371,962,654	$241,818,523	$28,014,902	$151,201,601		$1,815,893,887	$2,683,611
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 52.0%
State Street Equity 500 Index II Portfolio	381,958	$259,230,995
State Street Small/Mid Cap Equity Index Portfolio	220,334	86,196,683
		345,427,678
DOMESTIC FIXED INCOME — 9.6%
State Street SPDR Portfolio Long Term Treasury ETF	2,422,878	63,552,090
INTERNATIONAL EQUITY — 38.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,515,900	253,125,059
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $519,328,231)		662,104,827
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $1,628,250)	1,628,250	1,628,250
TOTAL INVESTMENTS — 100.0% (Cost $520,956,481)		663,733,077
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% *		195,358
NET ASSETS — 100.0%		$663,928,435

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$662,104,827	$—	$—	$662,104,827
Short-Term Investment	1,628,250	—	—	1,628,250
TOTAL INVESTMENTS	$663,733,077	$—	$—	$663,733,077
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Equity 500 Index II Portfolio	325,103	$200,247,137	$40,083,550	$4,596,775	$2,065,770	$21,431,313	381,958	$259,230,995	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,347,344	198,477,301	38,724,364	11,772,542	4,219,373	23,476,563	1,515,900	253,125,059	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,393,899	1,393,899	46,577,847	46,343,496	—	—	1,628,250	1,628,250	31,859
State Street Small/Mid Cap Equity Index Portfolio	200,801	66,623,885	11,670,000	5,210,000	1,825,249	11,287,549	220,334	86,196,683	—
State Street SPDR Portfolio Long Term Treasury ETF	1,912,196	50,615,828	16,452,963	2,987,319	(224,594)	(304,788)	2,422,878	63,552,090	919,912
Total		$517,358,050	$153,508,724	$70,910,132	$7,885,798	$55,890,637		$663,733,077	$951,771
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	54,451	$36,955,524
State Street Small/Mid Cap Equity Index Portfolio	31,414	12,289,280
		49,244,804
DOMESTIC FIXED INCOME — 9.6%
State Street SPDR Portfolio Long Term Treasury ETF	345,410	9,060,104
INTERNATIONAL EQUITY — 38.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	216,621	36,171,357
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $81,184,794)		94,476,265
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $343,227)	343,227	343,227
TOTAL INVESTMENTS — 100.0% (Cost $81,528,021)		94,819,492
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(30,418)
NET ASSETS — 100.0%		$94,789,074

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$94,476,265	$—	$—	$94,476,265
Short-Term Investment	343,227	—	—	343,227
TOTAL INVESTMENTS	$94,819,492	$—	$—	$94,819,492
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Equity 500 Index II Portfolio	36,251	$22,328,872	$12,380,173	$920,183	$121,422	$3,045,240	54,451	$36,955,524	$—
State Street Global All Cap Equity ex-U.S. Index Portfolio	150,225	22,129,635	11,913,070	1,370,001	287,177	3,211,476	216,621	36,171,357	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	268,981	268,981	10,479,802	10,405,556	—	—	343,227	343,227	7,261
State Street Navigator Securities Lending Portfolio II	—	—	25,854,456	25,854,456	—	—	—	—	820
State Street Small/Mid Cap Equity Index Portfolio	22,388	7,428,137	3,919,295	812,999	177,160	1,577,687	31,414	12,289,280	—
State Street SPDR Portfolio Long Term Treasury ETF	213,166	5,642,503	4,438,780	947,547	(23,150)	(50,482)	345,410	9,060,104	119,489
Total		$57,798,128	$68,985,576	$40,310,742	$562,609	$7,783,921		$94,819,492	$127,570
See accompanying notes to financial statements.
22

[This Page Intentionally Left Blank]
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
ASSETS
Investments in affiliated issuers, at value*	$1,415,018,312	$1,907,318,821	$3,573,787,043	$3,915,311,430
Cash	—	3	3	28
Receivable for investments sold	35,121,664	64,020,068	123,394,292	109,300,000
Receivable for fund shares sold	330,741	546,808	892,219	2,477,766
Dividends receivable — unaffiliated issuers	—	1,028	—	—
Dividends receivable — affiliated issuers	10,281	18,459	33,933	33,026
Securities lending income receivable — unaffiliated issuers	277	348	185	—
Securities lending income receivable — affiliated issuers	19,471	27,940	52,954	25,995
Receivable from Adviser	288,481	291,077	412,996	372,305
TOTAL ASSETS	1,450,789,227	1,972,224,552	3,698,573,625	4,027,520,550
LIABILITIES
Due to custodian	48	—	—	—
Payable upon return of securities loaned	18,924,910	31,102,539	93,128,850	40,711,566
Payable for investments purchased	35,255,580	63,989,071	125,278,282	108,891,354
Payable for fund shares repurchased	1,179,050	1,384,790	2,818,823	1,654,433
Advisory fee payable	57,002	75,956	140,710	156,790
Custodian fees payable	33,847	26,280	26,398	26,341
Administration fees payable	57,412	76,279	141,004	157,014
Distribution fees payable	2,929	2,538	7,445	4,727
Trustees’ fees and expenses payable	802	1,126	466	639
Transfer agent fees payable	60,926	61,075	73,229	79,573
Sub-transfer agent fee payable	7,345	7,305	20,817	13,192
Registration and filing fees payable	45,199	39,495	46,791	53,163
Professional fees payable	15,888	14,937	17,012	17,038
Printing and postage fees payable	6,767	17,484	24,874	24,875
Accrued expenses and other liabilities	528	722	788	753
TOTAL LIABILITIES	55,648,233	96,799,597	221,725,489	151,791,458
NET ASSETS	$1,395,140,994	$1,875,424,955	$3,476,848,136	$3,875,729,092
NET ASSETS CONSIST OF:
Paid-in capital	$1,279,734,585	$1,601,449,645	$2,825,669,710	$3,041,005,310
Total distributable earnings (loss)	115,406,409	273,975,310	651,178,426	834,723,782
NET ASSETS	$1,395,140,994	$1,875,424,955	$3,476,848,136	$3,875,729,092
NET ASSET VALUE PER SHARE
Class I
Net Assets	$3,189,125	$2,841,922	$10,472,583	$4,183,507
Shares Outstanding	268,514	212,150	699,135	255,180
Net asset value, offering and redemption price per share	$11.88	$13.40	$14.98	$16.39
Class K
Net Assets	$1,378,100,571	$1,860,486,575	$3,430,857,644	$3,849,026,227
Shares Outstanding	115,011,244	137,198,729	227,017,020	231,704,952
Net asset value, offering and redemption price per share	$11.98	$13.56	$15.11	$16.61
Class R3
Net Assets	$13,851,298	$12,096,458	$35,517,909	$22,519,358
Shares Outstanding	1,157,777	893,205	2,352,757	1,357,435
Net asset value, offering and redemption price per share	$11.96	$13.54	$15.10	$16.59
See accompanying notes to financial statements.
24

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
COST OF INVESTMENTS:
Investments in affiliated issuers	$1,291,001,609	$1,673,325,495	$2,976,887,686	$3,126,712,010
* Includes investments in securities on loan, at value	$18,961,220	$30,428,344	$91,114,389	$40,473,883
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026 (Unaudited)

State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund

$3,714,627,186	$3,496,876,569	$3,064,490,796	$2,439,807,223	$1,815,893,887	$663,733,077
2	—	—	—	—	—
85,900,000	63,900,000	44,300,000	23,191,301	16,800,000	6,030,000
1,223,332	1,359,586	1,979,419	1,153,744	1,442,647	659,379
—	—	—	—	—	—
26,293	23,347	16,955	15,186	12,079	6,049
—	—	—	—	—	—
30,776	38	—	179	—	—
288,397	247,724	234,415	212,737	226,525	120,468
3,802,095,986	3,562,407,264	3,111,021,585	2,464,380,370	1,834,375,138	670,548,973

—	—	50	50	50	—
55,251,605	239,800	—	—	—	—
85,163,616	63,135,456	43,891,865	21,950,168	16,362,866	6,336,567
2,007,047	2,059,100	2,807,962	1,677,679	1,588,146	104,415
148,547	142,031	124,658	99,077	73,635	26,649
26,222	26,197	26,164	26,095	26,183	26,335
148,750	142,156	124,721	99,141	73,699	26,649
7,306	5,450	6,206	5,850	2,426	1,010
429	380	348	523	800	110
81,777	86,870	87,823	88,267	103,438	55,421
20,664	15,576	17,897	16,653	6,959	2,834
54,545	58,679	58,696	60,356	70,181	24,107
16,719	16,329	15,657	14,719	13,791	9,793
23,279	22,483	20,115	16,987	13,439	5,940
891	1,043	1,293	1,438	1,240	708
142,951,397	65,951,550	47,183,455	24,057,003	18,336,853	6,620,538
$3,659,144,589	$3,496,455,714	$3,063,838,130	$2,440,323,367	$1,816,038,285	$663,928,435

$2,768,861,524	$2,584,564,378	$2,211,994,522	$1,761,682,786	$1,339,814,740	$509,305,647
890,283,065	911,891,336	851,843,608	678,640,581	476,223,545	154,622,788
$3,659,144,589	$3,496,455,714	$3,063,838,130	$2,440,323,367	$1,816,038,285	$663,928,435

$2,394,855	$810,339	$2,088,770	$1,328,630	$700,503	$58,594
139,730	44,341	111,363	67,396	34,700	2,975
$17.14	$18.28	$18.76	$19.71	$20.19	$19.69

$3,621,575,052	$3,470,037,511	$3,032,669,205	$2,410,880,620	$1,803,499,078	$658,873,364
207,850,154	188,160,244	159,475,431	121,229,080	88,855,447	33,425,852
$17.42	$18.44	$19.02	$19.89	$20.30	$19.71

$35,174,682	$25,607,864	$29,080,155	$28,114,117	$11,838,704	$4,996,477
2,021,100	1,390,397	1,531,601	1,416,089	584,526	253,445
$17.40	$18.42	$18.99	$19.85	$20.25	$19.71

2,878,259,028	2,628,787,247	2,253,782,050	1,791,106,129	1,372,720,476	520,956,481
See accompanying notes to financial statements.
26

State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund
$54,056,824	$230,824	$—	$—	$—	$—
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2026 (Unaudited)

State Street Target Retirement 2070 Fund
ASSETS
Investments in affiliated issuers, at value	$94,819,492
Receivable for investments sold	840,000
Receivable for fund shares sold	197,973
Dividends receivable — affiliated issuers	1,216
Securities lending income receivable — unaffiliated issuers	74
Securities lending income receivable — affiliated issuers	172
Receivable from Adviser	33,945
TOTAL ASSETS	95,892,872
LIABILITIES
Payable for investments purchased	994,299
Payable for fund shares repurchased	5,586
Advisory fee payable	3,760
Custodian fees payable	24,032
Administration fees payable	3,760
Distribution fees payable	337
Trustees’ fees and expenses payable	131
Transfer agent fees payable	25,530
Registration and filing fees payable	17,650
Professional fees payable	17,897
Printing and postage fees payable	10,505
Accrued expenses and other liabilities	311
TOTAL LIABILITIES	1,103,798
NET ASSETS	$94,789,074
NET ASSETS CONSIST OF:
Paid-in capital	$80,310,255
Total distributable earnings (loss)	14,478,819
NET ASSETS	$94,789,074
NET ASSET VALUE PER SHARE
Class I
Net Assets	$1,346,818
Shares Outstanding	100,000
Net asset value, offering and redemption price per share	$13.47
Class K
Net Assets	$91,788,483
Shares Outstanding	6,814,146
Net asset value, offering and redemption price per share	$13.47
Class R3
Net Assets	$1,653,773
Shares Outstanding	122,954
Net asset value, offering and redemption price per share	$13.45
COST OF INVESTMENTS:
Investments in affiliated issuers	81,528,021
See accompanying notes to financial statements.
28

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29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Target Retirement Fund	State Street Target Retirement 2025 Fund	State Street Target Retirement 2030 Fund	State Street Target Retirement 2035 Fund
INVESTMENT INCOME
Dividend income — affiliated issuers	$18,216,111	$20,967,755	$29,131,894	$21,985,010
Unaffiliated securities lending income	12,165	6,977	2,342	4,571
Affiliated securities lending income	164,343	259,019	487,805	333,890
TOTAL INVESTMENT INCOME (LOSS)	18,392,619	21,233,751	29,622,041	22,323,471
EXPENSES
Advisory fee	355,881	466,127	840,220	910,475
Administration fees	355,881	466,127	840,220	910,475
Sub-transfer agent fee
Class I	2,074	1,908	7,349	2,682
Class R3	17,500	15,530	43,645	27,518
Distribution fees
Class R3	18,237	15,530	43,645	27,518
Custodian fees	24,739	26,536	26,387	26,312
Trustees’ fees and expenses	5,833	7,985	12,519	13,369
Transfer agent fees	126,429	115,978	138,354	150,705
Registration and filing fees	131,201	84,805	98,529	125,603
Professional fees	20,754	20,413	23,472	23,746
Printing and postage fees	9,275	6,593	10,663	12,173
Insurance expense	1,859	2,205	3,721	3,782
Miscellaneous expenses	5,358	3,471	4,411	4,320
TOTAL EXPENSES	1,075,021	1,233,208	2,093,135	2,238,678
Expenses waived/reimbursed by the Adviser	(1,250,739)	(1,406,267)	(1,840,535)	(1,467,147)
NET EXPENSES	(175,718)	(173,059)	252,600	771,531
NET INVESTMENT INCOME (LOSS)	$18,568,337	$21,406,810	$29,369,441	$21,551,940
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — affiliated issuers	23,772,878	42,598,728	64,292,916	59,587,557
Net change in unrealized appreciation/depreciation on:
Investments — affiliated issuers	29,117,171	48,841,606	147,447,446	222,329,112
NET REALIZED AND UNREALIZED GAIN (LOSS)	52,890,049	91,440,334	211,740,362	281,916,669
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$71,458,386	$112,847,144	$241,109,803	$303,468,609
See accompanying notes to financial statements.
30

State Street Target Retirement 2040 Fund	State Street Target Retirement 2045 Fund	State Street Target Retirement 2050 Fund	State Street Target Retirement 2055 Fund	State Street Target Retirement 2060 Fund	State Street Target Retirement 2065 Fund	State Street Target Retirement 2070 Fund

$14,849,291	$9,626,111	$6,091,393	$3,641,095	$2,683,611	$951,771	$126,750
1,696	—	—	—	—	—	72
208,989	2,127	—	200	—	—	820
15,059,976	9,628,238	6,091,393	3,641,295	2,683,611	951,771	127,642

859,595	810,845	708,561	556,255	409,060	144,684	18,669
859,595	810,843	708,561	556,255	409,060	144,684	18,669

2,076	913	1,589	926	474	61	—
42,076	31,009	36,605	33,146	13,330	5,406	130

42,076	31,009	36,605	33,146	13,330	5,406	1,827
26,303	26,478	26,285	26,308	26,364	26,512	28,216
12,419	11,552	10,058	8,068	6,072	1,904	262
155,613	165,856	167,280	168,691	199,422	83,981	52,257
125,299	132,587	130,941	130,802	149,149	90,338	53,247
23,312	22,686	21,826	20,556	19,254	14,581	7,787
12,508	13,638	14,257	14,565	13,859	11,641	5,404
3,574	3,298	2,834	2,179	1,528	496	—
3,991	3,673	3,151	2,485	1,973	1,663	1,854
2,168,437	2,064,387	1,868,553	1,553,382	1,262,875	531,357	188,322
(1,128,058)	(953,848)	(883,961)	(775,270)	(713,779)	(339,628)	(164,113)
1,040,379	1,110,539	984,592	778,112	549,096	191,729	24,209
$14,019,597	$8,517,699	$5,106,801	$2,863,183	$2,134,515	$760,042	$103,433

56,208,055	48,650,362	41,828,014	25,847,123	28,014,902	7,885,798	562,609

244,319,135	266,055,813	254,354,491	218,109,222	151,201,601	55,890,637	7,783,921
300,527,190	314,706,175	296,182,505	243,956,345	179,216,503	63,776,435	8,346,530
$314,546,787	$323,223,874	$301,289,306	$246,819,528	$181,351,018	$64,536,477	$8,449,963
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Target Retirement Fund		State Street Target Retirement 2025 Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,568,337	$51,593,715	$21,406,810	$66,675,369
Net realized gain (loss)	23,772,878	9,664,668	42,598,728	26,590,164
Net change in unrealized appreciation/depreciation	29,117,171	82,556,508	48,841,606	147,389,903
Net increase (decrease) in net assets resulting from operations	71,458,386	143,814,891	112,847,144	240,655,436
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(159,429)	—	(195,080)
Class K	—	(68,767,522)	—	(109,543,499)
Class R3	—	(654,283)	—	(656,345)
Total distributions to shareholders	—	(69,581,234)	—	(110,394,924)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Other capital	—	2,149	—	—
Class I
Proceeds from sale of shares sold	(3,206,521)	2,074,203	503,703	2,354,686
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	3,586,561	3,586,561	—	—
Reinvestment of distributions	—	159,429	—	195,080
Cost of shares redeemed	(779,843)	(6,336,974)	(1,237,777)	(10,342,981)
Net increase (decrease) from capital share transactions	(399,803)	(516,781)	(734,074)	(7,793,215)
Class K
Proceeds from sale of shares sold	(667,608,165)	280,438,867	206,682,165	335,150,283
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	797,561,133	797,561,133	—	—
Reinvestment of distributions	—	68,657,345	—	109,193,045
Cost of shares redeemed	(289,273,837)	(373,155,775)	(356,386,829)	(622,250,459)
Net increase (decrease) from capital share transactions	(159,320,869)	773,501,570	(149,704,664)	(177,907,131)
Class R3
Proceeds from sale of shares sold	438,713	12,042,242	1,772,106	2,894,341
Proceeds from shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	507,102	507,102	—	—
Reinvestment of distributions	—	654,283	—	656,345
Cost of shares redeemed	(3,308,853)	(2,916,572)	(2,875,956)	(5,143,020)
Net increase (decrease) from capital share transactions	(2,363,038)	10,287,055	(1,103,850)	(1,592,334)
Net increase (decrease) in net assets from beneficial interest transactions	(162,083,710)	783,271,844	(151,542,588)	(187,292,680)
Net increase (decrease) in net assets during the period	(90,625,324)	857,507,650	(38,695,444)	(57,032,168)
Net assets at beginning of period	1,485,766,318	628,258,668	1,914,120,399	1,971,152,567
NET ASSETS AT END OF PERIOD	$1,395,140,994	$1,485,766,318	$1,875,424,955	$1,914,120,399
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	(298,021)	183,583	38,218	187,175
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	330,865	330,865	—	—
Reinvestment of distributions	—	14,071	—	15,409
Shares redeemed	(67,718)	(538,798)	(96,379)	(802,493)
Net increase (decrease) from share transactions	(34,874)	(10,279)	(58,161)	(599,909)
Class K
Shares sold	(62,018,112)	24,924,699	15,689,179	26,562,995
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	73,103,881	73,103,881	—	—
Reinvestment of distributions	—	6,012,027	—	8,530,707
Shares redeemed	(24,849,884)	(32,975,206)	(27,249,015)	(49,205,563)
Net increase (decrease) from share transactions	(13,764,115)	71,065,401	(11,559,836)	(14,111,861)
Class R3
Shares sold	34,960	1,101,464	135,171	232,833
Shares issued in connection with the tax-free transfer of assets from State Street Target Retirement 2020 Fund (Note 10)	46,481	46,481	—	—
Reinvestment of distributions	—	57,243	—	51,197
Shares redeemed	(282,909)	(254,558)	(220,696)	(403,320)
Net increase (decrease) from share transactions	(201,468)	950,630	(85,525)	(119,290)
See accompanying notes to financial statements.
32

State Street Target Retirement 2030 Fund		State Street Target Retirement 2035 Fund		State Street Target Retirement 2040 Fund
Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25

$29,369,441	$100,153,836	$21,551,940	$95,875,232	$14,019,597	$83,974,896
64,292,916	75,201,895	59,587,557	85,039,577	56,208,055	99,146,038
147,447,446	305,345,220	222,329,112	364,380,401	244,319,135	361,313,221
241,109,803	480,700,951	303,468,609	545,295,210	314,546,787	544,434,155

—	(895,160)	—	(282,405)	—	(269,611)
—	(213,998,723)	—	(226,433,836)	—	(220,011,525)
—	(2,139,016)	—	(1,341,166)	—	(2,017,187)
—	(217,032,899)	—	(228,057,407)	—	(222,298,323)

—	—	—	—	—	—

2,138,818	6,548,459	1,085,133	2,404,338	743,575	718,547
—	—	—	—	—	—
—	895,160	—	282,405	—	269,611
(6,352,785)	(20,123,236)	(1,569,117)	(5,747,002)	(2,622,844)	(4,231,492)
(4,213,967)	(12,679,617)	(483,984)	(3,060,259)	(1,879,269)	(3,243,334)

372,935,250	623,416,745	465,999,928	657,650,377	395,977,924	603,055,884
—	—	—	—	—	—
—	213,287,427	—	225,395,756	—	219,199,847
(463,814,766)	(790,119,939)	(399,382,106)	(695,330,824)	(343,800,156)	(649,672,520)
(90,879,516)	46,584,233	66,617,822	187,715,309	52,177,768	172,583,211

2,135,484	6,656,638	1,504,182	4,307,500	3,370,011	7,496,227
—	—	—	—	—	—
—	2,139,016	—	1,341,166	—	2,017,187
(4,039,814)	(10,615,208)	(2,178,923)	(5,773,884)	(3,470,924)	(9,832,070)
(1,904,330)	(1,819,554)	(674,741)	(125,218)	(100,913)	(318,656)
(96,997,813)	32,085,062	65,459,097	184,529,832	50,197,586	169,021,221
144,111,990	295,753,114	368,927,706	501,767,635	364,744,373	491,157,053
3,332,736,146	3,036,983,032	3,506,801,386	3,005,033,751	3,294,400,216	2,803,243,163
$3,476,848,136	$3,332,736,146	$3,875,729,092	$3,506,801,386	$3,659,144,589	$3,294,400,216

149,222	474,148	70,183	158,740	45,840	47,754
—	—	—	—	—	—
—	63,849	—	18,604	—	17,107
(441,982)	(1,365,684)	(100,749)	(365,755)	(161,531)	(256,204)
(292,760)	(827,687)	(30,566)	(188,411)	(115,691)	(191,343)

25,739,291	45,204,657	29,556,040	44,294,251	24,093,657	39,285,608
—	—	—	—	—	—
—	15,094,652	—	14,664,656	—	13,699,992
(32,167,222)	(56,950,953)	(25,479,166)	(46,629,696)	(21,000,388)	(41,842,301)
(6,427,931)	3,348,356	4,076,874	12,329,211	3,093,269	11,143,299

147,960	481,887	95,282	289,283	202,915	490,473
—	—	—	—	—	—
—	151,167	—	87,145	—	125,917
(277,668)	(773,533)	(135,710)	(379,213)	(207,316)	(625,717)
(129,708)	(140,479)	(40,428)	(2,785)	(4,401)	(9,327)
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Target Retirement 2045 Fund		State Street Target Retirement 2050 Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$8,517,699	$73,548,247	$5,106,801	$61,760,076
Net realized gain (loss)	48,650,362	83,635,029	41,828,014	69,321,966
Net change in unrealized appreciation/depreciation	266,055,813	366,893,221	254,354,491	334,776,045
Net increase (decrease) in net assets resulting from operations	323,223,874	524,076,497	301,289,306	465,858,087
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(135,125)	—	(152,262)
Class K	—	(192,637,874)	—	(151,860,554)
Class R3	—	(1,440,727)	—	(1,476,312)
Total distributions to shareholders	—	(194,213,726)	—	(153,489,128)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class I
Proceeds from sale of shares sold	163,510	498,513	141,823	484,356
Reinvestment of distributions	—	135,125	—	152,262
Cost of shares redeemed	(1,524,544)	(2,364,103)	(881,439)	(2,090,180)
Net increase (decrease) from capital share transactions	(1,361,034)	(1,730,465)	(739,616)	(1,453,562)
Class K
Proceeds from sale of shares sold	406,230,982	580,830,956	373,172,162	546,280,785
Reinvestment of distributions	—	192,052,396	—	151,259,656
Cost of shares redeemed	(304,707,592)	(593,429,078)	(274,446,341)	(523,030,850)
Net increase (decrease) from capital share transactions	101,523,390	179,454,274	98,725,821	174,509,591
Class R3
Proceeds from sale of shares sold	3,283,838	6,243,381	2,631,775	6,351,193
Reinvestment of distributions	—	1,440,727	—	1,476,312
Cost of shares redeemed	(4,249,265)	(5,520,836)	(4,430,572)	(8,598,227)
Net increase (decrease) from capital share transactions	(965,427)	2,163,272	(1,798,797)	(770,722)
Net increase (decrease) in net assets from beneficial interest transactions	99,196,929	179,887,081	96,187,408	172,285,307
Net increase (decrease) in net assets during the period	422,420,803	509,749,852	397,476,714	484,654,266
Net assets at beginning of period	3,074,034,911	2,564,285,059	2,666,361,416	2,181,707,150
NET ASSETS AT END OF PERIOD	$3,496,455,714	$3,074,034,911	$3,063,838,130	$2,666,361,416
SHARES OF BENEFICIAL INTEREST:
Class I
Shares sold	9,546	30,822	8,041	30,469
Reinvestment of distributions	—	8,096	—	8,946
Shares redeemed	(88,574)	(136,842)	(50,124)	(119,559)
Net increase (decrease) from share transactions	(79,028)	(97,924)	(42,083)	(80,144)
Class K
Shares sold	23,505,778	36,254,190	21,072,436	33,588,363
Reinvestment of distributions	—	11,424,890	—	8,773,762
Shares redeemed	(17,663,902)	(36,675,241)	(15,452,296)	(31,848,254)
Net increase (decrease) from share transactions	5,841,876	11,003,839	5,620,140	10,513,871
Class R3
Shares sold	188,363	396,536	146,608	393,402
Reinvestment of distributions	—	85,604	—	85,583
Shares redeemed	(239,607)	(333,049)	(237,887)	(518,695)
Net increase (decrease) from share transactions	(51,244)	149,091	(91,279)	(39,710)
See accompanying notes to financial statements.
34

State Street Target Retirement 2055 Fund		State Street Target Retirement 2060 Fund		State Street Target Retirement 2065 Fund
Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25

$2,863,183	$47,593,123	$2,134,515	$34,335,314	$760,042	$11,786,224
25,847,123	33,520,625	28,014,902	30,811,215	7,885,798	15,101,197
218,109,222	281,261,473	151,201,601	189,018,131	55,890,637	55,754,414
246,819,528	362,375,221	181,351,018	254,164,660	64,536,477	82,641,835

—	(64,307)	—	(46,572)	—	(2,164)
—	(97,151,511)	—	(65,650,219)	—	(24,356,176)
—	(1,058,018)	—	(394,593)	—	(159,580)
—	(98,273,836)	—	(66,091,384)	—	(24,517,920)

69,717	1,149,209	177,516	167,298	5,523	132,335
—	64,307	—	46,572	—	2,164
(275,302)	(1,316,073)	(649,689)	(209,379)	(223)	(176,233)
(205,585)	(102,557)	(472,173)	4,491	5,300	(41,734)

339,289,905	503,890,494	318,264,968	500,140,490	119,244,410	185,277,379
—	96,782,407	—	65,442,238	—	24,327,857
(215,451,316)	(424,131,754)	(190,028,004)	(343,075,248)	(37,954,494)	(97,853,701)
123,838,589	176,541,147	128,236,964	222,507,480	81,289,916	111,751,535

3,161,225	6,366,705	2,300,151	3,012,166	1,151,558	2,327,000
—	1,058,018	—	394,593	—	159,580
(2,560,381)	(4,489,799)	(1,140,204)	(3,311,368)	(367,975)	(565,735)
600,844	2,934,924	1,159,947	95,391	783,583	1,920,845
124,233,848	179,373,514	128,924,738	222,607,362	82,078,799	113,630,646
371,053,376	443,474,899	310,275,756	410,680,638	146,615,276	171,754,561
2,069,269,991	1,625,795,092	1,505,762,529	1,095,081,891	517,313,159	345,558,598
$2,440,323,367	$2,069,269,991	$1,816,038,285	$1,505,762,529	$663,928,435	$517,313,159

3,785	66,716	8,960	9,991	295	8,369
—	3,611	—	2,553	—	122
(14,837)	(75,622)	(34,129)	(12,274)	(12)	(9,592)
(11,052)	(5,295)	(25,169)	270	283	(1,101)

18,340,209	30,077,466	16,749,615	29,252,118	6,463,613	11,113,416
—	5,391,777	—	3,572,175	—	1,367,502
(11,624,160)	(25,006,901)	(10,004,866)	(19,926,076)	(2,076,317)	(5,918,097)
6,716,049	10,462,342	6,744,749	12,898,217	4,387,296	6,562,821

168,548	386,138	121,753	175,912	61,943	139,930
—	58,877	—	21,527	—	8,945
(133,874)	(261,940)	(58,313)	(190,165)	(19,705)	(33,111)
34,674	183,075	63,440	7,274	42,238	115,764
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Target Retirement 2070 Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$103,433	$1,166,854
Net realized gain (loss)	562,609	696,892
Net change in unrealized appreciation/depreciation	7,783,921	5,507,578
Net increase (decrease) in net assets resulting from operations	8,449,963	7,371,324
DISTRIBUTIONS TO SHAREHOLDERS:
Class I	—	(28,990)
Class K	—	(1,285,359)
Class R3	—	(28,091)
Total distributions to shareholders	—	(1,342,440)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	32,640,988	49,574,728
Reinvestment of distributions	—	1,256,369
Cost of shares redeemed	(4,248,537)	(2,186,204)
Net increase (decrease) from capital share transactions	28,392,451	48,644,893
Class R3
Proceeds from sale of shares sold	342,175	114,155
Reinvestment of distributions	—	2,211
Cost of shares redeemed	(171,220)	(14,399)
Net increase (decrease) from capital share transactions	170,955	101,967
Net increase (decrease) in net assets from beneficial interest transactions	28,563,406	48,746,860
Net increase (decrease) in net assets during the period	37,013,369	54,775,744
Net assets at beginning of period	57,775,705	2,999,961
NET ASSETS AT END OF PERIOD	$94,789,074	$57,775,705
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,582,857	4,553,889
Reinvestment of distributions	—	103,320
Shares redeemed	(338,948)	(186,972)
Net increase (decrease) from share transactions	2,243,909	4,470,237
Class R3
Shares sold	27,549	9,831
Reinvestment of distributions	—	182
Shares redeemed	(13,394)	(1,214)
Net increase (decrease) from share transactions	14,155	8,799
See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$11.30	$10.68	$10.55	$10.03	$12.01	$11.99
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.39	0.38	0.38	0.31	0.17
Net realized and unrealized gain (loss)	0.44	0.78	0.37	0.69	(1.77)	0.65
Total from investment operations	0.58	1.17	0.75	1.07	(1.46)	0.82
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.41)	(0.35)	(0.31)	(0.28)
Net realized gains	—	(0.15)	(0.21)	(0.20)	(0.21)	(0.52)
Total distributions	—	(0.55)	(0.62)	(0.55)	(0.52)	(0.80)
Net asset value, end of period	$11.88	$11.30	$10.68	$10.55	$10.03	$12.01
Total return (b)	5.13%	10.94%	7.07%	10.71%	(12.19)%	6.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,189	$3,428	$3,351	$3,275	$724	$906
Ratios to Average Net Assets:
Total expenses (c)	0.28%(d)	0.28%	0.30%	0.27%	0.28%	0.42%
Net expenses (c)	0.10%(d)	0.11%	0.12%	0.10%	0.10%	0.24%
Net investment income (loss)	2.48%(d)	3.44%	3.48%	3.66%	2.79%	1.36%
Portfolio turnover rate	8%(e)	19%	17%	13%	17%	33%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$11.39	$10.75	$10.61	$10.09	$12.08	$11.97
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.46	0.39	0.36	0.32	0.30
Net realized and unrealized gain (loss)	0.44	0.73	0.39	0.73	(1.78)	0.64
Total from investment operations	0.59	1.19	0.78	1.09	(1.46)	0.94
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.43)	(0.37)	(0.32)	(0.31)
Net realized gains	—	(0.15)	(0.21)	(0.20)	(0.21)	(0.52)
Total distributions	—	(0.55)	(0.64)	(0.57)	(0.53)	(0.83)
Net asset value, end of period	$11.98	$11.39	$10.75	$10.61	$10.09	$12.08
Total return (b)	5.18%	11.13%	7.26%	10.77%	(12.11)%	7.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,378,101	$1,466,842	$620,511	$671,982	$596,200	$635,314
Ratios to Average Net Assets:
Total expenses (c)	0.15%(d)	0.14%	0.16%	0.16%	0.16%	0.15%
Net expenses (c)	(0.03)%(d)(e)	(0.03)%(e)	(0.02)%(e)	(0.01)%(e)	(0.02)%(e)	(0.03)%(e)
Net investment income (loss)	2.61%(d)	4.04%	3.54%	3.39%	2.93%	2.40%
Portfolio turnover rate	8%(f)	19%	17%	13%	17%	33%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Not annualized.
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$11.40	$10.76	$10.62	$10.10	$11.59
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.41	0.37	0.31	0.25
Net realized and unrealized gain (loss)	0.44	0.73	0.37	0.72	(1.27)
Total from investment operations	0.56	1.14	0.74	1.03	(1.02)
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.39)	(0.31)	(0.26)
Net realized gains	—	(0.15)	(0.21)	(0.20)	(0.21)
Total distributions	—	(0.50)	(0.60)	(0.51)	(0.47)
Net asset value, end of period	$11.96	$11.40	$10.76	$10.62	$10.10
Total return (b)	4.91%	10.58%	6.88%	10.21%	(8.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,851	$15,496	$4,397	$3,243	$2,548
Ratios to Average Net Assets:
Total expenses (c)	0.64%(d)	0.62%	0.49%	0.66%	0.66%(d)
Net expenses (c)	0.46%(d)	0.46%	0.32%	0.49%	0.48%(d)
Net investment income (loss)	2.12%(d)	3.62%	3.37%	2.97%	2.76%(d)
Portfolio turnover rate	8%(e)	19%	17%	13%	17%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$12.62	$11.85	$11.62	$10.70	$13.50	$13.06
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.34	0.38	0.37	0.30	0.15
Net realized and unrealized gain (loss)	0.64	1.20	0.64	1.08	(2.40)	1.16
Total from investment operations	0.78	1.54	1.02	1.45	(2.10)	1.31
Distributions to shareholders from:
Net investment income	—	(0.44)	(0.40)	(0.35)	(0.30)	(0.29)
Net realized gains	—	(0.33)	(0.39)	(0.18)	(0.40)	(0.58)
Total distributions	—	(0.77)	(0.79)	(0.53)	(0.70)	(0.87)
Net asset value, end of period	$13.40	$12.62	$11.85	$11.62	$10.70	$13.50
Total return (b)	6.18%	12.94%	8.76%	13.58%	(15.47)%	10.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,842	$3,410	$10,309	$9,938	$3,610	$5,301
Ratios to Average Net Assets:
Total expenses (c)	0.26%(d)	0.27%	0.27%	0.26%	0.26%	0.38%
Net expenses (c)	0.11%(d)	0.12%	0.14%	0.12%	0.13%	0.25%
Net investment income (loss)	2.12%(d)	2.74%	3.13%	3.26%	2.46%	1.11%
Portfolio turnover rate	9%(e)	18%	18%	14%	16%	24%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$12.76	$11.96	$11.72	$10.79	$13.60	$13.09
Income (loss) from investment operations:
Net investment income (loss) (a)	0.15	0.44	0.40	0.35	0.33	0.36
Net realized and unrealized gain (loss)	0.65	1.14	0.65	1.12	(2.42)	1.06
Total from investment operations	0.80	1.58	1.05	1.47	(2.09)	1.42
Distributions to shareholders from:
Net investment income	—	(0.45)	(0.42)	(0.36)	(0.32)	(0.33)
Net realized gains	—	(0.33)	(0.39)	(0.18)	(0.40)	(0.58)
Total distributions	—	(0.78)	(0.81)	(0.54)	(0.72)	(0.91)
Net asset value, end of period	$13.56	$12.76	$11.96	$11.72	$10.79	$13.60
Total return (b)	6.27%	13.17%	8.92%	13.68%	(15.33)%	10.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,860,487	$1,898,207	$1,947,698	$1,910,011	$1,615,466	$1,738,831
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.12%	0.12%	0.13%	0.13%	0.13%
Net expenses (c)	(0.02)%(d)(e)	(0.02)%(e)	(0.01)%(e)	(0.01)%(e)	0.00%(f)	0.00%(f)
Net investment income (loss)	2.30%(d)	3.44%	3.26%	3.09%	2.73%	2.57%
Portfolio turnover rate	9%(g)	18%	18%	14%	16%	24%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Due to the Fund waiving acquired Fund fees, the waiver exceeded total fund expenses.
(f)	Amount is less than 0.005%.
(g)	Not annualized.
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2025 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$12.77	$11.97	$11.74	$10.80	$12.89
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.37	0.33	0.30	0.26
Net realized and unrealized gain (loss)	0.65	1.14	0.65	1.12	(1.69)
Total from investment operations	0.77	1.51	0.98	1.42	(1.43)
Distributions to shareholders from:
Net investment income	—	(0.38)	(0.36)	(0.30)	(0.26)
Net realized gains	—	(0.33)	(0.39)	(0.18)	(0.40)
Total distributions	—	(0.71)	(0.75)	(0.48)	(0.66)
Net asset value, end of period	$13.54	$12.77	$11.97	$11.74	$10.80
Total return (b)	5.95%	12.68%	8.27%	13.09%	(10.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,096	$12,503	$13,145	$13,239	$11,524
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.62%	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.48%(d)	0.48%	0.49%	0.49%	0.50%(d)
Net investment income (loss)	1.81%(d)	2.89%	2.72%	2.62%	2.64%(d)
Portfolio turnover rate	9%(e)	18%	18%	14%	16%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$13.95	$12.86	$12.43	$11.19	$14.29	$13.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.33	0.39	0.35	0.26	0.11
Net realized and unrealized gain (loss)	0.92	1.73	0.83	1.40	(2.71)	1.36
Total from investment operations	1.03	2.06	1.22	1.75	(2.45)	1.47
Distributions to shareholders from:
Net investment income	—	(0.44)	(0.38)	(0.34)	(0.26)	(0.27)
Net realized gains	—	(0.53)	(0.41)	(0.17)	(0.39)	(0.61)
Total distributions	—	(0.97)	(0.79)	(0.51)	(0.65)	(0.88)
Net asset value, end of period	$14.98	$13.95	$12.86	$12.43	$11.19	$14.29
Total return (b)	7.38%	15.93%	9.80%	15.63%	(17.13)%	10.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,473	$13,840	$23,408	$20,488	$6,903	$8,838
Ratios to Average Net Assets:
Total expenses (c)	0.25%(d)	0.26%	0.27%	0.25%	0.25%	0.37%
Net expenses (c)	0.14%(d)	0.15%	0.17%	0.15%	0.15%	0.27%
Net investment income (loss)	1.54%(d)	2.41%	2.92%	2.93%	2.04%	0.74%
Portfolio turnover rate	9%(e)	22%	15%	12%	14%	22%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$14.07	$12.95	$12.51	$11.26	$14.36	$13.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.13	0.44	0.40	0.35	0.29	0.35
Net realized and unrealized gain (loss)	0.91	1.66	0.85	1.42	(2.73)	1.21
Total from investment operations	1.04	2.10	1.25	1.77	(2.44)	1.56
Distributions to shareholders from:
Net investment income	—	(0.45)	(0.40)	(0.35)	(0.27)	(0.31)
Net realized gains	—	(0.53)	(0.41)	(0.17)	(0.39)	(0.61)
Total distributions	—	(0.98)	(0.81)	(0.52)	(0.66)	(0.92)
Net asset value, end of period	$15.11	$14.07	$12.95	$12.51	$11.26	$14.36
Total return (b)	7.39%	16.15%	9.97%	15.74%	(16.95)%	11.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,430,858	$3,283,923	$2,979,566	$2,651,799	$1,991,503	$2,055,047
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.12%	0.12%	0.13%	0.12%
Net expenses (c)	0.01%(d)	0.01%	0.02%	0.02%	0.02%	0.03%
Net investment income (loss)	1.75%(d)	3.14%	3.04%	2.90%	2.30%	2.37%
Portfolio turnover rate	9%(e)	22%	15%	12%	14%	22%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2030 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$14.09	$12.97	$12.52	$11.27	$13.51
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.36	0.33	0.28	0.21
Net realized and unrealized gain (loss)	0.92	1.66	0.86	1.43	(1.85)
Total from investment operations	1.01	2.02	1.19	1.71	(1.64)
Distributions to shareholders from:
Net investment income	—	(0.37)	(0.33)	(0.29)	(0.21)
Net realized gains	—	(0.53)	(0.41)	(0.17)	(0.39)
Total distributions	—	(0.90)	(0.74)	(0.46)	(0.60)
Net asset value, end of period	$15.10	$14.09	$12.97	$12.52	$11.27
Total return (b)	7.17%	15.55%	9.50%	15.15%	(12.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,518	$34,973	$34,010	$31,819	$26,891
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.62%	0.62%	0.62%	0.63%(d)
Net expenses (c)	0.51%(d)	0.51%	0.52%	0.52%	0.52%(d)
Net investment income (loss)	1.27%(d)	2.61%	2.52%	2.32%	2.04%(d)
Portfolio turnover rate	9%(e)	22%	15%	12%	14%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.10	$13.69	$13.06	$11.64	$14.96	$14.16
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.32	0.38	0.30	0.21	0.06
Net realized and unrealized gain (loss)	1.21	2.14	1.00	1.65	(2.92)	1.55
Total from investment operations	1.29	2.46	1.38	1.95	(2.71)	1.61
Distributions to shareholders from:
Net investment income	—	(0.43)	(0.38)	(0.33)	(0.22)	(0.26)
Net realized gains	—	(0.62)	(0.37)	(0.20)	(0.39)	(0.55)
Total distributions	—	(1.05)	(0.75)	(0.53)	(0.61)	(0.81)
Net asset value, end of period	$16.39	$15.10	$13.69	$13.06	$11.64	$14.96
Total return (b)	8.54%	17.90%	10.49%	16.70%	(18.02)%	11.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,184	$4,314	$6,491	$6,801	$3,527	$4,878
Ratios to Average Net Assets:
Total expenses (c)	0.25%(d)	0.26%	0.28%	0.27%	0.28%	0.38%
Net expenses (c)	0.17%(d)	0.18%	0.20%	0.18%	0.19%	0.29%
Net investment income (loss)	1.03%(d)	2.16%	2.69%	2.43%	1.60%	0.41%
Portfolio turnover rate	9%(e)	19%	14%	11%	12%	19%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.29	$13.84	$13.20	$11.75	$15.09	$14.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.09	0.44	0.40	0.34	0.26	0.34
Net realized and unrealized gain (loss)	1.23	2.07	1.01	1.65	(2.97)	1.39
Total from investment operations	1.32	2.51	1.41	1.99	(2.71)	1.73
Distributions to shareholders from:
Net investment income	—	(0.45)	(0.40)	(0.34)	(0.24)	(0.30)
Net realized gains	—	(0.61)	(0.37)	(0.20)	(0.39)	(0.55)
Total distributions	—	(1.06)	(0.77)	(0.54)	(0.63)	(0.85)
Net asset value, end of period	$16.61	$15.29	$13.84	$13.20	$11.75	$15.09
Total return (b)	8.63%	18.09%	10.62%	16.94%	(17.89)%	12.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,849,026	$3,481,085	$2,979,142	$2,566,604	$1,883,267	$1,863,635
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.12%	0.13%	0.13%	0.13%
Net expenses (c)	0.04%(d)	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	1.19%(d)	2.95%	2.87%	2.71%	2.00%	2.26%
Portfolio turnover rate	9%(e)	19%	14%	11%	12%	19%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2035 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$15.31	$13.85	$13.21	$11.76	$14.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.36	0.34	0.27	0.18
Net realized and unrealized gain (loss)	1.23	2.08	1.00	1.65	(1.98)
Total from investment operations	1.28	2.44	1.34	1.92	(1.80)
Distributions to shareholders from:
Net investment income	—	(0.36)	(0.33)	(0.27)	(0.18)
Net realized gains	—	(0.62)	(0.37)	(0.20)	(0.39)
Total distributions	—	(0.98)	(0.70)	(0.47)	(0.57)
Net asset value, end of period	$16.59	$15.31	$13.85	$13.21	$11.76
Total return (b)	8.36%	17.56%	10.05%	16.34%	(12.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,519	$21,402	$19,401	$15,189	$11,922
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.62%	0.62%	0.63%	0.63%(d)
Net expenses (c)	0.54%(d)	0.54%	0.54%	0.54%	0.54%(d)
Net investment income (loss)	0.69%(d)	2.41%	2.42%	2.13%	1.70%(d)
Portfolio turnover rate	9%(e)	19%	14%	11%	12%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.67	$14.11	$13.31	$11.74	$15.19	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.28	0.36	0.29	0.21	0.02
Net realized and unrealized gain (loss)	1.42	2.41	1.14	1.79	(3.03)	1.67
Total from investment operations	1.47	2.69	1.50	2.08	(2.82)	1.69
Distributions to shareholders from:
Net investment income	—	(0.42)	(0.36)	(0.31)	(0.20)	(0.26)
Net realized gains	—	(0.71)	(0.34)	(0.20)	(0.43)	(0.59)
Total distributions	—	(1.13)	(0.70)	(0.51)	(0.63)	(0.85)
Net asset value, end of period	$17.14	$15.67	$14.11	$13.31	$11.74	$15.19
Total return (b)	9.38%	19.02%	11.24%	17.65%	(18.51)%	11.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,395	$4,002	$6,302	$5,479	$2,780	$2,991
Ratios to Average Net Assets:
Total expenses (c)	0.27%(d)	0.26%	0.27%	0.27%	0.28%	0.39%
Net expenses (c)	0.20%(d)	0.20%	0.21%	0.19%	0.20%	0.32%
Net investment income (loss)	0.63%(d)	1.80%	2.55%	2.31%	1.62%	0.12%
Portfolio turnover rate	8%(e)	19%	12%	12%	12%	19%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$15.91	$14.30	$13.48	$11.88	$15.36	$14.36
Income (loss) from investment operations:
Net investment income (loss) (a)	0.07	0.43	0.39	0.32	0.24	0.35
Net realized and unrealized gain (loss)	1.44	2.32	1.15	1.80	(3.07)	1.54
Total from investment operations	1.51	2.75	1.54	2.12	(2.83)	1.89
Distributions to shareholders from:
Net investment income	—	(0.43)	(0.38)	(0.32)	(0.22)	(0.30)
Net realized gains	—	(0.71)	(0.34)	(0.20)	(0.43)	(0.59)
Total distributions	—	(1.14)	(0.72)	(0.52)	(0.65)	(0.89)
Net asset value, end of period	$17.42	$15.91	$14.30	$13.48	$11.88	$15.36
Total return (b)	9.49%	19.22%	11.40%	17.82%	(18.40)%	13.15%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,621,575	$3,258,126	$2,767,819	$2,352,248	$1,664,976	$1,677,750
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.12%	0.13%	0.14%	0.13%
Net expenses (c)	0.06%(d)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	0.82%(d)	2.76%	2.68%	2.52%	1.79%	2.23%
Portfolio turnover rate	8%(e)	19%	12%	12%	12%	19%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2040 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$15.93	$14.31	$13.49	$11.89	$14.35
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.34	0.31	0.24	0.16
Net realized and unrealized gain (loss)	1.44	2.34	1.15	1.81	(2.03)
Total from investment operations	1.47	2.68	1.46	2.05	(1.87)
Distributions to shareholders from:
Net investment income	—	(0.35)	(0.30)	(0.25)	(0.16)
Net realized gains	—	(0.71)	(0.34)	(0.20)	(0.43)
Total distributions	—	(1.06)	(0.64)	(0.45)	(0.59)
Net asset value, end of period	$17.40	$15.93	$14.31	$13.49	$11.89
Total return (b)	9.23%	18.68%	10.83%	17.22%	(13.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$35,175	$32,272	$29,123	$26,093	$21,698
Ratios to Average Net Assets:
Total expenses (c)	0.62%(d)	0.62%	0.62%	0.63%	0.64%(d)
Net expenses (c)	0.56%(d)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	0.32%(d)	2.18%	2.13%	1.89%	1.44%(d)
Portfolio turnover rate	8%(e)	19%	12%	12%	12%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$16.59	$14.75	$13.83	$12.09	$15.72	$14.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.26	0.34	0.32	0.20	0.03
Net realized and unrealized gain (loss)	1.66	2.69	1.30	1.91	(3.19)	1.88
Total from investment operations	1.69	2.95	1.64	2.23	(2.99)	1.91
Distributions to shareholders from:
Net investment income	—	(0.41)	(0.35)	(0.31)	(0.20)	(0.28)
Net realized gains	—	(0.70)	(0.37)	(0.18)	(0.44)	(0.49)
Total distributions	—	(1.11)	(0.72)	(0.49)	(0.64)	(0.77)
Net asset value, end of period	$18.28	$16.59	$14.75	$13.83	$12.09	$15.72
Total return (b)	10.19%	19.93%	11.84%	18.45%	(18.93)%	13.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$810	$2,047	$3,263	$3,304	$1,645	$2,357
Ratios to Average Net Assets:
Total expenses (c)	0.29%(d)	0.26%	0.28%	0.27%	0.28%	0.39%
Net expenses (c)	0.23%(d)	0.21%	0.21%	0.19%	0.18%	0.30%
Net investment income (loss)	0.32%(d)	1.62%	2.29%	2.42%	1.46%	0.17%
Portfolio turnover rate	7%(e)	18%	13%	10%	10%	17%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$16.72	$14.84	$13.91	$12.16	$15.79	$14.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.05	0.42	0.39	0.33	0.24	0.37
Net realized and unrealized gain (loss)	1.67	2.59	1.29	1.93	(3.21)	1.65
Total from investment operations	1.72	3.01	1.68	2.26	(2.97)	2.02
Distributions to shareholders from:
Net investment income	—	(0.43)	(0.38)	(0.33)	(0.22)	(0.32)
Net realized gains	—	(0.70)	(0.37)	(0.18)	(0.44)	(0.49)
Total distributions	—	(1.13)	(0.75)	(0.51)	(0.66)	(0.81)
Net asset value, end of period	$18.44	$16.72	$14.84	$13.91	$12.16	$15.79
Total return (b)	10.29%	20.19%	12.00%	18.56%	(18.75)%	13.83%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,470,038	$3,047,859	$2,541,824	$2,108,582	$1,459,184	$1,409,868
Ratios to Average Net Assets:
Total expenses (c)	0.12%(d)	0.12%	0.13%	0.13%	0.14%	0.14%
Net expenses (c)	0.06%(d)	0.06%	0.06%	0.06%	0.05%	0.05%
Net investment income (loss)	0.53%(d)	2.61%	2.57%	2.47%	1.80%	2.32%
Portfolio turnover rate	7%(e)	18%	13%	10%	10%	17%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2045 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$16.74	$14.85	$13.92	$12.17	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00 (b)	0.34	0.31	0.26	0.17
Net realized and unrealized gain (loss)	1.68	2.59	1.29	1.92	(2.13)
Total from investment operations	1.68	2.93	1.60	2.18	(1.96)
Distributions to shareholders from:
Net investment income	—	(0.34)	(0.30)	(0.25)	(0.15)
Net realized gains	—	(0.70)	(0.37)	(0.18)	(0.44)
Total distributions	—	(1.04)	(0.67)	(0.43)	(0.59)
Net asset value, end of period	$18.42	$16.74	$14.85	$13.92	$12.17
Total return (c)	10.04%	19.64%	11.43%	17.95%	(13.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$25,608	$24,129	$19,198	$15,266	$10,148
Ratios to Average Net Assets:
Total expenses (d)	0.62%(e)	0.62%	0.62%	0.63%	0.64%(e)
Net expenses (d)	0.56%(e)	0.56%	0.56%	0.56%	0.55%(e)
Net investment income (loss)	0.03%(e)	2.11%	2.06%	1.99%	1.57%(e)
Portfolio turnover rate	7%(f)	18%	13%	10%	10%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$16.91	$14.85	$13.82	$11.96	$15.62	$14.48
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.27	0.34	0.28	0.23	0.00 (b)
Net realized and unrealized gain (loss)	1.83	2.81	1.38	2.01	(3.23)	1.90
Total from investment operations	1.85	3.08	1.72	2.29	(3.00)	1.90
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.35)	(0.30)	(0.20)	(0.28)
Net realized gains	—	(0.62)	(0.34)	(0.13)	(0.46)	(0.48)
Total distributions	—	(1.02)	(0.69)	(0.43)	(0.66)	(0.76)
Net asset value, end of period	$18.76	$16.91	$14.85	$13.82	$11.96	$15.62
Total return (c)	10.94%	20.72%	12.38%	19.16%	(19.19)%	13.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,089	$2,595	$3,469	$3,336	$1,923	$1,596
Ratios to Average Net Assets:
Total expenses (d)	0.27%(e)	0.28%	0.29%	0.29%	0.31%	0.41%
Net expenses (d)	0.21%(e)	0.21%	0.22%	0.20%	0.21%	0.31%
Net investment income (loss)	0.21%(e)	1.64%	2.28%	2.18%	1.73%	0.02%
Portfolio turnover rate	6%(f)	17%	13%	9%	10%	17%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$17.13	$15.02	$13.97	$12.08	$15.77	$14.49
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.42	0.38	0.33	0.25	0.38
Net realized and unrealized gain (loss)	1.86	2.73	1.38	2.01	(3.27)	1.70
Total from investment operations	1.89	3.15	1.76	2.34	(3.02)	2.08
Distributions to shareholders from:
Net investment income	—	(0.42)	(0.37)	(0.32)	(0.21)	(0.32)
Net realized gains	—	(0.62)	(0.34)	(0.13)	(0.46)	(0.48)
Total distributions	—	(1.04)	(0.71)	(0.45)	(0.67)	(0.80)
Net asset value, end of period	$19.02	$17.13	$15.02	$13.97	$12.08	$15.77
Total return (b)	11.03%	20.93%	12.56%	19.36%	(19.10)%	14.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,032,669	$2,635,936	$2,153,242	$1,740,744	$1,121,272	$1,021,959
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.12%	0.13%	0.14%	0.16%	0.15%
Net expenses (c)	0.06%(d)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	0.37%(d)	2.56%	2.54%	2.51%	1.84%	2.42%
Portfolio turnover rate	6%(e)	17%	13%	9%	10%	17%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2050 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$17.15	$15.03	$13.98	$12.08	$14.87
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.32	0.29	0.26	0.17
Net realized and unrealized gain (loss)	1.85	2.75	1.39	2.02	(2.35)
Total from investment operations	1.84	3.07	1.68	2.28	(2.18)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.29)	(0.25)	(0.15)
Net realized gains	—	(0.62)	(0.34)	(0.13)	(0.46)
Total distributions	—	(0.95)	(0.63)	(0.38)	(0.61)
Net asset value, end of period	$18.99	$17.15	$15.03	$13.98	$12.08
Total return (b)	10.73%	20.38%	11.98%	18.85%	(14.64)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,080	$27,830	$24,996	$21,284	$13,177
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.63%	0.63%	0.64%	0.66%(d)
Net expenses (c)	0.56%(d)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.14)%(d)	1.95%	1.91%	2.01%	1.47%(d)
Portfolio turnover rate	6%(e)	17%	13%	9%	10%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$17.70	$15.33	$14.24	$12.29	$15.98	$14.72
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.36	0.23	0.32	0.23	0.01
Net realized and unrealized gain (loss)	2.00	2.87	1.54	2.06	(3.31)	1.95
Total from investment operations	2.01	3.23	1.77	2.38	(3.08)	1.96
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.35)	(0.31)	(0.20)	(0.28)
Net realized gains	—	(0.46)	(0.33)	(0.12)	(0.41)	(0.42)
Total distributions	—	(0.86)	(0.68)	(0.43)	(0.61)	(0.70)
Net asset value, end of period	$19.71	$17.70	$15.33	$14.24	$12.29	$15.98
Total return (b)	11.36%	21.03%	12.40%	19.33%	(19.23)%	13.32%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,329	$1,388	$1,284	$1,838	$996	$715
Ratios to Average Net Assets:
Total expenses (c)	0.27%(d)	0.32%	0.33%	0.31%	0.34%	0.44%
Net expenses (c)	0.20%(d)	0.25%	0.25%	0.21%	0.21%	0.31%
Net investment income (loss)	0.12%(d)	2.17%	1.51%	2.42%	1.72%	0.05%
Portfolio turnover rate	5%(e)	17%	13%	9%	9%	15%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$17.84	$15.43	$14.32	$12.36	$16.06	$14.70
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.43	0.40	0.34	0.26	0.40
Net realized and unrealized gain (loss)	2.03	2.86	1.42	2.07	(3.33)	1.71
Total from investment operations	2.05	3.29	1.82	2.41	(3.07)	2.11
Distributions to shareholders from:
Net investment income	—	(0.42)	(0.38)	(0.33)	(0.22)	(0.33)
Net realized gains	—	(0.46)	(0.33)	(0.12)	(0.41)	(0.42)
Total distributions	—	(0.88)	(0.71)	(0.45)	(0.63)	(0.75)
Net asset value, end of period	$19.89	$17.84	$15.43	$14.32	$12.36	$16.06
Total return (b)	11.49%	21.30%	12.66%	19.45%	(19.09)%	14.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,410,881	$2,043,214	$1,606,001	$1,243,394	$770,434	$641,834
Ratios to Average Net Assets:
Total expenses (c)	0.13%(d)	0.13%	0.14%	0.15%	0.18%	0.18%
Net expenses (c)	0.06%(d)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	0.26%(d)	2.57%	2.56%	2.53%	1.90%	2.52%
Portfolio turnover rate	5%(e)	17%	13%	9%	9%	15%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2055 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$17.86	$15.45	$14.33	$12.37	$14.94
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.36	0.34	0.26	0.17
Net realized and unrealized gain (loss)	2.01	2.84	1.41	2.07	(2.18)
Total from investment operations	1.99	3.20	1.75	2.33	(2.01)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.30)	(0.25)	(0.15)
Net realized gains	—	(0.46)	(0.33)	(0.12)	(0.41)
Total distributions	—	(0.79)	(0.63)	(0.37)	(0.56)
Net asset value, end of period	$19.85	$17.86	$15.45	$14.33	$12.37
Total return (b)	11.14%	20.66%	12.15%	18.84%	(13.40)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$28,114	$24,667	$18,510	$12,344	$7,963
Ratios to Average Net Assets:
Total expenses (c)	0.63%(d)	0.63%	0.64%	0.65%	0.68%(d)
Net expenses (c)	0.56%(d)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.24)%(d)	2.11%	2.17%	1.91%	1.54%(d)
Portfolio turnover rate	5%(e)	17%	13%	9%	9%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$18.13	$15.63	$14.45	$12.45	$16.06	$14.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.01	0.40	0.41	0.33	0.22	0.05
Net realized and unrealized gain (loss)	2.05	2.91	1.41	2.06	(3.30)	1.97
Total from investment operations	2.06	3.31	1.82	2.39	(3.08)	2.02
Distributions to shareholders from:
Net investment income	—	(0.41)	(0.36)	(0.31)	(0.20)	(0.29)
Net realized gains	—	(0.40)	(0.28)	(0.08)	(0.33)	(0.36)
Total distributions	—	(0.81)	(0.64)	(0.39)	(0.53)	(0.65)
Net asset value, end of period	$20.19	$18.13	$15.63	$14.45	$12.45	$16.06
Total return (b)	11.36%	21.17%	12.57%	19.22%	(19.16)%	13.75%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$701	$1,085	$932	$853	$588	$633
Ratios to Average Net Assets:
Total expenses (c)	0.27%(d)	0.28%	0.31%	0.33%	0.38%	0.50%
Net expenses (c)	0.19%(d)	0.20%	0.20%	0.19%	0.18%	0.28%
Net investment income (loss)	0.12%(d)	2.36%	2.61%	2.41%	1.60%	0.33%
Portfolio turnover rate	6%(e)	16%	14%	8%	9%	13%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$18.21	$15.69	$14.51	$12.49	$16.11	$14.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.03	0.46	0.42	0.36	0.28	0.43
Net realized and unrealized gain (loss)	2.06	2.89	1.42	2.07	(3.36)	1.68
Total from investment operations	2.09	3.35	1.84	2.43	(3.08)	2.11
Distributions to shareholders from:
Net investment income	—	(0.43)	(0.38)	(0.33)	(0.21)	(0.33)
Net realized gains	—	(0.40)	(0.28)	(0.08)	(0.33)	(0.36)
Total distributions	—	(0.83)	(0.66)	(0.41)	(0.54)	(0.69)
Net asset value, end of period	$20.30	$18.21	$15.69	$14.51	$12.49	$16.11
Total return (b)	11.48%	21.31%	12.67%	19.45%	(19.08)%	14.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,803,499	$1,495,186	$1,086,085	$779,090	$432,395	$314,182
Ratios to Average Net Assets:
Total expenses (c)	0.15%(d)	0.15%	0.16%	0.19%	0.25%	0.28%
Net expenses (c)	0.06%(d)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	0.26%(d)	2.66%	2.65%	2.66%	2.03%	2.68%
Portfolio turnover rate	6%(e)	16%	14%	8%	9%	13%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
62

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2060 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/11/22*- 12/31/22
Net asset value, beginning of period	$18.22	$15.70	$14.51	$12.49	$15.19
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.36	0.33	0.29	0.20
Net realized and unrealized gain (loss)	2.05	2.89	1.44	2.06	(2.42)
Total from investment operations	2.03	3.25	1.77	2.35	(2.22)
Distributions to shareholders from:
Net investment income	—	(0.33)	(0.30)	(0.25)	(0.15)
Net realized gains	—	(0.40)	(0.28)	(0.08)	(0.33)
Total distributions	—	(0.73)	(0.58)	(0.33)	(0.48)
Net asset value, end of period	$20.25	$18.22	$15.70	$14.51	$12.49
Total return (b)	11.20%	20.62%	12.17%	18.86%	(14.62)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,839	$9,492	$8,065	$5,715	$3,179
Ratios to Average Net Assets:
Total expenses (c)	0.65%(d)	0.65%	0.66%	0.69%	0.75%(d)
Net expenses (c)	0.56%(d)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.23)%(d)	2.08%	2.12%	2.14%	1.72%(d)
Portfolio turnover rate	6%(e)	16%	14%	8%	9%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
63

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$17.69	$15.32	$13.96	$11.96	$15.22	$13.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00 (b)	0.13	0.18	0.30	0.22	0.31
Net realized and unrealized gain (loss)	2.00	3.09	1.59	2.00	(3.15)	1.62
Total from investment operations	2.00	3.22	1.77	2.30	(2.93)	1.93
Distributions to shareholders from:
Net investment income	—	(0.40)	(0.34)	(0.26)	(0.17)	(0.26)
Net realized gains	—	(0.45)	(0.07)	(0.02)	(0.16)	(0.14)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	—	(0.85)	(0.41)	(0.30)	(0.33)	(0.40)
Net asset value, end of period	$19.69	$17.69	$15.32	$13.96	$11.96	$15.22
Total return (c)	11.31%	20.98%	12.67%	19.20%	(19.23)%	14.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$59	$48	$58	$301	$191	$178
Ratios to Average Net Assets:
Total expenses (d)	0.42%(e)	0.33%	0.29%	0.49%	0.66%	1.45%
Net expenses (d)	0.30%(e)	0.20%	0.14%	0.25%	0.25%	0.25%
Net investment income (loss)	0.03%(e)	0.78%	1.20%	2.30%	1.67%	2.05%
Portfolio turnover rate	4%(f)	20%	11%	8%	9%	20%

(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
64

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$17.68	$15.31	$13.96	$11.96	$15.23	$13.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.47	0.43	0.37	0.31	0.61
Net realized and unrealized gain (loss)	2.01	2.77	1.35	1.96	(3.22)	1.36
Total from investment operations	2.03	3.24	1.78	2.33	(2.91)	1.97
Distributions to shareholders from:
Net investment income	—	(0.42)	(0.36)	(0.29)	(0.20)	(0.29)
Net realized gains	—	(0.45)	(0.07)	(0.02)	(0.16)	(0.14)
Return of capital	—	—	—	(0.02)	—	—
Total distributions	—	(0.87)	(0.43)	(0.33)	(0.36)	(0.43)
Net asset value, end of period	$19.71	$17.68	$15.31	$13.96	$11.96	$15.23
Total return (b)	11.48%	21.12%	12.75%	19.43%	(19.12)%	14.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$658,873	$513,521	$344,036	$203,873	$93,596	$43,241
Ratios to Average Net Assets:
Total expenses (c)	0.18%(d)	0.18%	0.21%	0.29%	0.46%	1.25%
Net expenses (c)	0.06%(d)	0.06%	0.06%	0.05%	0.05%	0.05%
Net investment income (loss)	0.27%(d)	2.78%	2.85%	2.85%	2.41%	4.06%
Portfolio turnover rate	4%(e)	20%	11%	8%	9%	20%

(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
65

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2065 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	For the Period 2/28/22*- 12/31/22
Net asset value, beginning of period	$17.73	$15.34	$13.99	$11.99	$14.08
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.46	0.42	0.35	0.34
Net realized and unrealized gain (loss)	2.00	2.70	1.28	1.90	(2.13)
Total from investment operations	1.98	3.16	1.70	2.25	(1.79)
Distributions to shareholders from:
Net investment income	—	(0.32)	(0.28)	(0.22)	(0.14)
Net realized gains	—	(0.45)	(0.07)	(0.02)	(0.16)
Return of Capital	—	—	—	(0.01)	—
Total distributions	—	(0.77)	(0.35)	(0.25)	(0.30)
Net asset value, end of period	$19.71	$17.73	$15.34	$13.99	$11.99
Total return (b)	11.17%	20.60%	12.15%	18.69%	(12.67)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,996	$3,745	$1,465	$582	$152
Ratios to Average Net Assets:
Total expenses (c)	0.68%(d)	0.68%	0.71%	0.79%	0.96%(d)
Net expenses (c)	0.56%(d)	0.56%	0.56%	0.55%	0.55%(d)
Net investment income (loss)	(0.23)%(d)	2.70%	2.78%	2.66%	3.26%(d)
Portfolio turnover rate	4%(e)	20%	11%	8%	9%

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Does not include expenses of the Underlying Funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
66

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class I
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$12.09	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.27	(0.00)(b)
Net realized and unrealized gain (loss)	1.36	2.11	(0.00)(b)
Total from investment operations	1.38	2.38	(0.00)(b)
Distributions to shareholders from:
Net investment income	—	(0.26)	—
Net realized gains	—	(0.03)	—
Total distributions	—	(0.29)	—
Net asset value, end of period	$13.47	$12.09	$10.00
Total return (c)	11.41%	23.78%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,347	$1,209	$1,000
Ratios to Average Net Assets:
Total expenses (d)	0.50%(e)	0.92%	199.54%(e)
Net expenses (d)	0.06%(e)	0.06%	0.04%(e)
Net investment income (loss)	0.28%(e)	2.42%	(0.04)%(e)
Portfolio turnover rate	5%(f)	7%	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
67

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$12.09	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.02	0.43	(0.00)(b)
Net realized and unrealized gain (loss)	1.36	1.95	(0.00)(b)
Total from investment operations	1.38	2.38	(0.00)(b)
Distributions to shareholders from:
Net investment income	—	(0.26)	—
Net realized gains	—	(0.03)	—
Total distributions	—	(0.29)	—
Net asset value, end of period	$13.47	$12.09	$10.00
Total return (c)	11.41%	23.78%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$91,788	$55,252	$1,000
Ratios to Average Net Assets:
Total expenses (d)	0.50%(e)	0.92%	199.58%(e)
Net expenses (d)	0.06%(e)	0.06%	0.07%(e)
Net investment income (loss)	0.28%(e)	3.75%	(0.07)%(e)
Portfolio turnover rate	5%(f)	7%	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
68

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET TARGET RETIREMENT 2070 FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class R3
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	For the Period 12/31/24*- 12/31/24
Net asset value, beginning of period	$12.09	$10.00	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.00 (b)	0.25	(0.00)(b)
Net realized and unrealized gain (loss)	1.36	2.10	(0.00)(b)
Total from investment operations	1.36	2.35	(0.00)(b)
Distributions to shareholders from:
Net investment income	—	(0.23)	—
Net realized gains	—	(0.03)	—
Total distributions	—	(0.26)	—
Net asset value, end of period	$13.45	$12.09	$10.00
Total return (c)	11.25%	23.47%	0.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,654	$1,315	$1,000
Ratios to Average Net Assets:
Total expenses (d)	0.77%(e)	1.17%	199.80%(e)
Net expenses (d)	0.33%(e)	0.31%	0.29%(e)
Net investment income (loss)	0.01%(e)	2.27%	(0.29)%(e)
Portfolio turnover rate	5%(f)	7%	0%(f)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)	Amount is less than $0.005 per share.
(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
69

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
Fund	Classes	Commencement of Operations	Diversification Classification
State Street Target Retirement Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2025 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2030 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2035 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2040 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2045 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2050 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2055 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 28, 2022	Diversified
State Street Target Retirement 2060 Fund	Class I Class K Class R3	September 30, 2014 September 30, 2014 February 11, 2022	Diversified
State Street Target Retirement 2065 Fund	Class I Class K Class R3	March 30, 2020 March 30, 2020 February 28, 2022	Diversified
State Street Target Retirement 2070 Fund	Class I Class K Class R3	December 31, 2024 December 31, 2024 December 31, 2024	Diversified
Class I, Class K and Class R3 shares are sold without a sales charge and only to certain eligible investors.
The State Street Target Retirement 2020 Fund merged into the State Street Target Retirement Fund on March 31, 2025. Please refer to Note 10 for more information.
70

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Each Fund is a “fund of funds” that invests in a combination of mutual funds and exchange-traded funds (“ETFs”) sponsored by SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) or its affiliates (“Underlying Funds”). The Underlying Funds may invest in a wide variety of asset classes, including equity and fixed-income securities of issuers anywhere in the world, including emerging markets investments, and including, among others, high yield, commodity, and real estate investments. The Underlying Funds may invest in obligations of domestic U.S. issuers, non-U.S. issuers, or both.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
71

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of foreign taxes withheld at source, if any. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Fees and Transactions with Affiliates
Advisory Fee
Each Fund has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly at an annual rate of 0.05% of each Fund’s average daily net assets.
SSGA FM, as the investment adviser to each Fund, is contractually obligated, through April 30, 2027, (i) to waive up to the full amount of the advisory fee payable by a Fund, and/or (ii) to reimburse a Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary
72

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.09% of average daily net assets on an annual basis. These waiver and/or reimbursement arrangements may not be terminated prior to April 30, 2027 except with approval of the Funds' Board.
Administrator, Custodian and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. SSGA FM and the Funds each bear a portion of the fee paid to State Street for providing sub-administration and custodian services with respect to the Funds.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate SSGA FD (or others) for services in connection with the distribution of a Fund’s Class R3 shares and for services provided to shareholders in that class (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class R3 shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
73

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

6. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended June 30, 2026, were as follows:
	Purchases	Sales
State Street Target Retirement Fund	$108,955,851	$250,312,097
State Street Target Retirement 2025 Fund	159,580,574	295,823,929
State Street Target Retirement 2030 Fund	310,677,441	388,529,526
State Street Target Retirement 2035 Fund	402,743,283	331,150,227
State Street Target Retirement 2040 Fund	339,320,502	274,622,778
State Street Target Retirement 2045 Fund	328,804,233	221,492,804
State Street Target Retirement 2050 Fund	286,244,061	182,009,156
State Street Target Retirement 2055 Fund	243,739,981	115,840,814
State Street Target Retirement 2060 Fund	223,436,318	90,867,786
State Street Target Retirement 2065 Fund	106,930,877	24,566,636
State Street Target Retirement 2070 Fund	32,651,318	4,050,729
7. Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement Fund	$1,334,096,897	$144,643,116	$63,721,701	$80,921,415
State Street Target Retirement 2025 Fund	1,717,286,768	253,191,835	63,159,782	190,032,053
State Street Target Retirement 2030 Fund	3,046,914,438	623,336,438	96,463,833	526,872,605
State Street Target Retirement 2035 Fund	3,194,839,221	821,673,079	101,200,870	720,472,209
State Street Target Retirement 2040 Fund	2,934,117,605	867,236,760	86,727,179	780,509,581
State Street Target Retirement 2045 Fund	2,676,852,616	887,281,171	67,257,218	820,023,953
State Street Target Retirement 2050 Fund	2,292,206,512	823,608,868	51,324,584	772,284,284
State Street Target Retirement 2055 Fund	1,817,988,034	657,268,389	35,449,200	621,819,189
State Street Target Retirement 2060 Fund	1,390,870,895	448,464,796	23,441,804	425,022,992
State Street Target Retirement 2065 Fund	525,973,718	144,212,217	6,452,858	137,759,359
State Street Target Retirement 2070 Fund	81,553,747	13,404,861	139,116	13,265,745
8. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities, if any, as applicable. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the funds' securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Target Retirement Fund	$18,961,220	$18,924,910	$504,700	$19,429,610
State Street Target Retirement 2025 Fund	30,428,344	31,102,539	—	31,102,539
State Street Target Retirement 2030 Fund	91,114,389	93,128,850	—	93,128,850
State Street Target Retirement 2035 Fund	40,473,883	40,711,566	695,250	41,406,816
State Street Target Retirement 2040 Fund	54,056,824	55,251,605	—	55,251,605
State Street Target Retirement 2045 Fund	230,824	239,800	—	239,800
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement Fund	Mutual Funds and Exchange Traded Products	$18,924,910	$—	$—	$—	$18,924,910	$18,924,910
State Street Target Retirement 2025 Fund	Mutual Funds and Exchange Traded Products	31,102,539	—	—	—	31,102,539	31,102,539
State Street Target Retirement 2030 Fund	Mutual Funds and Exchange Traded Products	93,128,850	—	—	—	93,128,850	93,128,850
State Street Target Retirement 2035 Fund	Mutual Funds and Exchange Traded Products	40,711,566	—	—	—	40,711,566	40,711,566
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Target Retirement 2040 Fund	Mutual Funds and Exchange Traded Products	$55,251,605	$—	$—	$—	$55,251,605	$55,251,605
State Street Target Retirement 2045 Fund	Mutual Funds and Exchange Traded Products	239,800	—	—	—	239,800	239,800
9. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Credit Risk
The Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
10. Reorganization
On March 31, 2025, State Street Target Retirement Fund (“Acquiring Fund”) acquired substantially all of the assets and assumed all of the liabilities of State Street Target Retirement 2020 Fund (“Acquired Fund”) in exchange for shares of the Acquiring Fund pursuant to an Agreement and Plan of Reorganization approved by the Board.
For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.
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NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The reorganization consisted of the transfer of all assets attributable to each class of the Acquired Fund’s shares in exchange for the corresponding class of shares of the Acquiring Fund resulting in a reorganization as follows:

	Shares of Acquired Fund Exchanged	Shares of Acquiring Fund Issued	Net Assets Received from Acquired Fund	Net Assets of Acquiring Fund Immediately Prior to Combination	Net Assets of Acquiring Fund Immediately After the Combination
Class I	337,595	330,865	$3,586,561	$3,309,065	$6,895,626
Class K	74,489,203	73,101,881	797,561,133	672,356,758	1,469,917,891
Class R3	47,335	46,481	507,102	15,422,679	15,929,780
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Target Retirement Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement 2065 Fund and State Street Target Retirement 2070 Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, as applicable, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
______________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
• Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Funds and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Funds;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the applicable Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
• Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities or money market instruments. With respect to those Funds that invest primarily in fixed-income securities, the Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025, as applicable. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods, was above the median of its Performance Group for the 5-year period, and was equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods and was above the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1-year period and was above the median of its Performance Universe for the 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and was below the median of its Performance Group for the 5-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3-, 5- and 10-year periods.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 10-year periods and was below the median of its Performance Group for the 3- and 5-year periods. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 10-year periods and was below the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1- and 10-year periods and was below the median of its Performance Group for the 3- and 5-year periods. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3- and 10-year periods and was below the median of its Performance Universe for the 5-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2045 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and was below the median of its Performance Group for the 3-, 5- and 10-year periods. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 10-year periods and was below the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and was below the median of its Performance Group for the 3-, 5- and 10-year periods. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 10-year periods and was below the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.State Street Target Retirement 2055 Fund. The Board
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and was below the median of its Performance Group for the 3-, 5- and 10-year periods. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 10-year periods and was below the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-year period and was below the median of its Performance Group for the 3-, 5- and 10-year periods. The Board considered that the Fund’s performance was above the median of its Performance Universe for the 1- and 10-year periods and was below the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period and was below the medians of its Performance Group and Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.
State Street Target Retirement 2070 Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period. The Board also took into account the Fund’s relatively limited performance history.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of each Fund:
State Street Target Retirement Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2025 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2030 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2035 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2040 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

State Street Target Retirement 2045 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2050 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2055 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2060 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2065 Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Target Retirement 2070 Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
83

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
84

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Hedged International Developed Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 94.7%
UNITED STATES — 94.7%
State Street International Developed Equity Portfolio (a) (Cost $2,324,559,914)		$4,449,212,615
SHORT-TERM INVESTMENT — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c) (Cost $132,446,375)	132,446,375	132,446,375
TOTAL INVESTMENTS — 97.5% (Cost $2,457,006,289)		4,581,658,990
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.5%		118,542,025
NET ASSETS — 100.0%		$4,700,201,015

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
At June 30, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	USD 2,345,372	EUR 2,016,000	07/02/2026	$(40,479)
Bank of Montreal	USD 950,038	GBP 707,000	07/02/2026	(11,673)
Bank of Montreal	USD 1,103,036	HKD 8,636,000	07/02/2026	(1,794)
Bank of Montreal	JPY 7,284,113,000	USD 45,869,816	07/02/2026	1,051,400
Bank of Montreal	AUD 7,868,000	USD 5,657,795	07/02/2026	206,845
Bank of Montreal	NZD 1,272,000	USD 762,293	07/02/2026	38,716
Bank of Montreal	SEK 6,594,000	USD 678,816	07/02/2026	(2,513)
Barclays Capital PLC	USD 779,942,862	EUR 682,185,657	07/02/2026	61
Barclays Capital PLC	EUR 649,494,157	USD 758,920,933	07/02/2026	16,354,204
Barclays Capital PLC	AUD 916,000	USD 647,283	07/02/2026	12,678
Barclays Capital PLC	EUR 682,185,657	USD 780,983,195	08/04/2026	(4,546)
BNP Paribas S.A.	AUD 21,027,000	USD 14,559,366	08/04/2026	376
BNP Paribas S.A.	GBP 13,202,000	USD 17,521,741	08/04/2026	(197)
BNP Paribas S.A.	EUR 64,915,000	USD 74,314,958	08/04/2026	(1,789)
Citibank N.A.	USD 2,217,824	JPY 354,348,000	07/02/2026	(37,556)
Citibank N.A.	JPY 369,571,000	USD 2,307,320	07/02/2026	33,387
Citibank N.A.	EUR 2,966,000	USD 3,439,567	07/02/2026	48,539
Goldman Sachs Bank USA	SGD 2,311,000	USD 1,815,772	07/02/2026	29,077
Goldman Sachs Bank USA	USD 4,109,570	HKD 32,187,000	08/04/2026	(215)
Goldman Sachs Bank USA	JPY 9,173,400,000	USD 56,588,235	08/04/2026	(1,588)
HSBC Bank USA	USD 619,616	AUD 878,000	07/02/2026	(11,337)
HSBC Bank USA	USD 1,332,186	GBP 998,000	07/02/2026	(7,591)
HSBC Bank USA	CHF 318,690,571	USD 409,170,428	07/02/2026	14,091,309
HSBC Bank USA	AUD 2,092,000	USD 1,444,367	07/02/2026	(4,971)
JP Morgan Chase Bank, N.A.	USD 635,730,913	GBP 478,983,547	07/02/2026	(372)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	CHF 16,582,000	USD 21,290,020	07/02/2026	$733,397
JP Morgan Chase Bank, N.A.	NOK 7,040,000	USD 761,928	07/02/2026	50,493
JP Morgan Chase Bank, N.A.	SEK 6,887,000	USD 747,036	07/02/2026	35,433
JP Morgan Chase Bank, N.A.	DKK 13,114,000	USD 2,050,928	07/02/2026	45,116
JP Morgan Chase Bank, N.A.	GBP 478,983,547	USD 635,714,148	08/04/2026	(1,640)
Morgan Stanley Bank, N.A.	USD 417,127,095	CHF 336,475,571	07/02/2026	—
Morgan Stanley Bank, N.A.	CHF 731,000	USD 922,636	07/02/2026	16,419
Morgan Stanley Bank, N.A.	GBP 2,377,000	USD 3,140,924	07/02/2026	(13,947)
Morgan Stanley Bank, N.A.	CHF 336,475,571	USD 418,624,313	08/04/2026	(9,358)
Royal Bank of Canada	GBP 472,715,547	USD 637,156,741	07/02/2026	9,745,398
Societe Generale	USD 881,935	CHF 701,000	07/02/2026	(12,909)
Societe Generale	USD 1,577,279	JPY 251,206,000	07/02/2026	(31,634)
Societe Generale	GBP 4,555,000	USD 6,139,416	07/02/2026	93,796
Societe Generale	EUR 60,503,000	USD 70,694,549	07/02/2026	1,521,463
Societe Generale	ILS 20,593,000	USD 7,345,566	07/02/2026	433,888
Societe Generale	GBP 1,041,000	USD 1,394,056	07/02/2026	12,390
Societe Generale	USD 2,863,018	ILS 8,521,000	08/04/2026	(724)
Societe Generale	USD 1,554,111	NOK 15,385,000	08/04/2026	(57)
Societe Generale	CHF 26,230,000	USD 32,633,308	08/04/2026	(1,339)
Societe Generale	SEK 46,799,000	USD 4,844,186	08/04/2026	16
Societe Generale	DKK 33,951,000	USD 5,201,648	08/04/2026	(209)
Societe Generale	SGD 6,777,000	USD 5,251,290	08/04/2026	(264)
Standard Chartered Bank	USD 292,507,815	AUD 422,211,050	07/02/2026	3
Standard Chartered Bank	USD 633,567	CHF 497,000	07/02/2026	(17,439)
Standard Chartered Bank	USD 74,320,827	DKK 485,909,566	07/02/2026	—
Standard Chartered Bank	SGD 80,864,299	HKD 63,537,597	07/02/2026	1,019,293
Standard Chartered Bank	USD 80,971,014	HKD 635,003,035	07/02/2026	3,098
Standard Chartered Bank	USD 45,232,232	ILS 134,767,174	07/02/2026	—
Standard Chartered Bank	USD 28,661,464	NOK 283,619,520	07/02/2026	—
Standard Chartered Bank	USD 8,096,204	NZD 14,232,581	07/02/2026	(2)
Standard Chartered Bank	USD 137,449,774	SEK 1,330,259,531	07/02/2026	—
Standard Chartered Bank	USD 64,304,998	SGD 83,175,299	07/02/2026	—
Standard Chartered Bank	ILS 114,174,174	USD 40,729,216	07/02/2026	2,408,662
Standard Chartered Bank	NOK 276,579,520	USD 29,933,739	07/02/2026	1,983,710
Standard Chartered Bank	HKD 643,639,035	USD 82,207,964	07/02/2026	132,610
Standard Chartered Bank	DKK 472,795,566	USD 73,943,051	07/02/2026	1,628,036
Standard Chartered Bank	NZD 12,960,581	USD 7,767,056	07/02/2026	394,431
Standard Chartered Bank	AUD 412,213,050	USD 296,415,809	07/02/2026	10,834,605
Standard Chartered Bank	SEK 1,316,778,531	USD 142,832,732	07/02/2026	6,775,890
Standard Chartered Bank	EUR 6,773,000	USD 7,724,797	07/02/2026	(18,774)
Standard Chartered Bank	AUD 422,211,050	USD 292,335,975	08/04/2026	(847)
Standard Chartered Bank	NOK 283,619,520	USD 28,648,436	08/04/2026	(260)
Standard Chartered Bank	ILS 134,767,174	USD 45,267,176	08/04/2026	(2,549)
Standard Chartered Bank	SGD 83,175,299	USD 64,452,494	08/04/2026	(746)
Standard Chartered Bank	SEK 1,330,259,531	USD 137,691,634	08/04/2026	(3,665)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank	HKD 635,003,035	USD 81,068,184	08/04/2026	$(3,458)
Standard Chartered Bank	NZD 14,232,581	USD 8,105,156	08/04/2026	(100)
Standard Chartered Bank	DKK 485,909,566	USD 74,446,080	08/04/2026	(3,339)
UBS AG	USD 3,285,740	EUR 2,843,000	07/02/2026	(35,338)
UBS AG	USD 779,942,862	EUR 682,185,657	07/02/2026	61
UBS AG	EUR 649,494,157	USD 758,902,097	07/02/2026	16,335,369
UBS AG	CHF 1,670,000	USD 2,066,415	07/02/2026	(3,876)
UBS AG	JPY 843,892,000	USD 5,220,992	07/02/2026	28,610
UBS AG	EUR 682,185,657	USD 780,978,420	08/04/2026	(9,321)
Westpac Banking Corp.	USD 1,045,961,751	JPY 169,994,933,610	07/02/2026	—
Westpac Banking Corp.	JPY 162,102,911,610	USD 1,020,819,119	07/02/2026	23,416,187
Westpac Banking Corp.	JPY 169,994,933,610	USD 1,048,673,688	08/04/2026	(8,733)
Total				$109,207,817

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
During the period ended June 30, 2026, the average notional value related to forward foreign currency exchange contracts was $13,150,320,364.
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,575	09/18/2026	$247,443,439	$247,692,375	$248,936
During the period ended June 30, 2026, the average notional value related to futures contracts was $171,997,018.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$4,449,212,615	$—	$—	$4,449,212,615
Short-Term Investment	132,446,375	—	—	132,446,375
TOTAL INVESTMENTS	$4,581,658,990	$—	$—	$4,581,658,990
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$109,514,966	$—	$109,514,966
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(307,149)	—	(307,149)
Futures Contracts - Unrealized Appreciation	248,936	—	—	248,936
TOTAL OTHER FINANCIAL INSTRUMENTS:	$248,936	$109,207,817	$—	$109,456,753
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	171,242,559	$171,242,559	$299,589,999	$338,386,183	$—	$—	132,446,375	$132,446,375	$2,818,359
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investment in corresponding affiliated Portfolio, at value	$4,449,212,615
Investment in affiliated issuers, at value	132,446,375
Total Investments	4,581,658,990
Foreign currency, at value	1,195
Net cash at broker	6,061,861
Receivable from broker — accumulated variation margin on futures contracts	252,921
Receivable for fund shares sold	5,389,732
Unrealized appreciation on forward foreign currency exchange contracts	109,514,966
Dividends receivable — affiliated issuers	513,534
Receivable from Adviser	129,993
Prepaid expenses and other assets	380,173
TOTAL ASSETS	4,703,903,365
LIABILITIES
Payable for fund shares repurchased	2,184,119
Unrealized depreciation on forward foreign currency exchange contracts	307,149
Advisory fee payable	528,881
Custodian fees payable	90,999
Administration fees payable	188,897
Trustees’ fees and expenses payable	116
Transfer agent fees payable	18,683
Registration and filing fees payable	4,595
Professional fees payable	10,777
Printing and postage fees payable	32,078
Accrued expenses and other liabilities	336,056
TOTAL LIABILITIES	3,702,350
NET ASSETS	$4,700,201,015
NET ASSETS CONSIST OF:
Paid-in capital	$2,711,377,704
Total distributable earnings (loss)	1,988,823,311
NET ASSETS	$4,700,201,015
NET ASSET VALUE PER SHARE
Class K
Net Assets	$4,700,201,015
Shares Outstanding	28,973,431
Net asset value, offering and redemption price per share	$162.22
COST OF INVESTMENTS:
Investment in affiliated Portfolio	$2,324,559,914
Investment in affiliated issuers	132,446,375
Total cost of investments	$2,457,006,289
Foreign currency, at cost	$1,220
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income allocated from the affiliated Portfolio(a)	$21,383
Dividend income allocated from affiliated Portfolio(a)	32,118,010
Interest income — unaffiliated issuers	78,967
Dividend income — affiliated issuers	2,818,359
Securities Lending income allocated from affiliated Portfolio(a)	460,945
Expenses allocated from affiliated Portfolio(a)	(1,433,816)
Foreign taxes withheld allocated from affiliated Portfolio(a)	(4,724,798)
TOTAL INVESTMENT INCOME (LOSS)	29,339,050
EXPENSES
Advisory fee	3,086,848
Administration fees	1,102,446
Custodian fees	55,305
Trustees’ fees and expenses	116
Transfer agent fees	21,687
Registration and filing fees	52,951
Professional fees and expenses	16,617
Printing and postage fees	5,708
Insurance expense	4,318
Miscellaneous expenses	315,884
TOTAL EXPENSES	4,661,880
Expenses waived/reimbursed by the Adviser	(3,113,184)
NET EXPENSES	1,548,696
NET INVESTMENT INCOME (LOSS)	$27,790,354
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments allocated from affiliated Portfolio(a)	22,403,106
Investment in affiliated Portfolio	7,160,539
Foreign currency transactions allocated from affiliated Portfolio (a)	(229,828)
Futures contracts allocated from affiliated Portfolio (a)	2,744,642
Forward foreign currency exchange contracts	759,242
Futures contracts	16,850,167
Net realized gain (loss)	49,687,868
Net change in unrealized appreciation/depreciation on:
Investments allocated from affiliated Portfolio (a)	(30,948,914)
Investment in corresponding affiliated Portfolio	358,465,718
Foreign currency transactions allocated from affiliated Portfolio (a)	(479,714)
Future contracts allocated from affiliated Portfolio (a)	(1,155,016)
Forward foreign currency exchange contracts	138,922,363
Foreign currency translations	(39)
Futures contracts	(748,965)
Net change in unrealized appreciation/depreciation	464,055,433
NET REALIZED AND UNREALIZED GAIN (LOSS)	513,743,301
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$541,533,655

(a)	Amount allocated from the affiliated portfolio include activity only for the period January 1, 2026 to March 31,2026.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,790,354	$107,292,304
Net realized gain (loss)	49,687,868	(36,322,381)
Net change in unrealized appreciation/depreciation	464,055,433	748,782,942
Net increase (decrease) in net assets resulting from operations	541,533,655	819,752,865
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(150,260,744)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	326,803,978	634,195,717
Reinvestment of distributions	—	150,130,930
Cost of shares redeemed	(451,474,946)	(919,356,116)
Net increase (decrease) in net assets from beneficial interest transactions	(124,670,968)	(135,029,469)
Net increase (decrease) in net assets during the period	416,862,687	534,462,652
Net assets at beginning of period	4,283,338,328	3,748,875,676
NET ASSETS AT END OF PERIOD	$4,700,201,015	$4,283,338,328
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,133,108	4,758,764
Reinvestment of distributions	—	1,048,254
Shares redeemed	(2,984,657)	(7,075,215)
Net increase (decrease) from share transactions	(851,549)	(1,268,197)
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K(a)
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$143.62	$120.57	$109.35	$94.80	$121.55	$104.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.95	3.65	3.52	3.11	3.25	2.93
Net realized and unrealized gain (loss)	17.65	24.57	11.46	15.56	(8.89)	17.33
Total from investment operations	18.60	28.22	14.98	18.67	(5.64)	20.26
Contribution from affiliates	—	—	0.00 (c)	—	—	—
Distributions to shareholders from:
Net investment income	—	(5.03)	(3.76)	(4.12)	(3.21)	(3.56)
Net realized gains	—	(0.14)	—	—	(17.90)	—
Total distributions	—	(5.17)	(3.76)	(4.12)	(21.11)	(3.56)
Net asset value, end of period	$162.22	$143.62	$120.57	$109.35	$94.80	$121.55
Total return (d)	12.95%	23.41%	13.69%(e)	19.73%	(4.78)%	19.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,700,201	$4,283,338	$3,748,876	$3,056,806	$3,490,623	$4,512,062
Ratios to Average Net Assets:
Total expenses	0.28%(f)	0.35%	0.35%	0.36%	0.36%	0.35%
Net expenses	0.14%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.26%(f)	2.74%	2.92%	2.95%	2.85%	2.50%
Portfolio turnover rate (g)	5%(h)	9%	3%	8%	18%	7%

(a)	Prior to April 1, 2026, the per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Net investment income per share is calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(e)	If an affiliate had not made a contribution during the year ended December 31, 2024, the total return would have remained 13.69%.
(f)	Annualized.
(g)	Portfolio turnover rate is from the corresponding affiliated Portfolio.
(h)	Not annualized.
See accompanying notes to financial statements and financial statements of the State Street International Developed Equity Index Portfolio.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which has the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board” and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (the “Fund”):
Fund	Class	Commencement of Operations	Diversification Classification
State Street Hedged International Developed Equity Index Fund	Class I Class K	Not commenced May 29, 2015	Diversified
The Fund is currently part of a master-feeder structure and invests substantially all of its assets in the State Street International Developed Equity Index Portfolio (the “Portfolio”), a separate series of State Street Master Funds. The Fund owns approximately 100% of the Portfolio at June 30, 2026. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund’s investments in accordance with its investment objective. The Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in its Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements.
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments. The
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

summary of the inputs used for the Fund, as of June 30, 2026, in valuing the Fund's securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Additionally, valuation techniques used to value the Fund’s investments, other than investment in the Portfolio, by major category are as follows:
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of June 30, 2026 is disclosed in the Fund's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any.
Prior to April 1, 2026, realized gains and losses from security transactions from investment in the Portfolio consist of the Fund’s share of the Portfolio’s realized gains and losses and investment income consists of the Fund’s share of the net investment income of the Portfolio.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust. Prior to April 1, 2026, the Fund was allocated a pro-rata share of the expense of its respective Portfolio. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
The Fund may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2026, the Fund entered into forward foreign currency exchange contracts to offset the Fund's exposure to the component currencies.
Futures Contracts
The Fund may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments is recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2026, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	109,514,966	$—	$—	$—	109,514,966
Futures Contracts	—	—	—	252,921	—	252,921

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$307,149	$—	$—	$—	$307,149

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	$759,242	$—	$—	$—	$759,242
Futures Contracts	—	—	—	16,850,167	—	16,850,167

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Forward Foreign Currency Exchange Contracts	$—	138,922,363	$—	$—	$—	138,922,363
Futures Contracts	—	—	—	(748,965)	—	(748,965)

Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Bank of Montreal	$1,296,961	$(56,459)	$—	$1,240,502
Barclays Capital PLC	16,366,943	(4,546)	—	16,362,397
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Offsetting of Financial Assets and Derivative Assets (continued)
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
BNP Paribas S.A.	$376	$(376)	$—	$—
Citibank N.A.	81,926	(37,556)	—	44,370
Goldman Sachs Bank USA	29,077	(1,803)	—	27,274
HSBC Bank USA	14,091,309	(23,900)	—	14,067,409
JP Morgan Chase Bank, N.A.	864,439	(2,012)	—	862,427
Morgan Stanley Bank, N.A.	16,419	(16,419)	—	—
Royal Bank of Canada	9,745,398	—	—	9,745,398
Societe Generale	2,061,553	(47,135)	—	2,014,418
Standard Chartered Bank	25,180,338	(51,179)	—	25,129,159
UBS AG	16,364,040	(48,535)	—	16,315,505
Westpac Banking Corp.	23,416,187	(8,733)	—	23,407,454
	$109,514,966	$(298,653)	$—	$109,216,313

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Bank of Montreal	$(56,459)	$56,459	$—	$—
Barclays Capital PLC	(4,546)	4,546	—	—
BNP Paribas S.A.	(1,986)	376	—	(1,610)
Citibank N.A.	(37,556)	37,556	—	—
Goldman Sachs Bank USA	(1,803)	1,803	—	—
HSBC Bank USA	(23,900)	23,900	—	—
JP Morgan Chase Bank, N.A.	(2,012)	2,012	—	—
Morgan Stanley Bank, N.A.	(23,305)	16,419	—	(6,886)
Societe Generale	(47,135)	47,135	—	—
Standard Chartered Bank	(51,179)	51,179	—	—
UBS AG	(48,535)	48,535	—	—
Westpac Banking Corp.	(8,733)	8,733	—	—
	$(307,149)	$298,653	$—	$(8,496)
5. Fees and Transactions with Affiliates
Advisory Fee
The Fund has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Fund, the Fund pays the Adviser a management fee at an annual rate of 0.14% of its average daily net assets.
The Fund’s Adviser has agreed to waive the portion of the Fund’s management fee attributable to the Fund’s assets invested in the Portfolio. This fee waiver may only be terminated with the approval of the Fund’s Board of Trustees.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The Adviser is contractually obligated until April 30, 2027 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund for expenses to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses other than the fees of the Portfolio, and any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Fund's Board of Trustees. For the period ended June 30, 2026, SSGA FM reimbursed or waived the fees under these agreements as shown on the Statement of Operations.
In addition, the Adviser has agreed to waive up to the portion of the management fee and/or expenses attributable to the Fund's or Portfolio's acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund's or Portfolio's holdings in acquired funds for cash management purposes. This fee waiver and/or expense reimbursement may only be terminated with approval of the Board.
Administrator, Custodian, and Sub-Administrator Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administration services, the Fund pays SSGA FM a fee at the annual rate of 0.05% of the average daily net assets. The fees are accrued daily and paid monthly. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Fund.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedule of Investments.
6. Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year.
Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Hedged International Developed Equity Index Fund	$2,590,841,969	$2,234,672,771	$134,142,829	$2,100,529,942
8. Risks
Concentration Risk
As a result of the Fund's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund's investments more than if the Fund was more broadly diversified.
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to the risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Hedged International Developed Equity Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
o Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
• Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolios of the Fund and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Fund;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2024; and the relevant operations of other Affiliated Service Providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Fund and transfer agent and securities lending agent for the Fund, with respect to its operations relating to the Fund; and
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
• Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2024. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was below the Benchmark for the 1-, 3- and 5-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Fund:
State Street Hedged International Developed Equity Index Fund. The Board considered that the Fund’s actual management fee was above the median of its Expense Group and was equal to the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
21

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Master Funds
State Street International Developed Equity Index Portfolio

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.4%
AUSTRALIA — 7.0%
ANZ Group Holdings Ltd.	606,047	$14,842,382
APA Group Stapled Security	274,387	1,927,567
Aristocrat Leisure Ltd.	108,240	4,594,556
ASX Ltd. (a)	38,157	1,409,523
BHP Group Ltd.	1,023,235	42,108,495
Brambles Ltd.	263,825	3,560,515
CAR Group Ltd. (a)	73,824	1,317,502
Cochlear Ltd. (a)	12,865	1,085,142
Coles Group Ltd.	275,005	4,643,057
Commonwealth Bank of Australia (a)	335,298	38,240,314
Computershare Ltd.	106,577	2,826,463
CSL Ltd.	97,359	7,739,249
Evolution Mining Ltd.	401,114	3,265,228
Fortescue Ltd.	326,155	4,327,138
Glencore PLC (b)	1,889,265	12,883,666
Goodman Group REIT	402,444	8,679,455
Insurance Australia Group Ltd.	447,372	2,507,409
Lottery Corp. Ltd. (a)	441,553	1,762,030
Lynas Rare Earths Ltd. (b)	188,284	2,355,803
Macquarie Group Ltd.	71,886	12,465,098
Medibank Pvt Ltd.	577,156	1,987,273
National Australia Bank Ltd.	616,444	16,168,961
Northern Star Resources Ltd.	275,614	3,618,415
Origin Energy Ltd.	355,840	2,706,855
PLS Group Ltd. (b)	635,709	2,210,904
Pro Medicus Ltd. (a)	10,882	1,533,669
Qantas Airways Ltd.	135,208	994,798
QBE Insurance Group Ltd.	305,259	5,327,268
REA Group Ltd. (a)	10,667	1,028,628
Rio Tinto Ltd. (a)	75,435	9,015,609
Rio Tinto PLC	214,155	20,243,363
Santos Ltd.	660,961	3,301,558
Scentre Group REIT	1,037,928	2,775,635
SGH Ltd. (a)	41,736	1,348,582
Sigma Healthcare Ltd. (a)	1,075,060	2,048,204
Sonic Healthcare Ltd.	92,452	1,332,896
South32 Ltd.	861,077	2,326,561
Stockland REIT	450,691	1,273,934
Suncorp Group Ltd.	213,928	2,858,958
Telstra Group Ltd.	767,976	2,702,833
Transurban Group Stapled Security	631,917	6,295,450
Vicinity Ltd. REIT	735,231	1,314,170
Washington H Soul Pattinson & Co. Ltd.	71,092	2,273,005
Wesfarmers Ltd.	228,375	14,302,925
Westpac Banking Corp.	687,219	16,763,669
WiseTech Global Ltd. (a)	39,621	905,831
Woodside Energy Group Ltd. (a)	378,971	7,406,567
Woolworths Group Ltd.	247,353	6,859,787
		313,466,900
Security Description	Shares	Value
AUSTRIA — 0.4%
BAWAG Group AG (c)	15,094	$3,025,147
Erste Group Bank AG	61,373	8,216,644
OMV AG	30,906	1,948,716
Raiffeisen Bank International AG	25,908	1,654,312
Verbund AG	14,316	910,032
		15,754,851
BELGIUM — 0.9%
Ageas SA	29,322	2,346,669
Anheuser-Busch InBev SA	180,652	15,007,156
D'ieteren Group	4,423	861,681
Elia Group SA	9,311	1,488,208
Financiere de Tubize SA (a)	3,588	947,599
Groupe Bruxelles Lambert NV	15,283	1,392,603
KBC Group NV	46,566	6,351,402
Lotus Bakeries NV	88	1,169,093
Sofina SA (a)	3,524	896,853
Syensqo SA (a)	13,139	970,410
UCB SA	24,051	7,204,348
		38,636,022
BRAZIL — 0.0% *
Yara International ASA	30,306	1,333,458
CHILE — 0.1%
Antofagasta PLC	69,290	3,513,067
CHINA — 0.4%
BOC Hong Kong Holdings Ltd.	758,500	4,099,085
Prosus NV	264,942	11,507,483
SITC International Holdings Co. Ltd.	263,000	1,052,396
Wilmar International Ltd.	345,000	962,890
Yangzijiang Shipbuilding Holdings Ltd.	505,900	1,337,646
		18,959,500
CZECH REPUBLIC — 0.0% *
CSG NV (a) (b)	33,566	490,215
DENMARK — 1.6%
Carlsberg AS Class B	19,252	2,522,960
Coloplast AS Class B	24,151	1,375,255
Danske Bank AS	124,590	6,673,512
Demant AS (b)	16,592	680,632
DSV AS	39,017	9,244,009
Genmab AS (b)	11,956	3,282,505
Novo Nordisk AS Class B	645,649	31,067,785
Novonesis Novozymes B Class B	71,606	4,522,196
Orsted AS (b) (c)	94,103	2,112,928
Pandora AS	15,832	1,817,605
Rockwool AS Class B	20,370	651,790
Tryg AS	62,345	1,419,879
Vestas Wind Systems AS	193,655	5,467,836
		70,838,892
FINLAND — 1.2%
Elisa OYJ	28,657	1,203,733
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Fortum OYJ	93,587	$2,170,990
Kesko OYJ Class B (a)	50,484	1,128,971
Kone OYJ Class B	65,498	3,726,221
Metso OYJ	130,382	2,265,799
Neste OYJ	87,599	2,868,352
Nokia OYJ	1,010,557	13,350,299
Nordea Bank Abp (d)	453,196	8,599,727
Nordea Bank Abp (d)	159,101	3,019,543
Orion OYJ Class B	23,054	1,896,432
Sampo OYJ Class A	481,263	5,058,797
Stora Enso OYJ Class R (a)	114,074	1,216,305
UPM-Kymmene OYJ	102,248	2,712,083
Wartsila OYJ Abp	97,527	3,721,958
		52,939,210
FRANCE — 8.0%
Abivax SA (b)	11,155	1,473,031
Accor SA	37,039	2,152,906
Aeroports de Paris SA	6,809	887,459
Air Liquide SA	128,190	25,395,854
Airbus SE	119,514	26,582,017
Alstom SA (b)	68,089	1,184,429
Amundi SA (c)	13,283	1,274,903
AXA SA	315,213	15,802,797
Ayvens SA (c)	69,148	910,736
BioMerieux	8,191	643,360
BNP Paribas SA	198,943	23,231,901
Bollore SE	142,165	659,251
Bouygues SA	44,952	2,508,523
Bureau Veritas SA	64,677	1,980,253
Capgemini SE	29,940	3,010,906
Carrefour SA	112,192	2,084,373
Cie de Saint-Gobain SA	89,251	8,077,540
Cie Generale des Etablissements Michelin SCA	124,370	4,798,988
Covivio SA REIT	11,567	708,836
Credit Agricole SA	182,662	3,674,495
Danone SA	127,083	10,423,392
Dassault Aviation SA	3,602	1,182,737
Dassault Systemes SE	137,358	2,797,693
Eiffage SA	13,277	1,959,686
Engie SA	358,620	11,312,184
EssilorLuxottica SA	60,962	11,433,934
Gecina SA REIT	9,142	768,748
Getlink SE	48,670	1,034,986
Hermes International SCA	5,244	9,580,754
Ipsen SA	6,949	1,341,081
Kering SA	14,144	3,999,048
Klepierre SA REIT	43,360	1,813,398
Legrand SA	51,631	8,718,691
L'Oreal SA	48,214	21,147,966
LVMH Moet Hennessy Louis Vuitton SE	49,900	27,618,231
Orange SA	376,693	7,108,260
Pernod Ricard SA	38,871	2,838,016
Publicis Groupe SA	46,378	4,584,453
Renault SA	37,435	1,073,410
Security Description	Shares	Value
Rexel SA	44,161	$1,929,195
Safran SA	69,219	27,302,641
Sartorius Stedim Biotech	5,355	1,111,823
Societe Generale SA	129,067	11,416,896
Sodexo SA	16,784	971,930
Thales SA	18,756	4,820,552
TotalEnergies SE	394,823	30,708,822
Unibail-Rodamco-Westfield REIT (b)	21,964	2,572,667
Veolia Environnement SA	118,595	4,940,888
Vinci SA	93,702	13,691,151
		357,245,791
GERMANY — 8.5%
adidas AG	32,410	6,647,551
Allianz SE	76,237	36,093,689
BASF SE	177,491	9,492,854
Bayer AG	196,690	10,886,232
Bayerische Motoren Werke AG	55,038	3,603,083
Bayerische Motoren Werke AG Preference Shares	9,368	615,315
Beiersdorf AG	19,263	1,659,242
Brenntag SE	23,610	1,435,505
Commerzbank AG	129,280	5,502,811
Continental AG	22,206	1,832,007
CTS Eventim AG & Co. KGaA	12,864	750,813
Daimler Truck Holding AG	90,311	4,357,259
Deutsche Bank AG	367,284	12,440,007
Deutsche Boerse AG	36,231	9,891,790
Deutsche Lufthansa AG	121,904	1,395,122
Deutsche Post AG	185,869	11,283,965
Deutsche Telekom AG	689,271	18,794,840
Dr. Ing hc F Porsche AG Preference Shares	21,497	1,069,368
E.ON SE	448,944	9,251,831
Evonik Industries AG	52,799	958,598
Fresenius Medical Care AG	39,406	1,784,094
Fresenius SE & Co. KGaA	82,974	3,791,721
GEA Group AG	29,348	2,014,892
Hannover Rueck SE	11,747	3,255,516
Heidelberg Materials AG	26,071	4,974,784
Henkel AG & Co. KGaA	19,010	1,504,002
Henkel AG & Co. KGaA Preference Shares	30,649	2,576,915
Hensoldt AG	12,433	963,185
HOCHTIEF AG	3,060	1,773,739
Infineon Technologies AG	262,730	24,531,972
Knorr-Bremse AG	13,368	1,552,817
Mercedes-Benz Group AG	144,601	7,260,957
Merck KGaA	26,426	4,436,757
MTU Aero Engines AG	10,967	4,562,786
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,274	14,674,084
Nemetschek SE	11,865	720,315
Porsche Automobil Holding SE Preference Shares	31,031	956,480
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Rational AG	1,075	$787,205
Rheinmetall AG	9,414	10,660,778
RWE AG	128,980	8,349,346
SAP SE	209,313	32,067,215
Sartorius AG Preference Shares	5,062	1,328,784
Scout24 SE (c)	15,173	1,255,077
Siemens AG	149,570	48,077,604
Siemens Energy AG	155,402	29,457,872
Siemens Healthineers AG (c)	66,793	2,611,664
Symrise AG	26,483	2,659,015
Talanx AG	11,898	1,504,490
Volkswagen AG Preference Shares	40,640	3,257,106
Vonovia SE	147,188	3,633,166
Zalando SE (b) (c)	45,329	1,314,791
		376,261,011
GUATEMALA — 0.0% *
Millicom International Cellular SA	19,200	1,742,592
HONG KONG — 1.5%
AIA Group Ltd.	2,109,800	19,222,679
CK Asset Holdings Ltd.	357,899	2,016,307
CK Infrastructure Holdings Ltd.	113,500	864,053
CLP Holdings Ltd.	324,500	3,028,978
Futu Holdings Ltd. ADR	10,700	1,003,018
Henderson Land Development Co. Ltd. (a)	289,436	915,324
HKT Trust & HKT Ltd. Stapled Security	746,000	1,109,195
Hong Kong & China Gas Co. Ltd.	2,350,995	1,948,657
Hong Kong Exchanges & Clearing Ltd.	243,930	11,291,256
Hongkong Land Holdings Ltd.	200,900	1,430,408
Link REIT	512,391	2,384,870
MTR Corp. Ltd.	332,512	1,293,235
Power Assets Holdings Ltd.	272,000	1,980,503
Prudential PLC	507,367	6,754,227
Sino Land Co. Ltd.	824,456	1,080,764
Sun Hung Kai Properties Ltd.	261,000	3,737,581
Swire Pacific Ltd. Class A	62,000	645,928
Techtronic Industries Co. Ltd.	275,000	4,541,223
WH Group Ltd. (c)	1,567,766	1,657,319
Wharf Real Estate Investment Co. Ltd.	328,000	894,236
		67,799,761
INDONESIA — 0.1%
Jardine Matheson Holdings Ltd.	33,700	2,072,550
IRELAND — 0.4%
AerCap Holdings NV	32,200	4,694,116
AIB Group PLC	426,718	5,012,831
Bank of Ireland Group PLC	194,269	3,870,228
Kerry Group PLC Class A	32,641	2,998,538
Security Description	Shares	Value
Kingspan Group PLC	30,531	$2,790,742
		19,366,455
ISRAEL — 1.1%
Azrieli Group Ltd.	8,514	1,155,317
Bank Hapoalim BM	260,446	5,995,734
Bank Leumi Le-Israel BM	300,174	6,702,773
Check Point Software Technologies Ltd. (b)	15,410	2,025,336
CyberArk Software Ltd. (b)	10,140	456,300
Elbit Systems Ltd.	5,694	4,319,065
Enlight Renewable Energy Ltd. (b)	28,155	2,485,279
Harel Insurance Investments & Financial Services Ltd.	24,489	1,287,143
ICL Group Ltd.	139,593	699,968
Israel Discount Bank Ltd. Class A	240,860	2,384,794
Mizrahi Tefahot Bank Ltd.	29,669	1,961,702
Nova Ltd. (b)	6,198	3,276,393
OPC Energy Ltd. (b)	35,240	1,094,061
Phoenix Financial Ltd.	44,223	2,443,104
Teva Pharmaceutical Industries Ltd. ADR (b)	232,128	7,864,497
Tower Semiconductor Ltd. (b)	22,060	5,659,657
		49,811,123
ITALY — 3.2%
Banca Mediolanum SpA	44,136	1,099,034
Banca Monte dei Paschi di Siena SpA	386,973	4,806,519
Banco BPM SpA	232,085	4,009,330
BPER Banca SpA	307,126	4,821,816
Coca-Cola HBC AG Class DI	41,181	2,689,147
Davide Campari-Milano NV (a)	121,221	755,049
Enel SpA	1,531,956	17,609,435
Eni SpA	368,817	8,694,805
Ferrari NV	24,284	9,005,221
FinecoBank Banca Fineco SpA	121,237	3,042,495
Generali	163,343	7,957,420
Intesa Sanpaolo SpA	2,797,267	19,156,713
Italgas SpA	119,464	1,384,271
Leonardo SpA	82,779	4,441,040
Moncler SpA	43,700	2,537,081
Poste Italiane SpA	89,864	2,940,462
Prysmian SpA	56,031	9,355,999
Recordati Industria Chimica e Farmaceutica SpA	20,562	1,205,988
Ryanair Holdings PLC	84,830	2,652,571
Snam SpA	415,070	2,997,255
Telecom Italia SpA (b)	343,177	3,122,355
Terna - Rete Elettrica Nazionale	289,493	3,389,208
UniCredit SpA	273,047	24,430,789
Unipol Assicurazioni SpA	72,518	2,023,829
		144,127,832
IVORY COAST — 0.1%
Endeavour Mining PLC	43,305	2,128,931
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
JAPAN — 22.9%
Advantest Corp.	146,800	$29,210,964
Aeon Co. Ltd.	420,700	3,471,212
AGC, Inc.	38,500	1,649,915
Aisin Corp.	95,900	1,290,173
Ajinomoto Co., Inc.	170,500	6,161,184
ANA Holdings, Inc.	35,300	644,642
Asahi Group Holdings Ltd.	292,500	2,785,971
Asahi Kasei Corp.	246,800	2,719,697
Asics Corp.	136,600	3,677,127
Astellas Pharma, Inc.	343,000	4,590,217
Bandai Namco Holdings, Inc.	102,500	2,386,464
Bridgestone Corp. (a)	213,600	4,481,624
Canon, Inc. (a)	160,400	4,092,778
Capcom Co. Ltd.	56,500	1,047,088
Central Japan Railway Co.	148,400	3,167,510
Chiba Bank Ltd.	111,000	1,684,892
Chubu Electric Power Co., Inc.	131,900	2,483,396
Chugai Pharmaceutical Co. Ltd.	136,100	6,309,044
Dai Nippon Printing Co. Ltd.	77,500	1,410,045
Daifuku Co. Ltd. (a)	60,800	2,665,436
Daiichi Life Group, Inc.	681,600	7,458,702
Daiichi Sankyo Co. Ltd.	341,800	5,485,835
Daikin Industries Ltd.	52,900	8,034,681
Daito Trust Construction Co. Ltd.	52,000	993,127
Daiwa House Industry Co. Ltd.	115,300	3,133,549
Daiwa Securities Group, Inc.	253,500	2,488,597
Denso Corp.	341,800	3,945,343
Disco Corp.	17,600	8,799,729
East Japan Railway Co. (a)	188,700	3,956,866
Ebara Corp.	90,900	3,498,972
Eisai Co. Ltd.	50,000	1,267,190
ENEOS Holdings, Inc.	513,000	3,778,256
FANUC Corp.	184,900	8,367,571
Fast Retailing Co. Ltd.	38,400	19,565,630
Fuji Electric Co. Ltd.	26,700	2,220,277
FUJIFILM Holdings Corp.	228,500	4,896,880
Fujikura Ltd.	301,600	11,575,947
Fujitsu Ltd.	335,200	6,696,781
Furukawa Electric Co. Ltd.	131,000	3,812,521
Hankyu Hanshin Holdings, Inc.	44,600	1,172,319
Hikari Tsushin, Inc.	3,400	742,655
Hitachi Ltd.	889,600	24,472,553
Honda Motor Co. Ltd.	729,100	6,639,397
Hoya Corp.	68,500	10,937,240
Hulic Co. Ltd. (a)	84,300	880,216
Ibiden Co. Ltd. (a)	46,900	6,872,318
Idemitsu Kosan Co. Ltd.	148,900	1,097,568
IHI Corp.	196,100	3,271,651
Inpex Corp.	180,300	3,622,086
Isuzu Motors Ltd.	100,400	1,328,474
ITOCHU Corp.	1,116,500	12,736,447
Japan Exchange Group, Inc.	197,600	2,486,337
Japan Post Bank Co. Ltd.	358,900	6,763,948
Japan Post Holdings Co. Ltd.	337,400	4,502,819
Japan Post Insurance Co. Ltd.	113,100	1,062,281
Security Description	Shares	Value
Japan Tobacco, Inc.	218,200	$8,071,487
JFE Holdings, Inc. (a)	113,200	1,086,553
JX Advanced Metals Corp.	109,600	2,965,826
Kajima Corp.	81,500	2,944,581
Kansai Electric Power Co., Inc.	196,600	2,764,678
Kao Corp. (a)	185,800	3,684,562
Kawasaki Heavy Industries Ltd.	148,000	2,661,314
Kawasaki Kisen Kaisha Ltd. (a)	66,300	1,013,724
KDDI Corp.	583,100	9,848,389
Keyence Corp.	37,900	18,902,778
Kikkoman Corp.	131,900	1,353,695
Kioxia Holdings Corp. (b)	62,900	34,707,719
Kirin Holdings Co. Ltd.	160,600	2,777,212
Komatsu Ltd.	171,100	6,613,445
Konami Group Corp.	19,500	2,119,474
Kubota Corp.	188,400	3,113,048
Kyocera Corp.	234,200	5,131,433
Kyowa Kirin Co. Ltd.	46,600	741,758
Lasertec Corp.	15,800	4,831,626
LY Corp.	507,700	1,355,116
Makita Corp.	41,500	1,478,705
Marubeni Corp.	281,100	8,111,731
Minebea Mitsumi, Inc.	68,200	1,995,750
Mitsubishi Chemical Group Corp.	248,400	1,724,777
Mitsubishi Corp.	607,100	16,237,894
Mitsubishi Electric Corp.	383,600	13,868,842
Mitsubishi Estate Co. Ltd.	205,600	5,243,575
Mitsubishi HC Capital, Inc.	169,700	1,372,009
Mitsubishi Heavy Industries Ltd.	646,400	14,580,541
Mitsubishi UFJ Financial Group, Inc.	2,150,700	42,438,363
Mitsui & Co. Ltd.	475,500	13,156,890
Mitsui Fudosan Co. Ltd.	495,800	4,572,861
Mitsui Kinzoku Co. Ltd.	11,000	2,879,865
Mitsui OSK Lines Ltd. (a)	66,000	2,116,954
Mizuho Financial Group, Inc.	474,640	22,612,752
MS&AD Insurance Group Holdings, Inc.	237,600	6,198,579
Murata Manufacturing Co. Ltd.	325,000	22,786,494
NEC Corp.	244,300	5,899,877
Nexon Co. Ltd. (a)	64,300	848,827
NIDEC Corp.	173,200	2,818,729
Nintendo Co. Ltd.	219,000	9,183,110
Nippon Building Fund, Inc. REIT	1,490	1,154,229
Nippon Paint Holdings Co. Ltd. (a)	173,300	1,122,811
Nippon Sanso Holdings Corp.	34,400	1,269,112
Nippon Steel Corp.	984,200	3,246,452
Nippon Yusen KK	76,400	2,451,945
Nissan Motor Co. Ltd. (a) (b)	424,500	783,572
Nitori Holdings Co. Ltd.	82,500	1,225,635
Nitto Denko Corp.	135,500	2,642,886
Nomura Holdings, Inc.	581,400	5,056,508
Nomura Research Institute Ltd.	74,900	2,116,233
NTT, Inc.	6,089,300	5,432,693
Obayashi Corp.	121,800	2,440,871
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Obic Co. Ltd.	63,400	$1,491,329
Olympus Corp.	208,200	2,176,476
Oriental Land Co. Ltd.	222,900	3,414,988
ORIX Corp.	217,400	8,225,151
Osaka Gas Co. Ltd.	68,400	2,296,203
Otsuka Corp. (a)	44,900	766,222
Otsuka Holdings Co. Ltd.	83,800	5,571,198
Pan Pacific International Holdings Corp.	368,000	1,863,492
Panasonic Holdings Corp.	470,500	13,033,016
Rakuten Group, Inc. (b)	285,500	1,323,462
Recruit Holdings Co. Ltd.	266,200	18,557,428
Renesas Electronics Corp.	350,600	10,369,692
Resona Holdings, Inc.	421,600	5,463,096
Resonac Holdings Corp.	35,200	3,833,503
Ryohin Keikaku Co. Ltd.	99,000	2,155,736
Sanrio Co. Ltd. (a)	176,500	1,194,585
SBI Holdings, Inc.	110,600	1,795,868
SCREEN Holdings Co. Ltd.	30,600	3,352,303
Secom Co. Ltd.	78,100	3,102,376
Seibu Holdings, Inc.	41,400	808,258
Sekisui House Ltd.	118,400	2,463,798
Seven & i Holdings Co. Ltd.	378,100	4,552,787
Shimano, Inc.	14,600	1,558,142
Shimizu Corp.	98,300	1,542,014
Shin-Etsu Chemical Co. Ltd.	329,300	14,199,258
Shionogi & Co. Ltd.	149,500	2,565,485
Shiseido Co. Ltd.	75,900	1,222,619
SMC Corp.	10,900	4,780,508
SoftBank Corp.	5,739,300	7,348,705
SoftBank Group Corp. (a)	744,300	27,308,174
Sompo Holdings, Inc.	162,800	6,248,555
Sony Group Corp.	1,175,600	23,725,384
Subaru Corp.	107,600	1,582,304
Sumitomo Corp.	805,200	7,674,234
Sumitomo Electric Industries Ltd.	568,400	10,236,621
Sumitomo Metal Mining Co. Ltd.	47,300	2,173,719
Sumitomo Mitsui Financial Group, Inc.	729,100	28,468,658
Sumitomo Mitsui Trust Group, Inc.	124,200	4,628,700
Sumitomo Realty & Development Co. Ltd.	119,800	2,757,556
Suntory Beverage & Food Ltd.	27,500	760,914
Suzuki Motor Corp.	309,500	3,723,902
T&D Holdings, Inc.	85,600	2,531,790
Taisei Corp.	28,000	2,455,007
Takeda Pharmaceutical Co. Ltd.	316,417	10,036,177
TDK Corp.	375,900	8,256,964
Terumo Corp.	274,000	3,766,288
Toho Co. Ltd.	108,000	864,199
Tokio Marine Holdings, Inc.	359,600	15,935,020
Tokyo Electron Ltd.	89,800	42,627,719
Tokyo Gas Co. Ltd.	60,400	2,274,779
TOPPAN Holdings, Inc.	47,700	1,498,283
Toray Industries, Inc.	262,900	1,823,841
Security Description	Shares	Value
Toyota Motor Corp.	1,899,700	$31,851,607
Toyota Tsusho Corp.	127,100	4,674,996
Unicharm Corp. (a)	214,800	1,247,102
West Japan Railway Co.	83,200	1,394,985
Yamaha Motor Co. Ltd. (a)	179,700	1,357,770
Yokogawa Electric Corp.	44,900	1,556,754
Yokohama Financial Group, Inc.	192,300	2,049,898
Zensho Holdings Co. Ltd. (a)	19,100	947,802
		1,017,720,032
LUXEMBOURG — 0.2%
ArcelorMittal SA	87,091	5,247,399
CVC Capital Partners PLC (a) (c)	45,343	658,895
Eurofins Scientific SE	22,282	1,746,567
		7,652,861
MACAU — 0.1%
Galaxy Entertainment Group Ltd.	373,000	1,399,336
Sands China Ltd.	454,800	756,835
		2,156,171
MEXICO — 0.0% *
Fresnillo PLC	38,128	1,387,093
NETHERLANDS — 5.9%
ABN AMRO Bank NV Dutch Certificate	121,347	5,158,206
Adyen NV (b) (c)	5,341	5,009,662
Akzo Nobel NV	30,271	2,053,688
Argenx SE (b)	12,532	11,625,607
ASM International NV	9,312	10,651,734
ASML Holding NV	78,048	153,604,456
ASR Nederland NV	32,591	2,460,736
BE Semiconductor Industries NV	14,293	4,691,555
Euronext NV (c)	16,129	2,581,640
EXOR NV	18,299	1,401,724
Heineken Holding NV	23,630	1,803,330
Heineken NV	58,582	4,929,493
ING Groep NV	586,552	18,555,639
Koninklijke Ahold Delhaize NV	177,177	7,134,391
Koninklijke KPN NV	752,488	3,713,139
Koninklijke Philips NV	150,765	4,095,503
Magnum Ice Cream Co. NV (a) (b)	98,159	1,708,641
Nebius Group NV (a) (b)	40,900	11,295,353
NN Group NV	53,356	4,676,407
Universal Music Group NV	202,249	4,238,470
Wolters Kluwer NV	44,951	2,900,592
		264,289,966
NEW ZEALAND — 0.2%
Auckland International Airport Ltd. (a)	336,491	1,598,297
Contact Energy Ltd.	176,646	936,521
Fisher & Paykel Healthcare Corp. Ltd. Class C	121,971	2,706,638
Infratil Ltd. (a)	172,183	1,511,311
Meridian Energy Ltd. (a)	276,169	914,315
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Xero Ltd. (b)	31,353	$1,568,717
		9,235,799
NIGERIA — 0.0% *
Airtel Africa PLC (c)	178,781	777,352
NORWAY — 0.5%
Aker BP ASA	65,912	2,019,556
DNB Bank ASA	162,278	4,832,836
Equinor ASA	140,376	4,447,261
Gjensidige Forsikring ASA	37,920	1,026,222
Kongsberg Gruppen ASA	82,509	2,487,235
Mowi ASA	91,155	1,683,910
Norsk Hydro ASA	262,216	2,379,566
Orkla ASA	137,201	1,444,732
Salmar ASA	14,543	680,746
Telenor ASA	122,496	1,755,337
Var Energi ASA	200,883	836,175
		23,593,576
POLAND — 0.0% *
InPost SA (b)	43,950	774,322
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	1,681,621	1,989,888
EDP SA	591,524	3,098,082
Galp Energia SGPS SA	80,709	1,720,460
Jeronimo Martins SGPS SA	61,275	1,174,134
		7,982,564
SINGAPORE — 1.8%
CapitaLand Ascendas REIT	787,771	1,516,525
CapitaLand Integrated Commercial Trust REIT	1,269,928	2,326,901
CapitaLand Investment Ltd.	414,682	798,298
DBS Group Holdings Ltd.	413,892	20,927,393
Grab Holdings Ltd. Class A (b)	474,500	1,788,865
Keppel Ltd.	282,800	2,391,922
Oversea-Chinese Banking Corp. Ltd.	658,866	12,627,692
Sea Ltd. ADR (b)	74,900	7,177,667
Sembcorp Industries Ltd.	157,500	773,223
Singapore Airlines Ltd.	304,949	1,810,668
Singapore Exchange Ltd.	162,800	3,030,828
Singapore Technologies Engineering Ltd.	306,900	2,465,260
Singapore Telecommunications Ltd.	1,500,200	5,114,911
STMicroelectronics NV	128,194	9,451,926
United Overseas Bank Ltd.	239,190	7,352,580
		79,554,659
SOUTH AFRICA — 0.2%
Anglo American PLC	214,319	10,516,291
SOUTH KOREA — 0.0% *
Delivery Hero SE (b) (c)	34,651	1,426,194
SPAIN — 3.7%
Acciona SA (a)	5,211	1,651,485
Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA	35,678	$5,249,758
Aena SME SA (c)	152,694	4,654,171
Amadeus IT Group SA (a)	89,711	5,239,102
Banco Bilbao Vizcaya Argentaria SA	1,129,838	28,250,439
Banco de Sabadell SA	983,229	3,483,666
Banco Santander SA	2,884,449	39,850,504
Bankinter SA (a)	123,731	2,070,999
CaixaBank SA	711,922	10,080,653
Cellnex Telecom SA (b) (c)	98,085	2,932,476
EDP Renewables SA	62,639	1,014,787
Endesa SA (a)	62,439	2,846,894
Iberdrola SA	1,219,439	30,448,994
Indra Sistemas SA	15,583	853,745
Industria de Diseno Textil SA	220,026	13,865,753
Mapfre SA	199,226	986,266
Naturgy Energy Group SA	83,443	2,619,695
Redeia Corp. SA (a)	81,896	1,394,176
Repsol SA	218,271	5,492,579
Telefonica SA (a)	714,927	2,873,894
		165,860,036
SWEDEN — 3.0%
AddTech AB Class B	52,438	1,849,768
Alfa Laval AB	56,876	3,390,881
Assa Abloy AB Class B	194,241	6,871,987
Atlas Copco AB Class A	510,445	10,345,344
Atlas Copco AB Class B	295,715	5,246,278
Beijer Ref AB Class B (a)	92,699	1,360,101
Boliden AB	58,528	3,306,738
Epiroc AB Class A	121,493	3,337,930
Epiroc AB Class B	73,303	1,702,651
EQT AB	87,346	2,472,870
Essity AB Class B	116,622	3,305,323
Evolution AB (b) (c)	24,976	1,716,654
Fastighets AB Balder Class B (b)	144,226	770,743
H & M Hennes & Mauritz AB Class B (a)	87,804	1,512,368
Hexagon AB Class B	407,783	3,375,808
Industrivarden AB Class A	21,643	1,215,415
Industrivarden AB Class C (a)	30,713	1,688,269
Indutrade AB	51,369	1,063,669
Investment AB Latour Class B	32,040	637,281
Investor AB Class B	348,142	14,480,512
L E Lundbergforetagen AB Class B	13,516	779,972
Lifco AB Class B	42,475	1,392,990
Nibe Industrier AB Class B	309,051	1,150,222
Saab AB Class B	65,034	3,378,651
Sagax AB Class B (a)	49,756	792,752
Sandvik AB	205,340	8,484,624
Securitas AB Class B	91,607	1,506,882
Skandinaviska Enskilda Banken AB Class A (a)	291,563	5,811,287
Skanska AB Class B	68,534	1,835,476
SKF AB Class B	67,171	1,726,791
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B	118,708	$1,215,518
Svenska Handelsbanken AB Class A	273,064	4,023,385
Swedbank AB Class A	163,446	6,113,508
Swedish Orphan Biovitrum AB (b)	36,474	1,741,137
Tele2 AB Class B	114,387	1,993,291
Telefonaktiebolaget LM Ericsson Class B	525,477	5,872,025
Telia Co. AB	484,652	2,364,132
Trelleborg AB Class B	38,042	1,586,435
Volvo AB Class B (a)	312,904	10,653,055
		132,072,723
SWITZERLAND — 6.2%
ABB Ltd.	314,128	34,105,659
Avolta AG	19,546	1,308,478
Banque Cantonale Vaudoise (a)	6,635	973,885
Barry Callebaut AG (a)	654	908,863
Belimo Holding AG	1,926	2,172,764
BKW AG	4,237	715,928
Chocoladefabriken Lindt & Spruengli AG (d)	181	2,109,217
Chocoladefabriken Lindt & Spruengli AG (a) (d)	20	2,380,214
Cie Financiere Richemont SA Class A	107,844	24,940,554
DSM-Firmenich AG (a)	33,072	3,138,331
EMS-Chemie Holding AG (a)	1,465	1,258,594
Galderma Group AG	36,959	8,425,910
Geberit AG	6,458	4,321,612
Givaudan SA	1,853	7,856,270
Helvetia Baloise Holding AG	15,238	3,940,553
Julius Baer Group Ltd.	42,416	3,670,287
Kuehne & Nagel International AG	9,934	2,413,150
Logitech International SA	29,182	2,740,029
Lonza Group AG (a)	13,985	9,462,608
Nestle SA	518,596	53,412,206
Partners Group Holding AG	4,297	3,527,519
Sandoz Group AG	83,437	7,563,272
Schindler Holding AG (d)	7,912	2,628,669
Schindler Holding AG (d)	4,202	1,338,764
SGS SA (a)	33,675	3,912,504
Sika AG (a)	30,980	6,404,159
Sonova Holding AG	10,113	2,408,365
Straumann Holding AG	23,031	3,037,871
Swatch Group AG Class BR, Bearer Shares (a)	5,970	1,462,434
Swiss Life Holding AG	5,640	6,219,976
Swiss Prime Site AG	15,781	2,580,442
Swisscom AG	5,286	4,085,813
UBS Group AG	636,344	31,602,232
VAT Group AG (c)	5,447	4,768,699
Zurich Insurance Group AG	30,028	22,283,222
		274,079,053
Security Description	Shares	Value
UNITED KINGDOM — 10.8%
3i Group PLC	197,459	$6,515,242
Admiral Group PLC	50,151	2,369,638
Associated British Foods PLC (a)	58,839	1,550,947
AstraZeneca PLC	304,338	56,954,465
Aviva PLC	609,687	5,261,461
BAE Systems PLC	584,652	14,309,051
Barclays PLC	2,755,757	18,529,282
British American Tobacco PLC	403,969	25,076,556
BT Group PLC	1,150,387	2,902,542
Bunzl PLC	62,393	2,177,931
Centrica PLC	898,891	2,038,330
CK Hutchison Holdings Ltd.	546,000	4,612,633
Coca-Cola Europacific Partners PLC	40,900	4,092,863
Compass Group PLC	343,576	11,097,505
Diageo PLC	443,287	8,957,664
GSK PLC	814,327	21,410,943
Halma PLC	73,223	3,823,265
HSBC Holdings PLC	3,457,675	65,662,223
Imperial Brands PLC	150,327	5,564,652
Informa PLC	254,854	3,058,500
International Consolidated Airlines Group SA Class DI (a)	245,317	1,554,370
Intertek Group PLC	30,263	2,331,668
J Sainsbury PLC	350,599	1,488,133
Kingfisher PLC	331,926	1,247,633
Land Securities Group PLC REIT	143,450	1,239,464
Legal & General Group PLC	1,051,587	3,991,754
Lloyds Banking Group PLC	11,767,731	17,352,389
London Stock Exchange Group PLC	90,176	9,768,773
M&G PLC	430,408	1,920,572
Marks & Spencer Group PLC	432,247	2,134,162
Melrose Industries PLC	264,759	1,668,804
National Grid PLC	999,477	16,555,407
NatWest Group PLC	1,609,818	14,251,320
Next PLC	23,467	4,530,267
Pearson PLC	98,352	1,561,230
Reckitt Benckiser Group PLC	128,492	8,375,264
RELX PLC	359,725	11,296,342
Rentokil Initial PLC	496,275	2,809,932
Rolls-Royce Holdings PLC	1,683,621	32,280,810
Sage Group PLC	176,227	1,908,601
Schroders PLC	172,073	1,341,755
Segro PLC REIT	244,389	2,838,843
Severn Trent PLC	52,606	2,063,917
Smith & Nephew PLC	151,137	2,187,504
Smiths Group PLC	59,848	2,033,490
Spirax Group PLC	14,481	1,313,680
SSE PLC	243,211	7,863,447
Standard Chartered PLC	360,886	9,776,097
Standard Life PLC	148,680	1,643,804
Tesco PLC	1,272,815	7,749,015
Unilever PLC	439,455	26,407,382
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
United Utilities Group PLC	147,482	$2,562,307
Verisure PLC (a) (b)	50,672	565,429
Vodafone Group PLC	3,750,526	4,957,971
Wise Group PLC Class A (b)	151,254	1,815,197
		479,352,426
UNITED STATES — 7.2%
Aegon Ltd.	250,271	2,128,271
Alcon AG	99,818	6,756,416
AP Moller - Maersk AS Class A	515	1,189,431
AP Moller - Maersk AS Class B	691	1,642,420
BP PLC	3,161,229	19,598,296
Buzzi SpA	16,529	846,424
Experian PLC	177,583	5,993,772
Ferrovial NV	94,335	6,469,036
Haleon PLC	1,785,562	8,240,093
Holcim AG	102,922	9,298,897
InterContinental Hotels Group PLC	28,740	4,950,465
Novartis AG	368,565	57,835,440
Octave Intelligence PLC SDR (a) (b)	40,778	658,977
Qiagen NV	39,031	1,512,759
Roche Holding AG	141,390	58,333,344
Roche Holding AG Class BR, Bearer Shares	5,770	2,426,311
Sanofi SA	219,120	18,809,035
Schneider Electric SE	109,874	35,851,649
Shell PLC	1,130,767	44,018,746
Spotify Technology SA (b)	29,500	13,544,335
Stellantis NV (a) (b)	390,507	2,221,395
Sunbelt Rentals Holdings, Inc.	82,391	6,010,062
Swiss Re AG	59,471	9,473,779
Tenaris SA	65,948	1,825,394
		319,634,747
TOTAL COMMON STOCKS (Cost $2,265,418,073)		4,334,554,026
RIGHTS — 0.0% *
SPAIN — 0.0% *
ACS Actividades de Construccion y Servicios SA (expiring 07/16/26) (b) (Cost $76,046)	35,678	74,933
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (e) (f)	103,482,559	$103,482,559
State Street Navigator Securities Lending Portfolio II (g) (h)	45,141,280	45,141,280
TOTAL SHORT-TERM INVESTMENTS (Cost $148,623,839)		148,623,839
TOTAL INVESTMENTS — 100.8% (Cost $2,414,117,958)		4,483,252,798
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(34,040,182)
NET ASSETS — 100.0%		$4,449,212,616

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)	Non-income producing security.
(c)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 0.9% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)
The Portfolio invested in certain money market funds
managed by SSGA Funds Management, Inc. Amounts
related to these investments during the period ended
June 30, 2026 are shown in the Affiliate Table below.

(f)	The rate shown is the annualized seven-day yield at June 30, 2026.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	730	09/18/2026	$114,547,283	$114,803,450	$256,167
During the period ended June 30, 2026, the average notional value related to futures contracts was $88,514,829.
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,334,097,726	$456,300	$—	$4,334,554,026
Rights	74,933	—	—	74,933
Short-Term Investments	148,623,839	—	—	148,623,839
TOTAL INVESTMENTS	$4,482,796,498	$456,300	$—	$4,483,252,798
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$256,167	$—	$—	$256,167
TOTAL OTHER FINANCIAL INSTRUMENTS:	$256,167	$—	$—	$256,167
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	31,668,325	$31,668,325	$394,154,686	$322,340,452	$—	$—	103,482,559	$103,482,559	$1,013,862
State Street Navigator Securities Lending Portfolio II	97,809,942	97,809,942	528,389,144	581,057,806	—	—	45,141,280	45,141,280	788,008
Total		$129,478,267	$922,543,830	$903,398,258	$—	$—		$148,623,839	$1,801,870
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$4,334,628,959
Investments in affiliated issuers, at value	148,623,839
Total Investments	4,483,252,798
Foreign currency, at value	8,192,926
Net cash at broker	4,251,700
Receivable from broker — accumulated variation margin on futures contracts	258,190
Receivable for investments sold	36,268
Dividends receivable — unaffiliated issuers	4,172,586
Dividends receivable — affiliated issuers	273,122
Securities lending income receivable — unaffiliated issuers	3,866
Securities lending income receivable — affiliated issuers	26,836
Receivable for foreign taxes recoverable	15,337,311
TOTAL ASSETS	4,515,805,603
LIABILITIES
Payable upon return of securities loaned	45,141,280
Payable for investments purchased	20,448,752
Advisory fee payable	667,940
Custodian fees payable	203,350
Trustees’ fees and expenses payable	528
Professional fees payable	24,994
Printing and postage fees payable	3,834
Accrued expenses and other liabilities	102,309
TOTAL LIABILITIES	66,592,987
NET ASSETS	$4,449,212,616
NET ASSETS CONSIST OF:
Paid-in capital	$1,635,861,653
Total distributable earnings (loss)	2,813,350,963
NET ASSETS	$4,449,212,616
NET ASSET VALUE PER SHARE
Net asset value per share	$240.98
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,463,369
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,265,494,119
Investments in affiliated issuers	148,623,839
Total cost of investments	$2,414,117,958
Foreign currency, at cost	$8,193,192
* Includes investments in securities on loan, at value	$77,073,100
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$42,036
Dividend income — unaffiliated issuers	81,283,879
Dividend income — affiliated issuers	1,013,862
Unaffiliated securities lending income	454,203
Affiliated securities lending income	788,008
Foreign taxes withheld	(10,832,335)
TOTAL INVESTMENT INCOME (LOSS)	72,749,653
EXPENSES
Advisory fee	2,590,911
Custodian fees	170,564
Trustees’ fees and expenses	15,350
Professional fees and expenses	32,720
Printing and postage fees	10,253
Insurance expense	556
Miscellaneous expenses	56,666
TOTAL EXPENSES	2,877,020
NET INVESTMENT INCOME (LOSS)	$69,872,633
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	34,811,168
Foreign currency transactions	(112,928)
Futures contracts	9,140,975
Net realized gain (loss)	43,839,215
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	271,990,217
Foreign currency translations	(798,557)
Futures contracts	(499,964)
Net change in unrealized appreciation/depreciation	270,691,696
NET REALIZED AND UNREALIZED GAIN (LOSS)	314,530,911
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$384,403,544
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,872,633	$104,791,355
Net realized gain (loss)	43,839,215	51,042,359
Net change in unrealized appreciation/depreciation	270,691,696	879,858,299
Net increase (decrease) in net assets resulting from operations	384,403,544	1,035,692,013
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	44,953,472	386,803,105
Proceeds from Shares Sold (4/1/26-6/30/26)	173,326,023	—
Withdrawls	(166,641,029)	(784,607,784)
Cost of Shares Redeemed (4/1/26-6/30/26)	(120,940,743)	—
Net increase (decrease) in net assets from capital transactions	(69,302,277)	(397,804,679)
Net increase (decrease) in net assets during the period	315,101,267	637,887,334
Net assets at beginning of period	4,134,111,349	3,496,224,015
NET ASSETS AT END OF PERIOD	$4,449,212,616	$4,134,111,349
SHARES OF BENEFICIAL INTEREST:
Issuance of Shares	18,247,813	—
Shares sold (4/1/26-6/30/26)	730,464	—
Shares redeemed (4/1/26-6/30/26)	(514,908)	—
Net increase (decrease) from share transactions	18,463,369	—
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$220.92(a )	$—	$—	$—	$—	$—
Income (loss) from investment operations:
Net investment income (loss)	3.80	—	—	—	—	—
Net realized and unrealized gain (loss)	16.26	—	—	—	—	—
Total from investment operations	20.06	—	—	—	—	—
Net asset value, end of period	$240.98	$—	$—	$—	$—	$—
Total return (b)	9.46%(c)	31.70%	3.56%	18.28%	(14.64)%	11.25%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,449,213	$4,134,111	$3,496,224	$3,024,526	$3,463,427	$4,346,560
Ratios to average net assets:
Total expenses	0.14%(d)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	3.30%(d)	2.75%	2.91%	2.92%	2.98%	2.67%
Portfolio turnover rate	5%(e)	9%	3%	8%	18%	7%

(a)	The NAV at the beginning of the period is from April 1, 2026. Effective April 1, 2026, the Portfolio became unitized. (Note 1).
(b)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(c)	The total return of the Portfolio from the period April 1, 2026 through June 30, 2026 was 9.09%.
(d)	Annualized.
(e)	Not annualized.
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of four (4) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
Effective April 1, 2026, in connection with the Portfolio's change in tax classification from a partnership to a regulated investment company (Note 8), the Portfolio issued shares and became unitized.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Portfolio has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Portfolio's investments in accordance with its investment objective. The Portfolio’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Portfolio’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Portfolio’s Total Return is utilized by the CODM to compare results, including the impact of the Portfolio’s costs, to the Portfolio’s competitors and to the Portfolio’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
14

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2026 is disclosed in the Portfolio's Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Prior to April 1, 2026, all of the net investment income and realized gains and losses from the security transactions of the Portfolio were allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
4. Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Portfolio’s Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Portfolio’s Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2026, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$258,190	$—	$258,190

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$9,140,975	$—	$9,140,975

Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
Futures Contracts	$—	$—	$—	$(499,964)	$—	$(499,964)
5. Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, the Portfolio retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund/Portfolio retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedule of Investments.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

6. Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short-term investments) for the period ended June 30, 2026, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$227,564,516	$235,671,628
8. Income Tax Information
The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Portfolio will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required. Prior to April 1, 2026 the Portfolio was not required to pay federal income taxes on its net investment income and net capital gains because it was treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio were deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items were distributed by the Portfolio. Each partner was responsible for its tax liability based on its distributive share; therefore, no provision was made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$2,576,670,942	$2,127,288,818	$220,450,795	$1,906,838,023
9. Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Portfolio’s Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio’s Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio’s Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Portfolio	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street International Developed Equity Index Portfolio	$77,073,100	$45,141,280	$35,891,960	$81,033,240
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Portfolio	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$45,141,280	$—	$—	$—	$45,141,280	$45,141,280
10. Line of Credit
The Portfolio and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Portfolio had no outstanding loans as of June 30, 2026.
11. Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risks
The Portfolio’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
19

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Portfolio and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyber attacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Portfolio's. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Portfolio's. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Portfolio's to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Portfolio's, even if the Portfolio's does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Portfolio's have used, and may in the future use, fair valuation procedures approved by the Portfolio’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT 1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for the Portfolio:
o Comparisons of the Portfolio’s performance over the past one-, three- and five-year periods ended December 31, 2025 to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Portfolio (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
o Comparisons of the Portfolio’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the Portfolio’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five years; and
o Comparisons of the Portfolio’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Portfolio; and
• Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
o State Street Bank and Trust Company (“State Street”), the sub-administrator and custodian for the Portfolio and transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
22

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
• Information from the Adviser, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the Portfolio’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark and the analyses of the related data provided by Broadridge. It was noted that while the Board found the
23

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe for the 1-, 3- and 5-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3- and 5-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Portfolio, net of waivers. As part of its review, the Board considered the Portfolio’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Portfolio. The Board also considered the comparability of the fees charged and the services provided to the Portfolio by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Portfolio compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Portfolio during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
24

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of them under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
25

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Balanced Index Fund
State Street Emerging Markets Equity Index Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-647-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited) (N-CSR Item 6)	1
State Street Balanced Index Fund	1
State Street Emerging Markets Equity Index Fund	28
Financial Statements (Unaudited) (N-CSR Item 7)	45
Financial Highlights (Unaudited) (N-CSR Item 7)	48
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	50
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11)	58
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statements of Operations in the Financial Statements under Item 7 above

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STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 60.3%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	212	$30,301
AeroVironment, Inc. (a) (b)	167	27,567
Archer Aviation, Inc. Class A (a)	3,202	15,145
Arxis, Inc. Class A (a)	260	11,996
Astronics Corp. (a)	184	14,952
Astronics Corp. Class B (a)	36	2,736
ATI, Inc. (a)	693	136,590
Axon Enterprise, Inc. (a)	411	230,411
Beta Technologies, Inc. Class A (a)	235	3,936
Boeing Co. (a)	4,025	871,292
BWX Technologies, Inc.	466	90,707
Cadre Holdings, Inc.	158	4,505
Carpenter Technology Corp.	253	156,060
Curtiss-Wright Corp.	187	141,701
Ducommun, Inc. (a)	60	11,113
Eve Holding, Inc. (a)	1,476	3,705
Firefly Aerospace, Inc. (a) (b)	157	4,616
FTAI Aviation Ltd.	523	141,487
General Dynamics Corp.	1,296	459,095
General Electric Co.	5,325	1,990,112
HEICO Corp.	201	71,594
HEICO Corp. Class A	402	103,680
Hexcel Corp.	418	41,825
Honeywell Aerospace, Inc. (a)	1,686	372,741
Howmet Aerospace, Inc.	2,041	548,743
Huntington Ingalls Industries, Inc.	197	55,138
Intuitive Machines, Inc. (a)	695	14,866
Karman Holdings, Inc. (a)	460	22,963
Kratos Defense & Security Solutions, Inc. (a)	981	48,913
L3Harris Technologies, Inc.	950	276,060
Leonardo DRS, Inc.	451	19,244
Loar Holdings, Inc. (a) (b)	144	11,608
Lockheed Martin Corp.	1,035	527,291
Mercury Systems, Inc. (a)	251	30,705
Moog, Inc. Class A	144	61,033
National Presto Industries, Inc.	40	5,000
Northrop Grumman Corp.	681	346,840
Park Aerospace Corp.	205	7,823
Red Cat Holdings, Inc. (a) (b)	594	6,326
Redwire Corp. (a)	629	7,693
Rocket Lab Corp. (a)	2,595	263,782
RTX Corp.	6,883	1,305,912
Satellogic, Inc. Class A (a)	473	2,706
StandardAero, Inc. (a) (b)	903	27,009
Textron, Inc.	904	82,924
TransDigm Group, Inc.	286	380,963
V2X, Inc. (a)	107	7,978
Virgin Galactic Holdings, Inc. (a) (b)	698	2,017
VSE Corp. (b)	142	32,447
Woodward, Inc.	303	128,908
York Space Systems, Inc. (a) (b)	119	2,930
		9,165,689
Security Description	Shares	Value
AIR FREIGHT & LOGISTICS — 0.2%
CH Robinson Worldwide, Inc.	582	$109,614
Expeditors International of Washington, Inc.	663	108,056
FedEx Corp.	1,114	348,827
Forward Air Corp. (a) (b)	151	2,040
GXO Logistics, Inc. (a)	631	31,992
Hub Group, Inc. Class A	361	15,808
Radiant Logistics, Inc. (a)	421	3,982
United Parcel Service, Inc. Class B	3,806	409,145
		1,029,464
AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	546	28,501
Allegiant Travel Co. (a)	143	16,817
American Airlines Group, Inc. (a)	3,272	59,125
Delta Air Lines, Inc.	3,330	311,888
Frontier Group Holdings, Inc. (a)	557	4,406
JetBlue Airways Corp. (a)	1,837	10,526
Joby Aviation, Inc. (a) (b)	3,432	30,613
SkyWest, Inc. (a)	201	19,965
Southwest Airlines Co.	2,482	127,624
United Airlines Holdings, Inc. (a)	1,649	224,248
		833,713
AUTO COMPONENTS — 0.1%
Adient PLC (a)	518	9,521
Aptiv PLC (a)	1,045	64,142
Autoliv, Inc.	340	39,498
BorgWarner, Inc.	1,085	72,044
Cooper-Standard Holdings, Inc. (a)	213	5,762
Dana, Inc.	618	16,816
Dauch Corp. (a)	680	3,686
Dorman Products, Inc. (a)	164	22,378
Fox Factory Holding Corp. (a)	251	4,253
Garrett Motion, Inc.	564	20,434
Gentex Corp.	1,013	25,598
Gentherm, Inc. (a)	194	6,617
Goodyear Tire & Rubber Co. (a)	1,709	11,279
Kodiak AI, Inc. (a) (b)	710	3,607
LCI Industries	91	9,635
Lear Corp.	264	35,392
Mobileye Global, Inc. Class A (a) (b)	610	5,905
Patrick Industries, Inc. (b)	198	17,776
Phinia, Inc.	121	9,967
QuantumScape Corp. (a) (b)	2,298	17,373
Solid Power, Inc. (a) (b)	1,111	2,877
Standard Motor Products, Inc.	145	5,651
Versigent PLC (a)	404	16,972
Visteon Corp.	161	15,973
XPEL, Inc. (a) (b)	141	6,993
		450,149
AUTOMOBILES — 1.1%
Faraday Future Intelligent Electric, Inc. (a)	1,765	407
Ford Motor Co.	19,970	277,583
See accompanying notes to financial statements.
1

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
General Motors Co.	4,596	$354,260
Harley-Davidson, Inc.	467	11,423
Lucid Group, Inc. (a) (b)	695	4,650
Rivian Automotive, Inc. Class A (a)	4,478	77,693
Tesla, Inc. (a)	14,369	6,043,601
Thor Industries, Inc. (b)	265	19,917
Winnebago Industries, Inc.	176	5,498
		6,795,032
BANKS — 2.2%
1st Source Corp.	108	8,811
ACNB Corp.	64	3,800
Amalgamated Financial Corp.	123	5,646
Amerant Bancorp, Inc.	233	5,946
Ameris Bancorp	305	27,529
Arrow Financial Corp.	114	4,673
Associated Banc-Corp.	670	20,616
Atlantic Union Bankshares Corp.	740	31,309
Axos Financial, Inc. (a)	318	30,970
Banc of California, Inc.	819	16,732
BancFirst Corp.	120	13,336
Bancorp, Inc. (a)	189	11,839
Bank First Corp.	62	9,198
Bank of America Corp.	33,350	1,900,283
Bank of Hawaii Corp.	235	19,150
Bank of Marin Bancorp (b)	125	3,463
Bank OZK	510	26,566
BankUnited, Inc.	432	20,930
Bankwell Financial Group, Inc.	93	5,464
Banner Corp.	201	13,354
BayCom Corp.	110	3,619
Beacon Financial Corp.	456	13,885
BOK Financial Corp.	106	14,721
Bridgewater Bancshares, Inc. (a)	203	4,271
Burke & Herbert Financial Services Corp.	137	9,845
Business First Bancshares, Inc.	115	3,534
Byline Bancorp, Inc.	131	4,933
C&F Financial Corp.	41	3,280
California BanCorp	174	3,626
Capital City Bank Group, Inc.	104	5,140
Capitol Federal Financial, Inc.	860	7,319
Carter Bankshares, Inc.	176	5,986
Cathay General Bancorp	419	25,974
Central BanCo, Inc.	256	7,777
Central Pacific Financial Corp.	165	6,303
ChoiceOne Financial Services, Inc.	84	2,856
Citigroup, Inc.	8,704	1,218,212
Citizens Financial Group, Inc.	2,090	146,446
Citizens Financial Services, Inc.	43	3,115
City Holding Co.	89	11,805
Civista Bancshares, Inc.	135	3,810
CNB Financial Corp.	153	5,158
Coastal Financial Corp. (a)	64	4,961
Colony Bankcorp, Inc.	177	3,556
Columbia Banking System, Inc.	1,367	43,812
Columbia Financial, Inc. (a) (b)	305	6,472
Security Description	Shares	Value
Commerce Bancshares, Inc.	688	$39,732
Community Financial System, Inc.	316	21,210
Community Trust Bancorp, Inc.	73	5,282
Community West Bancshares	145	3,895
ConnectOne Bancorp, Inc.	352	11,771
Cullen/Frost Bankers, Inc.	291	44,965
Customers Bancorp, Inc. (a)	171	13,526
CVB Financial Corp.	986	22,234
Dime Commercial Bancshares, Inc.	217	8,821
Eagle Bancorp, Inc.	188	5,337
East West Bancorp, Inc.	705	91,008
Eastern Bankshares, Inc.	921	20,483
Enterprise Financial Services Corp.	232	15,284
Equity Bancshares, Inc. Class A	88	4,311
Esquire Financial Holdings, Inc.	44	5,241
Farmers & Merchants Bancorp, Inc.	94	2,875
Farmers National Banc Corp.	467	6,818
FB Financial Corp.	290	16,051
Fidelity D&D Bancorp, Inc.	55	2,828
Fifth Third Bancorp	4,590	258,738
First BanCorp	641	16,711
First Bancorp, Inc.	105	3,656
First Bancorp/Southern Pines NC	255	16,302
First Busey Corp.	473	13,953
First Business Financial Services, Inc.	60	3,790
First Citizens BancShares, Inc. Class A	48	99,878
First Commonwealth Financial Corp.	616	12,523
First Community Bankshares, Inc.	82	3,642
First Financial Bancorp	562	19,012
First Financial Bankshares, Inc.	766	26,504
First Financial Corp.	97	7,512
First Hawaiian, Inc.	463	13,566
First Horizon Corp.	2,243	57,511
First Interstate BancSystem, Inc. Class A	506	19,511
First Merchants Corp.	345	15,073
First Mid Bancshares, Inc.	129	6,204
Firstsun Capital Bancorp (a) (b)	134	5,197
Five Star Bancorp	49	2,386
Flagstar Bank NA	1,398	20,886
FNB Corp.	1,445	27,571
FS Bancorp, Inc.	66	2,864
Fulton Financial Corp.	1,044	25,254
FVCBankcorp, Inc.	227	3,973
German American Bancorp, Inc.	194	9,207
Glacier Bancorp, Inc.	639	32,960
Great Southern Bancorp, Inc.	68	5,332
Greene County Bancorp, Inc.	94	3,157
Hancock Whitney Corp.	347	25,928
Hanmi Financial Corp.	196	6,350
Hawthorn Bancshares, Inc.	89	3,498
HBT Financial, Inc.	121	3,871
Heritage Financial Corp.	172	5,095
Hilltop Holdings, Inc.	114	4,421
See accompanying notes to financial statements.
2

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hingham Institution For Savings	13	$3,993
Home Bancorp, Inc.	62	4,248
Home BancShares, Inc.	751	21,441
HomeTrust Bancshares, Inc.	94	4,690
Hope Bancorp, Inc.	703	9,617
Horizon Bancorp, Inc.	209	4,176
Huntington Bancshares, Inc.	10,251	181,750
Independent Bank Corp.	212	17,749
International Bancshares Corp.	311	23,620
John Marshall Bancorp, Inc.	127	2,769
JPMorgan Chase & Co.	13,685	4,479,511
KeyCorp	4,505	103,840
Lakeland Financial Corp.	163	10,060
LCNB Corp.	176	3,096
Live Oak Bancshares, Inc.	202	8,250
M&T Bank Corp.	736	175,175
Mechanics Bancorp Class A (b)	267	4,245
Mercantile Bank Corp.	69	3,962
Metrocity Bankshares, Inc.	86	3,087
Metropolitan Bank Holding Corp.	58	5,728
Mid Penn Bancorp, Inc.	110	3,832
Midland States Bancorp, Inc.	78	2,429
MVB Financial Corp.	142	4,119
National Bank Holdings Corp. Class A	222	9,863
NB Bancorp, Inc.	248	5,240
NBT Bancorp, Inc.	289	14,268
Nicolet Bankshares, Inc.	84	13,893
Northeast Bank	40	5,301
Northrim BanCorp, Inc.	148	4,106
Northwest Bancshares, Inc.	672	10,188
Norwood Financial Corp.	100	3,215
OceanFirst Financial Corp.	508	9,921
OFG Bancorp	268	13,151
Old National Bancorp	1,714	44,393
Old Second Bancorp, Inc.	342	7,975
Orange County Bancorp, Inc.	100	3,678
Origin Bancorp, Inc.	192	9,821
Orrstown Financial Services, Inc.	124	5,063
Park National Corp.	89	16,286
Parke Bancorp, Inc.	131	4,344
Pathward Financial, Inc.	146	12,711
PCB Bancorp	144	4,085
Peapack-Gladstone Financial Corp.	112	5,301
Peoples Bancorp, Inc.	217	8,335
Peoples Financial Services Corp.	76	5,044
Pinnacle Financial Partners, Inc.	799	80,603
Plumas Bancorp	64	3,740
PNC Financial Services Group, Inc.	2,050	504,751
Ponce Financial Group, Inc. (a)	235	4,686
Popular, Inc.	320	52,538
Preferred Bank	73	7,757
Prosperity Bancshares, Inc.	512	37,391
Provident Financial Services, Inc.	781	18,463
QCR Holdings, Inc.	100	9,735
RBB Bancorp	128	3,509
Security Description	Shares	Value
Red River Bancshares, Inc.	52	$4,747
Regions Financial Corp.	4,202	126,900
Renasant Corp.	553	23,525
Republic Bancorp, Inc. Class A	47	4,250
S&T Bancorp, Inc.	235	11,534
Seacoast Banking Corp. of Florida	501	16,658
ServisFirst Bancshares, Inc.	301	26,112
Sierra Bancorp (b)	97	3,954
Simmons First National Corp. Class A	745	16,874
SmartFinancial, Inc.	102	4,786
South Plains Financial, Inc.	92	3,964
Southern First Bancshares, Inc. (a)	69	4,216
Southern Missouri Bancorp, Inc.	62	4,725
Southside Bancshares, Inc.	189	6,651
Southstate Bank Corp.	442	44,156
Stellar Bancorp, Inc.	183	7,196
Stock Yards Bancorp, Inc.	165	12,618
Texas Capital Bancshares, Inc.	187	19,310
TFS Financial Corp. (b)	402	7,123
Third Coast Bancshares, Inc. (a)	85	3,434
Timberland Bancorp, Inc.	94	4,212
Tompkins Financial Corp.	65	6,144
Towne Bank	385	13,952
TriCo Bancshares	184	9,908
Triumph Financial, Inc. (a)	132	10,073
Truist Financial Corp.	6,325	315,111
TrustCo Bank Corp.	111	6,095
Trustmark Corp.	365	16,794
U.S. Bancorp	7,892	476,677
UMB Financial Corp.	354	50,537
United Bankshares, Inc.	672	30,798
United Community Banks, Inc.	705	24,738
Unity Bancorp, Inc.	67	3,932
Univest Financial Corp.	218	9,538
USCB Financial Holdings, Inc.	153	3,130
Valley National Bancorp	2,296	33,636
WaFd, Inc.	299	11,473
Webster Financial Corp.	751	57,391
Wells Fargo & Co.	15,626	1,291,333
WesBanco, Inc.	562	21,935
West BanCorp, Inc.	134	3,555
Westamerica BanCorp	80	4,694
Western Alliance Bancorp	509	41,840
Wintrust Financial Corp.	343	55,127
WSFS Financial Corp.	211	16,190
Zions Bancorp NA	684	47,326
		13,813,353
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a) (b)	53	9,383
Brown-Forman Corp. Class B	941	25,078
Celsius Holdings, Inc. (a) (b)	925	27,084
Coca-Cola Co.	19,759	1,605,814
Coca-Cola Consolidated, Inc.	300	57,276
Constellation Brands, Inc. Class A	699	97,224
Keurig Dr. Pepper, Inc.	6,904	225,968
See accompanying notes to financial statements.
3

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MGP Ingredients, Inc.	114	$1,997
Molson Coors Beverage Co. Class B	890	34,674
Monster Beverage Corp. (a)	3,617	347,666
National Beverage Corp. (a)	155	4,836
PepsiCo, Inc.	6,965	943,061
Primo Brands Corp. (b)	1,265	30,917
Vita Coco Co., Inc. (a)	239	15,807
		3,426,785
BIOTECHNOLOGY — 1.4%
4D Molecular Therapeutics, Inc. (a)	346	4,602
AbbVie, Inc.	9,018	2,269,290
Abeona Therapeutics, Inc. (a) (b)	509	3,146
Absci Corp. (a)	498	5,772
ACADIA Pharmaceuticals, Inc. (a)	740	18,722
Achieve Life Sciences, Inc. (a)	725	4,734
ADMA Biologics, Inc. (a)	1,383	11,576
Agenus, Inc. (a) (b)	551	1,686
Agios Pharmaceuticals, Inc. (a)	340	12,617
Akebia Therapeutics, Inc. (a)	1,648	1,879
Akero Therapeutics, Inc. (a)	390	254
Alector, Inc. (a) (b)	779	1,566
Alkermes PLC (a)	843	44,169
Allogene Therapeutics, Inc. (a)	1,415	2,943
Alnylam Pharmaceuticals, Inc. (a)	679	204,399
Altimmune, Inc. (a) (b)	439	1,335
Amgen, Inc.	2,755	997,641
AnaptysBio, Inc. (a)	65	4,388
Anavex Life Sciences Corp. (a) (b)	545	1,412
Anika Therapeutics, Inc. (a)	327	4,784
Annexon, Inc. (a)	554	3,163
Apellis Pharmaceuticals, Inc. (a)	634	19
Apogee Therapeutics, Inc. (a)	280	37,164
Arbutus Biopharma Corp. (a)	1,025	4,920
Arcellx, Inc. (a)	230	16
Arcturus Therapeutics Holdings, Inc. (a) (b)	166	1,116
Arcus Biosciences, Inc. (a)	583	17,974
Arcutis Biotherapeutics, Inc. (a)	647	16,964
Ardelyx, Inc. (a)	1,430	7,293
ArriVent Biopharma, Inc. (a) (b)	106	3,682
Arrowhead Pharmaceuticals, Inc. (a)	697	56,812
ARS Pharmaceuticals, Inc. (a) (b)	407	3,260
Atrium Therapeutics, Inc. (a)	70	942
aTyr Pharma, Inc. (a)	3,393	2,025
Aura Biosciences, Inc. (a)	336	2,386
Avalo Therapeutics, Inc. (a)	293	5,415
Avita Medical, Inc. (a)	232	958
Beam Therapeutics, Inc. (a)	449	15,410
Benitec Biopharma, Inc. (a)	127	1,699
Bicara Therapeutics, Inc. (a)	314	9,323
BioAtla, Inc. (a) (b)	25	104
BioCryst Pharmaceuticals, Inc. (a)	1,460	14,600
Biogen, Inc. (a)	749	161,829
Biohaven Ltd. (a)	499	7,425
BioMarin Pharmaceutical, Inc. (a)	983	56,247
Security Description	Shares	Value
Bridgebio Pharma, Inc. (a)	881	$65,617
Cabaletta Bio, Inc. (a)	1,391	4,326
Candel Therapeutics, Inc. (a) (b)	33	340
Capricor Therapeutics, Inc. (a)	324	7,802
CareDx, Inc. (a)	319	9,091
Cartesian Therapeutics, Inc. (a) (b)	89	927
Catalyst Pharmaceuticals, Inc. (a)	659	20,712
Celcuity, Inc. (a)	199	20,819
Celldex Therapeutics, Inc. (a)	413	15,368
CG oncology, Inc. (a)	377	26,786
Checkpoint Therapeutics, Inc. (a)	678	108
Cogent Biosciences, Inc. (a)	914	35,372
Compass Therapeutics, Inc. (a)	855	1,872
Corbus Pharmaceuticals Holdings, Inc. (a)	113	1,060
Corvus Pharmaceuticals, Inc. (a)	292	4,362
CRISPR Therapeutics AG (a) (b)	515	28,088
Cullinan Therapeutics, Inc. (a)	413	7,521
Cytokinetics, Inc. (a)	696	59,292
CytomX Therapeutics, Inc. (a)	559	2,096
Damora Therapeutics, Inc. (a)	167	4,344
Denali Therapeutics, Inc. (a)	750	19,290
Dianthus Therapeutics, Inc. (a)	235	22,908
Disc Medicine, Inc. (a) (b)	123	8,996
Dyne Therapeutics, Inc. (a)	735	16,324
Editas Medicine, Inc. (a)	1,103	3,574
Eledon Pharmaceuticals, Inc. (a) (b)	359	1,414
Emergent BioSolutions, Inc. (a)	363	3,042
Entrada Therapeutics, Inc. (a)	169	1,244
Erasca, Inc. (a)	1,427	26,143
Exelixis, Inc. (a)	1,243	67,632
First Tracks Biotherapeutics, Inc. (a)	65	1,308
Foghorn Therapeutics, Inc. (a)	385	1,879
Geron Corp. (a) (b)	3,193	4,087
Gilead Sciences, Inc.	6,332	799,985
GRAIL, Inc. (a)	203	13,859
Halozyme Therapeutics, Inc. (a)	640	50,093
Hyperliquid Strategies, Inc. (a)	662	5,210
Ideaya Biosciences, Inc. (a)	522	19,455
Immuneering Corp. Class A (a) (b)	372	1,856
ImmunityBio, Inc. (a) (b)	1,768	15,479
Immunome, Inc. (a)	571	12,099
Immunovant, Inc. (a)	423	16,298
Incyte Corp. (a)	852	96,583
Inhibrx Biosciences, Inc. (a)	59	5,590
Insmed, Inc. (a)	1,107	118,028
Instil Bio, Inc. (a) (b)	76	584
Intellia Therapeutics, Inc. (a)	639	10,812
Invivyd, Inc. (a)	2,516	2,195
Ionis Pharmaceuticals, Inc. (a)	924	73,264
Iovance Biotherapeutics, Inc. (a) (b)	2,365	9,838
Ironwood Pharmaceuticals, Inc. (a)	922	3,882
Jade Biosciences, Inc. (a)	291	6,466
Janux Therapeutics, Inc. (a) (b)	191	2,934
Kailera Therapeutics, Inc. (a) (b)	328	7,226
Keros Therapeutics, Inc. (a)	77	824
See accompanying notes to financial statements.
4

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Kodiak Sciences, Inc. (a)	287	$11,182
Krystal Biotech, Inc. (a)	132	49,060
Kura Oncology, Inc. (a)	501	5,496
Kymera Therapeutics, Inc. (a)	374	42,887
Madrigal Pharmaceuticals, Inc. (a)	101	54,232
MannKind Corp. (a)	1,675	7,135
MapLight Therapeutics, Inc. (a) (b)	132	4,731
MiMedx Group, Inc. (a)	710	2,734
Mineralys Therapeutics, Inc. (a)	233	6,286
Mirum Pharmaceuticals, Inc. (a)	254	29,736
Moderna, Inc. (a)	1,797	125,844
Monopar Therapeutics, Inc. (a) (b)	50	4,629
Monte Rosa Therapeutics, Inc. (a)	361	8,736
Myriad Genetics, Inc. (a)	554	3,163
Natera, Inc. (a)	729	197,887
Neurocrine Biosciences, Inc. (a)	512	86,290
Neurogene, Inc. (a)	69	2,170
Novavax, Inc. (a)	968	9,119
Nurix Therapeutics, Inc. (a)	367	8,903
Nuvalent, Inc. Class A (a)	289	35,691
Ocugen, Inc. (a) (b)	3,448	5,275
Olema Pharmaceuticals, Inc. (a)	344	4,303
Organogenesis Holdings, Inc. (a) (b)	735	1,786
ORIC Pharmaceuticals, Inc. (a)	337	3,650
Oruka Therapeutics, Inc. (a)	276	26,267
Ovid therapeutics, Inc. (a)	1,810	4,869
Palvella Therapeutics, Inc. (a)	53	8,099
Perspective Therapeutics, Inc. (a)	443	1,511
Praxis Precision Medicines, Inc. (a)	143	47,875
Precigen, Inc. (a)	1,137	6,481
Prime Medicine, Inc. (a) (b)	645	2,380
ProKidney Corp. (a) (b)	1,229	2,507
Protagonist Therapeutics, Inc. (a)	352	43,148
Prothena Corp. PLC (a)	333	3,260
PTC Therapeutics, Inc. (a)	465	37,930
Recursion Pharmaceuticals, Inc. Class A (a) (b)	4,001	14,684
Regeneron Pharmaceuticals, Inc.	508	316,758
REGENXBIO, Inc. (a)	326	3,905
Relay Therapeutics, Inc. (a)	869	16,259
Replimune Group, Inc. (a)	498	5,513
Revolution Medicines, Inc. (a)	1,018	190,651
Rhythm Pharmaceuticals, Inc. (a)	317	35,197
Rigel Pharmaceuticals, Inc. (a)	125	4,890
Rocket Pharmaceuticals, Inc. (a) (b)	350	1,197
Roivant Sciences Ltd. (a)	2,350	83,166
Sagimet Biosciences, Inc. Class A (a) (b)	488	3,772
Sana Biotechnology, Inc. (a) (b)	1,271	4,436
Sarepta Therapeutics, Inc. (a)	569	10,225
Savara, Inc. (a) (b)	1,020	6,283
Scholar Rock Holding Corp. (a)	545	29,975
SELLAS Life Sciences Group, Inc. (a) (b)	1,004	14,819
Spyre Therapeutics, Inc. (a)	429	38,087
Stoke Therapeutics, Inc. (a)	258	8,442
Security Description	Shares	Value
Summit Therapeutics, Inc. (a)	822	$11,977
Sutro Biopharma, Inc. (a)	151	5,013
Syndax Pharmaceuticals, Inc. (a)	547	11,957
Tango Therapeutics, Inc. (a)	496	15,505
Taysha Gene Therapies, Inc. (a)	1,415	9,636
Tectonic Therapeutic, Inc. (a) (b)	73	2,509
TG Therapeutics, Inc. (a)	715	39,282
Tonix Pharmaceuticals Holding Corp. (a) (b)	108	1,378
Travere Therapeutics, Inc. (a)	510	28,973
TScan Therapeutics, Inc. (a)	713	699
Twist Bioscience Corp. (a)	348	35,802
Tyra Biosciences, Inc. (a)	185	5,909
Ultragenyx Pharmaceutical, Inc. (a)	557	18,598
uniQure NV (a)	281	12,943
United Therapeutics Corp. (a)	214	115,952
Vanda Pharmaceuticals, Inc. (a)	610	3,733
Vaxcyte, Inc. (a)	673	39,121
Vera Therapeutics, Inc. (a)	324	13,903
Veracyte, Inc. (a)	457	26,840
Verastem, Inc. (a) (b)	454	1,734
Vericel Corp. (a)	295	13,125
Vertex Pharmaceuticals, Inc. (a)	1,294	642,769
Viking Therapeutics, Inc. (a) (b)	658	25,669
Vir Biotechnology, Inc. (a)	774	7,887
Viridian Therapeutics, Inc. (a)	394	7,238
Vor BioPharma, Inc. (a)	291	5,357
X4 Pharmaceuticals, Inc. (a)	1,031	4,815
Xencor, Inc. (a)	394	6,343
XOMA Royalty Corp. (a)	100	4,250
Zenas Biopharma, Inc. (a) (b)	157	3,985
		8,600,378
BROADLINE RETAIL — 2.0%
Amazon.com, Inc. (a)	49,959	11,907,228
Coupang, Inc. (a)	6,707	116,501
Dillard's, Inc. Class A (b)	18	9,511
eBay, Inc.	2,256	252,108
Etsy, Inc. (a)	503	37,891
Groupon, Inc. (a) (b)	213	5,125
Kohl's Corp.	653	11,571
Macy's, Inc.	1,320	31,086
Ollie's Bargain Outlet Holdings, Inc. (a)	284	21,834
Savers Value Village, Inc. (a) (b)	344	3,471
		12,396,326
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	535	33,555
AAON, Inc.	370	46,938
Advanced Drainage Systems, Inc.	371	58,232
Allegion PLC	406	57,039
Apogee Enterprises, Inc.	135	6,175
Armstrong World Industries, Inc.	209	33,528
AZZ, Inc.	140	21,707
Builders FirstSource, Inc. (a)	568	50,825
Carlisle Cos., Inc.	206	74,726
See accompanying notes to financial statements.
5

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Carrier Global Corp.	3,992	$292,813
CSW Industrials, Inc.	99	27,552
Fortune Brands Innovations, Inc.	654	35,905
Gibraltar Industries, Inc. (a)	188	8,479
Griffon Corp.	181	17,653
Hayward Holdings, Inc. (a)	851	14,731
Insteel Industries, Inc.	128	3,866
Janus International Group, Inc. (a)	887	4,923
JELD-WEN Holding, Inc. (a)	549	823
Johnson Controls International PLC	3,123	456,301
Lennox International, Inc.	165	94,537
Madison Air Solutions Corp. Class A (a)	473	18,447
Masco Corp.	1,000	81,370
Masterbrand, Inc. (a)	1,254	12,904
Modine Manufacturing Co. (a)	283	75,567
Owens Corning	401	63,743
Quanex Building Products Corp. (b)	296	5,511
Resideo Technologies, Inc. (a)	737	22,921
Simpson Manufacturing Co., Inc.	213	44,591
Tecnoglass, Inc. (b)	131	6,132
Trane Technologies PLC	1,132	555,993
Trex Co., Inc. (a)	495	24,770
UFP Industries, Inc.	254	23,048
Zurn Elkay Water Solutions Corp. Class C	774	39,110
		2,314,415
CAPITAL MARKETS — 1.7%
Acadian Asset Management, Inc.	95	6,794
Affiliated Managers Group, Inc.	139	47,038
AlTi Global, Inc. (a) (b)	754	2,722
Ameriprise Financial, Inc.	458	210,112
ARES Management Corp. Class A	1,112	123,777
Artisan Partners Asset Management, Inc. Class A	299	10,324
Bakkt, Inc. (a) (b)	56	437
Bank of New York Mellon Corp.	3,505	506,858
BGC Group, Inc. Class A	1,756	18,772
Blackrock, Inc.	738	709,631
Blackstone, Inc.	3,796	446,675
Blue Owl Capital, Inc. (b)	3,468	30,345
Carlyle Group, Inc.	1,428	60,133
Cboe Global Markets, Inc.	532	129,100
Charles Schwab Corp.	8,352	770,639
CME Group, Inc.	1,851	408,756
Cohen & Steers, Inc.	161	12,259
Coinbase Global, Inc. Class A (a)	1,131	165,341
DigitalBridge Group, Inc. (b)	916	14,454
Donnelley Financial Solutions, Inc. (a)	161	6,754
Evercore, Inc. Class A	204	69,654
FactSet Research Systems, Inc. (b)	192	44,175
Federated Hermes, Inc.	394	21,757
Franklin Resources, Inc.	1,606	53,432
Galaxy Digital, Inc. Class A (a)	920	25,153
GCM Grosvenor, Inc. Class A	321	3,948
Security Description	Shares	Value
Goldman Sachs Group, Inc.	1,506	$1,523,123
Hamilton Lane, Inc. Class A	242	19,077
Houlihan Lokey, Inc.	291	39,032
Interactive Brokers Group, Inc. Class A	2,253	196,101
Intercontinental Exchange, Inc.	2,890	355,788
Invesco Ltd.	2,225	58,718
Janus Henderson Group PLC	427	22,183
Jefferies Financial Group, Inc.	816	40,784
KKR & Co., Inc.	3,533	324,259
Lazard, Inc.	523	21,935
LPL Financial Holdings, Inc.	424	119,432
MarketAxess Holdings, Inc.	203	23,038
Miami International Holdings, Inc. (a) (b)	167	6,206
Moelis & Co. Class A	353	23,093
Moody's Corp.	767	347,390
Morgan Stanley	6,129	1,281,206
Morningstar, Inc.	113	17,630
MSCI, Inc.	371	207,775
Nasdaq, Inc.	2,281	179,788
Northern Trust Corp.	941	163,583
Oppenheimer Holdings, Inc. Class A	50	5,277
Perella Weinberg Partners (b)	325	5,187
Piper Sandler Cos.	372	26,910
PJT Partners, Inc. Class A (b)	119	17,962
Raymond James Financial, Inc.	800	121,624
Ridgepost Capital, Inc. Class A (b)	283	2,227
Robinhood Markets, Inc. Class A (a)	4,034	404,530
S&P Global, Inc.	1,549	630,846
SEI Investments Co.	431	37,803
State Street Corp. (c)	1,408	238,797
StepStone Group, Inc. Class A	372	15,386
Stifel Financial Corp.	797	55,607
StoneX Group, Inc. (a)	340	40,290
T. Rowe Price Group, Inc.	1,073	121,989
TPG, Inc.	705	28,588
Tradeweb Markets, Inc. Class A	583	58,102
Twenty One Capital, Inc. Class A (a) (b)	2,225	11,014
Victory Capital Holdings, Inc. Class A	271	22,780
Virtu Financial, Inc. Class A	420	25,019
Virtus Investment Partners, Inc.	43	6,171
WisdomTree, Inc. (b)	729	12,349
		10,757,639
CHEMICALS — 0.7%
AdvanSix, Inc.	191	3,797
Air Products & Chemicals, Inc.	1,129	331,000
Albemarle Corp.	596	80,478
Ashland, Inc.	290	19,108
ASP Isotopes, Inc. (a) (b)	414	2,575
Aspen Aerogels, Inc. (a)	374	2,371
Avient Corp.	543	20,069
Axalta Coating Systems Ltd. (a)	1,157	39,593
Balchem Corp.	170	28,722
See accompanying notes to financial statements.
6

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Cabot Corp.	259	$23,522
Celanese Corp.	525	24,150
CF Industries Holdings, Inc.	771	83,468
Chemours Co.	882	18,099
Corteva, Inc.	3,382	286,422
Dow, Inc.	3,640	99,590
DuPont de Nemours, Inc.	679	92,100
Eastman Chemical Co.	540	36,169
Ecolab, Inc.	1,282	357,178
Ecovyst, Inc. (a)	616	7,669
Element Solutions, Inc.	1,172	55,963
Flotek Industries, Inc. (a) (b)	156	3,669
FMC Corp. (b)	740	8,510
Hawkins, Inc.	115	16,342
HB Fuller Co.	320	18,653
Huntsman Corp.	973	10,333
Ingevity Corp. (a)	226	16,875
Innospec, Inc.	149	12,127
International Flavors & Fragrances, Inc.	1,335	105,759
Intrepid Potash, Inc. (a)	111	3,639
Koppers Holdings, Inc.	124	5,568
Linde PLC	2,355	1,222,104
LSB Industries, Inc. (a)	392	4,238
LyondellBasell Industries NV Class A	1,360	71,604
Mativ Holdings, Inc.	336	2,544
Minerals Technologies, Inc.	117	8,655
Mosaic Co.	1,502	31,827
NewMarket Corp.	37	29,276
Olin Corp.	691	13,696
Orion SA	346	2,294
Perimeter Solutions, Inc. (a)	833	29,696
PPG Industries, Inc.	1,111	134,753
PureCycle Technologies, Inc. (a) (b)	819	6,642
Quaker Chemical Corp.	82	13,027
Rayonier Advanced Materials, Inc. (a)	700	5,502
RPM International, Inc.	660	73,359
Scotts Miracle-Gro Co.	185	12,600
Sensient Technologies Corp.	218	26,877
Sherwin-Williams Co.	1,163	400,444
Solstice Advanced Materials, Inc.	835	73,981
Stepan Co.	127	7,076
Tronox Holdings PLC	704	4,435
Westlake Corp.	201	14,673
		4,002,821
COMMERCIAL SERVICES & SUPPLIES — 0.3%
ABM Industries, Inc.	242	10,706
ACV Auctions, Inc. Class A (a)	902	6,485
Brady Corp. Class A	196	17,948
BrightView Holdings, Inc. (a)	340	4,818
Brink's Co.	227	21,449
Casella Waste Systems, Inc. Class A (a)	324	31,418
Cimpress PLC (a)	91	9,255
Security Description	Shares	Value
Cintas Corp.	1,731	$294,409
Clean Harbors, Inc. (a)	251	74,986
Copart, Inc. (a)	4,440	125,164
CoreCivic, Inc. (a)	524	15,919
Deluxe Corp.	255	6,089
Ennis, Inc.	217	4,611
Enviri Corp. (a)	208	4,566
GEO Group, Inc. (a)	609	17,996
Healthcare Services Group, Inc. (a)	466	11,445
HNI Corp.	284	11,476
Interface, Inc.	350	12,544
Liquidity Services, Inc. (a)	153	5,985
Millerknoll, Inc.	427	8,736
MSA Safety, Inc.	203	35,440
Onterris, Inc. (a)	235	4,749
OPENLANE, Inc. (a)	516	21,280
Pitney Bowes, Inc.	741	12,982
Quad/Graphics, Inc. (b)	427	3,600
RB Global, Inc. (b)	953	110,977
Republic Services, Inc.	1,022	217,768
Rollins, Inc.	1,505	62,819
Tetra Tech, Inc.	1,355	39,146
UniFirst Corp.	74	19,570
Veralto Corp.	1,254	111,205
Vestis Corp. (a)	691	10,033
Waste Management, Inc.	1,888	420,798
		1,766,372
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN Holdings, Inc. (a) (b)	508	7,061
Applied Optoelectronics, Inc. (a)	401	59,412
Arista Networks, Inc. (a)	5,266	894,588
Calix, Inc. (a)	355	13,249
Ciena Corp. (a)	719	352,713
Cisco Systems, Inc.	20,156	2,367,524
Clearfield, Inc. (a) (b)	107	4,257
Digi International, Inc. (a)	223	16,714
Extreme Networks, Inc. (a)	672	21,753
F5, Inc. (a)	281	116,885
Harmonic, Inc. (a)	696	11,366
Lumentum Holdings, Inc. (a)	396	339,792
Motorola Solutions, Inc.	847	351,751
NETGEAR, Inc. (a)	208	4,857
NetScout Systems, Inc. (a)	375	16,331
Ondas, Inc. (a) (b)	2,744	22,610
Ribbon Communications, Inc. (a)	775	1,813
Ubiquiti, Inc.	19	10,146
Viasat, Inc. (a)	748	67,178
Viavi Solutions, Inc. (a)	1,136	54,244
Vistance Networks, Inc. (a)	992	12,678
		4,746,922
CONSTRUCTION & ENGINEERING — 0.3%
AECOM	620	43,276
AIAI Holdings Corp. Class A (a) (b)	271	3,770
Ameresco, Inc. Class A (a) (b)	202	5,575
API Group Corp. (a)	2,041	86,436
See accompanying notes to financial statements.
7

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Arcosa, Inc.	242	$35,160
Argan, Inc.	68	54,301
Bowman Consulting Group Ltd. (a)	114	3,329
Cardinal Infrastructure Group, Inc. Class A (a)	61	5,746
Centuri Holdings, Inc. (a)	444	13,427
Comfort Systems USA, Inc.	178	352,787
Construction Partners, Inc. Class A (a)	260	30,880
Dycom Industries, Inc. (a)	159	80,389
EMCOR Group, Inc.	226	187,553
Everus Construction Group, Inc. (a)	268	44,475
Fluor Corp. (a)	745	39,031
Granite Construction, Inc.	208	32,881
IES Holdings, Inc. (a) (b)	50	36,733
Legence Corp. Class A (a)	284	24,205
Limbach Holdings, Inc. (a)	61	4,697
MasTec, Inc. (a)	314	130,643
Matrix Service Co. (a)	231	3,165
MYR Group, Inc. (a)	74	37,030
NWPX Infrastructure, Inc. (a)	67	10,046
Orion Group Holdings, Inc. (a)	350	5,887
Primoris Services Corp.	252	24,978
Quanta Services, Inc.	768	552,991
Solv Energy, Inc. Class A (a)	125	4,256
Sterling Infrastructure, Inc. (a)	156	130,940
Tutor Perini Corp.	265	21,987
Valmont Industries, Inc.	94	54,294
WillScot Holdings Corp.	847	24,444
		2,085,312
CONSTRUCTION MATERIALS — 0.2%
Amrize Ltd. (a)	2,630	140,179
CRH PLC	3,411	364,977
Eagle Materials, Inc.	146	32,850
Knife River Corp. (a)	272	22,753
Martin Marietta Materials, Inc.	308	177,624
Suncrete, Inc. Class A (a)	191	4,303
U.S. Lime & Minerals, Inc.	65	6,803
Vulcan Materials Co.	676	199,427
		948,916
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	1,378	63,319
American Express Co.	2,724	921,393
Bread Financial Holdings, Inc.	190	20,586
Capital One Financial Corp.	3,178	637,570
Credit Acceptance Corp. (a) (b)	30	19,102
Dave, Inc. (a)	44	16,394
Encore Capital Group, Inc. (a)	110	10,262
Enova International, Inc. (a)	128	30,813
EZCORP, Inc. Class A (a)	342	11,823
Figure Technology Solutions, Inc. Class A (a)	197	6,050
FirstCash Holdings, Inc.	211	45,644
Green Dot Corp. Class A (a) (b)	416	5,620
Happen, Inc. (a)	675	14,000
Security Description	Shares	Value
LendingTree, Inc. (a)	70	$3,100
Nelnet, Inc. Class A	85	11,333
NerdWallet, Inc. Class A (a) (b)	246	2,276
OneMain Holdings, Inc.	596	36,338
PRA Group, Inc. (a)	251	4,766
PROG Holdings, Inc.	255	11,886
SLM Corp.	972	25,214
SoFi Technologies, Inc. (a) (b)	6,535	117,173
Synchrony Financial	1,690	128,524
Upstart Holdings, Inc. (a) (b)	460	16,298
World Acceptance Corp. (a) (b)	26	5,820
		2,165,304
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Albertsons Cos., Inc. Class A	1,618	21,892
Andersons, Inc.	193	13,201
BJ's Wholesale Club Holdings, Inc. (a)	651	56,780
Casey's General Stores, Inc.	187	148,626
Chefs' Warehouse, Inc. (a) (b)	210	20,181
Costco Wholesale Corp.	2,265	2,118,840
Dollar General Corp.	1,112	128,002
Dollar Tree, Inc. (a)	912	110,306
Grocery Outlet Holding Corp. (a)	594	5,928
Ingles Markets, Inc. Class A	91	8,061
Kroger Co.	2,877	159,760
Maplebear, Inc. (a)	804	38,069
Natural Grocers by Vitamin Cottage, Inc. Class C	87	2,699
Performance Food Group Co. (a)	784	87,643
PriceSmart, Inc.	150	29,301
Sprouts Farmers Market, Inc. (a)	515	43,559
Sysco Corp.	2,420	202,264
Target Corp.	2,308	301,448
U.S. Foods Holding Corp. (a)	1,112	113,702
United Natural Foods, Inc. (a)	368	16,807
Weis Markets, Inc.	92	7,204
Walmart, Inc.	22,385	2,535,325
		6,169,598
CONTAINERS & PACKAGING — 0.1%
Amcor PLC (b)	2,402	104,127
AptarGroup, Inc.	338	42,318
Avery Dennison Corp.	376	61,044
Ball Corp.	1,329	82,929
Crown Holdings, Inc.	568	63,514
Graphic Packaging Holding Co.	1,340	14,164
Greif, Inc. Class A	122	9,088
International Paper Co.	2,706	103,098
Myers Industries, Inc.	275	9,710
O-I Glass, Inc. (a)	943	9,081
Packaging Corp. of America	450	107,226
Ranpak Holdings Corp. (a)	438	3,202
Silgan Holdings, Inc.	483	22,406
Smurfit Westrock PLC	2,670	123,514
Sonoco Products Co. (b)	456	25,696
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
TriMas Corp.	93	$4,188
		785,305
DISTRIBUTORS — 0.0% *
Genuine Parts Co.	690	81,406
GigaCloud Technology, Inc. Class A (a)	205	6,478
Gold.com, Inc.	138	5,742
LKQ Corp.	1,379	36,309
Pool Corp.	153	32,880
Weyco Group, Inc.	85	3,343
		166,158
DIVERSIFIED CONSUMER SERVICES — 0.1%
ADT, Inc.	2,088	13,572
American Public Education, Inc. (a)	47	2,524
Bright Horizons Family Solutions, Inc. (a)	272	19,279
Carriage Services, Inc.	81	3,106
Coursera, Inc. (a)	1,279	7,214
Covista, Inc. (a)	190	23,685
Driven Brands Holdings, Inc. (a) (b)	309	4,307
Duolingo, Inc. (a)	223	25,650
Frontdoor, Inc. (a)	390	30,260
Graham Holdings Co. Class B	15	17,121
Grand Canyon Education, Inc. (a)	139	19,892
H&R Block, Inc.	685	26,085
Laureate Education, Inc. (a)	598	21,719
Liberty Live Holdings, Inc. Class C (a)	277	29,262
Lincoln Educational Services Corp. (a)	213	10,629
Matthews International Corp. Class A (b)	199	5,357
OneSpaWorld Holdings Ltd.	646	18,243
Perdoceo Education Corp.	369	11,808
Service Corp. International	713	54,160
Strategic Education, Inc.	142	10,880
Stride, Inc. (a) (b)	211	18,197
Universal Technical Institute, Inc. (a)	274	11,719
		384,669
DIVERSIFIED REITs — 0.0% *
American Assets Trust, Inc. REIT	303	7,481
Broadstone Net Lease, Inc. REIT	841	17,383
CTO Realty Growth, Inc. REIT	153	3,291
Essential Properties Realty Trust, Inc. REIT	1,152	34,387
Gladstone Commercial Corp. REIT (b)	246	3,026
Global Net Lease, Inc. REIT	1,294	11,568
WP Carey, Inc. REIT	1,085	77,578
		154,714
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Anterix, Inc. (a)	123	12,662
AST SpaceMobile, Inc. (a) (b)	1,360	120,850
AT&T, Inc.	35,379	732,345
Security Description	Shares	Value
Bandwidth, Inc. Class A (a)	167	$10,571
Cogent Communications Holdings, Inc.	255	3,539
Comcast Corp. Class A	18,086	444,011
Globalstar, Inc. (a)	230	18,697
IDT Corp. Class B	122	7,095
Iridium Communications, Inc.	556	30,497
Liberty Capital Corp. (a) (b)	19	416
Liberty Capital Corp. Class C (a)	186	4,010
Liberty Global Ltd. Class A (a)	1,749	19,886
Liberty Latin America Ltd. Class C (a)	652	5,079
Lumen Technologies, Inc. (a)	5,223	40,113
Shenandoah Telecommunications Co.	347	5,233
Space Exploration Technologies Corp. Class A (a)	3,010	514,288
Uniti Group, Inc.	902	10,346
Verizon Communications, Inc.	21,267	900,445
		2,880,083
ELECTRIC UTILITIES — 0.8%
Alliant Energy Corp.	1,306	99,635
American Electric Power Co., Inc.	2,768	378,690
Constellation Energy Corp.	1,630	404,843
Duke Energy Corp.	4,015	508,219
Edison International	1,946	144,880
Entergy Corp.	2,318	266,246
Evergy, Inc.	1,141	98,617
Eversource Energy	1,909	137,963
Exelon Corp.	5,210	242,890
FirstEnergy Corp.	2,616	124,365
Genie Energy Ltd. Class B	192	2,774
Hawaiian Electric Industries, Inc. (a) (b)	1,028	13,909
IDACORP, Inc. (b)	280	42,364
MGE Energy, Inc.	220	17,939
NextEra Energy, Inc.	10,648	934,575
NRG Energy, Inc.	1,073	156,722
OGE Energy Corp.	1,134	55,181
Oklo, Inc. (a) (b)	730	38,201
Otter Tail Corp.	249	22,405
PG&E Corp.	11,181	188,064
Pinnacle West Capital Corp.	593	63,451
Portland General Electric Co.	598	30,994
PPL Corp.	3,744	136,094
Southern Co.	5,778	553,012
TXNM Energy, Inc.	490	27,822
Xcel Energy, Inc.	3,166	254,230
		4,944,085
ELECTRICAL EQUIPMENT — 0.9%
Acuity, Inc.	161	60,642
Allient, Inc.	78	8,029
American Superconductor Corp. (a)	231	9,589
AMETEK, Inc.	1,174	284,038
Amprius Technologies, Inc. (a)	739	10,243
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Array Technologies, Inc. (a) (b)	891	$6,602
Atkore, Inc.	210	15,968
Babcock & Wilcox Enterprises, Inc. (a)	683	9,630
Bloom Energy Corp. Class A (a)	1,335	404,105
Eaton Corp. PLC	1,984	845,422
Emerson Electric Co.	2,862	409,695
Energy Vault Holdings, Inc. (a) (b)	655	3,085
EnerSys	180	42,088
Enovix Corp. (a) (b)	1,044	6,337
Eos Energy Enterprises, Inc. (a) (b)	1,669	9,814
ESS Tech, Inc. (a)	971	922
Fluence Energy, Inc. (a) (b)	377	7,495
Forgent Power Solutions, Inc. (a)	656	36,644
FuelCell Energy, Inc. (a)	265	9,543
GE Vernova, Inc.	1,371	1,610,733
Generac Holdings, Inc. (a)	299	87,550
GrafTech International Ltd. (a)	139	822
Hubbell, Inc.	266	139,171
Hyliion Holdings Corp. (a) (b)	965	5,028
LSI Industries, Inc.	181	4,811
NANO Nuclear Energy, Inc. (a)	124	2,621
Nextpower, Inc. Class A (a) (b)	755	89,951
NuScale Power Corp. (a) (b)	767	7,693
nVent Electric PLC	853	144,677
Plug Power, Inc. (a) (b)	7,884	21,366
Powell Industries, Inc. (b)	154	44,099
Preformed Line Products Co.	14	5,748
Regal Rexnord Corp.	339	80,746
Rockwell Automation, Inc.	568	281,205
Sensata Technologies Holding PLC	775	36,999
SES AI Corp. (a) (b)	2,308	2,216
Shoals Technologies Group, Inc. Class A (a)	1,031	10,207
Sunrun, Inc. (a)	1,346	18,009
T1 Energy, Inc. (a) (b)	1,093	10,362
Vertiv Holdings Co. Class A	1,958	655,578
Vicor Corp. (a)	121	45,953
X-Energy, Inc. (a) (b)	237	4,351
		5,489,787
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Advanced Energy Industries, Inc.	191	71,218
Aeva Technologies, Inc. (a)	168	4,825
Amphenol Corp. Class A	6,278	1,106,937
Arlo Technologies, Inc. (a)	604	8,142
Arrow Electronics, Inc. (a)	244	52,072
Avnet, Inc.	430	38,193
Badger Meter, Inc. (b)	133	19,735
Bel Fuse, Inc. Class B	58	19,316
Belden, Inc.	188	22,543
Benchmark Electronics, Inc.	220	21,707
CDW Corp.	648	91,135
Climb Global Solutions, Inc.	96	2,228
Cognex Corp.	854	61,847
Coherent Corp. (a)	997	393,287
Security Description	Shares	Value
Corning, Inc.	3,994	$1,020,187
Crane NXT Co.	296	15,143
CTS Corp.	187	12,191
Daktronics, Inc. (a)	242	4,734
ePlus, Inc.	158	13,150
Evolv Technologies Holdings, Inc. (a)	595	3,451
Fabrinet (a)	182	102,299
Flex Ltd. (a)	1,869	302,909
Insight Enterprises, Inc. (a)	152	18,514
IPG Photonics Corp. (a) (b)	113	13,257
Itron, Inc. (a)	265	22,930
Jabil, Inc.	535	206,232
Keysight Technologies, Inc. (a)	871	304,911
Kimball Electronics, Inc. (a)	185	4,736
Knowles Corp. (a)	348	14,435
LightPath Technologies, Inc. Class A (a)	334	5,461
Lightwave Logic, Inc. (a) (b)	766	7,246
Littelfuse, Inc.	129	58,738
Methode Electronics, Inc.	324	6,146
MicroVision, Inc. (a) (b)	4,029	1,317
Mirion Technologies, Inc. (a) (b)	1,139	20,422
Napco Security Technologies, Inc.	218	8,280
nLight, Inc. (a)	322	22,418
Novanta, Inc. (a) (b)	174	28,230
OSI Systems, Inc. (a) (b)	94	20,558
Ouster, Inc. (a) (b)	333	20,819
PC Connection, Inc.	78	5,693
Plexus Corp. (a)	128	38,486
Powerfleet, Inc. (a) (b)	593	2,271
Ralliant Corp.	605	44,546
Rogers Corp. (a)	104	17,028
Sanmina Corp. (a)	295	74,659
ScanSource, Inc. (a)	134	6,980
SmartRent, Inc. (a)	2,027	2,412
Stem, Inc. (a) (b)	63	492
TD SYNNEX Corp.	374	99,985
TE Connectivity PLC	1,487	299,794
Teledyne Technologies, Inc. (a)	236	157,388
TTM Technologies, Inc. (a)	527	98,560
Unusual Machines, Inc. (a) (b)	154	3,434
Vishay Intertechnology, Inc.	671	36,086
Vishay Precision Group, Inc. (a)	85	12,742
Vontier Corp.	759	22,011
Vuzix Corp. (a)	400	1,160
Zebra Technologies Corp. Class A (a)	235	61,866
		5,157,492
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	883	35,947
Atlas Energy Solutions, Inc. (b)	371	6,162
Baker Hughes Co.	5,058	280,719
Bristow Group, Inc.	153	6,322
Cactus, Inc. Class A	400	20,492
Core Laboratories, Inc. (b)	310	3,612
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Expro Group Holdings NV (a) (b)	656	$9,689
Flowco Holdings, Inc. Class A	181	3,863
Forum Energy Technologies, Inc. (a)	116	5,827
Halliburton Co.	4,214	143,065
Helix Energy Solutions Group, Inc. (a)	857	7,490
Helmerich & Payne, Inc.	591	19,349
Innovex International, Inc. (a)	238	5,902
Kodiak Gas Services, Inc.	503	37,790
Liberty Energy, Inc.	850	22,261
Nabors Industries Ltd. (a)	62	5,209
National Energy Services Reunited Corp. (a)	316	9,458
Natural Gas Services Group, Inc.	117	5,047
Noble Corp. PLC (b)	692	25,812
NOV, Inc.	1,773	32,889
Oceaneering International, Inc. (a)	460	18,639
Patterson-UTI Energy, Inc.	1,580	14,504
ProPetro Holding Corp. (a)	552	7,916
Ranger Energy Services, Inc. Class A	190	3,042
Seadrill Ltd. (a)	372	14,069
Select Water Solutions, Inc.	572	11,429
SLB Ltd.	7,618	354,161
Solaris Energy Infrastructure, Inc.	262	21,081
TechnipFMC PLC	1,990	131,937
TETRA Technologies, Inc. (a)	815	9,234
Tidewater, Inc. (a) (b)	194	12,926
Transocean Ltd. (a)	5,941	29,051
Valaris Ltd. (a)	298	21,635
Weatherford International PLC	366	29,829
		1,366,358
ENTERTAINMENT — 0.7%
AMC Entertainment Holdings, Inc. Class A (a)	3,793	7,207
Atlanta Braves Holdings, Inc. Class A (a) (b)	91	5,124
Atlanta Braves Holdings, Inc. Class C (a)	166	8,615
Cinemark Holdings, Inc.	459	14,564
Electronic Arts, Inc.	1,140	233,746
Liberty Live Holdings, Inc. Class A (a)	68	6,886
Liberty Media Corp.-Liberty Formula One Class A (a) (b)	61	5,340
Liberty Media Corp.-Liberty Formula One Class C (a)	1,202	114,358
Lionsgate Studios Corp. (a) (b)	1,367	20,929
Live Nation Entertainment, Inc. (a)	803	147,037
Madison Square Garden Entertainment Corp. (a)	238	19,252
Madison Square Garden Sports Corp. (a)	99	39,782
Marcus Corp.	166	3,894
Netflix, Inc. (a)	21,488	1,534,243
Playtika Holding Corp.	373	1,388
Security Description	Shares	Value
Reading International, Inc. Class A (a)	1,858	$2,378
ROBLOX Corp. Class A (a)	3,423	186,143
Roku, Inc. (a)	662	91,449
Sphere Entertainment Co. (a) (b)	140	24,224
Starz Entertainment Corp. (a)	84	2,424
Stubhub Holdings, Inc. Class A (a) (b)	348	4,479
Take-Two Interactive Software, Inc. (a)	885	221,232
TKO Group Holdings, Inc.	318	64,017
Walt Disney Co.	8,865	853,256
Warner Bros Discovery, Inc. (a)	12,635	336,849
Warner Music Group Corp. Class A	829	22,441
		3,971,257
FINANCIAL SERVICES — 1.9%
Affirm Holdings, Inc. (a)	1,499	122,243
Alerus Financial Corp.	171	5,318
Apollo Global Management, Inc.	2,353	278,383
Berkshire Hathaway, Inc. Class B (a)	9,361	4,684,151
Block, Inc. (a)	2,721	206,796
Cannae Holdings, Inc.	355	5,112
Cass Information Systems, Inc.	88	4,516
Chime Financial, Inc. Class A (a)	188	3,850
Corebridge Financial, Inc.	1,297	37,133
Corpay, Inc. (a)	332	110,646
Enact Holdings, Inc.	162	7,405
Equitable Holdings, Inc.	1,423	62,441
Essent Group Ltd.	458	29,440
Euronet Worldwide, Inc. (a)	150	10,979
EVERTEC, Inc.	393	10,918
Federal Agricultural Mortgage Corp. Class A	3	431
Fidelity National Information Services, Inc.	2,597	100,971
Fiserv, Inc. (a)	2,671	131,013
Flywire Corp. (a)	673	11,825
Global Payments, Inc.	1,233	89,467
HA Sustainable Infrastructure Capital, Inc. (b)	693	27,062
Jack Henry & Associates, Inc.	339	46,694
Jackson Financial, Inc. Class A	337	34,505
Marqeta, Inc. Class A (a)	2,507	10,178
Mastercard, Inc. Class A	4,115	2,113,464
Merchants Bancorp (b)	166	8,300
MGIC Investment Corp.	1,065	30,033
NCR Atleos Corp. (a)	306	13,283
NMI Holdings, Inc. (a)	471	19,353
Paymentus Holdings, Inc. Class A (a)	412	9,954
Payoneer Global, Inc. (a)	1,498	10,666
PayPal Holdings, Inc.	4,466	192,842
PennyMac Financial Services, Inc.	188	16,375
Radian Group, Inc.	744	28,026
Remitly Global, Inc. (a)	887	19,878
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Repay Holdings Corp. (a) (b)	497	$2,087
Rocket Cos., Inc. Class A (a)	4,914	77,396
Sezzle, Inc. (a) (b)	90	15,447
Shift4 Payments, Inc. Class A (a) (b)	253	12,306
Toast, Inc. Class A (a)	2,542	70,718
UWM Holdings Corp. (b)	697	1,596
Visa, Inc. Class A	8,471	2,906,315
Voya Financial, Inc.	493	44,631
Walker & Dunlop, Inc.	191	10,448
Waterstone Financial, Inc.	197	4,084
Western Union Co. (b)	1,581	12,174
WEX, Inc. (a)	186	26,243
		11,677,096
FOOD PRODUCTS — 0.3%
Archer-Daniels-Midland Co.	2,454	187,486
B&G Foods, Inc. (b)	525	2,090
Beyond Meat, Inc. (a) (b)	615	461
Bunge Global SA	713	76,099
Cal-Maine Foods, Inc.	216	17,401
Campbell's Co. (b)	916	20,399
Conagra Brands, Inc.	2,453	33,017
Darling Ingredients, Inc. (a)	753	41,129
Del Monte Corp.	232	6,475
Flowers Foods, Inc. (b)	705	5,570
Freshpet, Inc. (a)	286	16,908
General Mills, Inc.	2,700	93,960
Hain Celestial Group, Inc. (a)	623	349
Hershey Co.	787	138,079
Hormel Foods Corp.	1,367	33,929
Ingredion, Inc.	259	24,530
J&J Snack Foods Corp.	92	6,757
J.M. Smucker Co.	533	59,963
John B Sanfilippo & Son, Inc.	60	5,159
Kraft Heinz Co.	4,415	104,282
Lamb Weston Holdings, Inc.	684	29,535
Limoneira Co.	113	1,484
Mama's Creations, Inc. (a)	360	6,426
Marzetti Co.	114	13,014
McCormick & Co., Inc.	1,352	68,168
Mission Produce, Inc. (a) (b)	386	4,551
Mondelez International, Inc. Class A	6,569	379,951
Pilgrim's Pride Corp.	250	7,028
Post Holdings, Inc. (a)	215	18,976
Seaboard Corp.	1	4,464
Seneca Foods Corp. Class B (a) (b)	2	347
Simply Good Foods Co. (a)	546	7,251
Tootsie Roll Industries, Inc.	188	7,435
Tyson Foods, Inc. Class A	1,480	84,730
Utz Brands, Inc.	463	3,565
Vital Farms, Inc. (a)	181	2,105
Westrock Coffee Co. (a) (b)	441	3,577
		1,516,650
GAS UTILITIES — 0.1%
Atmos Energy Corp.	811	139,711
Chesapeake Utilities Corp.	137	16,780
Security Description	Shares	Value
MDU Resources Group, Inc.	1,190	$25,240
National Fuel Gas Co.	480	37,061
New Jersey Resources Corp.	579	32,447
Northwest Natural Holding Co.	246	12,069
ONE Gas, Inc.	325	25,048
Southwest Gas Holdings, Inc.	298	26,426
Spire, Inc.	340	26,550
UGI Corp.	1,118	38,616
		379,948
GROUND TRANSPORTATION — 0.5%
ArcBest Corp.	137	19,665
Avis Budget Group, Inc. (a)	100	14,783
CSX Corp.	9,503	451,678
Fedex Freight Holding Co., Inc. (a)	541	81,691
FTAI Infrastructure, Inc. (b)	655	3,039
Heartland Express, Inc.	305	4,642
Hertz Global Holdings, Inc. (a) (b)	817	1,850
JB Hunt Transport Services, Inc.	375	108,536
Knight-Swift Transportation Holdings, Inc.	848	66,034
Landstar System, Inc.	179	37,019
Lyft, Inc. Class A (a)	1,855	27,102
Norfolk Southern Corp.	1,152	362,408
Old Dominion Freight Line, Inc.	930	201,438
RXO, Inc. (a) (b)	824	22,734
Ryder System, Inc.	196	51,699
Saia, Inc. (a)	140	58,962
Schneider National, Inc. Class B	126	4,603
Uber Technologies, Inc. (a)	10,393	749,959
U-Haul Holding Co.	554	31,966
Union Pacific Corp.	3,037	826,064
Universal Logistics Holdings, Inc. (b)	63	932
Werner Enterprises, Inc.	364	15,874
XPO, Inc. (a)	590	121,121
		3,263,799
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Abbott Laboratories	8,885	806,225
Align Technology, Inc. (a)	356	60,043
Alphatec Holdings, Inc. (a)	663	5,735
AngioDynamics, Inc. (a)	446	5,802
Anteris Technologies Global Corp. (a)	454	4,472
Artivion, Inc. (a)	235	5,280
AtriCure, Inc. (a)	296	8,282
Avanos Medical, Inc. (a)	204	5,075
Axogen, Inc. (a)	275	12,702
Baxter International, Inc.	2,807	59,845
Becton Dickinson & Co.	1,396	211,257
Beta Bionics, Inc. (a) (b)	130	2,037
Bioventus, Inc. Class A (a) (b)	266	2,511
Boston Scientific Corp. (a)	7,572	323,173
Butterfly Network, Inc. (a)	1,008	8,487
Cerus Corp. (a)	1,786	5,215
ClearPoint Neuro, Inc. (a) (b)	146	2,605
CONMED Corp.	185	6,055
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Cooper Cos., Inc. (a)	961	$68,913
Delcath Systems, Inc. (a) (b)	136	1,712
Dentsply Sirona, Inc.	1,223	12,976
Dexcom, Inc. (a)	1,956	131,737
Edwards Lifesciences Corp. (a)	2,925	264,595
Embecta Corp.	359	1,170
Enovis Corp. (a)	336	6,955
Envista Holdings Corp. (a)	856	22,556
GE HealthCare Technologies, Inc.	2,296	146,967
Glaukos Corp. (a)	326	45,562
Globus Medical, Inc. Class A (a)	555	43,851
Haemonetics Corp. (a)	246	18,450
Hologic, Inc. (a)	1,156	12
ICU Medical, Inc. (a)	145	21,257
IDEXX Laboratories, Inc. (a)	399	210,050
Inspire Medical Systems, Inc. (a)	177	7,896
Insulet Corp. (a)	340	51,765
Integer Holdings Corp. (a) (b)	199	18,597
Integra LifeSciences Holdings Corp. (a)	406	7,292
Intuitive Surgical, Inc. (a)	1,806	718,210
iRadimed Corp.	59	5,638
IRhythm Holdings, Inc. (a)	188	22,363
Lantheus Holdings, Inc. (a)	341	37,831
LeMaitre Vascular, Inc. (b)	122	11,707
LivaNova PLC (a)	252	20,722
Medline, Inc. Class A (a)	2,043	80,576
Medtronic PLC	6,540	511,624
Merit Medical Systems, Inc. (a)	346	23,992
Microbot Medical, Inc. (a) (b)	904	1,763
Neogen Corp. (a) (b)	1,188	10,680
Novocure Ltd. (a)	593	8,984
Omnicell, Inc. (a)	282	11,709
OraSure Technologies, Inc. (a) (b)	777	3,465
Orthofix Medical, Inc. (a) (b)	265	2,422
OrthoPediatrics Corp. (a)	123	2,353
Outset Medical, Inc. (a)	211	911
Penumbra, Inc. (a)	188	59,361
Procept Biorobotics Corp. (a) (b)	307	6,932
Pulmonx Corp. (a)	500	650
Pulse Biosciences, Inc. (a) (b)	176	4,880
QuidelOrtho Corp. (a) (b)	363	6,358
ResMed, Inc.	732	142,652
RxSight, Inc. (a)	205	988
Senseonics Holdings, Inc. (a) (b)	249	1,414
SI-BONE, Inc. (a)	259	4,227
Solventum Corp. (a)	775	59,791
STAAR Surgical Co. (a) (b)	297	8,521
STERIS PLC	496	104,443
Strive, Inc. Class A (a) (b)	395	4,309
Stryker Corp.	1,759	553,804
Tactile Systems Technology, Inc. (a)	190	5,658
Tandem Diabetes Care, Inc. (a)	394	5,945
Teleflex, Inc.	235	29,789
TransMedics Group, Inc. (a) (b)	198	13,151
UFP Technologies, Inc. (a) (b)	43	11,401
Security Description	Shares	Value
Varex Imaging Corp. (a)	253	$2,639
Zimmer Biomet Holdings, Inc.	973	83,766
		5,202,743
HEALTH CARE PROVIDERS & SERVICES — 1.0%
Acadia Healthcare Co., Inc. (a) (b)	553	16,330
Accendra Health, Inc. (a)	451	1,542
AdaptHealth Corp. (a)	647	6,742
Addus HomeCare Corp. (a)	106	10,650
agilon health, Inc. (a)	67	7,181
Alignment Healthcare, Inc. (a)	817	19,453
AMN Healthcare Services, Inc. (a)	227	7,348
Astrana Health, Inc. (a)	245	11,370
Aveanna Healthcare Holdings, Inc. (a)	517	4,431
BrightSpring Health Services, Inc. (a)	805	56,141
Brookdale Senior Living, Inc. (a)	1,271	20,450
Cardinal Health, Inc.	1,187	281,984
Castle Biosciences, Inc. (a)	171	4,078
Cencora, Inc.	986	279,018
Centene Corp. (a)	2,385	153,093
Chemed Corp.	70	32,602
Cigna Group	1,343	370,238
Clover Health Investments Corp. (a)	2,442	12,796
Community Health Systems, Inc. (a)	787	2,629
Concentra Group Holdings Parent, Inc.	645	19,189
CorVel Corp. (a)	162	10,128
Cross Country Healthcare, Inc. (a)	178	2,351
CVS Health Corp.	6,494	671,804
DaVita, Inc. (a)	172	38,267
Elevance Health, Inc.	1,105	427,337
Encompass Health Corp.	527	53,269
Ensign Group, Inc.	309	49,533
Fulgent Genetics, Inc. (a)	185	3,796
GeneDx Holdings Corp. (a)	119	8,169
Guardant Health, Inc. (a)	663	99,470
Guardian Pharmacy Services, Inc. Class A (a)	200	8,374
HCA Healthcare, Inc.	789	307,623
HealthEquity, Inc. (a)	472	42,631
Henry Schein, Inc. (a)	475	39,672
Hims & Hers Health, Inc. (a)	1,180	40,911
Hinge Health, Inc. Class A (a)	151	12,533
Humana, Inc.	611	242,701
Labcorp Holdings, Inc.	413	115,640
LifeStance Health Group, Inc. (a)	807	8,643
McKesson Corp.	611	461,672
Molina Healthcare, Inc. (a)	262	59,919
Nakamoto, Inc. (a) (b)	61	241
National HealthCare Corp.	74	15,641
NeoGenomics, Inc. (a) (b)	770	11,234
NRC Health (b)	159	3,430
Nutex Health, Inc. (a) (b)	15	2,563
Oncology Institute, Inc. (a) (b)	241	1,309
OPKO Health, Inc. (a) (b)	2,280	3,420
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Option Care Health, Inc. (a)	807	$16,923
PACS Group, Inc. (a)	275	11,726
Pediatrix Medical Group, Inc. (a)	284	7,194
Pennant Group, Inc. (a)	185	6,836
Privia Health Group, Inc. (a)	604	15,541
Progyny, Inc. (a)	469	13,521
Quest Diagnostics, Inc.	576	122,083
RadNet, Inc. (a)	385	23,743
Select Medical Holdings Corp.	374	6,175
Sonida Senior Living, Inc. (a)	142	5,794
Surgery Partners, Inc. (a) (b)	454	7,627
Talkspace, Inc. (a)	971	5,049
Tenet Healthcare Corp. (a)	435	81,380
U.S. Physical Therapy, Inc.	89	6,112
UnitedHealth Group, Inc.	4,631	1,924,783
Universal Health Services, Inc. Class B	270	40,146
Viemed Healthcare, Inc. (a)	348	3,967
		6,358,146
HEALTH CARE REITs — 0.2%
Alexandria Real Estate Equities, Inc. REIT	849	44,870
American Healthcare REIT, Inc. (b)	892	46,518
CareTrust REIT, Inc.	1,293	52,173
Chiron Real Estate, Inc. REIT (b)	80	3,002
Community Healthcare Trust, Inc. REIT	162	2,961
Diversified Healthcare Trust REIT	1,622	15,085
Healthcare Realty Trust, Inc. REIT	1,809	36,487
Healthpeak Properties, Inc. REIT	3,636	77,810
Janus Living, Inc. Class A-1 REIT	339	9,743
LTC Properties, Inc. REIT	269	10,343
Medical Properties Trust, Inc. REIT (b)	2,324	10,737
National Health Investors, Inc. REIT	262	19,980
Omega Healthcare Investors, Inc. REIT	1,511	72,044
Sabra Health Care REIT, Inc.	1,412	27,548
Sila Realty Trust, Inc. REIT	343	10,413
Universal Health Realty Income Trust REIT	91	3,991
Ventas, Inc. REIT	2,476	219,869
Welltower, Inc. REIT	3,609	819,135
		1,482,709
HEALTH CARE TECHNOLOGY — 0.0% *
Certara, Inc. (a)	699	4,578
Claritev Corp. (a) (b)	54	1,842
Doximity, Inc. Class A (a)	779	16,156
Evolent Health, Inc. Class A (a)	654	3,545
GoodRx Holdings, Inc. Class A (a) (b)	708	2,039
HealthStream, Inc.	146	3,978
LifeMD, Inc. (a) (b)	320	1,321
Phreesia, Inc. (a)	341	3,509
Schrodinger, Inc. (a) (b)	351	5,704
Security Description	Shares	Value
Simulations Plus, Inc. (a) (b)	109	$1,996
Teladoc Health, Inc. (a) (b)	1,085	9,201
Veeva Systems, Inc. Class A (a)	759	134,700
Waystar Holding Corp. (a)	509	10,450
		199,019
HOTEL & RESORT REITs — 0.0% *
Apple Hospitality REIT, Inc.	1,296	21,786
DiamondRock Hospitality Co. REIT	1,218	14,835
Host Hotels & Resorts, Inc. REIT	3,121	73,999
Park Hotels & Resorts, Inc. REIT	1,193	17,000
Pebblebrook Hotel Trust REIT (b)	714	13,859
RLJ Lodging Trust REIT	879	10,416
Ryman Hospitality Properties, Inc. REIT	334	42,936
Service Properties Trust REIT	2,439	4,122
Summit Hotel Properties, Inc. REIT (b)	727	5,096
Sunstone Hotel Investors, Inc. REIT	1,147	13,133
Xenia Hotels & Resorts, Inc. REIT	599	12,196
		229,378
HOTELS, RESTAURANTS & LEISURE — 1.0%
Accel Entertainment, Inc. (a)	344	4,338
Airbnb, Inc. Class A (a)	2,131	304,946
Aramark	1,372	78,067
Biglari Holdings, Inc. Class B (a)	6	2,556
BJ's Restaurants, Inc. (a)	136	8,260
Bloomin' Brands, Inc.	481	4,396
Booking Holdings, Inc.	3,955	704,939
Boyd Gaming Corp.	199	17,578
Brinker International, Inc. (a)	202	33,936
Caesars Entertainment, Inc. (a)	1,019	30,753
Carnival Corp. Ltd.	6,676	190,733
Cava Group, Inc. (a)	506	39,711
Cheesecake Factory, Inc.	275	21,873
Chipotle Mexican Grill, Inc. (a)	6,535	222,190
Choice Hotels International, Inc. (b)	86	9,483
Churchill Downs, Inc.	345	30,926
Cracker Barrel Old Country Store, Inc. (b)	133	7,089
Darden Restaurants, Inc.	577	118,868
Dave & Buster's Entertainment, Inc. (a) (b)	189	2,155
Dine Brands Global, Inc. (b)	93	3,339
Domino's Pizza, Inc.	139	41,150
DoorDash, Inc. Class A (a)	1,931	356,327
DraftKings, Inc. Class A (a)	2,448	61,836
Dutch Bros, Inc. Class A (a)	677	48,615
Expedia Group, Inc.	583	149,178
First Watch Restaurant Group, Inc. (a)	254	3,274
Flutter Entertainment PLC (a)	874	89,297
Global Business Travel Group I (a) (b)	466	4,376
Hilton Grand Vacations, Inc. (a)	273	14,297
Hilton Worldwide Holdings, Inc.	1,166	385,316
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hyatt Hotels Corp. Class A	209	$40,513
Inspired Entertainment, Inc. (a)	292	2,409
Jack in the Box, Inc. (a) (b)	123	1,945
Krispy Kreme, Inc. (a)	541	1,910
Kura Sushi USA, Inc. Class A (a) (b)	35	2,015
Las Vegas Sands Corp.	1,465	67,668
Life Time Group Holdings, Inc. (a)	837	34,183
Lindblad Expeditions Holdings, Inc. (a)	232	6,552
Lucky Strike Entertainment Corp. Class C (b)	261	1,952
Marriott International, Inc. Class A	1,119	414,690
Marriott Vacations Worldwide Corp. (b)	133	13,550
McDonald's Corp.	3,635	982,577
MGM Resorts International (a)	966	46,184
Monarch Casino & Resort, Inc.	74	9,739
Norwegian Cruise Line Holdings Ltd. (a)	2,521	53,218
Papa John's International, Inc. (b)	194	7,133
Penn Entertainment, Inc. (a)	625	13,350
Planet Fitness, Inc. Class A (a)	367	19,146
Portillo's, Inc. Class A (a) (b)	412	1,953
Pursuit Attractions & Hospitality, Inc. (a)	137	7,668
RCI Hospitality Holdings, Inc. (b)	61	1,667
Red Rock Resorts, Inc. Class A	204	13,272
Royal Caribbean Cruises Ltd.	1,273	404,216
Rush Street Interactive, Inc. (a)	463	13,770
Sabre Corp. (a) (b)	2,357	4,926
Serve Robotics, Inc. (a) (b)	374	2,461
Shake Shack, Inc. Class A (a)	237	13,277
Sharplink, Inc. (a) (b)	980	4,704
Six Flags Entertainment Corp. (a) (b)	557	11,864
Starbucks Corp.	5,823	595,052
Sweetgreen, Inc. Class A (a)	602	5,304
Target Hospitality Corp. (a)	152	3,095
Texas Roadhouse, Inc.	330	63,766
Travel & Leisure Co.	304	23,235
United Parks & Resorts, Inc. (a) (b)	177	8,450
Vail Resorts, Inc. (b)	161	21,920
Wendy's Co. (b)	1,020	8,456
Wingstop, Inc.	159	27,572
Wyndham Hotels & Resorts, Inc.	395	33,263
Wynn Resorts Ltd.	428	41,554
Xponential Fitness, Inc. Class A (a)	192	1,329
Yum! Brands, Inc.	1,411	225,562
		6,246,872
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	41	25,189
Century Communities, Inc.	89	6,378
Champion Homes, Inc. (a)	315	27,758
Cricut, Inc. Class A (b)	225	988
Dr. Horton, Inc.	1,350	219,888
Ethan Allen Interiors, Inc.	139	3,105
Security Description	Shares	Value
Garmin Ltd.	840	$199,534
Green Brick Partners, Inc. (a)	186	14,887
Helen of Troy Ltd. (a)	137	3,983
Hovnanian Enterprises, Inc. Class A (a)	27	3,845
Installed Building Products, Inc.	111	25,512
KB Home	298	18,652
La-Z-Boy, Inc.	257	10,311
Legacy Housing Corp. (a)	119	3,126
Leggett & Platt, Inc.	900	10,539
Lennar Corp. Class A	1,150	104,063
LGI Homes, Inc. (a)	126	8,024
Lovesac Co. (a) (b)	94	1,569
M/I Homes, Inc. (a)	124	19,938
Meritage Homes Corp.	336	28,174
Mohawk Industries, Inc. (a)	252	30,575
Newell Brands, Inc.	2,506	15,387
NVR, Inc. (a)	13	88,574
PulteGroup, Inc.	987	135,426
SharkNinja, Inc. (a)	359	54,665
Somnigroup International, Inc.	1,085	85,064
Sonos, Inc. (a)	736	9,958
Taylor Morrison Home Corp. (a)	432	30,992
Toll Brothers, Inc.	494	81,386
TopBuild Corp. (a)	155	54,952
Whirlpool Corp. (b)	326	12,851
		1,335,293
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. Class A (a)	388	15,043
Church & Dwight Co., Inc.	1,178	114,125
Clorox Co.	617	58,886
Colgate-Palmolive Co.	4,037	370,112
Energizer Holdings, Inc.	393	8,426
Kimberly-Clark Corp. (b)	1,660	182,218
Oil-Dri Corp. of America	88	8,994
Procter & Gamble Co.	11,879	1,741,937
Reynolds Consumer Products, Inc.	346	9,290
Spectrum Brands Holdings, Inc.	96	8,232
WD-40 Co.	81	19,735
		2,536,998
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	3,415	50,064
Clearway Energy, Inc. Class C	705	24,097
Fervo Energy Co. Class A (a)	389	11,370
Hallador Energy Co. (a)	233	4,052
Ormat Technologies, Inc.	297	32,343
Talen Energy Corp. (a)	231	88,764
Vistra Corp.	1,620	256,981
		467,671
INDUSTRIAL CONGLOMERATES — 0.1%
3M Co.	2,656	430,033
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	1,686	$377,495
		807,528
INDUSTRIAL REITs — 0.2%
Americold Realty Trust, Inc. REIT	1,574	24,743
EastGroup Properties, Inc. REIT	261	52,860
First Industrial Realty Trust, Inc. REIT	674	41,323
Industrial Logistics Properties Trust REIT	136	1,206
Innovative Industrial Properties, Inc. REIT (b)	166	10,289
Lineage, Inc. REIT (b)	363	15,700
LXP Industrial Trust REIT	338	18,211
Prologis, Inc. REIT	4,769	646,056
Rexford Industrial Realty, Inc. REIT	1,120	37,520
STAG Industrial, Inc. REIT	925	35,206
Terreno Realty Corp. REIT	571	36,984
		920,098
INSURANCE — 1.0%
Aflac, Inc.	2,329	273,075
Allstate Corp.	1,305	310,512
American Coastal Insurance Corp. Class C	229	2,542
American Financial Group, Inc.	363	50,798
American International Group, Inc.	2,689	200,411
AMERISAFE, Inc.	125	4,229
Aon PLC Class A	1,087	360,547
Arch Capital Group Ltd. (a)	1,725	167,428
Arthur J Gallagher & Co.	1,311	300,966
Assurant, Inc.	260	69,818
Assured Guaranty Ltd.	174	13,948
Axis Capital Holdings Ltd.	399	42,869
Baldwin Insurance Group, Inc. (a)	401	10,659
Bowhead Specialty Holdings, Inc. (a)	87	2,604
Brighthouse Financial, Inc. (a)	288	18,230
Brown & Brown, Inc.	1,488	95,455
Chubb Ltd.	1,843	627,984
Cincinnati Financial Corp.	784	145,150
CNA Financial Corp. (b)	200	9,722
CNO Financial Group, Inc.	414	21,106
Crawford & Co. Class A	259	2,919
Donegal Group, Inc. Class B (b)	197	4,291
Employers Holdings, Inc.	161	8,127
Erie Indemnity Co. Class A (b)	148	35,483
Everest Group Ltd.	196	70,017
F&G Annuities & Life, Inc. (b)	203	5,398
Fidelity National Financial, Inc.	1,269	59,846
First American Financial Corp.	544	37,313
Genworth Financial, Inc. (a)	2,048	19,395
Globe Life, Inc.	377	67,362
Goosehead Insurance, Inc. Class A (a)	146	7,081
Greenlight Capital Re Ltd. Class A (a)	205	3,317
Security Description	Shares	Value
Hagerty, Inc. Class A (a)	269	$3,206
Hanover Insurance Group, Inc.	185	39,612
Hartford Insurance Group, Inc.	1,370	181,552
HCI Group, Inc.	50	8,763
Heritage Insurance Holdings, Inc. (a)	82	2,139
Hippo Holdings, Inc. (a)	121	3,419
Horace Mann Educators Corp.	241	12,448
Investors Title Co. (b)	11	3,010
Kemper Corp.	363	9,786
Kinsale Capital Group, Inc. (b)	125	41,226
Lemonade, Inc. (a)	327	21,271
Lincoln National Corp.	840	29,694
Loews Corp.	876	99,172
Markel Group, Inc. (a)	66	128,899
Marsh & McLennan Cos., Inc.	2,455	409,175
MBIA, Inc. (a) (b)	456	2,973
Mercury General Corp.	161	17,166
MetLife, Inc.	2,744	232,170
Octave Specialty Group, Inc. (a)	300	1,872
Old Republic International Corp.	1,238	50,659
Oscar Health, Inc. Class A (a)	1,154	32,912
Palomar Holdings, Inc. (a)	160	20,222
Primerica, Inc.	168	47,746
Principal Financial Group, Inc.	999	107,672
Progressive Corp.	2,984	651,855
Prudential Financial, Inc.	1,765	190,496
Reinsurance Group of America, Inc.	327	69,537
RenaissanceRe Holdings Ltd.	210	66,549
RLI Corp.	502	29,653
Root, Inc. Class A (a)	46	2,572
Ryan Specialty Holdings, Inc. (b)	626	23,638
Safety Insurance Group, Inc.	105	7,860
Selective Insurance Group, Inc.	284	27,551
Selectquote, Inc. (a)	647	544
SiriusPoint Ltd. (a)	605	14,520
Skyward Specialty Insurance Group, Inc. (a)	205	11,962
Stewart Information Services Corp.	167	11,025
Tiptree, Inc.	152	2,724
Travelers Cos., Inc.	1,075	354,879
Trupanion, Inc. (a)	199	4,929
TWFG, Inc. (a)	93	2,237
United Fire Group, Inc.	141	7,394
Universal Insurance Holdings, Inc.	169	6,990
Unum Group	734	65,620
W.R. Berkley Corp.	1,482	104,525
White Mountains Insurance Group Ltd.	12	24,881
Willis Towers Watson PLC	478	124,935
		6,362,242
INTERACTIVE MEDIA & SERVICES — 4.2%
Alphabet, Inc. Class A	29,957	10,705,733
Alphabet, Inc. Class C	24,087	8,510,660
Angi, Inc. (a) (b)	222	1,321
Bumble, Inc. Class A (a) (b)	669	2,141
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Cargurus, Inc. (a)	364	$12,409
Cars.com, Inc. (a) (b)	375	4,103
EverQuote, Inc. Class A (a)	170	4,044
fuboTV, Inc. Class A (a) (b)	182	1,674
Grindr, Inc. (a) (b)	202	2,903
Match Group, Inc.	1,244	47,334
MediaAlpha, Inc. Class A (a)	104	1,307
Meta Platforms, Inc. Class A	11,207	6,312,791
Nextdoor Holdings, Inc. (a)	1,271	2,885
People, Inc. (a)	289	13,340
Pinterest, Inc. Class A (a)	2,400	50,472
QuinStreet, Inc. (a)	360	5,274
Reddit, Inc. Class A (a)	659	114,389
RUM Group, Inc. (a) (b)	529	3,354
Shutterstock, Inc.	152	2,120
Snap, Inc. Class A (a)	6,240	27,706
TripAdvisor, Inc. (a) (b)	664	9,103
Trump Media & Technology Group Corp. (a) (b)	539	4,172
Yelp, Inc. (a)	394	9,661
Ziff Davis, Inc. (a)	145	7,594
ZipRecruiter, Inc. Class A (a) (b)	515	1,931
ZoomInfo Technologies, Inc. (a)	1,535	4,498
		25,862,919
IT SERVICES — 0.6%
Accenture PLC Class A	3,130	389,497
Akamai Technologies, Inc. (a)	719	84,993
Applied Digital Corp. (a)	1,354	50,504
Backblaze, Inc. Class A (a)	475	7,534
BigBear.ai Holdings, Inc. (a) (b)	2,384	8,749
Cloudflare, Inc. Class A (a)	1,630	399,807
Cognizant Technology Solutions Corp. Class A	2,393	92,681
CoreWeave, Inc. Class A (a)	1,325	131,891
DigitalOcean Holdings, Inc. (a)	413	64,853
DXC Technology Co. (a)	1,085	9,602
EPAM Systems, Inc. (a) (b)	296	23,488
Everforth, Inc. (a)	267	4,771
Fastly, Inc. Class A (a)	801	14,706
Gartner, Inc. (a)	365	47,311
GoDaddy, Inc. Class A (a)	702	59,586
Grid Dynamics Holdings, Inc. (a) (b)	370	2,102
Hackett Group, Inc.	162	1,745
International Business Machines Corp.	4,796	1,348,683
Kyndryl Holdings, Inc. (a)	1,149	12,995
MongoDB, Inc. (a)	409	137,383
Okta, Inc. (a)	852	116,255
Rackspace Technology, Inc. (a) (b)	891	5,818
Snowflake, Inc. (a)	1,763	448,684
TSS, Inc. (a) (b)	158	1,943
Twilio, Inc. Class A (a)	773	159,493
VeriSign, Inc.	428	107,668
		3,732,742
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.0% *
Acushnet Holdings Corp. (b)	166	$19,676
Brunswick Corp.	280	23,587
Callaway Golf Co. (a)	874	16,422
Malibu Boats, Inc. Class A (a)	134	3,676
MasterCraft Boat Holdings, Inc. (a)	146	3,770
Mattel, Inc. (a)	1,353	18,780
Peloton Interactive, Inc. Class A (a)	2,107	12,452
Polaris, Inc.	312	21,353
Sturm Ruger & Co., Inc.	102	3,861
YETI Holdings, Inc. (a)	409	20,270
		143,847
LEISURE PRODUCTS — 0.0% *
Hasbro, Inc.	696	57,483
LIFE SCIENCES TOOLS & SERVICES — 0.5%
10X Genomics, Inc. Class A (a) (b)	647	24,806
Adaptive Biotechnologies Corp. (a)	747	16,023
Agilent Technologies, Inc.	1,420	188,619
Avantor, Inc. (a)	3,812	37,739
Azenta, Inc. (a)	299	7,630
BioLife Solutions, Inc. (a)	226	6,382
Bio-Rad Laboratories, Inc. Class A (a)	100	29,361
Bio-Techne Corp.	849	59,982
Bruker Corp. (b)	586	35,266
Charles River Laboratories International, Inc. (a)	240	54,430
Codexis, Inc. (a) (b)	706	1,596
CryoPort, Inc. (a)	432	6,782
Cytek Biosciences, Inc. (a)	661	2,928
Danaher Corp.	3,203	610,107
Fortrea Holdings, Inc. (a)	541	9,413
Ginkgo Bioworks Holdings, Inc. (a) (b)	257	2,547
Illumina, Inc. (a)	766	134,686
IQVIA Holdings, Inc. (a)	843	162,884
Maravai LifeSciences Holdings, Inc. Class A (a)	950	5,928
Medpace Holdings, Inc. (a)	120	63,551
Mesa Laboratories, Inc.	46	4,579
Mettler-Toledo International, Inc. (a)	100	127,751
Niagen Bioscience, Inc. (a)	399	1,273
Pacific Biosciences of California, Inc. (a) (b)	1,744	2,930
Personalis, Inc. (a)	421	5,641
Quanterix Corp. (a)	271	1,171
Repligen Corp. (a)	287	39,158
Revvity, Inc.	593	65,977
Sotera Health Co. (a)	1,286	22,827
Standard BioTools, Inc. (a)	2,078	1,710
Tempus AI, Inc. Class A (a)	518	30,008
Thermo Fisher Scientific, Inc.	1,892	948,573
Waters Corp. (a)	497	186,395
West Pharmaceutical Services, Inc.	355	127,445
		3,026,098
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
MACHINERY — 1.3%
3D Systems Corp. (a) (b)	997	$3,011
AGCO Corp.	313	37,466
Alamo Group, Inc.	63	10,363
Albany International Corp. Class A	185	13,783
Alliance Laundry Holdings, Inc. (a) (b)	214	5,675
Allison Transmission Holdings, Inc.	433	48,816
Astec Industries, Inc.	162	9,913
Atmus Filtration Technologies, Inc.	406	20,702
Blue Bird Corp. (a)	186	14,687
Caterpillar, Inc.	2,349	2,501,450
CECO Environmental Corp. (a)	283	25,679
Chart Industries, Inc. (a)	221	46,176
CNH Industrial NV	4,823	54,162
Columbus McKinnon Corp.	182	2,754
Crane Co.	269	60,006
Cummins, Inc.	702	500,673
Deere & Co.	1,282	813,211
Donaldson Co., Inc.	556	49,912
Douglas Dynamics, Inc.	149	8,039
Dover Corp.	678	152,062
Energy Recovery, Inc. (a)	367	3,310
Enerpac Tool Group Corp.	325	11,655
Enpro, Inc.	105	39,578
Esab Corp.	281	27,715
ESCO Technologies, Inc.	140	49,006
Federal Signal Corp.	319	40,988
Flowserve Corp.	653	48,426
Fortive Corp.	1,512	92,368
Franklin Electric Co., Inc.	235	25,190
Gates Industrial Corp. PLC (a)	1,334	37,312
Gencor Industries, Inc. (a)	140	2,089
Gorman-Rupp Co.	148	13,578
Graco, Inc.	834	63,059
Graham Corp. (a)	70	8,665
Greenbrier Cos., Inc.	185	9,067
Helios Technologies, Inc.	205	18,296
Hillman Solutions Corp. (a)	1,218	10,280
Hyster-Yale, Inc.	68	2,384
IDEX Corp.	386	87,603
Illinois Tool Works, Inc.	1,331	359,996
Ingersoll Rand, Inc.	1,801	147,664
ITT, Inc.	452	89,388
JBT Marel Corp. (b)	268	38,860
Kadant, Inc.	70	21,996
Kennametal, Inc.	445	15,597
Lincoln Electric Holdings, Inc.	286	75,936
Lindsay Corp.	69	8,542
Luxfer Holdings PLC	208	3,752
Manitowoc Co., Inc. (a)	299	4,153
Middleby Corp. (a)	224	38,530
Mueller Industries, Inc.	579	71,176
Mueller Water Products, Inc. Class A	700	18,081
Nordson Corp.	258	77,836
Security Description	Shares	Value
Oshkosh Corp.	313	$48,039
Otis Worldwide Corp.	1,924	137,758
PACCAR, Inc.	2,680	321,922
Parker-Hannifin Corp.	643	628,931
Pentair PLC	784	60,101
Proto Labs, Inc. (a)	153	12,471
RBC Bearings, Inc. (a)	161	103,694
Richtech Robotics, Inc. Class B (a) (b)	754	1,591
Snap-on, Inc.	261	105,026
SPX Technologies, Inc. (a)	249	61,047
Standex International Corp.	55	19,672
Stanley Black & Decker, Inc.	782	73,602
Symbotic, Inc. (a)	331	14,878
Tennant Co.	116	10,155
Terex Corp.	624	45,171
Timken Co.	326	47,374
Titan International, Inc. (a)	446	3,439
Toro Co.	495	48,223
Trinity Industries, Inc.	500	17,290
Velo3D, Inc. (a)	131	2,299
Wabash National Corp. (b)	292	3,942
Watts Water Technologies, Inc. Class A	141	55,194
Westinghouse Air Brake Technologies Corp.	861	232,126
Worthington Enterprises, Inc.	197	10,591
Xylem, Inc.	1,206	142,561
		8,147,713
MARINE — 0.0% *
Genco Shipping & Trading Ltd.	265	6,567
Kirby Corp. (a)	296	40,247
Matson, Inc.	141	27,104
		73,918
MEDIA — 0.1%
AMC Global Media, Inc. (a) (b)	173	1,727
Boston Omaha Corp. Class A (a) (b)	206	2,810
Cable One, Inc. (a) (b)	28	1,487
Charter Communications, Inc. Class A (a)	431	61,293
Clear Channel Outdoor Holdings, Inc. (a)	2,144	5,189
DoubleVerify Holdings, Inc. (a)	838	9,084
EchoStar Corp. Class A (a)	728	73,892
Fox Corp. Class A	1,259	65,669
Fox Corp. Class B	380	17,799
Gray Media, Inc. Class A	228	1,596
Ibotta, Inc. Class A (a) (b)	47	1,606
iHeartMedia, Inc. Class A (a) (b)	1,266	5,431
John Wiley & Sons, Inc. Class A (b)	228	11,060
Liberty Broadband Corp. Class A (a)	97	3,228
Liberty Broadband Corp. Class C (a)	641	21,320
Magnite, Inc. (a)	740	14,045
National CineMedia, Inc.	582	2,212
New York Times Co. Class A	791	55,354
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
News Corp. Class A	2,585	$64,186
Nexstar Media Group, Inc.	165	29,467
NIQ Global Intelligence PLC (a) (b)	471	4,404
Omnicom Group, Inc.	1,445	105,239
Optimum Communications, Inc. Class A (a)	1,529	2,217
Paramount Skydance Corp. Class B	1,819	17,935
PubMatic, Inc. Class A (a)	252	3,306
Scholastic Corp.	29	1,334
Sinclair, Inc. (b)	257	3,662
Sirius XM Holdings, Inc.	919	27,147
Stagwell, Inc. (a) (b)	588	4,369
Trade Desk, Inc. Class A (a)	2,125	38,420
USA TODAY Co., Inc. (a)	746	6,378
Versant Media Group, Inc.	791	28,484
		691,350
METALS & MINING — 0.3%
Alcoa Corp.	1,398	72,892
Alpha Metallurgical Resources, Inc. (a)	65	10,721
American Battery Technology Co. (a) (b)	460	1,302
Century Aluminum Co. (a)	309	14,217
Cleveland-Cliffs, Inc. (a)	2,875	26,996
Coeur Mining, Inc.	5,260	85,843
Commercial Metals Co.	585	36,709
Compass Minerals International, Inc. (a)	224	6,973
Freeport-McMoRan, Inc.	7,329	460,921
Hecla Mining Co.	3,302	50,950
Hycroft Mining Holding Corp. Class A (a) (b)	351	8,213
Ivanhoe Electric, Inc. (a)	634	6,093
Kaiser Aluminum Corp.	91	17,802
Materion Corp.	111	33,010
McEwen, Inc. (a)	346	6,273
Metallus, Inc. (a)	251	4,691
MP Materials Corp. (a) (b)	736	41,223
Newmont Corp.	5,444	508,470
Nucor Corp.	1,163	259,058
Ramaco Resources, Inc. Class B (a)	294	2,518
Reliance, Inc.	259	96,763
Royal Gold, Inc.	417	83,237
Ryerson Holding Corp.	231	5,685
Steel Dynamics, Inc.	691	158,557
SunCoke Energy, Inc.	493	3,969
U.S. Antimony Corp. (a) (b)	634	4,603
USA Rare Earth, Inc. (a)	893	19,271
Warrior Met Coal, Inc.	277	22,481
Worthington Steel, Inc.	210	7,052
		2,056,493
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.1%
Adamas Trust, Inc. REIT	725	6,801
AGNC Investment Corp. REIT (b)	5,649	61,574
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	3,698	$82,687
Apollo Commercial Real Estate Finance, Inc. REIT (b)	441	4,710
Arbor Realty Trust, Inc. REIT (b)	1,143	6,195
ARES Commercial Real Estate Corp. REIT (b)	492	2,214
ARMOUR Residential REIT, Inc. (b)	458	7,992
Blackstone Mortgage Trust, Inc. Class A REIT (b)	863	14,628
BrightSpire Capital, Inc. REIT (b)	989	5,390
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	189	2,026
Chimera Investment Corp. REIT (b)	486	6,483
Claros Mortgage Trust, Inc. REIT (a)	618	1,452
Dynex Capital, Inc. REIT	1,117	14,644
Ellington Financial, Inc. REIT (b)	559	7,608
Franklin BSP Realty Trust, Inc. REIT (b)	596	4,852
Granite Point Mortgage Trust, Inc. REIT	862	1,293
KKR Real Estate Finance Trust, Inc. REIT (b)	413	2,825
Ladder Capital Corp. REIT	745	7,413
MFA Financial, Inc. REIT	626	6,066
Orchid Island Capital, Inc. REIT (b)	382	2,663
PennyMac Mortgage Investment Trust REIT (b)	426	4,805
Redwood Trust, Inc. REIT	898	4,257
Rithm Capital Corp. REIT	3,152	29,597
TPG RE Finance Trust, Inc. REIT	425	3,557
Two Harbors Investment Corp. REIT	520	6,453
Starwood Property Trust, Inc. REIT	1,909	31,269
		329,454
MULTI-UTILITIES — 0.3%
Ameren Corp.	1,403	158,595
Avista Corp.	479	19,596
Black Hills Corp.	403	29,983
CenterPoint Energy, Inc.	3,298	145,244
CMS Energy Corp.	1,509	115,438
Consolidated Edison, Inc.	1,872	207,099
Dominion Energy, Inc.	4,493	306,827
DTE Energy Co.	1,057	161,055
NiSource, Inc.	2,411	114,643
Northwestern Energy Group, Inc.	355	25,425
Public Service Enterprise Group, Inc.	2,547	206,715
Sempra	3,338	309,466
Unitil Corp.	114	6,007
WEC Energy Group, Inc.	1,658	193,605
		1,999,698
OFFICE REITs — 0.0% *
Brandywine Realty Trust REIT	1,202	3,810
BXP, Inc. REIT	738	48,937
COPT Defense Properties REIT	640	23,290
Cousins Properties, Inc. REIT	944	28,301
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Douglas Emmett, Inc. REIT (b)	979	$11,552
Easterly Government Properties, Inc. REIT	252	6,282
Empire State Realty Trust, Inc. Class A REIT (b)	812	4,393
Highwoods Properties, Inc. REIT	616	18,579
Hudson Pacific Properties, Inc. REIT (a)	320	4,861
JBG SMITH Properties REIT	535	7,848
Kilroy Realty Corp. REIT	618	23,156
NET Lease Office Properties REIT (b)	115	1,280
Orion Properties, Inc. REIT (b)	767	2,217
Piedmont Realty Trust, Inc. REIT (a)	777	7,110
Postal Realty Trust, Inc. Class A REIT (b)	216	5,322
SL Green Realty Corp. REIT	383	19,828
Vornado Realty Trust REIT	786	30,890
		247,656
OIL, GAS & CONSUMABLE FUELS — 1.7%
American Resources Corp. (a) (b)	1,181	2,539
Antero Midstream Corp.	1,736	39,494
Antero Resources Corp. (a)	1,557	54,713
APA Corp.	1,903	61,981
BKV Corp. (a)	159	4,350
California Resources Corp.	414	21,888
Calumet, Inc. (a)	419	15,092
Centrus Energy Corp. Class A (a) (b)	86	14,437
Cheniere Energy, Inc.	1,069	255,502
Chevron Corp.	9,566	1,585,660
Chord Energy Corp.	303	34,633
Clean Energy Fuels Corp. (a)	1,194	2,448
CNX Resources Corp. (a)	732	24,837
Comstock Resources, Inc. (a) (b)	558	8,325
ConocoPhillips	6,220	646,631
Core Natural Resources, Inc.	300	24,006
Crescent Energy Co. Class A	1,188	11,666
CVR Energy, Inc.	244	6,720
Delek U.S. Holdings, Inc.	329	16,717
Devon Energy Corp.	5,850	241,722
Diamondback Energy, Inc.	990	174,022
Diversified Energy Co.	500	6,930
Dorian LPG Ltd.	221	7,686
DT Midstream, Inc.	535	78,506
EOG Resources, Inc.	2,711	351,698
EQT Corp.	3,168	168,443
Excelerate Energy, Inc. Class A	117	4,445
Expand Energy Corp.	1,189	108,425
Exxon Mobil Corp.	21,166	2,893,816
Gevo, Inc. (a) (b)	687	1,031
Granite Ridge Resources, Inc.	462	2,037
Green Plains, Inc. (a)	422	6,490
Gulfport Energy Corp. (a)	72	12,218
HF Sinclair Corp.	745	51,889
HighPeak Energy, Inc. (b)	205	1,433
Security Description	Shares	Value
International Seaways, Inc.	239	$18,305
Kinder Morgan, Inc.	10,017	320,244
Kinetik Holdings, Inc.	233	11,263
Kosmos Energy Ltd. (a)	2,824	5,959
Lightbridge Corp. (a) (b)	203	1,784
Magnolia Oil & Gas Corp. Class A	786	20,106
Marathon Petroleum Corp.	1,487	380,181
Matador Resources Co.	563	28,026
Murphy Oil Corp.	661	21,522
New Era Energy & Digital, Inc. (a)	733	4,677
New Fortress Energy, Inc. (a) (b)	660	240
NextDecade Corp. (a) (b)	857	6,462
Northern Oil & Gas, Inc.	573	10,400
Occidental Petroleum Corp.	3,681	178,786
ONEOK, Inc.	3,230	280,816
Ovintiv, Inc.	1,399	73,657
Par Pacific Holdings, Inc. (a)	257	14,413
PBF Energy, Inc. Class A	474	21,576
Peabody Energy Corp.	745	17,224
Permian Resources Corp. Class A	3,677	67,694
Phillips 66 Co.	2,044	345,538
Range Resources Corp.	1,147	42,657
REX American Resources Corp. (a)	190	8,579
Sable Offshore Corp. (a) (b)	737	2,270
SM Energy Co.	1,205	31,451
Talos Energy, Inc. (a)	756	9,760
Targa Resources Corp.	1,095	293,613
Texas Pacific Land Corp.	295	129,104
Uranium Energy Corp. (a) (b)	2,440	26,010
Ur-Energy, Inc. (a)	2,440	3,318
Valero Energy Corp.	1,512	393,785
Venture Global, Inc. Class A	2,738	30,474
Viper Energy, Inc. Class A	1,086	46,046
Williams Cos., Inc.	6,246	464,328
World Kinect Corp.	330	10,870
		10,263,568
PAPER & FOREST PRODUCTS — 0.0% *
Clearwater Paper Corp. (a) (b)	120	1,882
Louisiana-Pacific Corp.	296	23,283
Magnera Corp. (a)	218	2,561
Sylvamo Corp.	202	7,636
		35,362
PERSONAL CARE PRODUCTS — 0.1%
BellRing Brands, Inc. (a)	629	8,139
Coty, Inc. Class A (a)	2,247	4,853
Edgewell Personal Care Co. (b)	301	8,085
elf Beauty, Inc. (a)	336	24,864
Estee Lauder Cos., Inc. Class A	1,241	97,977
Herbalife Ltd. (a)	633	8,324
Honest Co., Inc. (a) (b)	433	1,585
Interparfums, Inc.	99	11,074
Kenvue, Inc.	9,740	186,131
Upexi, Inc. (a) (b)	493	387
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
USANA Health Sciences, Inc. (a)	79	$1,687
		353,106
PHARMACEUTICALS — 1.9%
Aclaris Therapeutics, Inc. (a) (b)	654	3,460
AI Financial Corp. (a)	818	479
Alto Neuroscience, Inc. (a)	190	5,014
Alumis, Inc. (a)	499	14,042
Amneal Pharmaceuticals, Inc. (a)	907	15,700
Amphastar Pharmaceuticals, Inc. (a)	230	4,641
Amylyx Pharmaceuticals, Inc. (a)	575	10,327
ANI Pharmaceuticals, Inc. (a)	106	8,775
Aquestive Therapeutics, Inc. (a) (b)	622	2,587
Arvinas, Inc. (a)	409	3,399
AtaiBeckley, Inc. (a)	866	4,564
Atea Pharmaceuticals, Inc. (a) (b)	674	3,134
Axsome Therapeutics, Inc. (a)	219	53,605
BioAge Labs, Inc. (a)	243	5,956
Bristol-Myers Squibb Co.	10,413	599,997
Collegium Pharmaceutical, Inc. (a) (b)	189	6,842
Corcept Therapeutics, Inc. (a)	501	43,562
CorMedix, Inc. (a) (b)	287	2,253
Crinetics Pharmaceuticals, Inc. (a)	542	20,282
Definium Therapeutics, Inc. (a)	679	31,940
Edgewise Therapeutics, Inc. (a)	349	14,180
Elanco Animal Health, Inc. (a)	2,501	61,550
Eli Lilly & Co.	4,037	4,842,099
Enliven Therapeutics, Inc. (a)	196	9,947
Esperion Therapeutics, Inc. (a)	1,245	3,934
Eton Pharmaceuticals, Inc. (a) (b)	133	4,815
Evolus, Inc. (a) (b)	365	2,533
EyePoint, Inc. (a)	343	4,905
Harmony Biosciences Holdings, Inc. (a) (b)	226	8,229
Harrow, Inc. (a) (b)	184	7,814
Indivior Pharmaceuticals, Inc. (a)	587	24,085
Innoviva, Inc. (a)	325	7,381
Jazz Pharmaceuticals PLC (a)	327	78,797
Johnson & Johnson	12,286	3,120,275
LENZ Therapeutics, Inc. (a) (b)	107	608
Lexicon Pharmaceuticals, Inc. (a) (b)	2,116	5,078
Ligand Pharmaceuticals, Inc. (a) (b)	110	34,770
Liquidia Corp. (a)	360	28,703
MBX Biosciences, Inc. (a)	200	11,040
Merck & Co., Inc.	12,601	1,619,228
Nektar Therapeutics (a)	160	11,170
Nuvation Bio, Inc. (a) (b)	1,158	6,577
Ocular Therapeutix, Inc. (a) (b)	769	7,552
Omeros Corp. (a) (b)	327	3,110
Organon & Co.	1,479	20,026
Pacira BioSciences, Inc. (a) (b)	297	7,535
Perrigo Co. PLC	822	8,541
Pfizer, Inc.	29,054	699,620
Phathom Pharmaceuticals, Inc. (a) (b)	320	3,472
Security Description	Shares	Value
Phibro Animal Health Corp. Class A	132	$4,145
Prestige Consumer Healthcare, Inc. (a)	294	13,897
Rapport Therapeutics, Inc. (a)	190	7,917
Relmada Therapeutics, Inc. (a)	620	4,290
Royalty Pharma PLC Class A	1,960	109,897
Scilex Holding Co. (a)	120	936
Senestech, Inc. (a)	652	971
Septerna, Inc. (a)	147	4,923
Supernus Pharmaceuticals, Inc. (a)	328	15,255
Tarsus Pharmaceuticals, Inc. (a)	212	13,343
Theravance Biopharma, Inc. (a)	302	5,134
Trevi Therapeutics, Inc. (a)	658	12,272
VeraDermics, Inc. (a) (b)	100	12,294
Viatris, Inc.	5,893	93,581
WaVe Life Sciences Ltd. (a)	690	4,009
Xeris Biopharma Holdings, Inc. (a)	997	7,896
Zevra Therapeutics, Inc. (a)	339	4,861
Zoetis, Inc.	2,125	152,702
		11,966,456
PROFESSIONAL SERVICES — 0.3%
Alight, Inc. Class A	2,733	1,530
Amentum Holdings, Inc. (a)	911	18,830
Automatic Data Processing, Inc.	2,040	456,858
Barrett Business Services, Inc.	161	5,719
BlackSky Technology, Inc. (a) (b)	164	4,579
Booz Allen Hamilton Holding Corp.	582	35,310
Broadridge Financial Solutions, Inc.	597	81,759
CACI International, Inc. Class A (a)	116	53,738
CBIZ, Inc. (a)	301	9,656
Clarivate PLC (a) (b)	2,817	6,085
Concentrix Corp. (b)	279	6,251
CRA International, Inc.	42	5,977
Equifax, Inc.	603	95,708
ExlService Holdings, Inc. (a)	761	19,679
Exponent, Inc.	205	12,046
First Advantage Corp. (a) (b)	327	5,902
FTI Consulting, Inc. (a)	148	22,054
Genpact Ltd.	750	20,625
Huron Consulting Group, Inc. (a)	101	9,106
ICF International, Inc.	115	8,379
Innodata, Inc. (a) (b)	151	11,413
Insperity, Inc.	213	8,799
Jacobs Solutions, Inc.	594	74,844
KBR, Inc.	681	23,515
Kelly Services, Inc. Class A (b)	223	2,738
Kforce, Inc.	98	4,598
Korn Ferry	230	15,313
Legalzoom.com, Inc. (a)	652	3,997
Leidos Holdings, Inc.	655	67,445
ManpowerGroup, Inc.	285	9,624
Maximus, Inc.	256	13,763
Parsons Corp. (a)	279	14,617
Paychex, Inc.	1,637	160,966
Paycom Software, Inc.	213	26,770
Paylocity Holding Corp. (a)	258	26,969
See accompanying notes to financial statements.
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Planet Labs PBC (a) (b)	1,535	$50,855
Resolute Holdings Management, Inc. (a)	15	2,168
Robert Half, Inc. (b)	572	17,560
Science Applications International Corp.	191	21,088
Spire Global, Inc. (a) (b)	206	3,832
SS&C Technologies Holdings, Inc.	997	61,864
TIC Solutions, Inc. (a) (b)	968	7,831
TransUnion	954	68,822
TriNet Group, Inc.	183	9,057
TrueBlue, Inc. (a) (b)	444	3,095
UL Solutions, Inc. Class A	414	42,170
Upwork, Inc. (a)	737	6,161
Verisk Analytics, Inc.	665	119,387
Verra Mobility Corp. (a)	976	4,148
Willdan Group, Inc. (a)	80	6,328
		1,769,528
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
AGNT, Inc. (b)	506	2,738
CBRE Group, Inc. Class A (a)	1,503	202,439
Compass, Inc. Class A (a) (b)	3,512	43,303
CoStar Group, Inc. (a)	2,094	59,302
Cushman & Wakefield Ltd. (a)	1,370	18,344
Forestar Group, Inc. (a)	124	3,925
Howard Hughes Holdings, Inc. (a) (b)	184	13,154
Jones Lang LaSalle, Inc. (a)	232	71,908
Marcus & Millichap, Inc.	184	5,735
Newmark Group, Inc. Class A	809	12,224
Opendoor Technologies, Inc. (a) (b)	4,476	20,679
St. Joe Co.	238	14,906
Tejon Ranch Co. (a) (b)	121	2,263
Zillow Group, Inc. Class C (a)	972	30,638
		501,558
RESIDENTIAL REITs — 0.1%
American Homes 4 Rent Class A REIT	1,704	57,118
AvalonBay Communities, Inc. REIT	710	133,970
BRT Apartments Corp. REIT (b)	152	2,336
Camden Property Trust REIT	481	55,070
Centerspace REIT	96	5,394
Equity LifeStyle Properties, Inc. REIT	991	63,870
Equity Residential REIT	1,744	118,470
Essex Property Trust, Inc. REIT	343	100,015
Independence Realty Trust, Inc. REIT	1,074	17,925
Invitation Homes, Inc. REIT	2,735	82,624
Mid-America Apartment Communities, Inc. REIT	572	79,474
NexPoint Residential Trust, Inc. REIT	132	3,686
Sun Communities, Inc. REIT	581	69,668
UDR, Inc. REIT	1,509	60,239
Security Description	Shares	Value
UMH Properties, Inc. REIT	392	$5,935
		855,794
RETAIL REITs — 0.2%
Acadia Realty Trust REIT (b)	633	13,236
Agree Realty Corp. REIT	580	43,929
Alexander's, Inc. REIT	15	4,133
Brixmor Property Group, Inc. REIT	1,402	44,205
CBL & Associates Properties, Inc. REIT	100	5,309
Curbline Properties Corp. REIT	558	16,963
Federal Realty Investment Trust REIT	372	45,920
Getty Realty Corp. REIT (b)	320	10,675
InvenTrust Properties Corp. REIT	334	11,824
Kimco Realty Corp. REIT	3,286	83,300
Kite Realty Group Trust REIT	1,001	28,408
Macerich Co. REIT	1,458	36,727
NETSTREIT Corp. (b)	434	9,171
NNN REIT, Inc.	854	39,737
Phillips Edison & Co., Inc. REIT	579	24,098
Realty Income Corp. REIT	4,797	297,222
Regency Centers Corp. REIT	761	60,682
Saul Centers, Inc. REIT	130	4,861
Simon Property Group, Inc. REIT	1,659	371,035
Tanger, Inc. REIT	645	25,458
Urban Edge Properties REIT	709	16,222
Whitestone REIT	289	5,480
		1,198,595
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.6%
ACM Research, Inc. Class A (a)	289	36,671
Advanced Micro Devices, Inc. (a)	8,321	4,833,752
Aehr Test Systems (a)	148	14,217
Allegro MicroSystems, Inc. (a) (b)	673	46,854
Alpha & Omega Semiconductor Ltd. (a)	147	6,958
Ambarella, Inc. (a)	233	19,991
Ambiq Micro, Inc. (a)	48	4,238
Amkor Technology, Inc.	613	52,859
Analog Devices, Inc.	2,493	990,145
Applied Materials, Inc.	4,049	2,927,427
Astera Labs, Inc. (a)	682	329,420
Axcelis Technologies, Inc. (a)	164	31,070
AXT, Inc. (a)	314	22,633
Broadcom, Inc.	24,164	9,127,951
Cerebras Systems, Inc. Class A (a)	182	40,222
CEVA, Inc. (a)	146	6,885
Cirrus Logic, Inc. (a)	251	37,281
Cohu, Inc. (a)	212	15,669
Credo Technology Group Holding Ltd. (a)	828	225,175
Datavault AI, Inc. (a)	2,186	765
Diodes, Inc. (a)	223	24,405
Enphase Energy, Inc. (a)	685	33,729
Entegris, Inc.	777	139,751
See accompanying notes to financial statements.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a)	542	$127,890
FormFactor, Inc. (a)	378	60,454
Ichor Holdings Ltd. (a)	208	23,354
Impinj, Inc. (a)	135	19,336
indie Semiconductor, Inc. Class A (a) (b)	1,011	4,539
Intel Corp. (a)	24,109	3,366,340
KLA Corp.	6,665	2,010,897
Kopin Corp. (a) (b)	991	4,440
Kulicke & Soffa Industries, Inc.	280	37,453
Lam Research Corp.	6,379	2,764,212
Lattice Semiconductor Corp. (a)	692	105,848
MACOM Technology Solutions Holdings, Inc. (a)	344	130,847
Marvell Technology, Inc.	4,467	1,330,675
MaxLinear, Inc. (a)	404	51,724
Microchip Technology, Inc.	2,756	251,347
Micron Technology, Inc.	5,755	6,642,939
MKS, Inc.	343	152,566
Monolithic Power Systems, Inc.	250	345,590
Navitas Semiconductor Corp. (a)	1,081	19,372
NVE Corp.	40	4,182
NVIDIA Corp.	123,610	24,733,125
NXP Semiconductors NV	1,288	361,967
ON Semiconductor Corp. (a)	1,994	188,513
Onto Innovation, Inc. (a)	252	95,369
PDF Solutions, Inc. (a)	198	14,016
Penguin Solutions, Inc. (a) (b)	258	19,611
Photronics, Inc. (a)	362	11,776
Power Integrations, Inc.	297	24,877
Qnity Electronics, Inc.	1,066	174,088
Qorvo, Inc. (a)	413	38,521
QUALCOMM, Inc.	5,378	993,801
Rambus, Inc. (a)	575	76,325
Rigetti Computing, Inc. (a)	1,837	35,491
Semtech Corp. (a)	489	79,145
Silicon Laboratories, Inc. (a)	176	38,467
SiTime Corp. (a)	111	82,757
SkyWater Technology, Inc. (a)	144	5,014
Skyworks Solutions, Inc.	789	53,494
SolarEdge Technologies, Inc. (a) (b)	329	19,227
Synaptics, Inc. (a)	185	22,983
Teradyne, Inc.	797	385,620
Texas Instruments, Inc.	4,647	1,385,131
Ultra Clean Holdings, Inc. (a)	213	30,372
Universal Display Corp.	205	17,751
Veeco Instruments, Inc. (a)	334	25,317
Wolfspeed, Inc. (a) (b)	145	6,996
		65,341,827
SOFTWARE — 4.4%
8x8, Inc. (a)	1,115	1,907
A10 Networks, Inc.	284	10,610
ACI Worldwide, Inc. (a)	486	24,441
Adeia, Inc. (b)	467	15,378
Adobe, Inc. (a)	2,052	420,701
Agilysys, Inc. (a)	133	13,898
Security Description	Shares	Value
Airship AI Holdings, Inc. (a) (b)	562	$1,343
Alarm.com Holdings, Inc. (a)	295	13,782
Alkami Technology, Inc. (a) (b)	398	7,212
Amplitude, Inc. Class A (a)	490	3,749
Appfolio, Inc. Class A (a) (b)	136	21,808
Appian Corp. Class A (a)	250	5,725
AppLovin Corp. Class A (a)	1,372	706,896
Arteris, Inc. (a)	109	5,296
Asana, Inc. Class A (a) (b)	528	3,696
Atlassian Corp. Class A (a)	809	62,932
Aurora Innovation, Inc. (a) (b)	6,482	44,207
Autodesk, Inc. (a)	1,069	207,835
AvePoint, Inc. (a)	632	7,085
Bentley Systems, Inc. Class B (b)	818	24,450
Bill Holdings, Inc. (a)	387	13,994
Bit Digital, Inc. (a) (b)	1,154	2,077
BitMine Immersion Technologies, Inc.	3,002	39,957
Blackbaud, Inc. (a)	239	7,079
BlackLine, Inc. (a) (b)	300	8,421
Blend Labs, Inc. Class A (a) (b)	1,208	2,066
Box, Inc. Class A (a)	600	15,924
Braze, Inc. Class A (a)	661	14,337
BTCS, Inc. (a)	628	697
C3.ai, Inc. Class A (a) (b)	652	5,927
Cadence Design Systems, Inc. (a)	1,404	526,949
CCC Intelligent Solutions Holdings, Inc. (a)	2,950	15,222
Cerence, Inc. (a) (b)	270	3,056
Cipher Digital, Inc. (a)	1,456	35,672
Circle Internet Group, Inc. (a)	288	18,037
Cleanspark, Inc. (a) (b)	1,409	20,501
Clear Secure, Inc. Class A	480	26,750
Commvault Systems, Inc. (a)	216	30,614
Consensus Cloud Solutions, Inc. (a) (b)	128	4,883
Core Scientific, Inc. (a)	1,636	41,865
Crowdstrike Holdings, Inc. Class A (a)	1,298	990,556
Daily Journal Corp. (a) (b)	6	3,607
Datadog, Inc. Class A (a)	1,686	438,967
Digital Turbine, Inc. (a)	311	4,012
Docusign, Inc. (a)	936	41,577
Dolby Laboratories, Inc. Class A	351	18,456
Domo, Inc. Class B (a) (b)	342	1,070
Dropbox, Inc. Class A (a)	787	21,619
D-Wave Quantum, Inc. (a) (b)	1,968	47,212
Dynatrace, Inc. (a)	1,498	65,777
Elastic NV (a)	507	28,909
Fair Isaac Corp. (a)	118	140,984
Five9, Inc. (a)	450	9,594
Fortinet, Inc. (a)	3,172	487,283
Freshworks, Inc. Class A (a)	1,089	11,021
Gen Digital, Inc.	2,902	72,231
Gitlab, Inc. Class A (a)	778	23,752
Guidewire Software, Inc. (a)	453	55,742
See accompanying notes to financial statements.
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
HubSpot, Inc. (a)	251	$45,810
Hut 8 Corp. (a)	533	61,532
I3 Verticals, Inc. Class A (a) (b)	153	3,268
Intapp, Inc. (a)	294	7,412
InterDigital, Inc.	133	37,656
Intrusion, Inc. (a)	3,704	3,440
Intuit, Inc.	1,408	367,488
Keel Infrastructure Corp. (a) (b)	2,690	15,441
Klaviyo, Inc. Class A (a)	917	13,847
Life360, Inc. (a) (b)	445	24,635
LiveRamp Holdings, Inc. (a)	243	9,147
Manhattan Associates, Inc. (a)	299	41,636
MARA Holdings, Inc. (a) (b)	2,160	30,002
Microsoft Corp.	37,909	14,140,815
Mitek Systems, Inc. (a)	345	6,945
N-able, Inc. (a)	477	1,751
nCino, Inc. (a) (b)	546	8,927
NCR Voyix Corp. (a) (b)	908	7,418
Netskope, Inc. Class A (a) (b)	530	5,798
NextNav, Inc. (a) (b)	403	7,185
Nutanix, Inc. Class A (a)	1,310	66,758
OneSpan, Inc.	214	3,071
Oracle Corp.	8,657	1,268,683
PagerDuty, Inc. (a)	587	5,665
Palantir Technologies, Inc. Class A (a)	11,711	1,366,322
Palo Alto Networks, Inc. (a)	4,137	1,410,800
PAR Technology Corp. (a) (b)	218	3,798
Pegasystems, Inc. (b)	534	16,004
Porch Group, Inc. (a)	568	8,543
Procore Technologies, Inc. (a)	627	25,469
Progress Software Corp. (a)	255	8,563
PTC, Inc. (a)	556	63,167
Q2 Holdings, Inc. (a)	356	17,124
Qualys, Inc. (a)	168	23,098
Rapid7, Inc. (a)	377	3,054
REalloys, Inc. (a) (b)	284	4,104
Red Violet, Inc. (a) (b)	85	5,416
RingCentral, Inc. Class A (b)	397	15,475
Riot Platforms, Inc. (a)	1,701	46,573
Roper Technologies, Inc.	512	173,256
Rubrik, Inc. Class A (a)	850	68,238
SailPoint, Inc. (a) (b)	410	6,002
Salesforce, Inc.	4,165	652,489
Samsara, Inc. Class A (a)	1,951	63,271
SentinelOne, Inc. Class A (a)	1,702	28,883
ServiceNow, Inc. (a)	5,253	521,518
ServiceTitan, Inc. Class A (a) (b)	338	23,900
SoundHound AI, Inc. Class A (a) (b)	2,195	14,202
Sprinklr, Inc. Class A (a)	752	3,880
Sprout Social, Inc. Class A (a)	306	2,310
SPS Commerce, Inc. (a)	219	12,520
Strategy, Inc. (a) (b)	1,712	148,824
Synopsys, Inc. (a)	976	435,364
Tao Synergies, Inc. (a)	398	1,485
Tenable Holdings, Inc. (a)	512	18,883
Security Description	Shares	Value
Teradata Corp. (a)	446	$15,454
Terawulf, Inc. (a)	2,079	51,351
Thryv Holdings, Inc. (a)	263	1,036
TON Strategy Co. (a) (b)	423	1,079
Trimble, Inc. (a)	1,128	57,731
Tyler Technologies, Inc. (a)	229	66,973
UiPath, Inc. Class A (a) (b)	2,439	26,512
Unity Software, Inc. (a)	1,724	49,272
Varonis Systems, Inc. (a)	665	27,903
Vertex, Inc. Class A (a)	309	3,547
Workday, Inc. Class A (a)	1,029	125,970
Workiva, Inc. (a)	309	14,990
Xperi, Inc. (a)	355	2,922
Yext, Inc. (a)	684	3,194
Zeta Global Holdings Corp. Class A (a) (b)	1,197	23,557
Zoom Communications, Inc. (a)	1,340	115,655
Zscaler, Inc. (a)	548	77,350
		26,940,709
SPECIALIZED REITs — 0.4%
American Tower Corp. REIT	2,380	389,297
Blackstone Digital Infrastructure Trust, Inc. REIT (a)	424	9,171
Crown Castle, Inc. REIT	2,225	168,499
CubeSmart REIT	1,171	46,571
Digital Realty Trust, Inc. REIT	1,686	302,772
EPR Properties REIT	439	25,466
Equinix, Inc. REIT	504	525,365
Extra Space Storage, Inc. REIT	1,079	156,779
Farmland Partners, Inc. REIT	289	2,797
Four Corners Property Trust, Inc. REIT	546	13,404
Gaming & Leisure Properties, Inc. REIT	1,430	63,678
Gladstone Land Corp. REIT (b)	251	2,141
Iron Mountain, Inc. REIT	1,515	191,360
Lamar Advertising Co. Class A REIT	423	65,979
Millrose Properties, Inc. REIT	778	23,379
National Storage Affiliates Trust REIT	411	18,277
Outfront Media, Inc. REIT	772	25,291
Public Storage REIT	805	256,239
Rayonier, Inc. REIT	1,454	30,941
Safehold, Inc. REIT	281	4,412
SBA Communications Corp. REIT	541	95,465
Smartstop Self Storage REIT, Inc. (b)	220	7,150
VICI Properties, Inc. REIT	5,444	144,538
Weyerhaeuser Co. REIT	3,668	87,812
		2,656,783
SPECIALTY RETAIL — 1.0%
Abercrombie & Fitch Co. Class A (a)	256	23,043
Academy Sports & Outdoors, Inc.	331	15,600
Advance Auto Parts, Inc. (b)	356	22,150
American Eagle Outfitters, Inc.	691	11,885
See accompanying notes to financial statements.
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Arhaus, Inc. (b)	335	$2,821
Arko Corp.	510	4,095
Asbury Automotive Group, Inc. (a)	97	19,505
AutoNation, Inc. (a)	128	23,781
AutoZone, Inc. (a)	84	268,459
Bath & Body Works, Inc.	1,014	23,454
Bed Bath & Beyond, Inc. (a) (b)	487	2,820
Best Buy Co., Inc.	1,006	76,335
Boot Barn Holdings, Inc. (a)	146	23,983
Buckle, Inc.	178	7,512
Build-A-Bear Workshop, Inc. (b)	82	2,510
Burlington Stores, Inc. (a)	329	104,227
Caleres, Inc.	205	2,536
Camping World Holdings, Inc. Class A	362	2,762
CarMax, Inc. (a)	757	40,038
Carvana Co. (a)	3,650	240,243
Chewy, Inc. Class A (a)	1,248	24,523
Dick's Sporting Goods, Inc.	331	75,074
EVgo, Inc. (a) (b)	786	1,501
Five Below, Inc. (a)	272	48,903
Floor & Decor Holdings, Inc. Class A (a)	536	31,817
GameStop Corp. Class A (a)	2,005	44,270
Gap, Inc.	1,012	18,904
Genesco, Inc. (a)	102	3,445
Group 1 Automotive, Inc.	57	16,597
Haverty Furniture Cos., Inc. Class A	163	4,579
Home Depot, Inc.	5,084	1,793,025
Lithia Motors, Inc.	122	35,440
Lowe's Cos., Inc.	2,856	629,720
MarineMax, Inc. (a) (b)	149	5,456
Monro, Inc.	186	3,183
Murphy USA, Inc.	86	46,343
National Vision Holdings, Inc. (a)	506	9,619
OneWater Marine, Inc. Class A (a) (b)	156	1,758
O'Reilly Automotive, Inc. (a)	4,226	389,172
Penske Automotive Group, Inc.	80	14,316
Petco Health & Wellness Co., Inc. (a) (b)	739	2,010
RealReal, Inc. (a)	510	6,013
Revolve Group, Inc. (a)	227	5,196
RH (a)	88	14,496
Ross Stores, Inc.	1,638	348,648
Sally Beauty Holdings, Inc. (a)	605	8,555
Signet Jewelers Ltd.	202	17,412
Sonic Automotive, Inc. Class A	90	7,631
Stitch Fix, Inc. Class A (a)	792	3,255
ThredUp, Inc. Class A (a)	640	4,384
TJX Cos., Inc.	5,643	854,915
Tractor Supply Co.	2,648	83,703
Ulta Beauty, Inc. (a)	231	104,176
Upbound Group, Inc. (b)	286	6,069
Urban Outfitters, Inc. (a)	276	19,557
Valvoline, Inc. (a)	617	24,396
Security Description	Shares	Value
Victoria's Secret & Co. (a)	417	$34,811
Warby Parker, Inc. Class A (a) (b)	534	16,202
Wayfair, Inc. Class A (a)	576	53,234
Williams-Sonoma, Inc.	595	138,695
Winmark Corp. (b)	18	7,615
Zumiez, Inc. (a)	140	2,492
		5,878,869
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	74,962	21,691,004
Corsair Gaming, Inc. (a)	455	4,400
Dell Technologies, Inc. Class C	1,476	636,835
Diebold Nixdorf, Inc. (a)	181	15,389
Eastman Kodak Co. (a) (b)	570	5,273
Everpure, Inc. Class A (a)	1,661	130,870
GPGI, Inc.	837	13,266
Hewlett Packard Enterprise Co.	6,776	305,665
HP, Inc.	4,616	101,275
Infleqtion, Inc. (a) (b)	776	10,336
IonQ, Inc. (a) (b)	1,970	104,922
NetApp, Inc.	1,013	156,772
Quantum Computing, Inc. (a) (b)	956	9,273
Sandisk Corp. (a)	756	1,718,940
Seagate Technology Holdings PLC	1,144	1,103,960
Super Micro Computer, Inc. (a)	2,709	79,455
Western Digital Corp.	1,758	1,122,870
		27,210,505
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Capri Holdings Ltd. (a)	709	13,166
Carter's, Inc.	212	8,726
Columbia Sportswear Co.	125	7,728
Crocs, Inc. (a)	277	33,417
Deckers Outdoor Corp. (a)	703	69,801
Figs, Inc. Class A (a) (b)	984	10,066
G-III Apparel Group Ltd.	34	1,146
Kontoor Brands, Inc.	297	24,752
Levi Strauss & Co. Class A	423	10,503
Lululemon Athletica, Inc. (a)	551	62,913
NIKE, Inc. Class B	6,087	249,871
Oxford Industries, Inc.	86	2,999
PVH Corp.	263	19,531
Ralph Lauren Corp.	202	81,085
Steven Madden Ltd.	428	18,019
Tapestry, Inc.	1,023	149,747
Under Armour, Inc. Class A (a) (b)	1,052	6,722
Under Armour, Inc. Class C (a) (b)	842	5,237
VF Corp.	1,697	28,306
Wolverine World Wide, Inc.	479	7,918
		811,653
TOBACCO — 0.3%
Altria Group, Inc.	8,517	612,798
Philip Morris International, Inc.	7,958	1,439,682
Turning Point Brands, Inc.	109	9,244
See accompanying notes to financial statements.
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Universal Corp.	141	$7,356
		2,069,080
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	183	61,881
BlueLinx Holdings, Inc. (a)	53	3,280
Boise Cascade Co.	230	17,855
Core & Main, Inc. Class A (a)	933	45,017
Custom Truck One Source, Inc. (a)	593	7,003
DNOW, Inc. (a)	1,118	14,500
DXP Enterprises, Inc. (a)	78	13,162
Fastenal Co.	5,881	282,464
Ferguson Enterprises, Inc.	991	235,194
GATX Corp.	189	33,489
Herc Holdings, Inc.	157	22,504
Hudson Technologies, Inc. (a)	521	2,991
McGrath RentCorp	145	17,549
MSC Industrial Direct Co., Inc. Class A	263	31,284
NPK International, Inc. (a)	591	9,403
QXO, Inc. (a) (b)	2,820	48,730
Rush Enterprises, Inc. Class A	334	24,377
SiteOne Landscape Supply, Inc. (a)	225	25,742
Sunbelt Rentals Holdings, Inc.	2,086	156,054
Titan Machinery, Inc. (a) (b)	214	4,520
Transcat, Inc. (a)	56	5,195
United Rentals, Inc.	320	362,525
Watsco, Inc.	175	72,928
WESCO International, Inc.	251	86,703
Willis Lease Finance Corp.	18	4,118
WW Grainger, Inc.	223	303,369
Xometry, Inc. Class A (a)	265	25,578
		1,917,415
WATER UTILITIES — 0.0% *
American States Water Co.	223	18,427
American Water Works Co., Inc.	954	125,527
Artesian Resources Corp. Class A	87	2,957
Cadiz, Inc. (a) (b)	636	2,658
California Water Service Group	301	14,644
Consolidated Water Co. Ltd. (b)	115	3,393
Essential Utilities, Inc.	1,440	55,166
H2O America	187	11,364
Middlesex Water Co.	116	6,515
Pure Cycle Corp. (a)	226	2,420
York Water Co. (b)	96	2,942
		246,013
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Array Digital Infrastructure, Inc. (b)	87	3,155
Gogo, Inc. (a)	380	1,178
Spok Holdings, Inc.	65	665
Telephone & Data Systems, Inc.	490	18,135
T-Mobile U.S., Inc.	2,368	397,185
		420,318
TOTAL COMMON STOCKS (Cost $290,293,975)		372,560,796
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 39.2%
State Street Aggregate Bond Index Portfolio (c) (Cost $241,121,965)	2,723,419	$242,602,175
RIGHTS — 0.0% *
BIOTECHNOLOGY — 0.0% *
Mirati Therapeutics, Inc. (expiring 12/31/49) (a) (b) (Cost $25)	36	25
WARRANTS — 0.0% *
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% *
Opendoor Technologies, Inc. (expiring 11/20/26) (a) (b) (Cost $0)	372	126
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	2,664,770	2,664,770
State Street Navigator Securities Lending Portfolio II (c) (f)	3,297,324	3,297,324
TOTAL SHORT-TERM INVESTMENTS (Cost $5,962,094)		5,962,094
TOTAL INVESTMENTS — 100.4% (Cost $537,378,059)		621,125,216
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,763,371)
NET ASSETS — 100.0%		$618,361,845

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	1	09/18/2026	$148,403	$152,280	$3,877
E-mini S&P 500 Index (long)	5	09/18/2026	1,885,484	1,887,063	1,579
					$5,456
During the period ended June 30, 2026, the average notional value related to futures contracts was $1,515,905.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$372,560,387	$409	$—	$372,560,796
Mutual Funds and Exchange Traded Products	242,602,175	—	—	242,602,175
Rights	—	25	—	25
Warrants	126	—	—	126
Short-Term Investments	5,962,094	—	—	5,962,094
TOTAL INVESTMENTS	$621,124,782	$434	$—	$621,125,216
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$5,456	$—	$—	$5,456
TOTAL OTHER FINANCIAL INSTRUMENTS:	$5,456	$—	$—	$5,456
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Aggregate Bond Index Portfolio	2,703,584	$243,268,511	$29,021,049	$27,302,906	$(285,157)	$(2,099,322)	2,723,419	$242,602,175	$3,981,039
State Street Corp.	1,631	210,415	—	34,497	13,245	49,634	1,408	238,797	2,682
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,712,258	2,712,258	43,279,912	43,327,400	—	—	2,664,770	2,664,770	35,186
State Street Navigator Securities Lending Portfolio II	2,504,489	2,504,489	30,373,152	29,580,317	—	—	3,297,324	3,297,324	8,370
Total		$248,695,673	$102,674,113	$100,245,120	$(271,912)	$(2,049,688)		$248,803,066	$4,027,277
See accompanying notes to financial statements.
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 91.6%
AUSTRALIA — 0.3%
Anglogold Ashanti PLC	31,547	$2,555,769
BRAZIL — 3.5%
Ambev SA	272,285	856,948
Axia Energia SA	80,747	848,351
B3 SA - Brasil Bolsa Balcao	313,076	878,871
Banco Bradesco SA	95,323	290,429
Banco Bradesco SA Preference Shares	331,543	1,159,387
Banco BTG Pactual SA	73,848	771,730
Banco BTG Pactual SA Preference Shares	8	28
Banco do Brasil SA	109,096	419,653
BB Seguridade Participacoes SA	41,737	315,853
Caixa Seguridade Participacoes SA	34,500	131,376
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	147,518	844,757
Cia Energetica de Minas Gerais Preference Shares	101,558	213,282
Cia Paranaense de Energia - Copel	119,400	346,487
CPFL Energia SA	13,200	114,200
Embraer SA	42,000	664,168
Energisa SA	17,974	166,685
Eneva SA (a)	58,200	300,448
Engie Brasil Energia SA	17,061	114,807
Equatorial SA	65,230	490,742
Gerdau SA Preference Shares	77,958	312,980
Itau Unibanco Holding SA	30,800	263,433
Itau Unibanco Holding SA Preference Shares	337,809	2,752,883
Itausa SA Preference Shares	362,692	937,571
Klabin SA	48,386	156,489
Localiza Rent a Car SA	55,237	443,309
MBRF Global Foods Co. SA	39,274	136,808
Motiva Infraestrutura de Mobilidade SA	59,369	167,694
NU Holdings Ltd. Class A (a)	227,700	3,042,072
Petroleo Brasileiro SA - Petrobras	232,614	1,877,648
Petroleo Brasileiro SA - Petrobras Preference Shares	272,298	1,988,594
Porto Seguro SA	11,500	117,578
PRIO SA (a)	51,100	514,855
Raia Drogasil SA	84,036	272,925
Rede D'Or Sao Luiz SA (b)	48,100	322,559
Rumo SA	79,000	204,981
StoneCo Ltd. Class A (c)	13,000	140,920
Suzano SA	41,724	320,430
Telefonica Brasil SA	48,780	319,957
TIM SA	51,500	217,604
Ultrapar Participacoes SA	46,664	234,945
Vale SA	221,628	3,334,729
Vibra Energia SA	66,473	383,867
WEG SA	92,360	837,065
Security Description	Shares	Value
XP, Inc. Class A	24,700	$401,622
		28,631,720
CHILE — 0.4%
Banco de Chile	2,799,901	548,080
Banco de Credito e Inversiones SA	5,195	341,240
Banco Santander Chile	4,201,034	343,975
Cencosud SA	75,743	174,963
Empresas Copec SA	22,934	143,037
Enel Chile SA	1,665,961	146,344
Falabella SA	42,015	262,271
Latam Airlines Group SA	21,749,410	632,366
Plaza SA	47,211	194,559
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	8,797	653,029
		3,439,864
CHINA — 14.7%
360 Security Technology, Inc. Class A	3,500	4,481
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,100	3,058
3SBio, Inc. (b)	115,900	249,622
AAC Technologies Holdings, Inc.	46,500	253,193
Accelink Technologies Co. Ltd. Class A (a)	400	15,141
Advanced Micro-Fabrication Equipment, Inc. China Class A	461	31,818
AECC Aviation Power Co. Ltd. Class A	1,700	9,602
Agricultural Bank of China Ltd. Class A	58,600	52,402
Agricultural Bank of China Ltd. Class H	1,685,500	1,147,732
Aier Eye Hospital Group Co. Ltd. Class A	4,636	5,641
Air China Ltd. Class A (a)	8,700	7,754
Airtac International Group	8,650	362,493
Akeso, Inc. (a) (b) (c)	41,000	460,345
Alibaba Group Holding Ltd.	1,043,256	12,352,168
Alibaba Health Information Technology Ltd. (a) (c)	336,500	132,162
Aluminum Corp. of China Ltd. Class A	8,500	10,293
Aluminum Corp. of China Ltd. Class H	226,000	214,990
Angel Yeast Co. Ltd. Class A	600	3,200
Anhui Conch Cement Co. Ltd. Class A	2,500	6,243
Anhui Conch Cement Co. Ltd. Class H (c)	73,500	157,178
Anhui Gujing Distillery Co. Ltd. Class A	300	3,527
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (a)	900	3,425
See accompanying notes to financial statements.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Anker Innovations Technology Co. Ltd. Class A	100	$1,539
ANTA Sports Products Ltd.	79,200	717,562
Avary Holding Shenzhen Co. Ltd. Class A	1,300	20,182
BAIC BluePark New Energy Technology Co. Ltd. Class A (a)	700	502
Baidu, Inc. Class A (a)	130,550	1,824,559
Bank of Beijing Co. Ltd. Class A	6,640	4,793
Bank of Changsha Co. Ltd. Class A	4,200	5,389
Bank of Chengdu Co. Ltd. Class A	400	1,043
Bank of China Ltd. Class A	27,400	23,089
Bank of China Ltd. Class H	4,177,000	2,657,880
Bank of Communications Co. Ltd. Class A	33,812	32,029
Bank of Communications Co. Ltd. Class H	526,000	452,081
Bank of Hangzhou Co. Ltd. Class A	3,000	6,386
Bank of Jiangsu Co. Ltd. Class A	9,036	14,350
Bank of Nanjing Co. Ltd. Class A	7,540	10,986
Bank of Ningbo Co. Ltd. Class A	3,300	14,434
Bank of Shanghai Co. Ltd. Class A	7,008	8,961
Baoshan Iron & Steel Co. Ltd. Class A	10,800	8,639
Beijing Enterprises Holdings Ltd.	30,500	104,544
Beijing Kingsoft Office Software, Inc. Class A	229	7,187
Beijing New Building Materials PLC Class A	800	2,132
Beijing Tong Ren Tang Co. Ltd. Class A	700	2,383
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A (a)	385	1,530
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	22,900	15,282
Bilibili, Inc. Class Z (a) (c)	16,160	271,392
Biwin Storage Technology Co. Ltd. Class A	298	21,719
BOC Aviation Ltd. (b)	12,000	124,330
BOE Technology Group Co. Ltd. Class A	18,100	23,145
Bosideng International Holdings Ltd.	272,000	148,451
BYD Co. Ltd. Class A	3,700	43,443
BYD Co. Ltd. Class H	230,100	2,125,815
BYD Electronic International Co. Ltd. (c)	47,000	125,380
C&D International Investment Group Ltd. (c)	54,641	94,064
Caitong Securities Co. Ltd. Class A	4,000	5,097
Cambricon Technologies Corp. Ltd. Class A	277	65,110
CGN Power Co. Ltd. Class H (b)	629,700	215,198
Changchun High-Tech Industry Group Co. Ltd. Class A	200	1,962
Security Description	Shares	Value
Changjiang Securities Co. Ltd. Class A	4,400	$6,320
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	100	1,335
Chaozhou Three-Circle Group Co. Ltd. Class A	900	22,129
China CITIC Bank Corp. Ltd. Class H	492,000	417,212
China Coal Energy Co. Ltd. Class H	110,000	138,165
China Construction Bank Corp. Class A	10,700	15,180
China Construction Bank Corp. Class H	5,247,500	5,400,033
China CSSC Holdings Ltd. Class A (a)	3,800	18,916
China Eastern Airlines Corp. Ltd. Class A (a)	8,500	4,771
China Energy Engineering Corp. Ltd. Class A	16,000	6,293
China Everbright Bank Co. Ltd. Class A	22,900	9,750
China Feihe Ltd. (b)	209,000	74,623
China Galaxy Securities Co. Ltd. Class A	1,900	3,518
China Galaxy Securities Co. Ltd. Class H	209,500	196,622
China Gas Holdings Ltd.	159,991	105,681
China Gold International Resources Corp. Ltd.	14,600	228,065
China Greatwall Technology Group Co. Ltd. Class A (a)	1,600	4,490
China Hongqiao Group Ltd.	203,000	519,275
China International Capital Corp. Ltd. Class A	1,600	8,521
China International Capital Corp. Ltd. Class H (b)	108,400	290,281
China Jushi Co. Ltd. Class A	1,929	20,711
China Life Insurance Co. Ltd. Class A	1,800	9,374
China Life Insurance Co. Ltd. Class H	466,000	1,584,224
China Longyuan Power Group Corp. Ltd. Class H	148,000	94,363
China Mengniu Dairy Co. Ltd.	188,000	385,731
China Merchants Bank Co. Ltd. Class A	13,100	68,511
China Merchants Bank Co. Ltd. Class H	237,000	1,357,558
China Merchants Energy Shipping Co. Ltd. Class A	5,200	13,460
China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	2,400	3,239
China Merchants Port Holdings Co. Ltd.	73,455	115,586
See accompanying notes to financial statements.
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
China Merchants Securities Co. Ltd. Class A	2,350	$7,305
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	4,512	4,274
China Minsheng Banking Corp. Ltd. Class A	11,800	5,598
China Minsheng Banking Corp. Ltd. Class H	394,200	157,840
China National Building Material Co. Ltd. Class H	223,639	152,286
China National Chemical Engineering Co. Ltd. Class A	3,000	3,248
China National Nuclear Power Co. Ltd. Class A	10,200	13,569
China Nonferrous Mining Corp. Ltd.	79,000	113,331
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,100	7,787
China Oilfield Services Ltd. Class H	104,000	82,887
China Overseas Land & Investment Ltd.	236,000	362,936
China Pacific Insurance Group Co. Ltd. Class A	2,900	12,184
China Pacific Insurance Group Co. Ltd. Class H	166,000	568,994
China Petroleum & Chemical Corp. Class A	16,000	10,513
China Petroleum & Chemical Corp. Class H	1,422,000	725,321
China Power International Development Ltd.	217,000	75,819
China Railway Group Ltd. Class A	10,200	6,266
China Railway Group Ltd. Class H	252,000	106,365
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	700	5,722
China Resources Beer Holdings Co. Ltd.	97,333	264,121
China Resources Gas Group Ltd.	54,100	101,135
China Resources Land Ltd.	179,000	684,770
China Resources Microelectronics Ltd. Class A	656	9,427
China Resources Mixc Lifestyle Services Ltd. (b)	40,600	189,900
China Resources Power Holdings Co. Ltd. (c)	132,000	284,803
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	351	1,163
China Ruyi Holdings Ltd. (a) (c)	672,000	127,681
China Shenhua Energy Co. Ltd. Class A	3,000	17,254
China Shenhua Energy Co. Ltd. Class H (c)	211,500	1,082,036
China Southern Airlines Co. Ltd. Class A (a)	5,600	4,273
China State Construction Engineering Corp. Ltd. Class A	17,600	11,253
Security Description	Shares	Value
China Taiping Insurance Holdings Co. Ltd.	92,400	$212,323
China Three Gorges Renewables Group Co. Ltd. Class A	17,900	9,783
China Tourism Group Duty Free Corp. Ltd. Class A	500	3,956
China Tower Corp. Ltd. Class H (b)	282,100	316,920
China Tungsten & Hightech Materials Co. Ltd. Class A (a)	1,400	19,742
China United Network Communications Ltd. Class A	12,100	7,130
China Vanke Co. Ltd. Class A (a)	3,700	1,613
China Yangtze Power Co. Ltd. Class A	15,505	60,462
China Zheshang Bank Co. Ltd. Class A	8,510	3,297
Chongqing Changan Automobile Co. Ltd. Class A	4,094	4,324
Chongqing Rural Commercial Bank Co. Ltd. Class A	7,300	6,571
Chongqing Rural Commercial Bank Co. Ltd. Class H	130,000	95,817
Chongqing Zhifei Biological Products Co. Ltd. Class A (a)	1,150	1,980
Chow Tai Fook Jewellery Group Ltd. (c)	117,200	162,901
CITIC Ltd.	266,000	359,888
CITIC Securities Co. Ltd. Class A	5,830	24,675
CITIC Securities Co. Ltd. Class H	94,225	327,539
CMOC Group Ltd. Class A	9,500	24,562
CMOC Group Ltd. Class H	222,000	429,729
CNGR Advanced Material Co. Ltd. Class A	420	2,707
CNPC Capital Co. Ltd. Class A	200	194
Contemporary Amperex Technology Co. Ltd. Class A	3,080	178,325
Contemporary Amperex Technology Co. Ltd. Class H (c)	10,800	966,788
COSCO Shipping Energy Transportation Co. Ltd. Class A	1,700	4,493
COSCO Shipping Energy Transportation Co. Ltd. Class H (c)	74,000	130,504
COSCO Shipping Holdings Co. Ltd. Class A	6,200	12,111
COSCO Shipping Holdings Co. Ltd. Class H (c)	153,974	255,444
CRRC Corp. Ltd. Class A	12,012	9,202
CRRC Corp. Ltd. Class H	259,000	148,292
CSC Financial Co. Ltd. Class A	2,100	8,993
CSPC Pharmaceutical Group Ltd.	496,240	441,057
Daqin Railway Co. Ltd. Class A	5,800	3,939
Dongfang Electric Corp. Ltd. Class A	1,900	8,053
Dongxing Securities Co. Ltd. Class A	2,700	5,406
See accompanying notes to financial statements.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
East Money Information Co. Ltd. Class A	7,579	$22,755
Eastroc Beverage Group Co. Ltd. Class A	364	6,619
Ecovacs Robotics Co. Ltd. Class A (a)	300	2,243
Empyrean Technology Co. Ltd. Class A	200	3,519
ENN Energy Holdings Ltd.	47,500	245,070
ENN Natural Gas Co. Ltd. Class A	1,300	3,026
Eoptolink Technology, Inc. Ltd. Class A	868	77,619
Eve Energy Co. Ltd. Class A	981	9,398
Everbright Securities Co. Ltd. Class A	2,199	4,675
Far East Horizon Ltd.	146,000	99,604
Focus Media Information Technology Co. Ltd. Class A	9,200	6,560
Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,894	9,252
Founder Securities Co. Ltd. Class A	4,100	4,349
Foxconn Industrial Internet Co. Ltd. Class A	7,300	77,592
Full Truck Alliance Co. Ltd. ADR	42,600	345,912
Fuyao Glass Industry Group Co. Ltd. Class A	1,200	8,917
Fuyao Glass Industry Group Co. Ltd. Class H (b)	36,456	238,018
Ganfeng Lithium Group Co. Ltd. Class A	820	7,900
Ganfeng Lithium Group Co. Ltd. Class H (b)	29,000	186,010
GCL Technology Holdings Ltd. (a) (c)	1,469,000	129,253
GD Power Development Co. Ltd. Class A	7,900	5,435
GDS Holdings Ltd. Class A (a) (c)	67,300	242,354
Geely Automobile Holdings Ltd.	401,000	862,129
GEM Co. Ltd. Class A	3,900	3,798
Genscript Biotech Corp. (a)	72,000	112,287
GF Securities Co. Ltd. Class A	1,400	4,826
GF Securities Co. Ltd. Class H	64,200	139,091
Giant Biogene Holding Co. Ltd. (b) (c)	26,200	88,536
GigaDevice Semiconductor, Inc. Class A	492	59,072
GoerTek, Inc. Class A	600	1,991
Goldwind Science & Technology Co. Ltd. Class A	1,700	5,986
Gotion High-tech Co. Ltd. Class A	900	3,647
Great Wall Motor Co. Ltd. Class H	138,500	155,595
Gree Electric Appliances, Inc. of Zhuhai Class A	900	4,972
Guangdong Haid Group Co. Ltd. Class A	800	5,258
Guangdong Investment Ltd.	172,000	170,200
Security Description	Shares	Value
Guangzhou Automobile Group Co. Ltd. Class A (a)	3,000	$2,245
Guangzhou Tinci Materials Technology Co. Ltd. Class A	920	6,970
Guolian Minsheng Securities Co. Ltd. Class A	1,300	1,693
Guosen Securities Co. Ltd. Class A	600	883
Guotai Haitong Securities Co. Ltd.	5,768	15,465
Guotai Haitong Securities Co. Ltd. Class H (b)	138,832	262,897
Guoyuan Securities Co. Ltd. Class A	2,820	3,112
H World Group Ltd. ADR (c)	12,000	500,640
Haidilao International Holding Ltd. (b) (c)	98,000	132,715
Haier Smart Home Co. Ltd. Class A	3,100	9,321
Haier Smart Home Co. Ltd. Class H	146,200	372,489
Hainan Airlines Holding Co. Ltd. Class A (a)	21,200	4,216
Haitian International Holdings Ltd.	37,000	88,465
Hangzhou Chang Chuan Technology Co. Ltd. Class A	400	20,119
Hangzhou First Applied Material Co. Ltd. Class A	1,329	3,287
Hangzhou Silan Microelectronics Co. Ltd. Class A	200	1,610
Hangzhou Tigermed Consulting Co. Ltd. Class A (a)	200	1,414
Hansoh Pharmaceutical Group Co. Ltd. (b)	76,000	287,058
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	2,100	6,559
Henan Shuanghui Investment & Development Co. Ltd. Class A	1,997	6,590
Hengan International Group Co. Ltd.	36,500	101,187
Hengli Petrochemical Co. Ltd. Class A	4,700	12,262
Hengtong Optic-electric Co. Ltd. Class A	1,200	19,329
Hesai Group (a) (c)	6,900	114,031
Hgtech Co. Ltd. Class A	700	19,038
Hithink RoyalFlush Information Network Co. Ltd. Class A	280	9,941
Horizon Robotics (a) (c)	295,100	153,532
Hoshine Silicon Industry Co. Ltd. Class A	900	6,399
Hua Hong Grace Semiconductor Ltd. Class H (a) (b)	45,800	1,256,835
Huadian Power International Corp. Ltd. Class A	4,900	3,212
Huadong Medicine Co. Ltd. Class A	860	3,563
Huafon Chemical Co. Ltd. Class A	4,400	6,151
See accompanying notes to financial statements.
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Huaneng Power International, Inc. Class A	2,900	$3,243
Huaneng Power International, Inc. Class H (c)	250,000	174,699
Huaqin Co. Ltd. Class A	420	4,595
Huatai Securities Co. Ltd. Class A	3,618	10,990
Huatai Securities Co. Ltd. Class H (b) (c)	83,100	176,965
Huaxia Bank Co. Ltd. Class A	8,400	7,907
Huayu Automotive Systems Co. Ltd. Class A	1,600	3,658
Huizhou Desay Sv Automotive Co. Ltd. Class A	200	2,401
Hunan Valin Steel Co. Ltd. Class A	3,400	1,738
Hundsun Technologies, Inc. Class A	471	1,470
Hygon Information Technology Co. Ltd. Class A	1,473	80,355
IEIT Systems Co. Ltd. Class A	548	5,651
Iflytek Co. Ltd. Class A	1,150	6,919
Imeik Technology Development Co. Ltd. Class A	240	3,083
Industrial & Commercial Bank of China Ltd. Class A	43,242	45,038
Industrial & Commercial Bank of China Ltd. Class H	4,063,000	3,331,411
Industrial Bank Co. Ltd. Class A	10,599	25,857
Industrial Securities Co. Ltd. Class A	4,300	3,826
Ingenic Semiconductor Co. Ltd. Class A	200	7,334
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (a)	21,600	7,096
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	100	341
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (a)	4,200	2,760
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	3,100	10,942
Inner Mongolia Yitai Coal Co. Ltd. Class B	57,300	151,215
Innovent Biologics, Inc. (a) (b)	90,000	913,537
Isoftstone Information Technology Group Co. Ltd. Class A	200	1,251
J&T Global Express Ltd. (a) (c)	140,200	149,460
JA Solar Technology Co. Ltd. Class A (a)	1,680	2,005
JCET Group Co. Ltd. Class A	900	13,729
JD Health International, Inc. (a) (b)	67,550	282,878
JD Logistics, Inc. (a) (b)	118,000	176,803
JD.com, Inc. Class A	143,122	1,811,371
Jiangsu Eastern Shenghong Co. Ltd. Class A (a)	3,300	5,566
Jiangsu Hengli Hydraulic Co. Ltd. Class A	664	10,521
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,044	23,337
Security Description	Shares	Value
Jiangsu Yanghe Distillery Co. Ltd. Class A	900	$5,058
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,700	15,197
Jiangxi Copper Co. Ltd. Class A	1,000	6,379
Jiangxi Copper Co. Ltd. Class H	63,000	248,399
Jinko Solar Co. Ltd. Class A (a)	4,945	3,460
Kanzhun Ltd. ADR	22,200	285,714
KE Holdings, Inc. Class A	124,000	593,906
Kingdee International Software Group Co. Ltd. (a)	181,000	136,638
Kingsoft Corp. Ltd.	63,200	178,751
Kuaishou Technology (b)	160,900	853,532
Kuang-Chi Technologies Co. Ltd. Class A	1,100	4,913
Kunlun Energy Co. Ltd.	236,000	193,506
Kweichow Moutai Co. Ltd. Class A	899	157,006
Laopu Gold Co. Ltd. Class H (c)	2,400	106,013
LB Group Co. Ltd. Class A	1,200	2,913
Lenovo Group Ltd.	480,000	1,409,019
Lens Technology Co. Ltd. Class A	3,400	26,877
Li Auto, Inc. Class A (a)	74,600	438,351
Li Ning Co. Ltd.	148,000	277,805
Lingyi iTech Guangdong Co. Class A	3,500	8,941
Longfor Group Holdings Ltd. (b) (c)	123,754	94,369
LONGi Green Energy Technology Co. Ltd. Class A (a)	2,024	3,912
Loongson Technology Corp. Ltd. Class A (a)	198	4,512
Luxshare Precision Industry Co. Ltd. Class A	4,571	47,407
Luzhou Laojiao Co. Ltd. Class A	700	7,994
Mango Excellent Media Co. Ltd. Class A	340	733
Meituan Class B (a) (b)	314,330	2,745,660
Metallurgical Corp. of China Ltd. Class A	8,800	3,163
Midea Group Co. Ltd. Class A	1,600	17,803
Midea Group Co. Ltd. Class H (c)	26,100	274,910
MINISO Group Holding Ltd.	2,800	8,419
MINISO Group Holding Ltd. ADR (c)	6,396	77,136
MMG Ltd. (a) (c)	260,000	230,093
Montage Technology Co. Ltd. Class A	639	29,173
Muyuan Foods Group Co. Ltd. Class A	2,676	13,794
NARI Technology Co. Ltd. Class A	3,141	10,573
National Silicon Industry Group Co. Ltd. Class A (a)	668	3,926
NAURA Technology Group Co. Ltd. Class A	470	61,247
NetEase, Inc.	109,625	2,829,375
NetEase, Inc. ADR	1	128
See accompanying notes to financial statements.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
New China Life Insurance Co. Ltd. Class A	600	$5,273
New China Life Insurance Co. Ltd. Class H	59,200	347,407
New Hope Liuhe Co. Ltd. Class A	100	92
New Oriental Education & Technology Group, Inc.	80,800	369,687
Ningbo Deye Technology Corp. Class A	509	7,962
Ningbo Orient Wires & Cables Co. Ltd. Class A	600	3,669
Ningbo Sanxing Medical Electric Co. Ltd. Class A	700	1,541
Ningbo Tuopu Group Co. Ltd. Class A	870	7,231
Ningxia Baofeng Energy Group Co. Ltd. Class A	3,600	10,782
NIO, Inc. Class A (a)	110,330	545,034
Nongfu Spring Co. Ltd. Class H (b)	111,200	561,810
OmniVision Integrated Circuits Group, Inc.	575	8,035
Orient Securities Co. Ltd. Class A	3,692	5,134
PDD Holdings, Inc. ADR (a)	35,500	2,707,940
People's Insurance Co. Group of China Ltd. Class A	4,700	4,681
People's Insurance Co. Group of China Ltd. Class H	555,000	331,922
PetroChina Co. Ltd. Class A	10,700	13,682
PetroChina Co. Ltd. Class H	1,320,000	1,427,382
Pharmaron Beijing Co. Ltd. Class A	1,275	5,434
PICC Property & Casualty Co. Ltd. Class H	433,000	790,681
Ping An Bank Co. Ltd. Class A	8,300	12,289
Ping An Insurance Group Co. of China Ltd. Class A	7,300	51,341
Ping An Insurance Group Co. of China Ltd. Class H	407,000	2,649,479
Piotech, Inc. Class A	272	33,339
Poly Developments & Holdings Group Co. Ltd. Class A	7,600	5,184
Pony AI, Inc. Class A (a)	11,400	79,372
Pop Mart International Group Ltd. (b) (c)	32,000	631,264
Postal Savings Bank of China Co. Ltd. Class A	14,900	10,822
Postal Savings Bank of China Co. Ltd. Class H (b)	536,000	312,357
Power Construction Corp. of China Ltd. Class A	8,500	5,885
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	3,000	13,343
Range Intelligent Computing Technology Group Co. Ltd. Class A	1,000	12,238
Remegen Co. Ltd. Class H (a) (b)	11,000	104,220
RoboTechnik Intelligent Technology Co. Ltd. Class A	100	9,119
Security Description	Shares	Value
Rockchip Electronics Co. Ltd. Class A	200	$5,550
Rongsheng Petrochemical Co. Ltd. Class A	5,155	8,164
SAIC Motor Corp. Ltd. Class A	3,800	5,464
Sailun Group Co. Ltd. Class A	3,000	5,096
Sanan Optoelectronics Co. Ltd. Class A	2,500	7,815
Sany Heavy Industry Co. Ltd. Class A	4,155	10,577
Satellite Chemical Co. Ltd. Class A	1,686	5,834
SDIC Capital Co. Ltd. Class A	600	579
SDIC Power Holdings Co. Ltd. Class A	4,900	9,608
SenseTime Group, Inc. Class B (a) (b) (c)	1,705,000	291,340
Seres Group Co. Ltd. Class A	800	7,219
SF Holding Co. Ltd. Class A	2,400	11,052
SG Micro Corp. Class A	340	7,187
Shaanxi Coal Industry Co. Ltd. Class A	4,800	14,390
Shandong Gold Mining Co. Ltd. Class A	1,828	6,218
Shandong Gold Mining Co. Ltd. Class H (b)	56,750	120,852
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	150	529
Shandong Nanshan Aluminum Co. Ltd. Class A	10,389	6,107
Shandong Sun Paper Industry JSC Ltd. Class A	1,400	2,576
Shanghai Baosight Software Co. Ltd. Class A	1,100	2,695
Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	198	3,112
Shanghai Electric Group Co. Ltd. Class A (a)	7,000	7,219
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,020	3,376
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	1,400	3,176
Shanghai Pudong Development Bank Co. Ltd. Class A	22,900	29,047
Shanghai Putailai New Energy Technology Group Co. Ltd.	1,554	6,623
Shanghai RAAS Blood Products Co. Ltd. Class A	2,800	1,790
Shanghai Rural Commercial Bank Co. Ltd. Class A	4,800	5,296
Shanghai United Imaging Healthcare Co. Ltd. Class A	210	3,132
Shanjin International Gold Co. Ltd. Class A	1,360	3,406
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,500	3,156
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	580	9,345
See accompanying notes to financial statements.
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Sharetronic Data Technology Co. Ltd. Class A	300	$15,022
Shenergy Co. Ltd. Class A	100	129
Shengyi Technology Co. Ltd. Class A	1,700	43,427
Shennan Circuits Co. Ltd. Class A	508	34,268
Shenwan Hongyuan Group Co. Ltd. Class A	5,500	3,565
Shenzhen Inovance Technology Co. Ltd. Class A	650	6,352
Shenzhen Longsys Electronics Co. Ltd. Class A	200	20,737
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	600	12,006
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	400	2,475
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	800	3,758
Shenzhen Techwinsemi Technology Co. Ltd. Class A	100	13,891
Shenzhen Transsion Holdings Co. Ltd. Class A	563	4,889
Shenzhou International Group Holdings Ltd.	49,600	248,947
Sichuan Chuantou Energy Co. Ltd. Class A	2,400	5,010
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	800	4,540
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H (a)	3,400	189,119
Sichuan Road & Bridge Group Co. Ltd. Class A	1,000	1,152
Sino Biopharmaceutical Ltd.	616,000	346,409
Sinopharm Group Co. Ltd. Class H	79,200	160,681
Sinotruk Hong Kong Ltd.	50,500	248,184
Smoore International Holdings Ltd. (b) (c)	110,000	98,469
SooChow Securities Co. Ltd. Class A	4,200	4,900
Spring Airlines Co. Ltd. Class A	300	2,014
Sungrow Power Supply Co. Ltd. Class A	1,300	30,455
Sunny Optical Technology Group Co. Ltd.	42,800	332,923
Sunwoda Electronic Co. Ltd. Class A	900	2,518
SUPCON Technology Co. Ltd. Class A	8	138
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A (a)	1,200	46,379
Suzhou TFC Optical Communication Co. Ltd. Class A	537	23,945
TAL Education Group ADR (a)	24,800	237,336
Security Description	Shares	Value
TBEA Co. Ltd. Class A	2,473	$8,197
TCL Technology Group Corp. Class A	10,420	8,934
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A (a)	3,150	5,578
Tencent Holdings Ltd.	383,800	21,034,964
Tencent Music Entertainment Group ADR	36,500	304,775
Tianqi Lithium Corp. Class A (a)	700	6,324
Tianshan Aluminum Group Co. Ltd. Class A	3,000	4,742
Tianshui Huatian Technology Co. Ltd. Class A	2,500	8,217
Tingyi Cayman Islands Holding Corp.	116,000	144,666
Tongcheng Travel Holdings Ltd.	76,400	116,811
TongFu Microelectronics Co. Ltd. Class A	800	8,942
Tongling Nonferrous Metals Group Co. Ltd. Class A	6,300	5,903
Tongwei Co. Ltd. Class A (a)	2,400	4,282
Trina Solar Co. Ltd. Class A (a)	1,727	3,592
Trip.com Group Ltd. (a)	36,717	1,458,932
Tsingtao Brewery Co. Ltd. Class A (a)	200	1,539
Tsingtao Brewery Co. Ltd. Class H	38,000	208,558
UBTech Robotics Corp. Ltd. Class H (a) (c)	13,050	171,070
Unigroup Guoxin Microelectronics Co. Ltd. Class A	379	4,955
Unisplendour Corp. Ltd. Class A	1,860	7,908
Verisilicon Microelectronics Shanghai Co. Ltd. Class A (a)	334	18,262
Victory Giant Technology Huizhou Co. Ltd. Class A	400	20,414
Vipshop Holdings Ltd. ADR	18,388	243,825
Wanhua Chemical Group Co. Ltd. Class A	1,500	15,117
Want Want China Holdings Ltd.	279,000	120,608
Weichai Power Co. Ltd. Class A	4,500	18,065
Weichai Power Co. Ltd. Class H	123,000	534,847
Wens Foodstuff Group Co. Ltd. Class A	3,240	5,881
Western Superconducting Technologies Co. Ltd. Class A	321	2,970
Wintime Energy Group Co. Ltd. Class A (a)	10,800	2,562
Wuhan Guide Infrared Co. Ltd. Class A (a)	3,249	6,347
Wuliangye Yibin Co. Ltd. Class A	2,000	21,803
WUS Printed Circuit Kunshan Co. Ltd. Class A	980	22,060
WuXi AppTec Co. Ltd. Class A	1,233	22,617
WuXi AppTec Co. Ltd. Class H (b)	24,891	487,850
Wuxi Biologics Cayman, Inc. (a) (b)	221,000	975,077
WuXi XDC Cayman, Inc. (a) (c)	22,918	166,726
See accompanying notes to financial statements.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
XCMG Construction Machinery Co. Ltd. Class A	7,600	$9,058
Xiamen Tungsten Co. Ltd. Class A	1,100	13,807
Xiaomi Corp. Class B (a) (b)	1,070,100	2,952,922
Xinyi Solar Holdings Ltd. (c)	267,846	70,360
XPeng, Inc. Class A (a)	79,000	510,243
XtalPi Holdings Ltd. (a) (c)	99,000	96,576
Yadea Group Holdings Ltd. (b)	72,238	82,076
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	200	16,084
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H (b) (c)	25,000	814,200
Yankuang Energy Group Co. Ltd. Class A	3,295	8,626
Yankuang Energy Group Co. Ltd. Class H (c)	200,000	281,814
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	600	13,480
Yealink Network Technology Corp. Ltd. Class A	600	2,989
Yonyou Network Technology Co. Ltd. Class A (a)	678	917
YTO Express Group Co. Ltd. Class A	1,500	3,480
Yum China Holdings, Inc.	21,200	863,999
Yunnan Aluminium Co. Ltd. Class A	1,700	5,545
Yunnan Baiyao Group Co. Ltd. Class A	1,078	7,523
Yunnan Yuntianhua Co. Ltd. Class A	900	4,031
Yutong Bus Co. Ltd. Class A	1,100	4,345
Zangge Mining Co. Ltd. Class A	800	8,170
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	300	4,830
Zhaojin Mining Industry Co. Ltd. Class H	104,000	217,362
Zhejiang Century Huatong Group Co. Ltd. Class A	5,100	10,594
Zhejiang China Commodities City Group Co. Ltd. Class A	2,700	4,041
Zhejiang Chint Electrics Co. Ltd. Class A	1,100	4,063
Zhejiang Dahua Technology Co. Ltd. Class A	1,600	3,887
Zhejiang Huayou Cobalt Co. Ltd. Class A	880	6,256
Zhejiang Juhua Co. Ltd. Class A	300	2,343
Zhejiang Leapmotor Technology Co. Ltd. Class H (a) (b) (c)	29,900	131,465
Zhejiang Longsheng Group Co. Ltd. Class A	1,600	2,854
Zhejiang NHU Co. Ltd. Class A	1,516	6,347
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	900	5,811
Zhejiang Weiming Environment Protection Co. Ltd. Class A	996	2,257
Security Description	Shares	Value
Zhejiang Zheneng Electric Power Co. Ltd. Class A	7,600	$5,889
Zheshang Securities Co. Ltd. Class A	3,700	5,178
Zhongji Innolight Co. Ltd. Class A	760	142,192
Zhongjin Gold Corp. Ltd. Class A	2,400	6,382
Zhongtai Securities Co. Ltd. Class A (a)	600	470
Zhuzhou CRRC Times Electric Co. Ltd. Class H	25,700	131,285
Zijin Mining Group Co. Ltd. Class A	13,100	48,517
Zijin Mining Group Co. Ltd. Class H	376,000	1,313,738
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	3,500	3,594
ZTE Corp. Class A (a)	2,000	10,663
ZTE Corp. Class H (c)	44,800	130,480
ZTO Express Cayman, Inc.	25,200	551,427
		119,487,996
COLOMBIA — 0.1%
Grupo Cibest SA	15,493	350,479
Interconexion Electrica SA ESP	26,006	222,498
		572,977
CZECH REPUBLIC — 0.1%
CEZ AS	8,101	474,019
Komercni Banka AS	4,513	206,771
Moneta Money Bank AS (b)	15,367	134,804
		815,594
EGYPT — 0.1%
Commercial International Bank - Egypt (CIB)	149,407	387,262
Eastern Co. SAE	76,422	58,260
Talaat Moustafa Group	44,233	84,968
		530,490
GREECE — 0.5%
Allwyn AG	11,017	175,333
Alpha Bank SA	99,824	450,923
Eurobank SA	150,861	718,377
FF Group (a) (d)	3,869	—
GEK Terna SA	3,621	182,155
Hellenic Telecommunications Organization SA	10,014	222,454
Jumbo SA	6,875	176,382
National Bank of Greece SA	51,896	895,034
Piraeus Bank SA (a)	67,100	697,190
Public Power Corp. SA	16,558	435,407
		3,953,255
HONG KONG — 0.1%
China Huishan Dairy Holdings Co. Ltd. (a) (d)	406,100	—
Kingboard Laminates Holdings Ltd. (c)	64,500	815,498
See accompanying notes to financial statements.
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Orient Overseas International Ltd. (c)	8,000	$124,457
Zijin Gold International Co. Ltd.	21,200	239,249
		1,179,204
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (a)	24,248	288,190
OTP Bank Nyrt	13,571	2,003,083
Richter Gedeon Nyrt	8,317	321,926
		2,613,199
INDIA — 10.6%
ABB India Ltd.	3,257	241,921
Adani Enterprises Ltd.	11,206	359,411
Adani Ports & Special Economic Zone Ltd.	31,848	609,043
Adani Power Ltd. (a)	190,050	449,272
Aditya Birla Capital Ltd. (a)	46,307	191,742
Alkem Laboratories Ltd.	2,888	169,938
Ambuja Cements Ltd.	38,685	172,401
APL Apollo Tubes Ltd.	11,222	212,054
Apollo Hospitals Enterprise Ltd.	6,429	589,661
Ashok Leyland Ltd.	173,201	288,550
Asian Paints Ltd.	23,632	658,015
Astral Ltd.	7,465	105,328
AU Small Finance Bank Ltd. (b)	34,105	373,643
Aurobindo Pharma Ltd.	16,067	267,962
Avenue Supermarts Ltd. (a) (b)	9,594	444,000
Axis Bank Ltd.	143,798	2,044,280
Bajaj Auto Ltd.	4,132	424,118
Bajaj Finance Ltd.	155,836	1,654,113
Bajaj Finserv Ltd.	23,660	444,962
Bajaj Holdings & Investment Ltd.	1,679	188,070
Balkrishna Industries Ltd.	4,813	110,864
Bank of Baroda	60,995	175,526
Bharat Electronics Ltd.	218,271	949,558
Bharat Forge Ltd.	14,724	333,511
Bharat Heavy Electricals Ltd.	74,217	324,674
Bharat Petroleum Corp. Ltd.	100,208	321,345
Bharti Airtel Ltd.	171,169	3,348,924
Bosch Ltd.	456	192,210
Britannia Industries Ltd.	6,676	362,967
BSE Ltd. (a)	12,293	502,012
Canara Bank	109,200	144,802
CG Power & Industrial Solutions Ltd.	43,303	435,575
Cholamandalam Investment & Finance Co. Ltd.	26,240	496,144
Cipla Ltd.	34,001	526,365
Coal India Ltd.	93,824	435,178
Colgate-Palmolive India Ltd.	7,218	152,346
Coromandel International Ltd.	7,410	156,954
Cummins India Ltd.	8,174	488,711
Dabur India Ltd.	32,538	145,127
Divi's Laboratories Ltd.	7,358	511,398
Dixon Technologies India Ltd.	2,242	282,326
DLF Ltd.	37,685	246,851
Security Description	Shares	Value
Dr. Reddy's Laboratories Ltd.	32,591	$467,249
Eicher Motors Ltd.	8,448	631,288
Eternal Ltd. (a)	148,600	415,382
Federal Bank Ltd.	111,055	387,219
Fortis Healthcare Ltd.	30,225	305,559
FSN E-Commerce Ventures Ltd. (a)	78,524	257,865
GAIL India Ltd.	142,527	261,178
GE Vernova T&D India Ltd.	7,885	411,831
GMR Airports Ltd. (a)	163,421	193,515
Godrej Consumer Products Ltd.	24,138	257,550
Godrej Properties Ltd. (a)	9,464	186,623
Grasim Industries Ltd.	16,766	549,073
Havells India Ltd.	13,326	163,206
HCL Technologies Ltd.	56,721	642,239
HDFC Asset Management Co. Ltd. (b)	11,874	332,818
HDFC Bank Ltd.	710,410	5,988,582
HDFC Life Insurance Co. Ltd. (b)	59,809	363,844
Hero MotoCorp Ltd.	7,395	374,544
Hindalco Industries Ltd.	80,523	813,747
Hindustan Aeronautics Ltd.	10,182	471,265
Hindustan Petroleum Corp. Ltd.	59,256	246,924
Hindustan Unilever Ltd.	44,234	989,834
Hitachi Energy India Ltd.	806	297,337
ICICI Bank Ltd.	330,574	4,802,571
ICICI Lombard General Insurance Co. Ltd. (b)	15,047	276,861
ICICI Prudential Life Insurance Co. Ltd. (b)	22,301	114,958
IDFC First Bank Ltd.	259,622	218,018
Indian Bank	16,405	141,531
Indian Hotels Co. Ltd.	52,605	396,766
Indian Oil Corp. Ltd.	181,202	266,810
Indus Towers Ltd. (a)	78,752	325,878
IndusInd Bank Ltd.	35,511	346,711
Info Edge India Ltd.	22,065	227,972
Infosys Ltd.	190,081	2,008,869
InterGlobe Aviation Ltd. (b)	11,670	661,843
ITC Ltd.	185,216	561,467
Jindal Stainless Ltd.	20,386	149,171
Jindal Steel Ltd.	21,694	242,955
Jio Financial Services Ltd.	176,091	439,843
JSW Energy Ltd.	27,589	169,963
JSW Steel Ltd.	37,656	487,872
Kotak Mahindra Bank Ltd.	342,524	1,419,362
L&T Finance Ltd.	51,663	169,602
Larsen & Toubro Ltd.	42,166	1,845,689
Lodha Developers Ltd. (b)	18,815	189,872
LTM Ltd. (b)	4,600	171,931
Lupin Ltd.	15,018	383,784
Mahindra & Mahindra Ltd.	54,451	1,765,280
Mankind Pharma Ltd.	7,559	203,280
Marico Ltd.	32,119	283,751
Maruti Suzuki India Ltd.	7,510	1,119,851
Max Healthcare Institute Ltd.	45,905	547,633
See accompanying notes to financial statements.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Mphasis Ltd.	7,475	$170,697
MRF Ltd.	144	194,447
Multi Commodity Exchange of India Ltd.	7,609	228,064
Muthoot Finance Ltd.	7,487	237,070
National Aluminium Co. Ltd.	50,331	180,569
Nestle India Ltd.	36,530	542,284
NHPC Ltd.	182,925	157,168
NMDC Ltd.	189,666	170,634
NTPC Ltd.	268,763	1,012,630
Oberoi Realty Ltd.	7,892	147,504
Oil & Natural Gas Corp. Ltd.	157,052	389,732
Oil India Ltd.	30,221	133,117
One 97 Communications Ltd. (a)	23,656	285,270
Oracle Financial Services Software Ltd.	1,353	154,019
Page Industries Ltd.	377	164,765
PB Fintech Ltd. (a)	21,270	365,950
Persistent Systems Ltd.	6,735	307,832
Petronet LNG Ltd.	43,089	127,821
Phoenix Mills Ltd.	12,341	254,046
PI Industries Ltd.	4,667	125,975
Pidilite Industries Ltd.	18,884	317,737
Polycab India Ltd.	3,262	343,262
Power Finance Corp. Ltd.	87,578	392,561
Power Grid Corp. of India Ltd.	263,149	795,907
Prestige Estates Projects Ltd.	10,685	176,611
Punjab National Bank	143,926	162,219
REC Ltd.	75,914	291,759
Reliance Industries Ltd.	379,834	5,191,989
Samvardhana Motherson International Ltd.	267,988	419,314
SBI Cards & Payment Services Ltd.	17,803	111,566
SBI Life Insurance Co. Ltd. (b)	27,803	518,618
Shree Cement Ltd.	553	147,511
Shriram Finance Ltd.	86,946	957,236
Siemens Energy India Ltd.	5,183	201,678
Siemens Ltd. (a)	5,626	213,958
Solar Industries India Ltd.	1,378	272,168
SRF Ltd.	8,899	257,497
State Bank of India	115,691	1,255,067
Sun Pharmaceutical Industries Ltd.	55,418	1,090,401
Sundaram Finance Ltd.	4,150	197,581
Supreme Industries Ltd.	4,020	134,107
Suzlon Energy Ltd. (a)	654,019	406,954
Swiggy Ltd. (a)	81,393	205,807
Tata Communications Ltd.	6,913	143,914
Tata Consultancy Services Ltd.	51,035	1,095,278
Tata Consumer Products Ltd.	35,014	397,861
Tata Motors Ltd./new	119,418	533,578
Tata Motors Passenger Vehicles Ltd.	119,438	444,397
Tata Power Co. Ltd.	97,757	398,118
Tata Steel Ltd.	461,343	916,557
Tech Mahindra Ltd.	33,194	492,586
Security Description	Shares	Value
Titan Co. Ltd.	21,873	$1,017,642
Torrent Pharmaceuticals Ltd.	6,985	340,924
Torrent Power Ltd.	11,037	164,974
Trent Ltd.	16,422	569,486
Tube Investments of India Ltd.	6,679	213,744
TVS Motor Co. Ltd.	14,631	534,890
UltraTech Cement Ltd.	6,489	771,410
Union Bank of India Ltd.	93,082	169,558
United Spirits Ltd.	17,985	256,574
UPL Ltd.	31,197	188,252
Varun Beverages Ltd.	79,779	427,766
Vedanta Aluminium Metal Ltd. (a)	80,713	382,390
Vedanta Ltd.	84,299	250,024
Vishal Mega Mart Ltd. (a)	143,633	178,975
Vodafone Idea Ltd. (a)	1,645,032	251,294
Voltas Ltd.	12,679	171,127
WAAREE Energies Ltd.	5,191	161,611
Wipro Ltd.	146,717	264,097
Yes Bank Ltd. (a)	944,756	241,332
Zydus Lifesciences Ltd.	11,868	139,494
		86,009,573
INDONESIA — 0.4%
Astra International Tbk. PT	986,100	249,283
Bank Central Asia Tbk. PT	3,002,900	932,108
Bank Mandiri Persero Tbk. PT	2,182,500	469,945
Bank Negara Indonesia Persero Tbk. PT	884,600	156,339
Bank Rakyat Indonesia Persero Tbk. PT	3,691,813	563,683
Barito Pacific Tbk. PT (a)	1,363,942	98,024
Bumi Resources Minerals Tbk. PT (a)	3,303,200	87,568
Charoen Pokphand Indonesia Tbk. PT	428,500	81,482
GoTo Gojek Tokopedia Tbk. PT (a)	52,637,200	147,196
Telkom Indonesia Persero Tbk. PT	2,894,600	380,442
United Tractors Tbk. PT	90,600	116,544
		3,282,614
KUWAIT — 0.5%
Boubyan Bank KSCP	101,507	207,732
Gulf Bank KSCP	126,407	144,034
Kuwait Finance House KSCP	708,420	1,753,900
Mabanee Co. KPSC	43,320	129,065
Mobile Telecommunications Co. KSCP	118,193	232,723
National Bank of Kuwait SAKP	545,936	1,420,350
Warba Bank KSCP	140,498	126,530
		4,014,334
LUXEMBOURG — 0.0% *
Reinet Investments SCA	8,155	225,603
MALAYSIA — 0.8%
AMMB Holdings Bhd.	159,400	249,020
CelcomDigi Bhd.	213,900	140,064
CIMB Group Holdings Bhd.	481,436	874,909
See accompanying notes to financial statements.
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Gamuda Bhd.	308,311	$330,428
Hong Leong Bank Bhd.	38,400	201,535
IHH Healthcare Bhd.	104,900	216,103
IOI Corp. Bhd.	152,100	157,416
Kuala Lumpur Kepong Bhd.	29,410	152,622
Malayan Banking Bhd.	360,777	953,814
Maxis Bhd.	136,400	113,067
MISC Bhd.	81,300	155,522
Petronas Chemicals Group Bhd.	142,600	141,638
Petronas Gas Bhd.	46,900	201,057
Press Metal Aluminium Holdings Bhd.	228,400	430,193
Public Bank Bhd.	896,700	1,055,588
RHB Bank Bhd.	114,151	231,801
SD Guthrie Bhd.	121,636	178,390
Sunway Bhd.	164,100	206,861
Telekom Malaysia Bhd.	66,661	121,633
Tenaga Nasional Bhd.	161,600	565,947
YTL Power International Bhd.	185,000	189,650
		6,867,258
MEXICO — 1.7%
America Movil SAB de CV (c)	942,421	1,221,594
Arca Continental SAB de CV (c)	31,800	381,409
Cemex SAB de CV (c)	949,817	1,141,493
Coca-Cola Femsa SAB de CV (c)	32,335	342,137
Fibra Uno Administracion SA de CV REIT	169,958	291,502
Fomento Economico Mexicano SAB de CV (c)	105,880	1,350,938
Gruma SAB de CV Class B (c)	9,425	151,534
Grupo Aeroportuario del Centro Norte SAB de CV (c)	17,000	240,906
Grupo Aeroportuario del Pacifico SAB de CV Class B (c)	23,810	602,630
Grupo Aeroportuario del Sureste SAB de CV Class B (c)	10,785	329,782
Grupo Bimbo SAB de CV (c)	77,615	253,849
Grupo Carso SAB de CV (c)	33,504	250,584
Grupo Financiero Banorte SAB de CV Class O	149,603	1,580,212
Grupo Financiero Inbursa SAB de CV Class O (c)	97,026	230,769
Grupo Mexico SAB de CV (c)	182,436	2,069,740
Industrias Penoles SAB de CV	11,870	519,179
Kimberly-Clark de Mexico SAB de CV Class A (c)	89,689	198,793
Prologis Property Mexico SA de CV REIT	69,208	300,259
Promotora y Operadora de Infraestructura SAB de CV	11,140	177,086
Sigma Foods SAB de CV (c)	212,571	195,372
Southern Copper Corp. (c)	5,714	995,722
Wal-Mart de Mexico SAB de CV (c)	319,494	939,261
		13,764,751
Security Description	Shares	Value
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR	10,200	$298,758
Credicorp Ltd.	4,260	1,659,611
		1,958,369
PHILIPPINES — 0.3%
Ayala Corp.	14,485	98,659
Ayala Land, Inc.	385,100	92,871
Bank of the Philippine Islands	107,481	168,131
BDO Unibank, Inc.	143,574	277,229
International Container Terminal Services, Inc.	60,100	871,582
Manila Electric Co.	10,980	101,981
Metropolitan Bank & Trust Co.	104,617	110,805
PLDT, Inc.	4,296	79,102
SM Investments Corp.	13,010	125,076
SM Prime Holdings, Inc.	600,600	177,136
		2,102,572
POLAND — 0.9%
Allegro.eu SA (a) (b)	52,389	527,047
Asseco Poland SA	3,182	141,498
Bank Millennium SA (a)	39,210	203,986
Bank Polska Kasa Opieki SA	10,972	667,862
Budimex SA	736	144,347
CD Projekt SA (a)	3,878	231,513
Dino Polska SA (a) (b)	29,369	221,898
Erste Bank Polska SA	2,518	431,808
KGHM Polska Miedz SA	8,623	759,905
LPP SA	71	345,286
mBank SA (a)	904	328,041
ORLEN SA	36,337	1,223,849
PGE Polska Grupa Energetyczna SA (a)	52,651	132,228
Powszechna Kasa Oszczednosci Bank Polski SA	54,772	1,502,902
Powszechny Zaklad Ubezpieczen SA	36,099	630,197
Zabka Group SA (a)	24,332	176,073
		7,668,440
QATAR — 0.5%
Al Rayan Bank	357,733	201,808
Commercial Bank PSQC	191,756	213,244
Dukhan Bank	104,993	96,284
Industries Qatar QSC	96,483	291,489
Mesaieed Petrochemical Holding Co.	351,384	111,949
Nebras Energy	26,856	105,550
Ooredoo QPSC	57,872	210,603
Qatar Fuel QSC	34,755	134,591
Qatar Gas Transport Co. Ltd.	163,420	192,774
Qatar International Islamic Bank QSC	57,705	176,079
Qatar Islamic Bank QPSC	105,836	635,132
See accompanying notes to financial statements.
38

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Qatar National Bank QPSC	275,801	$1,306,665
		3,676,168
ROMANIA — 0.0% *
NEPI Rockcastle NV	38,576	344,736
RUSSIA — 0.0%
Novatek PJSC GDR (a) (d)	930	—
Ozon Holdings PLC ADR (a) (c) (d)	6,064	—
PhosAgro PJSC (a) (d)	106	—
PhosAgro PJSC GDR (a) (d)	16,519	—
Rosneft Oil Co. PJSC (a) (d)	3,075	—
Sberbank of Russia PJSC (a) (d)	20,240	—
TCS Group Holding PLC GDR (a) (d)	346	—
VK IPJSC GDR (a) (d)	12,460	—
		—
SAUDI ARABIA — 2.3%
ACWA Power Co. (a)	14,461	746,682
Ades Holding Co.	20,966	103,904
Al Rajhi Bank	183,525	3,218,966
Alinma Bank	90,543	588,968
Almarai Co. JSC	28,229	341,705
Arab National Bank	57,402	316,863
Arabian Internet & Communications Services Co.	1,485	80,748
Bank AlBilad	46,902	304,466
Bank Al-Jazira	39,062	120,704
Banque Saudi Fransi	74,858	386,523
Bupa Arabia for Cooperative Insurance Co.	4,867	226,562
Co. for Cooperative Insurance	4,757	186,244
Dar Al Arkan Real Estate Development Co. (a)	32,012	153,448
Dr. Sulaiman Al Habib Medical Services Group Co.	5,348	301,761
Elm Co.	1,467	268,239
Etihad Etisalat Co.	23,082	371,369
Jabal Omar Development Co. (a)	33,941	136,588
Jarir Marketing Co.	35,383	157,835
Makkah Construction & Development Co.	5,692	125,666
Mouwasat Medical Services Co.	5,885	99,853
Riyad Bank	120,723	639,730
SABIC Agri-Nutrients Co.	14,367	473,394
SAL Saudi Logistics Services	2,211	105,983
Saudi Arabian Mining Co. (a)	73,132	1,156,191
Saudi Arabian Oil Co. (b)	377,830	2,626,669
Saudi Awwal Bank	62,015	534,123
Saudi Basic Industries Corp.	55,434	760,572
Saudi Energy Co.	49,176	232,975
Saudi Investment Bank	35,614	127,206
Saudi National Bank	183,804	1,891,266
Saudi Tadawul Group Holding Co.	2,806	98,806
Saudi Telecom Co.	125,192	1,440,781
Security Description	Shares	Value
Yanbu National Petrochemical Co.	16,088	$125,974
		18,450,764
SOUTH AFRICA — 2.4%
Absa Group Ltd.	52,333	727,745
Bid Corp. Ltd.	20,751	565,430
Bidvest Group Ltd.	20,661	301,872
Capitec Bank Holdings Ltd.	5,451	1,579,802
Clicks Group Ltd. (c)	14,144	196,299
Discovery Ltd.	34,596	557,737
FirstRand Ltd.	315,766	1,873,789
Gold Fields Ltd.	55,960	1,881,096
Harmony Gold Mining Co. Ltd.	35,300	538,438
Impala Platinum Holdings Ltd.	55,703	584,559
MTN Group Ltd.	109,042	1,515,943
Naspers Ltd. Class N	47,794	2,392,966
Nedbank Group Ltd.	26,739	440,402
Northam Platinum Holdings Ltd.	22,179	319,234
OUTsurance Group Ltd.	50,465	242,164
Pepkor Holdings Ltd. (b)	224,935	303,299
Remgro Ltd.	30,026	360,898
Sanlam Ltd.	110,843	596,686
Sasol Ltd. (a)	35,714	352,259
Shoprite Holdings Ltd.	29,138	524,448
Sibanye Stillwater Ltd.	174,345	370,390
Standard Bank Group Ltd.	82,428	1,624,772
Valterra Platinum Ltd.	16,631	1,122,669
Vodacom Group Ltd.	39,636	367,026
		19,339,923
SOUTH KOREA — 22.5%
Alteogen, Inc.	2,473	576,230
Amorepacific Corp.	1,814	123,759
APR Corp.	1,499	372,984
Celltrion, Inc.	9,413	1,052,910
DB Insurance Co. Ltd.	2,754	238,018
Doosan Co. Ltd.	448	429,985
Doosan Enerbility Co. Ltd. (a)	28,055	1,571,790
Ecopro BM Co. Ltd.	3,277	301,409
Ecopro Co. Ltd.	6,272	431,547
Hana Financial Group, Inc.	17,000	1,257,471
Hankook Tire & Technology Co. Ltd.	4,626	184,825
Hanmi Semiconductor Co. Ltd.	2,561	423,996
Hanwha Aerospace Co. Ltd.	2,099	1,348,031
Hanwha Ocean Co. Ltd. (a)	8,215	531,830
Hanwha Systems Co. Ltd.	4,508	212,408
HD Hyundai Co. Ltd.	2,569	330,805
HD Hyundai Electric Co. Ltd.	1,443	905,309
HD Hyundai Heavy Industries Co. Ltd.	1,979	756,192
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,616	590,977
HLB, Inc. (a)	7,237	242,899
HMM Co. Ltd.	14,332	172,154
HYBE Co. Ltd.	1,398	173,340
Hyosung Heavy Industries Corp.	323	716,759
See accompanying notes to financial statements.
39

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	4,597	$338,848
Hyundai Glovis Co. Ltd.	2,394	282,929
Hyundai Mobis Co. Ltd.	3,693	1,191,829
Hyundai Motor Co.	8,308	2,654,399
Hyundai Motor Co. Preference Shares (e)	2,127	295,855
Hyundai Motor Co. Preference Shares (e)	1,288	180,401
Hyundai Rotem Co. Ltd.	4,563	509,520
Industrial Bank of Korea	16,750	215,146
Kakao Corp.	19,100	425,938
KakaoBank Corp.	10,887	146,865
KB Financial Group, Inc.	22,136	2,271,751
Kia Corp.	14,662	1,305,981
Korea Aerospace Industries Ltd.	4,360	411,995
Korea Electric Power Corp.	15,816	377,714
Korea Investment Holdings Co. Ltd.	2,574	367,168
Korean Air Lines Co. Ltd.	11,340	201,650
Krafton, Inc.	1,752	266,877
KT&G Corp.	5,775	632,555
LG Chem Ltd.	2,951	533,325
LG Corp.	5,448	342,148
LG Display Co. Ltd. (a)	18,086	134,597
LG Electronics, Inc.	6,521	854,426
LG Energy Solution Ltd. (a)	2,883	673,624
LG Uplus Corp.	6,337	57,263
LIG Defense&Aerospace Co. Ltd.	805	373,585
LS Electric Co. Ltd.	4,620	709,714
Meritz Financial Group, Inc. (a)	4,664	317,897
Mirae Asset Securities Co. Ltd.	11,940	329,462
NAVER Corp.	8,843	1,135,840
NH Investment & Securities Co. Ltd. Class C	8,406	159,515
POSCO Future M Co. Ltd.	2,126	240,964
POSCO Holdings, Inc.	4,393	898,845
Posco International Corp.	3,166	100,438
Samsung Biologics Co. Ltd. (a) (b)	713	640,149
Samsung C&T Corp.	5,076	1,534,955
Samsung Electro-Mechanics Co. Ltd.	3,495	4,926,793
Samsung Electronics Co. Ltd.	291,330	62,805,280
Samsung Electronics Co. Ltd. Preference Shares	50,032	6,846,178
Samsung Episholdings Co. Ltd. (a)	440	122,120
Samsung Fire & Marine Insurance Co. Ltd.	1,825	727,974
Samsung Heavy Industries Co. Ltd. (a)	41,955	630,963
Samsung Life Insurance Co. Ltd.	5,014	1,297,756
Samsung SDI Co. Ltd. (a)	3,787	1,190,389
Samsung SDS Co. Ltd.	2,504	308,374
Samyang Foods Co. Ltd.	268	193,566
Shinhan Financial Group Co. Ltd.	25,984	1,606,704
SK Hynix, Inc.	34,406	58,849,739
SK Innovation Co. Ltd. (a)	4,104	251,384
Security Description	Shares	Value
SK Square Co. Ltd.	5,762	$6,311,311
SK Telecom Co. Ltd.	6,483	369,907
SK, Inc.	2,233	1,202,041
S-Oil Corp.	2,704	185,700
Woori Financial Group, Inc.	40,382	755,876
Yuhan Corp.	3,292	149,163
		182,791,014
TAIWAN — 25.9%
Accton Technology Corp.	32,000	2,506,239
Advantech Co. Ltd.	29,697	458,648
Alchip Technologies Ltd.	5,000	656,067
ASE Technology Holding Co. Ltd.	208,307	4,446,463
Asia Vital Components Co. Ltd.	20,000	1,585,234
ASPEED Technology, Inc.	2,000	1,035,581
Asustek Computer, Inc. (a)	42,000	922,889
Bizlink Holding, Inc.	11,000	661,247
Caliway Biopharmaceuticals Co. Ltd. Class C (a)	61,000	191,101
Cathay Financial Holding Co. Ltd.	596,634	1,841,041
Chailease Holding Co. Ltd.	91,262	336,612
Chang Hwa Commercial Bank Ltd.	423,399	318,980
China Steel Corp.	748,000	441,430
Chroma ATE, Inc.	23,000	1,559,493
Chunghwa Telecom Co. Ltd.	238,000	1,057,147
CTBC Financial Holding Co. Ltd.	1,045,040	2,329,127
Delta Electronics, Inc.	121,000	7,406,652
E Ink Holdings, Inc.	52,000	350,133
E.Sun Financial Holding Co. Ltd.	888,033	960,329
Elite Material Co. Ltd.	18,000	3,045,532
eMemory Technology, Inc.	4,000	367,272
Eva Airways Corp.	160,000	225,511
Evergreen Marine Corp. Taiwan Ltd.	68,300	395,566
Far EasTone Telecommunications Co. Ltd.	112,000	369,155
First Financial Holding Co. Ltd.	686,541	705,797
Formosa Chemicals & Fibre Corp.	208,000	356,499
Formosa Plastics Corp.	235,000	402,037
Fortune Electric Co. Ltd.	9,790	238,477
Fubon Financial Holding Co. Ltd.	525,014	2,134,237
Gigabyte Technology Co. Ltd.	33,000	356,348
Global Unichip Corp.	5,000	760,441
Globalwafers Co. Ltd.	16,000	504,764
Gold Circuit Electronics Ltd.	21,000	791,047
Hon Hai Precision Industry Co. Ltd.	761,800	6,002,285
Hon Precision, Inc.	5,000	1,015,491
Hotai Motor Co. Ltd.	18,520	270,622
Hua Nan Financial Holdings Co. Ltd. Class C	556,703	664,063
Innolux Corp.	461,563	995,382
International Games System Co. Ltd. Class C	14,000	346,742
Inventec Corp.	160,000	334,500
Jentech Precision Industrial Co. Ltd.	6,000	646,022
See accompanying notes to financial statements.
40

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
KGI Financial Holding Co. Ltd.	960,914	$865,702
King Slide Works Co. Ltd.	4,000	924,144
King Yuan Electronics Co. Ltd.	68,000	720,418
Largan Precision Co. Ltd.	6,000	807,998
Lite-On Technology Corp.	120,958	842,926
Lotes Co. Ltd.	5,000	331,173
MediaTek, Inc.	90,000	11,992,843
Mega Financial Holding Co. Ltd.	708,640	1,025,483
MPI Corp.	5,000	955,849
Nan Ya Plastics Corp.	299,000	1,562,742
Novatek Microelectronics Corp.	36,000	604,586
Pegatron Corp.	124,000	326,188
PharmaEssentia Corp.	17,755	746,840
President Chain Store Corp.	34,000	238,005
Quanta Computer, Inc.	169,000	1,952,255
Realtek Semiconductor Corp.	30,000	759,029
Shanghai Commercial & Savings Bank Ltd.	232,813	312,059
SinoPac Financial Holdings Co. Ltd.	752,004	941,879
Taiwan Business Bank	432,745	241,120
Taiwan Cooperative Financial Holding Co. Ltd.	693,242	540,771
Taiwan Mobile Co. Ltd.	105,000	383,988
Taiwan Semiconductor Manufacturing Co. Ltd.	1,534,000	116,049,786
TCC Group Holdings Co. Ltd.	406,655	307,003
TS Financial Holding Co. Ltd.	1,324,812	1,382,763
Unimicron Technology Corp.	83,759	2,813,307
Uni-President Enterprises Corp.	297,000	694,568
United Microelectronics Corp. (a)	707,000	3,650,793
Vanguard International Semiconductor Corp.	73,589	498,963
Wan Hai Lines Ltd. (a)	42,470	105,587
Wistron Corp. (a)	186,000	925,431
Wiwynn Corp.	6,000	872,977
Yageo Corp.	97,424	3,486,364
Yang Ming Marine Transport Corp.	106,000	173,026
Yuanta Financial Holding Co. Ltd.	668,504	1,378,705
Zhen Ding Technology Holding Ltd.	46,000	909,704
		210,317,178
THAILAND — 0.9%
Advanced Info Service PCL	62,200	687,148
Airports of Thailand PCL	256,500	496,083
Bangkok Dusit Medical Services PCL Class F	668,300	388,260
Bumrungrad Hospital PCL	35,200	199,202
Central Pattana PCL	122,400	246,860
Charoen Pokphand Foods PCL	221,900	130,920
CP ALL PCL	324,300	456,376
Delta Electronics Thailand PCL	194,900	1,906,729
Gulf Development PCL	227,474	421,115
Kasikornbank PCL	38,100	250,020
Krung Thai Bank PCL	224,700	257,028
Minor International PCL	186,195	138,439
Security Description	Shares	Value
PTT Exploration & Production PCL	72,500	$292,440
PTT PCL	615,800	658,055
SCB X PCL	51,100	227,655
Siam Cement PCL	46,654	342,667
TMBThanachart Bank PCL	1,384,500	102,523
True Corp. PCL	613,274	238,143
		7,439,663
TURKEY — 0.3%
Akbank TAS	186,253	307,391
Aselsan Elektronik Sanayi Ve Ticaret AS	71,909	531,740
BIM Birlesik Magazalar AS	56,955	445,881
Eregli Demir ve Celik Fabrikalari TAS	204,986	177,853
Haci Omer Sabanci Holding AS	67,590	141,249
KOC Holding AS	44,949	186,422
Turk Hava Yollari AO	32,850	229,536
Turkcell Iletisim Hizmetleri AS	71,240	163,993
Turkiye Is Bankasi AS Class C	516,131	163,837
Turkiye Petrol Rafinerileri AS	61,456	299,670
Yapi ve Kredi Bankasi AS (a)	198,875	171,102
		2,818,674
UNITED ARAB EMIRATES — 1.1%
Abu Dhabi Commercial Bank PJSC	194,936	767,483
Abu Dhabi Islamic Bank PJSC	91,927	517,610
Abu Dhabi National Oil Co. for Distribution PJSC	189,835	202,615
ADNOC Drilling Co. PJSC	160,769	250,822
Adnoc Gas PLC	420,657	393,999
ADNOC Logistics & Services	107,087	175,526
Air Arabia PJSC	134,854	200,110
Aldar Properties PJSC	237,301	534,981
Dubai Electricity & Water Authority PJSC	357,460	270,571
Dubai Islamic Bank PJSC	184,147	373,534
Emaar Development PJSC	60,829	228,890
Emaar Properties PJSC	387,873	1,258,851
Emirates NBD Bank PJSC	116,719	939,409
Emirates Telecommunications Group Co. PJSC	218,120	1,140,264
First Abu Dhabi Bank PJSC	276,896	1,281,664
Salik Co. PJSC	110,646	177,142
		8,713,471
UNITED STATES — 0.2%
Aura Minerals, Inc.	2,000	125,900
BeOne Medicines Ltd. Class H (a)	48,900	1,062,549
JBS NV Class A	19,850	235,222
Legend Biotech Corp. ADR (a)	4,400	127,072
		1,550,743
TOTAL COMMON STOCKS (Cost $311,923,998)		745,115,916
See accompanying notes to financial statements.
41

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% *
Axia Energia SA, (a)	21	$209
Axia Energia SA Class C, Preference Shares (a)	21,887	224,160
		224,369
COLOMBIA — 0.1%
Grupo Cibest SA Preference Shares 3.34%	27,090	531,113
TOTAL PREFERRED STOCKS (Cost $308,480)		755,482
WARRANTS — 2.9%
MALAYSIA — 0.0% *
YTL Corp. Bhd. (expiring 06/02/28) (a)	42,120	5,578
YTL Power International Bhd. (expiring 06/02/28) (a)	31,960	13,560
		19,138
SWITZERLAND — 2.9%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27) (a)	5,200	9,588,124
UBS AG (expiring 06/04/27) (a)	4,202	7,538,140
UBS AG (expiring 11/26/27) (a)	3,600	6,308,763
		23,435,027
TOTAL WARRANTS (Cost $15,894,440)		23,454,165
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (f) (g)	39,438,445	39,438,445
State Street Navigator Securities Lending Portfolio II (h) (i)	6,795,268	6,795,268
TOTAL SHORT-TERM INVESTMENTS (Cost $46,233,713)		46,233,713
TOTAL INVESTMENTS — 100.3% (Cost $374,360,631)		815,559,276
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(2,833,817)
NET ASSETS — 100.0%		$812,725,459

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 3.1% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(c)	All or a portion of the shares of the security are on loan at June 30, 2026.
(d)
Fair valued as determined in good faith by the Trust's
Oversight Committee in accordance with policy and
procedures approved by the Board of Trustees. Security
value is determined based on significant unobservable
inputs and is classified as Level 3. As of June 30, 2026,
total aggregate fair value of the securities is $0,
representing 0.00% of the Fund's net assets.

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(g)	The rate shown is the annualized seven-day yield at June 30, 2026.
(h)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	474	09/18/2026	$41,777,333	$41,648,010	$(129,323)
During the period ended June 30, 2026, the average notional value related to futures contracts was $22,697,582.
See accompanying notes to financial statements.
42

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$737,642,914	$7,473,002	$0 (a)	$745,115,916
Preferred Stocks	755,273	209	—	755,482
Warrants	—	23,454,165	—	23,454,165
Short-Term Investments	46,233,713	—	—	46,233,713
TOTAL INVESTMENTS	$784,631,900	$30,927,376	$—	$815,559,276
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(129,323)	$—	$—	$(129,323)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(129,323)	$—	$—	$(129,323)

(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2026.
Industry Breakdown as of June 30, 2026

% of Net Assets
Semiconductors & Semiconductor Equipment	25.4%
Banks	13.3
Technology Hardware, Storage & Peripherals	10.3
Electronic Equipment, Instruments & Components	4.7
Metals & Mining	3.3
Interactive Media & Services	3.2
Unknown I3	2.9
Oil, Gas & Consumable Fuels	2.8
Broadline Retail	2.5
Insurance	2.3
Automobiles	1.8
Industrial Conglomerates	1.5
Electrical Equipment	1.4
Wireless Telecommunication Services	1.2
Chemicals	1.0
Hotels, Restaurants & Leisure	0.9
Financial Services	0.9
Real Estate Management & Development	0.8
Electric Utilities	0.8
Machinery	0.8
IT Services	0.7
Diversified Telecommunication Services	0.7
Biotechnology	0.7
Pharmaceuticals	0.7
Food Products	0.6
Consumer Staples Distribution & Retail	0.6
Aerospace & Defense	0.6
Beverages	0.6
Entertainment	0.5
Independent Power and Renewable Electricity Producers	0.5
Transportation Infrastructure	0.5
Communications Equipment	0.5
Construction Materials	0.5
Consumer Finance	0.4
Specialty Retail	0.4
Auto Components	0.4
Construction & Engineering	0.4
Health Care Providers & Services	0.4
Textiles, Apparel & Luxury Goods	0.4
Life Sciences Tools & Services	0.4
Personal Care Products	0.3
Airlines	0.3
Household Durables	0.2
Marine	0.2
Tobacco	0.2
See accompanying notes to financial statements.
43

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

% of Net Assets
Air Freight & Logistics	0.2%
Gas Utilities	0.1
Water Utilities	0.1
Ground Transportation	0.1
Software	0.1
Capital Markets	0.1
Diversified Consumer Services	0.1
Multi-Utilities	0.1
Trading Companies & Distributors	0.1
Energy Equipment & Services	0.1
Paper & Forest Products	0.0 *
Industrial REITs	0.0 *
Diversified REITs	0.0 *
Health Care Equipment & Supplies	0.0 *
Building Products	0.0 *
Household Products	0.0 *
Containers & Packaging	0.0 *
Media	0.0 *
Distributors	0.0 *
Commercial Services & Supplies	0.0 *
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,416,940	$7,416,940	$119,906,507	$87,885,002	$—	$—	39,438,445	$39,438,445	$410,670
State Street Navigator Securities Lending Portfolio II	6,071,884	6,071,884	34,806,089	34,082,705	—	—	6,795,268	6,795,268	20,316
Total		$13,488,824	$154,712,596	$121,967,707	$—	$—		$46,233,713	$430,986
See accompanying notes to financial statements.
44

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Balanced Index Fund	State Street Emerging Markets Equity Index Fund
ASSETS
Investments in unaffiliated issuers, at value*	$372,322,150	$769,325,563
Investments in affiliated issuers, at value	248,803,066	46,233,713
Total Investments	621,125,216	815,559,276
Foreign currency, at value	—	3,683,200
Net cash at broker	155,272	3,398,329
Cash	3,386	218
Receivable from broker — accumulated variation margin on futures contracts	5,472	—
Receivable for investments sold	16,676,769	221,507
Receivable for fund shares sold	228,168	120,817
Dividends receivable — unaffiliated issuers	184,311	1,676,233
Dividends receivable — affiliated issuers	7,265	119,183
Securities lending income receivable — unaffiliated issuers	307	12,151
Securities lending income receivable — affiliated issuers	1,673	2,646
Receivable from Adviser	6,944	81,953
Receivable for foreign taxes recoverable	126	36,517
TOTAL ASSETS	638,394,909	824,912,030
LIABILITIES
Payable upon return of securities loaned	3,297,324	6,795,268
Payable for investments purchased	16,590,000	—
Payable for fund shares repurchased	48,117	68,174
Payable to broker – accumulated variation margin on open futures contracts	—	128,004
Deferred foreign taxes payable	—	4,706,576
Advisory fee payable	—	53,401
Custodian fees payable	22,662	325,289
Administration fees payable	25,305	33,378
Trustees’ fees and expenses payable	177	195
Transfer agent fees payable	10,652	6,201
Registration and filing fees payable	6,939	5,909
Professional fees payable	23,269	894
Printing and postage fees payable	8,439	10,110
Accrued expenses and other liabilities	180	53,172
TOTAL LIABILITIES	20,033,064	12,186,571
NET ASSETS	$618,361,845	$812,725,459
NET ASSETS CONSIST OF:
Paid-in capital	$521,681,990	$467,577,184
Total distributable earnings (loss)**	96,679,855	345,148,275
NET ASSETS	$618,361,845	$812,725,459
NET ASSET VALUE PER SHARE
Class K
Net Assets	$618,361,845	$812,725,459
Shares Outstanding	41,132,130	7,777,874
Net asset value, offering and redemption price per share	$15.03	$104.49
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$290,163,213	$328,126,918
Investments in affiliated issuers	247,214,846	46,233,713
Total cost of investments	$537,378,059	$374,360,631
Foreign currency, at cost	$—	$3,709,709
* Includes investments in securities on loan, at value	$4,315,777	$17,577,713
** Includes deferred foreign taxes	$—	$4,706,576
See accompanying notes to financial statements.
45

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street Balanced Index Fund	State Street Emerging Markets Equity Index Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	1,727	$10,025
Dividend income — unaffiliated issuers	2,225,070	7,998,849
Dividend income — affiliated issuers	4,018,907	410,670
Unaffiliated securities lending income	1,507	57,856
Affiliated securities lending income	8,370	20,316
Foreign taxes withheld	(619)	(936,439)
TOTAL INVESTMENT INCOME (LOSS)	6,254,962	7,561,277
EXPENSES
Advisory fee	150,748	282,288
Administration fees	150,748	176,430
Custodian fees	22,839	163,765
Trustees’ fees and expenses	2,347	2,446
Transfer agent fees	14,067	7,776
Registration and filing fees	14,112	16,894
Professional fees	16,163	43,897
Printing and postage fees	921	2,470
Insurance expense	710	632
Miscellaneous expenses	1,592	56,578
TOTAL EXPENSES	374,247	753,176
Expenses waived/reimbursed by the Adviser	(247,619)	(492,059)
NET EXPENSES	126,628	261,117
NET INVESTMENT INCOME (LOSS)	$6,128,334	$7,300,160
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	6,443,892	(9,480,167)
Investments — affiliated issuers	(271,912)	—
Foreign currency transactions	—	(568,874)
Futures contracts	181,550	3,988,996
Net realized gain (loss)	6,353,530	(6,060,045)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	31,506,248	154,860,506
Investments — affiliated issuers	(2,049,688)	—
Foreign currency translations	—	2,418
Futures contracts	11,234	(218,856)
Net change in unrealized appreciation/depreciation	29,467,794	154,644,068
NET REALIZED AND UNREALIZED GAIN (LOSS)	35,821,324	148,584,023
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$41,949,658	$155,884,183
* Includes foreign capital gain taxes	$—	$(122,589)
** Includes foreign deferred taxes	$—	$1,197,746
See accompanying notes to financial statements.
46

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Balanced Index Fund		State Street Emerging Markets Equity Index Fund
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,128,334	$13,582,037	$7,300,160	$15,562,318
Net realized gain (loss)	6,353,530	3,173,532	(6,060,045)	40,792,877
Net change in unrealized appreciation/depreciation	29,467,794	55,620,454	154,644,068	113,452,251
Net increase (decrease) in net assets resulting from operations	41,949,658	72,376,023	155,884,183	169,807,446
DISTRIBUTIONS TO SHAREHOLDERS:
Class K	—	(19,630,287)	—	(17,184,005)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class K
Proceeds from sale of shares sold	36,758,849	79,974,150	154,998,070	118,471,394
Reinvestment of distributions	—	19,630,287	—	17,153,521
Cost of shares redeemed	(67,056,582)	(105,517,442)	(116,143,483)	(283,121,522)
Net increase (decrease) in net assets from beneficial interest transactions	(30,297,733)	(5,913,005)	38,854,587	(147,496,607)
Net increase (decrease) in net assets during the period	11,651,925	46,832,731	194,738,770	5,126,834
Net assets at beginning of period	606,709,920	559,877,189	617,986,689	612,859,855
NET ASSETS AT END OF PERIOD	$618,361,845	$606,709,920	$812,725,459	$617,986,689
SHARES OF BENEFICIAL INTEREST:
Class K
Shares sold	2,546,164	5,926,848	1,616,995	1,626,252
Reinvestment of distributions	—	1,389,263	—	206,321
Shares redeemed	(4,638,017)	(7,794,735)	(1,232,949)	(3,973,838)
Net increase (decrease) from share transactions	(2,091,853)	(478,624)	384,046	(2,141,265)
See accompanying notes to financial statements.
47

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET BALANCED INDEX FUND
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	For the Period 10/30/23*- 12/31/23
Net asset value, beginning of period	$14.04	$12.81	$11.30	$10.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.14	0.32	0.36	0.06
Net realized and unrealized gain (loss)	0.85	1.38	1.23	1.30
Total from investment operations	0.99	1.70	1.59	1.36
Distributions to shareholders from:
Net investment income	—	(0.30)	(0.07)	(0.06)
Net realized gains	—	(0.17)	(0.01)	—
Total distributions	—	(0.47)	(0.08)	(0.06)
Net asset value, end of period	$15.03	$14.04	$12.81	$11.30
Total return (b)	7.05%	13.23%	13.99%	13.59%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$618,362	$606,710	$559,877	$22,606
Ratios to Average Net Assets:
Total expenses	0.12%(c)	0.14%	0.29%	1.12%(c)
Net expenses	0.04%(c)	0.04%	0.04%	0.04%(c)
Net investment income (loss)	2.03%(c)	2.36%	2.83%	3.22%(c)
Portfolio turnover rate	7%(d)	12%	14%	2%(d)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
48

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET EMERGING MARKETS EQUITY INDEX FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	Class K
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$83.58	$64.27	$61.80	$58.32	$75.97	$79.69
Income (loss) from investment operations:
Net investment income (loss) (a)	0.97	1.96	1.73	1.81	1.97	1.65
Net realized and unrealized gain (loss)	19.94	19.73	2.60	3.68	(17.35)	(3.89)
Total from investment operations	20.91	21.69	4.33	5.49	(15.38)	(2.24)
Distributions to shareholders from:
Net investment income	—	(2.38)	(1.86)	(2.01)	(2.27)	(1.48)
Net asset value, end of period	$104.49	$83.58	$64.27	$61.80	$58.32	$75.97
Total return (b)	25.02%	33.77%	7.01%	9.47%	(20.25)%	(2.80)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$812,725	$617,987	$612,860	$590,378	$596,513	$918,212
Ratios to Average Net Assets:
Total expenses	0.21%(c)	0.28%	0.30%	0.31%	0.33%	0.30%
Net expenses	0.07%(c)	0.07%	0.15%	0.17%	0.17%	0.17%
Net investment income (loss)	2.07%(c)	2.66%	2.65%	2.97%	3.03%	2.02%
Portfolio turnover rate	4%(d)	7%	7%	6%	19%	11%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
(d)	Not annualized.
See accompanying notes to financial statements.
49

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (each, a “Fund” and collectively, the “Funds”):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Emerging Markets Equity Index Fund	Class A	Not Commenced	Diversified
	Class I	Not Commenced	Diversified
	Class K	December 21, 2015	Diversified
State Street Balanced Index Fund	Class K	October 30, 2023	Diversified
Class K shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Funds are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
50

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Valuation techniques used to value each Fund's investments by major category are as follows:
• Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
• Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
• Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Funds' investments.
The Funds values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund's investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund's Schedule of Investments.
51

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Funds, are applied to that Funds within the Trust. Other expenses which cannot be attributed to a specific Funds are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Fund's Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Fund's Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognizes a realized gain or loss when the contract is closed.
52

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2026, the Funds entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2026, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Balanced Index Fund
Futures Contracts	$—	$—	$—	$5,472	$—	$5,472

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Emerging Markets Equity Index Fund
Futures Contracts	$—	$—	$—	$128,004	$—	$128,004

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Balanced Index Fund
Futures Contracts	$—	$—	$—	$181,550	$—	$181,550
State Street Emerging Markets Equity Index Fund
Futures Contracts	—	—	—	3,988,996	—	3,988,996

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Balanced Index Fund
Futures Contracts	$—	$—	$—	$11,234	$—	$11,234
State Street Emerging Markets Equity Index Fund
Futures Contracts	—	—	—	(218,856)	—	(218,856)
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as
53

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

shown in the following table:
Annual Rate
State Street Balanced Index Fund	0.05%
State Street Emerging Markets Equity Index Fund	0.08

The Adviser is contractually obligated until April 30, 2027 (i) to waive up to the full amount of the advisory fee payable by each Fund, and/or (ii) to reimburse the State Street Balanced Index Fund and the State Street Emerging Markets Equity Index Fund to the extent that total annual fund operating expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses (except State Street Balanced Index Fund), any class-specific expenses, such as distribution, shareholder servicing and sub-transfer agency fees) exceed 0.05% and 0.074%, respectively, of average daily net assets on an annual basis.
The above waivers and/or reimbursements may not be terminated prior to April 30, 2027 except with approval of the Funds' Board.
For the period ended June 30, 2026, fees waived and expenses reimbursed by the Adviser, pursuant to the above agreements, were $247,619 and $492,059 for the State Street Balanced Index Fund and State Street Emerging Markets Equity Index Fund, respectively.
Administrator, Custodian, Fund Accountant and Sub-Administrator Fees
SSGA FM serves as administrator to the Funds. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets of the Fund. The fees are accrued daily and paid monthly. State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, fund accountant and sub-administrator to the Funds. SSGA FM and the Funds each pay a portion of the fee to State Street for performing such services.
Distributor Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Funds.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for each Fund, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers, are paid as follows: If the calendar year to date net proceeds is below a specified threshold across participating affiliated funds, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedules of Investments.
54

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

6. Trustees’ Fees
The fees and expenses of the Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short-term investments) for the period ended June 30, 2026 were as follows:
	Purchases	Sales
State Street Balanced Index Fund	$44,617,984	$68,403,177
State Street Emerging Markets Equity Index Fund	41,566,478	29,469,970
8. Income Tax Information
The Funds have qualified and intend to continue to qualify as a regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Balanced Index Fund	$538,738,161	$104,867,737	$22,475,226	$82,392,511
State Street Emerging Markets Equity Index Fund	395,115,823	461,993,110	41,678,980	420,314,130
9. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
55

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Balanced Index Fund	$4,315,777	$3,297,324	$1,118,967	$4,416,291
State Street Emerging Markets Equity Index Fund	17,577,713	6,795,268	11,987,055	18,782,323

		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Balanced Index Fund	Common Stocks	$3,296,790	$—	$—	$—	$3,296,790	$3,296,790
State Street Balanced Index Fund	Rights	417	—	—	—	417	417
State Street Balanced Index Fund	Warrants	117	—	—	—	117	117
State Street Emerging Markets Equity Index Fund	Common Stocks	6,795,268	—	—	—	6,795,268	6,795,268
10. Line of Credit
The State Street Emerging Markets Equity Index Fund and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Fund had no outstanding loans as of June 30, 2026.
11. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Funds invest in securities of issuers located in emerging markets, these risks may be even more pronounced.
56

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Interest Rate Risk
Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Funds' investments.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or the Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on the Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of the Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
57

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract
June 30, 2026 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Institutional Investment Trust (the “Trust”), met in person on April 1, 2026 and May 13-14, 2026, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Balanced Index Fund and State Street Emerging Markets Equity Index Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser (“Independent Counsel”) in connection with their consideration of approval of the Advisory Agreement. In advance of the meetings held on April 1, 2026 and May 13-14, 2026, the Independent Trustees met with their Independent Counsel on March 27, 2026, in a private session to review and discuss the information provided by the Adviser in connection with the proposal. Following the April 1, 2026 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 13-14, 2026 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
• A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
  o Comparisons of the Fund’s performance over the past one-year period ended December 31, 2025, to the performance of an appropriate benchmark provided by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Benchmark”) and/or a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”) constructed by Broadridge;
  o Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
  o A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses; and
  o Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________________
1Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
58

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

• Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
• Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
• Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Funds and for Fund operations;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Funds;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Funds’ administrator (the “Administrator”);
• Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, and the role of the Adviser in managing the Funds’ relationship with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the Fund;
• Responses to a request for information reviewed prior to the April 1, 2026 and May 13-14, 2026 meetings by Independent Counsel, requesting specific information from each of:
  o SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins from such operations for the calendar year ended December 31, 2025; and the relevant operations of other Affiliated Service Providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2025;
  o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and securities lending agent for the Funds, with respect to its operations relating to the Funds; and
59

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

  o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
• Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 13-14, 2026; and
• Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on May 13-14, 2026, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2026, for an additional year with respect to the Funds.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for the Funds. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. Further, the Board considered material enhancements made to the risk management processes and systems over the past year. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of SSGA FM and various Affiliated Service Providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Funds’ securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2025. For purposes of these comparisons the Independent Trustees relied on the Performance Group, Performance Universe and Benchmark
60

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

and the analyses of the related data provided by Broadridge. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered each Fund’s performance in light of overall financial market conditions. Among other information, the Board considered the following performance information in its evaluation of each Fund:
State Street Balanced Index Fund. The Board considered that the Fund’s performance was equal to the medians of its Performance Group and Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was below the Benchmark for the 1-year period. The Board took into account the Fund’s relatively limited performance history.
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, was equal to the median of its Performance Group for the 3- and 5-year periods, and was above the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was above the Benchmark for the 1-year period and was below the Benchmark for the 3-, 5- and 10-year periods. The Board also took into account the fact that the Fund is designed to track a designated index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory or is being appropriately monitored and/or addressed by management.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each Fund. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Funds to limit the total expenses borne by shareholders. Among other information, the Board considered the following expense information in its evaluation of the Funds:
State Street Balanced Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Emerging Markets Equity Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Funds and to all funds within the fund complex. The Board considered other direct and indirect benefits received by the Adviser and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks.
The Board concluded that the profitability of the Adviser with respect to the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
61

STATE STREET INSTITUTIONAL INVESTMENT TRUST
Statement Regarding Basis for Approval of Investment Advisory Contract (continued)
June 30, 2026 (Unaudited)

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Funds or the fund complex taken as a whole. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Funds at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
62

Semi-Annual Financial Statements and Other Information
June 30, 2026
State Street Institutional Investment Trust
State Street Prime Money Market ETF
State Street Prime Retail Reserves Money Market Fund
State Street Stablecoin Reserves Money Market Fund
The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-392-0869 or visiting www.ssga.com. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

STATE STREET PRIME MONEY MARKET ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—14.5%
Anglesea Funding LLC (a)	3.700%	07/07/2026	07/07/2026	$350,000	$349,750
Aquitaine Funding Co. LLC, SOFR + 0.37% (b)	3.990%	07/01/2026	12/17/2026	250,000	250,007
Columbia Funding Co. LLC (a)	3.720%	08/10/2026	08/10/2026	350,000	348,478
Great Bear Funding LLC (a)	3.700%	07/07/2026	07/07/2026	250,000	249,822
Helvetica Funding Co. LLC (a)	3.940%	12/03/2026	12/03/2026	350,000	343,945
Mackinac Funding Co. LLC (a)	3.720%	08/10/2026	08/10/2026	350,000	348,471
Mackinac Funding Co. LLC (a)	3.750%	09/01/2026	09/01/2026	400,000	397,295
Park Avenue Collateralized Notes Co. LLC, SOFR + 0.29% (b)	3.910%	07/01/2026	11/18/2026	350,000	350,035
Ranger Funding Co. LLC (a)	3.970%	11/04/2026	11/04/2026	200,000	197,219
Verto Capital I Compartment C (a)	3.721%	07/01/2026	07/01/2026	350,000	349,964
Verto Capital I Compartment D (a)	3.720%	07/02/2026	07/02/2026	500,000	499,897
Washington Morgan Capital Co. LLC (a)	4.000%	07/01/2026	07/01/2026	250,000	249,974
TOTAL ASSET BACKED COMMERCIAL PAPER					3,934,857
CERTIFICATES OF DEPOSIT—15.9%
Bank of America NA	4.100%	04/07/2027	04/07/2027	250,000	249,786
Bank of Nova Scotia, SOFR + 0.30% (b)	3.920%	07/01/2026	03/10/2027	350,000	349,997
Barclays Bank PLC	4.100%	09/25/2026	09/25/2026	350,000	350,065
BNP Paribas SA	4.000%	12/23/2026	12/23/2026	300,000	299,869
Canadian Imperial Bank of Commerce	3.750%	02/25/2027	02/25/2027	250,000	249,236
Credit Industriel et Commercial	4.090%	04/27/2027	04/27/2027	300,000	299,471
DNB Bank ASA	3.920%	11/04/2026	11/04/2026	250,000	249,943
Mizuho Bank Ltd., SOFR + 0.20% (b)	3.820%	07/01/2026	08/24/2026	350,000	350,049
Nordea Bank Abp, SOFR + 0.36% (b)	3.980%	07/01/2026	01/19/2027	350,000	350,155
Norinchukin Bank	3.670%	07/01/2026	07/01/2026	350,000	350,000
Norinchukin Bank	3.670%	07/07/2026	07/07/2026	250,000	250,000
Oversea-Chinese Banking Corp. Ltd.	3.890%	10/08/2026	10/08/2026	350,000	349,927
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.30% (b)	3.920%	07/01/2026	10/08/2026	350,000	349,999
Wells Fargo Bank NA, SOFR + 0.30% (b)	3.920%	07/01/2026	03/18/2027	250,000	250,015
TOTAL CERTIFICATES OF DEPOSIT					4,298,512
FINANCIAL COMPANY COMMERCIAL PAPER—25.3%
Australia & New Zealand Banking Group Ltd. (a)	3.590%	10/22/2026	10/22/2026	350,000	345,726
Australia & New Zealand Banking Group Ltd. (a)	3.650%	08/04/2026	08/04/2026	350,000	348,733
Barclays Bank U.K. PLC (a)	3.660%	07/02/2026	07/02/2026	150,000	149,969
BPCE SA (a)	3.710%	07/07/2026	07/07/2026	350,000	349,752
Commonwealth Bank of Australia, SOFR + 0.19% (a)(b)	3.810%	07/01/2026	09/17/2026	350,000	350,052
Credit Industriel et Commercial (a)	3.690%	08/19/2026	08/19/2026	250,000	248,690
HSBC Bank PLC, SOFR + 0.35% (a)(b)	3.970%	07/01/2026	05/10/2027	150,000	150,026
HSBC Bank PLC, SOFR + 0.38% (a)(b)	4.000%	07/01/2026	12/16/2026	350,000	350,158
ING Bank NV	3.910%	12/18/2026	12/18/2026	350,000	343,275
ING Bank NV	4.110%	04/01/2027	04/01/2027	250,000	242,104
National Australia Bank Ltd., SOFR + 0.19% (a)(b)	3.810%	07/01/2026	09/10/2026	350,000	350,053
National Australia Bank Ltd., SOFR + 0.26% (a)(b)	3.880%	07/01/2026	01/05/2027	250,000	250,006
National Australia Bank Ltd., SOFR + 0.33% (a)(b)	3.950%	07/01/2026	12/18/2026	250,000	250,109
Nordea Bank Abp (a)	3.650%	07/20/2026	07/20/2026	350,000	349,285
Royal Bank of Canada, SOFR + 0.17% (a)(b)	3.790%	07/01/2026	08/03/2026	350,000	350,008
Royal Bank of Canada, SOFR + 0.29% (a)(b)	3.910%	07/01/2026	02/05/2027	350,000	349,985
Skandinaviska Enskilda Banken AB (a)	3.640%	08/11/2026	08/11/2026	350,000	348,465
Sumitomo Mitsui Banking Corp., SOFR + 0.20% (a)(b)	3.820%	07/01/2026	08/27/2026	350,000	350,001
Svenska Handelsbanken AB (a)	4.020%	01/11/2027	01/11/2027	350,000	342,443
Swedbank AB, SOFR + 0.27% (b)	3.890%	07/01/2026	02/11/2027	350,000	350,009
Toyota Motor Credit Corp.	3.720%	08/24/2026	08/24/2026	350,000	347,987
Westpac Banking Corp. (a)	3.830%	04/16/2027	04/16/2027	350,000	338,439
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					6,855,275
See accompanying notes to financial statements.
1

STATE STREET PRIME MONEY MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER NOTES—4.6%
Credit Agricole Corporate & Investment Bank SA	3.650%	07/06/2026	07/06/2026	$350,000	$350,000
ING Bank NV	3.660%	07/06/2026	07/06/2026	250,000	250,000
ING Bank NV	3.660%	07/07/2026	07/07/2026	200,000	200,000
National Bank of Canada	3.660%	07/02/2026	07/02/2026	250,000	250,000
Toyota Motor Credit Corp., SOFR + 0.35% (b)	3.970%	07/01/2026	06/11/2027	200,000	199,936
TOTAL OTHER NOTES					1,249,936
TREASURY DEBT—6.4%
U.S. Treasury Bills (c)	3.525%	08/27/2026	08/27/2026	250,000	248,549
U.S. Treasury Bills (c)	3.600%	08/20/2026	08/20/2026	250,000	248,723
U.S. Treasury Bills (c)	3.612%	10/08/2026	10/08/2026	250,000	247,447
U.S. Treasury Bills (c)	3.616%	11/19/2026	11/19/2026	250,000	246,315
U.S. Treasury Bills (c)	3.630%	09/03/2026	09/03/2026	250,000	248,376
U.S. Treasury Bills (c)	3.695%	09/24/2026	09/24/2026	500,000	495,689
TOTAL TREASURY DEBT					1,735,099
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—7.9%
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a Federal National Mortgage Association, 5.000% due 09/01/2052, valued at $1,143,421); expected proceeds $1,121,114	3.650%	07/01/2026	07/01/2026	1,121,000	1,121,000
Agreement with Royal Bank of Canada and Bank of New York
Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal
Home Loan Mortgage Corporations, 3.500% - 7.000% due
11/01/2037 - 05/01/2056, Federal National Mortgage
Associations, 2.000% - 6.500% due 12/01/2047 - 12/01/2055,
Government National Mortgage Associations, 2.000% - 6.500%
due 05/20/2044 - 02/20/2065, a U.S. Treasury Inflation Index
Note, 0.875% due 01/15/2029, U.S. Treasury Notes, 0.500% -
4.625% due 06/30/2027 - 04/30/2029 and U.S. Treasury Strips,
0.000% due 02/15/2034 - 02/15/2035, valued at $1,020,668);
expected proceeds $1,000,101
	3.650%	07/01/2026	07/01/2026	1,000,000	1,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					2,121,000
TREASURY REPURCHASE AGREEMENTS—14.8%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2026, valued at $2,040,001); expected proceeds $2,000,202	3.640%	07/01/2026	07/01/2026	2,000,000	2,000,000
Agreement with Mizuho Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 0.625% due 07/31/2026, valued at $1,020,106); expected proceeds $1,000,101	3.640%	07/01/2026	07/01/2026	1,000,000	1,000,000
Agreement with NatWest Markets Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2027, valued at $1,020,003); expected proceeds $1,000,101	3.640%	07/01/2026	07/01/2026	1,000,000	1,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					4,000,000
OTHER REPURCHASE AGREEMENTS—10.5%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/12/2026 (collateralized by Cetificate of Deposits, 0.000% due 12/31/2027 - 01/01/2049 and various Common Stocks, valued at $377,652); expected proceeds $354,651 (d)	4.020%	07/01/2026	10/09/2026	350,000	350,000
See accompanying notes to financial statements.
2

STATE STREET PRIME MONEY MARKET ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/18/2026 (collateralized by various Corporate Bonds, 0.000% - 3.250% due 10/01/2029 - 06/01/2032, valued at $288,179); expected proceeds $253,350 (d)	4.020%	07/01/2026	10/16/2026	$250,000	$250,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 1.250% - 4.500% due 08/27/2026 - 08/27/2035, Federal Home Loan Mortgage Corporations, 2.500% - 7.000% due 12/01/2047 - 05/01/2056, Federal National Mortgage Associations, 1.991% - 6.500% due 01/25/2032 - 01/01/2056 and Government National Mortgage Associations, 2.500% - 7.500% due 01/20/2051 - 05/20/2056, valued at $1,020,788); expected proceeds $1,000,102	3.650%	07/01/2026	07/01/2026	1,000,000	1,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2026 (collateralized by a Common Stock and various Corporate Bonds, 3.626% - 6.125% due 10/01/2029 - 03/13/2070, valued at $262,876); expected proceeds $253,347 (d)	4.050%	07/01/2026	10/09/2026	250,000	250,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 3.125% - 6.900% due 02/01/2027 - 03/15/2040, valued at $1,150,779); expected proceeds $1,000,103	3.720%	07/01/2026	07/01/2026	1,000,000	1,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					2,850,000
TOTAL INVESTMENTS –99.9% (Cost $27,048,650) (e)					27,044,679
Other Assets in Excess of Liabilities —0.1%					31,540
NET ASSETS –100.0%					$27,076,219

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 32.9% of net assets as of June 30, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Rate shown is the discount rate at time of purchase.
(d)	Illiquid security. These securities represent $850,000 or 3.1% of net assets as of June 30, 2026.
(e)	Also represents the cost for federal tax purposes.

Abbreviations:
SOFR	Secured Overnight Financing Rate
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$3,934,857	$—	$3,934,857
Certificates Of Deposit	—	4,298,512	—	4,298,512
Financial Company Commercial Paper	—	6,855,275	—	6,855,275
Other Notes	—	1,249,936	—	1,249,936
Treasury Debt	—	1,735,099	—	1,735,099
Government Agency Repurchase Agreements	—	2,121,000	—	2,121,000
Treasury Repurchase Agreements	—	4,000,000	—	4,000,000
Other Repurchase Agreements	—	2,850,000	—	2,850,000
Total Investments	$—	$27,044,679	$—	$27,044,679
See accompanying notes to financial statements.
3

STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—12.4%
Aquitaine Funding Co. LLC (a)	3.720%	07/06/2026	07/06/2026	$250,000	$249,871
Aquitaine Funding Co. LLC, SOFR + 0.37% (b)	3.990%	07/01/2026	12/17/2026	250,000	250,000
Bennington Stark Capital Co. LLC (a)	3.860%	07/24/2026	07/24/2026	125,000	124,692
Brigantine Funding Co. LLC (a)	3.920%	08/26/2026	08/26/2026	350,000	347,863
Brigantine Funding Co. LLC (a)	3.920%	09/03/2026	09/03/2026	125,000	124,129
Fastnet Funding Co. LLC (a)	3.920%	07/31/2026	07/31/2026	150,000	149,510
Fastnet Funding Co. LLC (a)	3.920%	08/28/2026	08/28/2026	125,000	124,210
Halkin Finance LLC (a)	3.720%	07/01/2026	07/01/2026	125,000	125,000
Helvetica Funding Co. LLC (a)	3.940%	12/03/2026	12/03/2026	125,000	122,879
Hqla Funding LLC (a)	4.060%	08/17/2026	08/17/2026	90,000	89,523
Ionic Funding LLC	3.900%	07/09/2026	07/09/2026	250,000	249,783
Ionic Funding LLC	3.990%	08/21/2026	08/21/2026	250,000	248,587
Lexington Parker Capital Co. LLC (a)	3.920%	09/10/2026	09/10/2026	150,000	148,840
Lexington Parker Capital Co. LLC (a)	4.000%	07/07/2026	07/07/2026	90,000	89,940
Mainbeach Funding LLC (a)	3.990%	09/03/2026	09/03/2026	157,000	155,886
Mountcliff Funding LLC (a)	4.000%	10/16/2026	10/16/2026	250,000	247,028
Ranger Funding Co. LLC (a)	3.970%	11/04/2026	11/04/2026	150,000	147,916
Regatta Funding Co. LLC (a)	3.940%	09/04/2026	09/04/2026	150,000	148,933
Reliance Funding Co. LLC (a)	4.020%	12/11/2026	12/11/2026	200,000	196,360
Verto Capital I Compartment C (a)	3.721%	07/01/2026	07/01/2026	200,000	200,000
Washington Morgan Capital Co. LLC (a)	3.900%	07/17/2026	07/17/2026	125,000	124,783
TOTAL ASSET BACKED COMMERCIAL PAPER					3,665,733
CERTIFICATES OF DEPOSIT—19.0%
Banco Santander SA, SOFR + 0.32% (b)	3.940%	07/01/2026	08/24/2026	125,000	125,016
Bank of Montreal, SOFR + 0.24% (b)	3.860%	07/01/2026	10/19/2026	125,000	125,000
Bank of Montreal, SOFR + 0.25% (b)	3.870%	07/01/2026	11/13/2026	90,000	90,000
Barclays Bank PLC	4.000%	09/23/2026	09/23/2026	250,000	250,000
BNP Paribas SA	4.000%	12/23/2026	12/23/2026	60,000	60,000
Cooperatieve Rabobank UA	4.060%	03/18/2027	03/18/2027	100,000	99,934
Credit Agricole Corporate & Investment Bank SA	4.000%	12/09/2026	12/09/2026	150,000	149,896
Credit Agricole Corporate & Investment Bank SA	4.010%	11/16/2026	11/16/2026	90,000	90,000
Credit Agricole Corporate & Investment Bank SA	4.020%	12/31/2026	12/31/2026	250,000	250,000
Credit Industriel et Commercial	3.800%	07/31/2026	07/31/2026	100,000	100,038
Credit Industriel et Commercial, SOFR + 0.33% (b)	3.950%	07/01/2026	08/20/2026	250,000	250,053
Credit Industriel et Commercial	4.090%	04/27/2027	04/27/2027	60,000	60,000
HSBC Bank USA NA, SOFR + 0.35% (b)	3.970%	07/01/2026	07/10/2026	215,000	215,007
Landesbank Baden-Wuerttemberg	3.650%	07/06/2026	07/06/2026	250,000	250,000
Lloyds Bank Corporate Markets PLC, SOFR + 0.35% (b)	3.970%	07/01/2026	11/05/2026	125,000	125,033
Mizuho Bank Ltd.	3.900%	10/19/2026	10/19/2026	250,000	250,000
Mizuho Bank Ltd., SOFR + 0.35% (b)	3.970%	07/01/2026	09/18/2026	90,000	90,000
Nordea Bank Abp, SOFR + 0.30% (b)	3.920%	07/01/2026	10/07/2026	90,000	90,000
Nordea Bank Abp, SOFR + 0.38% (b)	4.000%	07/01/2026	02/05/2027	215,000	215,137
Norinchukin Bank	3.670%	07/07/2026	07/07/2026	250,000	250,000
Norinchukin Bank	3.840%	08/25/2026	08/25/2026	250,000	250,000
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.20% (b)	3.820%	07/01/2026	09/21/2026	90,000	89,974
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.27% (b)	3.890%	07/01/2026	01/06/2027	250,000	249,999
Royal Bank of Canada, SOFR + 0.27% (b)	3.890%	07/01/2026	02/19/2027	100,000	99,961
Royal Bank of Canada, SOFR + 0.35% (b)	3.970%	07/01/2026	12/04/2026	150,000	150,018
Sumitomo Mitsui Banking Corp., SOFR + 0.29% (b)	3.910%	07/01/2026	01/04/2027	250,000	250,000
Sumitomo Mitsui Banking Corp., SOFR + 0.35% (b)	3.970%	07/01/2026	09/24/2026	90,000	90,000
Sumitomo Mitsui Trust	3.900%	09/24/2026	09/24/2026	200,000	199,991
Svenska Handelsbanken AB	3.980%	12/16/2026	12/16/2026	250,000	250,006
Swedbank AB, SOFR + 0.26% (b)	3.880%	07/01/2026	12/23/2026	250,000	249,988
Swedbank AB, SOFR + 0.34% (b)	3.960%	07/01/2026	12/22/2026	60,000	60,000
See accompanying notes to financial statements.
4

STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto-Dominion Bank	3.850%	08/28/2026	08/28/2026	$125,000	$125,000
Wells Fargo Bank NA, SOFR + 0.27% (b)	3.890%	07/01/2026	02/10/2027	400,000	399,984
TOTAL CERTIFICATES OF DEPOSIT					5,600,035
FINANCIAL COMPANY COMMERCIAL PAPER—19.1%
Australia & New Zealand Banking Group Ltd. (a)	3.850%	09/09/2026	09/09/2026	90,000	89,326
Australia & New Zealand Banking Group Ltd. (a)	4.120%	06/07/2027	06/07/2027	250,000	240,244
Bank of New York Mellon	3.870%	11/23/2026	11/23/2026	75,000	73,831
BNG Bank NV (a)	3.640%	07/02/2026	07/02/2026	350,000	349,965
Caisse d'Amortissement de la Dette Sociale (a)	3.850%	09/17/2026	09/17/2026	250,000	247,915
Canadian Imperial Bank of Commerce, SOFR + 0.28% (a)(b)	3.900%	07/01/2026	01/07/2027	250,000	250,000
Commonwealth Bank of Australia, SOFR + 0.17% (a)(b)	3.790%	07/01/2026	08/19/2026	250,000	249,988
Commonwealth Bank of Australia, SOFR + 0.26% (a)(b)	3.900%	07/01/2026	01/04/2027	275,000	275,000
Commonwealth Bank of Australia, SOFR + 0.29% (a)(b)	3.910%	07/01/2026	11/23/2026	100,000	100,000
ING Bank NV, SOFR + 0.28% (b)	3.900%	07/01/2026	09/21/2026	275,000	275,042
ING Bank NV	4.110%	04/01/2027	04/01/2027	275,000	266,398
ING U.S. Funding LLC, SOFR + 0.30% (a)(b)	3.920%	07/01/2026	09/14/2026	90,000	90,000
Lloyds Bank PLC (a)	3.820%	12/01/2026	12/01/2026	60,000	59,026
Macquarie Bank Ltd. (a)	3.850%	09/17/2026	09/17/2026	90,000	89,249
Macquarie Bank Ltd., SOFR + 0.27% (a)(b)	3.890%	07/01/2026	01/19/2027	250,000	250,000
MUFG Bank Ltd.	3.840%	07/13/2026	07/13/2026	100,000	99,872
National Australia Bank Ltd., SOFR + 0.26% (a)(b)	3.880%	07/01/2026	01/05/2027	250,000	250,000
National Australia Bank Ltd., SOFR + 0.33% (a)(b)	3.950%	07/01/2026	12/18/2026	60,000	60,000
National Australia Bank Ltd., SOFR + 0.34% (a)(b)	3.960%	07/01/2026	11/02/2026	150,000	150,035
Nordea Bank Abp, SOFR + 0.35% (a)(b)	3.970%	07/01/2026	04/15/2027	50,000	50,000
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.25% (a)(b)	3.870%	07/01/2026	11/12/2026	200,000	199,996
Oversea-Chinese Banking Corp. Ltd., SOFR + 0.26% (a)(b)	3.880%	07/01/2026	12/21/2026	250,000	250,000
Royal Bank of Canada (a)	3.920%	02/01/2027	02/01/2027	200,000	195,318
Skandinaviska Enskilda Banken AB, SOFR + 0.30% (a)(b)	3.920%	07/01/2026	10/13/2026	50,000	50,000
Skandinaviska Enskilda Banken AB, SOFR + 0.38% (a)(b)	4.000%	07/01/2026	04/01/2027	250,000	250,127
Sumitomo Mitsui Trust (a)	3.850%	07/13/2026	07/13/2026	90,000	89,885
Svenska Handelsbanken AB (a)	3.850%	12/02/2026	12/02/2026	125,000	122,941
Svenska Handelsbanken AB (a)	3.950%	05/20/2027	05/20/2027	65,000	62,696
Svenska Handelsbanken AB (a)	4.020%	01/11/2027	01/11/2027	275,000	269,043
Swedbank AB (a)	3.910%	11/04/2026	11/04/2026	200,000	197,263
United Overseas Bank Ltd., SOFR + 0.24% (a)(b)	3.860%	07/01/2026	11/16/2026	90,000	90,000
United Overseas Bank Ltd. (a)	3.920%	10/05/2026	10/05/2026	275,000	272,125
Westpac Banking Corp., SOFR + 0.27% (a)(b)	3.890%	07/01/2026	02/23/2027	60,000	59,965
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,625,250
OTHER NOTES—5.8%
Abu Dhabi Islamic Bank PJSC	3.620%	07/01/2026	07/01/2026	658,000	658,000
Bank of America NA, SOFR + 0.40% (b)	4.020%	07/01/2026	07/02/2027	65,000	65,000
Credit Agricole Corporate & Investment Bank SA	3.650%	07/06/2026	07/06/2026	250,000	250,000
Mizuho Bank Ltd.	3.630%	07/01/2026	07/01/2026	250,000	250,000
National Bank of Canada	3.660%	07/07/2026	07/07/2026	250,000	250,000
Royal Bank of Canada	3.670%	07/01/2026	07/01/2026	250,000	250,000
TOTAL OTHER NOTES					1,723,000
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—18.7%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a Federal Home Loan Mortgage Corporation, 4.328% due 05/25/2056, valued at $1,545,002); expected proceeds $1,500,152	3.650%	07/01/2026	07/01/2026	1,500,000	1,500,000
See accompanying notes to financial statements.
5

STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Government National Mortgage Associations, 1.375% - 6.000% due 09/15/2049 - 04/20/2056, valued at $2,048,509); expected proceeds $2,000,203	3.650%	07/01/2026	07/01/2026	$2,000,000	$2,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by Federal National Mortgage Associations, 2.500% - 6.500% due 03/01/2028 - 11/01/2053, valued at $2,040,207); expected proceeds $2,000,203	3.650%	07/01/2026	07/01/2026	2,000,000	2,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,500,000
TREASURY REPURCHASE AGREEMENTS—13.6%
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, U.S. Treasury Notes, 4.125% - 4.250% due 11/30/2029 - 08/15/2035 and a U.S. Treasury Strip, 0.000% due 08/15/2029, valued at $2,040,000); expected proceeds $2,000,202	3.640%	07/01/2026	07/01/2026	2,000,000	2,000,000
Agreement with NatWest Markets Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 2.250% due 11/15/2027, valued at $2,040,006); expected proceeds $2,000,202	3.640%	07/01/2026	07/01/2026	2,000,000	2,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					4,000,000
OTHER REPURCHASE AGREEMENTS—10.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/18/2026 (collateralized by various Common Stocks, valued at $108,001); expected proceeds $101,340 (c)	4.020%	07/01/2026	10/16/2026	100,000	100,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 1.500% - 4.500% due 01/20/2027 - 08/25/2028 and Federal Home Loan Mortgage Corporations, 4.828% due 12/25/2055, valued at $1,029,981); expected proceeds $1,000,101	3.640%	07/01/2026	07/01/2026	1,000,000	1,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/12/2026 (collateralized by various Corporate Bonds, 0.125% - 2.450% due 03/01/2028 - 12/15/2050 and a Common Stock, valued at $108,061); expected proceeds $101,339 (c)	4.050%	07/01/2026	10/09/2026	100,000	100,000
Agreement with Toronto Dominion Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by various Corporate Bonds, 0.000% - 8.750% due 08/15/2026 - 08/15/2064, valued at $2,183,995); expected proceeds $2,000,202	3.640%	07/01/2026	07/01/2026	2,000,000	2,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					3,200,000
TOTAL INVESTMENTS –99.5% (d)					29,314,018
Other Assets in Excess of Liabilities —0.5%					153,130
NET ASSETS –100.0%					$29,467,148

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.6% of net assets as of June 30, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Illiquid security. These securities represent $200,000 or 0.7% of net assets as of June 30, 2026.
(d)	Also represents the cost for federal tax purposes.

Abbreviations:
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
6

STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Asset Backed Commercial Paper	$—	$3,665,733	$—	$3,665,733
Certificates Of Deposit	—	5,600,035	—	5,600,035
Financial Company Commercial Paper	—	5,625,250	—	5,625,250
Other Notes	—	1,723,000	—	1,723,000
Government Agency Repurchase Agreements	—	5,500,000	—	5,500,000
Treasury Repurchase Agreements	—	4,000,000	—	4,000,000
Other Repurchase Agreements	—	3,200,000	—	3,200,000
Total Investments	$—	$29,314,018	$—	$29,314,018
See accompanying notes to financial statements.
7

STATE STREET STABLECOIN RESERVES MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—4.3%
U.S. Treasury Bills (a)	3.633%	09/17/2026	09/17/2026	$2,000,000	$1,984,259
U.S. Treasury Bills (a)	3.640%	08/18/2026	08/18/2026	2,000,000	1,990,293
U.S. Treasury Bills (a)	3.655%	08/13/2026	08/13/2026	1,210,000	1,204,841
TOTAL TREASURY DEBT					5,179,393
TREASURY REPURCHASE AGREEMENTS—96.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by U.S. Treasury Notes, 4.000% - 4.125% due 02/15/2027 - 12/15/2027, valued at $15,597,869); expected proceeds $15,293,546	3.640%	07/01/2026	07/01/2026	15,292,000	15,292,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 1.125% due 02/15/2031, valued at $15,300,051); expected proceeds $15,001,517	3.640%	07/01/2026	07/01/2026	15,000,000	15,000,000
Agreement with Deutsche Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 4.000% due 11/15/2042, valued at $20,400,074); expected proceeds $20,002,022	3.640%	07/01/2026	07/01/2026	20,000,000	20,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 1.875% due 02/15/2051, valued at $20,400,039); expected proceeds $20,002,022	3.640%	07/01/2026	07/01/2026	20,000,000	20,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bond, 3.000% due 02/15/2047, valued at $15,300,022); expected proceeds $15,001,517	3.640%	07/01/2026	07/01/2026	15,000,000	15,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Bill, 0.000% due 12/10/2026, U.S. Treasury Notes, 1.375% - 4.000% due 12/15/2027 - 11/15/2031 and a U.S. Treasury Bond, 1.375% due 11/15/2040, valued at $12,240,032); expected proceeds $12,001,213	3.640%	07/01/2026	07/01/2026	12,000,000	12,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/30/2026 (collateralized by a U.S. Treasury Note, 3.750% due 04/30/2027, valued at $20,402,064); expected proceeds $20,002,022	3.640%	07/01/2026	07/01/2026	20,000,000	20,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					117,292,000
TOTAL INVESTMENTS –101.2% (b)					122,471,393
Liabilities in Excess of Other Assets —(1.2)%					(1,426,752)
NET ASSETS –100.0%					$121,044,641

(a)	Rate shown is the discount rate at time of purchase.
(b)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments:
Treasury Debt	$—	$5,179,393	$—	$5,179,393
Treasury Repurchase Agreements	—	117,292,000	—	117,292,000
Total Investments	$—	$122,471,393	$—	$122,471,393
See accompanying notes to financial statements.
8

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street Prime Money Market ETF	State Street Prime Retail Reserves Money Market Fund	State Street Stablecoin Reserves Money Market Fund
ASSETS
Investments in unaffiliated issuers, at value	$18,073,679	$16,614,018	$5,179,393
Repurchase agreements, at value	8,971,000	12,700,000	117,292,000
Total Investments	27,044,679	29,314,018	122,471,393
Cash	708	104,672	824
Receivable for fund shares sold	—	334,545	—
Interest receivable — unaffiliated issuers	34,538	29,246	11,859
TOTAL ASSETS	27,079,925	29,782,481	122,484,076
LIABILITIES
Payable for investments purchased	—	275,000	1,204,840
Payable for fund shares repurchased	—	18,538	—
Advisory fee payable	3,706	757	3,818
Administration fees payable	—	518	9,137
Shareholder servicing fee payable	—	2,996	—
Distribution payable	—	17,524	221,640
TOTAL LIABILITIES	3,706	315,333	1,439,435
NET ASSETS	$27,076,219	$29,467,148	$121,044,641
NET ASSETS CONSIST OF:
Paid-in capital	$27,002,349	$29,467,137	$121,044,641
Total distributable earnings (loss)	73,870	11	—
NET ASSETS	$27,076,219	$29,467,148	$121,044,641
NET ASSET VALUE PER SHARE
Net asset value per share	$100.28	$1.00	$1.00
Shares outstanding (unlimited amount authorized, $0.01 par value)	270,000	29,467,137	121,044,641
Advantage Class
Net Assets	$—	$24,667,148	$—
Shares Outstanding	—	24,667,137	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Advisory Class
Net Assets	$—	$1,200,000	$—
Shares Outstanding	—	1,200,000	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Agency Class
Net Assets	$—	$1,200,000	$—
Shares Outstanding	—	1,200,000	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Capital Class
Net Assets	$—	$1,200,000	$100,500,000
Shares Outstanding	—	1,200,000	100,500,000
Net asset value, offering and redemption price per share	$—	$1.00	$1.00
Cash Management Class
Net Assets	$—	$1,200,000	$—
Shares Outstanding	—	1,200,000	—
Net asset value, offering and redemption price per share	$—	$1.00	$—
Preferred Class
Net Assets	$—	$—	$20,544,641
Shares Outstanding	—	—	20,544,641
Net asset value, offering and redemption price per share	$—	$—	$1.00
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$18,077,650	$16,614,018	$5,179,393
Repurchase agreements	8,971,000	12,700,000	117,292,000
Total cost of investments	$27,048,650	$29,314,018	$122,471,393
See accompanying notes to financial statements.
9

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF OPERATIONS
June 30, 2026 (Unaudited)

	State Street Prime Money Market ETF	State Street Prime Retail Reserves Money Market Fund	State Street Stablecoin Reserves Money Market Fund
	For the Period 2/11/26*- 6/30/26 (Unaudited)	For the Period 3/13/26*- 6/30/26 (Unaudited)	For the Period 6/8/26*- 6/30/26 (Unaudited)
INVESTMENT INCOME
Interest income — unaffiliated issuers	$367,680	$108,305	$279,236
EXPENSES
Advisory fee	17,441	1,429	3,812
Administration fees
Advantage Class	—	1,975	—
Advisory Class	—	542	—
Agency Class	—	542	—
Capital Class	—	470	8,233
Cash Management Class	—	362	—
Preferred Class	—	—	904
Shareholder servicing fees
Advantage Class	—	3,526	—
Advisory Class	—	542	—
Agency Class	—	181	—
Trustees’ fees and expenses	33	—	6
Miscellaneous expenses	30	—	—
TOTAL EXPENSES	17,504	9,569	12,955
Expenses waived/reimbursed by the Adviser	—	(1,718)	—
NET EXPENSES	17,504	7,851	12,955
NET INVESTMENT INCOME (LOSS)	$350,176	$100,454	$266,281
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	56	—	—
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,971)	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS)	(3,915)	—	—
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$346,261	$100,454	$266,281

*	Commencement of operations.
See accompanying notes to financial statements.
10

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Prime Money Market ETF	State Street Prime Retail Reserves Money Market Fund	State Street Stablecoin Reserves Money Market Fund
	For the Period 2/11/26*- 6/30/26 (Unaudited)	For the Period 3/13/26*- 6/30/26 (Unaudited)	For the Period 6/8/26*- 6/30/26 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$350,176	$100,454	$266,281
Net realized gain (loss)	56	—	—
Net change in unrealized appreciation/depreciation	(3,971)	—	—
Net increase (decrease) in net assets resulting from operations	346,261	100,454	266,281
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(272,391)	—	—
Advantage Class	—	(49,063)	—
Advisory Class	—	(12,420)	—
Agency Class	—	(12,782)	—
Capital Class	—	(13,035)	(220,524)
Cash Management Class	—	(13,143)	—
Preferred Class	—	—	(45,757)
Total distributions to shareholders	(272,391)	(100,443)	(266,281)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	27,002,349	—	—
Net increase (decrease) from share transactions	27,002,349	—	—
Advantage Class
Proceeds from sale of shares sold	—	27,165,973	—
Reinvestment of distributions	—	36,720	—
Cost of shares redeemed	—	(2,535,556)	—
Net increase (decrease) from capital share transactions	—	24,667,137	—
Advisory Class
Proceeds from sale of shares sold	—	1,200,000	—
Net increase (decrease) from capital share transactions	—	1,200,000	—
Agency Class
Proceeds from sale of shares sold	—	1,200,000	—
Net increase (decrease) from capital share transactions	—	1,200,000	—
Capital Class
Proceeds from sale of shares sold	—	1,200,000	100,500,000
Net increase (decrease) from capital share transactions	—	1,200,000	100,500,000
Cash Management Class
Proceeds from sale of shares sold	—	1,200,000	—
Net increase (decrease) from capital share transactions	—	1,200,000	—
Preferred Class
Proceeds from sale of shares sold	—	—	20,500,000
Reinvestment of distributions	—	—	44,641
Net increase (decrease) from capital share transactions	—	—	20,544,641
Net increase (decrease) in net assets from beneficial interest transactions	27,002,349	29,467,137	121,044,641
Net increase (decrease) in net assets during the period	27,076,219	29,467,148	121,044,641
Net assets at beginning of period	—	—	—
See accompanying notes to financial statements.
11

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street Prime Money Market ETF	State Street Prime Retail Reserves Money Market Fund	State Street Stablecoin Reserves Money Market Fund
	For the Period 2/11/26*- 6/30/26 (Unaudited)	For the Period 3/13/26*- 6/30/26 (Unaudited)	For the Period 6/8/26*- 6/30/26 (Unaudited)
NET ASSETS AT END OF PERIOD	$27,076,219	$29,467,148	$121,044,641
SHARES OF BENEFICIAL INTEREST:
Shares sold	270,000	—	—
Net increase (decrease) from share transactions	270,000	—	—
Advantage Class
Shares sold	—	27,165,973	—
Reinvestment of distributions	—	36,720	—
Shares redeemed	—	(2,535,556)	—
Net increase (decrease) from share transactions	—	24,667,137	—
Advisory Class
Shares sold	—	1,200,000	—
Net increase (decrease) from share transactions	—	1,200,000	—
Agency Class
Shares sold	—	1,200,000	—
Net increase (decrease) from share transactions	—	1,200,000	—
Capital Class
Shares sold	—	1,200,000	100,500,000
Net increase (decrease) from share transactions	—	1,200,000	100,500,000
Cash Management Class
Shares sold	—	1,200,000	—
Net increase (decrease) from share transactions	—	1,200,000	—
Preferred Class
Shares sold	—	—	20,500,000
Reinvestment of distributions	—	—	44,641
Net increase (decrease) from share transactions	—	—	20,544,641

*	Commencement of operations.
See accompanying notes to financial statements.
12

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET PRIME MONEY MARKET ETF
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

For the Period 2/11/26*- 6/30/26 (Unaudited)
Net asset value, beginning of period	$100.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.39
Net realized and unrealized gain (loss)	(0.02)
Total from investment operations	1.37
Distributions to shareholders from:
Net investment income	(1.09)
Net asset value, end of period	$100.28
Total return (b)	1.38%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,076
Ratios to average net assets:
Total expenses	0.18%(c)
Net investment income (loss)	3.59%(c)

*	Commencement of operations.
(a)	Net investment income per share is calculated using the average shares method.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
See accompanying notes to financial statements.
13

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Advantage Class
For the Period 3/13/26*- 6/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0103
Net realized gain (loss)	—
Total from investment operations	0.0103
Distributions to shareholders from:
Net investment income	(0.0103)
Net asset value, end of period	$1.0000
Total return (a)	1.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,667
Ratios to Average Net Assets:
Total expenses	0.44%(b)
Net expenses	0.32%(b)
Net investment income (loss)	0.54%(b)

*	Commencement of operations.
(a)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(b)	Annualized.
See accompanying notes to financial statements.
14

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Advisory Class
For the Period 3/13/26*- 6/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) From Investment Operations:
Net investment income (loss)	0.0104
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0104
Distributions to Shareholders From:
Net investment income	(0.0104)
Net asset value, end of period	$1.0000
Total return (a)	1.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,200
Ratios to Average Net Assets:
Total expenses	0.35%(b)
Net expenses	0.35%(b)
Net investment income (loss)	0.71%(b)

*	Commencement of operations.
(a)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(b)	Annualized.
See accompanying notes to financial statements.
15

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Agency Class
For the Period 3/13/26*- 6/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) From Investment Operations:
Net investment income (loss)	0.0107
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0107
Distributions to Shareholders From:
Net investment income	(0.0107)
Net asset value, end of period	$1.0000
Total return (a)	1.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,200
Ratios to Average Net Assets:
Total expenses	0.25%(b)
Net expenses	0.25%(b)
Net investment income (loss)	0.81%(b)

*	Commencement of operations.
(a)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(b)	Annualized.
See accompanying notes to financial statements.
16

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Capital Class
For the Period 3/13/26*- 06/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) From Investment Operations:
Net investment income (loss)	0.0109
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0109
Distributions to Shareholders From:
Net investment income	(0.0109)
Net asset value, end of period	$1.0000
Total return (a)	1.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,200
Ratios to Average Net Assets:
Total expenses	0.18%(b)
Net expenses	0.18%(b)
Net investment income (loss)	0.88%(b)

*	Commencement of operations.
(a)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(b)	Annualized.
See accompanying notes to financial statements.
17

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Cash Management Class
For the Period 3/13/26*- 06/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) From Investment Operations:
Net investment income (loss)	0.0110
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0110
Distributions to Shareholders From:
Net investment income	(0.0110)
Net asset value, end of period	$1.0000
Total return (a)	1.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,200
Ratios to Average Net Assets:
Total expenses	0.15%(b)
Net expenses	0.15%(b)
Net investment income (loss)	0.91%(b)

*	Commencement of operations.
(a)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(b)	Annualized.
See accompanying notes to financial statements.
18

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET STABLECOIN RESERVES MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Capital Class
For the Period 6/8/26*- 06/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) From Investment Operations:
Net investment income (loss)	0.0000 (a)
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0000 (a)
Distributions to Shareholders From:
Net investment income	(0.0000)(a)
Net asset value, end of period	$1.0000
Total return (b)	0.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$100,500
Ratios to Average Net Assets:
Total expenses	0.18%(c)
Net expenses	0.18%(c)
Net investment income (loss)	3.48%(c)

*	Commencement of operations.
(a)	Amount is less than $0.00005 per share.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
See accompanying notes to financial statements.
19

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATE STREET STABLECOIN RESERVES MONEY MARKET FUND
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

Preferred Class
For the Period 6/8/26*- 06/30/26 (Unaudited)
Net asset value, beginning of period	$1.0000
Income (loss) From Investment Operations:
Net investment income (loss)_I	0.0000 (a)
Net realized and unrealized gain (loss)	—
Total from investment operations	0.0000 (a)
Distributions to Shareholders From:
Net investment income	(0.0000)(a)
Net asset value, end of period	$1.0000
Total return (b)	0.22%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,545
Ratios to Average Net Assets:
Total expenses	0.12%(c)
Net expenses	0.12%(c)
Net investment income (loss)	3.54%(c)

*	Commencement of operations.
(a)	Amount is less than $0.00005 per share.
(b)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Results represent past performance and are not indicative of future results.

(c)	Annualized.
See accompanying notes to financial statements.
20

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
State Street Institutional Investment Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of thirty-four (34) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board" and each member thereof, a “Trustee”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the following series (individually a "Fund" and collectively the "Funds"):

Fund	Classes	Commencement of Operations	Diversification Classification
State Street Prime Money Market ETF		February 11, 2026	Diversified
State Street Prime Retail Reserves Money Market Fund	Advantage Class Advisory Class Agency Class Capital Class Cash Management Class	March 13, 2026 March 13, 2026 March 13, 2026 March 13, 2026 March 13, 2026	Diversified
State Street Stablecoin Reserves Money Market Fund	Capital Class Preferred Class	June 8, 2026 June 8, 2026	Diversified
The State Street Prime Money Market ETF’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity. Unlike a traditional money market fund, the Fund operates as an ETF and is traded on a regulated exchange. The net asset value per share will not seek to maintain a stable value and is expected to fluctuate with changes in the values of the Fund's portfolio securities and reflecting changes in net asset value based on creations and redemptions with Authorized Participants. The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.
The State Street Prime Retail Reserves Money Market Fund’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value.
The State Street Stablecoin Reserves Money Market Fund’s investment objective is to seek a high level of current income consistent with preserving principal and liquidity and the maintenance of a stable $1.00 per share net asset value. The State Street Stablecoin Reserves Money Market Fund operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7. The Fund is not currently subject to liquidity fees during periods of high illiquidity in the markets for the investments it holds.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of the Fund’s costs, to the Fund’s competitors and to the Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
21

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Funds' are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board” and each member thereof, a "Trustee"). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
The State Street Prime Money Market ETF's securities are valued at the bid price as provided by independent pricing services or brokers. The State Street Prime Retail Reserves Money Market Fund and the State Street Stablecoin Reserves Money Market Fund's securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Fund's investments. The Funds value its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
22

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Distributions
Distributions from net investment income are declared daily and are payable as of the last business day of each month. The State Street Prime Money Market ETF accrues dividends from net investment income daily and declares and pays them as of the last business day of each month. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Securities and Other Investments
Repurchase Agreements
Each Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement.
A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of each Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
Each Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund's principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2026, the State Street Prime Money Market ETF, the State Street Prime Retail Reserves Money Market Fund and the State Street Stablecoin Reserves Money Market Fund had invested in repurchase agreements with the gross values (principal) of $8,971,000, $12,700,000 and $117,292,000, respectively, and associated collateral equal to $9,344,473, $13,143,762 and $119,640,151, respectively.
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Funds in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, each of the State Street Prime Retail Reserves Money Market Fund and the State Street Stablecoin Reserves Money Market Fund pay the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. The State Street Prime Money Market ETF pays the Adviser a fee at an annual rate of 0.18% of the Fund's average daily net assets. Pursuant to the investment advisory agreement for the State Street Prime Money Market ETF, the Adviser is responsible for substantially all expenses of the Fund, except (i) the advisory fee; (ii) payments under any distribution plan adopted by the Fund in compliance with Rule 12b-1; (iii) brokerage expenses; (iv) taxes; (v) interest; (vi) fees and expenses of the Independent Trustees (including any Trustees’ counsel fees); (vii) expenses incurred in connection with holding meetings of the Board of Trustees (including travel and related expenses of interested trustee(s) and officers of the Trust attending such meetings); (viii) expenses incurred in preparing (including legal expenses), printing, and mailing proxy statements and related materials to shareholders and associated expenses of conducting meetings of a Fund’s shareholders (e.g., expenses incurred in conjunction with soliciting proxies); (ix) expenses incurred by the Trust in connection with any merger or reorganization and other non-routine expenses not incurred in the ordinary course of business for an open-end management investment company; and (x) litigation expenses and other extraordinary expenses.
Each of the Adviser and State Street Global Advisors Funds Distributors, LLC (each a “Service Provider”) also may voluntarily reduce all or a portion of its fees and/or reimburse expenses for a Fund or a share class to the extent necessary to maintain a certain minimum net yield, which may vary from time to time and from share class to share class within the Fund, in SSGA FM's sole discretion (any such waiver or reimbursement of expenses being referred to herein as a “Voluntary Reduction”). The Adviser may, in its sole discretion, implement the Voluntary Reduction for some Funds, or some share classes of a Fund, and not others. The amount of any Voluntary Reduction may differ between Funds and share classes in the Adviser's sole discretion. The business objectives of the Adviser and its affiliates and their broader relationships with certain Fund shareholders, Financial
23

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Intermediaries or distribution channels could give the Adviser an incentive to implement the Voluntary Reduction for some Funds or share classes and not others, or to implement it to a greater degree for some Funds or share classes than others. Under an agreement with the Service Providers relating to the Voluntary Reduction, the Fund has agreed to reimburse the Service Providers for the full dollar amount of any Voluntary Reduction, subject to certain limitations. Each Service Provider may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the Fund.
There were no reimbursements for the period ended June 30, 2026.
Administrator, Sub-Administrator, Custodian and Transfer Agent Fees
(State Street Prime Money Market ETF)
SSGA FM serves as the administrator for the State Street Prime Money Market ETF pursuant to an Amended and Restated Administration Agreement. As compensation for its services provided under the Amended and Restated Administration Agreement, SSGA FM shall receive fees for the services, calculated based on the average aggregate net assets of the Fund, which are accrued daily and paid monthly out of its management fee.
State Street serves as the sub-administrator, custodian and transfer agent to the State Street Prime Money Market ETF. State Street is compensated for services provided to the State Street Prime Money Market ETF out of the management fee paid to the Adviser.
(State Street Prime Retail Reserves Money Market Fund and State Street Stablecoin Reserves Money Market Fund)
The Adviser serves as administrator to each Fund. Each Fund operates under what is essentially an all-in fee structure where each Fund will pay the Adviser an investment advisory fee and separately pay the Adviser a unitary operations and administration fee (the “Operations and Administration Fee”). The Operations and Administration Fee each Fund pays to the Adviser varies by share class and is computed as a percentage of each Fund’s assets. The Adviser, in turn, provides or procures operational, fund administration and other administrative services for each Fund and its shareholders. The Adviser bears the cost of various third-party services required by each Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs (including those costs incurred indirectly through the Fund’s investment in its corresponding master portfolio). Each Fund bears other expenses that are not covered under the investment advisory fee or Operations and Administration Fee, such as 0.05%, 0.15%, and 0.25% for Agency Class, Advisory Class, and Advantage Class, respectively, under the Shareholder Service and Administration Plan (State Street Prime Reserves Money Market Fund only); organizational expenses; costs of borrowing money, including interest expenses; investment advisory fees; extraordinary expenses (such as litigation and indemnification expenses); expenses incurred in preparing, printing, and mailing proxy statements and related materials (each a “Proxy”) to shareholders of each Fund; associated expenses of conducting meetings of each Fund’s shareholders in conjunction to a Proxy; and fees and expenses of trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust and their counsel. The Adviser believes that the Operations and Administration Fee structure provides shareholders with fees that are largely non-variable, simple, and predictable. Pursuant to the Operations and Administration Fee structure, the Adviser is responsible for bearing the costs of services provided by financial intermediaries, such as recordkeeping, sub-transfer agency, sub-accounting and other services to the extent these costs exceed the amount borne by the applicable share classes under the Shareholder Service and Administration Plan discussed below. Any portion of such expenses may also be borne by the Adviser or its affiliates and out of its or their profits. Each Fund pays an Operations and Administration Fee, which is borne at the share class level and varies by share class, to the Adviser at the annual rate of 0.10%, 0.13%, 0.15%, 0.15%, and 0.14% for the Cash Management Class, Capital Class, Agency Class, Advisory Class, and Advantage Class of the State Street Prime Retail Reserves Money Market Fund, respectively, and 0.07% and 0.13% for the Preferred Class and Capital Class of the State Street Stablecoin Reserves Money Market Fund, respectively.
State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, serves as the sub-administrator and custodian for each Fund for a fee that is paid from the Operations and Administration Fee.
Distribution Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Funds.
Pursuant to a Shareholder Service and Administration Plan adopted by the Board, the State Street Prime Retail Reserves Money Market Fund may enter into agreements with intermediaries that require them to provide service to their customers who beneficially own Agency Class, Advisory Class, and Advantage Class shares of the Fund. The shareholder service and administration fee rate borne by Agency Class, Advisory Class, and Advantage Class
24

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

shares is an annual rate of up to 0.05%, 0.15%, and 0.25%, respectively.
6. Trustees’ Fees
The fees and expenses of the Trust's Trustees who are not “interested persons” of the Trust, as defined in the1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Prime Money Market ETF	$27,048,650	$592	$4,563	$(3,971)
State Street Prime Retail Reserves Money Market Fund	29,314,018	—	—	—
State Street Stablecoin Reserves Money Market Fund	122,471,393	—	—	—
8. Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Portfolios were more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade securities and enter into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Funds may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds has unsettled or open transactions defaults. The value of securities held by the Funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Funds to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Funds Statement of Assets and Liabilities, less any collateral held by the Fund.
The Funds investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the
25

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Funds and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
26

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

STATE STREET PRIME MONEY MARKET ETF
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between an exchange-traded fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on November 19-20, 2025, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Prime Money Market ETF, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also considered information provided with respect to the New Fund and about exchange-traded funds, in general, at the meeting of the Board held on September 10-11, 2025, and the Board took into account information regarding the Adviser and other service providers of the New Fund at meetings of the Board and its committees held throughout the year. At the April 2, 2025 and May 7-8, 2025 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
• Information provided by the Adviser with respect to the proposed strategy for the New Fund;
• Prior performance information for another prime money market fund previously managed by the Adviser that utilized a similar strategy proposed to be utilized by the New Fund; and
• A report prepared by an independent third-party provider of investment company data, which included:
 o A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable exchange-traded funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
 o A comparison of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
• Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
• Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
• A presentation provided by the Adviser regarding the New Fund’s proposed investment strategy;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes to be used to value the assets of the New Fund.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;
27

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
• Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
• Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2024; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on November 19, 2025, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
28

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board noted the New Fund’s strategy and considered the Adviser’s significant experience in managing other money market funds, including the Adviser’s previous long history of managing a prime money market fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. However, the Board took into account the performance track record of another prime money market fund previously managed by the Adviser that utilized a similar investment strategy as the strategy proposed to be utilized by the New Fund and was generally satisfied with the Adviser’s performance in managing this strategy. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds, including the other money market funds managed by the Adviser.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund. As part of its review, the Board considered the New Fund’s contractual and actual management fee and total expense ratio as compared to New Fund’s Expense Group and Expense Universe. The Board also noted that under the New Fund’s unitary fee structure, the Adviser pays all expenses of the New Fund, except for certain expenses set forth under the Advisory Agreement. The Board considered that the proposed contractual management fee for the New Fund was below the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s estimated actual management fee was equal to the median of the New Fund’s Expense Group. The Board also considered that the New Fund’s estimated actual total expenses were below the medians of its Expense Group and Expense Universe.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, reputational and entrepreneurial risk.
Economies of Scale
In reviewing expected management fees and anticipated profitability with respect to the New Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Fund
29

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed management fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
30

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

STATE STREET PRIME RETAIL RESERVES MONEY MARKET FUND
TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Approval Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on February 2-3, 2026, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Prime Retail Reserves Money Market Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also considered information provided with respect to the New Fund at the meetings of the Board held on September 10-11, 2025, and the Board took into account information regarding the Adviser and other service providers of the New Fund at meetings of the Board and its committees held throughout the year. At the April 2, 2025 and May 7-8, 2025 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
• Information provided by the Adviser with respect to the proposed strategy for the New Fund;
• The Adviser’s significant experience in managing money market portfolios; and
• A report prepared by an independent third-party provider of investment company data, which included:
 o A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
 o A comparison of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
• Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
• Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
• A presentation provided by the Adviser regarding the New Fund’s proposed investment strategy;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes to be used to value the assets of the New Fund.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
31

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
• Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
• Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2024; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on February 2-3, 2026, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
32

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser. The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board noted the New Fund’s strategy and considered the Adviser’s significant experience in managing other money market funds. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. However, the Board took into account the performance track record of another prime money market fund previously managed by the Adviser that utilized a similar investment strategy as the strategy proposed to be utilized by the New Fund and was generally satisfied with the Adviser’s performance in managing this strategy. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds, including the other money market funds managed by the Adviser.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund. As part of its review, the Board considered the New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. The Board also reviewed information provided by management which showed that the New Fund’s estimated total expense ratios were in the range of those of key competitor funds.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, reputational and entrepreneurial risk.
Economies of Scale
In reviewing expected management fees and anticipated profitability with respect to the New Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing the assets of the New Fund to such an extent that the proposed management fee should be reduced or that
33

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
34

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

STATE STREET STABLECOIN RESERVES MONEY MARKET FUND
TRUSTEE CONSIDERATIONS IN APPROVAL OF INVESTMENT ADVISORY AGREEMENT
Overview of the Contract Approval Process
Under the Investment Company Act of 1940, as amended, an investment advisory agreement between a mutual fund and its investment adviser must be approved by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of State Street Institutional Investment Trust (the “Trust”), including a majority of the Independent Trustees, met in person on February 2-3, 2026, to consider a proposal to approve the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) on behalf of State Street Stablecoin Reserves Money Market Fund, a new series of the Trust (the “New Fund”). Prior to voting on the proposal, the Independent Trustees reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel that is independent (“Independent Counsel”) of the Adviser in connection with their consideration of approval of the Advisory Agreement. The Independent Trustees reviewed the proposed Advisory Agreement with respect to the New Fund in a private session with Independent Counsel at which no representatives of management were present. The Independent Trustees also considered information provided with respect to the New Fund at the meetings of the Board held on September 10-11, 2025, and the Board took into account information regarding the Adviser and other service providers of the New Fund at meetings of the Board and its committees held throughout the year. At the April 2, 2025 and May 7-8, 2025 Board meetings, the Independent Trustees also considered the renewal of the investment advisory agreement with the Adviser on behalf of certain other funds in the fund complex (the “Other Funds”). The Independent Trustees considered, among other things, the following:
Information about Comparable Fund Performance, Fees and Expenses
• Information provided by the Adviser with respect to the proposed strategy for the New Fund;
• The Adviser’s significant experience in managing money market portfolios; and
• A report prepared by an independent third-party provider of investment company data, which included:
 o A comparison of the New Fund’s estimated expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”); and
 o A comparison of the New Fund’s contractual and estimated actual management fees to the contractual and actual management fees of the Expense Group and Expense Universe; and
• Profitability analyses for (a) the Adviser with respect to Other Funds and (b) affiliates of the Adviser that provide services to the Other Funds.
Information about Portfolio Management
• Descriptions of the investment management services to be provided by the Adviser to the New Fund as well as services provided to the Other Funds, including its investment strategies and processes;
• A presentation provided by the Adviser regarding the New Fund’s proposed investment strategy;
• Information concerning the allocation of brokerage; and
• Information regarding the procedures and processes to be used to value the assets of the New Fund.
Information about the Adviser
• Reports detailing the financial results and condition of the Adviser and its affiliates;
• Descriptions of the qualifications, education and experience of the individual investment professionals who will be responsible for managing the New Fund;
• Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
35

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

• Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;
• Information concerning the resources to be devoted by the Adviser to overseeing compliance by the New Fund and its service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Other Funds;
• A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
• A description of the business continuity and disaster recovery plans of the Adviser; and
• Information regarding the Adviser’s cybersecurity and risk management processes.
Other Relevant Information
• Information concerning the nature, extent, quality and cost of various services to be provided to the New Fund by SSGA FM in its capacity as administrator;
• Information concerning the nature, extent, quality and cost of various non-investment management services to be provided to the New Fund by affiliates of SSGA FM, including the custodian, sub-administrator and fund accountant of the New Fund, and the role of SSGA FM in managing the New Fund’s relationships with these service providers;
• Copies of the Advisory Agreement and agreements with other service providers of the New Fund;
• Responses to a request for information reviewed by the Board and Independent Counsel requesting specific information regarding the Other Funds, certain of which was applicable to the New Fund, from each of:
o SSGA FM, in its capacity as the Other Funds’ Adviser and Administrator, with respect to its operations relating to the Other Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2024; and the relevant operations of other affiliated service providers to the Other Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2024;
o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Other Funds with respect to its operations relating to the Other Funds; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Other Funds (the “Distributor”), with respect to its operations relating to the Other Funds.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser and other service providers of the Other Funds throughout the year at meetings of the Board and its committees. At such meetings, the Board received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Other Funds and the investment strategies used in pursuing the Other Funds’ investment objectives.
The Independent Trustees were assisted throughout the contract approval process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, at the meeting held on February 2-3, 2026, the Board, including a majority of the Independent Trustees, voted to approve the Advisory Agreement with respect to the New Fund.
36

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services to be provided to the New Fund by the Adviser. The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the New Fund, including the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the New Fund. The Board considered the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board noted the New Fund’s strategy and considered the Adviser’s significant experience in managing other money market funds, including money market funds that invest in similar instruments to those expected to be held by the New Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services to be provided to the New Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention to be devoted to the New Fund by senior management, as well as the Adviser’s succession planning process.
The Board had previously reviewed the compliance programs of the Adviser and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to provide high quality investment management and related services for the New Fund.
Fund Performance
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the performance of the New Fund. However, the Board took into account the performance track record of another money market fund managed by the Adviser that utilizes a similar investment strategy as the strategy proposed to be utilized by the New Fund and was generally satisfied with the Adviser’s performance in managing this strategy. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of the Other Funds, and concluded that it was generally satisfied with the performance of these Other Funds, including the other money market funds managed by the Adviser.
Management Fees and Expenses
The Board reviewed the contractual management fee rate to be paid by the New Fund. As part of its review, the Board considered the New Fund’s contractual and actual management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM, as compared to New Fund’s Expense Group and Expense Universe. The Board also reviewed information provided by management which showed that the New Fund’s estimated total expense ratios were in the range of or lower than those of key competitor funds.
Profitability
Because the New Fund had not yet commenced operations, the Board noted that it could not draw any conclusions regarding the profitability of the New Fund. The Board, however, reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Other Funds. The Board considered other direct and indirect benefits received by the Adviser and the affiliated service providers in connection with their relationships with the Other Funds, together with the profitability of each of the affiliated service providers with respect to their services to the Other Funds. The Board also considered the various risks borne by the Adviser and the affiliated service providers in connection with their various roles in servicing the New Fund and the Other Funds, reputational and entrepreneurial risk.
Economies of Scale
In reviewing expected management fees and anticipated profitability with respect to the New Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the New Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the New Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the expected benefits resulting from the economies of scale with respect to the management of the New Fund in view of the fact that the New Fund had not yet commenced operations. The Board concluded that, in light of the fact that the New Fund had not yet commenced operations, and the comparative management fee and expense ratio of the New Fund, it did not appear that the Adviser or its affiliates expected to realize benefits from economies of scale in managing
37

STATE STREET INSTITUTIONAL INVESTMENT TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

the assets of the New Fund to such an extent that the proposed management fee should be reduced or that breakpoints in such fee should be implemented for the New Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the New Fund and its shareholders, and (2) the rates to be payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
38

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board.

Item 16. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Not applicable.

(a)(3)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President (Principal Executive Officer)

Date: September 3, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: September 3, 2026